UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-6440

Fidelity Aberdeen Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	March 31, 2017

Item 1.

Reports to Stockholders
Fidelity Freedom® Funds - Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050, 2055, 2060 Annual Report March 31, 2017

Contents

Performance
Management's Discussion of Fund Performance
Fidelity Freedom® Income Fund
Investment Summary
Investments
Financial Statements
Fidelity Freedom® 2005 Fund
Investment Summary
Investments
Financial Statements
Fidelity Freedom® 2010 Fund
Investment Summary
Investments
Financial Statements
Fidelity Freedom® 2015 Fund
Investment Summary
Investments
Financial Statements
Fidelity Freedom® 2020 Fund
Investment Summary
Investments
Financial Statements
Fidelity Freedom® 2025 Fund
Investment Summary
Investments
Financial Statements
Fidelity Freedom® 2030 Fund
Investment Summary
Investments
Financial Statements
Fidelity Freedom® 2035 Fund
Investment Summary
Investments
Financial Statements
Fidelity Freedom® 2040 Fund
Investment Summary
Investments
Financial Statements
Fidelity Freedom® 2045 Fund
Investment Summary
Investments
Financial Statements
Fidelity Freedom® 2050 Fund
Investment Summary
Investments
Financial Statements
Fidelity Freedom® 2055 Fund
Investment Summary
Investments
Financial Statements
Fidelity Freedom® 2060 Fund
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity Freedom® Income Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2017	Past 1 year	Past 5 years	Past 10 years
Fidelity Freedom® Income Fund	6.16%	3.73%	3.68%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® Income Fund on March 31, 2007.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$14,356	Fidelity Freedom® Income Fund
$15,197	Bloomberg Barclays U.S. Aggregate Bond Index

Effective August 24, 2016, all Barclays benchmark indices were co-branded as the Bloomberg Barclays Indices for a period of five years.

Fidelity Freedom® 2005 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2017	Past 1 year	Past 5 years	Past 10 years
Fidelity Freedom® 2005 Fund	7.91%	4.87%	3.82%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® 2005 Fund on March 31, 2007.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$14,548	Fidelity Freedom® 2005 Fund
$15,197	Bloomberg Barclays U.S. Aggregate Bond Index

Effective August 24, 2016, all Barclays benchmark indices were co-branded as the Bloomberg Barclays Indices for a period of five years.

Fidelity Freedom® 2010 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2017	Past 1 year	Past 5 years	Past 10 years
Fidelity Freedom® 2010 Fund	9.27%	5.83%	4.49%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® 2010 Fund on March 31, 2007.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$15,517	Fidelity Freedom® 2010 Fund
$15,197	Bloomberg Barclays U.S. Aggregate Bond Index

Effective August 24, 2016, all Barclays benchmark indices were co-branded as the Bloomberg Barclays Indices for a period of five years.

Fidelity Freedom® 2015 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2017	Past 1 year	Past 5 years	Past 10 years
Fidelity Freedom® 2015 Fund	10.63%	6.26%	4.55%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® 2015 Fund on March 31, 2007.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$15,602	Fidelity Freedom® 2015 Fund
$20,627	S&P 500® Index

Fidelity Freedom® 2020 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2017	Past 1 year	Past 5 years	Past 10 years
Fidelity Freedom® 2020 Fund	11.57%	6.72%	4.47%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® 2020 Fund on March 31, 2007.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$15,489	Fidelity Freedom® 2020 Fund
$20,627	S&P 500® Index

Fidelity Freedom® 2025 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2017	Past 1 year	Past 5 years	Past 10 years
Fidelity Freedom® 2025 Fund	12.46%	7.52%	4.78%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® 2025 Fund on March 31, 2007.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$15,950	Fidelity Freedom® 2025 Fund
$20,627	S&P 500® Index

Fidelity Freedom® 2030 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2017	Past 1 year	Past 5 years	Past 10 years
Fidelity Freedom® 2030 Fund	14.58%	8.12%	4.66%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® 2030 Fund on March 31, 2007.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$15,767	Fidelity Freedom® 2030 Fund
$20,627	S&P 500® Index

Fidelity Freedom® 2035 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2017	Past 1 year	Past 5 years	Past 10 years
Fidelity Freedom® 2035 Fund	16.09%	8.77%	4.86%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® 2035 Fund on March 31, 2007.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$16,077	Fidelity Freedom® 2035 Fund
$20,627	S&P 500® Index

Fidelity Freedom® 2040 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2017	Past 1 year	Past 5 years	Past 10 years
Fidelity Freedom® 2040 Fund	16.14%	8.84%	4.78%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® 2040 Fund on March 31, 2007.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$15,945	Fidelity Freedom® 2040 Fund
$20,627	S&P 500® Index

Fidelity Freedom® 2045 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2017	Past 1 year	Past 5 years	Past 10 years
Fidelity Freedom® 2045 Fund	16.08%	8.95%	4.82%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® 2045 Fund on March 31, 2007.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$16,010	Fidelity Freedom® 2045 Fund
$20,627	S&P 500® Index

Fidelity Freedom® 2050 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2017	Past 1 year	Past 5 years	Past 10 years
Fidelity Freedom® 2050 Fund	16.11%	8.97%	4.61%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® 2050 Fund on March 31, 2007.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$15,697	Fidelity Freedom® 2050 Fund
$20,627	S&P 500® Index

Fidelity Freedom® 2055 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2017	Past 1 year	Past 5 years	Life of fundA
Fidelity Freedom® 2055 Fund	16.17%	9.12%	7.82%

 A From June 1, 2011

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® 2055 Fund on June 1, 2011, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$15,520	Fidelity Freedom® 2055 Fund
$20,369	S&P 500® Index

Fidelity Freedom® 2060 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2017	Past 1 year	Life of fundA
Fidelity Freedom® 2060 Fund	16.01%	6.67%

 A From August 5, 2014

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® 2060 Fund on August 5, 2014, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$11,871	Fidelity Freedom® 2060 Fund
$13,024	S&P 500® Index

Management's Discussion of Fund Performance

Market Recap:  Despite bouts of volatility, the MSCI ACWI (All Country World Index) Index of global equities gained 15.52% for the year ending March 31, 2017, surging from November onward on renewed optimism for economic growth before leveling off in March. Earlier on, sentiment had been bolstered by U.S. economic strength, a global rally in energy and other stimuli that helped establish the uptrend. Markets tumbled briefly after Brexit – the U.K.’s June vote to exit the European Union. Later, in response to President Trump’s surprise victory in November, U.S. stocks hit a series of all-time highs on expectations for reflation and fiscal stimulus. Non-U.S. markets responded similarly.

Globally, small-cap stocks bested large-caps, although this trend was reversed for the first quarter of 2017. Similarly, value- outperformed growth-oriented stocks across all market capitalizations for the full year, despite a first-quarter 2017 reversal. Regionally within the MSCI ACWI, emerging markets (+18%) and Canada (+16%) benefited from rising commodity prices. The U.S. (+17%) also outperformed, as noted. Japan (+15%) lagged the rest of the Asia Pacific group (+18%). Meanwhile, Europe (+12%) and the U.K. (+6%) battled Brexit stress for much of the year.

Among sectors, materials (+26%) was helped by promises of increased U.S. infrastructure spending plus a cyclical rebound in commodity prices that also buoyed industrials (+16%) and energy (+16%). Financials (+26%) rode an uptick in interest rates and a late rally in banks. Similarly, technology (+25%) rose on expectations of higher enterprise IT spending. Conversely, telecom services (+1%), consumer staples (+5%) and utilities (+5%) lagged as an improved backdrop for riskier assets curbed demand for dividend-rich sectors; real estate (+4%) faced the additional concern of potential future interest rate hikes. Health care (+9%) was hampered by political and regulatory uncertainty.

In fixed income, the Bloomberg Barclays U.S. Aggregate Bond Index returned 0.44%. Yields rallied in reaction to Trump’s potentially stimulative and inflationary economic agenda, as well as the U.S. Federal Reserve’s December rate hike. Within the Bloomberg Barclays index, spread sectors outperformed Treasuries, led by corporate credit. Outside the index, riskier, non-core fixed-income segments such as emerging-markets and U.S. high-yield debt rose strongly; inflation-protected securities also outperformed.

Comments from Co-Managers Andrew Dierdorf and Brett Sumsion:  For the 12 months ending March 31, 2017, each Freedom Fund posted a positive return, ranging from 6% for Freedom Income Fund to about 16% for Freedom 2035 Fund and longer-dated Funds. Each Fund bested its respective Composite index by roughly 1 to 2 percentage points. Versus Composites, asset allocation added substantial value for the year, most notably from underweighting the investment-grade debt asset class and overweighting emerging-markets equity. Allocations to high-yield debt also helped, offset somewhat by allocations to commodity securities that, despite a positive result, underperformed most Composites and thus generally detracted for the year. Selection effects from underlying holdings were mixed across Funds. At the individual-investment level, Fidelity® Series Investment Grade Bond Fund led the Bloomberg Barclays U.S. Aggregate Bond Index by 2 percentage points. Fidelity®Series Emerging Markets Fund topped its fund-level benchmark by 4 percentage points. Conversely, our small- and mid-cap U.S. equity investments, in aggregate, undermined much of the positive selection effect from the Fund’s large-cap growth investments. That said, it was our non-U.S. equity investments that cost the most this year. Here, Fidelity Series International Value Fund lagged its fund-level benchmark by roughly 7 percentage points.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Note to shareholders:  Shareholders of Fidelity Freedom® Funds have approved a new pricing structure proposal put forward by the Board of Trustees that reduces the overall expenses that Freedom Fund shareholders pay (relative to the funds' expenses as of March 31, 2016), and provide for less fluctuation in fund expenses. Under the new structure, effective June 1, 2017, each Freedom Fund will charge shareholders for all of its operating expenses directly, and most expenses that are currently charged by the underlying funds in which the Freedom Funds invest will be eliminated.

Fidelity Freedom® Income Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Series Investment Grade Bond Fund	37.5	37.5
Fidelity Series Government Money Market Fund 0.58%	21.0	17.2
Fidelity Series Short-Term Credit Fund	7.0	9.1
Fidelity Series Emerging Markets Fund	4.7	4.8
Fidelity Series Inflation-Protected Bond Index Fund	3.8	3.9
Fidelity Series International Value Fund	2.7	2.5
Fidelity Series International Growth Fund	2.6	2.4
Fidelity Series Equity-Income Fund	2.5	2.5
Fidelity Series Growth Company Fund	2.1	2.1
Fidelity Series Stock Selector Large Cap Value Fund	1.8	1.6
	85.7	83.6

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	17.1%
International Equity Funds	10.6%
Bond Funds	44.3%
Short-Term Funds	28.0%

Six months ago
Domestic Equity Funds	17.4%
International Equity Funds	10.3%
Bond Funds	46.0%
Short-Term Funds	26.3%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® Income Fund

Investments March 31, 2017

Showing Percentage of Net Assets

Domestic Equity Funds - 17.1%
	Shares	Value
Fidelity Series 100 Index Fund (a)	745,728	$11,491,675
Fidelity Series 1000 Value Index Fund (a)	1,168,354	14,043,610
Fidelity Series All-Sector Equity Fund (a)	1,747,836	21,673,165
Fidelity Series Blue Chip Growth Fund (a)	1,735,582	22,111,317
Fidelity Series Commodity Strategy Fund (a)(b)	6,717,354	35,467,629
Fidelity Series Equity-Income Fund (a)	4,017,510	52,910,613
Fidelity Series Growth & Income Fund (a)	2,536,346	37,258,926
Fidelity Series Growth Company Fund (a)	2,969,807	43,774,948
Fidelity Series Intrinsic Opportunities Fund (a)	2,118,782	34,027,643
Fidelity Series Opportunistic Insights Fund (a)	1,503,338	24,263,870
Fidelity Series Real Estate Equity Fund (a)	345,501	4,491,516
Fidelity Series Small Cap Discovery Fund (a)	575,102	6,625,176
Fidelity Series Small Cap Opportunities Fund (a)	1,389,979	19,807,202
Fidelity Series Stock Selector Large Cap Value Fund (a)	2,958,425	37,719,914
TOTAL DOMESTIC EQUITY FUNDS
(Cost $282,648,470)		365,667,204

International Equity Funds - 10.6%
Fidelity Series Emerging Markets Fund (a)	5,612,026	100,230,776
Fidelity Series International Growth Fund (a)	4,041,273	56,577,829
Fidelity Series International Small Cap Fund (a)	813,692	12,490,172
Fidelity Series International Value Fund (a)	5,847,316	56,718,964
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $191,007,564)		226,017,741

Bond Funds - 44.3%
Fidelity Series Emerging Markets Debt Fund (a)	1,576,531	16,127,912
Fidelity Series Floating Rate High Income Fund (a)	555,783	5,291,055
Fidelity Series High Income Fund (a)	3,366,729	32,354,262
Fidelity Series Inflation-Protected Bond Index Fund (a)	8,204,271	80,976,154
Fidelity Series Investment Grade Bond Fund (a)	71,850,973	801,856,863
Fidelity Series Long-Term Treasury Bond Index Fund (a)	88,237	751,776
Fidelity Series Real Estate Income Fund (a)	925,175	10,269,443
TOTAL BOND FUNDS
(Cost $913,994,346)		947,627,465

Short-Term Funds - 28.0%
Fidelity Series Government Money Market Fund 0.58% (a)(c)	449,183,508	449,183,508
Fidelity Series Short-Term Credit Fund (a)	14,970,636	149,257,239
TOTAL SHORT-TERM FUNDS
(Cost $598,598,184)		598,440,747
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $1,986,248,564)		2,137,753,157
NET OTHER ASSETS (LIABILITIES) - 0.0%		(1,007)
NET ASSETS - 100%		$2,137,752,150

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Investments Money Market Portfolio Institutional Class 1.06%	$361,804,933	$7,185,854	$368,990,787	$158,724	$--
Fidelity Series 100 Index Fund	13,381,328	652,215	4,241,065	262,191	11,491,675
Fidelity Series 1000 Value Index Fund	7,536,729	7,163,156	2,029,697	226,170	14,043,610
Fidelity Series All-Sector Equity Fund	42,190,365	4,347,279	25,852,292	291,015	21,673,165
Fidelity Series Blue Chip Growth Fund	29,248,682	834,958	11,994,660	73,261	22,111,317
Fidelity Series Commodity Strategy Fund	26,814,515	10,091,162	3,454,420	--	35,467,629
Fidelity Series Emerging Markets Debt Fund	13,717,841	2,612,666	1,285,060	894,846	16,127,912
Fidelity Series Emerging Markets Fund	96,622,467	3,328,310	18,059,586	1,187,937	100,230,776
Fidelity Series Equity-Income Fund	56,664,913	3,337,447	14,798,018	1,175,887	52,910,613
Fidelity Series Floating Rate High Income Fund	5,418,638	334,803	782,964	242,067	5,291,055
Fidelity Series Government Money Market Fund 0.58%	--	477,672,337	28,488,829	1,123,496	449,183,508
Fidelity Series Growth & Income Fund	43,465,994	1,562,751	14,652,195	740,127	37,258,926
Fidelity Series Growth Company Fund	52,047,879	2,064,869	19,322,997	48,893	43,774,948
Fidelity Series High Income Fund	66,012,169	3,403,343	43,621,269	3,304,388	32,354,262
Fidelity Series Inflation-Protected Bond Index Fund	82,864,420	6,443,604	8,263,559	36,759	80,976,154
Fidelity Series International Growth Fund	44,489,196	17,844,559	8,375,859	632,010	56,577,829
Fidelity Series International Small Cap Fund	11,162,200	3,338,388	2,243,217	122,056	12,490,172
Fidelity Series International Value Fund	44,139,893	17,256,028	7,898,513	1,263,573	56,718,964
Fidelity Series Intrinsic Opportunities Fund	33,163,750	1,122,713	4,519,512	426,650	34,027,643
Fidelity Series Investment Grade Bond Fund	847,712,225	68,946,355	105,649,674	21,234,481	801,856,863
Fidelity Series Long-Term Treasury Bond Index Fund	--	921,638	40,458	11,849	751,776
Fidelity Series Opportunistic Insights Fund	28,245,045	1,051,453	7,731,511	6,544	24,263,870
Fidelity Series Real Estate Equity Fund	5,209,839	507,646	848,276	86,414	4,491,516
Fidelity Series Real Estate Income Fund	10,578,572	1,124,374	1,649,500	515,470	10,269,443
Fidelity Series Short-Term Credit Fund	194,899,180	16,241,170	61,509,944	2,040,670	149,257,239
Fidelity Series Small Cap Discovery Fund	7,366,759	169,776	1,955,794	34,144	6,625,176
Fidelity Series Small Cap Opportunities Fund	22,720,796	550,817	7,016,425	103,801	19,807,202
Fidelity Series Stock Selector Large Cap Value Fund	37,527,034	3,137,453	8,328,734	525,106	37,719,914
Total	$2,185,005,362	$ 663,247,124	$ 783,604,815	$36,768,529	$2,137,753,157

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Income Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2017
Assets
Investment in securities, at value (cost $1,986,248,564) — See accompanying schedule		$2,137,753,157
Cash		14
Receivable for investments sold		9,370,370
Receivable for fund shares sold		1,282,971
Total assets		2,148,406,512
Liabilities
Payable for investments purchased	$9,339,497
Payable for fund shares redeemed	1,314,865
Total liabilities		10,654,362
Net Assets		$2,137,752,150
Net Assets consist of:
Paid in capital		$1,973,957,551
Undistributed net investment income		2,856,386
Accumulated undistributed net realized gain (loss) on investments		9,433,620
Net unrealized appreciation (depreciation) on investments		151,504,593
Net Assets, for 184,824,303 shares outstanding		$2,137,752,150
Net Asset Value, offering price and redemption price per share ($2,137,752,150 ÷ 184,824,303 shares)		$11.57

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2017
Investment Income
Income distributions from underlying funds		$36,768,529
Expenses
Independent trustees' fees and expenses	$9,352
Total expenses before reductions	9,352
Expense reductions	(9,352)	–
Net investment income (loss)		36,768,529
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	13,446,443
Capital gain distributions from underlying funds	17,910,905
Total net realized gain (loss)		31,357,348
Change in net unrealized appreciation (depreciation) on underlying funds		59,659,034
Net gain (loss)		91,016,382
Net increase (decrease) in net assets resulting from operations		$127,784,911

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2017	Year ended March 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$36,768,529	$42,955,658
Net realized gain (loss)	31,357,348	34,989,521
Change in net unrealized appreciation (depreciation)	59,659,034	(91,022,412)
Net increase (decrease) in net assets resulting from operations	127,784,911	(13,077,233)
Distributions to shareholders from net investment income	(37,016,596)	(43,111,926)
Distributions to shareholders from net realized gain	(32,674,118)	(44,541,931)
Total distributions	(69,690,714)	(87,653,857)
Share transactions
Proceeds from sales of shares	318,995,628	340,518,385
Reinvestment of distributions	68,285,524	86,153,088
Cost of shares redeemed	(492,617,047)	(624,794,718)
Net increase (decrease) in net assets resulting from share transactions	(105,335,895)	(198,123,245)
Total increase (decrease) in net assets	(47,241,698)	(298,854,335)
Net Assets
Beginning of period	2,184,993,848	2,483,848,183
End of period	$2,137,752,150	$2,184,993,848
Other Information
Undistributed net investment income end of period	$2,856,386	$3,104,454
Shares
Sold	27,891,079	29,980,171
Issued in reinvestment of distributions	6,036,813	7,584,354
Redeemed	(43,107,568)	(54,997,625)
Net increase (decrease)	(9,179,676)	(17,433,100)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Freedom Income Fund

Years ended March 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$11.26	$11.75	$11.86	$11.91	$11.60
Income from Investment Operations
Net investment income (loss)A	.19	.21	.21	.16	.15
Net realized and unrealized gain (loss)	.49	(.27)	.28	.30	.40
Total from investment operations	.68	(.06)	.49	.46	.55
Distributions from net investment income	(.20)B	(.21)	(.20)	(.16)	(.16)
Distributions from net realized gain	(.17)B	(.22)	(.40)	(.35)	(.08)
Total distributions	(.37)	(.43)	(.60)	(.51)	(.24)
Net asset value, end of period	$11.57	$11.26	$11.75	$11.86	$11.91
Total ReturnC	6.16%	(.45)%	4.31%	3.95%	4.79%
Ratios to Average Net AssetsD,E
Expenses before reductionsF	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	-%	-%	-%	-%	-%
Expenses net of all reductions	-%	-%	-%	-%	-%
Net investment income (loss)	1.70%	1.86%	1.77%	1.37%	1.32%
Supplemental Data
Net assets, end of period (000 omitted)	$2,137,752	$2,184,994	$2,483,848	$1,935,210	$2,191,666
Portfolio turnover rateE	31%	20%	26%G	31%	14%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 E Amounts do not include the activity of the Underlying Funds.

 F Amount represents less than .005%.

 G The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2005 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Series Investment Grade Bond Fund	33.7	33.3
Fidelity Series Government Money Market Fund 0.58%	15.9	12.4
Fidelity Series Emerging Markets Fund	5.7	6.0
Fidelity Series Short-Term Credit Fund	5.3	6.6
Fidelity Series International Value Fund	3.8	3.7
Fidelity Series International Growth Fund	3.8	3.7
Fidelity Series Equity-Income Fund	3.7	3.9
Fidelity Series Inflation-Protected Bond Index Fund	3.3	3.4
Fidelity Series Growth Company Fund	3.1	3.3
Fidelity Series Stock Selector Large Cap Value Fund	2.6	2.5
	80.9	78.8

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	24.7%
International Equity Funds	14.1%
Bond Funds	40.0%
Short-Term Funds	21.2%

Six months ago
Domestic Equity Funds	25.6%
International Equity Funds	14.2%
Bond Funds	41.2%
Short-Term Funds	19.0%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2005 Fund

Investments March 31, 2017

Showing Percentage of Net Assets

Domestic Equity Funds - 24.7%
	Shares	Value
Fidelity Series 100 Index Fund (a)	304,176	$4,687,350
Fidelity Series 1000 Value Index Fund (a)	476,555	5,728,190
Fidelity Series All-Sector Equity Fund (a)	712,919	8,840,190
Fidelity Series Blue Chip Growth Fund (a)	707,932	9,019,055
Fidelity Series Commodity Strategy Fund (a)(b)	1,821,771	9,618,952
Fidelity Series Equity-Income Fund (a)	1,638,688	21,581,521
Fidelity Series Growth & Income Fund (a)	1,034,547	15,197,493
Fidelity Series Growth Company Fund (a)	1,211,400	17,856,033
Fidelity Series Intrinsic Opportunities Fund (a)	859,549	13,804,364
Fidelity Series Opportunistic Insights Fund (a)	613,197	9,897,007
Fidelity Series Real Estate Equity Fund (a)	139,924	1,819,013
Fidelity Series Small Cap Discovery Fund (a)	234,564	2,702,182
Fidelity Series Small Cap Opportunities Fund (a)	566,815	8,077,116
Fidelity Series Stock Selector Large Cap Value Fund (a)	1,206,701	15,385,439
TOTAL DOMESTIC EQUITY FUNDS
(Cost $120,353,521)		144,213,905

International Equity Funds - 14.1%
Fidelity Series Emerging Markets Fund (a)	1,859,736	33,214,881
Fidelity Series International Growth Fund (a)	1,564,921	21,908,894
Fidelity Series International Small Cap Fund (a)	318,868	4,894,618
Fidelity Series International Value Fund (a)	2,264,452	21,965,189
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $74,058,537)		81,983,582

Bond Funds - 40.0%
Fidelity Series Emerging Markets Debt Fund (a)	425,344	4,351,269
Fidelity Series Floating Rate High Income Fund (a)	151,653	1,443,737
Fidelity Series High Income Fund (a)	920,105	8,842,210
Fidelity Series Inflation-Protected Bond Index Fund (a)	1,963,462	19,379,371
Fidelity Series Investment Grade Bond Fund (a)	17,615,967	196,594,195
Fidelity Series Long-Term Treasury Bond Index Fund (a)	21,292	181,407
Fidelity Series Real Estate Income Fund (a)	256,917	2,851,782
TOTAL BOND FUNDS
(Cost $239,336,234)		233,643,971

Short-Term Funds - 21.2%
Fidelity Series Government Money Market Fund 0.58% (a)(c)	93,037,687	93,037,687
Fidelity Series Short-Term Credit Fund (a)	3,096,330	30,870,409
TOTAL SHORT-TERM FUNDS
(Cost $123,953,173)		123,908,096
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $557,701,465)		583,749,554
NET OTHER ASSETS (LIABILITIES) - 0.0%		4,132
NET ASSETS - 100%		$583,753,686

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Investments Money Market Portfolio Institutional Class 1.06%	$65,892,539	$2,322,591	$68,215,130	$29,256	$--
Fidelity Series 100 Index Fund	5,365,127	456,301	1,829,440	106,462	4,687,350
Fidelity Series 1000 Value Index Fund	3,021,695	3,155,729	1,016,523	92,321	5,728,190
Fidelity Series All-Sector Equity Fund	16,915,125	2,314,904	10,824,557	118,168	8,840,190
Fidelity Series Blue Chip Growth Fund	11,726,340	855,081	5,213,774	30,054	9,019,055
Fidelity Series Commodity Strategy Fund	7,120,211	3,134,832	1,165,375	--	9,618,952
Fidelity Series Emerging Markets Debt Fund	3,664,088	844,482	448,888	241,732	4,351,269
Fidelity Series Emerging Markets Fund	31,847,587	2,786,274	7,552,206	392,692	33,214,881
Fidelity Series Equity-Income Fund	22,718,658	2,403,077	6,705,467	479,953	21,581,521
Fidelity Series Floating Rate High Income Fund	1,436,893	153,186	232,281	65,274	1,443,737
Fidelity Series Government Money Market Fund 0.58%	--	101,208,574	8,170,887	223,114	93,037,687
Fidelity Series Growth & Income Fund	17,427,013	1,417,101	6,476,334	301,243	15,197,493
Fidelity Series Growth Company Fund	20,895,964	545,859	7,244,368	19,845	17,856,033
Fidelity Series High Income Fund	17,336,181	1,013,704	11,232,938	873,267	8,842,210
Fidelity Series Inflation-Protected Bond Index Fund	19,260,452	2,799,205	2,661,588	8,715	19,379,371
Fidelity Series International Growth Fund	19,580,892	5,685,627	4,447,809	254,689	21,908,894
Fidelity Series International Small Cap Fund	4,823,384	1,160,183	1,195,540	50,490	4,894,618
Fidelity Series International Value Fund	19,429,842	5,487,650	4,273,575	509,284	21,965,189
Fidelity Series Intrinsic Opportunities Fund	13,249,891	1,076,118	2,274,657	175,959	13,804,364
Fidelity Series Investment Grade Bond Fund	200,158,154	28,882,536	30,152,937	5,110,762	196,594,195
Fidelity Series Long-Term Treasury Bond Index Fund	--	224,699	11,988	2,862	181,407
Fidelity Series Opportunistic Insights Fund	11,324,594	935,404	3,466,001	2,656	9,897,007
Fidelity Series Real Estate Equity Fund	2,088,673	353,271	475,708	35,111	1,819,013
Fidelity Series Real Estate Income Fund	2,839,983	424,126	471,478	139,762	2,851,782
Fidelity Series Short-Term Credit Fund	35,463,434	7,139,470	11,647,680	397,723	30,870,409
Fidelity Series Small Cap Discovery Fund	2,985,525	207,071	928,108	13,678	2,702,182
Fidelity Series Small Cap Opportunities Fund	9,109,662	630,084	3,132,407	42,542	8,077,116
Fidelity Series Stock Selector Large Cap Value Fund	15,046,600	1,856,773	3,727,807	213,625	15,385,439
Total	$580,728,507	$179,473,912	$205,195,451	$9,931,239	$583,749,554

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2005 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2017
Assets
Investment in securities, at value (cost $557,701,465) — See accompanying schedule		$583,749,554
Receivable for investments sold		2,921,915
Receivable for fund shares sold		431,453
Total assets		587,102,922
Liabilities
Payable for investments purchased	$2,746,242
Payable for fund shares redeemed	602,994
Total liabilities		3,349,236
Net Assets		$583,753,686
Net Assets consist of:
Paid in capital		$553,037,589
Undistributed net investment income		1,590,035
Accumulated undistributed net realized gain (loss) on investments		3,077,973
Net unrealized appreciation (depreciation) on investments		26,048,089
Net Assets, for 47,851,082 shares outstanding		$583,753,686
Net Asset Value, offering price and redemption price per share ($583,753,686 ÷ 47,851,082 shares)		$12.20

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2017
Investment Income
Income distributions from underlying funds		$9,931,239
Expenses
Independent trustees' fees and expenses	$2,528
Total expenses before reductions	2,528
Expense reductions	(2,528)	–
Net investment income (loss)		9,931,239
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	2,677,189
Capital gain distributions from underlying funds	5,687,382
Total net realized gain (loss)		8,364,571
Change in net unrealized appreciation (depreciation) on underlying funds		26,065,382
Net gain (loss)		34,429,953
Net increase (decrease) in net assets resulting from operations		$44,361,192

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2017	Year ended March 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$9,931,239	$11,270,613
Net realized gain (loss)	8,364,571	9,014,948
Change in net unrealized appreciation (depreciation)	26,065,382	(27,042,171)
Net increase (decrease) in net assets resulting from operations	44,361,192	(6,756,610)
Distributions to shareholders from net investment income	(10,200,069)	(11,241,531)
Distributions to shareholders from net realized gain	(7,369,706)	(11,940,080)
Total distributions	(17,569,775)	(23,181,611)
Share transactions
Proceeds from sales of shares	99,885,293	93,826,166
Reinvestment of distributions	17,425,187	23,010,988
Cost of shares redeemed	(141,074,680)	(145,895,309)
Net increase (decrease) in net assets resulting from share transactions	(23,764,200)	(29,058,155)
Total increase (decrease) in net assets	3,027,217	(58,996,376)
Net Assets
Beginning of period	580,726,469	639,722,845
End of period	$583,753,686	$580,726,469
Other Information
Undistributed net investment income end of period	$1,590,035	$1,858,864
Shares
Sold	8,370,565	7,967,595
Issued in reinvestment of distributions	1,487,696	1,953,066
Redeemed	(11,808,557)	(12,384,046)
Net increase (decrease)	(1,950,296)	(2,463,385)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Freedom 2005 Fund

Years ended March 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$11.66	$12.24	$12.01	$11.53	$11.11
Income from Investment Operations
Net investment income (loss)A	.20	.22	.22	.16	.15
Net realized and unrealized gain (loss)	.71	(.34)	.40	.58	.51
Total from investment operations	.91	(.12)	.62	.74	.66
Distributions from net investment income	(.22)B	(.22)	(.23)	(.15)	(.17)
Distributions from net realized gain	(.15)B	(.23)	(.17)	(.10)	(.07)
Total distributions	(.37)	(.46)C	(.39)D	(.26)E	(.24)
Net asset value, end of period	$12.20	$11.66	$12.24	$12.01	$11.53
Total ReturnF	7.91%	(1.01)%	5.26%	6.43%	5.99%
Ratios to Average Net AssetsG,H
Expenses before reductionsI	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	-%	-%	-%	-%	-%
Expenses net of all reductions	-%	-%	-%	-%	-%
Net investment income (loss)	1.70%	1.87%	1.79%	1.38%	1.38%
Supplemental Data
Net assets, end of period (000 omitted)	$583,754	$580,726	$639,723	$668,987	$704,183
Portfolio turnover rateG	31%	22%	23%	44%	22%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions of $.46 per share is comprised of distributions from net investment income of $.223 and distributions from net realized gain of $.234 per share.

 D Total distributions of $.39 per share is comprised of distributions from net investment income of $.225 and distributions from net realized gain of $.168 per share.

 E Total distributions of $.26 per share is comprised of distributions from net investment income of $.153 and distributions from net realized gain of $.103 per share.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 I Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2010 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Series Investment Grade Bond Fund	30.3	29.8
Fidelity Series Government Money Market Fund 0.58%	12.2	9.1
Fidelity Series Emerging Markets Fund	6.5	6.9
Fidelity Series Equity-Income Fund	4.7	4.8
Fidelity Series International Value Fund	4.7	4.6
Fidelity Series International Growth Fund	4.7	4.6
Fidelity Series Short-Term Credit Fund	4.0	4.8
Fidelity Series Growth Company Fund	3.9	4.2
Fidelity Series Stock Selector Large Cap Value Fund	3.3	3.1
Fidelity Series Growth & Income Fund	3.3	3.6
	77.6	75.5

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	30.9%
International Equity Funds	16.9%
Bond Funds	36.0%
Short-Term Funds	16.2%

Six months ago
Domestic Equity Funds	31.8%
International Equity Funds	17.1%
Bond Funds	37.2%
Short-Term Funds	13.9%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2010 Fund

Investments March 31, 2017

Showing Percentage of Net Assets

Domestic Equity Funds - 30.9%
	Shares	Value
Fidelity Series 100 Index Fund (a)	2,736,187	$42,164,646
Fidelity Series 1000 Value Index Fund (a)	4,286,762	51,526,879
Fidelity Series All-Sector Equity Fund (a)	6,412,926	79,520,284
Fidelity Series Blue Chip Growth Fund (a)	6,368,184	81,130,669
Fidelity Series Commodity Strategy Fund (a)(b)	12,609,870	66,580,114
Fidelity Series Equity-Income Fund (a)	14,740,492	194,132,279
Fidelity Series Growth & Income Fund (a)	9,306,124	136,706,954
Fidelity Series Growth Company Fund (a)	10,897,074	160,622,872
Fidelity Series Intrinsic Opportunities Fund (a)	7,711,937	123,853,701
Fidelity Series Opportunistic Insights Fund (a)	5,515,958	89,027,558
Fidelity Series Real Estate Equity Fund (a)	1,248,646	16,232,403
Fidelity Series Small Cap Discovery Fund (a)	2,109,865	24,305,650
Fidelity Series Small Cap Opportunities Fund (a)	5,059,832	72,102,603
Fidelity Series Stock Selector Large Cap Value Fund (a)	10,848,807	138,322,291
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,004,601,902)		1,276,228,903

International Equity Funds - 16.9%
Fidelity Series Emerging Markets Fund (a)	15,198,110	271,438,238
Fidelity Series International Growth Fund (a)	13,777,827	192,889,582
Fidelity Series International Small Cap Fund (a)	2,827,686	43,404,977
Fidelity Series International Value Fund (a)	19,936,998	193,388,884
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $619,361,501)		701,121,681

Bond Funds - 36.0%
Fidelity Series Emerging Markets Debt Fund (a)	3,026,854	30,964,719
Fidelity Series Floating Rate High Income Fund (a)	1,074,193	10,226,318
Fidelity Series High Income Fund (a)	6,525,922	62,714,112
Fidelity Series Inflation-Protected Bond Index Fund (a)	11,241,738	110,955,952
Fidelity Series Investment Grade Bond Fund (a)	112,151,539	1,251,611,176
Fidelity Series Long-Term Treasury Bond Index Fund (a)	134,995	1,150,158
Fidelity Series Real Estate Income Fund (a)	1,830,129	20,314,432
TOTAL BOND FUNDS
(Cost $1,518,321,914)		1,487,936,867

Short-Term Funds - 16.2%
Fidelity Series Government Money Market Fund 0.58% (a)(c)	504,760,496	504,760,496
Fidelity Series Short-Term Credit Fund (a)	16,782,401	167,320,535
TOTAL SHORT-TERM FUNDS
(Cost $672,373,539)		672,081,031
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $3,814,658,856)		4,137,368,482
NET OTHER ASSETS (LIABILITIES) - 0.0%		(8,871)
NET ASSETS - 100%		$4,137,359,611

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Investments Money Market Portfolio Institutional Class 1.06%	$333,794,019	$27,558,867	$361,352,886	$152,237	$--
Fidelity Series 100 Index Fund	48,848,820	1,348,206	14,253,071	962,479	42,164,646
Fidelity Series 1000 Value Index Fund	27,512,386	26,934,487	8,102,331	835,827	51,526,879
Fidelity Series All-Sector Equity Fund	154,011,522	15,342,186	93,639,187	1,068,228	79,520,284
Fidelity Series Blue Chip Growth Fund	106,766,081	1,823,131	42,187,584	268,217	81,130,669
Fidelity Series Commodity Strategy Fund	52,237,192	18,601,856	8,187,620	--	66,580,114
Fidelity Series Emerging Markets Debt Fund	27,178,382	4,754,103	3,102,928	1,748,953	30,964,719
Fidelity Series Emerging Markets Fund	269,058,869	8,278,203	56,560,805	3,247,148	271,438,238
Fidelity Series Equity-Income Fund	206,852,207	9,376,301	50,359,793	4,316,957	194,132,279
Fidelity Series Floating Rate High Income Fund	10,436,653	681,686	1,510,159	466,922	10,226,318
Fidelity Series Government Money Market Fund 0.58%	--	547,094,789	42,334,292	1,194,620	504,760,496
Fidelity Series Growth & Income Fund	158,669,435	3,812,692	51,137,074	2,725,881	136,706,954
Fidelity Series Growth Company Fund	190,226,232	3,900,632	66,567,051	179,477	160,622,872
Fidelity Series High Income Fund	127,505,770	6,419,485	83,818,376	6,345,597	62,714,112
Fidelity Series Inflation-Protected Bond Index Fund	114,095,136	11,669,295	14,718,316	50,868	110,955,952
Fidelity Series International Growth Fund	184,198,204	36,075,368	37,320,173	2,281,406	192,889,582
Fidelity Series International Small Cap Fund	45,080,936	7,180,133	9,816,361	451,816	43,404,977
Fidelity Series International Value Fund	182,795,955	34,570,287	35,821,243	4,561,450	193,388,884
Fidelity Series Intrinsic Opportunities Fund	119,860,088	2,590,224	14,213,058	1,566,812	123,853,701
Fidelity Series Investment Grade Bond Fund	1,342,465,122	129,999,881	206,999,684	32,915,253	1,251,611,176
Fidelity Series Long-Term Treasury Bond Index Fund	--	1,433,047	83,997	18,117	1,150,158
Fidelity Series Opportunistic Insights Fund	103,110,321	2,595,763	26,598,033	24,017	89,027,558
Fidelity Series Real Estate Equity Fund	19,018,140	2,362,788	3,854,515	315,723	16,232,403
Fidelity Series Real Estate Income Fund	21,066,095	1,971,892	3,160,209	1,011,247	20,314,432
Fidelity Series Short-Term Credit Fund	179,323,503	38,193,320	49,764,052	2,100,551	167,320,535
Fidelity Series Small Cap Discovery Fund	27,125,610	337,922	6,995,569	122,154	24,305,650
Fidelity Series Small Cap Opportunities Fund	82,937,621	999,652	24,877,968	380,764	72,102,603
Fidelity Series Stock Selector Large Cap Value Fund	136,996,500	10,346,831	28,770,775	1,932,280	138,322,291
Total	$4,271,170,799	$ 956,253,027	$ 1,346,107,110	$71,245,001	$4,137,368,482

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2010 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2017
Assets
Investment in securities, at value (cost $3,814,658,856) — See accompanying schedule		$4,137,368,482
Receivable for investments sold		19,910,597
Receivable for fund shares sold		1,069,286
Other receivables		73,910
Total assets		4,158,422,275
Liabilities
Payable for investments purchased	$18,134,540
Payable for fund shares redeemed	2,854,213
Other payables and accrued expenses	73,911
Total liabilities		21,062,664
Net Assets		$4,137,359,611
Net Assets consist of:
Paid in capital		$3,764,557,914
Undistributed net investment income		11,352,557
Accumulated undistributed net realized gain (loss) on investments		38,739,514
Net unrealized appreciation (depreciation) on investments		322,709,626
Net Assets, for 265,961,833 shares outstanding		$4,137,359,611
Net Asset Value, offering price and redemption price per share ($4,137,359,611 ÷ 265,961,833 shares)		$15.56

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2017
Investment Income
Income distributions from underlying funds		$71,245,001
Expenses
Independent trustees' fees and expenses	$18,214
Total expenses before reductions	18,214
Expense reductions	(18,214)	–
Net investment income (loss)		71,245,001
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	34,526,189
Capital gain distributions from underlying funds	45,071,059
Total net realized gain (loss)		79,597,248
Change in net unrealized appreciation (depreciation) on underlying funds		221,525,569
Net gain (loss)		301,122,817
Net increase (decrease) in net assets resulting from operations		$372,367,818

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2017	Year ended March 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$71,245,001	$84,856,074
Net realized gain (loss)	79,597,248	109,780,832
Change in net unrealized appreciation (depreciation)	221,525,569	(268,430,453)
Net increase (decrease) in net assets resulting from operations	372,367,818	(73,793,547)
Distributions to shareholders from net investment income	(71,220,043)	(85,567,414)
Distributions to shareholders from net realized gain	(73,776,491)	(148,122,283)
Total distributions	(144,996,534)	(233,689,697)
Share transactions
Proceeds from sales of shares	450,240,426	515,188,222
Reinvestment of distributions	142,971,004	230,831,705
Cost of shares redeemed	(954,373,734)	(1,107,976,208)
Net increase (decrease) in net assets resulting from share transactions	(361,162,304)	(361,956,281)
Total increase (decrease) in net assets	(133,791,020)	(669,439,525)
Net Assets
Beginning of period	4,271,150,631	4,940,590,156
End of period	$4,137,359,611	$4,271,150,631
Other Information
Undistributed net investment income end of period	$11,352,557	$12,144,285
Shares
Sold	29,730,777	34,147,494
Issued in reinvestment of distributions	9,654,368	15,340,249
Redeemed	(63,066,784)	(73,632,012)
Net increase (decrease)	(23,681,639)	(24,144,269)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Freedom 2010 Fund

Years ended March 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$14.75	$15.75	$15.51	$14.67	$13.99
Income from Investment Operations
Net investment income (loss)A	.26	.28	.28	.22	.22
Net realized and unrealized gain (loss)	1.08	(.50)	.62	.99	.80
Total from investment operations	1.34	(.22)	.90	1.21	1.02
Distributions from net investment income	(.26)	(.29)	(.29)	(.21)	(.24)
Distributions from net realized gain	(.26)	(.49)	(.36)	(.16)	(.10)
Total distributions	(.53)B	(.78)	(.66)C	(.37)	(.34)
Net asset value, end of period	$15.56	$14.75	$15.75	$15.51	$14.67
Total ReturnD	9.27%	(1.42)%	5.91%	8.31%	7.43%
Ratios to Average Net AssetsE,F
Expenses before reductionsG	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	-%	-%	-%	-%	-%
Expenses net of all reductions	-%	-%	-%	-%	-%
Net investment income (loss)	1.69%	1.86%	1.81%	1.43%	1.54%
Supplemental Data
Net assets, end of period (000 omitted)	$4,137,360	$4,271,151	$4,940,590	$5,419,921	$5,879,292
Portfolio turnover rateE	23%	17%	18%	35%	19%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.53 per share is comprised of distributions from net investment income of $.262 and distributions from net realized gain of $.264 per share

 C Total distributions of $.66 per share is comprised of distributions from net investment income of $.294 and distributions from net realized gain of $.361 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 G Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2015 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Series Investment Grade Bond Fund	26.6	26.2
Fidelity Series Government Money Market Fund 0.58%	8.8	6.1
Fidelity Series Emerging Markets Fund	7.2	7.5
Fidelity Series Equity-Income Fund	5.7	5.8
Fidelity Series International Value Fund	5.6	5.5
Fidelity Series International Growth Fund	5.6	5.5
Fidelity Series Growth Company Fund	4.7	5.1
Fidelity Series Stock Selector Large Cap Value Fund	4.1	3.7
Fidelity Series Growth & Income Fund	4.0	4.4
Fidelity Series Intrinsic Opportunities Fund	3.6	3.5
	75.9	73.3

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	37.1%
International Equity Funds	19.7%
Bond Funds	31.5%
Short-Term Funds	11.7%

Six months ago
Domestic Equity Funds	38.3%
International Equity Funds	19.7%
Bond Funds	32.7%
Short-Term Funds	9.3%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2015 Fund

Investments March 31, 2017

Showing Percentage of Net Assets

Domestic Equity Funds - 37.1%
	Shares	Value
Fidelity Series 100 Index Fund (a)	4,287,909	$66,076,673
Fidelity Series 1000 Value Index Fund (a)	6,710,197	80,656,571
Fidelity Series All-Sector Equity Fund (a)	10,049,725	124,616,586
Fidelity Series Blue Chip Growth Fund (a)	9,979,685	127,141,191
Fidelity Series Commodity Strategy Fund (a)(b)	16,442,334	86,815,524
Fidelity Series Equity-Income Fund (a)	23,040,553	303,444,086
Fidelity Series Growth & Income Fund (a)	14,583,703	214,234,599
Fidelity Series Growth Company Fund (a)	17,077,362	251,720,311
Fidelity Series Intrinsic Opportunities Fund (a)	11,978,380	192,372,784
Fidelity Series Opportunistic Insights Fund (a)	8,644,128	139,516,224
Fidelity Series Real Estate Equity Fund (a)	1,948,787	25,334,235
Fidelity Series Small Cap Discovery Fund (a)	3,299,573	38,011,077
Fidelity Series Small Cap Opportunities Fund (a)	7,895,152	112,505,917
Fidelity Series Stock Selector Large Cap Value Fund (a)	16,926,885	215,817,782
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,531,770,621)		1,978,263,560

International Equity Funds - 19.7%
Fidelity Series Emerging Markets Fund (a)	21,586,315	385,531,580
Fidelity Series International Growth Fund (a)	21,254,168	297,558,345
Fidelity Series International Small Cap Fund (a)	4,388,446	67,362,639
Fidelity Series International Value Fund (a)	30,755,961	298,332,821
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $908,172,907)		1,048,785,385

Bond Funds - 31.5%
Fidelity Series Emerging Markets Debt Fund (a)	3,861,452	39,502,649
Fidelity Series Floating Rate High Income Fund (a)	1,382,549	13,161,870
Fidelity Series High Income Fund (a)	8,408,689	80,807,497
Fidelity Series Inflation-Protected Bond Index Fund (a)	10,145,522	100,136,299
Fidelity Series Investment Grade Bond Fund (a)	127,152,300	1,419,019,666
Fidelity Series Long-Term Treasury Bond Index Fund (a)	150,059	1,278,499
Fidelity Series Real Estate Income Fund (a)	2,351,469	26,101,304
TOTAL BOND FUNDS
(Cost $1,677,951,348)		1,680,007,784

Short-Term Funds - 11.7%
Fidelity Series Government Money Market Fund 0.58% (a)(c)	465,951,336	465,951,336
Fidelity Series Short-Term Credit Fund (a)	15,479,460	154,330,220
TOTAL SHORT-TERM FUNDS
(Cost $620,575,301)		620,281,556
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $4,738,470,177)		5,327,338,285
NET OTHER ASSETS (LIABILITIES) - 0.0%		(24,842)
NET ASSETS - 100%		$5,327,313,443

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Investments Money Market Portfolio Institutional Class 1.06%	$245,979,946	$53,741,082	$299,721,028	$120,016	$--
Fidelity Series 100 Index Fund	72,776,140	2,886,699	19,021,890	1,480,217	66,076,673
Fidelity Series 1000 Value Index Fund	40,989,673	42,439,477	11,083,972	1,287,519	80,656,571
Fidelity Series All-Sector Equity Fund	229,453,074	25,096,797	135,303,149	1,642,840	124,616,586
Fidelity Series Blue Chip Growth Fund	159,061,772	4,430,666	58,723,849	404,397	127,141,191
Fidelity Series Commodity Strategy Fund	65,202,604	26,673,931	9,994,640	--	86,815,524
Fidelity Series Emerging Markets Debt Fund	34,297,027	6,408,769	3,898,599	2,208,307	39,502,649
Fidelity Series Emerging Markets Fund	369,404,058	13,509,877	67,402,962	4,520,938	385,531,580
Fidelity Series Equity-Income Fund	308,172,259	19,229,278	66,353,742	6,521,719	303,444,086
Fidelity Series Floating Rate High Income Fund	13,192,284	894,290	1,700,756	587,020	13,161,870
Fidelity Series Government Money Market Fund 0.58%	--	502,261,493	36,310,157	1,045,255	465,951,336
Fidelity Series Growth & Income Fund	236,386,018	8,588,185	69,112,153	4,122,242	214,234,599
Fidelity Series Growth Company Fund	283,355,841	5,988,138	87,660,785	275,528	251,720,311
Fidelity Series High Income Fund	159,696,787	8,105,851	102,746,575	7,945,969	80,807,497
Fidelity Series Inflation-Protected Bond Index Fund	99,879,116	12,958,140	12,587,202	44,754	100,136,299
Fidelity Series International Growth Fund	280,308,733	54,256,038	52,273,788	3,491,148	297,558,345
Fidelity Series International Small Cap Fund	67,672,463	11,588,872	13,425,454	692,649	67,362,639
Fidelity Series International Value Fund	278,204,034	52,019,946	49,956,072	6,979,570	298,332,821
Fidelity Series Intrinsic Opportunities Fund	177,385,315	6,122,628	14,736,486	2,372,086	192,372,784
Fidelity Series Investment Grade Bond Fund	1,524,187,198	174,769,496	264,895,158	36,569,359	1,419,019,666
Fidelity Series Long-Term Treasury Bond Index Fund	--	1,575,786	77,272	20,096	1,278,499
Fidelity Series Opportunistic Insights Fund	153,617,375	6,215,687	35,438,036	36,941	139,516,224
Fidelity Series Real Estate Equity Fund	28,331,715	4,639,974	5,674,222	482,562	25,334,235
Fidelity Series Real Estate Income Fund	26,575,418	2,761,470	3,787,782	1,277,534	26,101,304
Fidelity Series Short-Term Credit Fund	131,636,279	60,630,544	37,582,834	1,785,621	154,330,220
Fidelity Series Small Cap Discovery Fund	40,740,289	1,201,866	9,714,073	184,832	38,011,077
Fidelity Series Small Cap Opportunities Fund	123,558,106	2,914,982	33,636,808	576,667	112,505,917
Fidelity Series Stock Selector Large Cap Value Fund	204,102,963	20,635,430	38,732,529	2,974,223	215,817,782
Total	$5,354,166,487	$ 1,132,545,392	$ 1,541,551,973	$89,650,009	$5,327,338,285

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2015 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2017
Assets
Investment in securities, at value (cost $4,738,470,177) — See accompanying schedule		$5,327,338,285
Cash		2
Receivable for investments sold		24,236,707
Receivable for fund shares sold		4,610,400
Total assets		5,356,185,394
Liabilities
Payable for investments purchased	$23,581,869
Payable for fund shares redeemed	5,290,082
Total liabilities		28,871,951
Net Assets		$5,327,313,443
Net Assets consist of:
Paid in capital		$4,665,525,199
Undistributed net investment income		13,454,011
Accumulated undistributed net realized gain (loss) on investments		59,466,125
Net unrealized appreciation (depreciation) on investments		588,868,108
Net Assets, for 415,430,672 shares outstanding		$5,327,313,443
Net Asset Value, offering price and redemption price per share ($5,327,313,443 ÷ 415,430,672 shares)		$12.82

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2017
Investment Income
Income distributions from underlying funds		$89,650,009
Expenses
Independent trustees' fees and expenses	$22,909
Total expenses before reductions	22,909
Expense reductions	(22,909)	–
Net investment income (loss)		89,650,009
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	43,560,857
Capital gain distributions from underlying funds	62,731,787
Total net realized gain (loss)		106,292,644
Change in net unrealized appreciation (depreciation) on underlying funds		338,617,512
Net gain (loss)		444,910,156
Net increase (decrease) in net assets resulting from operations		$534,560,165

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2017	Year ended March 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$89,650,009	$105,599,449
Net realized gain (loss)	106,292,644	153,430,166
Change in net unrealized appreciation (depreciation)	338,617,512	(373,558,088)
Net increase (decrease) in net assets resulting from operations	534,560,165	(114,528,473)
Distributions to shareholders from net investment income	(89,847,108)	(104,668,229)
Distributions to shareholders from net realized gain	(104,826,159)	(195,999,556)
Total distributions	(194,673,267)	(300,667,785)
Share transactions
Proceeds from sales of shares	1,077,815,896	1,235,616,612
Reinvestment of distributions	192,945,931	298,488,989
Cost of shares redeemed	(1,637,477,620)	(1,820,928,056)
Net increase (decrease) in net assets resulting from share transactions	(366,715,793)	(286,822,455)
Total increase (decrease) in net assets	(26,828,895)	(702,018,713)
Net Assets
Beginning of period	5,354,142,338	6,056,161,051
End of period	$5,327,313,443	$5,354,142,338
Other Information
Undistributed net investment income end of period	$13,454,011	$13,904,703
Shares
Sold	86,891,690	100,089,645
Issued in reinvestment of distributions	15,956,683	24,174,139
Redeemed	(132,326,360)	(148,066,977)
Net increase (decrease)	(29,477,987)	(23,803,193)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Freedom 2015 Fund

Years ended March 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$12.03	$12.92	$12.91	$12.28	$11.69
Income from Investment Operations
Net investment income (loss)A	.21	.23	.23	.18	.18
Net realized and unrealized gain (loss)	1.04	(.46)	.57	.91	.69
Total from investment operations	1.25	(.23)	.80	1.09	.87
Distributions from net investment income	(.21)	(.23)	(.25)	(.18)	(.20)
Distributions from net realized gain	(.24)	(.43)	(.54)	(.28)	(.08)
Total distributions	(.46)B	(.66)	(.79)	(.46)	(.28)
Net asset value, end of period	$12.82	$12.03	$12.92	$12.91	$12.28
Total ReturnC	10.63%	(1.83)%	6.42%	8.95%	7.60%
Ratios to Average Net AssetsD,E
Expenses before reductionsF	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	-%	-%	-%	-%	-%
Expenses net of all reductions	-%	-%	-%	-%	-%
Net investment income (loss)	1.69%	1.87%	1.83%	1.47%	1.57%
Supplemental Data
Net assets, end of period (000 omitted)	$5,327,313	$5,354,142	$6,056,161	$6,388,485	$6,507,169
Portfolio turnover rateD	21%	17%	18%	39%	23%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.46 per share is comprised of distributions from net investment income of $.214 and distributions from net realized gain of $.243 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 F Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2020 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Series Investment Grade Bond Fund	24.2	23.8
Fidelity Series Emerging Markets Fund	7.7	7.9
Fidelity Series Government Money Market Fund 0.58%	6.6	4.4
Fidelity Series Equity-Income Fund	6.4	6.4
Fidelity Series International Value Fund	6.3	6.1
Fidelity Series International Growth Fund	6.2	6.1
Fidelity Series Growth Company Fund	5.3	5.6
Fidelity Series Stock Selector Large Cap Value Fund	4.6	4.3
Fidelity Series Growth & Income Fund	4.5	4.8
Fidelity Series Intrinsic Opportunities Fund	4.0	3.8
	75.8	73.2

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	41.4%
International Equity Funds	21.6%
Bond Funds	28.2%
Short-Term Funds	8.8%

Six months ago
Domestic Equity Funds	42.3%
International Equity Funds	21.5%
Bond Funds	29.5%
Short-Term Funds	6.7%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2020 Fund

Investments March 31, 2017

Showing Percentage of Net Assets

Domestic Equity Funds - 41.4%
	Shares	Value
Fidelity Series 100 Index Fund (a)	11,080,507	$170,750,619
Fidelity Series 1000 Value Index Fund (a)	17,301,278	207,961,357
Fidelity Series All-Sector Equity Fund (a)	25,969,694	322,024,207
Fidelity Series Blue Chip Growth Fund (a)	25,788,956	328,551,300
Fidelity Series Commodity Strategy Fund (a)(b)	38,030,332	200,800,153
Fidelity Series Equity-Income Fund (a)	59,445,396	782,895,867
Fidelity Series Growth & Income Fund (a)	37,625,351	552,716,408
Fidelity Series Growth Company Fund (a)	44,096,642	649,984,509
Fidelity Series Intrinsic Opportunities Fund (a)	30,850,428	495,457,872
Fidelity Series Opportunistic Insights Fund (a)	22,337,582	360,528,573
Fidelity Series Real Estate Equity Fund (a)	5,020,907	65,271,789
Fidelity Series Small Cap Discovery Fund (a)	8,502,203	97,945,381
Fidelity Series Small Cap Opportunities Fund (a)	20,421,046	290,999,903
Fidelity Series Stock Selector Large Cap Value Fund (a)	43,701,089	557,188,889
TOTAL DOMESTIC EQUITY FUNDS
(Cost $3,974,784,537)		5,083,076,827

International Equity Funds - 21.6%
Fidelity Series Emerging Markets Fund (a)	53,087,720	948,146,671
Fidelity Series International Growth Fund (a)	54,551,676	763,723,461
Fidelity Series International Small Cap Fund (a)	11,269,159	172,981,588
Fidelity Series International Value Fund (a)	78,939,228	765,710,516
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $2,324,551,284)		2,650,562,236

Bond Funds - 28.2%
Fidelity Series Emerging Markets Debt Fund (a)	8,675,788	88,753,315
Fidelity Series Floating Rate High Income Fund (a)	3,185,123	30,322,371
Fidelity Series High Income Fund (a)	19,390,742	186,345,032
Fidelity Series Inflation-Protected Bond Index Fund (a)	13,621,668	134,445,865
Fidelity Series Investment Grade Bond Fund (a)	265,686,874	2,965,065,514
Fidelity Series Long-Term Treasury Bond Index Fund (a)	306,534	2,611,672
Fidelity Series Real Estate Income Fund (a)	5,409,190	60,042,005
TOTAL BOND FUNDS
(Cost $3,497,422,313)		3,467,585,774

Short-Term Funds - 8.8%
Fidelity Series Government Money Market Fund 0.58% (a)(c)	809,950,560	809,950,560
Fidelity Series Short-Term Credit Fund (a)	26,890,934	268,102,615
TOTAL SHORT-TERM FUNDS
(Cost $1,078,555,081)		1,078,053,175
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $10,875,313,215)		12,279,278,012
NET OTHER ASSETS (LIABILITIES) - 0.0%		(37,685)
NET ASSETS - 100%		$12,279,240,327

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Investments Money Market Portfolio Institutional Class 1.06%	$415,095,932	$24,670,196	$439,766,128	$190,785	$--
Fidelity Series 100 Index Fund	177,210,154	9,538,665	39,539,762	3,734,343	170,750,619
Fidelity Series 1000 Value Index Fund	99,809,298	107,691,021	20,764,647	3,252,995	207,961,357
Fidelity Series All-Sector Equity Fund	558,728,879	67,638,000	317,084,553	4,145,114	322,024,207
Fidelity Series Blue Chip Growth Fund	387,327,358	15,922,985	130,873,283	1,006,575	328,551,300
Fidelity Series Commodity Strategy Fund	145,933,987	60,531,864	16,935,427	--	200,800,153
Fidelity Series Emerging Markets Debt Fund	74,033,330	15,110,391	6,277,539	4,867,561	88,753,315
Fidelity Series Emerging Markets Fund	860,935,546	47,535,324	128,423,030	10,904,827	948,146,671
Fidelity Series Equity-Income Fund	750,401,540	57,690,219	130,411,632	16,185,309	782,895,867
Fidelity Series Floating Rate High Income Fund	29,173,199	2,065,862	2,648,754	1,319,095	30,322,371
Fidelity Series Government Money Market Fund 0.58%	--	858,189,001	48,238,440	1,728,947	809,950,560
Fidelity Series Growth & Income Fund	575,593,371	27,305,727	145,658,092	10,198,411	552,716,408
Fidelity Series Growth Company Fund	689,300,452	15,066,684	179,589,093	693,240	649,984,509
Fidelity Series High Income Fund	349,520,891	18,312,124	216,519,169	17,762,748	186,345,032
Fidelity Series Inflation-Protected Bond Index Fund	124,976,499	21,869,475	12,154,203	56,956	134,445,865
Fidelity Series International Growth Fund	686,291,524	138,066,574	100,040,445	8,782,500	763,723,461
Fidelity Series International Small Cap Fund	164,486,763	29,420,478	25,064,906	1,743,537	172,981,588
Fidelity Series International Value Fund	681,178,369	132,490,593	93,975,540	17,557,162	765,710,516
Fidelity Series Intrinsic Opportunities Fund	423,449,419	22,123,124	8,518,552	5,871,057	495,457,872
Fidelity Series Investment Grade Bond Fund	2,917,711,290	392,518,646	312,814,003	74,498,100	2,965,065,514
Fidelity Series Long-Term Treasury Bond Index Fund	--	3,170,460	109,861	41,048	2,611,672
Fidelity Series Opportunistic Insights Fund	374,057,464	21,313,481	72,848,024	93,206	360,528,573
Fidelity Series Real Estate Equity Fund	68,987,653	14,233,458	13,227,972	1,205,482	65,271,789
Fidelity Series Real Estate Income Fund	58,650,026	6,713,286	6,548,274	2,880,190	60,042,005
Fidelity Series Short-Term Credit Fund	222,286,289	90,804,887	44,338,126	2,874,884	268,102,615
Fidelity Series Small Cap Discovery Fund	100,013,032	3,605,137	20,144,791	461,195	97,945,381
Fidelity Series Small Cap Opportunities Fund	300,865,237	12,011,089	70,792,492	1,439,413	290,999,903
Fidelity Series Stock Selector Large Cap Value Fund	496,984,924	59,105,231	73,743,583	7,509,653	557,188,889
Total	$11,733,002,426	$ 2,274,713,982	$ 2,677,050,321	$201,004,333	$12,279,278,012

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2020 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2017
Assets
Investment in securities, at value (cost $10,875,313,215) — See accompanying schedule		$12,279,278,012
Cash		2
Receivable for investments sold		52,704,620
Receivable for fund shares sold		12,903,023
Other receivables		144,189
Total assets		12,345,029,846
Liabilities
Payable for investments purchased	$55,404,990
Payable for fund shares redeemed	10,240,345
Other payables and accrued expenses	144,184
Total liabilities		65,789,519
Net Assets		$12,279,240,327
Net Assets consist of:
Paid in capital		$10,706,588,721
Undistributed net investment income		28,010,421
Accumulated undistributed net realized gain (loss) on investments		140,676,388
Net unrealized appreciation (depreciation) on investments		1,403,964,797
Net Assets, for 782,137,185 shares outstanding		$12,279,240,327
Net Asset Value, offering price and redemption price per share ($12,279,240,327 ÷ 782,137,185 shares)		$15.70

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2017
Investment Income
Income distributions from underlying funds		$201,004,333
Expenses
Independent trustees' fees and expenses	$51,159
Total expenses before reductions	51,159
Expense reductions	(51,159)	–
Net investment income (loss)		201,004,333
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	92,208,239
Capital gain distributions from underlying funds	149,936,961
Total net realized gain (loss)		242,145,200
Change in net unrealized appreciation (depreciation) on underlying funds		856,403,668
Net gain (loss)		1,098,548,868
Net increase (decrease) in net assets resulting from operations		$1,299,553,201

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2017	Year ended March 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$201,004,333	$223,493,732
Net realized gain (loss)	242,145,200	356,954,520
Change in net unrealized appreciation (depreciation)	856,403,668	(857,158,495)
Net increase (decrease) in net assets resulting from operations	1,299,553,201	(276,710,243)
Distributions to shareholders from net investment income	(200,026,428)	(225,452,665)
Distributions to shareholders from net realized gain	(252,757,975)	(426,323,183)
Total distributions	(452,784,403)	(651,775,848)
Share transactions
Proceeds from sales of shares	2,409,581,355	2,341,926,050
Reinvestment of distributions	448,509,541	646,952,369
Cost of shares redeemed	(3,158,599,236)	(3,196,310,117)
Net increase (decrease) in net assets resulting from share transactions	(300,508,340)	(207,431,698)
Total increase (decrease) in net assets	546,260,458	(1,135,917,789)
Net Assets
Beginning of period	11,732,979,869	12,868,897,658
End of period	$12,279,240,327	$11,732,979,869
Other Information
Undistributed net investment income end of period	$28,010,421	$27,032,518
Shares
Sold	159,336,775	155,836,068
Issued in reinvestment of distributions	30,520,001	42,910,983
Redeemed	(209,463,411)	(213,344,363)
Net increase (decrease)	(19,606,635)	(14,597,312)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Freedom 2020 Fund

Years ended March 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$14.63	$15.76	$15.81	$14.94	$14.16
Income from Investment Operations
Net investment income (loss)A	.25	.28	.28	.23	.24
Net realized and unrealized gain (loss)	1.40	(.60)	.73	1.22	.89
Total from investment operations	1.65	(.32)	1.01	1.45	1.13
Distributions from net investment income	(.26)	(.28)	(.29)	(.23)	(.25)
Distributions from net realized gain	(.32)	(.53)	(.77)	(.36)	(.10)
Total distributions	(.58)	(.81)	(1.06)	(.58)B	(.35)
Net asset value, end of period	$15.70	$14.63	$15.76	$15.81	$14.94
Total ReturnC	11.57%	(2.10)%	6.71%	9.83%	8.12%
Ratios to Average Net AssetsD,E
Expenses before reductionsF	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	-%	-%	-%	-%	-%
Expenses net of all reductions	-%	-%	-%	-%	-%
Net investment income (loss)	1.69%	1.83%	1.83%	1.49%	1.65%
Supplemental Data
Net assets, end of period (000 omitted)	$12,279,240	$11,732,980	$12,868,898	$13,343,983	$13,579,950
Portfolio turnover rateE	19%	17%	17%	39%	25%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.58 per share is comprised of distributions from net investment income of $.228 and distributions from net realized gain of $.356 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 E Amounts do not include the activity of the Underlying Funds.

 F Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2025 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Series Investment Grade Bond Fund	20.7	20.3
Fidelity Series Emerging Markets Fund	8.1	8.3
Fidelity Series Equity-Income Fund	7.1	7.1
Fidelity Series International Value Fund	6.8	6.7
Fidelity Series International Growth Fund	6.8	6.7
Fidelity Series Growth Company Fund	5.9	6.2
Fidelity Series Stock Selector Large Cap Value Fund	5.0	4.7
Fidelity Series Growth & Income Fund	5.0	5.3
Fidelity Series Government Money Market Fund 0.58%	4.9	3.2
Fidelity Series Intrinsic Opportunities Fund	4.4	4.2
	74.7	72.7

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	45.7%
International Equity Funds	23.3%
Bond Funds	24.5%
Short-Term Funds	6.5%

Six months ago
Domestic Equity Funds	46.6%
International Equity Funds	23.2%
Bond Funds	25.4%
Short-Term Funds	4.8%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2025 Fund

Investments March 31, 2017

Showing Percentage of Net Assets

Domestic Equity Funds - 45.7%
	Shares	Value
Fidelity Series 100 Index Fund (a)	9,762,638	$150,442,258
Fidelity Series 1000 Value Index Fund (a)	15,216,716	182,904,928
Fidelity Series All-Sector Equity Fund (a)	22,880,738	283,721,155
Fidelity Series Blue Chip Growth Fund (a)	22,721,644	289,473,741
Fidelity Series Commodity Strategy Fund (a)(b)	30,455,909	160,807,201
Fidelity Series Equity-Income Fund (a)	52,470,414	691,035,348
Fidelity Series Growth & Income Fund (a)	33,096,358	486,185,498
Fidelity Series Growth Company Fund (a)	38,846,863	572,602,766
Fidelity Series Intrinsic Opportunities Fund (a)	27,015,295	433,865,637
Fidelity Series Opportunistic Insights Fund (a)	19,680,752	317,647,343
Fidelity Series Real Estate Equity Fund (a)	4,428,880	57,575,442
Fidelity Series Small Cap Discovery Fund (a)	7,484,245	86,218,504
Fidelity Series Small Cap Opportunities Fund (a)	18,080,221	257,643,145
Fidelity Series Stock Selector Large Cap Value Fund (a)	38,601,950	492,174,859
TOTAL DOMESTIC EQUITY FUNDS
(Cost $3,525,687,284)		4,462,297,825

International Equity Funds - 23.3%
Fidelity Series Emerging Markets Fund (a)	44,525,788	795,230,582
Fidelity Series International Growth Fund (a)	47,500,207	665,002,902
Fidelity Series International Small Cap Fund (a)	9,845,531	151,128,896
Fidelity Series International Value Fund (a)	68,735,956	666,738,770
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $1,998,455,629)		2,278,101,150

Bond Funds - 24.5%
Fidelity Series Emerging Markets Debt Fund (a)	6,872,856	70,309,321
Fidelity Series Floating Rate High Income Fund (a)	2,508,667	23,882,508
Fidelity Series High Income Fund (a)	15,245,797	146,512,107
Fidelity Series Inflation-Protected Bond Index Fund (a)	8,081,446	79,763,875
Fidelity Series Investment Grade Bond Fund (a)	181,414,180	2,024,582,252
Fidelity Series Long-Term Treasury Bond Index Fund (a)	191,955	1,635,459
Fidelity Series Real Estate Income Fund (a)	4,264,868	47,340,033
TOTAL BOND FUNDS
(Cost $2,413,812,221)		2,394,025,555

Short-Term Funds - 6.5%
Fidelity Series Government Money Market Fund 0.58% (a)(c)	474,107,523	474,107,523
Fidelity Series Short-Term Credit Fund (a)	15,649,736	156,027,873
TOTAL SHORT-TERM FUNDS
(Cost $630,462,755)		630,135,396
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $8,568,417,889)		9,764,559,926
NET OTHER ASSETS (LIABILITIES) - 0.0%		(12,625)
NET ASSETS - 100%		$9,764,547,301

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Investments Money Market Portfolio Institutional Class 1.06%	$238,137,551	$675,035	$238,812,586	$108,225	$--
Fidelity Series 100 Index Fund	146,188,368	13,440,376	29,166,554	3,205,184	150,442,258
Fidelity Series 1000 Value Index Fund	82,337,547	97,052,208	14,309,888	2,797,301	182,904,928
Fidelity Series All-Sector Equity Fund	460,925,445	68,938,474	256,136,476	3,558,473	283,721,155
Fidelity Series Blue Chip Growth Fund	319,529,991	25,065,279	103,160,127	852,912	289,473,741
Fidelity Series Commodity Strategy Fund	109,096,257	51,479,286	8,360,906	--	160,807,201
Fidelity Series Emerging Markets Debt Fund	55,632,589	13,717,557	3,532,852	3,752,761	70,309,321
Fidelity Series Emerging Markets Fund	680,135,524	63,480,076	85,261,444	8,932,317	795,230,582
Fidelity Series Equity-Income Fund	619,041,557	77,429,503	94,160,198	13,668,751	691,035,348
Fidelity Series Floating Rate High Income Fund	21,632,550	2,414,576	1,467,389	1,004,902	23,882,508
Fidelity Series Government Money Market Fund 0.58%	--	496,018,240	21,910,718	959,618	474,107,523
Fidelity Series Growth & Income Fund	474,840,979	41,977,975	111,631,517	8,592,552	486,185,498
Fidelity Series Growth Company Fund	568,362,490	12,872,051	114,825,580	592,267	572,602,766
Fidelity Series High Income Fund	259,524,335	14,931,791	154,241,100	13,410,372	146,512,107
Fidelity Series Inflation-Protected Bond Index Fund	44,976,916	40,470,869	5,141,533	20,682	79,763,875
Fidelity Series International Growth Fund	572,051,099	126,196,709	67,435,333	7,483,264	665,002,902
Fidelity Series International Small Cap Fund	136,919,217	27,056,649	16,705,412	1,484,248	151,128,896
Fidelity Series International Value Fund	567,793,738	121,488,561	61,948,115	14,958,273	666,738,770
Fidelity Series Intrinsic Opportunities Fund	351,164,778	36,138,746	2,974,612	4,975,712	433,865,637
Fidelity Series Investment Grade Bond Fund	1,732,464,364	430,120,985	114,329,234	47,958,608	2,024,582,252
Fidelity Series Long-Term Treasury Bond Index Fund	--	1,967,505	50,559	25,776	1,635,459
Fidelity Series Opportunistic Insights Fund	308,578,024	30,097,754	53,515,143	80,006	317,647,343
Fidelity Series Real Estate Equity Fund	56,916,724	13,905,788	9,246,366	1,021,689	57,575,442
Fidelity Series Real Estate Income Fund	43,692,299	6,668,866	3,945,825	2,202,147	47,340,033
Fidelity Series Short-Term Credit Fund	127,434,820	42,172,580	13,203,997	1,586,349	156,027,873
Fidelity Series Small Cap Discovery Fund	82,017,994	7,096,447	15,136,092	391,065	86,218,504
Fidelity Series Small Cap Opportunities Fund	248,196,395	22,098,862	54,091,932	1,222,932	257,643,145
Fidelity Series Stock Selector Large Cap Value Fund	409,985,984	69,249,283	50,227,971	6,452,449	492,174,859
Total	$8,717,577,535	$ 1,954,222,031	$ 1,704,929,459	$151,298,835	$9,764,559,926

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2025 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2017
Assets
Investment in securities, at value (cost $8,568,417,889) — See accompanying schedule		$9,764,559,926
Cash		1
Receivable for investments sold		42,677,274
Receivable for fund shares sold		13,335,858
Total assets		9,820,573,059
Liabilities
Payable for investments purchased	$47,701,985
Payable for fund shares redeemed	8,323,773
Total liabilities		56,025,758
Net Assets		$9,764,547,301
Net Assets consist of:
Paid in capital		$8,444,488,207
Undistributed net investment income		19,589,760
Accumulated undistributed net realized gain (loss) on investments		104,327,297
Net unrealized appreciation (depreciation) on investments		1,196,142,037
Net Assets, for 723,536,738 shares outstanding		$9,764,547,301
Net Asset Value, offering price and redemption price per share ($9,764,547,301 ÷ 723,536,738 shares)		$13.50

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2017
Investment Income
Income distributions from underlying funds		$151,298,835
Expenses
Independent trustees' fees and expenses	$38,888
Total expenses before reductions	38,888
Expense reductions	(38,888)	–
Net investment income (loss)		151,298,835
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	57,102,956
Capital gain distributions from underlying funds	122,227,186
Total net realized gain (loss)		179,330,142
Change in net unrealized appreciation (depreciation) on underlying funds		740,586,840
Net gain (loss)		919,916,982
Net increase (decrease) in net assets resulting from operations		$1,071,215,817

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2017	Year ended March 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$151,298,835	$153,724,283
Net realized gain (loss)	179,330,142	280,425,783
Change in net unrealized appreciation (depreciation)	740,586,840	(658,743,904)
Net increase (decrease) in net assets resulting from operations	1,071,215,817	(224,593,838)
Distributions to shareholders from net investment income	(147,758,780)	(154,307,371)
Distributions to shareholders from net realized gain	(204,066,897)	(317,460,022)
Total distributions	(351,825,677)	(471,767,393)
Share transactions
Proceeds from sales of shares	2,085,995,325	1,990,992,008
Reinvestment of distributions	349,406,296	469,960,134
Cost of shares redeemed	(2,107,812,160)	(2,101,703,829)
Net increase (decrease) in net assets resulting from share transactions	327,589,461	359,248,313
Total increase (decrease) in net assets	1,046,979,601	(337,112,918)
Net Assets
Beginning of period	8,717,567,700	9,054,680,618
End of period	$9,764,547,301	$8,717,567,700
Other Information
Undistributed net investment income end of period	$19,589,760	$16,049,704
Shares
Sold	161,205,087	155,101,386
Issued in reinvestment of distributions	27,865,215	36,344,332
Redeemed	(163,515,141)	(163,912,764)
Net increase (decrease)	25,555,161	27,532,954

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Freedom 2025 Fund

Years ended March 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$12.49	$13.51	$13.49	$12.58	$11.81
Income from Investment Operations
Net investment income (loss)A	.21	.22	.24	.20	.21
Net realized and unrealized gain (loss)	1.30	(.54)	.69	1.30	.84
Total from investment operations	1.51	(.32)	.93	1.50	1.05
Distributions from net investment income	(.21)	(.23)	(.25)	(.20)	(.22)
Distributions from net realized gain	(.29)	(.47)	(.66)	(.39)	(.06)
Total distributions	(.50)	(.70)	(.91)	(.59)	(.28)
Net asset value, end of period	$13.50	$12.49	$13.51	$13.49	$12.58
Total ReturnB	12.46%	(2.50)%	7.23%	12.08%	9.03%
Ratios to Average Net AssetsC,D
Expenses before reductionsE	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	-%	-%	-%	-%	-%
Expenses net of all reductions	-%	-%	-%	-%	-%
Net investment income (loss)	1.66%	1.75%	1.81%	1.53%	1.73%
Supplemental Data
Net assets, end of period (000 omitted)	$9,764,547	$8,717,568	$9,054,681	$8,865,153	$8,229,885
Portfolio turnover rateC	19%	17%	19%	46%	31%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Amounts do not include the activity of the Underlying Funds.

 D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 E Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2030 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Series Investment Grade Bond Fund	12.1	10.4
Fidelity Series Emerging Markets Fund	9.2	9.3
Fidelity Series Equity-Income Fund	8.7	8.7
Fidelity Series International Value Fund	8.3	8.2
Fidelity Series International Growth Fund	8.2	8.2
Fidelity Series Growth Company Fund	7.2	7.7
Fidelity Series Stock Selector Large Cap Value Fund	6.2	6.0
Fidelity Series Growth & Income Fund	6.1	6.5
Fidelity Series Intrinsic Opportunities Fund	5.4	5.1
Fidelity Series Opportunistic Insights Fund	4.0	4.1
	75.4	74.2

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	55.5%
International Equity Funds	27.6%
Bond Funds	15.9%
Short-Term Funds	1.0%

Six months ago
Domestic Equity Funds	56.9%
International Equity Funds	27.6%
Bond Funds	15.4%
Short-Term Funds	0.1%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2030 Fund

Investments March 31, 2017

Showing Percentage of Net Assets

Domestic Equity Funds - 55.5%
	Shares	Value
Fidelity Series 100 Index Fund (a)	13,822,223	$213,000,452
Fidelity Series 1000 Value Index Fund (a)	21,500,762	258,439,164
Fidelity Series All-Sector Equity Fund (a)	32,395,225	401,700,789
Fidelity Series Blue Chip Growth Fund (a)	32,170,062	409,846,594
Fidelity Series Commodity Strategy Fund (a)(b)	34,338,228	181,305,844
Fidelity Series Equity-Income Fund (a)	74,321,946	978,820,033
Fidelity Series Growth & Income Fund (a)	46,884,837	688,738,261
Fidelity Series Growth Company Fund (a)	55,038,681	811,270,155
Fidelity Series Intrinsic Opportunities Fund (a)	38,195,548	613,420,497
Fidelity Series Opportunistic Insights Fund (a)	27,864,651	449,735,472
Fidelity Series Real Estate Equity Fund (a)	6,272,226	81,538,943
Fidelity Series Small Cap Discovery Fund (a)	10,569,507	121,760,717
Fidelity Series Small Cap Opportunities Fund (a)	25,628,955	365,212,608
Fidelity Series Stock Selector Large Cap Value Fund (a)	54,687,677	697,267,883
TOTAL DOMESTIC EQUITY FUNDS
(Cost $4,966,280,803)		6,272,057,412

International Equity Funds - 27.6%
Fidelity Series Emerging Markets Fund (a)	58,061,852	1,036,984,669
Fidelity Series International Growth Fund (a)	66,651,832	933,125,645
Fidelity Series International Small Cap Fund (a)	13,866,209	212,846,304
Fidelity Series International Value Fund (a)	96,413,611	935,212,029
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $2,795,259,418)		3,118,168,647

Bond Funds - 15.9%
Fidelity Series Emerging Markets Debt Fund (a)	7,764,559	79,431,440
Fidelity Series Floating Rate High Income Fund (a)	2,876,543	27,384,693
Fidelity Series High Income Fund (a)	17,726,149	170,348,294
Fidelity Series Inflation-Protected Bond Index Fund (a)	10,212,425	100,796,632
Fidelity Series Investment Grade Bond Fund (a)	122,542,058	1,367,569,367
Fidelity Series Long-Term Treasury Bond Index Fund (a)	110,436	940,915
Fidelity Series Real Estate Income Fund (a)	4,917,284	54,581,853
TOTAL BOND FUNDS
(Cost $1,818,210,446)		1,801,053,194

Short-Term Funds - 1.0%
Fidelity Series Government Money Market Fund 0.58% (a)(c)	86,241,591	86,241,591
Fidelity Series Short-Term Credit Fund (a)	2,824,213	28,157,403
TOTAL SHORT-TERM FUNDS
(Cost $114,402,353)		114,398,994
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $9,694,153,020)		11,305,678,247
NET OTHER ASSETS (LIABILITIES) - 0.0%		(9,750)
NET ASSETS - 100%		$11,305,668,497

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Investments Money Market Portfolio Institutional Class 1.06%	$3,287,171	$5,535	$3,292,706	$1,587	$--
Fidelity Series 100 Index Fund	206,666,084	14,668,987	36,571,075	4,562,124	213,000,452
Fidelity Series 1000 Value Index Fund	116,400,980	136,420,154	20,497,961	3,997,516	258,439,164
Fidelity Series All-Sector Equity Fund	651,618,742	88,815,829	353,023,826	5,064,727	401,700,789
Fidelity Series Blue Chip Growth Fund	451,701,527	27,746,856	137,720,308	1,205,079	409,846,594
Fidelity Series Commodity Strategy Fund	128,483,254	52,847,870	10,293,396	--	181,305,844
Fidelity Series Emerging Markets Debt Fund	64,084,312	14,369,641	4,171,617	4,283,016	79,431,440
Fidelity Series Emerging Markets Fund	892,764,259	78,132,738	112,287,768	11,684,308	1,036,984,669
Fidelity Series Equity-Income Fund	875,121,040	102,832,417	124,300,157	19,406,299	978,820,033
Fidelity Series Floating Rate High Income Fund	25,555,795	2,178,455	1,876,904	1,170,161	27,384,693
Fidelity Series Government Money Market Fund 0.58%	--	120,703,943	34,462,352	81,782	86,241,591
Fidelity Series Growth & Income Fund	671,268,114	44,598,126	140,779,901	12,142,717	688,738,261
Fidelity Series Growth Company Fund	803,430,096	18,416,079	160,735,622	844,676	811,270,155
Fidelity Series High Income Fund	302,455,925	18,037,477	180,942,512	15,837,985	170,348,294
Fidelity Series Inflation-Protected Bond Index Fund	52,620,545	58,212,368	9,175,075	23,738	100,796,632
Fidelity Series International Growth Fund	820,213,784	153,121,874	86,813,497	10,583,945	933,125,645
Fidelity Series International Small Cap Fund	193,440,811	37,300,054	23,550,409	2,084,287	212,846,304
Fidelity Series International Value Fund	808,386,035	151,832,447	81,605,739	21,155,731	935,212,029
Fidelity Series Intrinsic Opportunities Fund	497,047,981	46,380,306	--	7,032,945	613,420,497
Fidelity Series Investment Grade Bond Fund	971,095,770	475,037,436	63,202,642	28,885,623	1,367,569,367
Fidelity Series Long-Term Treasury Bond Index Fund	--	1,131,629	28,620	14,839	940,915
Fidelity Series Opportunistic Insights Fund	435,289,244	35,053,551	66,745,135	113,900	449,735,472
Fidelity Series Real Estate Equity Fund	80,453,961	21,901,082	15,209,487	1,456,349	81,538,943
Fidelity Series Real Estate Income Fund	51,552,032	6,649,113	4,706,101	2,574,022	54,581,853
Fidelity Series Short-Term Credit Fund	1,774,399	26,665,586	277,319	22,837	28,157,403
Fidelity Series Small Cap Discovery Fund	114,969,158	6,620,771	17,023,708	554,880	121,760,717
Fidelity Series Small Cap Opportunities Fund	350,857,738	24,864,302	69,012,160	1,730,258	365,212,608
Fidelity Series Stock Selector Large Cap Value Fund	579,598,642	96,074,157	68,470,371	9,192,651	697,267,883
Total	$10,150,137,399	$1,860,618,783	$1,826,776,368	$165,707,982	$11,305,678,247

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2030 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2017
Assets
Investment in securities, at value (cost $9,694,153,020) — See accompanying schedule		$11,305,678,247
Cash		1
Receivable for investments sold		60,476,330
Receivable for fund shares sold		10,426,523
Other receivables		108,361
Total assets		11,376,689,462
Liabilities
Payable for investments purchased	$60,288,334
Payable for fund shares redeemed	10,624,268
Other payables and accrued expenses	108,363
Total liabilities		71,020,965
Net Assets		$11,305,668,497
Net Assets consist of:
Paid in capital		$9,532,047,087
Undistributed net investment income		14,704,108
Accumulated undistributed net realized gain (loss) on investments		147,392,075
Net unrealized appreciation (depreciation) on investments		1,611,525,227
Net Assets, for 676,214,370 shares outstanding		$11,305,668,497
Net Asset Value, offering price and redemption price per share ($11,305,668,497 ÷ 676,214,370 shares)		$16.72

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2017
Investment Income
Income distributions from underlying funds		$165,707,982
Expenses
Independent trustees' fees and expenses	$45,156
Total expenses before reductions	45,156
Expense reductions	(45,156)	–
Net investment income (loss)		165,707,982
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	65,031,514
Capital gain distributions from underlying funds	157,736,418
Total net realized gain (loss)		222,767,932
Change in net unrealized appreciation (depreciation) on underlying funds		1,056,666,897
Net gain (loss)		1,279,434,829
Net increase (decrease) in net assets resulting from operations		$1,445,142,811

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2017	Year ended March 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$165,707,982	$166,126,784
Net realized gain (loss)	222,767,932	380,469,056
Change in net unrealized appreciation (depreciation)	1,056,666,897	(890,835,659)
Net increase (decrease) in net assets resulting from operations	1,445,142,811	(344,239,819)
Distributions to shareholders from net investment income	(163,120,493)	(167,988,955)
Distributions to shareholders from net realized gain	(254,968,549)	(434,691,308)
Total distributions	(418,089,042)	(602,680,263)
Share transactions
Proceeds from sales of shares	1,957,712,162	1,962,124,614
Reinvestment of distributions	414,813,441	599,353,478
Cost of shares redeemed	(2,244,048,246)	(2,348,078,251)
Net increase (decrease) in net assets resulting from share transactions	128,477,357	213,399,841
Total increase (decrease) in net assets	1,155,531,126	(733,520,241)
Net Assets
Beginning of period	10,150,137,371	10,883,657,612
End of period	$11,305,668,497	$10,150,137,371
Other Information
Undistributed net investment income end of period	$14,704,108	$12,116,618
Shares
Sold	123,540,563	124,740,082
Issued in reinvestment of distributions	27,198,687	37,649,896
Redeemed	(142,359,984)	(149,479,206)
Net increase (decrease)	8,379,266	12,910,772

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Freedom 2030 Fund

Years ended March 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$15.20	$16.62	$16.47	$15.02	$14.07
Income from Investment Operations
Net investment income (loss)A	.25	.25	.27	.24	.25
Net realized and unrealized gain (loss)	1.90	(.75)	.95	1.71	1.04
Total from investment operations	2.15	(.50)	1.22	1.95	1.29
Distributions from net investment income	(.25)	(.26)	(.28)	(.25)	(.27)
Distributions from net realized gain	(.38)	(.67)	(.79)	(.25)	(.07)
Total distributions	(.63)	(.92)B	(1.07)	(.50)	(.34)
Net asset value, end of period	$16.72	$15.20	$16.62	$16.47	$15.02
Total ReturnC	14.58%	(3.17)%	7.76%	13.08%	9.30%
Ratios to Average Net AssetsD,E
Expenses before reductionsF	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	-%	-%	-%	-%	-%
Expenses net of all reductions	-%	-%	-%	-%	-%
Net investment income (loss)	1.57%	1.59%	1.68%	1.50%	1.77%
Supplemental Data
Net assets, end of period (000 omitted)	$11,305,668	$10,150,137	$10,883,658	$10,933,549	$10,636,397
Portfolio turnover rateD	17%	16%	17%	54%	29%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.92 per share is comprised of distributions from net investment income of $.257 and distributions from net realized gain of $.665 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 F Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2035 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Series Emerging Markets Fund	10.0	10.0
Fidelity Series Equity-Income Fund	9.9	9.9
Fidelity Series International Value Fund	9.4	9.3
Fidelity Series International Growth Fund	9.4	9.2
Fidelity Series Growth Company Fund	8.2	8.5
Fidelity Series Stock Selector Large Cap Value Fund	7.0	6.9
Fidelity Series Growth & Income Fund	7.0	7.2
Fidelity Series Intrinsic Opportunities Fund	6.2	5.7
Fidelity Series Opportunistic Insights Fund	4.5	4.6
Fidelity Series Blue Chip Growth Fund	4.1	4.9
	75.7	76.2

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	63.1%
International Equity Funds	30.9%
Bond Funds	5.0%
Short-Term Funds	1.0%

Six months ago
Domestic Equity Funds	63.9%
International Equity Funds	30.6%
Bond Funds	5.5%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2035 Fund

Investments March 31, 2017

Showing Percentage of Net Assets

Domestic Equity Funds - 63.1%
	Shares	Value
Fidelity Series 100 Index Fund (a)	9,622,468	$148,282,227
Fidelity Series 1000 Value Index Fund (a)	14,941,141	179,592,513
Fidelity Series All-Sector Equity Fund (a)	22,552,091	279,645,931
Fidelity Series Blue Chip Growth Fund (a)	22,395,498	285,318,640
Fidelity Series Commodity Strategy Fund (a)(b)	21,096,339	111,388,669
Fidelity Series Equity-Income Fund (a)	51,715,143	681,088,437
Fidelity Series Growth & Income Fund (a)	32,617,335	479,148,645
Fidelity Series Growth Company Fund (a)	38,320,043	564,837,431
Fidelity Series Intrinsic Opportunities Fund (a)	26,487,581	425,390,545
Fidelity Series Opportunistic Insights Fund (a)	19,398,224	313,087,328
Fidelity Series Real Estate Equity Fund (a)	4,386,876	57,029,392
Fidelity Series Small Cap Discovery Fund (a)	7,329,147	84,431,775
Fidelity Series Small Cap Opportunities Fund (a)	17,818,767	253,917,431
Fidelity Series Stock Selector Large Cap Value Fund (a)	38,045,852	485,084,612
TOTAL DOMESTIC EQUITY FUNDS
(Cost $3,478,393,524)		4,348,243,576

International Equity Funds - 30.9%
Fidelity Series Emerging Markets Fund (a)	38,384,793	685,552,413
Fidelity Series International Growth Fund (a)	46,123,966	645,735,531
Fidelity Series International Small Cap Fund (a)	9,611,830	147,541,592
Fidelity Series International Value Fund (a)	66,744,914	647,425,663
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $1,904,890,961)		2,126,255,199

Bond Funds - 5.0%
Fidelity Series Emerging Markets Debt Fund (a)	4,755,205	48,645,752
Fidelity Series Floating Rate High Income Fund (a)	1,745,287	16,615,127
Fidelity Series High Income Fund (a)	10,784,152	103,635,702
Fidelity Series Inflation-Protected Bond Index Fund (a)	6,200,078	61,194,766
Fidelity Series Investment Grade Bond Fund (a)	7,315,007	81,635,475
Fidelity Series Long-Term Treasury Bond Index Fund (a)	3,693	31,462
Fidelity Series Real Estate Income Fund (a)	2,971,594	32,984,692
TOTAL BOND FUNDS
(Cost $344,894,913)		344,742,976

Short-Term Funds - 1.0%
Fidelity Series Government Money Market Fund 0.58% (a)(c)	53,467,356	53,467,356
Fidelity Series Short-Term Credit Fund (a)	1,717,181	17,120,293
TOTAL SHORT-TERM FUNDS
(Cost $70,589,121)		70,587,649
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $5,798,768,519)		6,889,829,400
NET OTHER ASSETS (LIABILITIES) - 0.0%		(1,271)
NET ASSETS - 100%		$6,889,828,129

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Investments Money Market Portfolio Institutional Class 1.06%	$1,930,155	$4,339	$1,934,494	$884	$--
Fidelity Series 100 Index Fund	134,851,010	13,463,649	19,027,381	3,110,793	148,282,227
Fidelity Series 1000 Value Index Fund	76,399,576	96,261,420	10,843,261	2,726,953	179,592,513
Fidelity Series All-Sector Equity Fund	425,636,049	65,554,942	220,404,926	3,453,861	279,645,931
Fidelity Series Blue Chip Growth Fund	295,179,097	25,618,399	81,565,627	806,943	285,318,640
Fidelity Series Commodity Strategy Fund	75,534,320	35,930,578	5,846,436	--	111,388,669
Fidelity Series Emerging Markets Debt Fund	38,444,221	9,525,530	2,427,759	2,597,689	48,645,752
Fidelity Series Emerging Markets Fund	558,658,181	72,345,178	60,970,420	7,595,066	685,552,413
Fidelity Series Equity-Income Fund	571,011,361	99,655,483	73,409,225	13,023,421	681,088,437
Fidelity Series Floating Rate High Income Fund	15,081,225	1,656,214	1,030,527	700,601	16,615,127
Fidelity Series Government Money Market Fund 0.58%	--	74,262,539	20,795,183	48,968	53,467,356
Fidelity Series Growth & Income Fund	438,444,277	42,339,666	78,001,068	8,083,809	479,148,645
Fidelity Series Growth Company Fund	524,506,883	12,525,672	73,134,634	574,692	564,837,431
Fidelity Series High Income Fund	177,223,438	10,834,371	102,537,250	9,332,341	103,635,702
Fidelity Series Inflation-Protected Bond Index Fund	30,441,638	34,547,232	3,291,374	13,770	61,194,766
Fidelity Series International Growth Fund	537,063,287	121,398,492	45,580,350	7,210,247	645,735,531
Fidelity Series International Small Cap Fund	125,912,507	29,848,340	12,245,299	1,424,195	147,541,592
Fidelity Series International Value Fund	533,150,816	118,144,821	41,709,674	14,411,072	647,425,663
Fidelity Series Intrinsic Opportunities Fund	322,160,798	56,309,391	--	4,715,121	425,390,545
Fidelity Series Investment Grade Bond Fund	29,823,232	59,451,001	7,354,096	964,962	81,635,475
Fidelity Series Long-Term Treasury Bond Index Fund	--	37,607	887	484	31,462
Fidelity Series Opportunistic Insights Fund	284,651,988	33,592,960	36,434,429	77,644	313,087,328
Fidelity Series Real Estate Equity Fund	52,942,465	15,804,206	7,944,516	977,730	57,029,392
Fidelity Series Real Estate Income Fund	30,462,027	4,629,284	2,749,254	1,537,148	32,984,692
Fidelity Series Short-Term Credit Fund	1,041,816	16,254,007	172,293	13,864	17,120,293
Fidelity Series Small Cap Discovery Fund	76,103,500	8,166,883	11,366,749	373,270	84,431,775
Fidelity Series Small Cap Opportunities Fund	228,924,297	25,994,751	40,092,224	1,163,476	253,917,431
Fidelity Series Stock Selector Large Cap Value Fund	375,509,642	84,722,249	35,748,043	6,273,149	485,084,612
Total	$5,961,087,806	$1,168,879,204	$996,617,379	$91,212,153	$6,889,829,400

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2035 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2017
Assets
Investment in securities, at value (cost $5,798,768,519) — See accompanying schedule		$6,889,829,400
Receivable for investments sold		31,389,887
Receivable for fund shares sold		7,781,957
Total assets		6,929,001,244
Liabilities
Payable for investments purchased	$31,960,766
Payable for fund shares redeemed	7,212,349
Total liabilities		39,173,115
Net Assets		$6,889,828,129
Net Assets consist of:
Paid in capital		$5,707,419,481
Undistributed net investment income		4,131,925
Accumulated undistributed net realized gain (loss) on investments		87,215,842
Net unrealized appreciation (depreciation) on investments		1,091,060,881
Net Assets, for 496,544,275 shares outstanding		$6,889,828,129
Net Asset Value, offering price and redemption price per share ($6,889,828,129 ÷ 496,544,275 shares)		$13.88

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2017
Investment Income
Income distributions from underlying funds		$91,212,153
Expenses
Independent trustees' fees and expenses	$26,839
Total expenses before reductions	26,839
Expense reductions	(26,839)	–
Net investment income (loss)		91,212,153
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	36,012,049
Capital gain distributions from underlying funds	100,186,184
Total net realized gain (loss)		136,198,233
Change in net unrealized appreciation (depreciation) on underlying funds		720,467,700
Net gain (loss)		856,665,933
Net increase (decrease) in net assets resulting from operations		$947,878,086

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2017	Year ended March 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$91,212,153	$89,543,831
Net realized gain (loss)	136,198,233	230,624,292
Change in net unrealized appreciation (depreciation)	720,467,700	(542,740,379)
Net increase (decrease) in net assets resulting from operations	947,878,086	(222,572,256)
Distributions to shareholders from net investment income	(88,507,344)	(91,646,599)
Distributions to shareholders from net realized gain	(162,354,536)	(254,170,239)
Total distributions	(250,861,880)	(345,816,838)
Share transactions
Proceeds from sales of shares	1,399,007,407	1,391,620,967
Reinvestment of distributions	249,452,344	344,791,446
Cost of shares redeemed	(1,416,735,577)	(1,496,280,333)
Net increase (decrease) in net assets resulting from share transactions	231,724,174	240,132,080
Total increase (decrease) in net assets	928,740,380	(328,257,014)
Net Assets
Beginning of period	5,961,087,749	6,289,344,763
End of period	$6,889,828,129	$5,961,087,749
Other Information
Undistributed net investment income end of period	$4,131,925	$1,427,115
Shares
Sold	107,335,106	108,051,819
Issued in reinvestment of distributions	19,960,664	26,289,610
Redeemed	(109,251,957)	(115,780,170)
Net increase (decrease)	18,043,813	18,561,259

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Freedom 2035 Fund

Years ended March 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$12.46	$13.67	$13.62	$12.57	$11.68
Income from Investment Operations
Net investment income (loss)A	.19	.19	.22	.18	.20
Net realized and unrealized gain (loss)	1.75	(.65)	.80	1.63	.93
Total from investment operations	1.94	(.46)	1.02	1.81	1.13
Distributions from net investment income	(.18)	(.20)	(.23)	(.19)	(.21)
Distributions from net realized gain	(.34)	(.55)	(.75)	(.57)	(.03)
Total distributions	(.52)	(.75)	(.97)B	(.76)	(.24)
Net asset value, end of period	$13.88	$12.46	$13.67	$13.62	$12.57
Total ReturnC	16.09%	(3.59)%	7.90%	14.76%	9.85%
Ratios to Average Net AssetsD,E
Expenses before reductionsF	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	-%	-%	-%	-%	-%
Expenses net of all reductions	-%	-%	-%	-%	-%
Net investment income (loss)	1.45%	1.48%	1.62%	1.42%	1.70%
Supplemental Data
Net assets, end of period (000 omitted)	$6,889,828	$5,961,088	$6,289,345	$6,183,144	$5,648,531
Portfolio turnover rateD	16%	15%	18%	54%	36%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.97 per share is comprised of distributions from net investment income of $.226 and distributions from net realized gain of $.746 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 F Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2040 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Series Emerging Markets Fund	10.0	10.0
Fidelity Series Equity-Income Fund	10.0	9.9
Fidelity Series International Value Fund	9.5	9.3
Fidelity Series International Growth Fund	9.4	9.2
Fidelity Series Growth Company Fund	8.3	8.6
Fidelity Series Stock Selector Large Cap Value Fund	7.1	6.9
Fidelity Series Growth & Income Fund	7.0	7.2
Fidelity Series Intrinsic Opportunities Fund	6.2	5.7
Fidelity Series Opportunistic Insights Fund	4.6	4.6
Fidelity Series Blue Chip Growth Fund	4.2	4.9
	76.3	76.3

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	63.6%
International Equity Funds	31.1%
Bond Funds	4.3%
Short-Term Funds	1.0%

Six months ago
Domestic Equity Funds	63.9%
International Equity Funds	30.6%
Bond Funds	5.5%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2040 Fund

Investments March 31, 2017

Showing Percentage of Net Assets

Domestic Equity Funds - 63.6%
	Shares	Value
Fidelity Series 100 Index Fund (a)	10,211,120	$157,353,366
Fidelity Series 1000 Value Index Fund (a)	15,904,368	191,170,503
Fidelity Series All-Sector Equity Fund (a)	23,917,380	296,575,515
Fidelity Series Blue Chip Growth Fund (a)	23,818,825	303,451,828
Fidelity Series Commodity Strategy Fund (a)(b)	21,960,071	115,949,172
Fidelity Series Equity-Income Fund (a)	55,014,017	724,534,607
Fidelity Series Growth & Income Fund (a)	34,701,403	509,763,605
Fidelity Series Growth Company Fund (a)	40,737,587	600,472,029
Fidelity Series Intrinsic Opportunities Fund (a)	28,121,109	451,625,015
Fidelity Series Opportunistic Insights Fund (a)	20,630,983	332,984,066
Fidelity Series Real Estate Equity Fund (a)	4,630,296	60,193,847
Fidelity Series Small Cap Discovery Fund (a)	7,780,507	89,631,440
Fidelity Series Small Cap Opportunities Fund (a)	18,962,566	270,216,572
Fidelity Series Stock Selector Large Cap Value Fund (a)	40,476,506	516,075,449
TOTAL DOMESTIC EQUITY FUNDS
(Cost $3,662,817,179)		4,619,997,014

International Equity Funds - 31.1%
Fidelity Series Emerging Markets Fund (a)	40,732,310	727,479,065
Fidelity Series International Growth Fund (a)	49,026,688	686,373,633
Fidelity Series International Small Cap Fund (a)	10,216,744	156,827,013
Fidelity Series International Value Fund (a)	70,945,143	688,167,886
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $2,024,203,426)		2,258,847,597

Bond Funds - 4.3%
Fidelity Series Emerging Markets Debt Fund (a)	5,022,607	51,381,271
Fidelity Series Floating Rate High Income Fund (a)	1,844,242	17,557,187
Fidelity Series High Income Fund (a)	11,461,179	110,141,929
Fidelity Series Inflation-Protected Bond Index Fund (a)	6,624,526	65,384,074
Fidelity Series Investment Grade Bond Fund (a)	2,783,628	31,065,292
Fidelity Series Long-Term Treasury Bond Index Fund (a)	3,540	30,159
Fidelity Series Real Estate Income Fund (a)	3,140,504	34,859,596
TOTAL BOND FUNDS
(Cost $311,263,528)		310,419,508

Short-Term Funds - 1.0%
Fidelity Series Government Money Market Fund 0.58% (a)(c)	56,452,877	56,452,877
Fidelity Series Short-Term Credit Fund (a)	1,880,015	18,743,753
TOTAL SHORT-TERM FUNDS
(Cost $75,198,809)		75,196,630
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $6,073,482,942)		7,264,460,749
NET OTHER ASSETS (LIABILITIES) - 0.0%		(2,041)
NET ASSETS - 100%		$7,264,458,708

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Investments Money Market Portfolio Institutional Class 1.06%	$2,041,947	$4,932	$2,046,880	$928	$--
Fidelity Series 100 Index Fund	144,528,586	11,200,321	18,614,694	3,305,405	157,353,366
Fidelity Series 1000 Value Index Fund	81,705,902	101,304,687	10,778,153	2,895,814	191,170,503
Fidelity Series All-Sector Equity Fund	456,005,832	63,787,028	232,903,241	3,669,806	296,575,515
Fidelity Series Blue Chip Growth Fund	316,187,504	21,185,100	82,943,247	862,387	303,451,828
Fidelity Series Commodity Strategy Fund	81,044,966	34,802,499	6,129,897	--	115,949,172
Fidelity Series Emerging Markets Debt Fund	41,221,070	9,369,377	2,523,464	2,770,383	51,381,271
Fidelity Series Emerging Markets Fund	598,815,169	67,089,187	61,287,419	8,071,642	727,479,065
Fidelity Series Equity-Income Fund	611,987,622	95,158,702	72,151,274	13,909,368	724,534,607
Fidelity Series Floating Rate High Income Fund	16,226,060	1,489,982	1,133,383	748,143	17,557,187
Fidelity Series Government Money Market Fund 0.58%	--	79,167,616	22,714,739	53,530	56,452,877
Fidelity Series Growth & Income Fund	469,727,283	36,612,879	78,048,999	8,637,525	509,763,605
Fidelity Series Growth Company Fund	561,884,413	13,332,306	82,742,801	613,177	600,472,029
Fidelity Series High Income Fund	189,611,638	10,752,385	109,601,959	9,989,107	110,141,929
Fidelity Series Inflation-Protected Bond Index Fund	32,619,212	36,160,377	2,859,699	14,742	65,384,074
Fidelity Series International Growth Fund	575,590,222	119,195,744	43,183,106	7,667,461	686,373,633
Fidelity Series International Small Cap Fund	134,985,920	29,647,083	12,045,658	1,515,164	156,827,013
Fidelity Series International Value Fund	571,397,916	118,692,421	42,170,061	15,326,490	688,167,886
Fidelity Series Intrinsic Opportunities Fund	346,797,974	54,780,441	--	5,030,524	451,625,015
Fidelity Series Investment Grade Bond Fund	31,961,942	8,671,393	9,242,049	810,281	31,065,292
Fidelity Series Long-Term Treasury Bond Index Fund	--	38,002	2,383	494	30,159
Fidelity Series Opportunistic Insights Fund	305,079,988	30,713,245	36,065,600	82,531	332,984,066
Fidelity Series Real Estate Equity Fund	56,565,474	16,772,586	9,123,173	1,044,286	60,193,847
Fidelity Series Real Estate Income Fund	32,690,532	4,340,349	2,857,964	1,641,050	34,859,596
Fidelity Series Short-Term Credit Fund	1,078,943	17,854,145	185,711	14,654	18,743,753
Fidelity Series Small Cap Discovery Fund	81,563,395	7,175,646	11,416,769	398,633	89,631,440
Fidelity Series Small Cap Opportunities Fund	245,489,020	26,329,047	43,501,533	1,242,535	270,216,572
Fidelity Series Stock Selector Large Cap Value Fund	401,757,651	84,206,038	34,518,586	6,664,288	516,075,449
Total	$6,388,566,181	$1,099,833,518	$1,030,792,442	$96,980,348	$7,264,460,749

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2040 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2017
Assets
Investment in securities, at value (cost $6,073,482,942) — See accompanying schedule		$7,264,460,749
Receivable for investments sold		28,445,596
Receivable for fund shares sold		7,666,867
Total assets		7,300,573,212
Liabilities
Payable for investments purchased	$30,325,068
Payable for fund shares redeemed	5,789,436
Total liabilities		36,114,504
Net Assets		$7,264,458,708
Net Assets consist of:
Paid in capital		$5,974,554,331
Undistributed net investment income		3,676,820
Accumulated undistributed net realized gain (loss) on investments		95,249,750
Net unrealized appreciation (depreciation) on investments		1,190,977,807
Net Assets, for 745,872,986 shares outstanding		$7,264,458,708
Net Asset Value, offering price and redemption price per share ($7,264,458,708 ÷ 745,872,986 shares)		$9.74

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2017
Investment Income
Income distributions from underlying funds		$96,980,348
Expenses
Independent trustees' fees and expenses	$28,658
Total expenses before reductions	28,658
Expense reductions	(28,658)	–
Net investment income (loss)		96,980,348
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	38,049,073
Capital gain distributions from underlying funds	106,487,379
Total net realized gain (loss)		144,536,452
Change in net unrealized appreciation (depreciation) on underlying funds		768,804,398
Net gain (loss)		913,340,850
Net increase (decrease) in net assets resulting from operations		$1,010,321,198

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2017	Year ended March 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$96,980,348	$96,864,192
Net realized gain (loss)	144,536,452	265,037,432
Change in net unrealized appreciation (depreciation)	768,804,398	(605,732,454)
Net increase (decrease) in net assets resulting from operations	1,010,321,198	(243,830,830)
Distributions to shareholders from net investment income	(96,859,849)	(98,407,460)
Distributions to shareholders from net realized gain	(178,085,083)	(295,579,053)
Total distributions	(274,944,932)	(393,986,513)
Share transactions
Proceeds from sales of shares	1,286,757,447	1,349,322,844
Reinvestment of distributions	272,618,946	391,705,825
Cost of shares redeemed	(1,418,860,060)	(1,615,836,532)
Net increase (decrease) in net assets resulting from share transactions	140,516,333	125,192,137
Total increase (decrease) in net assets	875,892,599	(512,625,206)
Net Assets
Beginning of period	6,388,566,109	6,901,191,315
End of period	$7,264,458,708	$6,388,566,109
Other Information
Undistributed net investment income end of period	$3,676,820	$3,556,322
Shares
Sold	140,785,303	148,778,116
Issued in reinvestment of distributions	31,075,048	42,450,532
Redeemed	(155,935,498)	(177,637,217)
Net increase (decrease)	15,924,853	13,591,431

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Freedom 2040 Fund

Years ended March 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$8.75	$9.63	$9.62	$8.78	$8.15
Income from Investment Operations
Net investment income (loss)A	.13	.13	.15	.13	.14
Net realized and unrealized gain (loss)	1.24	(.46)	.57	1.17	.66
Total from investment operations	1.37	(.33)	.72	1.30	.80
Distributions from net investment income	(.13)	(.14)	(.16)	(.13)	(.15)
Distributions from net realized gain	(.24)	(.41)	(.55)	(.33)	(.02)
Total distributions	(.38)B	(.55)	(.71)	(.46)	(.17)
Net asset value, end of period	$9.74	$8.75	$9.63	$9.62	$8.78
Total ReturnC	16.14%	(3.62)%	7.86%	15.08%	9.94%
Ratios to Average Net AssetsD,E
Expenses before reductionsF	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	-%	-%	-%	-%	-%
Expenses net of all reductions	-%	-%	-%	-%	-%
Net investment income (loss)	1.44%	1.47%	1.61%	1.40%	1.70%
Supplemental Data
Net assets, end of period (000 omitted)	$7,264,459	$6,388,566	$6,901,191	$7,016,128	$6,758,570
Portfolio turnover rateD	15%	16%	17%	49%	33%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.38 per share is comprised of distributions from net investment income of $.132 and distributions from net realized gain of $.244 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 F Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2045 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Series Emerging Markets Fund	10.0	10.0
Fidelity Series Equity-Income Fund	10.0	9.9
Fidelity Series International Value Fund	9.5	9.3
Fidelity Series International Growth Fund	9.4	9.2
Fidelity Series Growth Company Fund	8.3	8.4
Fidelity Series Stock Selector Large Cap Value Fund	7.1	6.9
Fidelity Series Growth & Income Fund	7.0	7.2
Fidelity Series Intrinsic Opportunities Fund	6.2	5.7
Fidelity Series Opportunistic Insights Fund	4.6	4.6
Fidelity Series Blue Chip Growth Fund	4.2	4.9
	76.3	76.1

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	63.7%
International Equity Funds	31.1%
Bond Funds	4.2%
Short-Term Funds	1.0%

Six months ago
Domestic Equity Funds	63.9%
International Equity Funds	30.6%
Bond Funds	5.4%
Short-Term Funds	0.1%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2045 Fund

Investments March 31, 2017

Showing Percentage of Net Assets

Domestic Equity Funds - 63.7%
	Shares	Value
Fidelity Series 100 Index Fund (a)	4,926,083	$75,910,943
Fidelity Series 1000 Value Index Fund (a)	7,653,249	91,992,048
Fidelity Series All-Sector Equity Fund (a)	11,545,214	143,160,656
Fidelity Series Blue Chip Growth Fund (a)	11,465,108	146,065,471
Fidelity Series Commodity Strategy Fund (a)(b)	10,828,527	57,174,624
Fidelity Series Equity-Income Fund (a)	26,478,729	348,724,861
Fidelity Series Growth & Income Fund (a)	16,701,534	245,345,533
Fidelity Series Growth Company Fund (a)	19,535,551	287,954,017
Fidelity Series Intrinsic Opportunities Fund (a)	13,546,975	217,564,424
Fidelity Series Opportunistic Insights Fund (a)	9,930,675	160,281,094
Fidelity Series Real Estate Equity Fund (a)	2,246,281	29,201,655
Fidelity Series Small Cap Discovery Fund (a)	3,748,461	43,182,271
Fidelity Series Small Cap Opportunities Fund (a)	9,125,626	130,040,169
Fidelity Series Stock Selector Large Cap Value Fund (a)	19,481,142	248,384,564
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,748,256,517)		2,224,982,330

International Equity Funds - 31.1%
Fidelity Series Emerging Markets Fund (a)	19,608,721	350,211,750
Fidelity Series International Growth Fund (a)	23,594,737	330,326,316
Fidelity Series International Small Cap Fund (a)	4,916,945	75,475,113
Fidelity Series International Value Fund (a)	34,143,186	331,188,904
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $960,168,217)		1,087,202,083

Bond Funds - 4.2%
Fidelity Series Emerging Markets Debt Fund (a)	2,397,302	24,524,403
Fidelity Series Floating Rate High Income Fund (a)	879,523	8,373,059
Fidelity Series High Income Fund (a)	5,482,139	52,683,359
Fidelity Series Inflation-Protected Bond Index Fund (a)	3,084,353	30,442,561
Fidelity Series Investment Grade Bond Fund (a)	1,363,908	15,221,209
Fidelity Series Long-Term Treasury Bond Index Fund (a)	1,799	15,326
Fidelity Series Real Estate Income Fund (a)	1,501,079	16,661,979
TOTAL BOND FUNDS
(Cost $147,986,567)		147,921,896

Short-Term Funds - 1.0%
Fidelity Series Government Money Market Fund 0.58% (a)(c)	27,106,980	27,106,980
Fidelity Series Short-Term Credit Fund (a)	899,821	8,971,211
TOTAL SHORT-TERM FUNDS
(Cost $36,078,602)		36,078,191
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $2,892,489,903)		3,496,184,500
NET OTHER ASSETS (LIABILITIES) - 0.0%		(546)
NET ASSETS - 100%		$3,496,183,954

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Investments Money Market Portfolio Institutional Class 1.06%	$947,216	$6,026	$953,241	$436	$--
Fidelity Series 100 Index Fund	65,803,373	9,891,253	9,284,140	1,563,249	75,910,943
Fidelity Series 1000 Value Index Fund	37,122,023	50,998,687	5,032,568	1,371,685	91,992,048
Fidelity Series All-Sector Equity Fund	207,816,099	40,089,214	108,932,551	1,735,850	143,160,656
Fidelity Series Blue Chip Growth Fund	144,056,686	19,660,143	40,758,991	403,463	146,065,471
Fidelity Series Commodity Strategy Fund	37,065,965	21,111,266	3,833,246	--	57,174,624
Fidelity Series Emerging Markets Debt Fund	18,756,472	5,535,258	1,291,088	1,290,431	24,524,403
Fidelity Series Emerging Markets Fund	273,148,747	48,922,375	29,607,699	3,823,017	350,211,750
Fidelity Series Equity-Income Fund	278,917,934	65,199,780	37,183,955	6,487,326	348,724,861
Fidelity Series Floating Rate High Income Fund	7,310,053	1,141,340	523,970	346,584	8,373,059
Fidelity Series Government Money Market Fund 0.58%	--	37,618,494	10,511,514	24,619	27,106,980
Fidelity Series Growth & Income Fund	214,071,267	31,659,467	38,562,637	4,017,108	245,345,533
Fidelity Series Growth Company Fund	255,698,304	9,965,786	28,055,834	288,493	287,954,017
Fidelity Series High Income Fund	86,194,805	5,244,494	47,583,437	4,574,655	52,683,359
Fidelity Series Inflation-Protected Bond Index Fund	14,891,762	17,047,604	1,256,300	6,889	30,442,561
Fidelity Series International Growth Fund	262,537,558	73,429,164	22,156,663	3,627,393	330,326,316
Fidelity Series International Small Cap Fund	61,553,434	18,067,293	6,199,296	718,289	75,475,113
Fidelity Series International Value Fund	260,624,130	73,016,937	21,509,176	7,250,009	331,188,904
Fidelity Series Intrinsic Opportunities Fund	159,627,697	34,372,308	--	2,367,342	217,564,424
Fidelity Series Investment Grade Bond Fund	14,573,489	3,880,653	3,061,967	387,701	15,221,209
Fidelity Series Long-Term Treasury Bond Index Fund	--	18,151	206	241	15,326
Fidelity Series Opportunistic Insights Fund	138,960,626	23,486,446	17,838,966	39,017	160,281,094
Fidelity Series Real Estate Equity Fund	25,657,430	9,187,822	3,751,222	487,413	29,201,655
Fidelity Series Real Estate Income Fund	14,852,237	2,901,440	1,404,766	763,287	16,661,979
Fidelity Series Short-Term Credit Fund	505,128	8,559,752	92,294	7,986	8,971,211
Fidelity Series Small Cap Discovery Fund	37,033,000	6,028,568	5,654,458	186,435	43,182,271
Fidelity Series Small Cap Opportunities Fund	111,722,534	19,135,402	20,333,613	582,395	130,040,169
Fidelity Series Stock Selector Large Cap Value Fund	183,524,487	51,953,430	17,360,336	3,154,405	248,384,564
Total	$2,912,972,456	$688,128,553	$482,734,134	$45,505,718	$3,496,184,500

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2045 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2017
Assets
Investment in securities, at value (cost $2,892,489,903) — See accompanying schedule		$3,496,184,500
Cash		3
Receivable for investments sold		11,557,730
Receivable for fund shares sold		6,517,052
Total assets		3,514,259,285
Liabilities
Payable for investments purchased	$14,528,712
Payable for fund shares redeemed	3,546,619
Total liabilities		18,075,331
Net Assets		$3,496,183,954
Net Assets consist of:
Paid in capital		$2,853,339,782
Undistributed net investment income		1,718,149
Accumulated undistributed net realized gain (loss) on investments		37,431,426
Net unrealized appreciation (depreciation) on investments		603,694,597
Net Assets, for 317,916,696 shares outstanding		$3,496,183,954
Net Asset Value, offering price and redemption price per share ($3,496,183,954 ÷ 317,916,696 shares)		$11.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2017
Investment Income
Income distributions from underlying funds		$45,505,718
Expenses
Independent trustees' fees and expenses	$13,327
Total expenses before reductions	13,327
Expense reductions	(13,327)	–
Net investment income (loss)		45,505,718
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	19,774,770
Capital gain distributions from underlying funds	50,446,651
Total net realized gain (loss)		70,221,421
Change in net unrealized appreciation (depreciation) on underlying funds		358,042,833
Net gain (loss)		428,264,254
Net increase (decrease) in net assets resulting from operations		$473,769,972

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2017	Year ended March 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$45,505,718	$43,106,594
Net realized gain (loss)	70,221,421	109,345,742
Change in net unrealized appreciation (depreciation)	358,042,833	(257,102,571)
Net increase (decrease) in net assets resulting from operations	473,769,972	(104,650,235)
Distributions to shareholders from net investment income	(45,424,022)	(44,002,104)
Distributions to shareholders from net realized gain	(83,790,283)	(119,597,691)
Total distributions	(129,214,305)	(163,599,795)
Share transactions
Proceeds from sales of shares	911,294,661	925,423,144
Reinvestment of distributions	128,307,737	163,254,218
Cost of shares redeemed	(800,946,564)	(901,380,813)
Net increase (decrease) in net assets resulting from share transactions	238,655,834	187,296,549
Total increase (decrease) in net assets	583,211,501	(80,953,481)
Net Assets
Beginning of period	2,912,972,453	2,993,925,934
End of period	$3,496,183,954	$2,912,972,453
Other Information
Undistributed net investment income end of period	$1,718,149	$1,636,455
Shares
Sold	88,251,156	90,620,446
Issued in reinvestment of distributions	12,918,827	15,691,158
Redeemed	(77,904,384)	(87,834,689)
Net increase (decrease)	23,265,599	18,476,915

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Freedom 2045 Fund

Years ended March 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$9.89	$10.84	$11.09	$10.42	$9.65
Income from Investment Operations
Net investment income (loss)A	.15	.15	.17	.15	.17
Net realized and unrealized gain (loss)	1.39	(.52)	.64	1.39	.79
Total from investment operations	1.54	(.37)	.81	1.54	.96
Distributions from net investment income	(.15)	(.16)	(.18)	(.15)	(.17)
Distributions from net realized gain	(.28)	(.43)	(.89)	(.72)	(.02)
Total distributions	(.43)	(.58)B	(1.06)C	(.87)	(.19)
Net asset value, end of period	$11.00	$9.89	$10.84	$11.09	$10.42
Total ReturnD	16.08%	(3.59)%	7.93%	15.38%	10.14%
Ratios to Average Net AssetsE,F
Expenses before reductionsG	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	-%	-%	-%	-%	-%
Expenses net of all reductions	-%	-%	-%	-%	-%
Net investment income (loss)	1.45%	1.48%	1.62%	1.42%	1.75%
Supplemental Data
Net assets, end of period (000 omitted)	$3,496,184	$2,912,972	$2,993,926	$2,885,106	$2,480,465
Portfolio turnover rateE	15%	17%	21%	53%	45%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.58 per share is comprised of distributions from net investment income of $.155 and distributions from net realized gain of $.427 per share.

 C Total distributions of $1.06 per share is comprised of distributions from net investment income of $.178 and distributions from net realized gain of $.886 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 G Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2050 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Series Emerging Markets Fund	10.0	10.0
Fidelity Series Equity-Income Fund	10.0	9.9
Fidelity Series International Value Fund	9.5	9.3
Fidelity Series International Growth Fund	9.4	9.2
Fidelity Series Growth Company Fund	8.2	8.4
Fidelity Series Stock Selector Large Cap Value Fund	7.1	6.9
Fidelity Series Growth & Income Fund	7.0	7.3
Fidelity Series Intrinsic Opportunities Fund	6.3	5.7
Fidelity Series Opportunistic Insights Fund	4.6	4.6
Fidelity Series Blue Chip Growth Fund	4.2	4.9
	76.3	76.2

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	63.7%
International Equity Funds	31.1%
Bond Funds	4.2%
Short-Term Funds	1.0%

Six months ago
Domestic Equity Funds	64.0%
International Equity Funds	30.6%
Bond Funds	5.4%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2050 Fund

Investments March 31, 2017

Showing Percentage of Net Assets

Domestic Equity Funds - 63.7%
	Shares	Value
Fidelity Series 100 Index Fund (a)	4,064,826	$62,638,976
Fidelity Series 1000 Value Index Fund (a)	6,307,370	75,814,592
Fidelity Series All-Sector Equity Fund (a)	9,526,697	118,131,044
Fidelity Series Blue Chip Growth Fund (a)	9,460,598	120,528,023
Fidelity Series Commodity Strategy Fund (a)(b)	8,983,695	47,433,910
Fidelity Series Equity-Income Fund (a)	21,842,159	287,661,234
Fidelity Series Growth & Income Fund (a)	13,775,112	202,356,403
Fidelity Series Growth Company Fund (a)	16,109,902	237,459,962
Fidelity Series Intrinsic Opportunities Fund (a)	11,208,969	180,016,043
Fidelity Series Opportunistic Insights Fund (a)	8,194,439	132,258,253
Fidelity Series Real Estate Equity Fund (a)	1,858,458	24,159,960
Fidelity Series Small Cap Discovery Fund (a)	3,092,735	35,628,306
Fidelity Series Small Cap Opportunities Fund (a)	7,523,533	107,210,344
Fidelity Series Stock Selector Large Cap Value Fund (a)	16,067,776	204,864,144
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,443,363,201)		1,836,161,194

International Equity Funds - 31.1%
Fidelity Series Emerging Markets Fund (a)	16,178,939	288,955,854
Fidelity Series International Growth Fund (a)	19,468,824	272,563,530
Fidelity Series International Small Cap Fund (a)	4,057,141	62,277,109
Fidelity Series International Value Fund (a)	28,172,692	273,275,108
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $789,741,390)		897,071,601

Bond Funds - 4.2%
Fidelity Series Emerging Markets Debt Fund (a)	1,976,771	20,222,367
Fidelity Series Floating Rate High Income Fund (a)	730,037	6,949,953
Fidelity Series High Income Fund (a)	4,516,938	43,407,771
Fidelity Series Inflation-Protected Bond Index Fund (a)	2,514,900	24,822,064
Fidelity Series Investment Grade Bond Fund (a)	1,138,797	12,708,969
Fidelity Series Long-Term Treasury Bond Index Fund (a)	1,518	12,932
Fidelity Series Real Estate Income Fund (a)	1,236,119	13,720,923
TOTAL BOND FUNDS
(Cost $122,598,198)		121,844,979

Short-Term Funds - 1.0%
Fidelity Series Government Money Market Fund 0.58% (a)(c)	22,353,640	22,353,640
Fidelity Series Short-Term Credit Fund (a)	742,168	7,399,416
TOTAL SHORT-TERM FUNDS
(Cost $29,753,057)		29,753,056
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $2,385,455,846)		2,884,830,830
NET OTHER ASSETS (LIABILITIES) - 0.0%		(446)
NET ASSETS - 100%		$2,884,830,384

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Investments Money Market Portfolio Institutional Class 1.06%	$768,326	$6,212	$774,538	$354	$--
Fidelity Series 100 Index Fund	53,463,025	8,781,403	7,409,170	1,282,690	62,638,976
Fidelity Series 1000 Value Index Fund	30,118,880	42,303,677	3,935,381	1,126,812	75,814,592
Fidelity Series All-Sector Equity Fund	168,611,304	34,418,783	88,289,406	1,424,343	118,131,044
Fidelity Series Blue Chip Growth Fund	116,880,898	17,721,091	33,053,239	331,043	120,528,023
Fidelity Series Commodity Strategy Fund	30,135,468	18,187,190	3,205,190	--	47,433,910
Fidelity Series Emerging Markets Debt Fund	15,230,843	4,734,644	984,673	1,057,578	20,222,367
Fidelity Series Emerging Markets Fund	221,677,165	43,090,999	23,166,212	3,138,987	288,955,854
Fidelity Series Equity-Income Fund	226,287,224	56,297,882	29,194,466	5,308,509	287,661,234
Fidelity Series Floating Rate High Income Fund	5,970,275	1,014,496	400,780	285,546	6,949,953
Fidelity Series Government Money Market Fund 0.58%	--	30,890,779	8,537,139	20,076	22,353,640
Fidelity Series Growth & Income Fund	173,686,957	28,240,766	30,906,669	3,284,646	202,356,403
Fidelity Series Growth Company Fund	207,316,024	9,780,032	20,877,536	236,990	237,459,962
Fidelity Series High Income Fund	69,754,881	4,304,009	37,819,035	3,722,597	43,407,771
Fidelity Series Inflation-Protected Bond Index Fund	12,038,210	13,963,853	983,734	5,616	24,822,064
Fidelity Series International Growth Fund	213,030,573	63,101,921	17,146,267	2,977,337	272,563,530
Fidelity Series International Small Cap Fund	49,948,269	15,466,046	4,836,571	589,963	62,277,109
Fidelity Series International Value Fund	211,476,024	62,582,856	16,477,888	5,951,046	273,275,108
Fidelity Series Intrinsic Opportunities Fund	129,645,600	31,038,619	--	1,938,704	180,016,043
Fidelity Series Investment Grade Bond Fund	11,823,820	3,416,975	2,382,083	319,683	12,708,969
Fidelity Series Long-Term Treasury Bond Index Fund	--	15,290	159	203	12,932
Fidelity Series Opportunistic Insights Fund	112,623,958	20,919,572	14,175,609	32,026	132,258,253
Fidelity Series Real Estate Equity Fund	20,817,173	7,833,670	2,933,076	399,328	24,159,960
Fidelity Series Real Estate Income Fund	12,035,472	2,521,964	1,089,689	624,015	13,720,923
Fidelity Series Short-Term Credit Fund	410,011	7,079,178	88,732	7,196	7,399,416
Fidelity Series Small Cap Discovery Fund	29,925,715	5,560,578	4,605,303	152,446	35,628,306
Fidelity Series Small Cap Opportunities Fund	90,607,109	16,837,738	16,238,937	478,143	107,210,344
Fidelity Series Stock Selector Large Cap Value Fund	149,097,910	44,555,021	13,644,419	2,589,616	204,864,144
Total	$2,363,381,114	$594,665,244	$383,155,901	$37,285,493	$2,884,830,830

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2050 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2017
Assets
Investment in securities, at value (cost $2,385,455,846) — See accompanying schedule		$2,884,830,830
Cash		3
Receivable for investments sold		9,595,966
Receivable for fund shares sold		5,488,283
Total assets		2,899,915,082
Liabilities
Payable for investments purchased	$12,379,232
Payable for fund shares redeemed	2,705,466
Total liabilities		15,084,698
Net Assets		$2,884,830,384
Net Assets consist of:
Paid in capital		$2,353,350,220
Undistributed net investment income		1,491,755
Accumulated undistributed net realized gain (loss) on investments		30,613,425
Net unrealized appreciation (depreciation) on investments		499,374,984
Net Assets, for 260,989,576 shares outstanding		$2,884,830,384
Net Asset Value, offering price and redemption price per share ($2,884,830,384 ÷ 260,989,576 shares)		$11.05

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2017
Investment Income
Income distributions from underlying funds		$37,285,493
Expenses
Independent trustees' fees and expenses	$10,895
Total expenses before reductions	10,895
Expense reductions	(10,895)	–
Net investment income (loss)		37,285,493
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	15,298,866
Capital gain distributions from underlying funds	41,449,381
Total net realized gain (loss)		56,748,247
Change in net unrealized appreciation (depreciation) on underlying funds		294,641,485
Net gain (loss)		351,389,732
Net increase (decrease) in net assets resulting from operations		$388,675,225

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2017	Year ended March 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$37,285,493	$34,561,605
Net realized gain (loss)	56,748,247	89,011,723
Change in net unrealized appreciation (depreciation)	294,641,485	(205,753,358)
Net increase (decrease) in net assets resulting from operations	388,675,225	(82,180,030)
Distributions to shareholders from net investment income	(36,871,772)	(35,426,150)
Distributions to shareholders from net realized gain	(67,884,342)	(97,594,012)
Total distributions	(104,756,114)	(133,020,162)
Share transactions
Proceeds from sales of shares	809,711,740	795,603,240
Reinvestment of distributions	103,566,059	132,389,605
Cost of shares redeemed	(675,747,669)	(724,719,368)
Net increase (decrease) in net assets resulting from share transactions	237,530,130	203,273,477
Total increase (decrease) in net assets	521,449,241	(11,926,715)
Net Assets
Beginning of period	2,363,381,143	2,375,307,858
End of period	$2,884,830,384	$2,363,381,143
Other Information
Undistributed net investment income end of period	$1,491,755	$1,078,035
Shares
Sold	78,016,417	77,551,171
Issued in reinvestment of distributions	10,380,386	12,655,295
Redeemed	(65,322,506)	(70,163,494)
Net increase (decrease)	23,074,297	20,042,972

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Freedom 2050 Fund

Years ended March 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$9.93	$10.90	$11.15	$10.28	$9.51
Income from Investment Operations
Net investment income (loss)A	.15	.15	.17	.15	.16
Net realized and unrealized gain (loss)	1.40	(.52)	.65	1.41	.79
Total from investment operations	1.55	(.37)	.82	1.56	.95
Distributions from net investment income	(.15)	(.16)	(.18)	(.15)	(.17)
Distributions from net realized gain	(.28)	(.44)	(.89)	(.54)	(.02)
Total distributions	(.43)	(.60)	(1.07)	(.69)	(.18)B
Net asset value, end of period	$11.05	$9.93	$10.90	$11.15	$10.28
Total ReturnC	16.11%	(3.65)%	7.91%	15.53%	10.18%
Ratios to Average Net AssetsD,E
Expenses before reductionsF	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	-%	-%	-%	-%	-%
Expenses net of all reductions	-%	-%	-%	-%	-%
Net investment income (loss)	1.45%	1.49%	1.62%	1.41%	1.71%
Supplemental Data
Net assets, end of period (000 omitted)	$2,884,830	$2,363,381	$2,375,308	$2,297,832	$2,069,745
Portfolio turnover rateD	15%	17%	23%	57%	44%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.18 per share is comprised of distributions from net investment income of $.167 and distributions from net realized gain of $.016 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 F Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2055 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Series Emerging Markets Fund	10.0	10.0
Fidelity Series Equity-Income Fund	10.0	9.9
Fidelity Series International Value Fund	9.5	9.3
Fidelity Series International Growth Fund	9.4	9.3
Fidelity Series Growth Company Fund	8.2	8.2
Fidelity Series Stock Selector Large Cap Value Fund	7.1	6.9
Fidelity Series Growth & Income Fund	7.0	7.3
Fidelity Series Intrinsic Opportunities Fund	6.3	5.7
Fidelity Series Opportunistic Insights Fund	4.6	4.7
Fidelity Series Blue Chip Growth Fund	4.2	5.0
	76.3	76.3

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	63.7%
International Equity Funds	31.1%
Bond Funds	4.2%
Short-Term Funds	1.0%

Six months ago
Domestic Equity Funds	64.0%
International Equity Funds	30.7%
Bond Funds	5.3%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2055 Fund

Investments March 31, 2017

Showing Percentage of Net Assets

Domestic Equity Funds - 63.7%
	Shares	Value
Fidelity Series 100 Index Fund (a)	1,300,007	$20,033,106
Fidelity Series 1000 Value Index Fund (a)	2,017,930	24,255,513
Fidelity Series All-Sector Equity Fund (a)	3,046,821	37,780,585
Fidelity Series Blue Chip Growth Fund (a)	3,025,668	38,547,010
Fidelity Series Commodity Strategy Fund (a)(b)	2,983,038	15,750,440
Fidelity Series Equity-Income Fund (a)	6,971,551	91,815,328
Fidelity Series Growth & Income Fund (a)	4,408,272	64,757,517
Fidelity Series Growth Company Fund (a)	5,126,301	75,561,673
Fidelity Series Intrinsic Opportunities Fund (a)	3,618,882	58,119,244
Fidelity Series Opportunistic Insights Fund (a)	2,620,749	42,298,882
Fidelity Series Real Estate Equity Fund (a)	598,498	7,780,471
Fidelity Series Small Cap Discovery Fund (a)	989,835	11,402,903
Fidelity Series Small Cap Opportunities Fund (a)	2,393,211	34,103,264
Fidelity Series Stock Selector Large Cap Value Fund (a)	5,124,318	65,335,056
TOTAL DOMESTIC EQUITY FUNDS
(Cost $514,691,818)		587,540,992

International Equity Funds - 31.1%
Fidelity Series Emerging Markets Fund (a)	5,167,494	92,291,452
Fidelity Series International Growth Fund (a)	6,223,939	87,135,142
Fidelity Series International Small Cap Fund (a)	1,297,019	19,909,249
Fidelity Series International Value Fund (a)	9,006,396	87,362,038
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $270,993,193)		286,697,881

Bond Funds - 4.2%
Fidelity Series Emerging Markets Debt Fund (a)	620,839	6,351,178
Fidelity Series Floating Rate High Income Fund (a)	239,240	2,277,567
Fidelity Series High Income Fund (a)	1,442,970	13,866,939
Fidelity Series Inflation-Protected Bond Index Fund (a)	753,777	7,439,777
Fidelity Series Investment Grade Bond Fund (a)	385,757	4,305,047
Fidelity Series Long-Term Treasury Bond Index Fund (a)	522	4,445
Fidelity Series Real Estate Income Fund (a)	393,742	4,370,535
TOTAL BOND FUNDS
(Cost $38,437,636)		38,615,488

Short-Term Funds - 1.0%
Fidelity Series Government Money Market Fund 0.58% (a)(c)	7,128,818	7,128,818
Fidelity Series Short-Term Credit Fund (a)	230,820	2,301,275
TOTAL SHORT-TERM FUNDS
(Cost $9,429,480)		9,430,093
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $833,552,127)		922,284,454
NET OTHER ASSETS (LIABILITIES) - 0.0%		(149)
NET ASSETS - 100%		$922,284,305

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Investments Money Market Portfolio Institutional Class 1.06%	$210,997	$4,654	$215,651	$100	$--
Fidelity Series 100 Index Fund	14,712,348	6,001,022	3,029,783	392,767	20,033,106
Fidelity Series 1000 Value Index Fund	8,286,576	15,691,092	1,933,087	345,976	24,255,513
Fidelity Series All-Sector Equity Fund	46,395,718	17,274,528	26,719,402	436,286	37,780,585
Fidelity Series Blue Chip Growth Fund	32,164,948	12,215,125	11,619,953	99,990	38,547,010
Fidelity Series Commodity Strategy Fund	8,354,063	9,325,361	2,556,250	--	15,750,440
Fidelity Series Emerging Markets Debt Fund	4,154,621	2,270,493	425,917	313,119	6,351,178
Fidelity Series Emerging Markets Fund	60,995,120	26,472,451	9,488,545	964,335	92,291,452
Fidelity Series Equity-Income Fund	62,262,981	31,061,138	11,676,465	1,573,219	91,815,328
Fidelity Series Floating Rate High Income Fund	1,616,113	732,607	175,073	84,375	2,277,567
Fidelity Series Government Money Market Fund 0.58%	--	9,493,411	2,364,593	5,644	7,128,818
Fidelity Series Growth & Income Fund	47,784,000	19,225,806	11,674,576	966,360	64,757,517
Fidelity Series Growth Company Fund	55,485,371	14,633,051	6,739,643	72,071	75,561,673
Fidelity Series High Income Fund	18,935,916	2,709,284	9,808,331	1,071,576	13,866,939
Fidelity Series Inflation-Protected Bond Index Fund	3,353,582	4,606,243	466,883	1,639	7,439,777
Fidelity Series International Growth Fund	58,632,856	31,542,193	7,199,665	912,570	87,135,142
Fidelity Series International Small Cap Fund	13,739,803	7,465,281	1,837,022	181,583	19,909,249
Fidelity Series International Value Fund	58,203,786	31,185,417	6,832,836	1,823,723	87,362,038
Fidelity Series Intrinsic Opportunities Fund	36,795,620	16,619,865	1,177,028	589,118	58,119,244
Fidelity Series Investment Grade Bond Fund	3,249,947	1,830,937	718,438	99,141	4,305,047
Fidelity Series Long-Term Treasury Bond Index Fund	--	5,186	5	69	4,445
Fidelity Series Opportunistic Insights Fund	31,055,536	12,738,312	5,431,824	9,807	42,298,882
Fidelity Series Real Estate Equity Fund	5,727,324	3,518,216	981,175	118,932	7,780,471
Fidelity Series Real Estate Income Fund	3,259,636	1,468,244	426,554	183,320	4,370,535
Fidelity Series Short-Term Credit Fund	112,925	2,243,048	54,810	3,266	2,301,275
Fidelity Series Small Cap Discovery Fund	8,227,953	3,459,796	1,705,784	45,749	11,402,903
Fidelity Series Small Cap Opportunities Fund	24,975,909	10,515,401	6,173,647	144,810	34,103,264
Fidelity Series Stock Selector Large Cap Value Fund	40,927,588	22,979,940	6,006,780	794,390	65,335,056
Total	$649,621,237	$317,288,102	$137,439,720	$11,233,935	$922,284,454

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2055 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2017
Assets
Investment in securities, at value (cost $833,552,127) — See accompanying schedule		$922,284,454
Receivable for investments sold		4,291,081
Receivable for fund shares sold		3,452,007
Total assets		930,027,542
Liabilities
Payable for investments purchased	$6,381,108
Payable for fund shares redeemed	1,362,129
Total liabilities		7,743,237
Net Assets		$922,284,305
Net Assets consist of:
Paid in capital		$827,375,332
Undistributed net investment income		461,138
Accumulated undistributed net realized gain (loss) on investments		5,715,508
Net unrealized appreciation (depreciation) on investments		88,732,327
Net Assets, for 74,347,264 shares outstanding		$922,284,305
Net Asset Value, offering price and redemption price per share ($922,284,305 ÷ 74,347,264 shares)		$12.41

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2017
Investment Income
Income distributions from underlying funds		$11,233,935
Expenses
Independent trustees' fees and expenses	$3,208
Total expenses before reductions	3,208
Expense reductions	(3,208)	–
Net investment income (loss)		11,233,935
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(1,112,529)
Capital gain distributions from underlying funds	12,773,837
Total net realized gain (loss)		11,661,308
Change in net unrealized appreciation (depreciation) on underlying funds		93,927,353
Net gain (loss)		105,588,661
Net increase (decrease) in net assets resulting from operations		$116,822,596

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2017	Year ended March 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$11,233,935	$8,744,517
Net realized gain (loss)	11,661,308	19,302,862
Change in net unrealized appreciation (depreciation)	93,927,353	(46,375,902)
Net increase (decrease) in net assets resulting from operations	116,822,596	(18,328,523)
Distributions to shareholders from net investment income	(11,091,790)	(8,846,293)
Distributions to shareholders from net realized gain	(15,197,673)	(18,950,018)
Total distributions	(26,289,463)	(27,796,311)
Share transactions
Proceeds from sales of shares	417,830,315	380,942,373
Reinvestment of distributions	25,903,357	27,737,877
Cost of shares redeemed	(261,603,767)	(240,165,521)
Net increase (decrease) in net assets resulting from share transactions	182,129,905	168,514,729
Total increase (decrease) in net assets	272,663,038	122,389,895
Net Assets
Beginning of period	649,621,267	527,231,372
End of period	$922,284,305	$649,621,267
Other Information
Undistributed net investment income end of period	$461,138	$318,991
Shares
Sold	35,961,184	33,441,712
Issued in reinvestment of distributions	2,322,949	2,391,611
Redeemed	(22,547,740)	(20,947,202)
Net increase (decrease)	15,736,393	14,886,121

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Freedom 2055 Fund

Years ended March 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$11.08	$12.06	$11.73	$10.56	$9.77
Income from Investment Operations
Net investment income (loss)A	.17	.17	.19	.16	.20
Net realized and unrealized gain (loss)	1.57	(.59)	.72	1.51	.80
Total from investment operations	1.74	(.42)	.91	1.67	1.00
Distributions from net investment income	(.16)	(.17)	(.18)	(.14)	(.14)
Distributions from net realized gain	(.25)	(.39)	(.39)	(.36)	(.06)
Total distributions	(.41)	(.56)	(.58)B	(.50)	(.21)C
Net asset value, end of period	$12.41	$11.08	$12.06	$11.73	$10.56
Total ReturnD	16.17%	(3.69)%	7.98%	16.00%	10.39%
Ratios to Average Net AssetsE,F
Expenses before reductionsG	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	-%	-%	-%	-%	-%
Expenses net of all reductions	-%	-%	-%	-%	-%
Net investment income (loss)	1.46%	1.51%	1.64%	1.40%	1.99%
Supplemental Data
Net assets, end of period (000 omitted)	$922,284	$649,621	$527,231	$350,647	$155,142
Portfolio turnover rateE	18%	20%	21%	47%	45%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.58 per share is comprised of distributions from net investment income of $.184 and distributions from net realized gain of $.394 per share.

 C Total distributions of $.21 per share is comprised of distributions from net investment income of $.141 and distributions from net realized gain of $.064 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 G Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2060 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Series Emerging Markets Fund	10.0	10.0
Fidelity Series Equity-Income Fund	10.0	10.1
Fidelity Series International Value Fund	9.5	9.3
Fidelity Series International Growth Fund	9.4	9.3
Fidelity Series Growth Company Fund	7.9	7.8
Fidelity Series Stock Selector Large Cap Value Fund	7.1	6.9
Fidelity Series Growth & Income Fund	7.0	7.5
Fidelity Series Intrinsic Opportunities Fund	6.5	5.7
Fidelity Series Opportunistic Insights Fund	4.6	4.8
Fidelity Series Blue Chip Growth Fund	4.2	5.1
	76.2	76.5

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	63.7%
International Equity Funds	31.1%
Bond Funds	4.1%
Short-Term Funds	1.1%

Six months ago
Domestic Equity Funds	64.0%
International Equity Funds	30.7%
Bond Funds	5.3%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2060 Fund

Investments March 31, 2017

Showing Percentage of Net Assets

Domestic Equity Funds - 63.7%
	Shares	Value
Fidelity Series 100 Index Fund (a)	163,882	$2,525,417
Fidelity Series 1000 Value Index Fund (a)	255,407	3,069,993
Fidelity Series All-Sector Equity Fund (a)	384,092	4,762,745
Fidelity Series Blue Chip Growth Fund (a)	381,425	4,859,349
Fidelity Series Commodity Strategy Fund (a)(b)	372,095	1,964,660
Fidelity Series Equity-Income Fund (a)	878,148	11,565,215
Fidelity Series Growth & Income Fund (a)	557,246	8,185,945
Fidelity Series Growth Company Fund (a)	625,975	9,226,869
Fidelity Series Intrinsic Opportunities Fund (a)	469,211	7,535,524
Fidelity Series Opportunistic Insights Fund (a)	330,383	5,332,374
Fidelity Series Real Estate Equity Fund (a)	76,075	988,977
Fidelity Series Small Cap Discovery Fund (a)	125,158	1,441,817
Fidelity Series Small Cap Opportunities Fund (a)	302,222	4,306,667
Fidelity Series Stock Selector Large Cap Value Fund (a)	646,831	8,247,099
TOTAL DOMESTIC EQUITY FUNDS
(Cost $68,582,499)		74,012,651

International Equity Funds - 31.1%
Fidelity Series Emerging Markets Fund (a)	652,463	11,652,982
Fidelity Series International Growth Fund (a)	783,784	10,972,971
Fidelity Series International Small Cap Fund (a)	163,335	2,507,199
Fidelity Series International Value Fund (a)	1,134,159	11,001,344
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $34,067,043)		36,134,496

Bond Funds - 4.1%
Fidelity Series Emerging Markets Debt Fund (a)	74,570	762,854
Fidelity Series Floating Rate High Income Fund (a)	29,434	280,209
Fidelity Series High Income Fund (a)	180,832	1,737,800
Fidelity Series Inflation-Protected Bond Index Fund (a)	94,876	936,424
Fidelity Series Investment Grade Bond Fund (a)	46,666	520,788
Fidelity Series Long-Term Treasury Bond Index Fund (a)	43	370
Fidelity Series Real Estate Income Fund (a)	49,583	550,371
TOTAL BOND FUNDS
(Cost $4,636,281)		4,788,816

Short-Term Funds - 1.1%
Fidelity Series Government Money Market Fund 0.58% (a)(c)	921,937	921,937
Fidelity Series Short-Term Credit Fund (a)	29,798	297,090
TOTAL SHORT-TERM FUNDS
(Cost $1,218,915)		1,219,027
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $108,504,738)		116,154,990
NET OTHER ASSETS (LIABILITIES) - 0.0%		(2)
NET ASSETS - 100%		$116,154,988

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Investments Money Market Portfolio Institutional Class 1.06%	$15,226	$1,084	$16,310	$8	$--
Fidelity Series 100 Index Fund	1,065,389	1,640,831	417,183	42,876	2,525,417
Fidelity Series 1000 Value Index Fund	600,067	2,545,149	292,833	38,149	3,069,993
Fidelity Series All-Sector Equity Fund	3,360,238	3,786,227	2,381,815	47,683	4,762,745
Fidelity Series Blue Chip Growth Fund	2,329,980	3,379,233	1,466,023	9,667	4,859,349
Fidelity Series Commodity Strategy Fund	599,775	1,630,288	295,684	--	1,964,660
Fidelity Series Emerging Markets Debt Fund	291,446	487,139	45,238	29,816	762,854
Fidelity Series Emerging Markets Fund	4,408,339	6,744,096	981,437	104,418	11,652,982
Fidelity Series Equity-Income Fund	4,511,205	7,850,631	1,736,845	149,978	11,565,215
Fidelity Series Floating Rate High Income Fund	116,942	173,142	18,791	8,266	280,209
Fidelity Series Government Money Market Fund 0.58%	--	1,210,913	288,975	695	921,937
Fidelity Series Growth & Income Fund	3,460,251	5,325,708	1,524,052	89,339	8,185,945
Fidelity Series Growth Company Fund	3,844,502	4,802,496	576,955	7,461	9,226,869
Fidelity Series High Income Fund	1,396,867	1,272,264	1,119,117	104,348	1,737,800
Fidelity Series Inflation-Protected Bond Index Fund	239,066	766,784	63,494	133	936,424
Fidelity Series International Growth Fund	4,249,514	6,987,749	754,710	98,962	10,972,971
Fidelity Series International Small Cap Fund	987,001	1,629,487	180,275	19,660	2,507,199
Fidelity Series International Value Fund	4,214,335	6,957,392	695,607	197,492	11,001,344
Fidelity Series Intrinsic Opportunities Fund	2,826,265	4,389,176	284,718	59,034	7,535,524
Fidelity Series Investment Grade Bond Fund	235,123	445,848	152,639	9,574	520,788
Fidelity Series Long-Term Treasury Bond Index Fund	--	543	96	7	370
Fidelity Series Opportunistic Insights Fund	2,248,924	3,539,575	879,333	1,070	5,332,374
Fidelity Series Real Estate Equity Fund	414,734	733,214	112,489	11,725	988,977
Fidelity Series Real Estate Income Fund	229,340	359,024	43,575	17,524	550,371
Fidelity Series Short-Term Credit Fund	8,218	298,305	9,458	343	297,090
Fidelity Series Small Cap Discovery Fund	601,342	924,485	219,656	4,476	1,441,817
Fidelity Series Small Cap Opportunities Fund	1,808,818	2,769,483	729,719	14,113	4,306,667
Fidelity Series Stock Selector Large Cap Value Fund	2,941,925	5,527,496	944,886	87,270	8,247,099
Total	$47,004,832	$76,177,762	$16,231,913	$1,154,087	$116,154,990

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2060 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2017
Assets
Investment in securities, at value (cost $108,504,738) — See accompanying schedule		$116,154,990
Receivable for investments sold		749,888
Receivable for fund shares sold		748,320
Total assets		117,653,198
Liabilities
Payable for investments purchased	$1,208,532
Payable for fund shares redeemed	289,678
Total liabilities		1,498,210
Net Assets		$116,154,988
Net Assets consist of:
Paid in capital		$107,564,801
Undistributed net investment income		57,090
Accumulated undistributed net realized gain (loss) on investments		882,845
Net unrealized appreciation (depreciation) on investments		7,650,252
Net Assets, for 10,545,865 shares outstanding		$116,154,988
Net Asset Value, offering price and redemption price per share ($116,154,988 ÷ 10,545,865 shares)		$11.01

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2017
Investment Income
Income distributions from underlying funds		$1,154,087
Expenses
Independent trustees' fees and expenses	$297
Total expenses before reductions	297
Expense reductions	(297)	–
Net investment income (loss)		1,154,087
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	48,351
Capital gain distributions from underlying funds	1,414,759
Total net realized gain (loss)		1,463,110
Change in net unrealized appreciation (depreciation) on underlying funds		9,155,957
Net gain (loss)		10,619,067
Net increase (decrease) in net assets resulting from operations		$11,773,154

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2017	Year ended March 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,154,087	$433,385
Net realized gain (loss)	1,463,110	740,333
Change in net unrealized appreciation (depreciation)	9,155,957	(1,590,210)
Net increase (decrease) in net assets resulting from operations	11,773,154	(416,492)
Distributions to shareholders from net investment income	(1,119,481)	(415,873)
Distributions to shareholders from net realized gain	(924,001)	(456,803)
Total distributions	(2,043,482)	(872,676)
Share transactions
Proceeds from sales of shares	88,938,893	53,186,825
Reinvestment of distributions	1,984,387	871,532
Cost of shares redeemed	(31,516,894)	(14,718,009)
Net increase (decrease) in net assets resulting from share transactions	59,406,386	39,340,348
Total increase (decrease) in net assets	69,136,058	38,051,180
Net Assets
Beginning of period	47,018,930	8,967,750
End of period	$116,154,988	$47,018,930
Other Information
Undistributed net investment income end of period	$57,090	$22,482
Shares
Sold	8,574,369	5,354,053
Issued in reinvestment of distributions	198,281	87,052
Redeemed	(3,035,221)	(1,491,147)
Net increase (decrease)	5,737,429	3,949,958

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Freedom 2060 Fund

Years ended March 31,	2017	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$9.78	$10.45	$10.00
Income from Investment Operations
Net investment income (loss)B	.16	.16	.10
Net realized and unrealized gain (loss)	1.37	(.53)	.52
Total from investment operations	1.53	(.37)	.62
Distributions from net investment income	(.13)	(.12)	(.10)
Distributions from net realized gain	(.17)	(.17)	(.07)
Total distributions	(.30)	(.30)C	(.17)
Net asset value, end of period	$11.01	$9.78	$10.45
Total ReturnD,E	16.01%	(3.67)%	6.22%
Ratios to Average Net AssetsF,G
Expenses before reductionsH	-%	-%	- %I
Expenses net of fee waivers, if any	-%	-%	- %I
Expenses net of all reductions	-%	-%	- %I
Net investment income (loss)	1.54%	1.67%	1.54%I
Supplemental Data
Net assets, end of period (000 omitted)	$116,155	$47,019	$8,968
Portfolio turnover rateF	21%	31%	28%I

 A For the period August 5, 2014 (commencement of operations) to March 31, 2015.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.30 per share is comprised of distributions from net investment income of $.121 and distributions from net realized gain of $.174 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 H Amount represents less than .005%.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended March 31, 2017

1. Organization.

Fidelity Freedom Income Fund, Fidelity Freedom 2005 Fund, Fidelity Freedom 2010 Fund, Fidelity Freedom 2015 Fund, Fidelity Freedom 2020 Fund, Fidelity Freedom 2025 Fund, Fidelity Freedom 2030 Fund, Fidelity Freedom 2035 Fund, Fidelity Freedom 2040 Fund, Fidelity Freedom 2045 Fund, Fidelity Freedom 2050 Fund, Fidelity Freedom 2055 Fund and Fidelity Freedom 2060 Fund (the Funds) are funds of Fidelity Aberdeen Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Funds invest primarily in a combination of other Fidelity equity, bond, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR).

2. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for Freedom 2010 Fund, Freedom 2020 Fund and Freedom 2030 Fund, independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of March 31, 2017, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, deferred trustees compensation and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities
Fidelity Freedom Income Fund	$1,991,549,223	$161,216,281	$(15,012,347)	$146,203,934
Fidelity Freedom 2005 Fund	559,881,186	35,848,193	(11,979,825)	23,868,368
Fidelity Freedom 2010 Fund	3,825,589,309	378,906,918	(67,127,745)	311,779,173
Fidelity Freedom 2015 Fund	4,750,192,795	628,320,914	(51,175,424)	577,145,490
Fidelity Freedom 2020 Fund	10,902,662,851	1,517,761,739	(141,146,578)	1,376,615,161
Fidelity Freedom 2025 Fund	8,590,330,686	1,268,814,334	(94,585,094)	1,174,229,240
Fidelity Freedom 2030 Fund	9,723,686,529	1,685,449,538	(103,457,820)	1,581,991,718
Fidelity Freedom 2035 Fund	5,815,620,468	1,127,164,886	(52,955,954)	1,074,208,932
Fidelity Freedom 2040 Fund	6,092,291,497	1,223,877,915	(51,708,663)	1,172,169,252
Fidelity Freedom 2045 Fund	2,905,228,817	616,754,504	(25,798,821)	590,955,683
Fidelity Freedom 2050 Fund	2,395,411,051	509,045,405	(19,625,626)	489,419,779
Fidelity Freedom 2055 Fund	838,373,776	92,640,419	(8,729,741)	83,910,678
Fidelity Freedom 2060 Fund	108,891,235	7,969,425	(705,670)	7,263,755

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Undistributed long-term capital gain	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Freedom Income Fund	$2,856,386	$14,734,279	$146,203,934
Fidelity Freedom 2005 Fund	1,590,034	5,257,693	23,868,368
Fidelity Freedom 2010 Fund	11,426,466	49,669,967	311,779,173
Fidelity Freedom 2015 Fund	13,454,012	71,188,743	577,145,490
Fidelity Freedom 2020 Fund	35,123,564	161,057,070	1,376,615,161
Fidelity Freedom 2025 Fund	26,127,995	119,701,861	1,174,229,240
Fidelity Freedom 2030 Fund	23,453,151	168,284,902	1,581,991,718
Fidelity Freedom 2035 Fund	9,430,186	98,769,531	1,074,208,932
Fidelity Freedom 2040 Fund	8,791,186	108,943,939	1,172,169,252
Fidelity Freedom 2045 Fund	4,378,785	47,509,703	590,955,683
Fidelity Freedom 2050 Fund	3,908,826	38,151,557	489,419,779
Fidelity Freedom 2055 Fund	1,075,905	9,922,391	83,910,678
Fidelity Freedom 2060 Fund	135,721	1,190,711	7,263,755

The tax character of distributions paid was as follows:

March 31, 2017
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Freedom Income Fund	$40,536,102	$29,154,612	$69,690,714
Fidelity Freedom 2005 Fund	11,160,500	6,409,275	17,569,775
Fidelity Freedom 2010 Fund	80,368,531	64,628,003	144,996,534
Fidelity Freedom 2015 Fund	99,427,436	95,245,831	194,673,267
Fidelity Freedom 2020 Fund	213,211,487	239,572,916	452,784,403
Fidelity Freedom 2025 Fund	157,620,966	194,204,711	351,825,677
Fidelity Freedom 2030 Fund	173,773,140	244,315,902	418,089,042
Fidelity Freedom 2035 Fund	94,344,469	156,517,411	250,861,880
Fidelity Freedom 2040 Fund	102,731,589	172,213,343	274,944,932
Fidelity Freedom 2045 Fund	48,804,914	80,409,391	129,214,305
Fidelity Freedom 2050 Fund	39,634,868	65,121,246	104,756,114
Fidelity Freedom 2055 Fund	12,087,248	14,202,215	26,289,463
Fidelity Freedom 2060 Fund	1,271,461	772,021	2,043,482

March 31, 2016
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Freedom Income Fund	$47,674,346	$39,979,511	$87,653,857
Fidelity Freedom 2005 Fund	12,546,394	10,635,217	23,181,611
Fidelity Freedom 2010 Fund	97,345,157	136,344,540	233,689,697
Fidelity Freedom 2015 Fund	119,934,612	180,733,173	300,667,785
Fidelity Freedom 2020 Fund	261,298,146	390,477,702	651,775,848
Fidelity Freedom 2025 Fund	182,828,387	288,939,006	471,767,393
Fidelity Freedom 2030 Fund	203,286,359	399,393,904	602,680,263
Fidelity Freedom 2035 Fund	115,325,103	230,491,735	345,816,838
Fidelity Freedom 2040 Fund	121,942,792	272,043,721	393,986,513
Fidelity Freedom 2045 Fund	54,756,415	108,843,380	163,599,795
Fidelity Freedom 2050 Fund	44,888,393	88,131,769	133,020,162
Fidelity Freedom 2055 Fund	11,242,480	16,553,831	27,796,311
Fidelity Freedom 2060 Fund	532,304	340,372	872,676

3. Purchases and Redemptions of Underlying Fund Shares.

Purchases and redemptions of the Underlying Fund shares are noted in the table below.

	Purchases ($)	Redemptions ($)
Fidelity Freedom Income Fund	663,247,124	783,604,815
Fidelity Freedom 2005 Fund	179,473,912	205,195,451
Fidelity Freedom 2010 Fund	956,253,027	1,346,107,110
Fidelity Freedom 2015 Fund	1,132,545,392	1,541,551,973
Fidelity Freedom 2020 Fund	2,274,713,982	2,677,050,321
Fidelity Freedom 2025 Fund	1,954,222,031	1,704,929,459
Fidelity Freedom 2030 Fund	1,860,618,783	1,826,776,368
Fidelity Freedom 2035 Fund	1,168,879,204	996,617,379
Fidelity Freedom 2040 Fund	1,099,833,518	1,030,792,442
Fidelity Freedom 2045 Fund	688,128,553	482,734,134
Fidelity Freedom 2050 Fund	594,665,244	383,155,901
Fidelity Freedom 2055 Fund	317,288,102	137,439,720
Fidelity Freedom 2060 Fund	76,177,762	16,231,913

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR Co., Inc. (the investment adviser), an affiliate of Fidelity Management & Research Company provides the Funds with investment management related services. The Funds do not pay any fees for these services.

The Board of Trustees and shareholders approved an amended and restated management contract for each Fund effective June 1, 2017. Under the management contract, each Fund will pay a monthly management fee that is set at an annual rate by referring to a Fund’s target retirement date, such that the management fee rate applicable to each Fund is reduced as the fund approaches, and then passes, its target retirement date. Under the management contract, each Fund’s investment adviser will pay all ordinary operating expenses of the Fund, except fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses. The management fee will be reduced by an amount equal to the fees and expenses paid by the Funds to the independent Trustees. In addition, the Board and shareholders of each Underlying Fund approved a new management contract, effective June 1, 2017. Under the management contract, each Underlying Fund will no longer pay a management fee, and most of each Underlying Fund’s ordinary operating expenses will be borne by the investment adviser. Effective June 1, 2017, each Fund will pay a management fee as set forth below.

Annual % of Average Net Assets
Fidelity Freedom Income Fund	.465%
Fidelity Freedom 2005 Fund	.491%
Fidelity Freedom 2010 Fund	.533%
Fidelity Freedom 2015 Fund	.576%
Fidelity Freedom 2020 Fund	.618%
Fidelity Freedom 2025 Fund	.661%
Fidelity Freedom 2030 Fund	.703%
Fidelity Freedom 2035 Fund	.746%
Fidelity Freedom 2040 Fund	.746%
Fidelity Freedom 2045 Fund	.746%
Fidelity Freedom 2050 Fund	.746%
Fidelity Freedom 2055 Fund	.746%
Fidelity Freedom 2060 Fund	.746%

Other Transactions. The investment adviser has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of each Fund. Pursuant to this agreement, FMR pays all expenses of each Fund, excluding compensation of the independent Trustees and certain other expenses such as interest expense. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each Fund. The Funds do not pay any fees for these services.

5. Expense Reductions.

FMR voluntarily agreed to reimburse each Fund's operating expenses. Some expenses, for example interest expense, are excluded from this reimbursement.

The following Funds were in reimbursement during the period:

Fidelity Freedom Income Fund	$9,352
Fidelity Freedom 2005 Fund	2,528
Fidelity Freedom 2010 Fund	18,214
Fidelity Freedom 2015 Fund	22,909
Fidelity Freedom 2020 Fund	51,159
Fidelity Freedom 2025 Fund	38,888
Fidelity Freedom 2030 Fund	45,156
Fidelity Freedom 2035 Fund	26,839
Fidelity Freedom 2040 Fund	28,658
Fidelity Freedom 2045 Fund	13,327
Fidelity Freedom 2050 Fund	10,895
Fidelity Freedom 2055 Fund	3,208
Fidelity Freedom 2060 Fund	297

6. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Funds within their principal investment strategies may represent a significant portion of the Underlying Fund's net assets. At the end of the period, the following Funds were the owners of record of 10% or more of the total outstanding shares of the Underlying Funds.

Fund	Fidelity Freedom 2020 Fund
Fidelity Series Government Money Market Fund	10%
Fidelity Series Investment Grade Bond Fund	12%
Fidelity Series Long-Term Treasury Bond Index Fund	12%
Fidelity Series Short-Term Credit Fund	13%

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Underlying Funds.

Fund	% of shares held
Fidelity Series 100 Index Fund	33%
Fidelity Series 1000 Value Index Fund	37%
Fidelity Series All-Sector Equity Fund	35%
Fidelity Series Blue Chip Growth Fund	38%
Fidelity Series Commodity Strategy Fund	31%
Fidelity Series Emerging Markets Debt Fund	37%
Fidelity Series Emerging Markets Fund	35%
Fidelity Series Equity-Income Fund	39%
Fidelity Series Floating Rate High Income Fund	37%
Fidelity Series Government Money Market Fund	39%
Fidelity Series Growth & Income Fund	39%
Fidelity Series Growth Company Fund	39%
Fidelity Series High Income Fund	37%
Fidelity Series Inflation-Protected Bond Index Fund	36%
Fidelity Series International Growth Fund	35%
Fidelity Series International Small Cap Fund	35%
Fidelity Series International Value Fund	35%
Fidelity Series Intrinsic Opportunities Fund	39%
Fidelity Series Investment Grade Bond Fund	42%
Fidelity Series Long-Term Treasury Bond Index Fund	40%
Fidelity Series Opportunistic Insights Fund	39%
Fidelity Series Real Estate Equity Fund	36%
Fidelity Series Real Estate Income Fund	37%
Fidelity Series Short-Term Credit Fund	47%
Fidelity Series Small Cap Discovery Fund	39%
Fidelity Series Small Cap Opportunities Fund	36%
Fidelity Series Stock Selector Large Cap Value Fund	39%

7. Proposed Reorganization.

The Board of Trustees of the Funds approved an Agreement and Plan of Reorganization (the Agreement) between the Funds and Fidelity Freedom K Funds (Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050, 2055 and 2060 Funds). In addition, the Board approved the creation of Class K shares that will commence operations on or about September 5, 2017. The Agreement provides for the transfer of all the assets and the assumption of all the liabilities of each of the Freedom K Funds in exchange for corresponding shares of the Funds equal in value to the net assets of each of the Freedom K Funds on the day the reorganization is effective. The reorganization provides shareholders of each of the Freedom K Funds access to a larger combined portfolio with a similar investment objective.

The reorganization does not require the Freedom K Funds' shareholder approval and is expected to become effective on or about September 8, 2017. The reorganization is expected to qualify as a tax-free transaction for federal income tax purposes with no gain or loss recognized by the funds or their shareholders.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Aberdeen Street Trust and the Shareholders of Fidelity Freedom Income Fund, Fidelity Freedom 2005 Fund, Fidelity Freedom 2010 Fund, Fidelity Freedom 2015 Fund, Fidelity Freedom 2020 Fund, Fidelity Freedom 2025 Fund, Fidelity Freedom 2030 Fund, Fidelity Freedom 2035 Fund, Fidelity Freedom 2040 Fund, Fidelity Freedom 2045 Fund, Fidelity Freedom 2050 Fund, Fidelity Freedom 2055 Fund and Fidelity Freedom 2060 Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Freedom Income Fund, Fidelity Freedom 2005 Fund, Fidelity Freedom 2010 Fund, Fidelity Freedom 2015 Fund, Fidelity Freedom 2020 Fund, Fidelity Freedom 2025 Fund, Fidelity Freedom 2030 Fund, Fidelity Freedom 2035 Fund, Fidelity Freedom 2040 Fund, Fidelity Freedom 2045 Fund, Fidelity Freedom 2050 Fund, Fidelity Freedom 2055 Fund and Fidelity Freedom 2060 Fund (each a fund of Fidelity Aberdeen Street Trust) (the "Funds") as of March 31, 2017, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2017 by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
May 17, 2017

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance.  If the interests of a fund and an underlying Fidelity® fund were to diverge, a conflict of interest could arise and affect how the Trustees and Members of the Advisory Board fulfill their fiduciary duties to the affected funds.  FMRC has structured the funds to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, FMRC, the Trustees, and Members of the Advisory Board would take reasonable steps to minimize and, if possible, eliminate the conflict.  Each of the Trustees oversees 244 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Each fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present) and Chairman and Director of FMR (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a Member of the Advisory Board of certain Fidelity® funds (2014-2016), president of the Business Roundtable (2011-2017), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Interim Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (UK) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jeffrey S. Christian (1961)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Christian also serves as Assistant Treasurer of other funds. Mr. Christian is an employee of Fidelity Investments (2003-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)

Year of Election or Appointment: 2015

Vice President

Mr. Goebel serves as Vice President of other funds and is an employee of Fidelity Investments (2001-present). Previously, Mr. Goebel served as Senior Vice President of Fidelity Management & Research Company (FMR) (investment adviser firm, 2016), Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-2015), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-2015), and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-2015); General Counsel, Secretary, and Senior Vice President of FMR (investment adviser firm, 2008-2015) and FMR Co., Inc. (investment adviser firm, 2008-2015); Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-2015) and Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2008-2015); Chief Legal Officer (CLO) of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-2015); Secretary and CLO of certain Fidelity® funds (2008-2015); Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan is an employee of Fidelity Investments (2005-present).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), Vice Chairman of FIAM LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2016 to March 31, 2017).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value October 1, 2016	Ending Account Value March 31, 2017	Expenses Paid During Period-B October 1, 2016 to March 31, 2017
Fidelity Freedom Income Fund	- %
Actual		$1,000.00	$1,016.90	$-**
Hypothetical-C		$1,000.00	$1,024.93	$-**
Fidelity Freedom 2005 Fund	- %
Actual		$1,000.00	$1,027.20	$-**
Hypothetical-C		$1,000.00	$1,024.93	$-**
Fidelity Freedom 2010 Fund	- %
Actual		$1,000.00	$1,035.30	$-**
Hypothetical-C		$1,000.00	$1,024.93	$-**
Fidelity Freedom 2015 Fund	- %
Actual		$1,000.00	$1,042.50	$-**
Hypothetical-C		$1,000.00	$1,024.93	$-**
Fidelity Freedom 2020 Fund	- %
Actual		$1,000.00	$1,048.30	$-**
Hypothetical-C		$1,000.00	$1,024.93	$-**
Fidelity Freedom 2025 Fund	- %
Actual		$1,000.00	$1,054.20	$-**
Hypothetical-C		$1,000.00	$1,024.93	$-**
Fidelity Freedom 2030 Fund	- %
Actual		$1,000.00	$1,067.50	$-**
Hypothetical-C		$1,000.00	$1,024.93	$-**
Fidelity Freedom 2035 Fund	- %
Actual		$1,000.00	$1,078.60	$-**
Hypothetical-C		$1,000.00	$1,024.93	$-**
Fidelity Freedom 2040 Fund	- %
Actual		$1,000.00	$1,078.80	$-**
Hypothetical-C		$1,000.00	$1,024.93	$-**
Fidelity Freedom 2045 Fund	- %
Actual		$1,000.00	$1,078.50	$-**
Hypothetical-C		$1,000.00	$1,024.93	$-**
Fidelity Freedom 2050 Fund	- %
Actual		$1,000.00	$1,078.00	$-**
Hypothetical-C		$1,000.00	$1,024.93	$-**
Fidelity Freedom 2055 Fund	- %
Actual		$1,000.00	$1,078.50	$-**
Hypothetical-C		$1,000.00	$1,024.93	$-**
Fidelity Freedom 2060 Fund	- %
Actual		$1,000.00	$1,077.70	$-**
Hypothetical-C		$1,000.00	$1,024.93	$-**

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which each Fund invests are not included in each Fund's annualized expense ratio.

 C 5% return per year before expenses

** If fees and changes to the Fund level expense contract and/or expense cap, effective June 1, 2017, had been in effect during the current period, the annualized expense ratio and the expenses paid in the actual and hypothetical examples above would have been as shown in table below:

	Annualized Expense Ratio-(a)	Expenses Paid
Fidelity Freedom Income Fund	.47%
Actual		$2.36
Hypothetical-(b)		$2.37
Fidelity Freedom 2005 Fund	.49%
Actual		$2.47
Hypothetical-(b)		$2.47
Fidelity Freedom 2010 Fund	.53%
Actual		$2.69
Hypothetical-(b)		$2.67
Fidelity Freedom 2015 Fund	.58%
Actual		$2.95
Hypothetical-(b)		$2.92
Fidelity Freedom 2020 Fund	.62%
Actual		$3.16
Hypothetical-(b)		$3.13
Fidelity Freedom 2025 Fund	.66%
Actual		$3.37
Hypothetical-(b)		$3.33
Fidelity Freedom 2030 Fund	.70%
Actual		$3.60
Hypothetical-(b)		$3.53
Fidelity Freedom 2035 Fund	.75%
Actual		$3.88
Hypothetical-(b)		$3.78
Fidelity Freedom 2040 Fund	.75%
Actual		$3.88
Hypothetical-(b)		$3.78
Fidelity Freedom 2045 Fund	.75%
Actual		$3.88
Hypothetical-(b)		$3.78
Fidelity Freedom 2050 Fund	.75%
Actual		$3.88
Hypothetical-(b)		$3.78
Fidelity Freedom 2055 Fund	.75%
Actual		$3.88
Hypothetical-(b)		$3.78
Fidelity Freedom 2060 Fund	.75%
Actual		$3.88
Hypothetical-(b)		$3.78

 (a) Annualized expense ratio reflects expenses net of applicable fee waivers.

 (b) 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Fidelity Freedom Income Fund	05/08/17	05/05/17	$0.014	$0.082
Fidelity Freedom 2005 Fund	05/15/17	05/12/17	$0.034	$0.111
Fidelity Freedom 2010 Fund	05/15/17	05/12/17	$0.044	$0.190
Fidelity Freedom 2015 Fund	05/15/17	05/12/17	$0.033	$0.175
Fidelity Freedom 2020 Fund	05/15/17	05/12/17	$0.037	$0.217
Fidelity Freedom 2025 Fund	05/15/17	05/12/17	$0.028	$0.175
Fidelity Freedom 2030 Fund	05/15/17	05/12/17	$0.022	$0.263
Fidelity Freedom 2035 Fund	05/15/17	05/12/17	$0.009	$0.210
Fidelity Freedom 2040 Fund	05/15/17	05/12/17	$0.005	$0.154
Fidelity Freedom 2045 Fund	05/15/17	05/12/17	$0.006	$0.158
Fidelity Freedom 2050 Fund	05/15/17	05/12/17	$0.006	$0.156
Fidelity Freedom 2055 Fund	05/15/17	05/12/17	$0.007	$0.140
Fidelity Freedom 2060 Fund	05/15/17	05/12/17	$0.005	$0.112

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended March 31, 2017, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity Freedom Income Fund	$29,246,262
Fidelity Freedom 2005 Fund	$7,025,658
Fidelity Freedom 2010 Fund	$68,013,265
Fidelity Freedom 2015 Fund	$95,610,294
Fidelity Freedom 2020 Fund	$219,009,486
Fidelity Freedom 2025 Fund	$158,989,142
Fidelity Freedom 2030 Fund	$200,145,419
Fidelity Freedom 2035 Fund	$115,439,210
Fidelity Freedom 2040 Fund	$130,997,418
Fidelity Freedom 2045 Fund	$60,237,477
Fidelity Freedom 2050 Fund	$48,197,967
Fidelity Freedom 2055 Fund	$9,996,637
Fidelity Freedom 2060 Fund	$1,195,533

A percentage of the dividends distributed during the fiscal year for the following funds were derived from interest on U.S. Government securities which is generally exempt from state income tax:

Fidelity Freedom Income Fund	6.50%
Fidelity Freedom 2005 Fund	5.47%
Fidelity Freedom 2010 Fund	4.59%
Fidelity Freedom 2015 Fund	3.70%
Fidelity Freedom 2020 Fund	3.03%
Fidelity Freedom 2025 Fund	2.49%
Fidelity Freedom 2030 Fund	1.51%
Fidelity Freedom 2035 Fund	0.49%
Fidelity Freedom 2040 Fund	0.48%
Fidelity Freedom 2045 Fund	0.46%
Fidelity Freedom 2050 Fund	0.46%
Fidelity Freedom 2055 Fund	0.44%
Fidelity Freedom 2060 Fund	0.45%

A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends–received deduction for corporate shareholders:

Fidelity Freedom Income Fund
April 2016	0%
May 2016	12%
June 2016	14%
July 2016	14%
August 2016	14%
September 2016	14%
October 2016	14%
November 2016	14%
December 2016	14%
February 2017	0%
March 2017	0%
Fidelity Freedom 2005 Fund
May 2016	0%
December 2016	19%
Fidelity Freedom 2010 Fund
May 2016	0%
December 2016	23%
Fidelity Freedom 2015 Fund
May 2016	0%
December 2016	27%
Fidelity Freedom 2020 Fund
May 2016	1%
December 2016	31%
Fidelity Freedom 2025 Fund
May 2016	2%
December 2016	34%
Fidelity Freedom 2030 Fund
May 2016	1%
December 2016	42%
Fidelity Freedom 2035 Fund
May 2016	0%
December 2016	49%
Fidelity Freedom 2040 Fund
May 2016	5%
December 2016	49%
Fidelity Freedom 2045 Fund
May 2016	7%
December 2016	49%
Fidelity Freedom 2050 Fund
May 2016	9%
December 2016	49%
Fidelity Freedom 2055 Fund
May 2016	4%
December 2016	49%
Fidelity Freedom 2060 Fund
May 2016	2%
December 2016	49%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Fidelity Freedom Income Fund
April 2016	0%
May 2016	21%
June 2016	25%
July 2016	25%
August 2016	25%
September 2016	25%
October 2016	25%
November 2016	25%
December 2016	25%
February 2017	0%
March 2017	0%
Fidelity Freedom 2005 Fund
May 2016	1%
December 2016	34%
Fidelity Freedom 2010 Fund
May 2016	1%
December 2016	40%
Fidelity Freedom 2015 Fund
May 2016	1%
December 2016	47%
Fidelity Freedom 2020 Fund
May 2016	2%
December 2016	54%
Fidelity Freedom 2025 Fund
May 2016	3%
December 2016	60%
Fidelity Freedom 2030 Fund
May 2016	1%
December 2016	73%
Fidelity Freedom 2035 Fund
May 2016	11%
December 2016	85%
Fidelity Freedom 2040 Fund
May 2016	6%
December 2016	85%
Fidelity Freedom 2045 Fund
May 2016	10%
December 2016	84%
Fidelity Freedom 2050 Fund
May 2016	12%
December 2016	84%
Fidelity Freedom 2055 Fund
May 2016	6%
December 2016	86%
Fidelity Freedom 2060 Fund
May 2016	2%
December 2016	87%

The funds will notify shareholders in January 2018 of amounts for use in preparing 2017 income tax returns.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Freedom Funds

Board Approval of Investment Advisory Contracts

At its November 2016 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve amendments to the amended and restated management contracts between FMR Co., Inc. (FMRC) and each fund to add a management fee schedule for new Class K of the fund.

The Board noted that it had approved the amended and restated management contracts for the funds, the Fidelity Freedom K funds, and the Fidelity Advisor Freedom Funds (New Advisory Contracts) at its July 2016 meeting, which, subject to shareholder approval of all of the contracts, add a management fee payable by each fund. The Board also noted that in connection with its approval of the New Advisory Contracts, it had considered, among other information, competitive information regarding the proposed management fees and total expenses for each Fidelity Freedom K Fund. The Board considered that those management fees and total expenses were identical to the proposed management fees and total expenses for new Class K of the corresponding Fidelity Freedom Fund. The Board also considered that, provided shareholders approve the new pricing structure, new Class K of a Fidelity Freedom Fund would serve as a merger destination for its corresponding Fidelity Freedom K Fund.

The Board considered that the approval of the amendments to the New Advisory Contracts for the Fidelity

Freedom Funds will not result in any changes to (i) the fees payable by shareholders of the existing class of each fund; (ii) the investment process or strategies employed in the management of the funds' assets; (iii) the nature, extent and quality of services provided to each fund; or (iv) the day-to-day management of each fund and the personnel primarily responsible for such management.
In connection with its consideration of future renewals of each fund's New Advisory Contract, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund's management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the management fee structures are fair and reasonable, and that the amendments to the New Advisory Contracts for the Fidelity Freedom Funds should be approved.

Fidelity Freedom Funds

Board Approval of Investment Advisory Contracts

At its January 2017 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve amendments to the amended and restated management contracts between FMR Co., Inc. (FMRC) and each fund to add a management fee schedule for new Class K6 of each fund.

The Board noted that it had approved the amended and restated management contracts for the Fidelity Freedom funds, the Fidelity Freedom K funds, and the Fidelity Advisor Freedom Funds (New Advisory Contracts) at its July 2016 meeting, which, subject to shareholder approval of all of the contracts, add a management fee payable by each class of the fund. The Board also noted that, in connection with its approval of the New Advisory Contracts, it had considered, among other information, competitive information regarding the proposed management fees and total expenses for each Fidelity Freedom K Fund and, in November 2016, had considered this information for new Class K of the corresponding Fidelity Freedom Fund. The Board considered that those management fees were identical to the proposed management fees for new Class K6 of the corresponding Fidelity Freedom Fund.

In considering each class's total expenses, the Board approved an expense contract that limits Class K6's total expenses. The board noted that the expense ratios of Class K6 are expected to rank below the median of those funds and classes used by the Board for management fee comparisons that have a similar sales load structure.

The Board also considered that the approval of the amendments to the New Advisory Contracts for the funds will not result in any changes to (i) the fees payable by shareholders of any existing class of each fund; (ii) the investment process or strategies employed in the management of the funds' assets; (iii) the nature, extent and quality of services provided to each fund; or (iv) the day-to-day management of each fund and the personnel primarily responsible for such management.

In connection with its consideration of future renewals of each fund's New Advisory Contract, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of a class's management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the management fee structures are fair and reasonable, and that the amendments to the New Advisory Contracts for the funds should be approved.

Proxy Voting Results

A special meeting of shareholders was held on December 22, 2016. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To elect a Board of Trustees.

	# of Votes	% of Votes
Elizabeth S. Acton
Affirmative	67,962,879,437.90	95.738
Withheld	3,026,199,416.67	4.262
TOTAL	70,989,078,854.57	100.000
John Engler
Affirmative	67,621,098,922.89	95.256
Withheld	3,367,979,931.68	4.744
TOTAL	70,989,078,854.57	100.000
Albert R. Gamper, Jr.
Affirmative	67,692,979,200.48	95.357
Withheld	3,296,099,654.09	4.643
TOTAL	70,989,078,854.57	100.000
Robert F. Gartland
Affirmative	67,834,076,287.79	95.556
Withheld	3,155,002,566.78	4.444
TOTAL	70,989,078,854.57	100.000
Abigail P. Johnson
Affirmative	67,845,327,470.44	95.572
Withheld	3,143,751,384.13	4.428
TOTAL	70,989,078,854.57	100.000
Arthur E. Johnson
Affirmative	67,698,760,709.29	95.366
Withheld	3,290,318,145.28	4.634
TOTAL	70,989,078,854.57	100.000
Michael E. Kenneally
Affirmative	67,851,407,081.44	95.581
Withheld	3,137,671,773.13	4.419
TOTAL	70,989,078,854.57	100.000
James H. Keyes
Affirmative	67,741,432,698.10	95.426
Withheld	3,247,646,156.47	4.574
TOTAL	70,989,078,854.57	100.000
Marie L. Knowles
Affirmative	67,825,908,094.48	95.545
Withheld	3,163,170,760.09	4.455
TOTAL	70,989,078,854.57	100.000
Jennifer Toolin McAuliffe
Affirmative	67,916,195,545.89	95.672
Withheld	3,072,883,308.68	4.328
TOTAL	70,989,078,854.57	100.000
Mark A. Murray
Affirmative	67,892,016,830.18	95.638
Withheld	3,097,062,024.39	4.362
TOTAL	70,989,078,854.57	100.000

PROPOSAL 2

To approve an amended and restated management contract between Fidelity Freedom® Income Fund and FMR Co., Inc. (FMRC).

	# of Votes	% of Votes
Affirmative	1,317,725,808.91	85.452
Against	57,209,301.81	3.710
Abstain	139,752,421.36	9.063
Broker Non - Votes	27,380,033.54	1.775
TOTAL	1,542,067,565.62	100.000

PROPOSAL 2

To approve an amended and restated management contract between Fidelity Freedom® 2005 Fund and FMR Co., Inc. (FMRC).

	# of Votes	% of Votes
Affirmative	388,274,134.37	87.344
Against	13,463,802.33	3.029
Abstain	37,902,359.85	8.526
Broker Non - Votes	4,897,062.03	1.101
TOTAL	444,537,358.58	100.000

PROPOSAL 2

To approve an amended and restated management contract between Fidelity Freedom® 2010 Fund and FMR Co., Inc. (FMRC).

	# of Votes	% of Votes
Affirmative	2,894,055,622.85	87.706
Against	104,012,980.85	3.152
Abstain	245,808,272.57	7.449
Broker Non - Votes	55,875,837.65	1.693
TOTAL	3,299,752,713.92	100.000

PROPOSAL 2

To approve an amended and restated management contract between Fidelity Freedom® 2015 Fund and FMR Co., Inc. (FMRC).

	# of Votes	% of Votes
Affirmative	3,113,584,816.65	87.813
Against	119,264,314.90	3.363
Abstain	263,279,480.29	7.425
Broker Non - Votes	49,610,493.35	1.399
TOTAL	3,545,739,105.19	100.000

PROPOSAL 2

To approve an amended and restated management contract between Fidelity Freedom® 2020 Fund and FMR Co., Inc. (FMRC).

	# of Votes	% of Votes
Affirmative	6,025,459,912.49	86.695
Against	267,999,712.00	3.857
Abstain	516,809,630.88	7.435
Broker Non - Votes	139,922,497.86	2.013
TOTAL	6,950,191,753.23	100.000

PROPOSAL 2

To approve an amended and restated management contract between Fidelity Freedom® 2025 Fund and FMR Co., Inc. (FMRC).

	# of Votes	% of Votes
Affirmative	4,230,187,161.45	87.910
Against	160,635,672.08	3.339
Abstain	324,990,750.24	6.753
Broker Non - Votes	96,181,985.59	1.998
TOTAL	4,811,995,569.36	100.000

PROPOSAL 2

To approve an amended and restated management contract between Fidelity Freedom® 2030 Fund and FMR Co., Inc. (FMRC).

	# of Votes	% of Votes
Affirmative	5,129,410,373.39	87.329
Against	265,860,179.11	4.527
Abstain	352,198,671.47	5.996
Broker Non - Votes	126,211,770.57	2.148
TOTAL	5,873,680,994.54	100.000

PROPOSAL 2

To approve an amended and restated management contract between Fidelity Freedom® 2035 Fund and FMR Co., Inc. (FMRC).

	# of Votes	% of Votes
Affirmative	2,847,204,408.78	87.443
Against	177,346,742.35	5.447
Abstain	176,248,564.92	5.412
Broker Non - Votes	55,292,814.44	1.698
TOTAL	3,256,092,530.49	100.000

PROPOSAL 2

To approve an amended and restated management contract between Fidelity Freedom® 2040 Fund and FMR Co., Inc. (FMRC).

	# of Votes	% of Votes
Affirmative	3,150,340,778.51	85.921
Against	192,086,025.33	5.239
Abstain	232,983,406.13	6.354
Broker Non - Votes	91,156,325.31	2.486
TOTAL	3,666,566,535.28	100.000

PROPOSAL 2

To approve an amended and restated management contract between Fidelity Freedom® 2045 Fund and FMR Co., Inc. (FMRC).

	# of Votes	% of Votes
Affirmative	1,317,538,632.19	81.312
Against	120,626,001.56	7.444
Abstain	151,330,394.95	9.339
Broker Non - Votes	30,868,166.30	1.905
TOTAL	1,620,363,195.00	100.000

PROPOSAL 2

To approve an amended and restated management contract between Fidelity Freedom® 2050 Fund and FMR Co., Inc. (FMRC).

	# of Votes	% of Votes
Affirmative	1,101,712,738.67	83.074
Against	61,795,036.11	4.660
Abstain	128,516,950.87	9.690
Broker Non - Votes	34,162,694.66	2.576
TOTAL	1,326,187,420.31	100.000

PROPOSAL 2

To approve an amended and restated management contract between Fidelity Freedom® 2055 Fund and FMR Co., Inc. (FMRC).

	# of Votes	% of Votes
Affirmative	317,070,106.59	81.637
Against	13,109,509.54	3.376
Abstain	46,988,431.20	12.098
Broker Non - Votes	11,222,182.33	2.889
TOTAL	388,390,229.66	100.000

PROPOSAL 2

To approve an amended and restated management contract between Fidelity Freedom® 2060 Fund and FMR Co., Inc. (FMRC).

	# of Votes	% of Votes
Affirmative	28,199,563.81	79.727
Against	2,245,306.30	6.349
Abstain	2,904,387.30	8.211
Broker Non - Votes	2,020,954.26	5.713
TOTAL	35,370,211.67	100.000

FF-ANN-0517
1.702316.119

Fidelity Freedom K® Funds - Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050, 2055, 2060 Annual Report March 31, 2017

Contents

Performance
Management's Discussion of Fund Performance
Fidelity Freedom K® Income Fund
Investment Summary
Investments
Financial Statements
Fidelity Freedom K® 2005 Fund
Investment Summary
Investments
Financial Statements
Fidelity Freedom K® 2010 Fund
Investment Summary
Investments
Financial Statements
Fidelity Freedom K® 2015 Fund
Investment Summary
Investments
Financial Statements
Fidelity Freedom K® 2020 Fund
Investment Summary
Investments
Financial Statements
Fidelity Freedom K® 2025 Fund
Investment Summary
Investments
Financial Statements
Fidelity Freedom K® 2030 Fund
Investment Summary
Investments
Financial Statements
Fidelity Freedom K® 2035 Fund
Investment Summary
Investments
Financial Statements
Fidelity Freedom K® 2040 Fund
Investment Summary
Investments
Financial Statements
Fidelity Freedom K® 2045 Fund
Investment Summary
Investments
Financial Statements
Fidelity Freedom K® 2050 Fund
Investment Summary
Investments
Financial Statements
Fidelity Freedom K® 2055 Fund
Investment Summary
Investments
Financial Statements
Fidelity Freedom K® 2060 Fund
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity Freedom K® Income Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2017	Past 1 year	Past 5 years	Life of fundA
Fidelity Freedom K® Income Fund	6.13%	3.77%	5.43%

 A From July 2, 2009

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom K® Income Fund on July 2, 2009, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$15,062	Fidelity Freedom K® Income Fund
$13,407	Bloomberg Barclays U.S. Aggregate Bond Index

Effective August 24, 2016, all Barclays benchmark indices were co-branded as the Bloomberg Barclays Indices for a period of five years.

Fidelity Freedom K® 2005 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2017	Past 1 year	Past 5 years	Life of fundA
Fidelity Freedom K® 2005 Fund	7.97%	4.93%	7.33%

 A From July 2, 2009

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom K® 2005 Fund on July 2, 2009, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$17,298	Fidelity Freedom K® 2005 Fund
$13,407	Bloomberg Barclays U.S. Aggregate Bond Index

Effective August 24, 2016, all Barclays benchmark indices were co-branded as the Bloomberg Barclays Indices for a period of five years.

Fidelity Freedom K® 2010 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2017	Past 1 year	Past 5 years	Life of fundA
Fidelity Freedom K® 2010 Fund	9.29%	5.90%	8.32%

 A From July 2, 2009

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom K® 2010 Fund on July 2, 2009, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$18,580	Fidelity Freedom K® 2010 Fund
$13,407	Bloomberg Barclays U.S. Aggregate Bond Index

Effective August 24, 2016, all Barclays benchmark indices were co-branded as the Bloomberg Barclays Indices for a period of five years.

Fidelity Freedom K® 2015 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2017	Past 1 year	Past 5 years	Life of fundA
Fidelity Freedom K® 2015 Fund	10.69%	6.36%	8.73%

 A From July 2, 2009

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom K® 2015 Fund on July 2, 2009, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$19,134	Fidelity Freedom K® 2015 Fund
$31,045	S&P 500® Index

Fidelity Freedom K® 2020 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2017	Past 1 year	Past 5 years	Life of fundA
Fidelity Freedom K® 2020 Fund	11.65%	6.81%	9.50%

 A From July 2, 2009

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom K® 2020 Fund on July 2, 2009, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$20,204	Fidelity Freedom K® 2020 Fund
$31,045	S&P 500® Index

Fidelity Freedom K® 2025 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2017	Past 1 year	Past 5 years	Life of fundA
Fidelity Freedom K® 2025 Fund	12.49%	7.62%	10.27%

 A From July 2, 2009

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom K® 2025 Fund on July 2, 2009, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$21,328	Fidelity Freedom K® 2025 Fund
$31,045	S&P 500® Index

Fidelity Freedom K® 2030 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2017	Past 1 year	Past 5 years	Life of fundA
Fidelity Freedom K® 2030 Fund	14.66%	8.23%	10.84%

 A From July 2, 2009

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom K® 2030 Fund on July 2, 2009, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$22,196	Fidelity Freedom K® 2030 Fund
$31,045	S&P 500® Index

Fidelity Freedom K® 2035 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2017	Past 1 year	Past 5 years	Life of fundA
Fidelity Freedom K® 2035 Fund	16.25%	8.89%	11.36%

 A From July 2, 2009

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom K® 2035 Fund on July 2, 2009, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$23,024	Fidelity Freedom K® 2035 Fund
$31,045	S&P 500® Index

Fidelity Freedom K® 2040 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2017	Past 1 year	Past 5 years	Life of fundA
Fidelity Freedom K® 2040 Fund	16.22%	8.96%	11.48%

 A From July 2, 2009

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom K® 2040 Fund on July 2, 2009, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$23,215	Fidelity Freedom K® 2040 Fund
$31,045	S&P 500® Index

Fidelity Freedom K® 2045 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2017	Past 1 year	Past 5 years	Life of fundA
Fidelity Freedom K® 2045 Fund	16.22%	9.08%	11.60%

 A From July 2, 2009

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom K® 2045 Fund on July 2, 2009, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$23,419	Fidelity Freedom K® 2045 Fund
$31,045	S&P 500® Index

Fidelity Freedom K® 2050 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2017	Past 1 year	Past 5 years	Life of fundA
Fidelity Freedom K® 2050 Fund	16.21%	9.09%	11.65%

 A From July 2, 2009

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom K® 2050 Fund on July 2, 2009, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$23,500	Fidelity Freedom K® 2050 Fund
$31,045	S&P 500® Index

Fidelity Freedom K® 2055 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2017	Past 1 year	Past 5 years	Life of fundA
Fidelity Freedom K® 2055 Fund	16.21%	9.23%	7.95%

 A From June 1, 2011

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom K® 2055 Fund on June 1, 2011, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$15,624	Fidelity Freedom K® 2055 Fund
$20,369	S&P 500® Index

Fidelity Freedom K® 2060 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2017	Past 1 year	Life of fundA
Fidelity Freedom K® 2060 Fund	16.19%	6.75%

 A From August 5, 2014

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom K® 2060 Fund on August 5, 2014, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$11,894	Fidelity Freedom K® 2060 Fund
$13,024	S&P 500® Index

Management's Discussion of Fund Performance

Market Recap:  Despite bouts of volatility, the MSCI ACWI (All Country World Index) Index of global equities gained 15.52% for the year ending March 31, 2017, surging from November onward on renewed optimism for economic growth before leveling off in March. Earlier on, sentiment had been bolstered by U.S. economic strength, a global rally in energy and other stimuli that helped establish the uptrend. Markets tumbled briefly after Brexit – the U.K.’s June vote to exit the European Union. Later, in response to President Trump’s surprise victory in November, U.S. stocks hit a series of all-time highs on expectations for reflation and fiscal stimulus. Non-U.S. markets responded similarly.

Globally, small-cap stocks bested large-caps, although this trend was reversed for the first quarter of 2017. Similarly, value- outperformed growth-oriented stocks across all market capitalizations for the full year, despite a first-quarter 2017 reversal. Regionally within the MSCI ACWI, emerging markets (+18%) and Canada (+16%) benefited from rising commodity prices. The U.S. (+17%) also outperformed, as noted. Japan (+15%) lagged the rest of the Asia Pacific group (+18%). Meanwhile, Europe (+12%) and the U.K. (+6%) battled Brexit stress for much of the year.

Among sectors, materials (+26%) was helped by promises of increased U.S. infrastructure spending plus a cyclical rebound in commodity prices that also buoyed industrials (+16%) and energy (+16%). Financials (+26%) rode an uptick in interest rates and a late rally in banks. Similarly, technology (+25%) rose on expectations of higher enterprise IT spending. Conversely, telecom services (+1%), consumer staples (+5%) and utilities (+5%) lagged as an improved backdrop for riskier assets curbed demand for dividend-rich sectors; real estate (+4%) faced the additional concern of potential future interest rate hikes. Health care (+9%) was hampered by political and regulatory uncertainty.

In fixed income, the Bloomberg Barclays U.S. Aggregate Bond Index returned 0.44%. Yields rallied in reaction to Trump’s potentially stimulative and inflationary economic agenda, as well as the U.S. Federal Reserve’s December rate hike. Within the Bloomberg Barclays index, spread sectors outperformed Treasuries, led by corporate credit. Outside the index, riskier, non-core fixed-income segments such as emerging-markets and U.S. high-yield debt rose strongly; inflation-protected securities also outperformed.

Comments from Co-Managers Andrew Dierdorf and Brett Sumsion:  For the 12 months ending March 31, 2017, each Freedom K Fund posted a positive return, ranging from 6% for Freedom K Income Fund to about 16% for Freedom K 2035 Fund and longer-dated Funds. Each Fund bested its respective Composite index by roughly 1 to 2 percentage points. Versus Composites, asset allocation added substantial value for the year, most notably from underweighting the investment-grade debt asset class and overweighting emerging-markets equity. Allocations to high-yield debt also helped, offset somewhat by allocations to commodity securities that, despite a positive result, underperformed most Composites and thus generally detracted for the year. Selection effects from underlying holdings were mixed across Funds. At the individual-investment level, Fidelity® Series Investment Grade Bond Fund led the Bloomberg Barclays U.S. Aggregate Bond Index by 2 percentage points. Fidelity®Series Emerging Markets Fund topped its fund-level benchmark by 4 percentage points. Conversely, our small- and mid-cap U.S. equity investments, in aggregate, undermined much of the positive selection effect from the Fund’s large-cap growth investments. That said, it was our non-U.S. equity investments that cost the most this year. Here, Fidelity Series International Value Fund lagged its fund-level benchmark by roughly 7 percentage points.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Note to shareholders:  Shareholders of Fidelity Freedom K® Funds have approved a new pricing structure proposal put forward by the Board of Trustees that reduces the overall expenses that Freedom K Fund shareholders pay (relative to the funds' expenses as of March 31, 2016), and provide for less fluctuation in fund expenses. Under the new structure, each Freedom K Fund will charge shareholders for all of its operating expenses directly, and most expenses that are currently charged by the underlying funds in which the Freedom Funds invest will be eliminated. In addition, each Freedom K Fund is expected to merge into a newly launched K Class associated with the Fidelity Freedom Fund product line.

Fidelity Freedom K® Income Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Series Investment Grade Bond Fund Class F	37.5	37.5
Fidelity Series Government Money Market Fund Class F 0.58%	21.0	17.2
Fidelity Series Short-Term Credit Fund Class F	7.0	9.1
Fidelity Series Emerging Markets Fund Class F	4.7	4.9
Fidelity Series Inflation-Protected Bond Index Fund Class F	3.8	3.9
Fidelity Series International Value Fund Class F	2.7	2.5
Fidelity Series International Growth Fund Class F	2.6	2.4
Fidelity Series Equity-Income Fund Class F	2.5	2.5
Fidelity Series Growth Company Fund Class F	2.1	2.2
Fidelity Series Stock Selector Large Cap Value Fund Class F	1.8	1.7
	85.7	83.9

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	17.1%
International Equity Funds	10.6%
Bond Funds	44.3%
Short-Term Funds	28.0%

Six months ago
Domestic Equity Funds	17.4%
International Equity Funds	10.4%
Bond Funds	45.9%
Short-Term Funds	26.3%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom K® Income Fund

Investments March 31, 2017

Showing Percentage of Net Assets

Domestic Equity Funds - 17.1%
	Shares	Value
Fidelity Series 100 Index Fund Class F (a)	559,766	$8,625,992
Fidelity Series 1000 Value Index Fund Class F (a)	876,357	10,542,576
Fidelity Series All-Sector Equity Fund Class F (a)	1,314,201	16,269,814
Fidelity Series Blue Chip Growth Fund Class F (a)	1,302,558	16,607,618
Fidelity Series Commodity Strategy Fund Class F (a)(b)	5,097,361	27,270,884
Fidelity Series Equity-Income Fund Class F (a)	3,016,122	39,722,327
Fidelity Series Growth & Income Fund Class F (a)	1,900,161	27,970,369
Fidelity Series Growth Company Fund Class F (a)	2,228,906	32,854,072
Fidelity Series Intrinsic Opportunities Fund Class F (a)	1,614,057	25,954,044
Fidelity Series Opportunistic Insights Fund Class F (a)	1,125,567	18,211,667
Fidelity Series Real Estate Equity Fund Class F (a)	259,214	3,372,375
Fidelity Series Small Cap Discovery Fund Class F (a)	431,784	4,978,473
Fidelity Series Small Cap Opportunities Fund Class F (a)	1,037,766	14,881,566
Fidelity Series Stock Selector Large Cap Value Fund Class F (a)	2,219,311	28,318,412
TOTAL DOMESTIC EQUITY FUNDS
(Cost $217,304,837)		275,580,189

International Equity Funds - 10.6%
Fidelity Series Emerging Markets Fund Class F (a)	4,195,773	75,146,289
Fidelity Series International Growth Fund Class F (a)	3,027,890	42,481,297
Fidelity Series International Small Cap Fund Class F (a)	606,698	9,331,014
Fidelity Series International Value Fund Class F (a)	4,376,996	42,544,398
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $142,973,553)		169,502,998

Bond Funds - 44.3%
Fidelity Series Emerging Markets Debt Fund Class F (a)	1,188,292	12,156,226
Fidelity Series Floating Rate High Income Fund Class F (a)	417,692	3,972,250
Fidelity Series High Income Fund Class F (a)	2,514,573	24,165,043
Fidelity Series Inflation-Protected Bond Index Fund Class F (a)	6,159,995	60,922,354
Fidelity Series Investment Grade Bond Fund Class F (a)	53,992,863	603,100,277
Fidelity Series Long-Term Treasury Bond Index Fund Class F (a)	68,938	587,354
Fidelity Series Real Estate Income Fund Class F (a)	698,574	7,761,153
TOTAL BOND FUNDS
(Cost $720,708,735)		712,664,657

Short-Term Funds - 28.0%
Fidelity Series Government Money Market Fund Class F 0.58% (a)(c)	337,532,069	337,532,069
Fidelity Series Short-Term Credit Fund Class F (a)	11,245,030	112,112,947
TOTAL SHORT-TERM FUNDS
(Cost $449,756,858)		449,645,016
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $1,530,743,983)		1,607,392,860
NET OTHER ASSETS (LIABILITIES) - 0.0%		(63,231)
NET ASSETS - 100%		$1,607,329,629

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Investments Money Market Portfolio Class F	$276,274,522	$6,540,150	$282,814,671	$120,851	$--
Fidelity Series 100 Index Fund Class F	10,218,688	1,118,741	4,015,402	208,542	8,625,992
Fidelity Series 1000 Value Index Fund Class F	5,755,491	6,104,313	2,387,251	180,258	10,542,576
Fidelity Series All-Sector Equity Fund Class F	32,219,875	5,219,309	21,947,999	264,538	16,269,814
Fidelity Series Blue Chip Growth Fund Class F	22,358,615	1,996,085	10,814,958	89,942	16,607,618
Fidelity Series Commodity Strategy Fund Class F	20,547,294	9,804,131	4,786,466	--	27,270,884
Fidelity Series Emerging Markets Debt Fund Class F	10,478,636	2,566,643	1,708,880	701,777	12,156,226
Fidelity Series Emerging Markets Fund Class F	73,837,094	6,744,180	19,469,732	1,033,163	75,146,289
Fidelity Series Equity-Income Fund Class F	43,310,394	5,146,188	14,665,670	975,191	39,722,327
Fidelity Series Floating Rate High Income Fund Class F	4,130,496	509,272	909,510	191,042	3,972,250
Fidelity Series Government Money Market Fund Class F 0.58%	--	379,873,161	42,341,091	864,332	337,532,069
Fidelity Series Growth & Income Fund Class F	33,192,987	3,239,437	13,800,635	616,005	27,970,369
Fidelity Series Growth Company Fund Class F	39,671,524	1,492,754	15,152,944	91,041	32,854,072
Fidelity Series High Income Fund Class F	50,114,236	3,050,800	33,938,808	2,543,450	24,165,043
Fidelity Series Inflation-Protected Bond Index Fund Class F	62,930,647	8,933,594	10,927,301	100,663	60,922,354
Fidelity Series International Growth Fund Class F	33,969,127	15,749,572	9,164,926	552,487	42,481,297
Fidelity Series International Small Cap Fund Class F	8,529,848	3,236,687	2,607,006	109,929	9,331,014
Fidelity Series International Value Fund Class F	33,703,165	15,190,360	8,805,479	1,042,838	42,544,398
Fidelity Series Intrinsic Opportunities Fund Class F	25,731,101	2,264,053	5,380,030	372,219	25,954,044
Fidelity Series Investment Grade Bond Fund Class F	647,884,228	83,722,858	120,903,297	16,954,361	603,100,277
Fidelity Series Long-Term Treasury Bond Index Fund Class F	--	737,505	46,490	10,124	587,354
Fidelity Series Opportunistic Insights Fund Class F	21,569,666	2,150,258	7,565,728	35,431	18,211,667
Fidelity Series Real Estate Equity Fund Class F	3,978,373	698,529	1,017,388	71,197	3,372,375
Fidelity Series Real Estate Income Fund Class F	8,081,761	1,324,662	1,813,187	410,315	7,761,153
Fidelity Series Short-Term Credit Fund Class F	148,850,113	20,194,043	56,622,733	1,721,868	112,112,947
Fidelity Series Small Cap Discovery Fund Class F	5,586,013	492,985	1,907,142	35,420	4,978,473
Fidelity Series Small Cap Opportunities Fund Class F	17,349,348	1,501,556	6,702,333	107,436	14,881,566
Fidelity Series Stock Selector Large Cap Value Fund Class F	28,683,670	4,102,462	8,635,504	450,051	28,318,412
Total	$1,668,956,912	$593,704,288	$710,852,561	$29,854,471	$1,607,392,860

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom K® Income Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2017
Assets
Investment in securities, at value (cost $1,530,743,983) — See accompanying schedule		$1,607,392,860
Receivable for investments sold		16,792,535
Receivable for fund shares sold		1,551,321
Total assets		1,625,736,716
Liabilities
Payable for investments purchased	$3,058,655
Payable for fund shares redeemed	15,285,013
Transfer agent fees payable	63,419
Total liabilities		18,407,087
Net Assets		$1,607,329,629
Net Assets consist of:
Paid in capital		$1,520,638,417
Undistributed net investment income		2,190,449
Accumulated undistributed net realized gain (loss) on investments		7,851,886
Net unrealized appreciation (depreciation) on investments		76,648,877
Net Assets, for 135,251,688 shares outstanding		$1,607,329,629
Net Asset Value, offering price and redemption price per share ($1,607,329,629 ÷ 135,251,688 shares)		$11.88

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2017
Investment Income
Income distributions from underlying funds		$29,854,471
Expenses
Transfer agent fees	$781,439
Independent trustees' fees and expenses	7,203
Total expenses		788,642
Net investment income (loss)		29,065,829
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	8,449,526
Capital gain distributions from underlying funds	13,927,968
Total net realized gain (loss)		22,377,494
Change in net unrealized appreciation (depreciation) on underlying funds		47,134,684
Net gain (loss)		69,512,178
Net increase (decrease) in net assets resulting from operations		$98,578,007

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2017	Year ended March 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$29,065,829	$34,325,665
Net realized gain (loss)	22,377,494	20,776,931
Change in net unrealized appreciation (depreciation)	47,134,684	(64,108,598)
Net increase (decrease) in net assets resulting from operations	98,578,007	(9,006,002)
Distributions to shareholders from net investment income	(29,191,933)	(34,945,993)
Distributions to shareholders from net realized gain	(16,896,041)	(36,668,261)
Total distributions	(46,087,974)	(71,614,254)
Share transactions
Proceeds from sales of shares	492,111,272	430,129,000
Reinvestment of distributions	46,087,974	71,614,254
Cost of shares redeemed	(652,243,575)	(759,555,039)
Net increase (decrease) in net assets resulting from share transactions	(114,044,329)	(257,811,785)
Total increase (decrease) in net assets	(61,554,296)	(338,432,041)
Net Assets
Beginning of period	1,668,883,925	2,007,315,966
End of period	$1,607,329,629	$1,668,883,925
Other Information
Undistributed net investment income end of period	$2,190,449	$2,316,553
Shares
Sold	42,040,648	37,030,344
Issued in reinvestment of distributions	3,967,452	6,161,179
Redeemed	(55,738,983)	(65,298,695)
Net increase (decrease)	(9,730,883)	(22,107,172)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Freedom K Income Fund

Years ended March 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$11.51	$12.01	$12.09	$11.88	$11.66
Income from Investment Operations
Net investment income (loss)A	.20	.22	.22	.17	.16
Net realized and unrealized gain (loss)	.50	(.26)	.28	.31	.39
Total from investment operations	.70	(.04)	.50	.48	.55
Distributions from net investment income	(.21)	(.23)	(.21)	(.16)	(.16)
Distributions from net realized gain	(.12)	(.23)	(.37)	(.10)	(.17)
Total distributions	(.33)	(.46)	(.58)	(.27)B	(.33)
Net asset value, end of period	$11.88	$11.51	$12.01	$12.09	$11.88
Total Return	6.13%	(.30)%	4.28%	4.07%	4.77%
Ratios to Average Net AssetsC,D
Expenses before reductions	.05%	.05%	.05%	.05%	.05%
Expenses net of fee waivers, if any	.05%	.05%	.05%	.05%	.05%
Expenses net of all reductions	.05%	.05%	.05%	.05%	.05%
Net investment income (loss)	1.75%	1.92%	1.83%	1.41%	1.37%
Supplemental Data
Net assets, end of period (000 omitted)	$1,607,330	$1,668,884	$2,007,316	$1,510,603	$1,565,723
Portfolio turnover rateC	36%	23%	32%E	40%	17%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.27 per share is comprised of distributions from net investment income of $.164 and distributions from net realized gain of $.102 per share.

 C Amounts do not include the activity of the Underlying Funds.

 D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 E The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom K® 2005 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Series Investment Grade Bond Fund Class F	33.7	33.3
Fidelity Series Government Money Market Fund Class F 0.58%	15.9	12.5
Fidelity Series Emerging Markets Fund Class F	5.7	6.0
Fidelity Series Short-Term Credit Fund Class F	5.3	6.6
Fidelity Series International Value Fund Class F	3.8	3.7
Fidelity Series International Growth Fund Class F	3.7	3.7
Fidelity Series Equity-Income Fund Class F	3.7	3.8
Fidelity Series Inflation-Protected Bond Index Fund Class F	3.3	3.5
Fidelity Series Growth Company Fund Class F	3.0	3.3
Fidelity Series Stock Selector Large Cap Value Fund Class F	2.6	2.5
	80.7	78.9

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	24.7%
International Equity Funds	14.0%
Bond Funds	40.1%
Short-Term Funds	21.2%

Six months ago
Domestic Equity Funds	25.6%
International Equity Funds	14.2%
Bond Funds	41.1%
Short-Term Funds	19.1%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom K® 2005 Fund

Investments March 31, 2017

Showing Percentage of Net Assets

Domestic Equity Funds - 24.7%
	Shares	Value
Fidelity Series 100 Index Fund Class F (a)	209,891	$3,234,426
Fidelity Series 1000 Value Index Fund Class F (a)	328,688	3,954,113
Fidelity Series All-Sector Equity Fund Class F (a)	492,774	6,100,538
Fidelity Series Blue Chip Growth Fund Class F (a)	488,205	6,224,609
Fidelity Series Commodity Strategy Fund Class F (a)(b)	1,268,419	6,786,042
Fidelity Series Equity-Income Fund Class F (a)	1,131,340	14,899,753
Fidelity Series Growth & Income Fund Class F (a)	712,645	10,490,136
Fidelity Series Growth Company Fund Class F (a)	835,327	12,312,715
Fidelity Series Intrinsic Opportunities Fund Class F (a)	612,599	9,850,585
Fidelity Series Opportunistic Insights Fund Class F (a)	421,968	6,827,445
Fidelity Series Real Estate Equity Fund Class F (a)	96,613	1,256,933
Fidelity Series Small Cap Discovery Fund Class F (a)	161,954	1,867,333
Fidelity Series Small Cap Opportunities Fund Class F (a)	389,054	5,579,032
Fidelity Series Stock Selector Large Cap Value Fund Class F (a)	832,491	10,622,583
TOTAL DOMESTIC EQUITY FUNDS
(Cost $77,745,387)		100,006,243

International Equity Funds - 14.0%
Fidelity Series Emerging Markets Fund Class F (a)	1,281,536	22,952,301
Fidelity Series International Growth Fund Class F (a)	1,080,537	15,159,930
Fidelity Series International Small Cap Fund Class F (a)	220,332	3,388,703
Fidelity Series International Value Fund Class F (a)	1,561,927	15,181,929
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $46,935,087)		56,682,863

Bond Funds - 40.1%
Fidelity Series Emerging Markets Debt Fund Class F (a)	297,108	3,039,411
Fidelity Series Floating Rate High Income Fund Class F (a)	104,992	998,472
Fidelity Series High Income Fund Class F (a)	635,952	6,111,498
Fidelity Series Inflation-Protected Bond Index Fund Class F (a)	1,356,204	13,412,859
Fidelity Series Investment Grade Bond Fund Class F (a)	12,198,699	136,259,465
Fidelity Series Long-Term Treasury Bond Index Fund Class F (a)	16,329	139,123
Fidelity Series Real Estate Income Fund Class F (a)	175,901	1,954,263
TOTAL BOND FUNDS
(Cost $164,034,753)		161,915,091

Short-Term Funds - 21.2%
Fidelity Series Government Money Market Fund Class F 0.58% (a)(c)	64,415,923	64,415,923
Fidelity Series Short-Term Credit Fund Class F (a)	2,143,661	21,372,304
TOTAL SHORT-TERM FUNDS
(Cost $85,818,264)		85,788,227
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $374,533,491)		404,392,424
NET OTHER ASSETS (LIABILITIES) - 0.0%		(16,166)
NET ASSETS - 100%		$404,376,258

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Investments Money Market Portfolio Class F	$47,441,367	$1,314,063	$48,755,427	$20,432	$--
Fidelity Series 100 Index Fund Class F	3,866,478	685,439	1,813,452	78,669	3,234,426
Fidelity Series 1000 Value Index Fund Class F	2,177,699	2,648,344	1,279,626	68,892	3,954,113
Fidelity Series All-Sector Equity Fund Class F	12,192,115	2,488,399	8,882,804	99,790	6,100,538
Fidelity Series Blue Chip Growth Fund Class F	8,461,024	1,370,166	4,789,186	34,788	6,224,609
Fidelity Series Commodity Strategy Fund Class F	5,142,672	2,972,014	1,762,882	--	6,786,042
Fidelity Series Emerging Markets Debt Fund Class F	2,628,093	803,051	594,826	175,953	3,039,411
Fidelity Series Emerging Markets Fund Class F	22,876,423	3,662,946	7,987,430	316,714	22,952,301
Fidelity Series Equity-Income Fund Class F	16,387,413	3,293,483	7,030,629	368,385	14,899,753
Fidelity Series Floating Rate High Income Fund Class F	1,043,112	193,644	298,636	47,998	998,472
Fidelity Series Government Money Market Fund Class F 0.58%	--	73,737,955	9,322,028	159,298	64,415,923
Fidelity Series Growth & Income Fund Class F	12,558,621	2,155,650	6,255,632	231,998	10,490,136
Fidelity Series Growth Company Fund Class F	14,955,602	866,697	6,102,155	34,310	12,312,715
Fidelity Series High Income Fund Class F	12,459,563	934,385	8,477,246	620,864	6,111,498
Fidelity Series Inflation-Protected Bond Index Fund Class F	13,841,584	3,158,369	3,584,532	22,234	13,412,859
Fidelity Series International Growth Fund Class F	14,098,754	5,054,604	4,753,773	205,922	15,159,930
Fidelity Series International Small Cap Fund Class F	3,474,793	1,176,168	1,338,438	41,629	3,388,703
Fidelity Series International Value Fund Class F	13,990,554	4,896,521	4,638,064	388,666	15,181,929
Fidelity Series Intrinsic Opportunities Fund Class F	9,554,408	1,632,153	2,615,522	142,603	9,850,585
Fidelity Series Investment Grade Bond Fund Class F	144,290,219	31,607,327	37,912,577	3,780,425	136,259,465
Fidelity Series Long-Term Treasury Bond Index Fund Class F	--	164,149	1,272	2,334	139,123
Fidelity Series Opportunistic Insights Fund Class F	8,161,330	1,392,211	3,513,789	13,364	6,827,445
Fidelity Series Real Estate Equity Fund Class F	1,505,283	356,278	495,627	26,885	1,256,933
Fidelity Series Real Estate Income Fund Class F	2,045,888	465,190	597,507	103,603	1,954,263
Fidelity Series Short-Term Credit Fund Class F	25,534,104	7,558,961	11,660,586	312,913	21,372,304
Fidelity Series Small Cap Discovery Fund Class F	2,132,879	340,704	911,652	12,935	1,867,333
Fidelity Series Small Cap Opportunities Fund Class F	6,564,448	1,041,521	3,073,112	41,428	5,579,032
Fidelity Series Stock Selector Large Cap Value Fund Class F	10,852,061	2,503,643	4,315,974	170,611	10,622,583
Total	$418,236,487	$158,474,035	$192,764,384	$7,523,643	$404,392,424

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom K® 2005 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2017
Assets
Investment in securities, at value (cost $374,533,491) — See accompanying schedule		$404,392,424
Receivable for investments sold		10,339,604
Receivable for fund shares sold		378,915
Total assets		415,110,943
Liabilities
Payable for fund shares redeemed	$10,718,529
Transfer agent fees payable	16,156
Total liabilities		10,734,685
Net Assets		$404,376,258
Net Assets consist of:
Paid in capital		$370,006,982
Undistributed net investment income		1,333,799
Accumulated undistributed net realized gain (loss) on investments		3,176,544
Net unrealized appreciation (depreciation) on investments		29,858,933
Net Assets, for 30,909,403 shares outstanding		$404,376,258
Net Asset Value, offering price and redemption price per share ($404,376,258 ÷ 30,909,403 shares)		$13.08

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2017
Investment Income
Income distributions from underlying funds		$7,523,643
Expenses
Transfer agent fees	$196,473
Independent trustees' fees and expenses	1,808
Total expenses		198,281
Net investment income (loss)		7,325,362
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	3,549,611
Capital gain distributions from underlying funds	4,088,281
Total net realized gain (loss)		7,637,892
Change in net unrealized appreciation (depreciation) on underlying funds		16,896,661
Net gain (loss)		24,534,553
Net increase (decrease) in net assets resulting from operations		$31,859,915

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2017	Year ended March 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,325,362	$8,453,948
Net realized gain (loss)	7,637,892	7,865,184
Change in net unrealized appreciation (depreciation)	16,896,661	(21,012,911)
Net increase (decrease) in net assets resulting from operations	31,859,915	(4,693,779)
Distributions to shareholders from net investment income	(7,690,644)	(8,122,380)
Distributions to shareholders from net realized gain	(6,354,557)	(11,743,720)
Total distributions	(14,045,201)	(19,866,100)
Share transactions
Proceeds from sales of shares	147,163,260	132,374,912
Reinvestment of distributions	14,045,201	19,866,100
Cost of shares redeemed	(192,865,968)	(180,036,215)
Net increase (decrease) in net assets resulting from share transactions	(31,657,507)	(27,795,203)
Total increase (decrease) in net assets	(13,842,793)	(52,355,082)
Net Assets
Beginning of period	418,219,051	470,574,133
End of period	$404,376,258	$418,219,051
Other Information
Undistributed net investment income end of period	$1,333,799	$1,699,081
Shares
Sold	11,518,878	10,374,456
Issued in reinvestment of distributions	1,118,292	1,559,466
Redeemed	(15,066,774)	(14,132,251)
Net increase (decrease)	(2,429,604)	(2,198,329)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Freedom K 2005 Fund

Years ended March 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$12.54	$13.24	$13.62	$13.00	$12.65
Income from Investment Operations
Net investment income (loss)A	.22	.25	.24	.19	.19
Net realized and unrealized gain (loss)	.76	(.37)	.44	.64	.56
Total from investment operations	.98	(.12)	.68	.83	.75
Distributions from net investment income	(.24)	(.24)	(.41)	(.03)	(.18)
Distributions from net realized gain	(.20)	(.34)	(.66)	(.19)	(.21)
Total distributions	(.44)	(.58)	(1.06)B	(.21)C	(.40)D
Net asset value, end of period	$13.08	$12.54	$13.24	$13.62	$13.00
Total Return	7.97%	(.94)%	5.33%	6.48%	6.03%
Ratios to Average Net AssetsE,F
Expenses before reductions	.05%	.05%	.05%	.05%	.05%
Expenses net of fee waivers, if any	.05%	.05%	.05%	.05%	.05%
Expenses net of all reductions	.05%	.05%	.05%	.05%	.05%
Net investment income (loss)	1.75%	1.93%	1.85%	1.42%	1.46%
Supplemental Data
Net assets, end of period (000 omitted)	$404,376	$418,219	$470,574	$486,980	$496,064
Portfolio turnover rateE	38%	27%	34%	55%	29%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.06 per share is comprised of distributions from net investment income of $.406 and distributions from net realized gain of $.658 per share.

 C Total distributions of $.21 per share is comprised of distributions from net investment income of $.026 and distributions from net realized gain of $.185 per share.

 D Total distributions of $.40 per share is comprised of distributions from net investment income of $.182 and distributions from net realized gain of $.213 per share.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom K® 2010 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Series Investment Grade Bond Fund Class F	30.3	29.8
Fidelity Series Government Money Market Fund Class F 0.58%	12.2	9.1
Fidelity Series Emerging Markets Fund Class F	6.5	6.9
Fidelity Series Equity-Income Fund Class F	4.7	4.8
Fidelity Series International Value Fund Class F	4.7	4.6
Fidelity Series International Growth Fund Class F	4.7	4.6
Fidelity Series Short-Term Credit Fund Class F	4.0	4.8
Fidelity Series Growth Company Fund Class F	3.9	4.2
Fidelity Series Stock Selector Large Cap Value Fund Class F	3.3	3.1
Fidelity Series Growth & Income Fund Class F	3.3	3.6
	77.6	75.5

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	30.9%
International Equity Funds	16.9%
Bond Funds	36.0%
Short-Term Funds	16.2%

Six months ago
Domestic Equity Funds	31.9%
International Equity Funds	17.1%
Bond Funds	37.1%
Short-Term Funds	13.9%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom K® 2010 Fund

Investments March 31, 2017

Showing Percentage of Net Assets

Domestic Equity Funds - 30.9%
	Shares	Value
Fidelity Series 100 Index Fund Class F (a)	1,728,336	$26,633,654
Fidelity Series 1000 Value Index Fund Class F (a)	2,706,102	32,554,408
Fidelity Series All-Sector Equity Fund Class F (a)	4,057,282	50,229,152
Fidelity Series Blue Chip Growth Fund Class F (a)	4,020,280	51,258,571
Fidelity Series Commodity Strategy Fund Class F (a)(b)	7,936,858	42,462,190
Fidelity Series Equity-Income Fund Class F (a)	9,312,877	122,650,584
Fidelity Series Growth & Income Fund Class F (a)	5,866,889	86,360,609
Fidelity Series Growth Company Fund Class F (a)	6,880,185	101,413,924
Fidelity Series Intrinsic Opportunities Fund Class F (a)	4,961,789	79,785,564
Fidelity Series Opportunistic Insights Fund Class F (a)	3,474,394	56,215,690
Fidelity Series Real Estate Equity Fund Class F (a)	789,389	10,269,955
Fidelity Series Small Cap Discovery Fund Class F (a)	1,333,259	15,372,473
Fidelity Series Small Cap Opportunities Fund Class F (a)	3,177,624	45,567,134
Fidelity Series Stock Selector Large Cap Value Fund Class F (a)	6,850,908	87,417,586
TOTAL DOMESTIC EQUITY FUNDS
(Cost $613,706,488)		808,191,494

International Equity Funds - 16.9%
Fidelity Series Emerging Markets Fund Class F (a)	9,590,279	171,761,902
Fidelity Series International Growth Fund Class F (a)	8,704,506	122,124,216
Fidelity Series International Small Cap Fund Class F (a)	1,786,067	27,469,707
Fidelity Series International Value Fund Class F (a)	12,583,205	122,308,749
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $356,675,699)		443,664,574

Bond Funds - 36.0%
Fidelity Series Emerging Markets Debt Fund Class F (a)	1,897,920	19,415,725
Fidelity Series Floating Rate High Income Fund Class F (a)	679,894	6,465,788
Fidelity Series High Income Fund Class F (a)	4,132,587	39,714,163
Fidelity Series Inflation-Protected Bond Index Fund Class F (a)	7,103,887	70,257,444
Fidelity Series Investment Grade Bond Fund Class F (a)	71,010,676	793,189,245
Fidelity Series Long-Term Treasury Bond Index Fund Class F (a)	90,800	773,613
Fidelity Series Real Estate Income Fund Class F (a)	1,153,728	12,817,921
TOTAL BOND FUNDS
(Cost $953,562,727)		942,633,899

Short-Term Funds - 16.2%
Fidelity Series Government Money Market Fund Class F 0.58% (a)(c)	319,560,192	319,560,192
Fidelity Series Short-Term Credit Fund Class F (a)	10,627,458	105,955,753
TOTAL SHORT-TERM FUNDS
(Cost $425,694,383)		425,515,945
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $2,349,639,297)		2,620,005,912
NET OTHER ASSETS (LIABILITIES) - 0.0%		(104,221)
NET ASSETS - 100%		$2,619,901,691

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Investments Money Market Portfolio Class F	$229,786,383	$17,582,697	$247,369,081	$102,712	$--
Fidelity Series 100 Index Fund Class F	33,618,144	1,558,112	12,654,181	649,927	26,633,654
Fidelity Series 1000 Value Index Fund Class F	18,934,382	18,520,999	8,342,483	563,381	32,554,408
Fidelity Series All-Sector Equity Fund Class F	105,999,010	11,956,024	70,363,139	824,260	50,229,152
Fidelity Series Blue Chip Growth Fund Class F	73,553,572	2,704,186	34,671,984	281,960	51,258,571
Fidelity Series Commodity Strategy Fund Class F	36,321,322	12,131,415	8,917,547	--	42,462,190
Fidelity Series Emerging Markets Debt Fund Class F	18,470,330	3,368,442	3,820,643	1,162,859	19,415,725
Fidelity Series Emerging Markets Fund Class F	184,968,826	6,751,234	53,299,952	2,397,284	171,761,902
Fidelity Series Equity-Income Fund Class F	142,482,732	9,155,514	47,724,458	3,095,989	122,650,584
Fidelity Series Floating Rate High Income Fund Class F	7,207,962	553,819	1,703,647	316,826	6,465,788
Fidelity Series Government Money Market Fund Class F 0.58%	--	364,249,287	44,689,095	784,370	319,560,192
Fidelity Series Growth & Income Fund Class F	109,195,299	4,649,236	44,383,320	1,969,849	86,360,609
Fidelity Series Growth Company Fund Class F	130,493,734	3,420,704	54,239,970	283,844	101,413,924
Fidelity Series High Income Fund Class F	87,513,420	4,325,294	60,454,611	4,255,620	39,714,163
Fidelity Series Inflation-Protected Bond Index Fund Class F	77,812,927	9,679,728	17,240,297	120,922	70,257,444
Fidelity Series International Growth Fund Class F	126,709,751	25,409,988	36,323,707	1,689,224	122,124,216
Fidelity Series International Small Cap Fund Class F	30,968,099	5,339,646	9,419,147	341,973	27,469,707
Fidelity Series International Value Fund Class F	125,747,577	24,329,744	35,498,896	3,188,303	122,308,749
Fidelity Series Intrinsic Opportunities Fund Class F	82,994,777	3,272,677	16,976,347	1,170,631	79,785,564
Fidelity Series Investment Grade Bond Fund Class F	924,392,787	93,287,207	215,258,505	22,611,565	793,189,245
Fidelity Series Long-Term Treasury Bond Index Fund Class F	--	960,269	52,870	13,039	773,613
Fidelity Series Opportunistic Insights Fund Class F	70,962,150	3,075,051	24,325,283	110,424	56,215,690
Fidelity Series Real Estate Equity Fund Class F	13,087,907	2,151,381	4,118,555	227,430	10,269,955
Fidelity Series Real Estate Income Fund Class F	14,436,232	1,551,429	3,470,808	687,094	12,817,921
Fidelity Series Short-Term Credit Fund Class F	123,549,028	26,532,664	43,836,667	1,524,107	105,955,753
Fidelity Series Small Cap Discovery Fund Class F	18,393,553	803,625	6,386,381	107,237	15,372,473
Fidelity Series Small Cap Opportunities Fund Class F	57,074,428	1,747,714	21,980,095	336,563	45,567,134
Fidelity Series Stock Selector Large Cap Value Fund Class F	94,364,309	8,960,153	29,022,197	1,403,767	87,417,586
Total	$2,939,038,641	$668,028,239	$1,156,543,866	$50,221,160	$2,620,005,912

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom K® 2010 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2017
Assets
Investment in securities, at value (cost $2,349,639,297) — See accompanying schedule		$2,620,005,912
Receivable for investments sold		46,184,837
Receivable for fund shares sold		1,903,328
Total assets		2,668,094,077
Liabilities
Payable for fund shares redeemed	$48,088,158
Transfer agent fees payable	104,228
Total liabilities		48,192,386
Net Assets		$2,619,901,691
Net Assets consist of:
Paid in capital		$2,297,587,553
Undistributed net investment income		7,705,412
Accumulated undistributed net realized gain (loss) on investments		44,242,111
Net unrealized appreciation (depreciation) on investments		270,366,615
Net Assets, for 199,933,579 shares outstanding		$2,619,901,691
Net Asset Value, offering price and redemption price per share ($2,619,901,691 ÷ 199,933,579 shares)		$13.10

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2017
Investment Income
Income distributions from underlying funds		$50,221,160
Expenses
Transfer agent fees	$1,310,460
Independent trustees' fees and expenses	12,164
Total expenses		1,322,624
Net investment income (loss)		48,898,536
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	47,771,292
Capital gain distributions from underlying funds	29,754,787
Total net realized gain (loss)		77,526,079
Change in net unrealized appreciation (depreciation) on underlying funds		121,711,604
Net gain (loss)		199,237,683
Net increase (decrease) in net assets resulting from operations		$248,136,219

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2017	Year ended March 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$48,898,536	$62,252,779
Net realized gain (loss)	77,526,079	101,354,667
Change in net unrealized appreciation (depreciation)	121,711,604	(211,727,331)
Net increase (decrease) in net assets resulting from operations	248,136,219	(48,119,885)
Distributions to shareholders from net investment income	(51,841,636)	(59,172,738)
Distributions to shareholders from net realized gain	(60,823,968)	(151,787,996)
Total distributions	(112,665,604)	(210,960,734)
Share transactions
Proceeds from sales of shares	485,061,958	562,306,715
Reinvestment of distributions	112,665,604	210,960,734
Cost of shares redeemed	(1,052,214,670)	(1,244,830,841)
Net increase (decrease) in net assets resulting from share transactions	(454,487,108)	(471,563,392)
Total increase (decrease) in net assets	(319,016,493)	(730,644,011)
Net Assets
Beginning of period	2,938,918,184	3,669,562,195
End of period	$2,619,901,691	$2,938,918,184
Other Information
Undistributed net investment income end of period	$7,705,412	$10,648,512
Shares
Sold	38,020,303	43,796,122
Issued in reinvestment of distributions	9,024,816	16,459,688
Redeemed	(82,451,864)	(96,636,322)
Net increase (decrease)	(35,406,745)	(36,380,512)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Freedom K 2010 Fund

Years ended March 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$12.49	$13.50	$14.21	$13.39	$12.93
Income from Investment Operations
Net investment income (loss)A	.22	.25	.25	.20	.21
Net realized and unrealized gain (loss)	.91	(.41)	.53	.90	.74
Total from investment operations	1.13	(.16)	.78	1.10	.95
Distributions from net investment income	(.24)	(.24)	(.46)	(.03)	(.22)
Distributions from net realized gain	(.28)	(.60)	(1.03)	(.25)	(.27)
Total distributions	(.52)	(.85)B	(1.49)	(.28)	(.49)
Net asset value, end of period	$13.10	$12.49	$13.50	$14.21	$13.39
Total Return	9.29%	(1.26)%	5.96%	8.34%	7.53%
Ratios to Average Net AssetsC,D
Expenses before reductions	.05%	.05%	.05%	.05%	.05%
Expenses net of fee waivers, if any	.05%	.05%	.05%	.05%	.05%
Expenses net of all reductions	.05%	.05%	.05%	.05%	.05%
Net investment income (loss)	1.75%	1.93%	1.88%	1.48%	1.65%
Supplemental Data
Net assets, end of period (000 omitted)	$2,619,902	$2,938,918	$3,669,562	$4,337,964	$4,699,784
Portfolio turnover rateC	24%	19%	20%	39%	30%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.85 per share is comprised of distributions from net investment income of $.244 and distributions from net realized gain of $.603 per share.

 C Amounts do not include the activity of the Underlying Funds.

 D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom K® 2015 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Series Investment Grade Bond Fund Class F	26.7	26.2
Fidelity Series Government Money Market Fund Class F 0.58%	8.7	6.1
Fidelity Series Emerging Markets Fund Class F	7.2	7.5
Fidelity Series Equity-Income Fund Class F	5.7	5.7
Fidelity Series International Value Fund Class F	5.6	5.5
Fidelity Series International Growth Fund Class F	5.6	5.5
Fidelity Series Growth Company Fund Class F	4.7	5.1
Fidelity Series Stock Selector Large Cap Value Fund Class F	4.0	3.7
Fidelity Series Growth & Income Fund Class F	4.0	4.3
Fidelity Series Intrinsic Opportunities Fund Class F	3.7	3.6
	75.9	73.2

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	37.1%
International Equity Funds	19.7%
Bond Funds	31.6%
Short-Term Funds	11.6%

Six months ago
Domestic Equity Funds	38.2%
International Equity Funds	19.8%
Bond Funds	32.7%
Short-Term Funds	9.3%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom K® 2015 Fund

Investments March 31, 2017

Showing Percentage of Net Assets

Domestic Equity Funds - 37.1%
	Shares	Value
Fidelity Series 100 Index Fund Class F (a)	4,012,421	$61,831,410
Fidelity Series 1000 Value Index Fund Class F (a)	6,266,549	75,386,580
Fidelity Series All-Sector Equity Fund Class F (a)	9,419,285	116,610,744
Fidelity Series Blue Chip Growth Fund Class F (a)	9,334,292	119,012,222
Fidelity Series Commodity Strategy Fund Class F (a)(b)	15,187,257	81,251,822
Fidelity Series Equity-Income Fund Class F (a)	21,531,280	283,566,955
Fidelity Series Growth & Income Fund Class F (a)	13,621,900	200,514,374
Fidelity Series Growth Company Fund Class F (a)	15,975,046	235,472,173
Fidelity Series Intrinsic Opportunities Fund Class F (a)	11,569,918	186,044,286
Fidelity Series Opportunistic Insights Fund Class F (a)	8,066,884	130,522,176
Fidelity Series Real Estate Equity Fund Class F (a)	1,820,528	23,685,073
Fidelity Series Small Cap Discovery Fund Class F (a)	3,088,570	35,611,207
Fidelity Series Small Cap Opportunities Fund Class F (a)	7,331,849	105,138,722
Fidelity Series Stock Selector Large Cap Value Fund Class F (a)	15,808,230	201,713,014
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,422,386,060)		1,856,360,758

International Equity Funds - 19.7%
Fidelity Series Emerging Markets Fund Class F (a)	20,182,809	361,474,111
Fidelity Series International Growth Fund Class F (a)	19,893,467	279,105,346
Fidelity Series International Small Cap Fund Class F (a)	4,107,674	63,176,033
Fidelity Series International Value Fund Class F (a)	28,758,560	279,533,206
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $813,091,795)		983,288,696

Bond Funds - 31.6%
Fidelity Series Emerging Markets Debt Fund Class F (a)	3,505,850	35,864,844
Fidelity Series Floating Rate High Income Fund Class F (a)	1,296,445	12,329,193
Fidelity Series High Income Fund Class F (a)	7,889,656	75,819,596
Fidelity Series Inflation-Protected Bond Index Fund Class F (a)	9,626,693	95,207,994
Fidelity Series Investment Grade Bond Fund Class F (a)	119,290,412	1,332,473,896
Fidelity Series Long-Term Treasury Bond Index Fund Class F (a)	151,419	1,290,090
Fidelity Series Real Estate Income Fund Class F (a)	2,126,232	23,622,432
TOTAL BOND FUNDS
(Cost $1,603,789,701)		1,576,608,045

Short-Term Funds - 11.6%
Fidelity Series Government Money Market Fund Class F 0.58% (a)(c)	437,119,815	437,119,815
Fidelity Series Short-Term Credit Fund Class F (a)	14,520,622	144,770,601
TOTAL SHORT-TERM FUNDS
(Cost $582,178,555)		581,890,416
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $4,421,446,111)		4,998,147,915
NET OTHER ASSETS (LIABILITIES) - 0.0%		(199,583)
NET ASSETS - 100%		$4,997,948,332

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Investments Money Market Portfolio Class F	$254,876,955	$52,343,724	$307,220,679	$122,099	$--
Fidelity Series 100 Index Fund Class F	75,295,664	3,928,628	26,800,800	1,500,694	61,831,410
Fidelity Series 1000 Value Index Fund Class F	42,408,639	43,600,006	18,948,402	1,305,377	75,386,580
Fidelity Series All-Sector Equity Fund Class F	237,413,523	28,298,095	154,832,634	1,903,209	116,610,744
Fidelity Series Blue Chip Growth Fund Class F	164,740,280	7,088,224	74,907,690	641,421	119,012,222
Fidelity Series Commodity Strategy Fund Class F	68,626,204	24,589,596	17,565,440	--	81,251,822
Fidelity Series Emerging Markets Debt Fund Class F	33,967,677	6,432,650	7,125,127	2,148,626	35,864,844
Fidelity Series Emerging Markets Fund Class F	381,109,352	15,077,527	104,418,455	5,021,385	361,474,111
Fidelity Series Equity-Income Fund Class F	319,118,331	22,971,677	100,947,755	7,036,453	283,566,955
Fidelity Series Floating Rate High Income Fund Class F	13,671,101	1,022,574	3,137,229	600,896	12,329,193
Fidelity Series Government Money Market Fund Class F 0.58%	--	495,922,759	58,802,944	1,032,191	437,119,815
Fidelity Series Growth & Income Fund Class F	244,567,148	11,362,637	93,950,019	4,482,623	200,514,374
Fidelity Series Growth Company Fund Class F	292,169,579	8,351,061	114,704,260	655,471	235,472,173
Fidelity Series High Income Fund Class F	165,258,200	8,135,503	113,349,626	8,075,624	75,819,596
Fidelity Series Inflation-Protected Bond Index Fund Class F	102,736,543	15,377,163	22,900,543	161,680	95,207,994
Fidelity Series International Growth Fund Class F	289,869,678	56,701,508	82,130,702	3,881,935	279,105,346
Fidelity Series International Small Cap Fund Class F	70,100,053	11,858,141	20,177,829	787,655	63,176,033
Fidelity Series International Value Fund Class F	287,697,295	54,344,282	80,179,508	7,325,634	279,533,206
Fidelity Series Intrinsic Opportunities Fund Class F	185,844,082	8,186,591	31,912,187	2,673,008	186,044,286
Fidelity Series Investment Grade Bond Fund Class F	1,577,777,099	170,648,804	401,085,574	37,842,955	1,332,473,896
Fidelity Series Long-Term Treasury Bond Index Fund Class F	--	1,581,421	68,318	21,738	1,290,090
Fidelity Series Opportunistic Insights Fund Class F	158,937,341	8,068,329	51,430,365	255,018	130,522,176
Fidelity Series Real Estate Equity Fund Class F	29,313,264	4,949,723	8,615,223	518,814	23,685,073
Fidelity Series Real Estate Income Fund Class F	26,401,984	3,144,916	6,482,776	1,260,646	23,622,432
Fidelity Series Short-Term Credit Fund Class F	136,694,630	60,010,145	51,584,207	1,949,459	144,770,601
Fidelity Series Small Cap Discovery Fund Class F	41,247,007	2,255,684	13,695,250	244,852	35,611,207
Fidelity Series Small Cap Opportunities Fund Class F	127,829,044	4,412,793	46,934,756	767,197	105,138,722
Fidelity Series Stock Selector Large Cap Value Fund Class F	210,704,484	23,683,544	62,497,953	3,246,027	201,713,014
Total	$5,538,375,157	$1,154,347,705	$2,076,406,251	$95,462,687	$4,998,147,915

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom K® 2015 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2017
Assets
Investment in securities, at value (cost $4,421,446,111) — See accompanying schedule		$4,998,147,915
Receivable for investments sold		89,614,492
Receivable for fund shares sold		6,439,951
Total assets		5,094,202,358
Liabilities
Payable for fund shares redeemed	$96,054,439
Transfer agent fees payable	199,587
Total liabilities		96,254,026
Net Assets		$4,997,948,332
Net Assets consist of:
Paid in capital		$4,329,719,978
Undistributed net investment income		13,063,863
Accumulated undistributed net realized gain (loss) on investments		78,462,687
Net unrealized appreciation (depreciation) on investments		576,701,804
Net Assets, for 363,574,742 shares outstanding		$4,997,948,332
Net Asset Value, offering price and redemption price per share ($4,997,948,332 ÷ 363,574,742 shares)		$13.75

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2017
Investment Income
Income distributions from underlying funds		$95,462,687
Expenses
Transfer agent fees	$2,489,364
Independent trustees' fees and expenses	23,060
Total expenses		2,512,424
Net investment income (loss)		92,950,263
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	68,936,296
Capital gain distributions from underlying funds	62,063,945
Total net realized gain (loss)		131,000,241
Change in net unrealized appreciation (depreciation) on underlying funds		312,895,001
Net gain (loss)		443,895,242
Net increase (decrease) in net assets resulting from operations		$536,845,505

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2017	Year ended March 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$92,950,263	$116,865,773
Net realized gain (loss)	131,000,241	184,418,968
Change in net unrealized appreciation (depreciation)	312,895,001	(414,123,102)
Net increase (decrease) in net assets resulting from operations	536,845,505	(112,838,361)
Distributions to shareholders from net investment income	(98,128,990)	(112,180,726)
Distributions to shareholders from net realized gain	(110,219,292)	(242,398,223)
Total distributions	(208,348,282)	(354,578,949)
Share transactions
Proceeds from sales of shares	1,194,188,783	1,469,640,544
Reinvestment of distributions	208,348,282	354,578,949
Cost of shares redeemed	(2,271,240,419)	(2,539,546,279)
Net increase (decrease) in net assets resulting from share transactions	(868,703,354)	(715,326,786)
Total increase (decrease) in net assets	(540,206,131)	(1,182,744,096)
Net Assets
Beginning of period	5,538,154,463	6,720,898,559
End of period	$4,997,948,332	$5,538,154,463
Other Information
Undistributed net investment income end of period	$13,063,863	$18,242,590
Shares
Sold	90,085,602	110,628,308
Issued in reinvestment of distributions	16,075,580	26,687,088
Redeemed	(171,066,107)	(191,038,021)
Net increase (decrease)	(64,904,925)	(53,722,625)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Freedom K 2015 Fund

Years ended March 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$12.93	$13.94	$14.42	$13.48	$12.98
Income from Investment Operations
Net investment income (loss)A	.23	.26	.27	.21	.22
Net realized and unrealized gain (loss)	1.12	(.48)	.60	.99	.75
Total from investment operations	1.35	(.22)	.87	1.20	.97
Distributions from net investment income	(.25)	(.25)	(.47)	(.03)	(.21)
Distributions from net realized gain	(.27)	(.53)	(.89)	(.23)	(.26)
Total distributions	(.53)B	(.79)C	(1.35)D	(.26)	(.47)
Net asset value, end of period	$13.75	$12.93	$13.94	$14.42	$13.48
Total Return	10.69%	(1.67)%	6.54%	9.00%	7.70%
Ratios to Average Net AssetsE,F
Expenses before reductions	.05%	.05%	.05%	.05%	.05%
Expenses net of fee waivers, if any	.05%	.05%	.05%	.05%	.05%
Expenses net of all reductions	.05%	.05%	.05%	.05%	.05%
Net investment income (loss)	1.75%	1.95%	1.91%	1.52%	1.68%
Supplemental Data
Net assets, end of period (000 omitted)	$4,997,948	$5,538,154	$6,720,899	$7,225,857	$7,138,645
Portfolio turnover rateE	22%	18%	22%	43%	21%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.53 per share is comprised of distributions from net investment income of $.252 and distributions from net realized gain of $.273 per share.

 C Total distributions of $.79 per share is comprised of distributions from net investment income of $.254 and distributions from net realized gain of $.533 per share.

 D Total distributions of $1.35 per share is comprised of distributions from net investment income of $.465 and distributions from net realized gain of $.889 per share.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom K® 2020 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Series Investment Grade Bond Fund Class F	24.2	23.8
Fidelity Series Emerging Markets Fund Class F	7.7	7.9
Fidelity Series Government Money Market Fund Class F 0.58%	6.6	4.4
Fidelity Series Equity-Income Fund Class F	6.4	6.4
Fidelity Series International Value Fund Class F	6.3	6.1
Fidelity Series International Growth Fund Class F	6.2	6.1
Fidelity Series Growth Company Fund Class F	5.3	5.6
Fidelity Series Stock Selector Large Cap Value Fund Class F	4.5	4.3
Fidelity Series Growth & Income Fund Class F	4.5	4.8
Fidelity Series Intrinsic Opportunities Fund Class F	4.1	3.8
	75.8	73.2

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	41.4%
International Equity Funds	21.6%
Bond Funds	28.2%
Short-Term Funds	8.8%

Six months ago
Domestic Equity Funds	42.3%
International Equity Funds	21.5%
Bond Funds	29.5%
Short-Term Funds	6.7%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom K® 2020 Fund

Investments March 31, 2017

Showing Percentage of Net Assets

Domestic Equity Funds - 41.4%
	Shares	Value
Fidelity Series 100 Index Fund Class F (a)	14,744,511	$227,212,913
Fidelity Series 1000 Value Index Fund Class F (a)	23,010,432	276,815,492
Fidelity Series All-Sector Equity Fund Class F (a)	34,611,266	428,487,479
Fidelity Series Blue Chip Growth Fund Class F (a)	34,301,488	437,343,967
Fidelity Series Commodity Strategy Fund Class F (a)(b)	50,204,008	268,591,442
Fidelity Series Equity-Income Fund Class F (a)	79,037,703	1,040,926,550
Fidelity Series Growth & Income Fund Class F (a)	49,974,487	735,624,447
Fidelity Series Growth Company Fund Class F (a)	58,686,997	865,046,339
Fidelity Series Intrinsic Opportunities Fund Class F (a)	41,936,108	674,332,614
Fidelity Series Opportunistic Insights Fund Class F (a)	29,642,787	479,620,293
Fidelity Series Real Estate Equity Fund Class F (a)	6,679,892	86,905,397
Fidelity Series Small Cap Discovery Fund Class F (a)	11,314,088	130,451,439
Fidelity Series Small Cap Opportunities Fund Class F (a)	26,957,150	386,565,536
Fidelity Series Stock Selector Large Cap Value Fund Class F (a)	58,034,970	740,526,221
TOTAL DOMESTIC EQUITY FUNDS
(Cost $5,347,671,762)		6,778,450,129

International Equity Funds - 21.6%
Fidelity Series Emerging Markets Fund Class F (a)	70,551,998	1,263,586,286
Fidelity Series International Growth Fund Class F (a)	72,579,374	1,018,288,615
Fidelity Series International Small Cap Fund Class F (a)	14,993,409	230,598,632
Fidelity Series International Value Fund Class F (a)	104,923,716	1,019,858,516
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $3,017,093,655)		3,532,332,049

Bond Funds - 28.2%
Fidelity Series Emerging Markets Debt Fund Class F (a)	11,637,205	119,048,609
Fidelity Series Floating Rate High Income Fund Class F (a)	4,217,640	40,109,752
Fidelity Series High Income Fund Class F (a)	25,863,717	248,550,321
Fidelity Series Inflation-Protected Bond Index Fund Class F (a)	18,261,143	180,602,706
Fidelity Series Investment Grade Bond Fund Class F (a)	354,328,382	3,957,848,025
Fidelity Series Long-Term Treasury Bond Index Fund Class F (a)	432,445	3,684,429
Fidelity Series Real Estate Income Fund Class F (a)	7,155,728	79,500,140
TOTAL BOND FUNDS
(Cost $4,734,007,224)		4,629,343,982

Short-Term Funds - 8.8%
Fidelity Series Government Money Market Fund Class F 0.58% (a)(c)	1,080,144,573	1,080,144,573
Fidelity Series Short-Term Credit Fund Class F (a)	35,844,915	357,373,806
TOTAL SHORT-TERM FUNDS
(Cost $1,438,214,517)		1,437,518,379
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $14,536,987,158)		16,377,644,539
NET OTHER ASSETS (LIABILITIES) - 0.0%		(648,931)
NET ASSETS - 100%		$16,376,995,608

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Investments Money Market Portfolio Class F	$571,701,080	$31,161,217	$602,862,296	$260,006	$--
Fidelity Series 100 Index Fund Class F	244,660,959	18,307,151	68,162,328	5,289,782	227,212,913
Fidelity Series 1000 Value Index Fund Class F	137,955,491	153,866,838	44,508,111	4,611,829	276,815,492
Fidelity Series All-Sector Equity Fund Class F	770,680,737	110,063,152	469,837,601	6,711,582	428,487,479
Fidelity Series Blue Chip Growth Fund Class F	534,911,997	33,041,358	207,463,293	2,217,699	437,343,967
Fidelity Series Commodity Strategy Fund Class F	201,002,871	87,087,770	36,241,027	--	268,591,442
Fidelity Series Emerging Markets Debt Fund Class F	102,504,167	22,706,864	14,226,061	6,845,956	119,048,609
Fidelity Series Emerging Markets Fund Class F	1,186,962,515	75,259,943	229,394,642	16,893,575	1,263,586,286
Fidelity Series Equity-Income Fund Class F	1,035,760,821	99,162,565	238,801,213	24,014,703	1,040,926,550
Fidelity Series Floating Rate High Income Fund Class F	40,034,702	3,678,311	5,934,004	1,850,451	40,109,752
Fidelity Series Government Money Market Fund Class F 0.58%	--	1,166,935,395	86,790,821	2,369,097	1,080,144,573
Fidelity Series Growth & Income Fund Class F	793,857,980	55,393,841	246,087,680	15,193,819	735,624,447
Fidelity Series Growth Company Fund Class F	947,110,437	23,491,171	276,895,386	2,305,577	865,046,339
Fidelity Series High Income Fund Class F	481,432,267	25,758,853	306,361,335	24,708,726	248,550,321
Fidelity Series Inflation-Protected Bond Index Fund Class F	170,785,381	36,228,761	26,211,301	285,207	180,602,706
Fidelity Series International Growth Fund Class F	945,668,345	210,715,798	190,408,473	13,637,108	1,018,288,615
Fidelity Series International Small Cap Fund Class F	227,006,807	46,185,686	47,882,247	2,764,835	230,598,632
Fidelity Series International Value Fund Class F	938,635,502	201,756,098	183,249,524	25,734,981	1,019,858,516
Fidelity Series Intrinsic Opportunities Fund Class F	582,740,130	41,447,129	31,377,256	9,127,155	674,332,614
Fidelity Series Investment Grade Bond Fund Class F	4,024,998,184	576,977,650	597,766,694	106,310,697	3,957,848,025
Fidelity Series Long-Term Treasury Bond Index Fund Class F	--	4,433,547	116,074	61,980	3,684,429
Fidelity Series Opportunistic Insights Fund Class F	516,039,013	38,038,219	126,466,001	898,949	479,620,293
Fidelity Series Real Estate Equity Fund Class F	95,469,402	20,583,586	22,649,643	1,780,862	86,905,397
Fidelity Series Real Estate Income Fund Class F	80,513,965	10,905,467	13,629,746	4,076,276	79,500,140
Fidelity Series Short-Term Credit Fund Class F	306,142,393	126,466,724	74,313,276	4,328,244	357,373,806
Fidelity Series Small Cap Discovery Fund Class F	138,240,859	7,745,995	35,644,046	850,359	130,451,439
Fidelity Series Small Cap Opportunities Fund Class F	415,106,633	24,070,601	120,648,497	2,662,715	386,565,536
Fidelity Series Stock Selector Large Cap Value Fund Class F	681,764,492	97,969,015	142,504,674	11,458,502	740,526,221
Total	$16,171,687,130	$3,349,438,705	$4,446,433,250	$297,250,672	$16,377,644,539

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom K® 2020 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2017
Assets
Investment in securities, at value (cost $14,536,987,158) — See accompanying schedule		$16,377,644,539
Cash		1
Receivable for investments sold		268,999,443
Receivable for fund shares sold		21,312,218
Total assets		16,667,956,201
Liabilities
Payable for fund shares redeemed	$290,311,449
Transfer agent fees payable	649,144
Total liabilities		290,960,593
Net Assets		$16,376,995,608
Net Assets consist of:
Paid in capital		$14,290,017,805
Undistributed net investment income		37,729,815
Accumulated undistributed net realized gain (loss) on investments		208,590,607
Net unrealized appreciation (depreciation) on investments		1,840,657,381
Net Assets, for 1,120,354,385 shares outstanding		$16,376,995,608
Net Asset Value, offering price and redemption price per share ($16,376,995,608 ÷ 1,120,354,385 shares)		$14.62

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2017
Investment Income
Income distributions from underlying funds		$297,250,672
Expenses
Transfer agent fees	$7,705,352
Independent trustees' fees and expenses	70,550
Total expenses		7,775,902
Net investment income (loss)		289,474,770
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	138,293,207
Capital gain distributions from underlying funds	207,042,176
Total net realized gain (loss)		345,335,383
Change in net unrealized appreciation (depreciation) on underlying funds		1,164,658,729
Net gain (loss)		1,509,994,112
Net increase (decrease) in net assets resulting from operations		$1,799,468,882

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2017	Year ended March 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$289,474,770	$317,930,107
Net realized gain (loss)	345,335,383	465,604,383
Change in net unrealized appreciation (depreciation)	1,164,658,729	(1,119,523,298)
Net increase (decrease) in net assets resulting from operations	1,799,468,882	(335,988,808)
Distributions to shareholders from net investment income	(297,136,487)	(290,459,152)
Distributions to shareholders from net realized gain	(334,949,448)	(553,517,566)
Total distributions	(632,085,935)	(843,976,718)
Share transactions
Proceeds from sales of shares	3,844,398,410	4,100,202,428
Reinvestment of distributions	632,085,935	843,976,718
Cost of shares redeemed	(5,437,925,315)	(5,083,614,184)
Net increase (decrease) in net assets resulting from share transactions	(961,440,970)	(139,435,038)
Total increase (decrease) in net assets	205,941,977	(1,319,400,564)
Net Assets
Beginning of period	16,171,053,631	17,490,454,195
End of period	$16,376,995,608	$16,171,053,631
Other Information
Undistributed net investment income end of period	$37,729,815	$45,391,532
Shares
Sold	274,038,996	294,203,195
Issued in reinvestment of distributions	46,226,651	60,184,292
Redeemed	(387,010,676)	(363,822,608)
Net increase (decrease)	(66,745,029)	(9,435,121)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Freedom K 2020 Fund

Years ended March 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$13.62	$14.62	$15.07	$13.98	$13.42
Income from Investment Operations
Net investment income (loss)A	.25	.27	.28	.22	.24
Net realized and unrealized gain (loss)	1.29	(.55)	.68	1.15	.82
Total from investment operations	1.54	(.28)	.96	1.37	1.06
Distributions from net investment income	(.26)	(.25)	(.49)	(.03)	(.23)
Distributions from net realized gain	(.29)	(.47)	(.91)	(.25)	(.27)
Total distributions	(.54)B	(.72)	(1.41)C	(.28)	(.50)
Net asset value, end of period	$14.62	$13.62	$14.62	$15.07	$13.98
Total Return	11.65%	(2.01)%	6.84%	9.95%	8.17%
Ratios to Average Net AssetsD,E
Expenses before reductions	.05%	.05%	.05%	.05%	.05%
Expenses net of fee waivers, if any	.05%	.05%	.05%	.05%	.05%
Expenses net of all reductions	.05%	.05%	.05%	.05%	.05%
Net investment income (loss)	1.77%	1.93%	1.92%	1.56%	1.78%
Supplemental Data
Net assets, end of period (000 omitted)	$16,376,996	$16,171,054	$17,490,454	$17,321,924	$16,051,941
Portfolio turnover rateD	20%	21%	21%	43%	23%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.54 per share is comprised of distributions from net investment income of $.257 and distributions from net realized gain of $.287 per share.

 C Total distributions of $1.41 per share is comprised of distributions from net investment income of $.492 and distributions from net realized gain of $.914 per share.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom K® 2025 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Series Investment Grade Bond Fund Class F	20.8	20.3
Fidelity Series Emerging Markets Fund Class F	8.2	8.4
Fidelity Series Equity-Income Fund Class F	7.1	7.1
Fidelity Series International Value Fund Class F	6.8	6.7
Fidelity Series International Growth Fund Class F	6.8	6.7
Fidelity Series Growth Company Fund Class F	5.8	6.2
Fidelity Series Stock Selector Large Cap Value Fund Class F	5.0	4.7
Fidelity Series Growth & Income Fund Class F	5.0	5.3
Fidelity Series Government Money Market Fund Class F 0.58%	4.9	3.2
Fidelity Series Intrinsic Opportunities Fund Class F	4.5	4.3
	74.9	72.9

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	45.7%
International Equity Funds	23.3%
Bond Funds	24.5%
Short-Term Funds	6.5%

Six months ago
Domestic Equity Funds	46.6%
International Equity Funds	23.3%
Bond Funds	25.2%
Short-Term Funds	4.9%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom K® 2025 Fund

Investments March 31, 2017

Showing Percentage of Net Assets

Domestic Equity Funds - 45.7%
	Shares	Value
Fidelity Series 100 Index Fund Class F (a)	14,348,250	$221,106,527
Fidelity Series 1000 Value Index Fund Class F (a)	22,330,389	268,634,576
Fidelity Series All-Sector Equity Fund Class F (a)	33,684,748	417,017,176
Fidelity Series Blue Chip Growth Fund Class F (a)	33,381,136	425,609,487
Fidelity Series Commodity Strategy Fund Class F (a)(b)	44,713,531	239,217,389
Fidelity Series Equity-Income Fund Class F (a)	77,018,665	1,014,335,819
Fidelity Series Growth & Income Fund Class F (a)	48,591,993	715,274,141
Fidelity Series Growth Company Fund Class F (a)	57,085,271	841,436,900
Fidelity Series Intrinsic Opportunities Fund Class F (a)	40,617,771	653,133,765
Fidelity Series Opportunistic Insights Fund Class F (a)	28,848,276	466,765,102
Fidelity Series Real Estate Equity Fund Class F (a)	6,500,896	84,576,658
Fidelity Series Small Cap Discovery Fund Class F (a)	11,004,861	126,886,047
Fidelity Series Small Cap Opportunities Fund Class F (a)	26,328,710	377,553,706
Fidelity Series Stock Selector Large Cap Value Fund Class F (a)	56,583,583	722,006,514
TOTAL DOMESTIC EQUITY FUNDS
(Cost $5,285,682,587)		6,573,553,807

International Equity Funds - 23.3%
Fidelity Series Emerging Markets Fund Class F (a)	65,426,736	1,171,792,843
Fidelity Series International Growth Fund Class F (a)	69,833,175	979,759,451
Fidelity Series International Small Cap Fund Class F (a)	14,465,427	222,478,274
Fidelity Series International Value Fund Class F (a)	100,972,168	981,449,473
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $2,959,284,814)		3,355,480,041

Bond Funds - 24.5%
Fidelity Series Emerging Markets Debt Fund Class F (a)	10,054,526	102,857,801
Fidelity Series Floating Rate High Income Fund Class F (a)	3,696,302	35,151,831
Fidelity Series High Income Fund Class F (a)	22,631,365	217,487,421
Fidelity Series Inflation-Protected Bond Index Fund Class F (a)	11,195,188	110,720,410
Fidelity Series Investment Grade Bond Fund Class F (a)	267,306,345	2,985,811,879
Fidelity Series Long-Term Treasury Bond Index Fund Class F (a)	303,281	2,583,956
Fidelity Series Real Estate Income Fund Class F (a)	6,237,194	69,295,220
TOTAL BOND FUNDS
(Cost $3,595,688,451)		3,523,908,518

Short-Term Funds - 6.5%
Fidelity Series Government Money Market Fund Class F 0.58% (a)(c)	698,913,698	698,913,698
Fidelity Series Short-Term Credit Fund Class F (a)	23,106,261	230,369,419
TOTAL SHORT-TERM FUNDS
(Cost $929,793,063)		929,283,117
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $12,770,448,915)		14,382,225,483
NET OTHER ASSETS (LIABILITIES) - 0.0%		(566,094)
NET ASSETS - 100%		$14,381,659,389

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Investments Money Market Portfolio Class F	$350,185,339	$3,003,310	$353,188,649	$157,965	$--
Fidelity Series 100 Index Fund Class F	215,287,551	30,484,057	54,426,146	4,933,568	221,106,527
Fidelity Series 1000 Value Index Fund Class F	121,256,266	153,505,857	33,097,663	4,312,846	268,634,576
Fidelity Series All-Sector Equity Fund Class F	678,850,088	128,876,555	405,040,328	6,263,003	417,017,176
Fidelity Series Blue Chip Growth Fund Class F	471,088,834	60,967,346	177,861,199	2,043,068	425,609,487
Fidelity Series Commodity Strategy Fund Class F	159,950,785	90,136,957	24,545,205	--	239,217,389
Fidelity Series Emerging Markets Debt Fund Class F	81,072,431	23,942,693	8,657,880	5,646,029	102,857,801
Fidelity Series Emerging Markets Fund Class F	1,002,514,471	134,715,830	169,133,602	15,053,582	1,171,792,843
Fidelity Series Equity-Income Fund Class F	912,438,301	156,187,594	186,204,173	21,906,288	1,014,335,819
Fidelity Series Floating Rate High Income Fund Class F	31,903,937	5,107,888	3,756,281	1,537,140	35,151,831
Fidelity Series Government Money Market Fund Class F 0.58%	--	735,225,816	36,312,118	1,433,119	698,913,698
Fidelity Series Growth & Income Fund Class F	699,257,536	97,491,797	202,851,857	13,781,572	715,274,141
Fidelity Series Growth Company Fund Class F	833,281,469	22,804,348	172,070,459	2,145,512	841,436,900
Fidelity Series High Income Fund Class F	380,589,324	23,514,945	224,921,639	20,050,112	217,487,421
Fidelity Series Inflation-Protected Bond Index Fund Class F	66,215,403	55,143,985	10,035,719	124,509	110,720,410
Fidelity Series International Growth Fund Class F	841,946,599	230,596,824	142,324,926	12,631,720	979,759,451
Fidelity Series International Small Cap Fund Class F	201,876,828	49,733,092	34,622,803	2,563,543	222,478,274
Fidelity Series International Value Fund Class F	835,693,916	221,962,105	134,563,634	23,833,297	981,449,473
Fidelity Series Intrinsic Opportunities Fund Class F	517,100,433	75,376,130	14,299,726	8,387,734	653,133,765
Fidelity Series Investment Grade Bond Fund Class F	2,552,081,699	701,586,966	230,436,076	74,133,261	2,985,811,879
Fidelity Series Long-Term Treasury Bond Index Fund Class F	--	3,025,919	1,146	43,285	2,583,956
Fidelity Series Opportunistic Insights Fund Class F	454,435,001	66,193,302	102,149,266	838,480	466,765,102
Fidelity Series Real Estate Equity Fund Class F	83,816,486	24,735,171	17,906,381	1,637,801	84,576,658
Fidelity Series Real Estate Income Fund Class F	64,222,731	12,807,904	9,109,375	3,380,502	69,295,220
Fidelity Series Short-Term Credit Fund Class F	187,259,264	68,704,568	25,014,716	2,593,374	230,369,419
Fidelity Series Small Cap Discovery Fund Class F	121,500,829	17,323,281	30,360,370	778,069	126,886,047
Fidelity Series Small Cap Opportunities Fund Class F	365,500,545	46,927,952	97,044,973	2,456,530	377,553,706
Fidelity Series Stock Selector Large Cap Value Fund Class F	603,916,949	130,722,945	107,175,859	10,705,154	722,006,514
Total	$12,833,243,015	$3,370,805,137	$3,007,112,169	$243,371,063	$14,382,225,483

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom K® 2025 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2017
Assets
Investment in securities, at value (cost $12,770,448,915) — See accompanying schedule		$14,382,225,483
Receivable for investments sold		231,100,375
Receivable for fund shares sold		26,003,086
Total assets		14,639,328,944
Liabilities
Payable for investments purchased	$3,003,878
Payable for fund shares redeemed	254,099,254
Transfer agent fees payable	566,423
Total liabilities		257,669,555
Net Assets		$14,381,659,389
Net Assets consist of:
Paid in capital		$12,599,026,311
Undistributed net investment income		28,684,144
Accumulated undistributed net realized gain (loss) on investments		142,172,366
Net unrealized appreciation (depreciation) on investments		1,611,776,568
Net Assets, for 938,030,287 shares outstanding		$14,381,659,389
Net Asset Value, offering price and redemption price per share ($14,381,659,389 ÷ 938,030,287 shares)		$15.33

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2017
Investment Income
Income distributions from underlying funds		$243,371,063
Expenses
Transfer agent fees	$6,386,206
Independent trustees' fees and expenses	57,882
Total expenses		6,444,088
Net investment income (loss)		236,926,975
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	76,789,377
Capital gain distributions from underlying funds	183,585,821
Total net realized gain (loss)		260,375,198
Change in net unrealized appreciation (depreciation) on underlying funds		1,108,500,111
Net gain (loss)		1,368,875,309
Net increase (decrease) in net assets resulting from operations		$1,605,802,284

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2017	Year ended March 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$236,926,975	$233,820,032
Net realized gain (loss)	260,375,198	376,066,732
Change in net unrealized appreciation (depreciation)	1,108,500,111	(904,522,206)
Net increase (decrease) in net assets resulting from operations	1,605,802,284	(294,635,442)
Distributions to shareholders from net investment income	(237,750,089)	(226,661,881)
Distributions to shareholders from net realized gain	(276,916,044)	(429,736,740)
Total distributions	(514,666,133)	(656,398,621)
Share transactions
Proceeds from sales of shares	3,785,483,498	3,618,354,428
Reinvestment of distributions	514,666,133	656,398,621
Cost of shares redeemed	(3,842,370,953)	(3,422,255,929)
Net increase (decrease) in net assets resulting from share transactions	457,778,678	852,497,120
Total increase (decrease) in net assets	1,548,914,829	(98,536,943)
Net Assets
Beginning of period	12,832,744,560	12,931,281,503
End of period	$14,381,659,389	$12,832,744,560
Other Information
Undistributed net investment income end of period	$28,684,144	$29,507,258
Shares
Sold	258,491,762	249,119,303
Issued in reinvestment of distributions	36,150,488	44,749,807
Redeemed	(262,342,067)	(235,009,004)
Net increase (decrease)	32,300,183	58,860,106

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Freedom K 2025 Fund

Years ended March 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$14.17	$15.27	$15.70	$14.30	$13.59
Income from Investment Operations
Net investment income (loss)A	.26	.27	.29	.24	.26
Net realized and unrealized gain (loss)	1.46	(.61)	.78	1.47	.95
Total from investment operations	1.72	(.34)	1.07	1.71	1.21
Distributions from net investment income	(.26)	(.26)	(.49)	(.03)	(.24)
Distributions from net realized gain	(.31)	(.50)	(1.01)	(.28)	(.26)
Total distributions	(.56)B	(.76)	(1.50)	(.31)	(.50)
Net asset value, end of period	$15.33	$14.17	$15.27	$15.70	$14.30
Total Return	12.49%	(2.35)%	7.35%	12.13%	9.17%
Ratios to Average Net AssetsC,D
Expenses before reductions	.05%	.05%	.05%	.05%	.05%
Expenses net of fee waivers, if any	.05%	.05%	.05%	.05%	.05%
Expenses net of all reductions	.05%	.05%	.05%	.05%	.05%
Net investment income (loss)	1.74%	1.85%	1.91%	1.60%	1.89%
Supplemental Data
Net assets, end of period (000 omitted)	$14,381,659	$12,832,745	$12,931,282	$11,797,380	$9,887,703
Portfolio turnover rateC	22%	19%	20%	44%	23%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.56 per share is comprised of distributions from net investment income of $.256 and distributions from net realized gain of $.305 per share.

 C Amounts do not include the activity of the Underlying Funds.

 D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom K® 2030 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Series Investment Grade Bond Fund Class F	12.1	10.4
Fidelity Series Emerging Markets Fund Class F	9.2	9.4
Fidelity Series Equity-Income Fund Class F	8.6	8.7
Fidelity Series International Value Fund Class F	8.3	8.2
Fidelity Series International Growth Fund Class F	8.2	8.2
Fidelity Series Growth Company Fund Class F	7.2	7.6
Fidelity Series Stock Selector Large Cap Value Fund Class F	6.2	6.0
Fidelity Series Growth & Income Fund Class F	6.1	6.5
Fidelity Series Intrinsic Opportunities Fund Class F	5.5	5.2
Fidelity Series Opportunistic Insights Fund Class F	4.0	4.1
	75.4	74.3

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	55.5%
International Equity Funds	27.6%
Bond Funds	15.9%
Short-Term Funds	1.0%

Six months ago
Domestic Equity Funds	56.9%
International Equity Funds	27.7%
Bond Funds	15.3%
Short-Term Funds	0.1%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom K® 2030 Fund

Investments March 31, 2017

Showing Percentage of Net Assets

Domestic Equity Funds - 55.5%
	Shares	Value
Fidelity Series 100 Index Fund Class F (a)	20,615,205	$317,680,307
Fidelity Series 1000 Value Index Fund Class F (a)	32,019,420	385,193,619
Fidelity Series All-Sector Equity Fund Class F (a)	48,396,017	599,142,685
Fidelity Series Blue Chip Growth Fund Class F (a)	47,962,414	611,520,784
Fidelity Series Commodity Strategy Fund Class F (a)(b)	51,164,505	273,730,100
Fidelity Series Equity-Income Fund Class F (a)	110,781,254	1,458,989,113
Fidelity Series Growth & Income Fund Class F (a)	69,711,976	1,026,160,285
Fidelity Series Growth Company Fund Class F (a)	82,029,026	1,209,107,842
Fidelity Series Intrinsic Opportunities Fund Class F (a)	58,165,729	935,304,930
Fidelity Series Opportunistic Insights Fund Class F (a)	41,449,207	670,648,171
Fidelity Series Real Estate Equity Fund Class F (a)	9,326,650	121,339,722
Fidelity Series Small Cap Discovery Fund Class F (a)	15,771,703	181,847,735
Fidelity Series Small Cap Opportunities Fund Class F (a)	37,941,709	544,084,113
Fidelity Series Stock Selector Large Cap Value Fund Class F (a)	81,427,750	1,039,018,095
TOTAL DOMESTIC EQUITY FUNDS
(Cost $7,545,860,118)		9,373,767,501

International Equity Funds - 27.6%
Fidelity Series Emerging Markets Fund Class F (a)	86,446,004	1,548,247,937
Fidelity Series International Growth Fund Class F (a)	99,363,193	1,394,065,602
Fidelity Series International Small Cap Fund Class F (a)	20,711,601	318,544,417
Fidelity Series International Value Fund Class F (a)	143,646,948	1,396,248,335
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $4,156,191,576)		4,657,106,291

Bond Funds - 15.9%
Fidelity Series Emerging Markets Debt Fund Class F (a)	11,797,232	120,685,679
Fidelity Series Floating Rate High Income Fund Class F (a)	4,271,893	40,625,705
Fidelity Series High Income Fund Class F (a)	26,363,260	253,350,925
Fidelity Series Inflation-Protected Bond Index Fund Class F (a)	15,022,944	148,576,917
Fidelity Series Investment Grade Bond Fund Class F (a)	183,126,511	2,045,523,126
Fidelity Series Long-Term Treasury Bond Index Fund Class F (a)	178,687	1,522,415
Fidelity Series Real Estate Income Fund Class F (a)	7,294,249	81,039,110
TOTAL BOND FUNDS
(Cost $2,705,336,774)		2,691,323,877

Short-Term Funds - 1.0%
Fidelity Series Government Money Market Fund Class F 0.58% (a)(c)	128,167,621	128,167,621
Fidelity Series Short-Term Credit Fund Class F (a)	4,243,423	42,306,929
TOTAL SHORT-TERM FUNDS
(Cost $170,476,671)		170,474,550
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $14,577,865,139)		16,892,672,219
NET OTHER ASSETS (LIABILITIES) - 0.0%		(665,584)
NET ASSETS - 100%		$16,892,006,635

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Investments Money Market Portfolio Class F	$4,970,874	$27,841	$4,998,715	$2,378	$--
Fidelity Series 100 Index Fund Class F	312,979,593	35,805,644	74,083,414	7,142,410	317,680,307
Fidelity Series 1000 Value Index Fund Class F	176,385,655	220,256,327	51,709,395	6,246,112	385,193,619
Fidelity Series All-Sector Equity Fund Class F	986,382,823	167,162,495	576,023,611	9,065,632	599,142,685
Fidelity Series Blue Chip Growth Fund Class F	684,519,159	69,841,629	246,030,947	2,956,109	611,520,784
Fidelity Series Commodity Strategy Fund Class F	193,432,176	94,763,772	31,152,479	--	273,730,100
Fidelity Series Emerging Markets Debt Fund Class F	98,649,179	25,909,075	11,718,342	6,757,222	120,685,679
Fidelity Series Emerging Markets Fund Class F	1,349,270,426	165,546,672	237,602,439	20,058,640	1,548,247,937
Fidelity Series Equity-Income Fund Class F	1,325,670,482	212,504,915	270,118,357	31,843,189	1,458,989,113
Fidelity Series Floating Rate High Income Fund Class F	38,664,940	4,888,207	5,202,345	1,820,828	40,625,705
Fidelity Series Government Money Market Fund Class F 0.58%	--	182,372,649	54,205,028	120,677	128,167,621
Fidelity Series Growth & Income Fund Class F	1,016,008,775	112,200,304	276,879,164	20,001,388	1,026,160,285
Fidelity Series Growth Company Fund Class F	1,211,016,994	33,560,560	263,226,282	3,110,765	1,209,107,842
Fidelity Series High Income Fund Class F	459,010,009	27,676,920	279,649,811	24,279,577	253,350,925
Fidelity Series Inflation-Protected Bond Index Fund Class F	79,551,481	85,078,972	14,975,581	153,746	148,576,917
Fidelity Series International Growth Fund Class F	1,240,588,009	289,031,639	205,574,649	18,186,038	1,394,065,602
Fidelity Series International Small Cap Fund Class F	293,175,718	68,736,760	51,609,275	3,667,435	318,544,417
Fidelity Series International Value Fund Class F	1,222,125,805	292,642,124	202,303,615	34,319,821	1,396,248,335
Fidelity Series Intrinsic Opportunities Fund Class F	752,036,235	87,345,032	12,433,110	12,140,123	935,304,930
Fidelity Series Investment Grade Bond Fund Class F	1,469,877,688	733,272,465	133,098,949	45,614,977	2,045,523,126
Fidelity Series Long-Term Treasury Bond Index Fund Class F	--	1,784,557	1,911	25,526	1,522,415
Fidelity Series Opportunistic Insights Fund Class F	660,386,035	80,947,557	140,441,025	1,213,968	670,648,171
Fidelity Series Real Estate Equity Fund Class F	121,989,565	37,431,178	29,581,324	2,368,580	121,339,722
Fidelity Series Real Estate Income Fund Class F	77,863,871	13,323,111	11,804,003	4,036,722	81,039,110
Fidelity Series Short-Term Credit Fund Class F	2,687,488	41,040,288	1,412,178	37,725	42,306,929
Fidelity Series Small Cap Discovery Fund Class F	176,500,908	19,249,790	40,506,846	1,130,046	181,847,735
Fidelity Series Small Cap Opportunities Fund Class F	531,149,221	55,809,462	132,851,929	3,557,588	544,084,113
Fidelity Series Stock Selector Large Cap Value Fund Class F	869,587,973	181,408,410	149,674,047	15,496,547	1,039,018,095
Total	$15,354,481,082	$3,339,618,355	$3,508,868,771	$275,353,769	$16,892,672,219

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom K® 2030 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2017
Assets
Investment in securities, at value (cost $14,577,865,139) — See accompanying schedule		$16,892,672,219
Receivable for investments sold		285,563,916
Receivable for fund shares sold		26,922,631
Total assets		17,205,158,766
Liabilities
Payable for investments purchased	$34,684,028
Payable for fund shares redeemed	277,802,636
Transfer agent fees payable	665,467
Total liabilities		313,152,131
Net Assets		$16,892,006,635
Net Assets consist of:
Paid in capital		$14,332,675,646
Undistributed net investment income		21,234,775
Accumulated undistributed net realized gain (loss) on investments		223,289,134
Net unrealized appreciation (depreciation) on investments		2,314,807,080
Net Assets, for 1,071,578,026 shares outstanding		$16,892,006,635
Net Asset Value, offering price and redemption price per share ($16,892,006,635 ÷ 1,071,578,026 shares)		$15.76

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2017
Investment Income
Income distributions from underlying funds		$275,353,769
Expenses
Transfer agent fees	$7,583,553
Independent trustees' fees and expenses	68,864
Total expenses		7,652,417
Net investment income (loss)		267,701,352
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	115,087,890
Capital gain distributions from underlying funds	240,945,520
Total net realized gain (loss)		356,033,410
Change in net unrealized appreciation (depreciation) on underlying funds		1,592,353,644
Net gain (loss)		1,948,387,054
Net increase (decrease) in net assets resulting from operations		$2,216,088,406

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2017	Year ended March 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$267,701,352	$262,101,261
Net realized gain (loss)	356,033,410	549,397,372
Change in net unrealized appreciation (depreciation)	1,592,353,644	(1,275,614,667)
Net increase (decrease) in net assets resulting from operations	2,216,088,406	(464,116,034)
Distributions to shareholders from net investment income	(268,456,420)	(259,661,343)
Distributions to shareholders from net realized gain	(380,528,934)	(611,213,149)
Total distributions	(648,985,354)	(870,874,492)
Share transactions
Proceeds from sales of shares	3,761,897,249	3,965,188,689
Reinvestment of distributions	648,985,354	870,874,492
Cost of shares redeemed	(4,439,875,197)	(4,145,551,424)
Net increase (decrease) in net assets resulting from share transactions	(28,992,594)	690,511,757
Total increase (decrease) in net assets	1,538,110,458	(644,478,769)
Net Assets
Beginning of period	15,353,896,177	15,998,374,946
End of period	$16,892,006,635	$15,353,896,177
Other Information
Undistributed net investment income end of period	$21,234,775	$21,989,843
Shares
Sold	252,702,764	269,091,066
Issued in reinvestment of distributions	45,141,859	58,025,180
Redeemed	(297,869,119)	(279,432,249)
Net increase (decrease)	(24,496)	47,683,997

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Freedom K 2030 Fund

Years ended March 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$14.33	$15.62	$16.04	$14.49	$13.75
Income from Investment Operations
Net investment income (loss)A	.25	.25	.28	.24	.27
Net realized and unrealized gain (loss)	1.79	(.69)	.87	1.64	.99
Total from investment operations	2.04	(.44)	1.15	1.88	1.26
Distributions from net investment income	(.25)	(.25)	(.50)	(.03)	(.25)
Distributions from net realized gain	(.36)	(.60)	(1.07)	(.30)	(.26)
Total distributions	(.61)	(.85)	(1.57)	(.33)	(.52)B
Net asset value, end of period	$15.76	$14.33	$15.62	$16.04	$14.49
Total Return	14.66%	(3.01)%	7.78%	13.20%	9.46%
Ratios to Average Net AssetsC,D
Expenses before reductions	.05%	.05%	.05%	.05%	.05%
Expenses net of fee waivers, if any	.05%	.05%	.05%	.05%	.05%
Expenses net of all reductions	.05%	.05%	.05%	.05%	.05%
Net investment income (loss)	1.66%	1.71%	1.80%	1.58%	1.94%
Supplemental Data
Net assets, end of period (000 omitted)	$16,892,007	$15,353,896	$15,998,375	$14,926,240	$12,937,662
Portfolio turnover rateC	21%	19%	19%	56%	25%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.52 per share is comprised of distributions from net investment income of $.252 and distributions from net realized gain of $.264 per share.

 C Amounts do not include the activity of the Underlying Funds.

 D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom K® 2035 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Series Emerging Markets Fund Class F	10.0	10.0
Fidelity Series Equity-Income Fund Class F	9.9	9.9
Fidelity Series International Value Fund Class F	9.4	9.3
Fidelity Series International Growth Fund Class F	9.4	9.3
Fidelity Series Growth Company Fund Class F	8.2	8.4
Fidelity Series Stock Selector Large Cap Value Fund Class F	7.0	6.9
Fidelity Series Growth & Income Fund Class F	6.9	7.2
Fidelity Series Intrinsic Opportunities Fund Class F	6.3	5.7
Fidelity Series Opportunistic Insights Fund Class F	4.5	4.6
Fidelity Series Blue Chip Growth Fund Class F	4.1	4.9
	75.7	76.2

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	63.1%
International Equity Funds	30.9%
Bond Funds	5.0%
Short-Term Funds	1.0%

Six months ago
Domestic Equity Funds	63.9%
International Equity Funds	30.7%
Bond Funds	5.4%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom K® 2035 Fund

Investments March 31, 2017

Showing Percentage of Net Assets

Domestic Equity Funds - 63.1%
	Shares	Value
Fidelity Series 100 Index Fund Class F (a)	16,212,965	$249,841,795
Fidelity Series 1000 Value Index Fund Class F (a)	25,180,902	302,926,247
Fidelity Series All-Sector Equity Fund Class F (a)	38,063,379	471,224,627
Fidelity Series Blue Chip Growth Fund Class F (a)	37,726,262	481,009,837
Fidelity Series Commodity Strategy Fund Class F (a)(b)	35,763,556	191,335,027
Fidelity Series Equity-Income Fund Class F (a)	87,152,939	1,147,804,209
Fidelity Series Growth & Income Fund Class F (a)	54,850,736	807,402,839
Fidelity Series Growth Company Fund Class F (a)	64,334,443	948,289,687
Fidelity Series Intrinsic Opportunities Fund Class F (a)	45,237,169	727,413,677
Fidelity Series Opportunistic Insights Fund Class F (a)	32,601,033	527,484,716
Fidelity Series Real Estate Equity Fund Class F (a)	7,420,393	96,539,309
Fidelity Series Small Cap Discovery Fund Class F (a)	12,358,126	142,489,189
Fidelity Series Small Cap Opportunities Fund Class F (a)	29,861,889	428,219,483
Fidelity Series Stock Selector Large Cap Value Fund Class F (a)	64,065,759	817,479,083
TOTAL DOMESTIC EQUITY FUNDS
(Cost $6,008,040,588)		7,339,459,725

International Equity Funds - 30.9%
Fidelity Series Emerging Markets Fund Class F (a)	64,621,100	1,157,363,909
Fidelity Series International Growth Fund Class F (a)	77,645,647	1,089,368,431
Fidelity Series International Small Cap Fund Class F (a)	16,184,850	248,922,988
Fidelity Series International Value Fund Class F (a)	112,248,178	1,091,052,291
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $3,243,720,040)		3,586,707,619

Bond Funds - 5.0%
Fidelity Series Emerging Markets Debt Fund Class F (a)	8,022,943	82,074,709
Fidelity Series Floating Rate High Income Fund Class F (a)	2,936,604	27,927,107
Fidelity Series High Income Fund Class F (a)	18,145,982	174,382,885
Fidelity Series Inflation-Protected Bond Index Fund Class F (a)	9,962,683	98,530,938
Fidelity Series Investment Grade Bond Fund Class F (a)	12,453,661	139,107,390
Fidelity Series Long-Term Treasury Bond Index Fund Class F (a)	6,460	55,037
Fidelity Series Real Estate Income Fund Class F (a)	4,968,699	55,202,244
TOTAL BOND FUNDS
(Cost $573,032,992)		577,280,310

Short-Term Funds - 1.0%
Fidelity Series Government Money Market Fund Class F 0.58% (a)(c)	90,956,611	90,956,611
Fidelity Series Short-Term Credit Fund Class F (a)	2,932,270	29,234,736
TOTAL SHORT-TERM FUNDS
(Cost $120,189,040)		120,191,347
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $9,944,982,660)		11,623,639,001
NET OTHER ASSETS (LIABILITIES) - 0.0%		(455,587)
NET ASSETS - 100%		$11,623,183,414

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Investments Money Market Portfolio Class F	$3,199,657	$31,444	$3,231,101	$1,449	$--
Fidelity Series 100 Index Fund Class F	226,990,439	35,489,431	44,927,456	5,444,583	249,841,795
Fidelity Series 1000 Value Index Fund Class F	128,250,613	175,303,213	31,218,444	4,781,525	302,926,247
Fidelity Series All-Sector Equity Fund Class F	715,396,000	140,323,155	399,033,374	6,913,210	471,224,627
Fidelity Series Blue Chip Growth Fund Class F	496,572,828	70,405,772	163,913,730	2,209,944	481,009,837
Fidelity Series Commodity Strategy Fund Class F	126,919,928	71,131,559	17,448,370	--	191,335,027
Fidelity Series Emerging Markets Debt Fund Class F	64,663,326	19,521,347	7,294,472	4,495,937	82,074,709
Fidelity Series Emerging Markets Fund Class F	938,510,058	171,560,151	147,969,307	14,565,002	1,157,363,909
Fidelity Series Equity-Income Fund Class F	960,724,075	218,226,737	173,504,257	23,816,468	1,147,804,209
Fidelity Series Floating Rate High Income Fund Class F	25,324,613	4,213,279	3,117,908	1,218,910	27,927,107
Fidelity Series Government Money Market Fund Class F 0.58%	--	125,962,927	35,006,316	81,171	90,956,611
Fidelity Series Growth & Income Fund Class F	736,846,410	113,665,903	174,005,120	14,849,948	807,402,839
Fidelity Series Growth Company Fund Class F	877,202,090	29,605,523	129,051,659	2,369,261	948,289,687
Fidelity Series High Income Fund Class F	298,058,138	18,927,890	172,709,415	15,864,132	174,382,885
Fidelity Series Inflation-Protected Bond Index Fund Class F	50,431,341	57,363,968	8,510,687	100,039	98,530,938
Fidelity Series International Growth Fund Class F	904,618,302	262,035,074	131,227,748	13,844,450	1,089,368,431
Fidelity Series International Small Cap Fund Class F	212,127,506	60,836,041	30,492,968	2,798,549	248,922,988
Fidelity Series International Value Fund Class F	893,431,027	255,614,897	121,725,147	26,121,193	1,091,052,291
Fidelity Series Intrinsic Opportunities Fund Class F	543,051,816	103,465,489	--	9,063,343	727,413,677
Fidelity Series Investment Grade Bond Fund Class F	50,159,195	101,636,333	12,157,996	1,729,951	139,107,390
Fidelity Series Long-Term Treasury Bond Index Fund Class F	--	64,551	148	920	55,037
Fidelity Series Opportunistic Insights Fund Class F	478,517,555	84,056,178	87,942,757	925,116	527,484,716
Fidelity Series Real Estate Equity Fund Class F	88,817,470	31,437,744	17,200,749	1,786,946	96,539,309
Fidelity Series Real Estate Income Fund Class F	51,050,080	10,562,494	7,498,846	2,686,906	55,202,244
Fidelity Series Short-Term Credit Fund Class F	1,692,662	28,370,459	823,585	30,683	29,234,736
Fidelity Series Small Cap Discovery Fund Class F	127,937,209	21,713,143	27,019,872	848,574	142,489,189
Fidelity Series Small Cap Opportunities Fund Class F	384,821,942	62,906,736	86,523,310	2,666,459	428,219,483
Fidelity Series Stock Selector Large Cap Value Fund Class F	630,786,506	176,299,505	93,005,923	11,839,641	817,479,083
Total	$10,016,100,786	$2,450,730,943	$2,126,560,665	$171,054,310	$11,623,639,001

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom K® 2035 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2017
Assets
Investment in securities, at value (cost $9,944,982,660) — See accompanying schedule		$11,623,639,001
Cash		5
Receivable for investments sold		150,649,715
Receivable for fund shares sold		24,256,318
Total assets		11,798,545,039
Liabilities
Payable for investments purchased	$20,964,947
Payable for fund shares redeemed	153,941,106
Transfer agent fees payable	455,572
Total liabilities		175,361,625
Net Assets		$11,623,183,414
Net Assets consist of:
Paid in capital		$9,812,999,931
Undistributed net investment income		5,764,845
Accumulated undistributed net realized gain (loss) on investments		125,762,297
Net unrealized appreciation (depreciation) on investments		1,678,656,341
Net Assets, for 707,986,522 shares outstanding		$11,623,183,414
Net Asset Value, offering price and redemption price per share ($11,623,183,414 ÷ 707,986,522 shares)		$16.42

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2017
Investment Income
Income distributions from underlying funds		$171,054,310
Expenses
Transfer agent fees	$5,049,252
Independent trustees' fees and expenses	45,607
Total expenses		5,094,859
Net investment income (loss)		165,959,451
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	29,297,818
Capital gain distributions from underlying funds	171,175,909
Total net realized gain (loss)		200,473,727
Change in net unrealized appreciation (depreciation) on underlying funds		1,254,070,110
Net gain (loss)		1,454,543,837
Net increase (decrease) in net assets resulting from operations		$1,620,503,288

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2017	Year ended March 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$165,959,451	$158,099,951
Net realized gain (loss)	200,473,727	361,799,361
Change in net unrealized appreciation (depreciation)	1,254,070,110	(866,304,472)
Net increase (decrease) in net assets resulting from operations	1,620,503,288	(346,405,160)
Distributions to shareholders from net investment income	(165,623,933)	(160,712,475)
Distributions to shareholders from net realized gain	(244,328,367)	(392,483,815)
Total distributions	(409,952,300)	(553,196,290)
Share transactions
Proceeds from sales of shares	2,920,657,912	2,926,014,268
Reinvestment of distributions	409,952,300	553,196,290
Cost of shares redeemed	(2,933,697,940)	(2,689,359,298)
Net increase (decrease) in net assets resulting from share transactions	396,912,272	789,851,260
Total increase (decrease) in net assets	1,607,463,260	(109,750,190)
Net Assets
Beginning of period	10,015,720,154	10,125,470,344
End of period	$11,623,183,414	$10,015,720,154
Other Information
Undistributed net investment income end of period	$5,764,845	$5,429,326
Shares
Sold	190,412,779	192,872,466
Issued in reinvestment of distributions	27,805,458	35,692,536
Redeemed	(191,368,455)	(176,412,802)
Net increase (decrease)	26,849,782	52,152,200

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Freedom K 2035 Fund

Years ended March 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$14.70	$16.10	$16.55	$14.75	$13.88
Income from Investment Operations
Net investment income (loss)A	.24	.24	.28	.23	.26
Net realized and unrealized gain (loss)	2.07	(.78)	.95	1.92	1.09
Total from investment operations	2.31	(.54)	1.23	2.15	1.35
Distributions from net investment income	(.24)	(.25)	(.48)	(.02)	(.24)
Distributions from net realized gain	(.36)	(.61)	(1.19)	(.32)	(.23)
Total distributions	(.59)B	(.86)	(1.68)C	(.35)D	(.48)E
Net asset value, end of period	$16.42	$14.70	$16.10	$16.55	$14.75
Total Return	16.25%	(3.57)%	8.08%	14.83%	10.01%
Ratios to Average Net AssetsF,G
Expenses before reductions	.05%	.05%	.05%	.05%	.05%
Expenses net of fee waivers, if any	.05%	.05%	.05%	.05%	.05%
Expenses net of all reductions	.05%	.05%	.05%	.05%	.05%
Net investment income (loss)	1.54%	1.60%	1.75%	1.50%	1.90%
Supplemental Data
Net assets, end of period (000 omitted)	$11,623,183	$10,015,720	$10,125,470	$9,083,080	$7,329,244
Portfolio turnover rateF	20%	17%	19%	50%	26%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.59 per share is comprised of distributions from net investment income of $.236 and distributions from net realized gain of $.358 per share.

 C Total distributions of $1.68 per share is comprised of distributions from net investment income of $.484 and distributions from net realized gain of $1.191 per share.

 D Total distributions of $.35 per share is comprised of distributions from net investment income of $.022 and distributions from net realized gain of $.323 per share.

 E Total distributions of $.48 per share is comprised of distributions from net investment income of $.243 and distributions from net realized gain of $.232 per share.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom K® 2040 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Series Emerging Markets Fund Class F	10.0	10.0
Fidelity Series Equity-Income Fund Class F	10.0	9.9
Fidelity Series International Value Fund Class F	9.5	9.3
Fidelity Series International Growth Fund Class F	9.4	9.2
Fidelity Series Growth Company Fund Class F	8.2	8.4
Fidelity Series Stock Selector Large Cap Value Fund Class F	7.1	6.9
Fidelity Series Growth & Income Fund Class F	7.0	7.2
Fidelity Series Intrinsic Opportunities Fund Class F	6.3	5.7
Fidelity Series Opportunistic Insights Fund Class F	4.6	4.6
Fidelity Series Blue Chip Growth Fund Class F	4.2	4.9
	76.3	76.1

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	63.6%
International Equity Funds	31.1%
Bond Funds	4.3%
Short-Term Funds	1.0%

Six months ago
Domestic Equity Funds	63.9%
International Equity Funds	30.6%
Bond Funds	5.4%
Short-Term Funds	0.1%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom K® 2040 Fund

Investments March 31, 2017

Showing Percentage of Net Assets

Domestic Equity Funds - 63.6%
	Shares	Value
Fidelity Series 100 Index Fund Class F (a)	17,215,575	$265,292,013
Fidelity Series 1000 Value Index Fund Class F (a)	26,615,859	320,188,781
Fidelity Series All-Sector Equity Fund Class F (a)	40,415,881	500,348,612
Fidelity Series Blue Chip Growth Fund Class F (a)	40,058,059	510,740,254
Fidelity Series Commodity Strategy Fund Class F (a)(b)	37,024,849	198,082,940
Fidelity Series Equity-Income Fund Class F (a)	92,565,016	1,219,081,259
Fidelity Series Growth & Income Fund Class F (a)	58,264,510	857,653,585
Fidelity Series Growth Company Fund Class F (a)	68,341,102	1,007,347,842
Fidelity Series Intrinsic Opportunities Fund Class F (a)	47,974,099	771,423,512
Fidelity Series Opportunistic Insights Fund Class F (a)	34,615,506	560,078,893
Fidelity Series Real Estate Equity Fund Class F (a)	7,842,235	102,027,476
Fidelity Series Small Cap Discovery Fund Class F (a)	13,097,913	151,018,939
Fidelity Series Small Cap Opportunities Fund Class F (a)	31,729,313	454,998,347
Fidelity Series Stock Selector Large Cap Value Fund Class F (a)	68,050,713	868,327,103
TOTAL DOMESTIC EQUITY FUNDS
(Cost $6,338,896,926)		7,786,609,556

International Equity Funds - 31.1%
Fidelity Series Emerging Markets Fund Class F (a)	68,454,993	1,226,028,923
Fidelity Series International Growth Fund Class F (a)	82,403,278	1,156,117,994
Fidelity Series International Small Cap Fund Class F (a)	17,176,220	264,170,257
Fidelity Series International Value Fund Class F (a)	119,127,327	1,157,917,623
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $3,423,823,471)		3,804,234,797

Bond Funds - 4.3%
Fidelity Series Emerging Markets Debt Fund Class F (a)	8,430,454	86,243,540
Fidelity Series Floating Rate High Income Fund Class F (a)	3,095,475	29,437,972
Fidelity Series High Income Fund Class F (a)	19,299,222	185,465,520
Fidelity Series Inflation-Protected Bond Index Fund Class F (a)	10,719,284	106,013,721
Fidelity Series Investment Grade Bond Fund Class F (a)	4,769,148	53,271,380
Fidelity Series Long-Term Treasury Bond Index Fund Class F (a)	6,964	59,331
Fidelity Series Real Estate Income Fund Class F (a)	5,237,898	58,193,048
TOTAL BOND FUNDS
(Cost $514,249,970)		518,684,512

Short-Term Funds - 1.0%
Fidelity Series Government Money Market Fund Class F 0.58% (a)(c)	95,159,960	95,159,960
Fidelity Series Short-Term Credit Fund Class F (a)	3,172,104	31,625,874
TOTAL SHORT-TERM FUNDS
(Cost $126,782,982)		126,785,834
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $10,403,753,349)		12,236,314,699
NET OTHER ASSETS (LIABILITIES) - 0.0%		(479,862)
NET ASSETS - 100%		$12,235,834,837

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Investments Money Market Portfolio Class F	$3,420,877	$26,872	$3,447,749	$1,548	$--
Fidelity Series 100 Index Fund Class F	242,337,354	33,171,693	44,598,592	5,806,655	265,292,013
Fidelity Series 1000 Value Index Fund Class F	137,301,925	183,875,354	33,574,228	5,095,985	320,188,781
Fidelity Series All-Sector Equity Fund Class F	764,964,074	140,995,759	421,099,401	7,372,500	500,348,612
Fidelity Series Blue Chip Growth Fund Class F	531,046,100	65,074,167	168,229,992	2,354,158	510,740,254
Fidelity Series Commodity Strategy Fund Class F	135,495,436	70,646,269	19,398,660	--	198,082,940
Fidelity Series Emerging Markets Debt Fund Class F	69,041,094	19,562,462	7,882,437	4,776,175	86,243,540
Fidelity Series Emerging Markets Fund Class F	1,003,106,049	167,231,679	151,832,612	15,529,719	1,226,028,923
Fidelity Series Equity-Income Fund Class F	1,027,845,961	215,268,874	175,873,597	25,448,255	1,219,081,259
Fidelity Series Floating Rate High Income Fund Class F	27,114,810	3,996,989	3,286,588	1,300,079	29,437,972
Fidelity Series Government Money Market Fund Class F 0.58%	--	134,173,878	39,013,918	87,474	95,159,960
Fidelity Series Growth & Income Fund Class F	787,900,729	105,040,508	174,828,522	15,867,502	857,653,585
Fidelity Series Growth Company Fund Class F	937,793,949	29,397,265	141,739,603	2,528,091	1,007,347,842
Fidelity Series High Income Fund Class F	319,182,435	19,229,058	185,248,597	17,020,977	185,465,520
Fidelity Series Inflation-Protected Bond Index Fund Class F	54,004,545	61,703,641	8,884,189	106,930	106,013,721
Fidelity Series International Growth Fund Class F	966,576,058	264,504,621	131,954,971	14,772,006	1,156,117,994
Fidelity Series International Small Cap Fund Class F	226,686,525	61,746,109	31,071,826	2,986,329	264,170,257
Fidelity Series International Value Fund Class F	955,450,851	261,421,310	126,794,768	27,873,576	1,157,917,623
Fidelity Series Intrinsic Opportunities Fund Class F	578,016,747	107,301,580	--	9,651,372	771,423,512
Fidelity Series Investment Grade Bond Fund Class F	53,621,689	13,568,262	13,260,790	1,463,438	53,271,380
Fidelity Series Long-Term Treasury Bond Index Fund Class F	--	69,792	380	992	59,331
Fidelity Series Opportunistic Insights Fund Class F	511,538,043	80,905,555	88,510,079	986,632	560,078,893
Fidelity Series Real Estate Equity Fund Class F	95,153,630	32,155,169	18,320,941	1,909,781	102,027,476
Fidelity Series Real Estate Income Fund Class F	54,570,903	10,327,385	7,862,702	2,864,087	58,193,048
Fidelity Series Short-Term Credit Fund Class F	1,799,192	30,746,476	914,432	32,774	31,625,874
Fidelity Series Small Cap Discovery Fund Class F	136,770,800	21,347,567	28,322,436	907,302	151,018,939
Fidelity Series Small Cap Opportunities Fund Class F	412,195,705	62,155,014	90,831,335	2,842,320	454,998,347
Fidelity Series Stock Selector Large Cap Value Fund Class F	674,519,863	175,077,639	91,405,858	12,620,226	868,327,103
Total	$10,707,455,344	$2,370,720,947	$2,208,189,203	$182,206,883	$12,236,314,699

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom K® 2040 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2017
Assets
Investment in securities, at value (cost $10,403,753,349) — See accompanying schedule		$12,236,314,699
Receivable for investments sold		140,733,648
Receivable for fund shares sold		24,404,058
Total assets		12,401,452,405
Liabilities
Payable for investments purchased	$2,747,136
Payable for fund shares redeemed	162,390,576
Transfer agent fees payable	479,856
Total liabilities		165,617,568
Net Assets		$12,235,834,837
Net Assets consist of:
Paid in capital		$10,254,823,810
Undistributed net investment income		5,548,721
Accumulated undistributed net realized gain (loss) on investments		142,900,956
Net unrealized appreciation (depreciation) on investments		1,832,561,350
Net Assets, for 744,015,728 shares outstanding		$12,235,834,837
Net Asset Value, offering price and redemption price per share ($12,235,834,837 ÷ 744,015,728 shares)		$16.45

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2017
Investment Income
Income distributions from underlying funds		$182,206,883
Expenses
Transfer agent fees	$5,375,725
Independent trustees' fees and expenses	48,636
Total expenses		5,424,361
Net investment income (loss)		176,782,522
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	41,516,570
Capital gain distributions from underlying funds	182,384,093
Total net realized gain (loss)		223,900,663
Change in net unrealized appreciation (depreciation) on underlying funds		1,324,811,024
Net gain (loss)		1,548,711,687
Net increase (decrease) in net assets resulting from operations		$1,725,494,209

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2017	Year ended March 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$176,782,522	$168,721,917
Net realized gain (loss)	223,900,663	394,347,635
Change in net unrealized appreciation (depreciation)	1,324,811,024	(932,691,107)
Net increase (decrease) in net assets resulting from operations	1,725,494,209	(369,621,555)
Distributions to shareholders from net investment income	(177,212,961)	(171,478,017)
Distributions to shareholders from net realized gain	(267,682,998)	(426,027,288)
Total distributions	(444,895,959)	(597,505,305)
Share transactions
Proceeds from sales of shares	2,872,713,120	3,092,013,184
Reinvestment of distributions	444,895,959	597,505,305
Cost of shares redeemed	(3,069,420,353)	(2,935,427,884)
Net increase (decrease) in net assets resulting from share transactions	248,188,726	754,090,605
Total increase (decrease) in net assets	1,528,786,976	(213,036,255)
Net Assets
Beginning of period	10,707,047,861	10,920,084,116
End of period	$12,235,834,837	$10,707,047,861
Other Information
Undistributed net investment income end of period	$5,548,721	$5,979,160
Shares
Sold	186,896,743	203,617,289
Issued in reinvestment of distributions	30,105,060	38,462,739
Redeemed	(199,525,144)	(192,015,904)
Net increase (decrease)	17,476,659	50,064,124

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Freedom K 2040 Fund

Years ended March 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$14.74	$16.14	$16.65	$14.80	$13.93
Income from Investment Operations
Net investment income (loss)A	.24	.24	.28	.23	.26
Net realized and unrealized gain (loss)	2.08	(.77)	.94	1.98	1.09
Total from investment operations	2.32	(.53)	1.22	2.21	1.35
Distributions from net investment income	(.24)	(.25)	(.49)	(.02)	(.25)
Distributions from net realized gain	(.37)	(.63)	(1.24)	(.33)	(.24)
Total distributions	(.61)	(.87)B	(1.73)	(.36)C	(.48)D
Net asset value, end of period	$16.45	$14.74	$16.14	$16.65	$14.80
Total Return	16.22%	(3.48)%	8.01%	15.20%	10.04%
Ratios to Average Net AssetsE,F
Expenses before reductions	.05%	.05%	.05%	.05%	.05%
Expenses net of fee waivers, if any	.05%	.05%	.05%	.05%	.05%
Expenses net of all reductions	.05%	.05%	.05%	.05%	.05%
Net investment income (loss)	1.55%	1.60%	1.74%	1.47%	1.90%
Supplemental Data
Net assets, end of period (000 omitted)	$12,235,835	$10,707,048	$10,920,084	$9,893,027	$8,210,196
Portfolio turnover rateE	19%	17%	19%	50%	27%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.87 per share is comprised of distributions from net investment income of $.247 and distributions from net realized gain of $.625 per share.

 C Total distributions of $.36 per share is comprised of distributions from net investment income of $.022 and distributions from net realized gain of $.334 per share.

 D Total distributions of $.48 per share is comprised of distributions from net investment income of $.245 and distributions from net realized gain of $.237 per share.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom K® 2045 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Series Emerging Markets Fund Class F	10.0	10.0
Fidelity Series Equity-Income Fund Class F	10.0	9.9
Fidelity Series International Value Fund Class F	9.5	9.3
Fidelity Series International Growth Fund Class F	9.4	9.3
Fidelity Series Growth Company Fund Class F	8.2	8.3
Fidelity Series Stock Selector Large Cap Value Fund Class F	7.1	6.9
Fidelity Series Growth & Income Fund Class F	7.0	7.3
Fidelity Series Intrinsic Opportunities Fund Class F	6.3	5.7
Fidelity Series Opportunistic Insights Fund Class F	4.6	4.6
Fidelity Series Blue Chip Growth Fund Class F	4.2	5.0
	76.3	76.3

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	63.7%
International Equity Funds	31.1%
Bond Funds	4.2%
Short-Term Funds	1.0%

Six months ago
Domestic Equity Funds	64.0%
International Equity Funds	30.7%
Bond Funds	5.3%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom K® 2045 Fund

Investments March 31, 2017

Showing Percentage of Net Assets

Domestic Equity Funds - 63.7%
	Shares	Value
Fidelity Series 100 Index Fund Class F (a)	10,706,867	$164,992,822
Fidelity Series 1000 Value Index Fund Class F (a)	16,615,318	199,882,270
Fidelity Series All-Sector Equity Fund Class F (a)	25,139,609	311,228,359
Fidelity Series Blue Chip Growth Fund Class F (a)	24,913,127	317,642,373
Fidelity Series Commodity Strategy Fund Class F (a)(b)	23,675,111	126,661,843
Fidelity Series Equity-Income Fund Class F (a)	57,566,535	758,151,259
Fidelity Series Growth & Income Fund Class F (a)	36,229,901	533,304,140
Fidelity Series Growth Company Fund Class F (a)	42,474,901	626,080,039
Fidelity Series Intrinsic Opportunities Fund Class F (a)	29,921,141	481,131,951
Fidelity Series Opportunistic Insights Fund Class F (a)	21,529,242	348,343,131
Fidelity Series Real Estate Equity Fund Class F (a)	4,880,134	63,490,544
Fidelity Series Small Cap Discovery Fund Class F (a)	8,155,921	94,037,770
Fidelity Series Small Cap Opportunities Fund Class F (a)	19,726,179	282,873,401
Fidelity Series Stock Selector Large Cap Value Fund Class F (a)	42,315,302	539,943,251
TOTAL DOMESTIC EQUITY FUNDS
(Cost $4,041,395,663)		4,847,763,153

International Equity Funds - 31.1%
Fidelity Series Emerging Markets Fund Class F (a)	42,570,340	762,434,780
Fidelity Series International Growth Fund Class F (a)	51,267,646	719,285,068
Fidelity Series International Small Cap Fund Class F (a)	10,686,429	164,357,284
Fidelity Series International Value Fund Class F (a)	74,115,230	720,400,032
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $2,164,222,043)		2,366,477,164

Bond Funds - 4.2%
Fidelity Series Emerging Markets Debt Fund Class F (a)	5,197,361	53,169,008
Fidelity Series Floating Rate High Income Fund Class F (a)	1,952,901	18,572,088
Fidelity Series High Income Fund Class F (a)	11,954,916	114,886,745
Fidelity Series Inflation-Protected Bond Index Fund Class F (a)	6,371,235	63,011,515
Fidelity Series Investment Grade Bond Fund Class F (a)	3,078,687	34,388,934
Fidelity Series Long-Term Treasury Bond Index Fund Class F (a)	4,277	36,440
Fidelity Series Real Estate Income Fund Class F (a)	3,250,359	36,111,493
TOTAL BOND FUNDS
(Cost $316,870,936)		320,176,223

Short-Term Funds - 1.0%
Fidelity Series Government Money Market Fund Class F 0.58% (a)(c)	59,059,190	59,059,190
Fidelity Series Short-Term Credit Fund Class F (a)	1,959,100	19,532,226
TOTAL SHORT-TERM FUNDS
(Cost $78,587,876)		78,591,416
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $6,601,076,518)		7,613,007,956
NET OTHER ASSETS (LIABILITIES) - 0.0%		(298,603)
NET ASSETS - 100%		$7,612,709,353

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Investments Money Market Portfolio Class F	$2,005,037	$23,636	$2,028,673	$909	$--
Fidelity Series 100 Index Fund Class F	142,424,732	29,895,868	28,160,993	3,567,024	164,992,822
Fidelity Series 1000 Value Index Fund Class F	80,358,723	119,471,265	19,742,492	3,133,318	199,882,270
Fidelity Series All-Sector Equity Fund Class F	448,423,167	104,643,931	250,231,201	4,529,975	311,228,359
Fidelity Series Blue Chip Growth Fund Class F	311,263,739	60,506,748	104,654,637	1,429,752	317,642,373
Fidelity Series Commodity Strategy Fund Class F	79,791,952	55,458,584	15,312,585	--	126,661,843
Fidelity Series Emerging Markets Debt Fund Class F	40,451,314	14,341,724	4,896,675	2,877,103	53,169,008
Fidelity Series Emerging Markets Fund Class F	588,462,875	141,542,387	93,552,819	9,549,195	762,434,780
Fidelity Series Equity-Income Fund Class F	602,562,989	173,139,094	108,946,240	15,351,767	758,151,259
Fidelity Series Floating Rate High Income Fund Class F	15,889,446	3,705,624	1,980,245	784,983	18,572,088
Fidelity Series Government Money Market Fund Class F 0.58%	--	81,353,237	22,294,046	52,443	59,059,190
Fidelity Series Growth & Income Fund Class F	461,863,178	96,517,946	109,563,629	9,541,768	533,304,140
Fidelity Series Growth Company Fund Class F	549,265,039	31,150,017	63,890,495	1,548,403	626,080,039
Fidelity Series High Income Fund Class F	186,024,267	12,045,816	102,105,682	10,038,878	114,886,745
Fidelity Series Inflation-Protected Bond Index Fund Class F	31,631,863	37,223,992	5,374,912	63,998	63,011,515
Fidelity Series International Growth Fund Class F	567,357,027	198,026,808	81,025,188	9,074,106	719,285,068
Fidelity Series International Small Cap Fund Class F	133,025,622	46,484,578	19,414,265	1,838,267	164,357,284
Fidelity Series International Value Fund Class F	559,945,688	196,384,681	77,342,050	17,118,922	720,400,032
Fidelity Series Intrinsic Opportunities Fund Class F	339,500,858	89,330,121	--	5,873,910	481,131,951
Fidelity Series Investment Grade Bond Fund Class F	31,437,872	9,931,484	6,498,799	908,378	34,388,934
Fidelity Series Long-Term Treasury Bond Index Fund Class F	--	42,832	230	608	36,440
Fidelity Series Opportunistic Insights Fund Class F	299,959,801	69,105,921	54,938,294	606,112	348,343,131
Fidelity Series Real Estate Equity Fund Class F	55,649,234	23,023,211	10,914,606	1,155,835	63,490,544
Fidelity Series Real Estate Income Fund Class F	31,926,007	8,246,742	4,736,917	1,725,305	36,111,493
Fidelity Series Short-Term Credit Fund Class F	1,065,357	19,104,632	636,487	26,068	19,532,226
Fidelity Series Small Cap Discovery Fund Class F	80,524,197	18,259,005	17,583,863	549,316	94,037,770
Fidelity Series Small Cap Opportunities Fund Class F	241,558,521	53,165,878	55,042,743	1,728,246	282,873,401
Fidelity Series Stock Selector Large Cap Value Fund Class F	395,372,623	135,091,252	57,119,362	7,759,780	539,943,251
Total	$6,277,741,128	$1,827,217,014	$1,317,988,128	$110,834,369	$7,613,007,956

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom K® 2045 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2017
Assets
Investment in securities, at value (cost $6,601,076,518) — See accompanying schedule		$7,613,007,956
Receivable for investments sold		112,147,453
Receivable for fund shares sold		22,011,179
Total assets		7,747,166,588
Liabilities
Payable for investments purchased	$3,029,441
Payable for fund shares redeemed	131,129,291
Transfer agent fees payable	298,503
Total liabilities		134,457,235
Net Assets		$7,612,709,353
Net Assets consist of:
Paid in capital		$6,525,095,940
Undistributed net investment income		3,265,224
Accumulated undistributed net realized gain (loss) on investments		72,416,751
Net unrealized appreciation (depreciation) on investments		1,011,931,438
Net Assets, for 449,473,868 shares outstanding		$7,612,709,353
Net Asset Value, offering price and redemption price per share ($7,612,709,353 ÷ 449,473,868 shares)		$16.94

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2017
Investment Income
Income distributions from underlying funds		$110,834,369
Expenses
Transfer agent fees	$3,248,355
Independent trustees' fees and expenses	29,197
Total expenses		3,277,552
Net investment income (loss)		107,556,817
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	5,158,895
Capital gain distributions from underlying funds	112,164,349
Total net realized gain (loss)		117,323,244
Change in net unrealized appreciation (depreciation) on underlying funds		820,879,034
Net gain (loss)		938,202,278
Net increase (decrease) in net assets resulting from operations		$1,045,759,095

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2017	Year ended March 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$107,556,817	$96,142,497
Net realized gain (loss)	117,323,244	216,364,451
Change in net unrealized appreciation (depreciation)	820,879,034	(519,505,539)
Net increase (decrease) in net assets resulting from operations	1,045,759,095	(206,998,591)
Distributions to shareholders from net investment income	(107,948,650)	(97,337,840)
Distributions to shareholders from net realized gain	(150,336,171)	(226,831,217)
Total distributions	(258,284,821)	(324,169,057)
Share transactions
Proceeds from sales of shares	2,228,700,560	2,190,827,467
Reinvestment of distributions	258,284,821	324,169,057
Cost of shares redeemed	(1,939,253,641)	(1,672,699,231)
Net increase (decrease) in net assets resulting from share transactions	547,731,740	842,297,293
Total increase (decrease) in net assets	1,335,206,014	311,129,645
Net Assets
Beginning of period	6,277,503,339	5,966,373,694
End of period	$7,612,709,353	$6,277,503,339
Other Information
Undistributed net investment income end of period	$3,265,224	$3,657,056
Shares
Sold	140,819,802	140,364,566
Issued in reinvestment of distributions	16,973,974	20,313,535
Redeemed	(122,471,265)	(106,684,756)
Net increase (decrease)	35,322,511	53,993,345

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Freedom K 2045 Fund

Years ended March 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$15.16	$16.57	$16.98	$15.02	$14.07
Income from Investment Operations
Net investment income (loss)A	.25	.25	.28	.24	.28
Net realized and unrealized gain (loss)	2.13	(.80)	.98	2.05	1.12
Total from investment operations	2.38	(.55)	1.26	2.29	1.40
Distributions from net investment income	(.24)	(.25)	(.48)	(.02)	(.25)
Distributions from net realized gain	(.36)	(.61)	(1.19)	(.31)	(.20)
Total distributions	(.60)	(.86)	(1.67)	(.33)	(.45)
Net asset value, end of period	$16.94	$15.16	$16.57	$16.98	$15.02
Total Return	16.22%	(3.53)%	8.10%	15.52%	10.27%
Ratios to Average Net AssetsB,C
Expenses before reductions	.05%	.05%	.05%	.05%	.05%
Expenses net of fee waivers, if any	.05%	.05%	.05%	.05%	.05%
Expenses net of all reductions	.05%	.05%	.05%	.05%	.05%
Net investment income (loss)	1.56%	1.61%	1.74%	1.49%	1.96%
Supplemental Data
Net assets, end of period (000 omitted)	$7,612,709	$6,277,503	$5,966,374	$5,059,904	$3,814,236
Portfolio turnover rateB	19%	16%	18%	47%	27%

 A Calculated based on average shares outstanding during the period.

 B Amounts do not include the activity of the Underlying Funds.

 C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom K® 2050 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Series Emerging Markets Fund Class F	10.0	10.0
Fidelity Series Equity-Income Fund Class F	10.0	9.9
Fidelity Series International Value Fund Class F	9.5	9.3
Fidelity Series International Growth Fund Class F	9.4	9.3
Fidelity Series Growth Company Fund Class F	8.2	8.3
Fidelity Series Stock Selector Large Cap Value Fund Class F	7.1	6.9
Fidelity Series Growth & Income Fund Class F	7.0	7.3
Fidelity Series Intrinsic Opportunities Fund Class F	6.3	5.7
Fidelity Series Opportunistic Insights Fund Class F	4.6	4.6
Fidelity Series Blue Chip Growth Fund Class F	4.2	5.0
	76.3	76.3

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	63.7%
International Equity Funds	31.1%
Bond Funds	4.2%
Short-Term Funds	1.0%

Six months ago
Domestic Equity Funds	64.0%
International Equity Funds	30.7%
Bond Funds	5.3%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom K® 2050 Fund

Investments March 31, 2017

Showing Percentage of Net Assets

Domestic Equity Funds - 63.7%
	Shares	Value
Fidelity Series 100 Index Fund Class F (a)	9,144,826	$140,921,772
Fidelity Series 1000 Value Index Fund Class F (a)	14,198,104	170,803,188
Fidelity Series All-Sector Equity Fund Class F (a)	21,474,172	265,850,250
Fidelity Series Blue Chip Growth Fund Class F (a)	21,278,446	271,300,189
Fidelity Series Commodity Strategy Fund Class F (a)(b)	20,329,259	108,761,537
Fidelity Series Equity-Income Fund Class F (a)	49,179,269	647,690,975
Fidelity Series Growth & Income Fund Class F (a)	30,952,149	455,615,638
Fidelity Series Growth Company Fund Class F (a)	36,300,868	535,074,791
Fidelity Series Intrinsic Opportunities Fund Class F (a)	25,586,989	411,438,776
Fidelity Series Opportunistic Insights Fund Class F (a)	18,388,809	297,530,937
Fidelity Series Real Estate Equity Fund Class F (a)	4,164,318	54,177,774
Fidelity Series Small Cap Discovery Fund Class F (a)	6,969,195	80,354,818
Fidelity Series Small Cap Opportunities Fund Class F (a)	16,855,322	241,705,313
Fidelity Series Stock Selector Large Cap Value Fund Class F (a)	36,151,296	461,290,535
TOTAL DOMESTIC EQUITY FUNDS
(Cost $3,479,978,513)		4,142,516,493

International Equity Funds - 31.1%
Fidelity Series Emerging Markets Fund Class F (a)	36,368,701	651,363,432
Fidelity Series International Growth Fund Class F (a)	43,804,074	614,571,162
Fidelity Series International Small Cap Fund Class F (a)	9,130,764	140,431,151
Fidelity Series International Value Fund Class F (a)	63,325,336	615,522,266
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $1,858,987,684)		2,021,888,011

Bond Funds - 4.2%
Fidelity Series Emerging Markets Debt Fund Class F (a)	4,435,946	45,379,730
Fidelity Series Floating Rate High Income Fund Class F (a)	1,680,508	15,981,632
Fidelity Series High Income Fund Class F (a)	10,210,211	98,120,128
Fidelity Series Inflation-Protected Bond Index Fund Class F (a)	5,398,810	53,394,229
Fidelity Series Investment Grade Bond Fund Class F (a)	2,634,748	29,430,136
Fidelity Series Long-Term Treasury Bond Index Fund Class F (a)	3,754	31,987
Fidelity Series Real Estate Income Fund Class F (a)	2,777,222	30,854,936
TOTAL BOND FUNDS
(Cost $270,498,194)		273,192,778

Short-Term Funds - 1.0%
Fidelity Series Government Money Market Fund Class F 0.58% (a)(c)	50,429,456	50,429,456
Fidelity Series Short-Term Credit Fund Class F (a)	1,671,494	16,664,796
TOTAL SHORT-TERM FUNDS
(Cost $67,090,413)		67,094,252
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $5,676,554,804)		6,504,691,534
NET OTHER ASSETS (LIABILITIES) - 0.0%		(255,573)
NET ASSETS - 100%		$6,504,435,961

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Investments Money Market Portfolio Class F	$1,693,060	$22,479	$1,715,539	$767	$--
Fidelity Series 100 Index Fund Class F	120,322,368	27,458,570	24,598,628	3,033,775	140,921,772
Fidelity Series 1000 Value Index Fund Class F	67,909,464	103,016,571	17,003,150	2,668,277	170,803,188
Fidelity Series All-Sector Equity Fund Class F	378,727,830	96,448,383	216,468,353	3,853,243	265,850,250
Fidelity Series Blue Chip Growth Fund Class F	262,908,796	56,072,666	90,771,936	1,214,475	271,300,189
Fidelity Series Commodity Strategy Fund Class F	67,450,509	48,715,910	13,054,623	--	108,761,537
Fidelity Series Emerging Markets Debt Fund Class F	34,123,688	12,621,239	4,137,717	2,444,304	45,379,730
Fidelity Series Emerging Markets Fund Class F	496,999,487	126,005,080	79,237,654	8,129,543	651,363,432
Fidelity Series Equity-Income Fund Class F	508,891,743	155,084,914	93,986,731	13,019,707	647,690,975
Fidelity Series Floating Rate High Income Fund Class F	13,406,769	3,451,837	1,686,395	667,059	15,981,632
Fidelity Series Government Money Market Fund Class F 0.58%	--	68,820,480	18,391,024	43,978	50,429,456
Fidelity Series Growth & Income Fund Class F	390,075,609	87,507,435	93,843,922	8,081,664	455,615,638
Fidelity Series Growth Company Fund Class F	463,703,528	29,210,655	51,001,002	1,318,139	535,074,791
Fidelity Series High Income Fund Class F	156,896,487	10,337,590	85,079,226	8,486,043	98,120,128
Fidelity Series Inflation-Protected Bond Index Fund Class F	26,730,468	31,611,592	4,556,170	54,242	53,394,229
Fidelity Series International Growth Fund Class F	479,097,382	175,255,969	69,661,565	7,720,965	614,571,162
Fidelity Series International Small Cap Fund Class F	112,334,536	40,736,737	16,295,257	1,565,375	140,431,151
Fidelity Series International Value Fund Class F	472,935,988	173,705,383	66,518,379	14,567,167	615,522,266
Fidelity Series Intrinsic Opportunities Fund Class F	286,187,905	80,727,601	--	4,987,312	411,438,776
Fidelity Series Investment Grade Bond Fund Class F	26,547,086	8,776,667	5,489,956	774,602	29,430,136
Fidelity Series Long-Term Treasury Bond Index Fund Class F	--	37,610	238	533	31,987
Fidelity Series Opportunistic Insights Fund Class F	253,304,138	62,883,705	47,859,216	515,747	297,530,937
Fidelity Series Real Estate Equity Fund Class F	47,043,723	20,084,693	9,321,847	982,579	54,177,774
Fidelity Series Real Estate Income Fund Class F	26,924,542	7,400,462	4,043,221	1,464,638	30,854,936
Fidelity Series Short-Term Credit Fund Class F	897,336	16,339,748	572,815	24,297	16,664,796
Fidelity Series Small Cap Discovery Fund Class F	68,050,543	16,653,082	15,279,087	467,189	80,354,818
Fidelity Series Small Cap Opportunities Fund Class F	204,035,803	47,561,259	46,580,567	1,469,084	241,705,313
Fidelity Series Stock Selector Large Cap Value Fund Class F	333,925,656	120,913,337	50,193,804	6,601,749	461,290,535
Total	$5,301,124,444	$1,627,461,654	$1,127,348,022	$94,156,453	$6,504,691,534

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom K® 2050 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2017
Assets
Investment in securities, at value (cost $5,676,554,804) — See accompanying schedule		$6,504,691,534
Receivable for investments sold		108,971,460
Receivable for fund shares sold		19,945,042
Total assets		6,633,608,036
Liabilities
Payable for investments purchased	$3,213,832
Payable for fund shares redeemed	125,702,864
Transfer agent fees payable	255,379
Total liabilities		129,172,075
Net Assets		$6,504,435,961
Net Assets consist of:
Paid in capital		$5,610,862,205
Undistributed net investment income		2,496,249
Accumulated undistributed net realized gain (loss) on investments		62,940,777
Net unrealized appreciation (depreciation) on investments		828,136,730
Net Assets, for 380,993,425 shares outstanding		$6,504,435,961
Net Asset Value, offering price and redemption price per share ($6,504,435,961 ÷ 380,993,425 shares)		$17.07

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2017
Investment Income
Income distributions from underlying funds		$94,156,453
Expenses
Transfer agent fees	$2,762,307
Independent trustees' fees and expenses	24,795
Total expenses		2,787,102
Net investment income (loss)		91,369,351
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	1,903,367
Capital gain distributions from underlying funds	95,531,975
Total net realized gain (loss)		97,435,342
Change in net unrealized appreciation (depreciation) on underlying funds		701,550,074
Net gain (loss)		798,985,416
Net increase (decrease) in net assets resulting from operations		$890,354,767

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2017	Year ended March 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$91,369,351	$79,634,715
Net realized gain (loss)	97,435,342	180,792,475
Change in net unrealized appreciation (depreciation)	701,550,074	(429,117,950)
Net increase (decrease) in net assets resulting from operations	890,354,767	(168,690,760)
Distributions to shareholders from net investment income	(92,095,216)	(80,071,316)
Distributions to shareholders from net realized gain	(124,935,498)	(182,049,358)
Total distributions	(217,030,714)	(262,120,674)
Share transactions
Proceeds from sales of shares	2,076,085,711	2,044,349,172
Reinvestment of distributions	217,030,714	262,120,674
Cost of shares redeemed	(1,762,928,310)	(1,429,888,301)
Net increase (decrease) in net assets resulting from share transactions	530,188,115	876,581,545
Total increase (decrease) in net assets	1,203,512,168	445,770,111
Net Assets
Beginning of period	5,300,923,793	4,855,153,682
End of period	$6,504,435,961	$5,300,923,793
Other Information
Undistributed net investment income end of period	$2,496,249	$3,222,114
Shares
Sold	130,074,202	130,157,193
Issued in reinvestment of distributions	14,147,757	16,318,539
Redeemed	(110,334,488)	(90,608,508)
Net increase (decrease)	33,887,471	55,867,224

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Freedom K 2050 Fund

Years ended March 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$15.27	$16.67	$17.05	$15.07	$14.11
Income from Investment Operations
Net investment income (loss)A	.25	.25	.29	.24	.27
Net realized and unrealized gain (loss)	2.15	(.80)	.98	2.07	1.13
Total from investment operations	2.40	(.55)	1.27	2.31	1.40
Distributions from net investment income	(.25)	(.25)	(.48)	(.02)	(.25)
Distributions from net realized gain	(.36)	(.60)	(1.17)	(.31)	(.20)
Total distributions	(.60)B	(.85)	(1.65)	(.33)	(.44)C
Net asset value, end of period	$17.07	$15.27	$16.67	$17.05	$15.07
Total Return	16.21%	(3.52)%	8.09%	15.60%	10.26%
Ratios to Average Net AssetsD,E
Expenses before reductions	.05%	.05%	.05%	.05%	.05%
Expenses net of fee waivers, if any	.05%	.05%	.05%	.05%	.05%
Expenses net of all reductions	.05%	.05%	.05%	.05%	.05%
Net investment income (loss)	1.55%	1.61%	1.75%	1.49%	1.94%
Supplemental Data
Net assets, end of period (000 omitted)	$6,504,436	$5,300,924	$4,855,154	$3,950,241	$2,918,045
Portfolio turnover rateD	19%	15%	17%	48%	29%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.60 per share is comprised of distributions from net investment income of $.245 and distributions from net realized gain of $.356 per share.

 C Total distributions of $.44 per share is comprised of distributions from net investment income of $.245 and distributions from net realized gain of $.198 per share.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom K® 2055 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Series Emerging Markets Fund Class F	10.0	10.0
Fidelity Series Equity-Income Fund Class F	10.0	9.9
Fidelity Series International Value Fund Class F	9.5	9.3
Fidelity Series International Growth Fund Class F	9.4	9.3
Fidelity Series Growth Company Fund Class F	8.2	8.2
Fidelity Series Stock Selector Large Cap Value Fund Class F	7.1	6.9
Fidelity Series Growth & Income Fund Class F	7.0	7.3
Fidelity Series Intrinsic Opportunities Fund Class F	6.3	5.8
Fidelity Series Opportunistic Insights Fund Class F	4.6	4.7
Fidelity Series Blue Chip Growth Fund Class F	4.2	5.0
	76.3	76.4

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	63.7%
International Equity Funds	31.1%
Bond Funds	4.2%
Short-Term Funds	1.0%

Six months ago
Domestic Equity Funds	64.0%
International Equity Funds	30.7%
Bond Funds	5.2%
Short-Term Funds	0.1%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom K® 2055 Fund

Investments March 31, 2017

Showing Percentage of Net Assets

Domestic Equity Funds - 63.7%
	Shares	Value
Fidelity Series 100 Index Fund Class F (a)	2,981,987	$45,952,424
Fidelity Series 1000 Value Index Fund Class F (a)	4,638,847	55,805,329
Fidelity Series All-Sector Equity Fund Class F (a)	7,003,384	86,701,898
Fidelity Series Blue Chip Growth Fund Class F (a)	6,938,177	88,461,758
Fidelity Series Commodity Strategy Fund Class F (a)(b)	6,784,480	36,296,968
Fidelity Series Equity-Income Fund Class F (a)	16,024,295	211,039,960
Fidelity Series Growth & Income Fund Class F (a)	10,103,782	148,727,674
Fidelity Series Growth Company Fund Class F (a)	11,813,384	174,129,281
Fidelity Series Intrinsic Opportunities Fund Class F (a)	8,356,202	134,367,728
Fidelity Series Opportunistic Insights Fund Class F (a)	5,996,144	97,017,608
Fidelity Series Real Estate Equity Fund Class F (a)	1,378,855	17,938,901
Fidelity Series Small Cap Discovery Fund Class F (a)	2,272,123	26,197,574
Fidelity Series Small Cap Opportunities Fund Class F (a)	5,483,721	78,636,566
Fidelity Series Stock Selector Large Cap Value Fund Class F (a)	11,775,209	150,251,661
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,205,753,469)		1,351,525,330

International Equity Funds - 31.1%
Fidelity Series Emerging Markets Fund Class F (a)	11,846,697	212,174,349
Fidelity Series International Growth Fund Class F (a)	14,284,288	200,408,559
Fidelity Series International Small Cap Fund Class F (a)	2,977,516	45,794,193
Fidelity Series International Value Fund Class F (a)	20,649,972	200,717,732
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $625,355,436)		659,094,833

Bond Funds - 4.2%
Fidelity Series Emerging Markets Debt Fund Class F (a)	1,420,825	14,535,041
Fidelity Series Floating Rate High Income Fund Class F (a)	550,188	5,232,288
Fidelity Series High Income Fund Class F (a)	3,327,455	31,976,840
Fidelity Series Inflation-Protected Bond Index Fund Class F (a)	1,731,231	17,121,874
Fidelity Series Investment Grade Bond Fund Class F (a)	893,729	9,982,952
Fidelity Series Long-Term Treasury Bond Index Fund Class F (a)	1,221	10,399
Fidelity Series Real Estate Income Fund Class F (a)	905,629	10,061,539
TOTAL BOND FUNDS
(Cost $87,996,717)		88,920,933

Short-Term Funds - 1.0%
Fidelity Series Government Money Market Fund Class F 0.58% (a)(c)	16,406,677	16,406,677
Fidelity Series Short-Term Credit Fund Class F (a)	527,857	5,262,733
TOTAL SHORT-TERM FUNDS
(Cost $21,667,633)		21,669,410
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $1,940,773,255)		2,121,210,506
NET OTHER ASSETS (LIABILITIES) - 0.0%		(82,543)
NET ASSETS - 100%		$2,121,127,963

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Investments Money Market Portfolio Class F	$455,531	$10,676	$466,207	$211	$--
Fidelity Series 100 Index Fund Class F	31,840,693	15,989,399	7,167,524	922,936	45,952,424
Fidelity Series 1000 Value Index Fund Class F	17,957,432	37,276,008	4,438,022	815,296	55,805,329
Fidelity Series All-Sector Equity Fund Class F	100,298,308	43,929,125	59,038,172	1,173,357	86,701,898
Fidelity Series Blue Chip Growth Fund Class F	69,568,514	33,041,214	27,255,464	360,749	88,461,758
Fidelity Series Commodity Strategy Fund Class F	18,119,907	23,718,621	6,950,790	--	36,296,968
Fidelity Series Emerging Markets Debt Fund Class F	8,977,559	5,710,487	931,163	716,649	14,535,041
Fidelity Series Emerging Markets Fund Class F	131,834,459	69,456,614	21,552,880	2,471,706	212,174,349
Fidelity Series Equity-Income Fund Class F	134,711,174	79,211,188	25,438,879	3,778,708	211,039,960
Fidelity Series Floating Rate High Income Fund Class F	3,529,277	1,867,036	389,733	195,877	5,232,288
Fidelity Series Government Money Market Fund Class F 0.58%	--	21,672,665	5,265,988	12,856	16,406,677
Fidelity Series Growth & Income Fund Class F	103,294,695	51,319,238	27,143,327	2,325,852	148,727,674
Fidelity Series Growth Company Fund Class F	122,398,793	35,643,397	11,199,809	397,282	174,129,281
Fidelity Series High Income Fund Class F	40,725,138	8,026,620	21,270,024	2,434,420	31,976,840
Fidelity Series Inflation-Protected Bond Index Fund Class F	7,134,800	11,118,374	1,027,071	15,609	17,121,874
Fidelity Series International Growth Fund Class F	127,082,347	80,848,990	16,907,390	2,346,000	200,408,559
Fidelity Series International Small Cap Fund Class F	29,763,064	18,797,859	3,992,772	476,348	45,794,193
Fidelity Series International Value Fund Class F	125,354,254	80,208,379	15,706,290	4,424,942	200,717,732
Fidelity Series Intrinsic Opportunities Fund Class F	75,785,277	45,234,883	--	1,488,682	134,367,728
Fidelity Series Investment Grade Bond Fund Class F	7,028,055	4,669,233	1,582,922	231,367	9,982,952
Fidelity Series Long-Term Treasury Bond Index Fund Class F	--	12,231	114	172	10,399
Fidelity Series Opportunistic Insights Fund Class F	67,151,661	34,838,163	13,876,223	156,910	97,017,608
Fidelity Series Real Estate Equity Fund Class F	12,374,986	9,079,850	2,454,166	290,054	17,938,901
Fidelity Series Real Estate Income Fund Class F	7,024,423	3,843,939	963,088	426,465	10,061,539
Fidelity Series Short-Term Credit Fund Class F	244,180	5,172,304	154,037	8,093	5,262,733
Fidelity Series Small Cap Discovery Fund Class F	17,994,303	9,084,963	4,079,709	138,258	26,197,574
Fidelity Series Small Cap Opportunities Fund Class F	54,016,664	27,088,526	13,194,013	435,948	78,636,566
Fidelity Series Stock Selector Large Cap Value Fund Class F	88,836,599	58,017,560	13,272,252	2,014,095	150,251,661
Total	$1,403,502,093	$814,887,542	$305,718,029	$28,058,842	$2,121,210,506

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom K® 2055 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2017
Assets
Investment in securities, at value (cost $1,940,773,255) — See accompanying schedule		$2,121,210,506
Receivable for investments sold		42,902,715
Receivable for fund shares sold		10,883,777
Total assets		2,174,996,998
Liabilities
Payable for investments purchased	$6,215,191
Payable for fund shares redeemed	47,571,298
Transfer agent fees payable	82,546
Total liabilities		53,869,035
Net Assets		$2,121,127,963
Net Assets consist of:
Paid in capital		$1,924,031,371
Undistributed net investment income		845,790
Accumulated undistributed net realized gain (loss) on investments		15,813,551
Net unrealized appreciation (depreciation) on investments		180,437,251
Net Assets, for 167,305,493 shares outstanding		$2,121,127,963
Net Asset Value, offering price and redemption price per share ($2,121,127,963 ÷ 167,305,493 shares)		$12.68

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2017
Investment Income
Income distributions from underlying funds		$28,058,842
Expenses
Transfer agent fees	$814,810
Independent trustees' fees and expenses	7,159
Total expenses		821,969
Net investment income (loss)		27,236,873
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(5,087,304)
Capital gain distributions from underlying funds	29,324,339
Total net realized gain (loss)		24,237,035
Change in net unrealized appreciation (depreciation) on underlying funds		213,626,191
Net gain (loss)		237,863,226
Net increase (decrease) in net assets resulting from operations		$265,100,099

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2017	Year ended March 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$27,236,873	$18,459,428
Net realized gain (loss)	24,237,035	40,771,386
Change in net unrealized appreciation (depreciation)	213,626,191	(92,514,314)
Net increase (decrease) in net assets resulting from operations	265,100,099	(33,283,500)
Distributions to shareholders from net investment income	(27,134,477)	(18,415,927)
Distributions to shareholders from net realized gain	(30,720,628)	(34,769,994)
Total distributions	(57,855,105)	(53,185,921)
Share transactions
Proceeds from sales of shares	1,007,961,130	827,659,879
Reinvestment of distributions	57,855,105	53,185,921
Cost of shares redeemed	(555,383,068)	(364,187,946)
Net increase (decrease) in net assets resulting from share transactions	510,433,167	516,657,854
Total increase (decrease) in net assets	717,678,161	430,188,433
Net Assets
Beginning of period	1,403,449,802	973,261,369
End of period	$2,121,127,963	$1,403,449,802
Other Information
Undistributed net investment income end of period	$845,790	$743,394
Shares
Sold	84,889,125	71,572,505
Issued in reinvestment of distributions	5,058,258	4,493,278
Redeemed	(46,737,557)	(31,260,290)
Net increase (decrease)	43,209,826	44,805,493

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Freedom K 2055 Fund

Years ended March 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$11.31	$12.27	$12.21	$10.64	$9.84
Income from Investment Operations
Net investment income (loss)A	.19	.19	.21	.17	.22
Net realized and unrealized gain (loss)	1.59	(.59)	.72	1.53	.79
Total from investment operations	1.78	(.40)	.93	1.70	1.01
Distributions from net investment income	(.18)	(.18)	(.30)	(.01)	(.15)
Distributions from net realized gain	(.24)	(.38)	(.57)	(.12)	(.06)
Total distributions	(.41)B	(.56)	(.87)	(.13)	(.21)
Net asset value, end of period	$12.68	$11.31	$12.27	$12.21	$10.64
Total Return	16.21%	(3.47)%	8.03%	16.15%	10.48%
Ratios to Average Net AssetsC,D
Expenses before reductions	.05%	.05%	.05%	.05%	.05%
Expenses net of fee waivers, if any	.05%	.05%	.05%	.05%	.05%
Expenses net of all reductions	.05%	.05%	.05%	.05%	.05%
Net investment income (loss)	1.57%	1.63%	1.78%	1.50%	2.17%
Supplemental Data
Net assets, end of period (000 omitted)	$2,121,128	$1,403,450	$973,261	$549,301	$208,573
Portfolio turnover rateC	18%	13%	16%	45%	27%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.41 per share is comprised of distributions from net investment income of $.176 and distributions from net realized gain of $.237 per share.

 C Amounts do not include the activity of the Underlying Funds.

 D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom K® 2060 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Series Emerging Markets Fund Class F	10.0	10.0
Fidelity Series Equity-Income Fund Class F	9.9	10.1
Fidelity Series International Value Fund Class F	9.5	9.3
Fidelity Series International Growth Fund Class F	9.4	9.3
Fidelity Series Growth Company Fund Class F	8.2	7.7
Fidelity Series Stock Selector Large Cap Value Fund Class F	7.1	7.0
Fidelity Series Growth & Income Fund Class F	7.0	7.5
Fidelity Series Intrinsic Opportunities Fund Class F	6.4	5.8
Fidelity Series Opportunistic Insights Fund Class F	4.6	4.8
Fidelity Series Blue Chip Growth Fund Class F	4.2	5.1
	76.3	76.6

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	63.7%
International Equity Funds	31.1%
Bond Funds	4.1%
Short-Term Funds	1.1%

Six months ago
Domestic Equity Funds	64.0%
International Equity Funds	30.7%
Bond Funds	5.2%
Short-Term Funds	0.1%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom K® 2060 Fund

Investments March 31, 2017

Showing Percentage of Net Assets

Domestic Equity Funds - 63.7%
	Shares	Value
Fidelity Series 100 Index Fund Class F (a)	361,193	$5,565,977
Fidelity Series 1000 Value Index Fund Class F (a)	564,584	6,791,949
Fidelity Series All-Sector Equity Fund Class F (a)	848,498	10,504,407
Fidelity Series Blue Chip Growth Fund Class F (a)	840,020	10,710,260
Fidelity Series Commodity Strategy Fund Class F (a)(b)	814,138	4,355,636
Fidelity Series Equity-Income Fund Class F (a)	1,939,889	25,548,337
Fidelity Series Growth & Income Fund Class F (a)	1,226,565	18,055,033
Fidelity Series Growth Company Fund Class F (a)	1,420,952	20,944,834
Fidelity Series Intrinsic Opportunities Fund Class F (a)	1,024,286	16,470,513
Fidelity Series Opportunistic Insights Fund Class F (a)	725,963	11,746,087
Fidelity Series Real Estate Equity Fund Class F (a)	167,664	2,181,313
Fidelity Series Small Cap Discovery Fund Class F (a)	275,857	3,180,630
Fidelity Series Small Cap Opportunities Fund Class F (a)	661,989	9,492,923
Fidelity Series Stock Selector Large Cap Value Fund Class F (a)	1,428,895	18,232,698
TOTAL DOMESTIC EQUITY FUNDS
(Cost $151,528,794)		163,780,597

International Equity Funds - 31.1%
Fidelity Series Emerging Markets Fund Class F (a)	1,439,397	25,779,593
Fidelity Series International Growth Fund Class F (a)	1,730,615	24,280,529
Fidelity Series International Small Cap Fund Class F (a)	360,744	5,548,240
Fidelity Series International Value Fund Class F (a)	2,501,840	24,317,888
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $74,984,568)		79,926,250

Bond Funds - 4.1%
Fidelity Series Emerging Markets Debt Fund Class F (a)	163,290	1,670,459
Fidelity Series Floating Rate High Income Fund Class F (a)	64,686	615,160
Fidelity Series High Income Fund Class F (a)	401,412	3,857,570
Fidelity Series Inflation-Protected Bond Index Fund Class F (a)	210,166	2,078,539
Fidelity Series Investment Grade Bond Fund Class F (a)	103,282	1,153,657
Fidelity Series Long-Term Treasury Bond Index Fund Class F (a)	122	1,038
Fidelity Series Real Estate Income Fund Class F (a)	109,717	1,218,952
TOTAL BOND FUNDS
(Cost $10,245,390)		10,595,375

Short-Term Funds - 1.1%
Fidelity Series Government Money Market Fund Class F 0.58% (a)(c)	2,059,213	2,059,213
Fidelity Series Short-Term Credit Fund Class F (a)	64,372	641,787
TOTAL SHORT-TERM FUNDS
(Cost $2,700,827)		2,701,000
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $239,459,579)		257,003,222
NET OTHER ASSETS (LIABILITIES) - 0.0%		(9,805)
NET ASSETS - 100%		$256,993,417

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Investments Money Market Portfolio Class F	$28,941	$1,712	$30,653	$14	$--
Fidelity Series 100 Index Fund Class F	2,024,736	3,871,051	830,519	93,635	5,565,977
Fidelity Series 1000 Value Index Fund Class F	1,140,384	5,663,139	473,431	83,669	6,791,949
Fidelity Series All-Sector Equity Fund Class F	6,385,886	8,831,346	4,658,894	119,475	10,504,407
Fidelity Series Blue Chip Growth Fund Class F	4,432,129	8,041,284	3,079,418	33,011	10,710,260
Fidelity Series Commodity Strategy Fund Class F	1,149,762	3,745,701	591,075	--	4,355,636
Fidelity Series Emerging Markets Debt Fund Class F	552,919	1,131,540	72,794	63,337	1,670,459
Fidelity Series Emerging Markets Fund Class F	8,387,755	15,986,651	1,749,113	249,255	25,779,593
Fidelity Series Equity-Income Fund Class F	8,580,542	18,036,843	3,000,795	330,999	25,548,337
Fidelity Series Floating Rate High Income Fund Class F	222,236	404,554	28,727	17,677	615,160
Fidelity Series Government Money Market Fund Class F 0.58%	--	2,631,793	572,580	1,476	2,059,213
Fidelity Series Growth & Income Fund Class F	6,575,813	12,527,563	3,002,914	197,392	18,055,033
Fidelity Series Growth Company Fund Class F	7,666,635	11,322,592	460,671	38,670	20,944,834
Fidelity Series High Income Fund Class F	2,651,390	3,047,388	2,222,005	220,680	3,857,570
Fidelity Series Inflation-Protected Bond Index Fund Class F	454,250	1,723,296	87,827	1,334	2,078,539
Fidelity Series International Growth Fund Class F	8,062,474	16,420,381	1,243,537	236,839	24,280,529
Fidelity Series International Small Cap Fund Class F	1,881,464	3,781,698	269,530	48,037	5,548,240
Fidelity Series International Value Fund Class F	8,003,809	16,344,806	1,161,080	446,359	24,317,888
Fidelity Series Intrinsic Opportunities Fund Class F	4,982,637	10,260,761	61,341	139,545	16,470,513
Fidelity Series Investment Grade Bond Fund Class F	447,320	910,253	188,157	20,835	1,153,657
Fidelity Series Long-Term Treasury Bond Index Fund Class F	--	1,425	207	18	1,038
Fidelity Series Opportunistic Insights Fund Class F	4,273,907	8,351,564	1,781,160	15,907	11,746,087
Fidelity Series Real Estate Equity Fund Class F	788,241	1,703,765	211,330	26,134	2,181,313
Fidelity Series Real Estate Income Fund Class F	433,286	846,579	72,068	37,843	1,218,952
Fidelity Series Short-Term Credit Fund Class F	15,606	631,151	5,030	818	641,787
Fidelity Series Small Cap Discovery Fund Class F	1,142,780	2,167,078	413,253	12,602	3,180,630
Fidelity Series Small Cap Opportunities Fund Class F	3,437,265	6,519,411	1,422,796	40,095	9,492,923
Fidelity Series Stock Selector Large Cap Value Fund Class F	5,621,011	12,826,557	1,727,280	206,398	18,232,698
Total	$89,343,178	$177,731,882	$29,418,185	$2,682,054	$257,003,222

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom K® 2060 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2017
Assets
Investment in securities, at value (cost $239,459,579) — See accompanying schedule		$257,003,222
Cash		4
Receivable for investments sold		6,585,316
Receivable for fund shares sold		2,558,060
Total assets		266,146,602
Liabilities
Payable for investments purchased	$1,789,967
Payable for fund shares redeemed	7,353,410
Transfer agent fees payable	9,808
Total liabilities		9,153,185
Net Assets		$256,993,417
Net Assets consist of:
Paid in capital		$237,298,068
Undistributed net investment income		85,824
Accumulated undistributed net realized gain (loss) on investments		2,065,882
Net unrealized appreciation (depreciation) on investments		17,543,643
Net Assets, for 23,162,873 shares outstanding		$256,993,417
Net Asset Value, offering price and redemption price per share ($256,993,417 ÷ 23,162,873 shares)		$11.10

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2017
Investment Income
Income distributions from underlying funds		$2,682,054
Expenses
Transfer agent fees	$74,370
Independent trustees' fees and expenses	613
Total expenses		74,983
Net investment income (loss)		2,607,071
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(378,910)
Capital gain distributions from underlying funds	3,051,977
Total net realized gain (loss)		2,673,067
Change in net unrealized appreciation (depreciation) on underlying funds		19,725,257
Net gain (loss)		22,398,324
Net increase (decrease) in net assets resulting from operations		$25,005,395

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2017	Year ended March 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,607,071	$741,111
Net realized gain (loss)	2,673,067	1,556,506
Change in net unrealized appreciation (depreciation)	19,725,257	(2,186,118)
Net increase (decrease) in net assets resulting from operations	25,005,395	111,499
Distributions to shareholders from net investment income	(2,565,104)	(699,611)
Distributions to shareholders from net realized gain	(1,592,109)	(595,478)
Total distributions	(4,157,213)	(1,295,089)
Share transactions
Proceeds from sales of shares	212,175,620	102,207,896
Reinvestment of distributions	4,157,213	1,295,089
Cost of shares redeemed	(69,527,572)	(21,094,836)
Net increase (decrease) in net assets resulting from share transactions	146,805,261	82,408,149
Total increase (decrease) in net assets	167,653,443	81,224,559
Net Assets
Beginning of period	89,339,974	8,115,415
End of period	$256,993,417	$89,339,974
Other Information
Undistributed net investment income end of period	$85,824	$43,857
Shares
Sold	20,316,423	10,315,507
Issued in reinvestment of distributions	410,344	129,296
Redeemed	(6,647,000)	(2,139,479)
Net increase (decrease)	14,079,767	8,305,324

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Freedom K 2060 Fund

Years ended March 31,	2017	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$9.84	$10.43	$10.00
Income from Investment Operations
Net investment income (loss)B	.17	.17	.05
Net realized and unrealized gain (loss)	1.39	(.52)	.55
Total from investment operations	1.56	(.35)	.60
Distributions from net investment income	(.14)	(.12)	(.09)
Distributions from net realized gain	(.15)	(.12)	(.07)
Total distributions	(.30)C	(.24)	(.17)D
Net asset value, end of period	$11.10	$9.84	$10.43
Total ReturnE	16.19%	(3.42)%	5.99%
Ratios to Average Net AssetsF,G
Expenses before reductions	.05%	.05%	.05%H
Expenses net of fee waivers, if any	.05%	.05%	.05%H
Expenses net of all reductions	.05%	.05%	.05%H
Net investment income (loss)	1.65%	1.78%	.71%H
Supplemental Data
Net assets, end of period (000 omitted)	$256,993	$89,340	$8,115
Portfolio turnover rateF	18%	18%	15%H

 A For the period August 5, 2014 (commencement of operations) to March 31, 2015.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.30 per share is comprised of distributions from net investment income of $.144 and distributions from net realized gain of $.154 per share.

 D Total distributions of $.17 per share is comprised of distributions from net investment income of $.093 and distributions from net realized gain of $.073 per share.

 E Total returns for periods of less than one year are not annualized.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended March 31, 2017

1. Organization.

Fidelity Freedom K Income Fund, Fidelity Freedom K 2005 Fund, Fidelity Freedom K 2010 Fund, Fidelity Freedom K 2015 Fund, Fidelity Freedom K 2020 Fund, Fidelity Freedom K 2025 Fund, Fidelity Freedom K 2030 Fund, Fidelity Freedom K 2035 Fund, Fidelity Freedom K 2040 Fund, Fidelity Freedom K 2045 Fund, Fidelity Freedom K 2050 Fund, Fidelity Freedom K 2055 Fund and Fidelity Freedom K 2060 Fund (the Funds) are funds of Fidelity Aberdeen Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Funds invest primarily in a combination of other Fidelity equity, bond, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR).

2. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of March 31, 2017, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities
Fidelity Freedom K Income Fund	$1,534,819,347	$91,020,033	$(18,446,520)	$72,573,513
Fidelity Freedom K 2005 Fund	375,869,030	33,028,628	(4,505,234)	28,523,394
Fidelity Freedom K 2010 Fund	2,353,199,943	292,551,554	(25,745,585)	266,805,969
Fidelity Freedom K 2015 Fund	4,431,826,465	619,957,548	(53,636,098)	566,321,450
Fidelity Freedom K 2020 Fund	14,570,717,942	1,999,172,312	(192,245,715)	1,806,926,597
Fidelity Freedom K 2025 Fund	12,816,982,429	1,727,790,293	(162,547,239)	1,565,243,054
Fidelity Freedom K 2030 Fund	14,635,933,813	2,402,145,041	$(145,406,635)	2,256,738,406
Fidelity Freedom K 2035 Fund	9,988,449,248	1,720,333,389	(85,143,636)	1,635,189,753
Fidelity Freedom K 2040 Fund	10,444,872,416	1,879,621,369	(88,179,086)	1,791,442,283
Fidelity Freedom K 2045 Fund	6,629,991,911	1,036,300,068	(53,284,023)	983,016,045
Fidelity Freedom K 2050 Fund	5,699,210,322	850,978,397	(45,497,185)	805,481,212
Fidelity Freedom K 2055 Fund	1,948,534,368	190,345,450	(17,669,312)	172,676,138
Fidelity Freedom K 2060 Fund	240,180,119	17,802,832	(979,729)	16,823,103

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Undistributed long-term capital gain	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Freedom K Income Fund	$3,157,172	$10,960,527	$72,573,513
Fidelity Freedom K 2005 Fund	1,625,824	4,220,057	28,523,394
Fidelity Freedom K 2010 Fund	9,933,724	45,574,445	266,805,969
Fidelity Freedom K 2015 Fund	17,487,008	84,419,895	566,321,450
Fidelity Freedom K 2020 Fund	43,610,730	236,440,475	1,806,926,597
Fidelity Freedom K 2025 Fund	34,288,172	183,101,854	1,565,243,054
Fidelity Freedom K 2030 Fund	28,707,585	273,884,996	2,256,738,406
Fidelity Freedom K 2035 Fund	12,309,030	162,684,698	1,635,189,753
Fidelity Freedom K 2040 Fund	11,957,189	177,611,554	1,791,442,283
Fidelity Freedom K 2045 Fund	7,489,100	97,108,268	983,016,045
Fidelity Freedom K 2050 Fund	6,081,771	82,010,773	805,481,212
Fidelity Freedom K 2055 Fund	2,239,688	22,180,767	172,676,138
Fidelity Freedom K 2060 Fund	305,979	2,566,267	16,823,103

The tax character of distributions paid was as follows:

March 31, 2017
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Freedom K Income Fund	$31,017,366	$15,070,608	$46,087,974
Fidelity Freedom K 2005 Fund	8,170,949	5,874,252	14,045,201
Fidelity Freedom K 2010 Fund	55,412,966	57,252,638	112,665,604
Fidelity Freedom K 2015 Fund	105,044,418	103,303,864	208,348,282
Fidelity Freedom K 2020 Fund	315,591,421	316,494,514	632,085,935
Fidelity Freedom K 2025 Fund	255,348,429	259,317,704	514,666,133
Fidelity Freedom K 2030 Fund	285,710,600	363,274,754	648,985,354
Fidelity Freedom K 2035 Fund	174,756,407	235,195,893	409,952,300
Fidelity Freedom K 2040 Fund	187,628,055	257,267,904	444,895,959
Fidelity Freedom K 2045 Fund	114,989,618	143,295,203	258,284,821
Fidelity Freedom K 2050 Fund	98,397,542	118,633,172	217,030,714
Fidelity Freedom K 2055 Fund	29,070,852	28,784,253	57,855,105
Fidelity Freedom K 2060 Fund	2,739,563	1,417,650	4,157,213

March 31, 2016
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Freedom K Income Fund	$39,050,106	$32,564,148	$71,614,254
Fidelity Freedom K 2005 Fund	9,246,076	10,620,024	19,866,100
Fidelity Freedom K 2010 Fund	67,091,046	143,869,688	210,960,734
Fidelity Freedom K 2015 Fund	127,517,690	227,061,259	354,578,949
Fidelity Freedom K 2020 Fund	342,011,333	501,965,385	843,976,718
Fidelity Freedom K 2025 Fund	269,466,959	386,931,662	656,398,621
Fidelity Freedom K 2030 Fund	316,457,602	554,416,890	870,874,492
Fidelity Freedom K 2035 Fund	200,308,168	352,888,122	553,196,290
Fidelity Freedom K 2040 Fund	213,620,484	383,884,821	597,505,305
Fidelity Freedom K 2045 Fund	121,838,332	202,330,725	324,169,057
Fidelity Freedom K 2050 Fund	100,806,414	161,314,260	262,120,674
Fidelity Freedom K 2055 Fund	23,091,354	30,094,567	53,185,921
Fidelity Freedom K 2060 Fund	870,918	424,171	1,295,089

3. Purchases and Redemptions of Underlying Fund Shares.

Purchases and redemptions of the Underlying Fund shares are noted in the table below.

	Purchases ($)	Redemptions ($)
Fidelity Freedom K Income Fund	593,704,288	710,852,561
Fidelity Freedom K 2005 Fund	158,474,035	192,764,384
Fidelity Freedom K 2010 Fund	668,028,239	1,156,543,866
Fidelity Freedom K 2015 Fund	1,154,347,705	2,076,406,251
Fidelity Freedom K 2020 Fund	3,349,438,705	4,446,433,250
Fidelity Freedom K 2025 Fund	3,370,805,137	3,007,112,169
Fidelity Freedom K 2030 Fund	3,339,618,355	3,508,868,771
Fidelity Freedom K 2035 Fund	2,450,730,943	2,126,560,665
Fidelity Freedom K 2040 Fund	2,370,720,947	2,208,189,203
Fidelity Freedom K 2045 Fund	1,827,217,014	1,317,988,128
Fidelity Freedom K 2050 Fund	1,627,461,654	1,127,348,022
Fidelity Freedom K 2055 Fund	814,887,542	305,718,029
Fidelity Freedom K 2060 Fund	177,731,882	29,418,185

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR Co., (the investment adviser), an affiliate of FMR, provides the Funds with investment management related services. The Funds do not pay any fees for these services.

The Board of Trustees and shareholders approved an amended and restated management contract for each Fund effective June 1, 2017. Under the management contract, each Fund will pay a monthly management fee that is set at an annual rate by referring to a Fund’s target retirement date, such that the management fee rate applicable to each Fund is reduced as the fund approaches, and then passes, its target retirement date. Under the management contract, each Fund’s investment adviser will pay all ordinary operating expenses of the Fund, except fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses. The management fee will be reduced by an amount equal to the fees and expenses paid by the Funds to the independent Trustees. In addition, the Board and shareholders of each Underlying Fund approved a new management contract, effective June 1, 2017. Under the management contract, each Underlying Fund will no longer pay a management fee, and most of each Underlying Fund’s ordinary operating expenses will be borne by the investment adviser. Effective June 1, 2017, each Fund will pay a management fee as set forth below.

Annual % of Average Net Assets
Fidelity Freedom K Income Fund	.415%
Fidelity Freedom K 2005 Fund	.435%
Fidelity Freedom K 2010 Fund	.468%
Fidelity Freedom K 2015 Fund	.503%
Fidelity Freedom K 2020 Fund	.538%
Fidelity Freedom K 2025 Fund	.573%
Fidelity Freedom K 2030 Fund	.608%
Fidelity Freedom K 2035 Fund	.643%
Fidelity Freedom K 2040 Fund	.643%
Fidelity Freedom K 2045 Fund	.643%
Fidelity Freedom K 2050 Fund	.643%
Fidelity Freedom K 2055 Fund	.643%
Fidelity Freedom K 2060 Fund	.643%

Other Transactions. The investment adviser has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of each Fund. Pursuant to this agreement, FMR pays all expenses of each Fund, excluding transfer agent fees, compensation of the independent Trustees and certain other expenses such as interest expense. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each Fund. The Funds do not pay any fees for these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Funds' transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee of .05% based on each Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

5. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Funds within their principal investment strategies may represent a significant portion of the Underlying Fund's net assets. At the end of the period, the following Funds were the owners of record of 10% or more of the total outstanding shares of the Underlying Funds.

Fund	Fidelity Freedom K 2020 Fund	Fidelity Freedom K 2025 Fund	Fidelity Freedom K 2030 Fund
Fidelity Series 1000 Value Index Fund	–%	–%	10%
Fidelity Series Blue Chip Growth Fund	–%	–%	11%
Fidelity Series Equity-Income Fund	–%	–%	11%
Fidelity Series Government Money Market Fund	14%	–%	–%
Fidelity Series Growth & Income Fund	–%	–%	11%
Fidelity Series Growth Company Fund	–%	–%	11%
Fidelity Series Intrinsic Opportunities Fund	–%	–%	11%
Fidelity Series Investment Grade Bond Fund	16%	12%	–%
Fidelity Series Long-Term Treasury Bond Index Fund	17%	12%	–%
Fidelity Series Opportunistic Insights Fund	–%	–%	11%
Fidelity Series Short-Term Credit Fund	17%	11%	–%
Fidelity Series Small Cap Discovery Fund	–%	–%	11%
Fidelity Series Stock Selector Large Cap Value Fund	–%	–%	11%

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Underlying Funds.

Fund	% of shares held
Fidelity Series 100 Index Fund	51%
Fidelity Series 1000 Value Index Fund	57%
Fidelity Series All-Sector Equity Fund	54%
Fidelity Series Blue Chip Growth Fund	58%
Fidelity Series Commodity Strategy Fund	45%
Fidelity Series Emerging Markets Debt Fund	53%
Fidelity Series Emerging Markets Fund	53%
Fidelity Series Equity-Income Fund	61%
Fidelity Series Floating Rate High Income Fund	54%
Fidelity Series Government Money Market Fund	44%
Fidelity Series Growth & Income Fund	61%
Fidelity Series Growth Company Fund	60%
Fidelity Series High Income Fund	53%
Fidelity Series Inflation-Protected Bond Index Fund	45%
Fidelity Series International Growth Fund	54%
Fidelity Series International Small Cap Fund	55%
Fidelity Series International Value Fund	54%
Fidelity Series Intrinsic Opportunities Fund	61%
Fidelity Series Investment Grade Bond Fund	50%
Fidelity Series Long-Term Treasury Bond Index Fund	50%
Fidelity Series Opportunistic Insights Fund	61%
Fidelity Series Real Estate Equity Fund	55%
Fidelity Series Real Estate Income Fund	53%
Fidelity Series Short-Term Credit Fund	53%
Fidelity Series Small Cap Discovery Fund	60%
Fidelity Series Small Cap Opportunities Fund	55%
Fidelity Series Stock Selector Large Cap Value Fund	60%

6. Proposed Reorganization.

The Board of Trustees of the Funds approved an Agreement and Plan of Reorganization (the Agreement) between the Funds and Fidelity Freedom Funds (Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050, 2055 and 2060 Funds). The Agreement provides for the transfer of all the assets and the assumption of all the liabilities of the Funds in exchange for corresponding shares of each of the Fidelity Freedom Funds equal in value to the net assets of the Funds on the day the reorganization is effective. The reorganization does not require shareholder approval and is expected to become effective on or about September 8, 2017. The reorganization is expected to qualify as a tax-free transaction for federal income tax purposes with no gain or loss recognized by the funds or their shareholders.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Aberdeen Street Trust and the Shareholders of Fidelity Freedom K Income Fund, Fidelity Freedom K 2005 Fund, Fidelity Freedom K 2010 Fund, Fidelity Freedom K 2015 Fund, Fidelity Freedom K 2020 Fund, Fidelity Freedom K 2025 Fund, Fidelity Freedom K 2030 Fund, Fidelity Freedom K 2035 Fund, Fidelity Freedom K 2040 Fund, Fidelity Freedom K 2045 Fund, Fidelity Freedom K 2050 Fund, Fidelity Freedom K 2055 Fund and Fidelity Freedom K 2060 Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Freedom K Income Fund, Fidelity Freedom K 2005 Fund, Fidelity Freedom K 2010 Fund, Fidelity Freedom K 2015 Fund, Fidelity Freedom K 2020 Fund, Fidelity Freedom K 2025 Fund, Fidelity Freedom K 2030 Fund, Fidelity Freedom K 2035 Fund, Fidelity Freedom K 2040 Fund, Fidelity Freedom K 2045 Fund, Fidelity Freedom K 2050 Fund, Fidelity Freedom K 2055 Fund and Fidelity Freedom K 2060 Fund (each a fund of Fidelity Aberdeen Street Trust) (the "Funds") as of March 31, 2017, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2017 by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
May 19, 2017

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance.  If the interests of a fund and an underlying Fidelity® fund were to diverge, a conflict of interest could arise and affect how the Trustees and Members of the Advisory Board fulfill their fiduciary duties to the affected funds.  FMRC has structured the funds to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, FMRC, the Trustees, and Members of the Advisory Board would take reasonable steps to minimize and, if possible, eliminate the conflict.  Each of the Trustees oversees 244 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Each fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-835-5092.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present) and Chairman and Director of FMR (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a Member of the Advisory Board of certain Fidelity® funds (2014-2016), president of the Business Roundtable (2011-2017), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Interim Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (UK) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jeffrey S. Christian (1961)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Christian also serves as Assistant Treasurer of other funds. Mr. Christian is an employee of Fidelity Investments (2003-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)

Year of Election or Appointment: 2015

Vice President

Mr. Goebel serves as Vice President of other funds and is an employee of Fidelity Investments (2001-present). Previously, Mr. Goebel served as Senior Vice President of Fidelity Management & Research Company (FMR) (investment adviser firm, 2016), Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-2015), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-2015), and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-2015); General Counsel, Secretary, and Senior Vice President of FMR (investment adviser firm, 2008-2015) and FMR Co., Inc. (investment adviser firm, 2008-2015); Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-2015) and Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2008-2015); Chief Legal Officer (CLO) of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-2015); Secretary and CLO of certain Fidelity® funds (2008-2015); Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan is an employee of Fidelity Investments (2005-present).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), Vice Chairman of FIAM LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2016 to March 31, 2017).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value October 1, 2016	Ending Account Value March 31, 2017	Expenses Paid During Period-B October 1, 2016 to March 31, 2017
Fidelity Freedom K Income Fund	.05%
Actual		$1,000.00	$1,017.60	$.25**
Hypothetical-C		$1,000.00	$1,024.68	$.25**
Fidelity Freedom K 2005 Fund	.05%
Actual		$1,000.00	$1,027.50	$.25**
Hypothetical-C		$1,000.00	$1,024.68	$.25**
Fidelity Freedom K 2010 Fund	.05%
Actual		$1,000.00	$1,035.40	$.25**
Hypothetical-C		$1,000.00	$1,024.68	$.25**
Fidelity Freedom K 2015 Fund	.05%
Actual		$1,000.00	$1,044.10	$.25**
Hypothetical-C		$1,000.00	$1,024.68	$.25**
Fidelity Freedom K 2020 Fund	.05%
Actual		$1,000.00	$1,049.40	$.26**
Hypothetical-C		$1,000.00	$1,024.68	$.25**
Fidelity Freedom K 2025 Fund	.05%
Actual		$1,000.00	$1,054.60	$.26**
Hypothetical-C		$1,000.00	$1,024.68	$.25**
Fidelity Freedom K 2030 Fund	.05%
Actual		$1,000.00	$1,067.50	$.26**
Hypothetical-C		$1,000.00	$1,024.68	$.25**
Fidelity Freedom K 2035 Fund	.05%
Actual		$1,000.00	$1,078.80	$.26**
Hypothetical-C		$1,000.00	$1,024.68	$.25**
Fidelity Freedom K 2040 Fund	.05%
Actual		$1,000.00	$1,079.40	$.26**
Hypothetical-C		$1,000.00	$1,024.68	$.25**
Fidelity Freedom K 2045 Fund	.05%
Actual		$1,000.00	$1,079.20	$.26**
Hypothetical-C		$1,000.00	$1,024.68	$.25**
Fidelity Freedom K 2050 Fund	.05%
Actual		$1,000.00	$1,078.70	$.26**
Hypothetical-C		$1,000.00	$1,024.68	$.25**
Fidelity Freedom K 2055 Fund	.05%
Actual		$1,000.00	$1,078.90	$.26**
Hypothetical-C		$1,000.00	$1,024.68	$.25**
Fidelity Freedom K 2060 Fund	.05%
Actual		$1,000.00	$1,079.20	$.26**
Hypothetical-C		$1,000.00	$1,024.68	$.25**

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which each Fund invests are not included in each Fund's annualized expense ratio.

 C 5% return per year before expenses

** If fees and changes to the Fund level expense contract and/or expense cap, effective June 1, 2017, had been in effect during the current period, the annualized expense ratio and the expenses paid in the actual and hypothetical examples above would have been as shown in the table below:

	Annualized Expense Ratio-(a)	Expenses Paid
Fidelity Freedom K Income Fund	.42%
Actual		2.11
Hypothetical-(b)		2.12
Fidelity Freedom K 2005 Fund	.44%
Actual		2.22
Hypothetical-(b)		2.22
Fidelity Freedom K 2010 Fund	.47%
Actual		$2.38
Hypothetical-(b)		$2.37
Fidelity Freedom K 2015 Fund	.50%
Actual		$2.55
Hypothetical-(b)		$2.52
Fidelity Freedom K 2020 Fund	.54%
Actual		$2.76
Hypothetical-(b)		$2.72
Fidelity Freedom K 2025 Fund	.57%
Actual		$2.92
Hypothetical-(b)		$2.87
Fidelity Freedom K 2030 Fund	.61%
Actual		$3.14
Hypothetical-(b)		$3.07
Fidelity Freedom K 2035 Fund	.64%
Actual		$3.31
Hypothetical-(b)		$3.23
Fidelity Freedom K 2040 Fund	.64%
Actual		$3.31
Hypothetical-(b)		$3.23
Fidelity Freedom K 2045 Fund	.64%
Actual		$3.31
Hypothetical-(b)		$3.23
Fidelity Freedom K 2050 Fund	.64%
Actual		$3.31
Hypothetical-(b)		$3.23
Fidelity Freedom K 2055 Fund	.64%
Actual		$3.31
Hypothetical-(b)		$3.23
Fidelity Freedom K 2060 Fund	.64%
Actual		$3.31
Hypothetical-(b)		$3.23

 (a) Annualized expense ratio reflects expenses net of applicable fee waivers.

 (b) 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Fidelity Freedom K Income Fund	05/08/17	05/05/17	$0.014	$0.090
Fidelity Freedom K 2005 Fund	05/15/17	05/12/17	$0.044	$0.147
Fidelity Freedom K 2010 Fund	05/15/17	05/12/17	$0.040	$0.243
Fidelity Freedom K 2015 Fund	05/15/17	05/12/17	$0.037	$0.249
Fidelity Freedom K 2020 Fund	05/15/17	05/12/17	$0.034	$0.219
Fidelity Freedom K 2025 Fund	05/15/17	05/12/17	$0.031	$0.202
Fidelity Freedom K 2030 Fund	05/15/17	05/12/17	$0.020	$0.264
Fidelity Freedom K 2035 Fund	05/15/17	05/12/17	$0.009	$0.239
Fidelity Freedom K 2040 Fund	05/15/17	05/12/17	$0.008	$0.248
Fidelity Freedom K 2045 Fund	05/15/17	05/12/17	$0.008	$0.225
Fidelity Freedom K 2050 Fund	05/15/17	05/12/17	$0.007	$0.223
Fidelity Freedom K 2055 Fund	05/15/17	05/12/17	$0.005	$0.139
Fidelity Freedom K 2060 Fund	05/15/17	05/12/17	$0.004	$0.113

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended March 31, 2017, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity Freedom K Income Fund	$18,183,492
Fidelity Freedom K 2005 Fund	$6,380,760
Fidelity Freedom K 2010 Fund	$67,717,850
Fidelity Freedom K 2015 Fund	$113,972,780
Fidelity Freedom K 2020 Fund	$300,759,827
Fidelity Freedom K 2025 Fund	$226,535,234
Fidelity Freedom K 2030 Fund	$313,481,276
Fidelity Freedom K 2035 Fund	$165,028,876
Fidelity Freedom K 2040 Fund	$185,826,936
Fidelity Freedom K 2045 Fund	$97,674,522
Fidelity Freedom K 2050 Fund	$82,105,441
Fidelity Freedom K 2055 Fund	$22,216,503
Fidelity Freedom K 2060 Fund	$2,573,549

A percentage of the dividends distributed during the fiscal year for the following funds were derived from interest on U.S. Government securities which is generally exempt from state income tax:

Fidelity Freedom K Income Fund	6.97%
Fidelity Freedom K 2005 Fund	5.41%
Fidelity Freedom K 2010 Fund	4.80%
Fidelity Freedom K 2015 Fund	3.82%
Fidelity Freedom K 2020 Fund	3.09%
Fidelity Freedom K 2025 Fund	2.49%
Fidelity Freedom K 2030 Fund	1.47%
Fidelity Freedom K 2035 Fund	0.46%
Fidelity Freedom K 2040 Fund	0.45%
Fidelity Freedom K 2045 Fund	0.43%
Fidelity Freedom K 2050 Fund	0.43%
Fidelity Freedom K 2055 Fund	0.42%
Fidelity Freedom K 2060 Fund	0.43%

A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends–received deduction for corporate shareholders:

Fidelity Freedom K Income Fund
April 2016	–
May 2016	14%
June 2016	16%
July 2016	16%
August 2016	16%
September 2016	16%
October 2016	16%
November 2016	16%
December 2016	16%
January 2017	–
February 2017	–
March 2017	–
Fidelity Freedom K 2005 Fund
May 2016	–
December 2016	21%
Fidelity Freedom K 2010 Fund
May 2016	–
December 2016	25%
Fidelity Freedom K 2015 Fund
May 2016	–
December 2016	29%
Fidelity Freedom K 2020 Fund
May 2016	1%
December 2016	32%
Fidelity Freedom K 2025 Fund
May 2016	1%
December 2016	35%
Fidelity Freedom K 2030 Fund
May 2016	2%
December 2016	43%
Fidelity Freedom K 2035 Fund
May 2016	4%
December 2016	50%
Fidelity Freedom K 2040 Fund
May 2016	9%
December 2016	50%
Fidelity Freedom K 2045 Fund
May 2016	3%
December 2016	50%
Fidelity Freedom K 2050 Fund
May 2016	5%
December 2016	50%
Fidelity Freedom K 2055 Fund
May 2016	9%
December 2016	50%
Fidelity Freedom K 2060 Fund
May 2016	13%
December 2016	49%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Fidelity Freedom Income Fund
April 2016	–
May 2016	25%
June 2016	28%
July 2016	28%
August 2016	28%
September 2016	28%
October 2016	28%
November 2016	28%
December 2016	28%
January 2017	–
February 2017	–
March 2017	–
Fidelity Freedom K 2005 Fund
May 2016	1%
December 2016	38%
Fidelity Freedom K 2010 Fund
May 2016	1%
December 2016	44%
Fidelity Freedom K 2015 Fund
May 2016	–
December 2016	51%
Fidelity Freedom K 2020 Fund
May 2016	1%
December 2016	56%
Fidelity Freedom K 2025 Fund
May 2016	2%
December 2016	62%
Fidelity Freedom K 2030 Fund
May 2016	3%
December 2016	74%
Fidelity Freedom K 2035 Fund
May 2016	3%
December 2016	87%
Fidelity Freedom K 2040 Fund
May 2016	12%
December 2016	86%
Fidelity Freedom K 2045 Fund
May 2016	3%
December 2016	87%
Fidelity Freedom K 2050 Fund
May 2016	8%
December 2016	87%
Fidelity Freedom K 2055 Fund
May 2016	12%
December 2016	87%
Fidelity Freedom K 2060 Fund
May 2016	16%
December 2016	89%

The funds will notify shareholders in January 2018 of amounts for use in preparing 2017 income tax returns.

Proxy Voting Results

A special meeting of shareholders was held on December 22, 2016. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To elect a Board of Trustees.

	# of Votes	% of Votes
Elizabeth S. Acton
Affirmative	67,962,879,437.90	95.738
Withheld	3,026,199,416.67	4.262
TOTAL	70,989,078,854.57	100.000
John Engler
Affirmative	67,621,098,922.89	95.256
Withheld	3,367,979,931.68	4.744
TOTAL	70,989,078,854.57	100.000
Albert R. Gamper, Jr.
Affirmative	67,692,979,200.48	95.357
Withheld	3,296,099,654.09	4.643
TOTAL	70,989,078,854.57	100.000
Robert F. Gartland
Affirmative	67,834,076,287.79	95.556
Withheld	3,155,002,566.78	4.444
TOTAL	70,989,078,854.57	100.000
Abigail P. Johnson
Affirmative	67,845,327,470.44	95.572
Withheld	3,143,751,384.13	4.428
TOTAL	70,989,078,854.57	100.000
Arthur E. Johnson
Affirmative	67,698,760,709.29	95.366
Withheld	3,290,318,145.28	4.634
TOTAL	70,989,078,854.57	100.000
Michael E. Kenneally
Affirmative	67,851,407,081.44	95.581
Withheld	3,137,671,773.13	4.419
TOTAL	70,989,078,854.57	100.000
James H. Keyes
Affirmative	67,741,432,698.10	95.426
Withheld	3,247,646,156.47	4.574
TOTAL	70,989,078,854.57	100.000
Marie L. Knowles
Affirmative	67,825,908,094.48	95.545
Withheld	3,163,170,760.09	4.455
TOTAL	70,989,078,854.57	100.000
Jennifer Toolin McAuliffe
Affirmative	67,916,195,545.89	95.672
Withheld	3,072,883,308.68	4.328
TOTAL	70,989,078,854.57	100.000
Mark A. Murray
Affirmative	67,892,016,830.18	95.638
Withheld	3,097,062,024.39	4.362
TOTAL	70,989,078,854.57	100.000

PROPOSAL 2

To approve an amended and restated management contract between Fidelity Freedom K® Income Fund and FMR Co., Inc. (FMRC).

	# of Votes	% of Votes
Affirmative	815,375,113.07	88.013
Against	25,190,457.52	2.720
Abstain	85,860,461.04	9.267
TOTAL	926,426,031.63	100.000

PROPOSAL 2

To approve an amended and restated management contract between Fidelity Freedom K® 2005 Fund and FMR Co., Inc. (FMRC).

	# of Votes	% of Votes
Affirmative	210,968,372.15	89.254
Against	5,715,755.04	2.418
Abstain	19,686,975.30	8.328
TOTAL	236,371,102.49	100.000

PROPOSAL 2

To approve an amended and restated management contract between Fidelity Freedom K® 2010 Fund and FMR Co., Inc. (FMRC).

	# of Votes	% of Votes
Affirmative	1,375,394,053.60	88.385
Against	36,815,006.40	2.365
Abstain	143,947,494.60	9.250
TOTAL	1,556,156,554.60	100.000

PROPOSAL 2

To approve an amended and restated management contract between Fidelity Freedom K® 2015 Fund and FMR Co., Inc. (FMRC).

	# of Votes	% of Votes
Affirmative	2,643,251,808.74	88.536
Against	73,225,280.30	2.453
Abstain	269,039,754.21	9.011
TOTAL	2,985,516,843.25	100.000

PROPOSAL 2

To approve an amended and restated management contract between Fidelity Freedom K® 2020 Fund and FMR Co., Inc. (FMRC).

	# of Votes	% of Votes
Affirmative	8,154,059,126.43	88.719
Against	222,476,543.74	2.420
Abstain	814,428,599.74	8.861
TOTAL	9,190,964,269.91	100.000

PROPOSAL 2

To approve an amended and restated management contract between Fidelity Freedom K® 2025 Fund and FMR Co., Inc. (FMRC).

	# of Votes	% of Votes
Affirmative	6,790,635,967.41	89.958
Against	155,224,379.00	2.057
Abstain	602,834,408.97	7.985
TOTAL	7,548,694,755.38	100.000

PROPOSAL 2

To approve an amended and restated management contract between Fidelity Freedom K® 2030 Fund and FMR Co., Inc. (FMRC).

	# of Votes	% of Votes
Affirmative	7,723,034,260.16	90.226
Against	178,979,150.32	2.091
Abstain	657,713,514.78	7.683
TOTAL	8,559,726,925.26	100.000

PROPOSAL 2

To approve an amended and restated management contract between Fidelity Freedom K® 2035 Fund and FMR Co., Inc. (FMRC).

	# of Votes	% of Votes
Affirmative	5,168,072,331.54	90.948
Against	90,579,204.24	1.594
Abstain	423,858,403.48	7.458
TOTAL	5,682,509,939.26	100.000

PROPOSAL 2

To approve an amended and restated management contract between Fidelity Freedom K® 2040 Fund and FMR Co., Inc. (FMRC).

	# of Votes	% of Votes
Affirmative	5,428,369,674.99	90.565
Against	89,741,072.44	1.497
Abstain	475,845,786.61	7.938
TOTAL	5,993,956,534.04	100.000

PROPOSAL 2

To approve an amended and restated management contract between Fidelity Freedom K® 2045 Fund and FMR Co., Inc. (FMRC).

	# of Votes	% of Votes
Affirmative	3,147,201,567.77	88.926
Against	54,295,319.66	1.534
Abstain	337,651,961.90	9.540
TOTAL	3,539,148,849.33	100.000

PROPOSAL 2

To approve an amended and restated management contract between Fidelity Freedom K® 2050 Fund and FMR Co., Inc. (FMRC).

	# of Votes	% of Votes
Affirmative	2,616,587,987.78	87.957
Against	49,578,488.08	1.667
Abstain	308,689,678.13	10.376
TOTAL	2,974,856,153.99	100.000

PROPOSAL 2

To approve an amended and restated management contract between Fidelity Freedom K® 2055 Fund and FMR Co., Inc. (FMRC).

	# of Votes	% of Votes
Affirmative	759,725,025.41	87.359
Against	13,627,641.48	1.567
Abstain	96,312,704.35	11.074
TOTAL	869,665,371.24	100.000

PROPOSAL 2

To approve an amended and restated management contract between Fidelity Freedom K® 2060 Fund and FMR Co., Inc. (FMRC).

	# of Votes	% of Votes
Affirmative	63,960,227.35	88.253
Against	1,178,484.32	1.626
Abstain	7,335,575.77	10.121
TOTAL	72,474,287.44	100.000

FF-K-ANN-0517
1.892598.107

Fidelity Advisor Freedom® Funds - Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050, 2055, 2060 - Class A, Class M (formerly Class T), Class C and Class I Annual Report March 31, 2017

Contents

Performance
Management's Discussion of Fund Performance
Fidelity Advisor Freedom® Income Fund
Investment Summary
Investments
Financial Statements
Fidelity Advisor Freedom® 2005 Fund
Investment Summary
Investments
Financial Statements
Fidelity Advisor Freedom® 2010 Fund
Investment Summary
Investments
Financial Statements
Fidelity Advisor Freedom® 2015 Fund
Investment Summary
Investments
Financial Statements
Fidelity Advisor Freedom® 2020 Fund
Investment Summary
Investments
Financial Statements
Fidelity Advisor Freedom® 2025 Fund
Investment Summary
Investments
Financial Statements
Fidelity Advisor Freedom® 2030 Fund
Investment Summary
Investments
Financial Statements
Fidelity Advisor Freedom® 2035 Fund
Investment Summary
Investments
Financial Statements
Fidelity Advisor Freedom® 2040 Fund
Investment Summary
Investments
Financial Statements
Fidelity Advisor Freedom® 2045 Fund
Investment Summary
Investments
Financial Statements
Fidelity Advisor Freedom® 2050 Fund
Investment Summary
Investments
Financial Statements
Fidelity Advisor Freedom® 2055 Fund
Investment Summary
Investments
Financial Statements
Fidelity Advisor Freedom® 2060 Fund
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity Advisor Freedom® Income Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2017	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)	(0.34)%	2.16%	2.89%
Class M (incl. 3.50% sales charge)	1.86%	2.40%	2.88%
Class C (incl. contingent deferred sales charge)	3.99%	2.61%	2.74%
Class I	6.07%	3.65%	3.77%

 Class C shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 1%, 0% and 0%, respectively.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom® Income Fund - Class A on March 31, 2007, and the current 5.75% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$13,302	Fidelity Advisor Freedom® Income Fund - Class A
$15,197	Bloomberg Barclays U.S. Aggregate Bond Index

Effective August 24, 2016, all Barclays benchmark indices were co-branded as the Bloomberg Barclays Indices for a period of five years.

Fidelity Advisor Freedom® 2005 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2017	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)	1.36%	3.26%	2.92%
Class M (incl. 3.50% sales charge)	3.54%	3.50%	2.91%
Class C (incl. contingent deferred sales charge)	5.75%	3.71%	2.76%
Class I	7.87%	4.77%	3.80%

 Class C shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 1%, 0% and 0%, respectively.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom® 2005 Fund - Class A on March 31, 2007, and the current 5.75% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$13,340	Fidelity Advisor Freedom® 2005 Fund - Class A
$15,197	Bloomberg Barclays U.S. Aggregate Bond Index

Effective August 24, 2016, all Barclays benchmark indices were co-branded as the Bloomberg Barclays Indices for a period of five years.

Fidelity Advisor Freedom® 2010 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2017	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)	2.61%	4.18%	3.55%
Class M (incl. 3.50% sales charge)	4.83%	4.41%	3.54%
Class C (incl. contingent deferred sales charge)	7.07%	4.64%	3.39%
Class I	9.22%	5.69%	4.43%

 Class C shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 1%, 0% and 0%, respectively.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom® 2010 Fund - Class A on March 31, 2007, and the current 5.75% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$14,177	Fidelity Advisor Freedom® 2010 Fund - Class A
$15,197	Bloomberg Barclays U.S. Aggregate Bond Index

Effective August 24, 2016, all Barclays benchmark indices were co-branded as the Bloomberg Barclays Indices for a period of five years.

Fidelity Advisor Freedom® 2015 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2017	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)	3.89%	4.60%	3.62%
Class M (incl. 3.50% sales charge)	6.13%	4.84%	3.60%
Class C (incl. contingent deferred sales charge)	8.33%	5.05%	3.45%
Class I	10.53%	6.11%	4.49%

 Class C shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 1%, 0% and 0%, respectively.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom® 2015 Fund - Class A on March 31, 2007, and the current 5.75% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$14,272	Fidelity Advisor Freedom® 2015 Fund - Class A
$20,627	S&P 500® Index

Fidelity Advisor Freedom® 2020 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2017	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)	4.78%	5.03%	3.44%
Class M (incl. 3.50% sales charge)	6.93%	5.27%	3.43%
Class C (incl. contingent deferred sales charge)	9.26%	5.48%	3.28%
Class I	11.36%	6.55%	4.32%

 Class C shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 1%, 0% and 0%, respectively.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom® 2020 Fund - Class A on March 31, 2007, and the current 5.75% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$14,031	Fidelity Advisor Freedom® 2020 Fund - Class A
$20,627	S&P 500® Index

Fidelity Advisor Freedom® 2025 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2017	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)	5.56%	5.82%	3.77%
Class M (incl. 3.50% sales charge)	7.79%	6.05%	3.75%
Class C (incl. contingent deferred sales charge)	10.13%	6.28%	3.61%
Class I	12.26%	7.34%	4.64%

 Class C shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 1%, 0% and 0%, respectively.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom® 2025 Fund - Class A on March 31, 2007, and the current 5.75% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$14,484	Fidelity Advisor Freedom® 2025 Fund - Class A
$20,627	S&P 500® Index

Fidelity Advisor Freedom® 2030 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2017	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)	7.46%	6.36%	3.57%
Class M (incl. 3.50% sales charge)	9.76%	6.60%	3.55%
Class C (incl. contingent deferred sales charge)	12.21%	6.82%	3.41%
Class I	14.38%	7.90%	4.45%

 Class C shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 1%, 0% and 0%, respectively.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom® 2030 Fund - Class A on March 31, 2007, and the current 5.75% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$14,201	Fidelity Advisor Freedom® 2030 Fund - Class A
$20,627	S&P 500® Index

Fidelity Advisor Freedom® 2035 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2017	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)	8.87%	6.98%	3.82%
Class M (incl. 3.50% sales charge)	11.20%	7.24%	3.80%
Class C (incl. contingent deferred sales charge)	13.69%	7.46%	3.66%
Class I	15.79%	8.53%	4.69%

 Class C shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 1%, 0% and 0%, respectively.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom® 2035 Fund - Class A on March 31, 2007, and the current 5.75% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$14,546	Fidelity Advisor Freedom® 2035 Fund - Class A
$20,627	S&P 500® Index

Fidelity Advisor Freedom® 2040 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2017	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)	8.89%	7.05%	3.71%
Class M (incl. 3.50% sales charge)	11.23%	7.29%	3.70%
Class C (incl. contingent deferred sales charge)	13.70%	7.52%	3.55%
Class I	15.82%	8.60%	4.58%

 Class C shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 1%, 0% and 0%, respectively.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom® 2040 Fund - Class A on March 31, 2007, and the current 5.75% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$14,400	Fidelity Advisor Freedom® 2040 Fund - Class A
$20,627	S&P 500® Index

Fidelity Advisor Freedom® 2045 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2017	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)	8.86%	7.17%	3.72%
Class M (incl. 3.50% sales charge)	11.26%	7.43%	3.72%
Class C (incl. contingent deferred sales charge)	13.71%	7.65%	3.57%
Class I	15.83%	8.72%	4.59%

 Class C shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 1%, 0% and 0%, respectively.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom® 2045 Fund - Class A on March 31, 2007, and the current 5.75% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$14,409	Fidelity Advisor Freedom® 2045 Fund - Class A
$20,627	S&P 500® Index

Fidelity Advisor Freedom® 2050 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2017	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)	8.88%	7.21%	3.60%
Class M (incl. 3.50% sales charge)	11.19%	7.45%	3.59%
Class C (incl. contingent deferred sales charge)	13.73%	7.69%	3.46%
Class I	15.81%	8.76%	4.48%

 Class C shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 1%, 0% and 0%, respectively.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom® 2050 Fund - Class A on March 31, 2007, and the current 5.75% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$14,239	Fidelity Advisor Freedom® 2050 Fund - Class A
$20,627	S&P 500® Index

Fidelity Advisor Freedom® 2055 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2017	Past 1 year	Past 5 years	Life of fundA
Class A (incl. 5.75% sales charge)	8.85%	7.36%	6.32%
Class M (incl. 3.50% sales charge)	11.23%	7.59%	6.49%
Class C (incl. contingent deferred sales charge)	13.62%	7.81%	6.61%
Class I	15.81%	8.91%	7.68%

 A From June 1, 2011

 Class C shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 1%, 0%, and 0%, respectively.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom® 2055 Fund - Class A on June 1, 2011, when the fund started, and the current 5.75% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$14,302	Fidelity Advisor Freedom® 2055 Fund - Class A
$20,369	S&P 500® Index

Fidelity Advisor Freedom® 2060 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2017	Past 1 year	Life of fundA
Class A (incl. 5.75% sales charge)	8.90%	3.71%
Class M (incl. 3.50% sales charge)	11.25%	4.40%
Class C (incl. contingent deferred sales charge)	13.65%	5.27%
Class I	15.82%	6.34%

 A From August 5, 2014

 Class C shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 1% and 0%, respectively.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom® 2060 Fund - Class A on August 5, 2014, when the fund started, and the current 5.75% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$11,014	Fidelity Advisor Freedom® 2060 Fund - Class A
$13,024	S&P 500® Index

Management's Discussion of Fund Performance

Market Recap:  Despite bouts of volatility, the MSCI ACWI (All Country World Index) Index of global equities gained 15.52% for the year ending March 31, 2017, surging from November onward on renewed optimism for economic growth before leveling off in March. Earlier on, sentiment had been bolstered by U.S. economic strength, a global rally in energy and other stimuli that helped establish the uptrend. Markets tumbled briefly after Brexit – the U.K.’s June vote to exit the European Union. Later, in response to President Trump’s surprise victory in November, U.S. stocks hit a series of all-time highs on expectations for reflation and fiscal stimulus. Non-U.S. markets responded similarly.

Globally, small-cap stocks bested large-caps, although this trend was reversed for the first quarter of 2017. Similarly, value- outperformed growth-oriented stocks across all market capitalizations for the full year, despite a first-quarter 2017 reversal. Regionally within the MSCI ACWI, emerging markets (+18%) and Canada (+16%) benefited from rising commodity prices. The U.S. (+17%) also outperformed, as noted. Japan (+15%) lagged the rest of the Asia Pacific group (+18%). Meanwhile, Europe (+12%) and the U.K. (+6%) battled Brexit stress for much of the year.

Among sectors, materials (+26%) was helped by promises of increased U.S. infrastructure spending plus a cyclical rebound in commodity prices that also buoyed industrials (+16%) and energy (+16%). Financials (+26%) rode an uptick in interest rates and a late rally in banks. Similarly, technology (+25%) rose on expectations of higher enterprise IT spending. Conversely, telecom services (+1%), consumer staples (+5%) and utilities (+5%) lagged as an improved backdrop for riskier assets curbed demand for dividend-rich sectors; real estate (+4%) faced the additional concern of potential future interest rate hikes. Health care (+9%) was hampered by political and regulatory uncertainty.

In fixed income, the Bloomberg Barclays U.S. Aggregate Bond Index returned 0.44%. Yields rallied in reaction to Trump’s potentially stimulative and inflationary economic agenda, as well as the U.S. Federal Reserve’s December rate hike. Within the Bloomberg Barclays index, spread sectors outperformed Treasuries, led by corporate credit. Outside the index, riskier, non-core fixed-income segments such as emerging-markets and U.S. high-yield debt rose strongly; inflation-protected securities also outperformed.

Comments from Co-Managers Andrew Dierdorf and Brett Sumsion:  For the 12 months ending March 31, 2017, the share classes of each Advisor Freedom Fund posted a positive return (excluding sales charges). Nearer-term, more conservative Funds gained about 5% to 6% and longer-dated, more aggressive Funds gained up to about 16%. With few exceptions, each Fund bested its respective Composite benchmark by between about 0.5 and 2 percentage points. Versus Composites, asset allocation added substantial value for the year, most notably from underweighting the investment-grade debt asset class and overweighting emerging-markets equity. Allocations to high-yield debt also helped, offset somewhat by allocations to commodity securities that, despite a positive result, underperformed most Composites and thus generally detracted for the year. Selection effects from underlying holdings were mixed across Funds. At the individual-investment level, Fidelity® Series Investment Grade Bond Fund led the Bloomberg Barclays U.S. Aggregate Bond Index by 2 percentage points. Fidelity® Series Emerging Markets Fund topped its fund-level benchmark by 4 percentage points. Conversely, our small- and mid-cap U.S. equity investments, in aggregate, undermined much of the positive selection effect from the Fund’s large-cap growth investments. That said, our non-U.S. equity investments also detracted. Here, Fidelity Series International Value Fund lagged its fund-level benchmark by roughly 7 percentage points.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Note to Shareholders:  Shareholders of Fidelity Advisor Freedom® Funds have approved a new pricing structure proposal put forward by the Board of Trustees that reduces the overall expenses that Advisor Freedom Fund shareholders pay (relative to the funds' expenses as of March 31, 2016), and provide for less fluctuation in fund expenses. Under the new structure, each Advisor Freedom Fund will charge shareholders for all of its operating expenses directly, and most expenses that are currently charged by the underlying funds in which the Freedom Funds invest will be eliminated.

Fidelity Advisor Freedom® Income Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Series Investment Grade Bond Fund	37.5	37.5
Fidelity Series Government Money Market Fund 0.58%	21.1	17.2
Fidelity Advisor Series Short-Term Credit Fund	6.8	9.1
Fidelity Series Emerging Markets Fund	4.7	4.8
Fidelity Series Inflation-Protected Bond Index Fund	3.8	3.9
Fidelity Advisor Series Equity-Income Fund	2.9	3.0
Fidelity Series International Value Fund	2.7	2.5
Fidelity Series International Growth Fund	2.7	2.4
Fidelity Advisor Series Growth & Income Fund	2.0	2.1
Fidelity Advisor Series Stock Selector Large Cap Value Fund	2.0	2.0
	86.2	84.5

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	17.1%
International Equity Funds	10.7%
Bond Funds	44.3%
Short-Term Funds	27.9%

Six months ago
Domestic Equity Funds	17.4%
International Equity Funds	10.3%
Bond Funds	46.0%
Short-Term Funds	26.3%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® Income Fund

Investments March 31, 2017

Showing Percentage of Net Assets

Domestic Equity Funds - 17.1%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (a)	286,358	$3,622,423
Fidelity Advisor Series Equity-Income Fund (a)	496,659	6,526,095
Fidelity Advisor Series Growth & Income Fund (a)	310,077	4,502,313
Fidelity Advisor Series Growth Opportunities Fund (a)	205,310	2,377,485
Fidelity Advisor Series Opportunistic Insights Fund (a)	205,583	3,365,394
Fidelity Advisor Series Small Cap Fund (a)	160,169	1,822,727
Fidelity Advisor Series Stock Selector Large Cap Value Fund (a)	336,053	4,345,160
Fidelity Series 100 Index Fund (a)	121,004	1,864,666
Fidelity Series 1000 Value Index Fund (a)	60,162	723,143
Fidelity Series All-Sector Equity Fund (a)	203,968	2,529,199
Fidelity Series Commodity Strategy Fund (a)(b)	716,682	3,784,080
Fidelity Series Real Estate Equity Fund (a)	33,153	430,986
Fidelity Series Small Cap Opportunities Fund (a)	153,307	2,184,630
TOTAL DOMESTIC EQUITY FUNDS
(Cost $30,161,988)		38,078,301

International Equity Funds - 10.7%
Fidelity Series Emerging Markets Fund (a)	590,536	10,546,969
Fidelity Series International Growth Fund (a)	423,559	5,929,825
Fidelity Series International Small Cap Fund (a)	87,018	1,335,728
Fidelity Series International Value Fund (a)	612,840	5,944,546
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $19,674,151)		23,757,068

Bond Funds - 44.3%
Fidelity Series Emerging Markets Debt Fund (a)	165,839	1,696,529
Fidelity Series Floating Rate High Income Fund (a)	58,432	556,274
Fidelity Series High Income Fund (a)	337,731	3,245,598
Fidelity Series Inflation-Protected Bond Index Fund (a)	852,495	8,414,121
Fidelity Series Investment Grade Bond Fund (a)	7,496,180	83,657,371
Fidelity Series Long-Term Treasury Bond Index Fund (a)	9,471	80,695
Fidelity Series Real Estate Income Fund (a)	100,233	1,112,586
TOTAL BOND FUNDS
(Cost $96,940,816)		98,763,174

Short-Term Funds - 27.9%
Fidelity Advisor Series Short-Term Credit Fund (a)	1,510,483	15,074,623
Fidelity Series Government Money Market Fund 0.58% (a)(c)	47,143,634	47,143,634
TOTAL SHORT-TERM FUNDS
(Cost $62,212,976)		62,218,257
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $208,989,931)		222,816,800
NET OTHER ASSETS (LIABILITIES) - 0.0%		(47,173)
NET ASSETS - 100%		$222,769,627

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$4,170,532	$325,146	$1,529,857	$4,680	$3,622,423
Fidelity Advisor Series Equity-Income Fund	7,499,856	902,664	2,854,919	160,894	6,526,095
Fidelity Advisor Series Growth & Income Fund	5,181,817	495,027	2,007,074	87,312	4,502,313
Fidelity Advisor Series Growth Opportunities Fund	2,708,485	300,759	942,761	8,560	2,377,485
Fidelity Advisor Series Opportunistic Insights Fund	3,870,818	359,164	1,326,103	-	3,365,394
Fidelity Advisor Series Short-Term Credit Fund	21,641,283	3,454,657	9,979,784	233,399	15,074,623
Fidelity Advisor Series Small Cap Fund	2,074,093	197,694	685,018	16,311	1,822,727
Fidelity Advisor Series Stock Selector Large Cap Value Fund	4,986,947	492,124	1,836,418	68,784	4,345,160
Fidelity Investments Money Market Portfolio Institutional Class 1.06%	39,911,216	938,602	40,849,821	17,636	-
Fidelity Series 100 Index Fund	2,263,782	211,589	895,080	43,864	1,864,666
Fidelity Series 1000 Value Index Fund	830,427	89,902	318,430	12,152	723,143
Fidelity Series All-Sector Equity Fund	4,980,957	684,890	3,257,573	35,049	2,529,199
Fidelity Series Commodity Strategy Fund	3,039,129	1,584,584	1,069,584	-	3,784,080
Fidelity Series Emerging Markets Debt Fund	1,514,889	402,419	338,607	97,075	1,696,529
Fidelity Series Emerging Markets Fund	10,817,005	1,025,653	3,260,035	127,869	10,546,969
Fidelity Series Floating Rate High Income Fund	576,369	102,129	156,649	26,006	556,274
Fidelity Series Government Money Market Fund 0.58%	-	55,536,662	8,393,028	120,576	47,143,634
Fidelity Series High Income Fund	7,250,104	417,269	5,125,474	351,312	3,245,598
Fidelity Series Inflation-Protected Bond Index Fund	9,178,161	1,452,453	2,205,760	4,027	8,414,121
Fidelity Series International Growth Fund	4,908,680	2,319,879	1,577,861	68,276	5,929,825
Fidelity Series International Small Cap Fund	1,235,333	515,817	440,677	13,344	1,335,728
Fidelity Series International Value Fund	4,868,843	2,256,003	1,526,112	136,488	5,944,546
Fidelity Series Investment Grade Bond Fund	93,313,492	15,233,564	23,901,874	2,298,909	83,657,371
Fidelity Series Long-Term Treasury Bond Index Fund	-	101,067	6,425	1,270	80,695
Fidelity Series Real Estate Equity Fund	519,656	106,416	158,104	8,796	430,986
Fidelity Series Real Estate Income Fund	1,166,856	219,362	297,806	55,672	1,112,586
Fidelity Series Small Cap Opportunities Fund	2,504,141	238,204	950,107	11,544	2,184,630
Total	$241,012,871	$89,963,699	$115,890,941	$4,009,805	$222,816,800

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® Income Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2017
Assets
Investment in securities, at value (cost $208,989,931) — See accompanying schedule		$222,816,800
Cash		1
Receivable for investments sold		971,706
Receivable for fund shares sold		1,916,975
Total assets		225,705,482
Liabilities
Payable for investments purchased	$939,043
Payable for fund shares redeemed	1,949,638
Distribution and service plan fees payable	47,174
Total liabilities		2,935,855
Net Assets		$222,769,627
Net Assets consist of:
Paid in capital		$207,849,449
Undistributed net investment income		190,998
Accumulated undistributed net realized gain (loss) on investments		902,311
Net unrealized appreciation (depreciation) on investments		13,826,869
Net Assets		$222,769,627
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($87,983,126 ÷ 8,041,014 shares)		$10.94
Maximum offering price per share (100/94.25 of $10.94)		$11.61
Class M:
Net Asset Value and redemption price per share ($38,513,495 ÷ 3,522,925 shares)		$10.93
Maximum offering price per share (100/96.50 of $10.93)		$11.33
Class C:
Net Asset Value and offering price per share ($14,433,655 ÷ 1,323,009 shares)(a)		$10.91
Class I:
Net Asset Value, offering price and redemption price per share ($81,839,351 ÷ 7,456,740 shares)		$10.98

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2017
Investment Income
Income distributions from underlying funds		$4,009,805
Expenses
Distribution and service plan fees	$595,925
Independent trustees' fees and expenses	1,022
Total expenses before reductions	596,947
Expense reductions	(1,022)	595,925
Net investment income (loss)		3,413,880
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	841,178
Capital gain distributions from underlying funds	1,952,999
Total net realized gain (loss)		2,794,177
Change in net unrealized appreciation (depreciation) on underlying funds		6,889,975
Net gain (loss)		9,684,152
Net increase (decrease) in net assets resulting from operations		$13,098,032

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2017	Year ended March 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,413,880	$4,154,175
Net realized gain (loss)	2,794,177	3,508,389
Change in net unrealized appreciation (depreciation)	6,889,975	(9,566,078)
Net increase (decrease) in net assets resulting from operations	13,098,032	(1,903,514)
Distributions to shareholders from net investment income	(3,407,660)	(4,164,603)
Distributions to shareholders from net realized gain	(3,107,675)	(4,540,387)
Total distributions	(6,515,335)	(8,704,990)
Share transactions - net increase (decrease)	(24,761,777)	(21,181,266)
Total increase (decrease) in net assets	(18,179,080)	(31,789,770)
Net Assets
Beginning of period	240,948,707	272,738,477
End of period	$222,769,627	$240,948,707
Other Information
Undistributed net investment income end of period	$190,998	$184,777

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom Income Fund Class A

Years ended March 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$10.64	$11.07	$11.20	$11.21	$10.98
Income from Investment Operations
Net investment income (loss)A	.16	.18	.16	.12	.12
Net realized and unrealized gain (loss)	.44	(.25)	.24	.28	.37
Total from investment operations	.60	(.07)	.40	.40	.49
Distributions from net investment income	(.16)B	(.18)	(.17)	(.12)	(.12)
Distributions from net realized gain	(.14)B	(.19)	(.36)	(.29)	(.14)
Total distributions	(.30)	(.36)C	(.53)	(.41)	(.26)
Net asset value, end of period	$10.94	$10.64	$11.07	$11.20	$11.21
Total ReturnD,E	5.74%	(.59)%	3.65%	3.65%	4.53%
Ratios to Average Net AssetsF,G
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.47%	1.63%	1.48%	1.10%	1.08%
Supplemental Data
Net assets, end of period (000 omitted)	$87,983	$99,211	$124,755	$147,818	$176,876
Portfolio turnover rateF	38%	30%	38%	36%	17%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions of $.36 per share is comprised of distributions from net investment income of $.176 and distributions from net realized gain of $.187 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom Income Fund Class M

Years ended March 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$10.62	$11.06	$11.19	$11.20	$10.96
Income from Investment Operations
Net investment income (loss)A	.13	.15	.14	.09	.09
Net realized and unrealized gain (loss)	.45	(.25)	.23	.28	.38
Total from investment operations	.58	(.10)	.37	.37	.47
Distributions from net investment income	(.13)B	(.15)	(.14)	(.09)	(.09)
Distributions from net realized gain	(.14)B	(.19)	(.36)	(.29)	(.14)
Total distributions	(.27)	(.34)	(.50)	(.38)	(.23)
Net asset value, end of period	$10.93	$10.62	$11.06	$11.19	$11.20
Total ReturnC,D	5.56%	(.93)%	3.39%	3.40%	4.35%
Ratios to Average Net AssetsE,F
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.22%	1.38%	1.23%	.85%	.83%
Supplemental Data
Net assets, end of period (000 omitted)	$38,513	$42,887	$47,804	$53,019	$53,734
Portfolio turnover rateE	38%	30%	38%	36%	17%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom Income Fund Class C

Years ended March 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$10.61	$11.04	$11.17	$11.18	$10.96
Income from Investment Operations
Net investment income (loss)A	.08	.09	.08	.04	.04
Net realized and unrealized gain (loss)	.44	(.24)	.24	.28	.36
Total from investment operations	.52	(.15)	.32	.32	.40
Distributions from net investment income	(.08)B	(.10)	(.09)	(.04)	(.04)
Distributions from net realized gain	(.14)B	(.19)	(.36)	(.29)	(.14)
Total distributions	(.22)	(.28)C	(.45)	(.33)	(.18)
Net asset value, end of period	$10.91	$10.61	$11.04	$11.17	$11.18
Total ReturnD,E	4.99%	(1.35)%	2.90%	2.89%	3.70%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.72%	.88%	.73%	.35%	.33%
Supplemental Data
Net assets, end of period (000 omitted)	$14,434	$14,712	$15,780	$15,735	$16,606
Portfolio turnover rateF	38%	30%	38%	36%	17%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions of $.28 per share is comprised of distributions from net investment income of $.095 and distributions from net realized gain of $.187 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom Income Fund Class I

Years ended March 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$10.67	$11.10	$11.23	$11.23	$11.00
Income from Investment Operations
Net investment income (loss)A	.19	.20	.19	.15	.15
Net realized and unrealized gain (loss)	.45	(.24)	.24	.29	.37
Total from investment operations	.64	(.04)	.43	.44	.52
Distributions from net investment income	(.19)B	(.20)	(.19)	(.15)	(.14)
Distributions from net realized gain	(.14)B	(.19)	(.36)	(.29)	(.14)
Total distributions	(.33)	(.39)	(.56)C	(.44)	(.29)D
Net asset value, end of period	$10.98	$10.67	$11.10	$11.23	$11.23
Total ReturnE	6.07%	(.34)%	3.89%	3.98%	4.75%
Ratios to Average Net AssetsF,G
Expenses before reductionsH	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	-%	-%	-%	-%	-%
Expenses net of all reductions	-%	-%	-%	-%	-%
Net investment income (loss)	1.72%	1.88%	1.73%	1.35%	1.33%
Supplemental Data
Net assets, end of period (000 omitted)	$81,839	$83,497	$83,253	$71,933	$77,976
Portfolio turnover rateF	38%	30%	38%	36%	17%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions of $.56 per share is comprised of distributions from net investment income of $.194 and distributions from net realized gain of $.361 per share.

 D Total distributions of $.29 per share is comprised of distributions from net investment income of $.144 and distributions from net realized gain of $.141 per share.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2005 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Series Investment Grade Bond Fund	33.7	33.3
Fidelity Series Government Money Market Fund 0.58%	16.0	12.4
Fidelity Series Emerging Markets Fund	5.7	6.1
Fidelity Advisor Series Short-Term Credit Fund	5.1	6.5
Fidelity Advisor Series Equity-Income Fund	4.4	4.6
Fidelity Series International Value Fund	3.8	3.7
Fidelity Series International Growth Fund	3.8	3.6
Fidelity Series Inflation-Protected Bond Index Fund	3.3	3.4
Fidelity Advisor Series Growth & Income Fund	3.0	3.2
Fidelity Advisor Series Stock Selector Large Cap Value Fund	2.9	2.9
	81.7	79.7

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	24.6%
International Equity Funds	14.2%
Bond Funds	40.1%
Short-Term Funds	21.1%

Six months ago
Domestic Equity Funds	25.7%
International Equity Funds	14.2%
Bond Funds	41.2%
Short-Term Funds	18.9%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® 2005 Fund

Investments March 31, 2017

Showing Percentage of Net Assets

Domestic Equity Funds - 24.6%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (a)	404,236	$5,113,587
Fidelity Advisor Series Equity-Income Fund (a)	701,109	9,212,567
Fidelity Advisor Series Growth & Income Fund (a)	437,723	6,355,742
Fidelity Advisor Series Growth Opportunities Fund (a)	289,829	3,356,221
Fidelity Advisor Series Opportunistic Insights Fund (a)	290,215	4,750,821
Fidelity Advisor Series Small Cap Fund (a)	226,097	2,572,982
Fidelity Advisor Series Stock Selector Large Cap Value Fund (a)	474,391	6,133,876
Fidelity Series 100 Index Fund (a)	170,814	2,632,246
Fidelity Series 1000 Value Index Fund (a)	84,931	1,020,866
Fidelity Series All-Sector Equity Fund (a)	287,931	3,570,349
Fidelity Series Commodity Strategy Fund (a)(b)	668,716	3,530,818
Fidelity Series Real Estate Equity Fund (a)	46,802	608,427
Fidelity Series Small Cap Opportunities Fund (a)	216,411	3,083,854
TOTAL DOMESTIC EQUITY FUNDS
(Cost $40,811,315)		51,942,356

International Equity Funds - 14.2%
Fidelity Series Emerging Markets Fund (a)	678,658	12,120,840
Fidelity Series International Growth Fund (a)	567,926	7,950,969
Fidelity Series International Small Cap Fund (a)	117,914	1,809,980
Fidelity Series International Value Fund (a)	821,791	7,971,369
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $24,312,680)		29,853,158

Bond Funds - 40.1%
Fidelity Series Emerging Markets Debt Fund (a)	155,765	1,593,475
Fidelity Series Floating Rate High Income Fund (a)	55,268	526,149
Fidelity Series High Income Fund (a)	330,583	3,176,907
Fidelity Series Inflation-Protected Bond Index Fund (a)	702,535	6,934,016
Fidelity Series Investment Grade Bond Fund (a)	6,365,512	71,039,111
Fidelity Series Long-Term Treasury Bond Index Fund (a)	8,092	68,945
Fidelity Series Real Estate Income Fund (a)	93,028	1,032,613
TOTAL BOND FUNDS
(Cost $83,286,625)		84,371,216

Short-Term Funds - 21.1%
Fidelity Advisor Series Short-Term Credit Fund (a)	1,076,611	10,744,581
Fidelity Series Government Money Market Fund 0.58% (a)(c)	33,687,414	33,687,414
TOTAL SHORT-TERM FUNDS
(Cost $44,434,446)		44,431,995
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $192,845,066)		210,598,725
NET OTHER ASSETS (LIABILITIES) - 0.0%		(41,027)
NET ASSETS - 100%		$210,557,698

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$6,035,727	$467,054	$2,327,350	$6,589	$5,113,587
Fidelity Advisor Series Equity-Income Fund	10,892,754	1,268,635	4,367,301	232,063	9,212,567
Fidelity Advisor Series Growth & Income Fund	7,525,437	721,790	3,095,365	126,329	6,355,742
Fidelity Advisor Series Growth Opportunities Fund	3,976,232	429,765	1,494,219	12,050	3,356,221
Fidelity Advisor Series Opportunistic Insights Fund	5,601,464	526,470	2,036,823	-	4,750,821
Fidelity Advisor Series Short-Term Credit Fund	14,151,615	2,838,590	6,216,221	160,210	10,744,581
Fidelity Advisor Series Small Cap Fund	3,012,540	253,091	1,031,121	22,977	2,572,982
Fidelity Advisor Series Stock Selector Large Cap Value Fund	7,242,910	729,966	2,847,579	96,898	6,133,876
Fidelity Investments Money Market Portfolio Institutional Class 1.06%	26,306,963	1,173,257	27,480,220	11,709	-
Fidelity Series 100 Index Fund	3,287,789	303,523	1,368,617	61,777	2,632,246
Fidelity Series 1000 Value Index Fund	1,206,197	117,696	478,785	17,118	1,020,866
Fidelity Series All-Sector Equity Fund	7,234,534	972,891	4,826,926	49,359	3,570,349
Fidelity Series Commodity Strategy Fund	2,876,059	1,394,885	958,498	-	3,530,818
Fidelity Series Emerging Markets Debt Fund	1,460,587	350,795	331,383	92,693	1,593,475
Fidelity Series Emerging Markets Fund	12,738,180	1,364,393	4,298,748	146,428	12,120,840
Fidelity Series Floating Rate High Income Fund	570,016	72,700	150,072	24,943	526,149
Fidelity Series Government Money Market Fund 0.58%	-	40,036,201	6,348,787	83,957	33,687,414
Fidelity Series High Income Fund	6,933,712	348,708	4,773,710	333,984	3,176,907
Fidelity Series Inflation-Protected Bond Index Fund	7,712,280	1,139,347	1,912,183	3,430	6,934,016
Fidelity Series International Growth Fund	7,811,896	2,365,599	2,629,336	94,959	7,950,969
Fidelity Series International Small Cap Fund	1,923,710	512,931	663,444	18,826	1,809,980
Fidelity Series International Value Fund	7,751,721	2,298,295	2,570,473	189,885	7,971,369
Fidelity Series Investment Grade Bond Fund	79,854,043	12,260,734	20,258,696	1,952,075	71,039,111
Fidelity Series Long-Term Treasury Bond Index Fund	-	88,386	7,474	1,091	68,945
Fidelity Series Real Estate Equity Fund	755,379	142,369	235,945	12,620	608,427
Fidelity Series Real Estate Income Fund	1,132,996	185,336	309,330	53,469	1,032,613
Fidelity Series Small Cap Opportunities Fund	3,636,430	299,813	1,423,599	16,604	3,083,854
Total	$231,631,171	$72,663,220	$104,442,205	$3,822,043	$210,598,725

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2005 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2017
Assets
Investment in securities, at value (cost $192,845,066) — See accompanying schedule		$210,598,725
Cash		10
Receivable for investments sold		1,585,602
Receivable for fund shares sold		125,241
Total assets		212,309,578
Liabilities
Payable for investments purchased	$516,747
Payable for fund shares redeemed	1,194,094
Distribution and service plan fees payable	41,039
Total liabilities		1,751,880
Net Assets		$210,557,698
Net Assets consist of:
Paid in capital		$190,601,517
Undistributed net investment income		418,065
Accumulated undistributed net realized gain (loss) on investments		1,784,457
Net unrealized appreciation (depreciation) on investments		17,753,659
Net Assets		$210,557,698
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($118,902,400 ÷ 10,043,708 shares)		$11.84
Maximum offering price per share (100/94.25 of $11.84)		$12.56
Class M:
Net Asset Value and redemption price per share ($27,091,474 ÷ 2,290,712 shares)		$11.83
Maximum offering price per share (100/96.50 of $11.83)		$12.26
Class C:
Net Asset Value and offering price per share ($5,623,355 ÷ 475,995 shares)(a)		$11.81
Class I:
Net Asset Value, offering price and redemption price per share ($58,940,469 ÷ 4,945,984 shares)		$11.92

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2017
Investment Income
Income distributions from underlying funds		$3,822,043
Expenses
Distribution and service plan fees	$524,177
Independent trustees' fees and expenses	977
Total expenses before reductions	525,154
Expense reductions	(977)	524,177
Net investment income (loss)		3,297,866
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	2,038,402
Capital gain distributions from underlying funds	2,165,697
Total net realized gain (loss)		4,204,099
Change in net unrealized appreciation (depreciation) on underlying funds		8,708,121
Net gain (loss)		12,912,220
Net increase (decrease) in net assets resulting from operations		$16,210,086

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2017	Year ended March 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,297,866	$3,957,985
Net realized gain (loss)	4,204,099	5,931,257
Change in net unrealized appreciation (depreciation)	8,708,121	(13,077,935)
Net increase (decrease) in net assets resulting from operations	16,210,086	(3,188,693)
Distributions to shareholders from net investment income	(3,541,599)	(4,007,125)
Distributions to shareholders from net realized gain	(4,945,386)	(6,638,092)
Total distributions	(8,486,985)	(10,645,217)
Share transactions - net increase (decrease)	(28,749,623)	(20,184,963)
Total increase (decrease) in net assets	(21,026,522)	(34,018,873)
Net Assets
Beginning of period	231,584,220	265,603,093
End of period	$210,557,698	$231,584,220
Other Information
Undistributed net investment income end of period	$418,065	$661,799

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2005 Fund Class A

Years ended March 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$11.44	$12.10	$12.17	$11.90	$11.45
Income from Investment Operations
Net investment income (loss)A	.17	.19	.19	.13	.13
Net realized and unrealized gain (loss)	.67	(.34)	.36	.57	.53
Total from investment operations	.84	(.15)	.55	.70	.66
Distributions from net investment income	(.19)B	(.20)	(.19)	(.12)	(.13)
Distributions from net realized gain	(.25)B	(.32)	(.42)	(.31)	(.07)
Total distributions	(.44)	(.51)C	(.62)D	(.43)	(.21)E
Net asset value, end of period	$11.84	$11.44	$12.10	$12.17	$11.90
Total ReturnF,G	7.55%	(1.23)%	4.60%	5.98%	5.79%
Ratios to Average Net AssetsH,I
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.46%	1.62%	1.54%	1.10%	1.16%
Supplemental Data
Net assets, end of period (000 omitted)	$118,902	$134,262	$162,069	$187,224	$204,418
Portfolio turnover rateH	32%	30%	29%	49%	23%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions of $.51 per share is comprised of distributions from net investment income of $.196 and distributions from net realized gain of $.317 per share.

 D Total distributions of $.62 per share is comprised of distributions from net investment income of $.193 and distributions from net realized gain of $.423 per share.

 E Total distributions of $.21 per share is comprised of distributions from net investment income of $.134 and distributions from net realized gain of $.071 per share.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Amounts do not include the activity of the Underlying Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2005 Fund Class M

Years ended March 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$11.43	$12.09	$12.16	$11.90	$11.45
Income from Investment Operations
Net investment income (loss)A	.14	.16	.16	.10	.11
Net realized and unrealized gain (loss)	.67	(.33)	.35	.57	.52
Total from investment operations	.81	(.17)	.51	.67	.63
Distributions from net investment income	(.16)B	(.17)	(.16)	(.10)	(.11)
Distributions from net realized gain	(.25)B	(.32)	(.42)	(.31)	(.07)
Total distributions	(.41)	(.49)	(.58)	(.41)	(.18)
Net asset value, end of period	$11.83	$11.43	$12.09	$12.16	$11.90
Total ReturnC,D	7.29%	(1.45)%	4.33%	5.68%	5.56%
Ratios to Average Net AssetsE,F
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.21%	1.37%	1.29%	.85%	.91%
Supplemental Data
Net assets, end of period (000 omitted)	$27,091	$29,347	$29,246	$29,912	$26,201
Portfolio turnover rateE	32%	30%	29%	49%	23%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2005 Fund Class C

Years ended March 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$11.41	$12.06	$12.14	$11.87	$11.42
Income from Investment Operations
Net investment income (loss)A	.08	.10	.10	.04	.05
Net realized and unrealized gain (loss)	.67	(.33)	.34	.58	.52
Total from investment operations	.75	(.23)	.44	.62	.57
Distributions from net investment income	(.10)B	(.10)	(.10)	(.04)	(.05)
Distributions from net realized gain	(.25)B	(.32)	(.42)	(.31)	(.07)
Total distributions	(.35)	(.42)	(.52)	(.35)	(.12)
Net asset value, end of period	$11.81	$11.41	$12.06	$12.14	$11.87
Total ReturnC,D	6.75%	(1.98)%	3.73%	5.28%	5.01%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.71%	.87%	.79%	.35%	.41%
Supplemental Data
Net assets, end of period (000 omitted)	$5,623	$6,200	$7,410	$8,910	$8,118
Portfolio turnover rateE	32%	30%	29%	49%	23%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2005 Fund Class I

Years ended March 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$11.51	$12.18	$12.25	$11.97	$11.51
Income from Investment Operations
Net investment income (loss)A	.20	.22	.22	.16	.16
Net realized and unrealized gain (loss)	.68	(.34)	.36	.58	.53
Total from investment operations	.88	(.12)	.58	.74	.69
Distributions from net investment income	(.22)B	(.23)	(.23)	(.15)	(.16)
Distributions from net realized gain	(.25)B	(.32)	(.42)	(.31)	(.07)
Total distributions	(.47)	(.55)	(.65)	(.46)	(.23)
Net asset value, end of period	$11.92	$11.51	$12.18	$12.25	$11.97
Total ReturnC	7.87%	(1.04)%	4.85%	6.29%	6.11%
Ratios to Average Net AssetsD,E
Expenses before reductionsF	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	-%	-%	-%	-%	-%
Expenses net of all reductions	-%	-%	-%	-%	-%
Net investment income (loss)	1.71%	1.87%	1.79%	1.35%	1.41%
Supplemental Data
Net assets, end of period (000 omitted)	$58,940	$61,440	$66,255	$67,435	$70,364
Portfolio turnover rateD	32%	30%	29%	49%	23%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2010 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Series Investment Grade Bond Fund	30.3	29.8
Fidelity Series Government Money Market Fund 0.58%	12.2	9.1
Fidelity Series Emerging Markets Fund	6.6	6.9
Fidelity Advisor Series Equity-Income Fund	5.6	5.7
Fidelity Series International Value Fund	4.7	4.6
Fidelity Series International Growth Fund	4.7	4.6
Fidelity Advisor Series Short-Term Credit Fund	3.9	4.7
Fidelity Advisor Series Growth & Income Fund	3.8	4.0
Fidelity Advisor Series Stock Selector Large Cap Value Fund	3.7	3.7
Fidelity Advisor Series Equity Growth Fund	3.1	3.2
	78.6	76.3

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	30.8%
International Equity Funds	17.1%
Bond Funds	36.0%
Short-Term Funds	16.1%

Six months ago
Domestic Equity Funds	31.9%
International Equity Funds	17.1%
Bond Funds	37.2%
Short-Term Funds	13.8%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® 2010 Fund

Investments March 31, 2017

Showing Percentage of Net Assets

Domestic Equity Funds - 30.8%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (a)	1,237,635	$15,656,078
Fidelity Advisor Series Equity-Income Fund (a)	2,146,415	28,203,890
Fidelity Advisor Series Growth & Income Fund (a)	1,340,091	19,458,116
Fidelity Advisor Series Growth Opportunities Fund (a)	887,360	10,275,629
Fidelity Advisor Series Opportunistic Insights Fund (a)	888,543	14,545,452
Fidelity Advisor Series Small Cap Fund (a)	691,683	7,871,358
Fidelity Advisor Series Stock Selector Large Cap Value Fund (a)	1,452,336	18,778,707
Fidelity Series 100 Index Fund (a)	523,016	8,059,670
Fidelity Series 1000 Value Index Fund (a)	260,076	3,126,118
Fidelity Series All-Sector Equity Fund (a)	881,566	10,931,420
Fidelity Series Commodity Strategy Fund (a)(b)	1,583,971	8,363,369
Fidelity Series Real Estate Equity Fund (a)	143,267	1,862,474
Fidelity Series Small Cap Opportunities Fund (a)	662,508	9,440,735
TOTAL DOMESTIC EQUITY FUNDS
(Cost $122,092,441)		156,573,016

International Equity Funds - 17.1%
Fidelity Series Emerging Markets Fund (a)	1,883,210	33,634,127
Fidelity Series International Growth Fund (a)	1,698,928	23,784,996
Fidelity Series International Small Cap Fund (a)	353,374	5,424,288
Fidelity Series International Value Fund (a)	2,458,386	23,846,343
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $70,841,360)		86,689,754

Bond Funds - 36.0%
Fidelity Series Emerging Markets Debt Fund (a)	377,651	3,863,369
Fidelity Series Floating Rate High Income Fund (a)	133,411	1,270,072
Fidelity Series High Income Fund (a)	801,271	7,700,215
Fidelity Series Inflation-Protected Bond Index Fund (a)	1,365,406	13,476,555
Fidelity Series Investment Grade Bond Fund (a)	13,792,069	153,919,482
Fidelity Series Long-Term Treasury Bond Index Fund (a)	18,210	155,146
Fidelity Series Real Estate Income Fund (a)	224,692	2,494,077
TOTAL BOND FUNDS
(Cost $179,960,119)		182,878,916

Short-Term Funds - 16.1%
Fidelity Advisor Series Short-Term Credit Fund (a)	1,983,726	19,797,584
Fidelity Series Government Money Market Fund 0.58% (a)(c)	62,061,398	62,061,398
TOTAL SHORT-TERM FUNDS
(Cost $81,873,187)		81,858,982
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $454,767,107)		508,000,668
NET OTHER ASSETS (LIABILITIES) - 0.0%		(117,186)
NET ASSETS - 100%		$507,883,482

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$19,223,571	$717,348	$7,190,340	$20,455	$15,656,078
Fidelity Advisor Series Equity-Income Fund	34,692,643	2,610,106	13,536,629	726,236	28,203,890
Fidelity Advisor Series Growth & Income Fund	23,968,262	1,359,521	9,629,569	395,860	19,458,116
Fidelity Advisor Series Growth Opportunities Fund	12,663,650	854,031	4,618,437	37,411	10,275,629
Fidelity Advisor Series Opportunistic Insights Fund	17,840,714	1,055,561	6,399,664	-	14,545,452
Fidelity Advisor Series Short-Term Credit Fund	24,946,264	5,935,926	11,031,000	291,985	19,797,584
Fidelity Advisor Series Small Cap Fund	9,595,026	419,554	3,205,766	71,326	7,871,358
Fidelity Advisor Series Stock Selector Large Cap Value Fund	23,068,709	1,606,114	9,059,583	300,784	18,778,707
Fidelity Investments Money Market Portfolio Institutional Class 1.06%	46,496,787	3,870,812	50,367,599	21,096	-
Fidelity Series 100 Index Fund	10,471,663	560,350	4,246,909	191,802	8,059,670
Fidelity Series 1000 Value Index Fund	3,841,614	217,637	1,482,174	53,102	3,126,118
Fidelity Series All-Sector Equity Fund	23,042,034	2,512,862	15,228,083	153,218	10,931,420
Fidelity Series Commodity Strategy Fund	7,283,256	3,031,123	2,511,659	-	8,363,369
Fidelity Series Emerging Markets Debt Fund	3,796,091	730,760	953,134	231,967	3,863,369
Fidelity Series Emerging Markets Fund	37,818,521	2,325,470	13,148,406	416,394	33,634,127
Fidelity Series Floating Rate High Income Fund	1,485,738	118,103	418,992	62,412	1,270,072
Fidelity Series Government Money Market Fund 0.58%	-	74,793,006	12,731,609	154,737	62,061,398
Fidelity Series High Income Fund	17,860,306	868,908	12,726,866	841,916	7,700,215
Fidelity Series Inflation-Protected Bond Index Fund	16,052,693	1,788,164	4,353,645	6,987	13,476,555
Fidelity Series International Growth Fund	25,703,990	5,746,887	8,918,460	292,323	23,784,996
Fidelity Series International Small Cap Fund	6,291,737	1,246,262	2,227,187	56,355	5,424,288
Fidelity Series International Value Fund	25,507,981	5,572,205	8,762,825	584,685	23,846,343
Fidelity Series Investment Grade Bond Fund	187,331,407	23,127,800	54,820,625	4,354,351	153,919,482
Fidelity Series Long-Term Treasury Bond Index Fund	-	202,733	20,416	2,479	155,146
Fidelity Series Real Estate Equity Fund	2,405,962	468,588	857,442	38,925	1,862,474
Fidelity Series Real Estate Income Fund	2,943,588	354,223	864,563	133,630	2,494,077
Fidelity Series Small Cap Opportunities Fund	11,581,740	586,166	4,508,290	51,701	9,440,735
Total	$595,913,947	$142,680,220	$263,819,872	$9,492,137	$508,000,668

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2010 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2017
Assets
Investment in securities, at value (cost $454,767,107) — See accompanying schedule		$508,000,668
Cash		1
Receivable for investments sold		2,355,229
Receivable for fund shares sold		392,701
Total assets		510,748,599
Liabilities
Payable for investments purchased	$2,108,715
Payable for fund shares redeemed	641,594
Distribution and service plan fees payable	114,808
Total liabilities		2,865,117
Net Assets		$507,883,482
Net Assets consist of:
Paid in capital		$446,475,450
Undistributed net investment income		991,217
Accumulated undistributed net realized gain (loss) on investments		7,183,254
Net unrealized appreciation (depreciation) on investments		53,233,561
Net Assets		$507,883,482
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($263,495,976 ÷ 21,346,477 shares)		$12.34
Maximum offering price per share (100/94.25 of $12.34)		$13.09
Class M:
Net Asset Value and redemption price per share ($83,881,074 ÷ 6,818,391 shares)		$12.30
Maximum offering price per share (100/96.50 of $12.30)		$12.75
Class C:
Net Asset Value and offering price per share ($29,290,191 ÷ 2,396,427 shares)(a)		$12.22
Class I:
Net Asset Value, offering price and redemption price per share ($131,216,241 ÷ 10,584,363 shares)		$12.40

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2017
Investment Income
Income distributions from underlying funds		$9,492,137
Expenses
Distribution and service plan fees	$1,498,104
Independent trustees' fees and expenses	2,445
Total expenses before reductions	1,500,549
Expense reductions	(2,445)	1,498,104
Net investment income (loss)		7,994,033
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	9,046,247
Capital gain distributions from underlying funds	5,912,529
Total net realized gain (loss)		14,958,776
Change in net unrealized appreciation (depreciation) on underlying funds		24,180,114
Net gain (loss)		39,138,890
Net increase (decrease) in net assets resulting from operations		$47,132,923

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2017	Year ended March 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,994,033	$10,524,844
Net realized gain (loss)	14,958,776	20,231,038
Change in net unrealized appreciation (depreciation)	24,180,114	(43,340,325)
Net increase (decrease) in net assets resulting from operations	47,132,923	(12,584,443)
Distributions to shareholders from net investment income	(8,289,234)	(10,584,608)
Distributions to shareholders from net realized gain	(16,768,439)	(23,587,615)
Total distributions	(25,057,673)	(34,172,223)
Share transactions - net increase (decrease)	(109,968,419)	(90,382,450)
Total increase (decrease) in net assets	(87,893,169)	(137,139,116)
Net Assets
Beginning of period	595,776,651	732,915,767
End of period	$507,883,482	$595,776,651
Other Information
Undistributed net investment income end of period	$991,217	$1,469,006

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2010 Fund Class A

Years ended March 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$11.87	$12.72	$12.91	$12.50	$11.89
Income from Investment Operations
Net investment income (loss)A	.18	.20	.20	.15	.16
Net realized and unrealized gain (loss)	.84	(.41)	.44	.82	.70
Total from investment operations	1.02	(.21)	.64	.97	.86
Distributions from net investment income	(.19)	(.21)	(.22)	(.14)	(.16)
Distributions from net realized gain	(.36)	(.44)	(.61)	(.42)	(.09)
Total distributions	(.55)	(.64)B	(.83)	(.56)	(.25)
Net asset value, end of period	$12.34	$11.87	$12.72	$12.91	$12.50
Total ReturnC,D	8.87%	(1.67)%	5.08%	7.86%	7.33%
Ratios to Average Net AssetsE,F
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.45%	1.63%	1.55%	1.15%	1.33%
Supplemental Data
Net assets, end of period (000 omitted)	$263,496	$328,232	$431,498	$502,834	$540,980
Portfolio turnover rateE	26%	21%	22%	39%	26%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.64 per share is comprised of distributions from net investment income of $.206 and distributions from net realized gain of $.437 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2010 Fund Class M

Years ended March 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$11.83	$12.68	$12.87	$12.46	$11.86
Income from Investment Operations
Net investment income (loss)A	.14	.17	.17	.11	.13
Net realized and unrealized gain (loss)	.85	(.41)	.43	.83	.69
Total from investment operations	.99	(.24)	.60	.94	.82
Distributions from net investment income	(.16)	(.18)	(.18)	(.11)	(.13)
Distributions from net realized gain	(.36)	(.44)	(.61)	(.42)	(.09)
Total distributions	(.52)	(.61)B	(.79)	(.53)	(.22)
Net asset value, end of period	$12.30	$11.83	$12.68	$12.87	$12.46
Total ReturnC,D	8.63%	(1.92)%	4.81%	7.62%	6.98%
Ratios to Average Net AssetsE,F
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.20%	1.38%	1.30%	.90%	1.08%
Supplemental Data
Net assets, end of period (000 omitted)	$83,881	$92,543	$106,189	$124,997	$127,353
Portfolio turnover rateE	26%	21%	22%	39%	26%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.61 per share is comprised of distributions from net investment income of $.176 and distributions from net realized gain of $.437 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2010 Fund Class C

Years ended March 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$11.76	$12.60	$12.79	$12.39	$11.79
Income from Investment Operations
Net investment income (loss)A	.08	.11	.10	.05	.07
Net realized and unrealized gain (loss)	.84	(.40)	.44	.81	.69
Total from investment operations	.92	(.29)	.54	.86	.76
Distributions from net investment income	(.10)	(.11)	(.12)	(.05)	(.07)
Distributions from net realized gain	(.36)	(.44)	(.61)	(.41)	(.09)
Total distributions	(.46)	(.55)	(.73)	(.46)	(.16)
Net asset value, end of period	$12.22	$11.76	$12.60	$12.79	$12.39
Total ReturnB,C	8.07%	(2.39)%	4.33%	7.04%	6.49%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.70%	.88%	.80%	.40%	.58%
Supplemental Data
Net assets, end of period (000 omitted)	$29,290	$30,150	$34,839	$36,622	$38,562
Portfolio turnover rateD	26%	21%	22%	39%	26%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the contingent deferred sales charge.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2010 Fund Class I

Years ended March 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$11.92	$12.77	$12.96	$12.55	$11.94
Income from Investment Operations
Net investment income (loss)A	.21	.23	.23	.18	.19
Net realized and unrealized gain (loss)	.85	(.40)	.44	.82	.70
Total from investment operations	1.06	(.17)	.67	1.00	.89
Distributions from net investment income	(.22)	(.24)	(.25)	(.17)	(.19)
Distributions from net realized gain	(.36)	(.44)	(.61)	(.42)	(.09)
Total distributions	(.58)	(.68)	(.86)	(.59)	(.28)
Net asset value, end of period	$12.40	$11.92	$12.77	$12.96	$12.55
Total ReturnB	9.22%	(1.40)%	5.34%	8.10%	7.56%
Ratios to Average Net AssetsC,D
Expenses before reductionsE	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	-%	-%	-%	-%	-%
Expenses net of all reductions	-%	-%	-%	-%	-%
Net investment income (loss)	1.70%	1.88%	1.80%	1.40%	1.58%
Supplemental Data
Net assets, end of period (000 omitted)	$131,216	$143,715	$158,071	$191,276	$197,152
Portfolio turnover rateC	26%	21%	22%	39%	26%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Amounts do not include the activity of the Underlying Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amount represents less than .005% per share.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2015 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Series Investment Grade Bond Fund	26.7	26.2
Fidelity Series Government Money Market Fund 0.58%	8.7	6.1
Fidelity Series Emerging Markets Fund	7.3	7.5
Fidelity Advisor Series Equity-Income Fund	6.7	6.9
Fidelity Series International Value Fund	5.6	5.5
Fidelity Series International Growth Fund	5.6	5.5
Fidelity Advisor Series Growth & Income Fund	4.7	4.8
Fidelity Advisor Series Stock Selector Large Cap Value Fund	4.5	4.6
Fidelity Advisor Series Equity Growth Fund	3.8	3.8
Fidelity Advisor Series Opportunistic Insights Fund	3.5	3.6
	77.1	74.5

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	37.1%
International Equity Funds	19.8%
Bond Funds	31.6%
Short-Term Funds	11.5%

Six months ago
Domestic Equity Funds	38.2%
International Equity Funds	19.8%
Bond Funds	32.8%
Short-Term Funds	9.2%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® 2015 Fund

Investments March 31, 2017

Showing Percentage of Net Assets

Domestic Equity Funds - 37.1%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (a)	3,598,740	$45,524,066
Fidelity Advisor Series Equity-Income Fund (a)	6,226,477	81,815,902
Fidelity Advisor Series Growth & Income Fund (a)	3,890,312	56,487,336
Fidelity Advisor Series Growth Opportunities Fund (a)	2,582,420	29,904,426
Fidelity Advisor Series Opportunistic Insights Fund (a)	2,584,004	42,300,151
Fidelity Advisor Series Small Cap Fund (a)	1,998,869	22,747,133
Fidelity Advisor Series Stock Selector Large Cap Value Fund (a)	4,200,158	54,308,043
Fidelity Series 100 Index Fund (a)	1,523,155	23,471,812
Fidelity Series 1000 Value Index Fund (a)	754,788	9,072,554
Fidelity Series All-Sector Equity Fund (a)	2,565,196	31,808,427
Fidelity Series Commodity Strategy Fund (a)(b)	3,736,878	19,730,718
Fidelity Series Real Estate Equity Fund (a)	415,893	5,406,610
Fidelity Series Small Cap Opportunities Fund (a)	1,923,220	27,405,880
TOTAL DOMESTIC EQUITY FUNDS
(Cost $349,768,719)		449,983,058

International Equity Funds - 19.8%
Fidelity Series Emerging Markets Fund (a)	4,941,617	88,257,284
Fidelity Series International Growth Fund (a)	4,848,249	67,875,480
Fidelity Series International Small Cap Fund (a)	1,008,293	15,477,302
Fidelity Series International Value Fund (a)	7,015,664	68,051,945
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $193,575,386)		239,662,011

Bond Funds - 31.6%
Fidelity Series Emerging Markets Debt Fund (a)	883,494	9,038,148
Fidelity Series Floating Rate High Income Fund (a)	318,504	3,032,156
Fidelity Series High Income Fund (a)	1,912,966	18,383,602
Fidelity Series Inflation-Protected Bond Index Fund (a)	2,292,567	22,627,640
Fidelity Series Investment Grade Bond Fund (a)	28,962,970	323,226,746
Fidelity Series Long-Term Treasury Bond Index Fund (a)	36,409	310,205
Fidelity Series Real Estate Income Fund (a)	540,455	5,999,051
TOTAL BOND FUNDS
(Cost $376,365,232)		382,617,548

Short-Term Funds - 11.5%
Fidelity Advisor Series Short-Term Credit Fund (a)	3,385,861	33,790,894
Fidelity Series Government Money Market Fund 0.58% (a)(c)	105,863,553	105,863,553
TOTAL SHORT-TERM FUNDS
(Cost $139,696,500)		139,654,447
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $1,059,405,837)		1,211,917,064
NET OTHER ASSETS (LIABILITIES) - 0.0%		(269,125)
NET ASSETS - 100%		$1,211,647,939

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$52,081,217	$2,040,008	$16,777,516	$58,198	$45,524,066
Fidelity Advisor Series Equity-Income Fund	93,989,623	7,200,817	31,652,147	2,021,400	81,815,902
Fidelity Advisor Series Growth & Income Fund	64,935,573	2,952,554	21,847,392	1,098,369	56,487,336
Fidelity Advisor Series Growth Opportunities Fund	34,307,299	2,221,227	10,498,608	106,450	29,904,426
Fidelity Advisor Series Opportunistic Insights Fund	48,335,419	3,292,500	15,073,715	-	42,300,151
Fidelity Advisor Series Short-Term Credit Fund	33,225,405	15,123,570	14,479,651	454,831	33,790,894
Fidelity Advisor Series Small Cap Fund	25,995,222	1,634,899	7,855,091	202,877	22,747,133
Fidelity Advisor Series Stock Selector Large Cap Value Fund	62,498,286	4,232,295	21,220,674	855,714	54,308,043
Fidelity Investments Money Market Portfolio Institutional Class 1.06%	62,275,115	13,818,614	76,093,729	30,367	-
Fidelity Series 100 Index Fund	28,370,577	1,218,083	9,675,679	545,613	23,471,812
Fidelity Series 1000 Value Index Fund	10,408,089	480,566	3,330,504	151,150	9,072,554
Fidelity Series All-Sector Equity Fund	62,426,562	6,535,896	38,728,942	435,883	31,808,427
Fidelity Series Commodity Strategy Fund	16,485,920	6,963,486	4,971,188	-	19,730,718
Fidelity Series Emerging Markets Debt Fund	8,622,195	1,587,561	1,834,466	534,139	9,038,148
Fidelity Series Emerging Markets Fund	94,280,441	4,642,734	27,597,904	1,075,189	88,257,284
Fidelity Series Floating Rate High Income Fund	3,384,803	227,269	775,208	144,118	3,032,156
Fidelity Series Government Money Market Fund 0.58%	-	124,082,992	18,219,439	249,589	105,863,553
Fidelity Series High Income Fund	40,726,263	1,976,614	28,235,649	1,950,919	18,383,602
Fidelity Series Inflation-Protected Bond Index Fund	25,834,217	2,895,403	6,077,274	11,253	22,627,640
Fidelity Series International Growth Fund	71,134,041	13,867,164	20,695,456	828,036	67,875,480
Fidelity Series International Small Cap Fund	17,182,157	3,076,751	5,114,967	164,106	15,477,302
Fidelity Series International Value Fund	70,598,819	13,387,360	20,225,605	1,655,792	68,051,945
Fidelity Series Investment Grade Bond Fund	386,774,484	45,098,231	105,206,383	8,907,200	323,226,746
Fidelity Series Long-Term Treasury Bond Index Fund	-	414,466	51,057	4,839	310,205
Fidelity Series Real Estate Equity Fund	6,517,993	1,396,324	2,089,204	108,570	5,406,610
Fidelity Series Real Estate Income Fund	6,756,603	735,147	1,633,724	311,645	5,999,051
Fidelity Series Small Cap Opportunities Fund	31,376,947	1,548,254	10,454,253	143,785	27,405,880
Total	$1,358,523,270	$282,650,785	$520,415,425	$22,050,032	$1,211,917,064

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2015 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2017
Assets
Investment in securities, at value (cost $1,059,405,837) — See accompanying schedule		$1,211,917,064
Receivable for investments sold		4,875,505
Receivable for fund shares sold		2,547,250
Total assets		1,219,339,819
Liabilities
Payable for investments purchased	$4,446,821
Payable for fund shares redeemed	2,982,413
Distribution and service plan fees payable	262,646
Total liabilities		7,691,880
Net Assets		$1,211,647,939
Net Assets consist of:
Paid in capital		$1,037,438,828
Undistributed net investment income		2,348,966
Accumulated undistributed net realized gain (loss) on investments		19,348,918
Net unrealized appreciation (depreciation) on investments		152,511,227
Net Assets		$1,211,647,939
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($653,981,893 ÷ 52,604,733 shares)		$12.43
Maximum offering price per share (100/94.25 of $12.43)		$13.19
Class M:
Net Asset Value and redemption price per share ($178,794,971 ÷ 14,409,060 shares)		$12.41
Maximum offering price per share (100/96.50 of $12.41)		$12.86
Class C:
Net Asset Value and offering price per share ($61,331,775 ÷ 4,976,650 shares)(a)		$12.32
Class I:
Net Asset Value, offering price and redemption price per share ($317,539,300 ÷ 25,341,109 shares)		$12.53

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2017
Investment Income
Income distributions from underlying funds		$22,050,032
Expenses
Distribution and service plan fees	$3,303,752
Independent trustees' fees and expenses	5,644
Total expenses before reductions	3,309,396
Expense reductions	(5,644)	3,303,752
Net investment income (loss)		18,746,280
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	19,256,511
Capital gain distributions from underlying funds	15,176,620
Total net realized gain (loss)		34,433,131
Change in net unrealized appreciation (depreciation) on underlying funds		71,901,912
Net gain (loss)		106,335,043
Net increase (decrease) in net assets resulting from operations		$125,081,323

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2017	Year ended March 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$18,746,280	$24,541,951
Net realized gain (loss)	34,433,131	50,267,939
Change in net unrealized appreciation (depreciation)	71,901,912	(109,109,140)
Net increase (decrease) in net assets resulting from operations	125,081,323	(34,299,250)
Distributions to shareholders from net investment income	(19,217,331)	(24,608,645)
Distributions to shareholders from net realized gain	(39,746,083)	(53,287,893)
Total distributions	(58,963,414)	(77,896,538)
Share transactions - net increase (decrease)	(212,702,716)	(210,704,885)
Total increase (decrease) in net assets	(146,584,807)	(322,900,673)
Net Assets
Beginning of period	1,358,232,746	1,681,133,419
End of period	$1,211,647,939	$1,358,232,746
Other Information
Undistributed net investment income end of period	$2,348,966	$2,820,018

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2015 Fund Class A

Years ended March 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$11.81	$12.70	$12.87	$12.47	$11.85
Income from Investment Operations
Net investment income (loss)A	.18	.20	.20	.15	.16
Net realized and unrealized gain (loss)	.99	(.45)	.49	.89	.71
Total from investment operations	1.17	(.25)	.69	1.04	.87
Distributions from net investment income	(.19)	(.21)	(.21)	(.15)	(.16)
Distributions from net realized gain	(.36)	(.43)	(.64)	(.50)	(.09)
Total distributions	(.55)	(.64)	(.86)B	(.64)C	(.25)
Net asset value, end of period	$12.43	$11.81	$12.70	$12.87	$12.47
Total ReturnD,E	10.23%	(2.07)%	5.51%	8.54%	7.45%
Ratios to Average Net AssetsF,G
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.46%	1.64%	1.58%	1.19%	1.36%
Supplemental Data
Net assets, end of period (000 omitted)	$653,982	$739,929	$967,164	$1,086,606	$1,181,020
Portfolio turnover rateF	22%	20%	21%	37%	20%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.86 per share is comprised of distributions from net investment income of $.214 and distributions from net realized gain of $.642 per share.

 C Total distributions of $.64 per share is comprised of distributions from net investment income of $.146 and distributions from net realized gain of $.498 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2015 Fund Class M

Years ended March 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$11.79	$12.68	$12.85	$12.46	$11.83
Income from Investment Operations
Net investment income (loss)A	.15	.17	.17	.12	.13
Net realized and unrealized gain (loss)	.99	(.45)	.48	.88	.72
Total from investment operations	1.14	(.28)	.65	1.00	.85
Distributions from net investment income	(.16)	(.18)	(.18)	(.11)	(.13)
Distributions from net realized gain	(.36)	(.43)	(.64)	(.50)	(.09)
Total distributions	(.52)	(.61)	(.82)	(.61)	(.22)
Net asset value, end of period	$12.41	$11.79	$12.68	$12.85	$12.46
Total ReturnB,C	9.98%	(2.32)%	5.26%	8.20%	7.28%
Ratios to Average Net AssetsD,E
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.21%	1.39%	1.33%	.94%	1.11%
Supplemental Data
Net assets, end of period (000 omitted)	$178,795	$190,018	$208,468	$226,663	$227,022
Portfolio turnover rateD	22%	20%	21%	37%	20%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2015 Fund Class C

Years ended March 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$11.72	$12.60	$12.77	$12.39	$11.77
Income from Investment Operations
Net investment income (loss)A	.08	.11	.11	.05	.07
Net realized and unrealized gain (loss)	.98	(.45)	.48	.88	.71
Total from investment operations	1.06	(.34)	.59	.93	.78
Distributions from net investment income	(.10)	(.11)	(.12)	(.06)	(.07)
Distributions from net realized gain	(.36)	(.43)	(.64)	(.49)	(.09)
Total distributions	(.46)	(.54)	(.76)	(.55)	(.16)
Net asset value, end of period	$12.32	$11.72	$12.60	$12.77	$12.39
Total ReturnB,C	9.33%	(2.76)%	4.75%	7.65%	6.70%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.71%	.89%	.83%	.44%	.61%
Supplemental Data
Net assets, end of period (000 omitted)	$61,332	$63,443	$72,725	$75,682	$72,115
Portfolio turnover rateD	22%	20%	21%	37%	20%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the contingent deferred sales charge.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2015 Fund Class I

Years ended March 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$11.90	$12.79	$12.96	$12.56	$11.93
Income from Investment Operations
Net investment income (loss)A	.21	.23	.24	.18	.19
Net realized and unrealized gain (loss)	1.00	(.45)	.48	.90	.72
Total from investment operations	1.21	(.22)	.72	1.08	.91
Distributions from net investment income	(.22)	(.24)	(.25)	(.18)	(.19)
Distributions from net realized gain	(.36)	(.43)	(.64)	(.50)	(.09)
Total distributions	(.58)	(.67)	(.89)	(.68)	(.28)
Net asset value, end of period	$12.53	$11.90	$12.79	$12.96	$12.56
Total ReturnB	10.53%	(1.80)%	5.74%	8.75%	7.74%
Ratios to Average Net AssetsC,D
Expenses before reductionsE	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	-%	-%	-%	-%	-%
Expenses net of all reductions	-%	-%	-%	-%	-%
Net investment income (loss)	1.71%	1.89%	1.83%	1.44%	1.61%
Supplemental Data
Net assets, end of period (000 omitted)	$317,539	$361,722	$425,176	$488,611	$467,604
Portfolio turnover rateC	22%	20%	21%	37%	20%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Amounts do not include the activity of the Underlying Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2020 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Series Investment Grade Bond Fund	24.2	23.9
Fidelity Series Emerging Markets Fund	7.8	8.0
Fidelity Advisor Series Equity-Income Fund	7.6	7.7
Fidelity Series Government Money Market Fund 0.58%	6.6	4.3
Fidelity Series International Value Fund	6.2	6.1
Fidelity Series International Growth Fund	6.2	6.1
Fidelity Advisor Series Growth & Income Fund	5.2	5.3
Fidelity Advisor Series Stock Selector Large Cap Value Fund	5.0	5.1
Fidelity Advisor Series Equity Growth Fund	4.2	4.3
Fidelity Advisor Series Opportunistic Insights Fund	3.9	4.0
	76.9	74.8

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	41.4%
International Equity Funds	21.6%
Bond Funds	28.3%
Short-Term Funds	8.7%

Six months ago
Domestic Equity Funds	42.3%
International Equity Funds	21.6%
Bond Funds	29.6%
Short-Term Funds	6.5%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® 2020 Fund

Investments March 31, 2017

Showing Percentage of Net Assets

Domestic Equity Funds - 41.4%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (a)	8,529,618	$107,899,662
Fidelity Advisor Series Equity-Income Fund (a)	14,679,631	192,890,348
Fidelity Advisor Series Growth & Income Fund (a)	9,198,535	133,562,727
Fidelity Advisor Series Growth Opportunities Fund (a)	6,128,438	70,967,317
Fidelity Advisor Series Opportunistic Insights Fund (a)	6,125,654	100,276,958
Fidelity Advisor Series Small Cap Fund (a)	4,696,536	53,446,579
Fidelity Advisor Series Stock Selector Large Cap Value Fund (a)	9,900,114	128,008,473
Fidelity Series 100 Index Fund (a)	3,618,298	55,757,975
Fidelity Series 1000 Value Index Fund (a)	1,784,672	21,451,762
Fidelity Series All-Sector Equity Fund (a)	6,086,232	75,469,271
Fidelity Series Commodity Strategy Fund (a)(b)	7,896,871	41,695,481
Fidelity Series Real Estate Equity Fund (a)	983,350	12,783,544
Fidelity Series Small Cap Opportunities Fund (a)	4,547,303	64,799,072
TOTAL DOMESTIC EQUITY FUNDS
(Cost $836,328,050)		1,059,009,169

International Equity Funds - 21.6%
Fidelity Series Emerging Markets Fund (a)	11,080,762	197,902,416
Fidelity Series International Growth Fund (a)	11,366,063	159,124,886
Fidelity Series International Small Cap Fund (a)	2,357,180	36,182,712
Fidelity Series International Value Fund (a)	16,447,357	159,539,367
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $458,390,655)		552,749,381

Bond Funds - 28.3%
Fidelity Series Emerging Markets Debt Fund (a)	1,838,820	18,811,124
Fidelity Series Floating Rate High Income Fund (a)	664,088	6,322,119
Fidelity Series High Income Fund (a)	4,031,504	38,742,751
Fidelity Series Inflation-Protected Bond Index Fund (a)	2,852,462	28,153,800
Fidelity Series Investment Grade Bond Fund (a)	55,334,910	617,537,596
Fidelity Series Long-Term Treasury Bond Index Fund (a)	67,906	578,556
Fidelity Series Real Estate Income Fund (a)	1,135,324	12,602,093
TOTAL BOND FUNDS
(Cost $724,524,189)		722,748,039

Short-Term Funds - 8.7%
Fidelity Advisor Series Short-Term Credit Fund (a)	5,380,707	53,699,458
Fidelity Series Government Money Market Fund 0.58% (a)(c)	168,214,560	168,214,560
TOTAL SHORT-TERM FUNDS
(Cost $221,976,940)		221,914,018
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $2,241,219,834)		2,556,420,607
NET OTHER ASSETS (LIABILITIES) - 0.0%		(520,334)
NET ASSETS - 100%		$2,555,900,273

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$115,799,462	$6,709,990	$33,375,102	$134,153	$107,899,662
Fidelity Advisor Series Equity-Income Fund	208,978,797	19,634,242	63,502,281	4,589,025	192,890,348
Fidelity Advisor Series Growth & Income Fund	144,377,200	7,770,570	42,327,758	2,489,189	133,562,727
Fidelity Advisor Series Growth Opportunities Fund	76,278,340	6,900,700	21,097,178	245,347	70,967,317
Fidelity Advisor Series Opportunistic Insights Fund	107,469,917	9,033,039	29,410,303	-	100,276,958
Fidelity Advisor Series Short-Term Credit Fund	51,085,323	20,673,376	17,931,795	666,755	53,699,458
Fidelity Advisor Series Small Cap Fund	57,798,864	4,495,141	15,616,910	467,654	53,446,579
Fidelity Advisor Series Stock Selector Large Cap Value Fund	138,959,744	12,034,138	42,953,041	1,973,081	128,008,473
Fidelity Investments Money Market Portfolio Institutional Class 1.06%	95,816,471	6,178,647	101,995,118	44,012	-
Fidelity Series 100 Index Fund	63,079,196	3,399,794	18,830,630	1,257,655	55,757,975
Fidelity Series 1000 Value Index Fund	23,142,211	1,367,415	6,488,476	348,892	21,451,762
Fidelity Series All-Sector Equity Fund	138,800,525	16,068,837	82,788,260	1,004,856	75,469,271
Fidelity Series Commodity Strategy Fund	32,984,928	14,748,346	8,624,084	-	41,695,481
Fidelity Series Emerging Markets Debt Fund	17,275,432	3,443,287	3,254,487	1,092,887	18,811,124
Fidelity Series Emerging Markets Fund	200,255,462	11,888,709	51,448,721	2,369,270	197,902,416
Fidelity Series Floating Rate High Income Fund	6,758,527	520,368	1,351,937	294,300	6,322,119
Fidelity Series Government Money Market Fund 0.58%	-	191,050,795	22,836,238	377,302	168,214,560
Fidelity Series High Income Fund	81,452,654	4,080,856	54,725,988	3,976,875	38,742,751
Fidelity Series Inflation-Protected Bond Index Fund	29,379,906	5,097,158	6,276,277	13,081	28,153,800
Fidelity Series International Growth Fund	159,060,118	31,807,762	40,178,158	1,903,587	159,124,886
Fidelity Series International Small Cap Fund	38,139,374	6,995,754	9,783,276	377,413	36,182,712
Fidelity Series International Value Fund	157,872,541	30,717,526	39,044,173	3,806,354	159,539,367
Fidelity Series Investment Grade Bond Fund	676,203,688	90,767,125	142,602,816	16,598,703	617,537,596
Fidelity Series Long-Term Treasury Bond Index Fund	-	750,484	70,882	9,195	578,556
Fidelity Series Real Estate Equity Fund	14,492,629	3,403,290	4,144,130	248,114	12,783,544
Fidelity Series Real Estate Income Fund	13,615,994	1,619,859	2,918,196	642,940	12,602,093
Fidelity Series Small Cap Opportunities Fund	69,761,956	5,242,515	21,441,931	327,773	64,799,072
Total	$2,718,839,259	$516,399,723	$885,018,146	$45,258,413	$2,556,420,607

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2020 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2017
Assets
Investment in securities, at value (cost $2,241,219,834) — See accompanying schedule		$2,556,420,607
Receivable for investments sold		8,909,978
Receivable for fund shares sold		3,736,119
Other receivables		2
Total assets		2,569,066,706
Liabilities
Payable for investments purchased	$8,347,978
Payable for fund shares redeemed	4,292,714
Distribution and service plan fees payable	525,741
Total liabilities		13,166,433
Net Assets		$2,555,900,273
Net Assets consist of:
Paid in capital		$2,203,059,899
Undistributed net investment income		4,507,616
Accumulated undistributed net realized gain (loss) on investments		33,131,985
Net unrealized appreciation (depreciation) on investments		315,200,773
Net Assets		$2,555,900,273
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($1,315,260,566 ÷ 98,847,684 shares)		$13.31
Maximum offering price per share (100/94.25 of $13.31)		$14.12
Class M:
Net Asset Value and redemption price per share ($396,330,074 ÷ 29,795,266 shares)		$13.30
Maximum offering price per share (100/96.50 of $13.30)		$13.78
Class C:
Net Asset Value and offering price per share ($101,267,911 ÷ 7,669,487 shares)(a)		$13.20
Class I:
Net Asset Value, offering price and redemption price per share ($743,041,722 ÷ 55,413,946 shares)		$13.41

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2017
Investment Income
Income distributions from underlying funds		$45,258,413
Expenses
Distribution and service plan fees	$6,508,106
Independent trustees' fees and expenses	11,526
Total expenses before reductions	6,519,632
Expense reductions	(11,526)	6,508,106
Net investment income (loss)		38,750,307
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	23,639,985
Capital gain distributions from underlying funds	33,228,330
Total net realized gain (loss)		56,868,315
Change in net unrealized appreciation (depreciation) on underlying funds		182,559,768
Net gain (loss)		239,428,083
Net increase (decrease) in net assets resulting from operations		$278,178,390

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2017	Year ended March 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$38,750,307	$47,110,097
Net realized gain (loss)	56,868,315	94,876,471
Change in net unrealized appreciation (depreciation)	182,559,768	(213,772,148)
Net increase (decrease) in net assets resulting from operations	278,178,390	(71,785,580)
Distributions to shareholders from net investment income	(38,366,807)	(47,618,996)
Distributions to shareholders from net realized gain	(76,567,312)	(93,543,927)
Total distributions	(114,934,119)	(141,162,923)
Share transactions - net increase (decrease)	(325,620,479)	(250,269,433)
Total increase (decrease) in net assets	(162,376,208)	(463,217,936)
Net Assets
Beginning of period	2,718,276,481	3,181,494,417
End of period	$2,555,900,273	$2,718,276,481
Other Information
Undistributed net investment income end of period	$4,507,616	$4,124,116

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2020 Fund Class A

Years ended March 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$12.51	$13.44	$13.54	$13.05	$12.35
Income from Investment Operations
Net investment income (loss)A	.19	.21	.22	.16	.18
Net realized and unrealized gain (loss)	1.16	(.51)	.55	1.04	.78
Total from investment operations	1.35	(.30)	.77	1.20	.96
Distributions from net investment income	(.19)	(.21)	(.23)	(.16)	(.18)
Distributions from net realized gain	(.36)	(.41)	(.64)	(.55)	(.08)
Total distributions	(.55)	(.63)B	(.87)	(.71)	(.26)
Net asset value, end of period	$13.31	$12.51	$13.44	$13.54	$13.05
Total ReturnC,D	11.17%	(2.35)%	5.82%	9.38%	7.91%
Ratios to Average Net AssetsE,F
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.46%	1.62%	1.59%	1.22%	1.44%
Supplemental Data
Net assets, end of period (000 omitted)	$1,315,261	$1,442,826	$1,775,399	$1,910,164	$1,944,691
Portfolio turnover rateE	19%	20%	21%	40%	21%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.63 per share is comprised of distributions from net investment income of $.214 and distributions from net realized gain of $.411 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2020 Fund Class M

Years ended March 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$12.51	$13.44	$13.54	$13.05	$12.34
Income from Investment Operations
Net investment income (loss)A	.15	.18	.18	.13	.15
Net realized and unrealized gain (loss)	1.16	(.52)	.55	1.03	.79
Total from investment operations	1.31	(.34)	.73	1.16	.94
Distributions from net investment income	(.16)	(.18)	(.19)	(.13)	(.15)
Distributions from net realized gain	(.36)	(.41)	(.64)	(.55)	(.08)
Total distributions	(.52)	(.59)	(.83)	(.67)B	(.23)
Net asset value, end of period	$13.30	$12.51	$13.44	$13.54	$13.05
Total ReturnC,D	10.81%	(2.59)%	5.56%	9.11%	7.72%
Ratios to Average Net AssetsE,F
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.21%	1.37%	1.34%	.97%	1.19%
Supplemental Data
Net assets, end of period (000 omitted)	$396,330	$394,406	$440,674	$465,828	$430,153
Portfolio turnover rateE	19%	20%	21%	40%	21%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.67 per share is comprised of distributions from net investment income of $.125 and distributions from net realized gain of $.549 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2020 Fund Class C

Years ended March 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$12.42	$13.35	$13.45	$12.97	$12.27
Income from Investment Operations
Net investment income (loss)A	.09	.11	.11	.06	.09
Net realized and unrealized gain (loss)	1.15	(.51)	.55	1.03	.78
Total from investment operations	1.24	(.40)	.66	1.09	.87
Distributions from net investment income	(.10)	(.12)	(.12)	(.07)	(.08)
Distributions from net realized gain	(.36)	(.41)	(.64)	(.54)	(.08)
Total distributions	(.46)	(.53)	(.76)	(.61)	(.17)B
Net asset value, end of period	$13.20	$12.42	$13.35	$13.45	$12.97
Total ReturnC,D	10.26%	(3.11)%	5.07%	8.57%	7.13%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.71%	.87%	.84%	.47%	.69%
Supplemental Data
Net assets, end of period (000 omitted)	$101,268	$105,128	$112,535	$113,194	$102,576
Portfolio turnover rateE	19%	20%	21%	40%	21%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.17 per share is comprised of distributions from net investment income of $.084 and distributions from net realized gain of $.083 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2020 Fund Class I

Years ended March 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$12.61	$13.54	$13.63	$13.14	$12.42
Income from Investment Operations
Net investment income (loss)A	.22	.24	.25	.20	.21
Net realized and unrealized gain (loss)	1.16	(.51)	.56	1.03	.80
Total from investment operations	1.38	(.27)	.81	1.23	1.01
Distributions from net investment income	(.22)	(.25)	(.26)	(.19)	(.21)
Distributions from net realized gain	(.36)	(.41)	(.64)	(.55)	(.08)
Total distributions	(.58)	(.66)	(.90)	(.74)	(.29)
Net asset value, end of period	$13.41	$12.61	$13.54	$13.63	$13.14
Total ReturnB	11.36%	(2.07)%	6.13%	9.58%	8.28%
Ratios to Average Net AssetsC,D
Expenses before reductionsE	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	-%	-%	-%	-%	-%
Expenses net of all reductions	-%	-%	-%	-%	-%
Net investment income (loss)	1.71%	1.87%	1.84%	1.47%	1.69%
Supplemental Data
Net assets, end of period (000 omitted)	$743,042	$767,908	$836,880	$875,979	$777,288
Portfolio turnover rateC	19%	20%	21%	40%	21%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Amounts do not include the activity of the Underlying Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2025 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Series Investment Grade Bond Fund	20.8	20.3
Fidelity Advisor Series Equity-Income Fund	8.3	8.5
Fidelity Series Emerging Markets Fund	8.2	8.4
Fidelity Series International Value Fund	6.8	6.7
Fidelity Series International Growth Fund	6.8	6.7
Fidelity Advisor Series Growth & Income Fund	5.8	5.9
Fidelity Advisor Series Stock Selector Large Cap Value Fund	5.5	5.7
Fidelity Series Government Money Market Fund 0.58%	4.8	3.2
Fidelity Advisor Series Equity Growth Fund	4.7	4.7
Fidelity Advisor Series Opportunistic Insights Fund	4.4	4.4
	76.1	74.5

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	45.7%
International Equity Funds	23.4%
Bond Funds	24.5%
Short-Term Funds	6.4%

Six months ago
Domestic Equity Funds	46.6%
International Equity Funds	23.3%
Bond Funds	25.3%
Short-Term Funds	4.8%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® 2025 Fund

Investments March 31, 2017

Showing Percentage of Net Assets

Domestic Equity Funds - 45.7%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (a)	10,746,075	$135,937,851
Fidelity Advisor Series Equity-Income Fund (a)	18,412,630	241,941,961
Fidelity Advisor Series Growth & Income Fund (a)	11,546,225	167,651,187
Fidelity Advisor Series Growth Opportunities Fund (a)	7,730,239	89,516,164
Fidelity Advisor Series Opportunistic Insights Fund (a)	7,718,812	126,356,944
Fidelity Advisor Series Small Cap Fund (a)	5,911,778	67,276,031
Fidelity Advisor Series Stock Selector Large Cap Value Fund (a)	12,420,960	160,603,013
Fidelity Series 100 Index Fund (a)	4,543,215	70,010,948
Fidelity Series 1000 Value Index Fund (a)	2,243,214	26,963,429
Fidelity Series All-Sector Equity Fund (a)	7,655,148	94,923,840
Fidelity Series Commodity Strategy Fund (a)(b)	8,925,573	47,127,023
Fidelity Series Real Estate Equity Fund (a)	1,235,986	16,067,822
Fidelity Series Small Cap Opportunities Fund (a)	5,715,628	81,447,702
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,049,162,729)		1,325,823,915

International Equity Funds - 23.4%
Fidelity Series Emerging Markets Fund (a)	13,269,459	236,992,530
Fidelity Series International Growth Fund (a)	14,128,768	197,802,750
Fidelity Series International Small Cap Fund (a)	2,928,728	44,955,970
Fidelity Series International Value Fund (a)	20,450,013	198,365,131
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $571,416,317)		678,116,381

Bond Funds - 24.5%
Fidelity Series Emerging Markets Debt Fund (a)	2,074,935	21,226,584
Fidelity Series Floating Rate High Income Fund (a)	748,816	7,128,727
Fidelity Series High Income Fund (a)	4,498,413	43,229,749
Fidelity Series Inflation-Protected Bond Index Fund (a)	2,424,609	23,930,887
Fidelity Series Investment Grade Bond Fund (a)	53,930,870	601,868,505
Fidelity Series Long-Term Treasury Bond Index Fund (a)	63,517	541,162
Fidelity Series Real Estate Income Fund (a)	1,277,931	14,185,039
TOTAL BOND FUNDS
(Cost $718,222,136)		712,110,653

Short-Term Funds - 6.4%
Fidelity Advisor Series Short-Term Credit Fund (a)	4,470,340	44,613,993
Fidelity Series Government Money Market Fund 0.58% (a)(c)	139,740,928	139,740,928
TOTAL SHORT-TERM FUNDS
(Cost $184,409,521)		184,354,921
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $2,523,210,703)		2,900,405,870
NET OTHER ASSETS (LIABILITIES) - 0.0%		(574,009)
NET ASSETS - 100%		$2,899,831,861

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$137,707,630	$10,853,485	$35,606,165	$165,462	$135,937,851
Fidelity Advisor Series Equity-Income Fund	248,516,697	28,772,571	69,111,725	5,573,906	241,941,961
Fidelity Advisor Series Growth & Income Fund	171,691,621	12,722,797	45,742,586	3,019,398	167,651,187
Fidelity Advisor Series Growth Opportunities Fund	90,709,153	10,172,831	22,275,149	302,611	89,516,164
Fidelity Advisor Series Opportunistic Insights Fund	127,802,313	13,484,313	31,090,709	-	126,356,944
Fidelity Advisor Series Short-Term Credit Fund	42,517,011	12,826,556	10,611,728	532,792	44,613,993
Fidelity Advisor Series Small Cap Fund	68,733,085	7,129,288	16,883,867	576,776	67,276,031
Fidelity Advisor Series Stock Selector Large Cap Value Fund	165,249,648	17,724,821	46,694,218	2,433,847	160,603,013
Fidelity Investments Money Market Portfolio Institutional Class 1.06%	79,546,299	556,508	80,102,807	36,058	-
Fidelity Series 100 Index Fund	75,012,557	5,429,898	20,331,408	1,551,127	70,010,948
Fidelity Series 1000 Value Index Fund	27,519,283	2,244,694	6,974,159	430,673	26,963,429
Fidelity Series All-Sector Equity Fund	165,059,094	22,141,130	96,131,737	1,239,635	94,923,840
Fidelity Series Commodity Strategy Fund	36,396,483	15,855,430	8,025,185	-	47,127,023
Fidelity Series Emerging Markets Debt Fund	18,635,514	4,194,313	3,071,847	1,207,532	21,226,584
Fidelity Series Emerging Markets Fund	228,047,458	16,701,998	51,041,877	2,784,150	236,992,530
Fidelity Series Floating Rate High Income Fund	7,253,136	714,670	1,268,761	323,460	7,128,727
Fidelity Series Government Money Market Fund 0.58%	-	156,810,885	17,069,957	301,584	139,740,928
Fidelity Series High Income Fund	86,805,502	4,650,387	56,792,391	4,321,296	43,229,749
Fidelity Series Inflation-Protected Bond Index Fund	14,683,385	12,824,418	3,403,025	6,786	23,930,887
Fidelity Series International Growth Fund	191,131,613	38,729,596	42,510,998	2,332,571	197,802,750
Fidelity Series International Small Cap Fund	45,765,205	8,141,942	10,072,400	462,564	44,955,970
Fidelity Series International Value Fund	189,706,229	37,430,315	41,056,074	4,663,899	198,365,131
Fidelity Series Investment Grade Bond Fund	578,801,411	131,440,891	101,072,347	15,349,384	601,868,505
Fidelity Series Long-Term Treasury Bond Index Fund	-	664,434	30,222	8,534	541,162
Fidelity Series Real Estate Equity Fund	17,233,328	4,496,469	4,475,676	302,032	16,067,822
Fidelity Series Real Estate Income Fund	14,628,008	2,052,113	2,800,157	707,549	14,185,039
Fidelity Series Small Cap Opportunities Fund	82,959,715	8,141,045	23,325,594	401,114	81,447,702
Total	$2,912,111,378	$586,907,798	$847,572,769	$49,034,740	$2,900,405,870

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2025 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2017
Assets
Investment in securities, at value (cost $2,523,210,703) — See accompanying schedule		$2,900,405,870
Cash		8
Receivable for investments sold		10,173,382
Receivable for fund shares sold		3,908,318
Other receivables		2
Total assets		2,914,487,580
Liabilities
Payable for investments purchased	$8,180,842
Payable for fund shares redeemed	5,905,127
Distribution and service plan fees payable	569,750
Total liabilities		14,655,719
Net Assets		$2,899,831,861
Net Assets consist of:
Paid in capital		$2,484,939,104
Undistributed net investment income		4,340,113
Accumulated undistributed net realized gain (loss) on investments		33,357,477
Net unrealized appreciation (depreciation) on investments		377,195,167
Net Assets		$2,899,831,861
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($1,503,384,067 ÷ 114,277,542 shares)		$13.16
Maximum offering price per share (100/94.25 of $13.16)		$13.96
Class M:
Net Asset Value and redemption price per share ($418,713,477 ÷ 31,768,681 shares)		$13.18
Maximum offering price per share (100/96.50 of $13.18)		$13.66
Class C:
Net Asset Value and offering price per share ($97,994,327 ÷ 7,551,343 shares)(a)		$12.98
Class I:
Net Asset Value, offering price and redemption price per share ($879,739,990 ÷ 66,295,493 shares)		$13.27

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2017
Investment Income
Income distributions from underlying funds		$49,034,740
Expenses
Distribution and service plan fees	$6,841,940
Independent trustees' fees and expenses	12,607
Total expenses before reductions	6,854,547
Expense reductions	(12,607)	6,841,940
Net investment income (loss)		42,192,800
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	18,884,012
Capital gain distributions from underlying funds	38,933,442
Total net realized gain (loss)		57,817,454
Change in net unrealized appreciation (depreciation) on underlying funds		230,075,430
Net gain (loss)		287,892,884
Net increase (decrease) in net assets resulting from operations		$330,085,684

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2017	Year ended March 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$42,192,800	$46,639,333
Net realized gain (loss)	57,817,454	107,137,381
Change in net unrealized appreciation (depreciation)	230,075,430	(237,602,638)
Net increase (decrease) in net assets resulting from operations	330,085,684	(83,825,924)
Distributions to shareholders from net investment income	(41,339,479)	(46,581,381)
Distributions to shareholders from net realized gain	(87,305,041)	(99,971,356)
Total distributions	(128,644,520)	(146,552,737)
Share transactions - net increase (decrease)	(213,146,163)	(61,140,430)
Total increase (decrease) in net assets	(11,704,999)	(291,519,091)
Net Assets
Beginning of period	2,911,536,860	3,203,055,951
End of period	$2,899,831,861	$2,911,536,860
Other Information
Undistributed net investment income end of period	$4,340,113	$3,486,793

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2025 Fund Class A

Years ended March 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$12.29	$13.25	$13.33	$12.72	$11.91
Income from Investment Operations
Net investment income (loss)A	.18	.19	.21	.16	.18
Net realized and unrealized gain (loss)	1.24	(.54)	.60	1.26	.88
Total from investment operations	1.42	(.35)	.81	1.42	1.06
Distributions from net investment income	(.18)	(.20)	(.22)	(.16)	(.18)
Distributions from net realized gain	(.37)	(.42)	(.67)	(.66)	(.07)
Total distributions	(.55)	(.61)B	(.89)	(.81)C	(.25)
Net asset value, end of period	$13.16	$12.29	$13.25	$13.33	$12.72
Total ReturnD,E	12.00%	(2.72)%	6.26%	11.54%	9.00%
Ratios to Average Net AssetsF,G
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.43%	1.53%	1.55%	1.25%	1.54%
Supplemental Data
Net assets, end of period (000 omitted)	$1,503,384	$1,543,665	$1,853,121	$1,907,797	$1,806,028
Portfolio turnover rateF	20%	24%	23%	41%	22%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.61 per share is comprised of distributions from net investment income of $.195 and distributions from net realized gain of $.419 per share.

 C Total distributions of $.81 per share is comprised of distributions from net investment income of $.157 and distributions from net realized gain of $.657 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2025 Fund Class M

Years ended March 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$12.31	$13.27	$13.35	$12.74	$11.93
Income from Investment Operations
Net investment income (loss)A	.15	.16	.17	.13	.15
Net realized and unrealized gain (loss)	1.24	(.54)	.61	1.26	.88
Total from investment operations	1.39	(.38)	.78	1.39	1.03
Distributions from net investment income	(.15)	(.16)	(.19)	(.13)	(.15)
Distributions from net realized gain	(.37)	(.42)	(.67)	(.66)	(.07)
Total distributions	(.52)	(.58)	(.86)	(.78)B	(.22)
Net asset value, end of period	$13.18	$12.31	$13.27	$13.35	$12.74
Total ReturnC,D	11.70%	(2.95)%	6.00%	11.27%	8.74%
Ratios to Average Net AssetsE,F
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.18%	1.28%	1.30%	1.00%	1.29%
Supplemental Data
Net assets, end of period (000 omitted)	$418,713	$399,088	$405,224	$387,919	$324,352
Portfolio turnover rateE	20%	24%	23%	41%	22%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.78 per share is comprised of distributions from net investment income of $.127 and distributions from net realized gain of $.657 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2025 Fund Class C

Years ended March 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$12.14	$13.09	$13.19	$12.60	$11.80
Income from Investment Operations
Net investment income (loss)A	.08	.10	.11	.06	.09
Net realized and unrealized gain (loss)	1.23	(.53)	.59	1.25	.87
Total from investment operations	1.31	(.43)	.70	1.31	.96
Distributions from net investment income	(.10)	(.11)	(.12)	(.07)	(.10)
Distributions from net realized gain	(.37)	(.41)	(.67)	(.65)	(.07)
Total distributions	(.47)	(.52)	(.80)B	(.72)	(.16)C
Net asset value, end of period	$12.98	$12.14	$13.09	$13.19	$12.60
Total ReturnD,E	11.13%	(3.40)%	5.42%	10.71%	8.23%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.68%	.78%	.80%	.50%	.79%
Supplemental Data
Net assets, end of period (000 omitted)	$97,994	$91,941	$94,878	$89,402	$74,415
Portfolio turnover rateF	20%	24%	23%	41%	22%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.80 per share is comprised of distributions from net investment income of $.124 and distributions from net realized gain of $.672 per share.

 C Total distributions of $.16 per share is comprised of distributions from net investment income of $.096 and distributions from net realized gain of $.066 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2025 Fund Class I

Years ended March 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$12.39	$13.35	$13.43	$12.81	$11.99
Income from Investment Operations
Net investment income (loss)A	.21	.23	.24	.19	.22
Net realized and unrealized gain (loss)	1.26	(.54)	.60	1.28	.88
Total from investment operations	1.47	(.31)	.84	1.47	1.10
Distributions from net investment income	(.21)	(.23)	(.25)	(.19)	(.21)
Distributions from net realized gain	(.37)	(.42)	(.67)	(.66)	(.07)
Total distributions	(.59)B	(.65)	(.92)	(.85)	(.28)
Net asset value, end of period	$13.27	$12.39	$13.35	$13.43	$12.81
Total ReturnC	12.26%	(2.44)%	6.48%	11.81%	9.29%
Ratios to Average Net AssetsD,E
Expenses before reductionsF	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	-%	-%	-%	-%	-%
Expenses net of all reductions	-%	-%	-%	-%	-%
Net investment income (loss)	1.68%	1.78%	1.80%	1.50%	1.79%
Supplemental Data
Net assets, end of period (000 omitted)	$879,740	$870,772	$838,616	$846,372	$686,540
Portfolio turnover rateD	20%	24%	23%	41%	22%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.59 per share is comprised of distributions from net investment income of $.212 and distributions from net realized gain of $.373 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2030 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Series Investment Grade Bond Fund	12.1	10.4
Fidelity Advisor Series Equity-Income Fund	10.2	10.5
Fidelity Series Emerging Markets Fund	9.1	9.3
Fidelity Series International Value Fund	8.3	8.2
Fidelity Series International Growth Fund	8.3	8.2
Fidelity Advisor Series Growth & Income Fund	7.1	7.3
Fidelity Advisor Series Stock Selector Large Cap Value Fund	6.8	7.0
Fidelity Advisor Series Equity Growth Fund	5.7	5.8
Fidelity Advisor Series Opportunistic Insights Fund	5.3	5.4
Fidelity Series All-Sector Equity Fund	4.0	4.2
	76.9	76.3

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	55.5%
International Equity Funds	27.6%
Bond Funds	15.9%
Short-Term Funds	1.0%

Six months ago
Domestic Equity Funds	56.9%
International Equity Funds	27.6%
Bond Funds	15.5%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® 2030 Fund

Investments March 31, 2017

Showing Percentage of Net Assets

Domestic Equity Funds - 55.5%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (a)	12,826,956	$162,260,993
Fidelity Advisor Series Equity-Income Fund (a)	21,884,358	287,560,469
Fidelity Advisor Series Growth & Income Fund (a)	13,732,964	199,402,635
Fidelity Advisor Series Growth Opportunities Fund (a)	9,239,695	106,995,666
Fidelity Advisor Series Opportunistic Insights Fund (a)	9,215,341	150,855,127
Fidelity Advisor Series Small Cap Fund (a)	7,030,934	80,012,023
Fidelity Advisor Series Stock Selector Large Cap Value Fund (a)	14,764,370	190,903,298
Fidelity Series 100 Index Fund (a)	5,400,069	83,215,061
Fidelity Series 1000 Value Index Fund (a)	2,670,551	32,100,022
Fidelity Series All-Sector Equity Fund (a)	9,104,180	112,891,828
Fidelity Series Commodity Strategy Fund (a)(b)	8,469,242	44,717,598
Fidelity Series Real Estate Equity Fund (a)	1,471,475	19,129,170
Fidelity Series Small Cap Opportunities Fund (a)	6,804,384	96,962,467
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,255,303,291)		1,567,006,357

International Equity Funds - 27.6%
Fidelity Series Emerging Markets Fund (a)	14,458,833	258,234,751
Fidelity Series International Growth Fund (a)	16,634,576	232,884,065
Fidelity Series International Small Cap Fund (a)	3,466,498	53,210,745
Fidelity Series International Value Fund (a)	24,071,900	233,497,432
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $665,450,248)		777,826,993

Bond Funds - 15.9%
Fidelity Series Emerging Markets Debt Fund (a)	1,996,799	20,427,254
Fidelity Series Floating Rate High Income Fund (a)	723,577	6,888,450
Fidelity Series High Income Fund (a)	4,446,135	42,727,356
Fidelity Series Inflation-Protected Bond Index Fund (a)	2,569,430	25,360,275
Fidelity Series Investment Grade Bond Fund (a)	30,531,445	340,730,927
Fidelity Series Long-Term Treasury Bond Index Fund (a)	29,846	254,284
Fidelity Series Real Estate Income Fund (a)	1,237,221	13,733,149
TOTAL BOND FUNDS
(Cost $450,053,191)		450,121,695

Short-Term Funds - 1.0%
Fidelity Advisor Series Short-Term Credit Fund (a)	698,964	6,975,659
Fidelity Series Government Money Market Fund 0.58% (a)(c)	21,881,352	21,881,352
TOTAL SHORT-TERM FUNDS
(Cost $28,856,222)		28,857,011
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $2,399,662,952)		2,823,812,056
NET OTHER ASSETS (LIABILITIES) - 0.0%		(557,336)
NET ASSETS - 100%		$2,823,254,720

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$160,167,630	$14,946,387	$39,959,940	$196,037	$162,260,993
Fidelity Advisor Series Equity-Income Fund	289,044,495	36,993,294	77,888,627	6,545,010	287,560,469
Fidelity Advisor Series Growth & Income Fund	199,691,420	17,899,338	52,237,201	3,546,576	199,402,635
Fidelity Advisor Series Growth Opportunities Fund	105,499,133	12,510,619	23,894,561	358,548	106,995,666
Fidelity Advisor Series Opportunistic Insights Fund	148,649,058	17,676,281	34,522,003	-	150,855,127
Fidelity Advisor Series Short-Term Credit Fund	488,102	6,743,879	254,882	6,222	6,975,659
Fidelity Advisor Series Small Cap Fund	79,945,409	9,130,644	18,797,353	683,397	80,012,023
Fidelity Advisor Series Stock Selector Large Cap Value Fund	192,201,930	22,689,444	52,406,429	2,883,481	190,903,298
Fidelity Investments Money Market Portfolio Institutional Class 1.06%	903,894	5,074	908,968	440	-
Fidelity Series 100 Index Fund	87,247,727	6,602,640	22,250,252	1,837,627	83,215,061
Fidelity Series 1000 Value Index Fund	32,008,863	3,107,805	7,915,882	510,230	32,100,022
Fidelity Series All-Sector Equity Fund	191,983,304	25,938,168	109,456,679	1,468,506	112,891,828
Fidelity Series Commodity Strategy Fund	35,115,001	14,443,428	7,690,849	-	44,717,598
Fidelity Series Emerging Markets Debt Fund	17,985,957	3,987,719	2,958,402	1,162,561	20,427,254
Fidelity Series Emerging Markets Fund	245,258,717	21,188,603	54,896,530	3,030,890	258,234,751
Fidelity Series Floating Rate High Income Fund	7,025,796	667,056	1,220,116	312,667	6,888,450
Fidelity Series Government Money Market Fund 0.58%	-	31,018,640	9,137,287	21,518	21,881,352
Fidelity Series High Income Fund	83,614,598	5,262,504	54,443,433	4,222,832	42,727,356
Fidelity Series Inflation-Protected Bond Index Fund	14,442,236	15,395,345	4,255,426	6,464	25,360,275
Fidelity Series International Growth Fund	225,481,971	42,525,171	47,335,071	2,745,834	232,884,065
Fidelity Series International Small Cap Fund	53,186,989	10,522,058	11,921,808	540,556	53,210,745
Fidelity Series International Value Fund	222,218,496	42,541,619	45,613,171	5,489,887	233,497,432
Fidelity Series Investment Grade Bond Fund	266,769,854	123,899,822	45,952,077	7,657,850	340,730,927
Fidelity Series Long-Term Treasury Bond Index Fund	-	312,540	14,382	4,012	254,284
Fidelity Series Real Estate Equity Fund	20,044,910	5,564,329	5,074,094	355,138	19,129,170
Fidelity Series Real Estate Income Fund	14,201,521	1,942,230	2,706,077	685,068	13,733,149
Fidelity Series Small Cap Opportunities Fund	96,486,755	11,032,180	26,627,479	470,571	96,962,467
Total	$2,789,663,766	$504,546,817	$760,338,979	$44,741,922	$2,823,812,056

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2030 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2017
Assets
Investment in securities, at value (cost $2,399,662,952) — See accompanying schedule		$2,823,812,056
Cash		5
Receivable for investments sold		12,437,649
Receivable for fund shares sold		3,111,511
Total assets		2,839,361,221
Liabilities
Payable for investments purchased	$11,618,627
Payable for fund shares redeemed	3,929,941
Distribution and service plan fees payable	557,933
Total liabilities		16,106,501
Net Assets		$2,823,254,720
Net Assets consist of:
Paid in capital		$2,361,563,443
Undistributed net investment income		2,044,951
Accumulated undistributed net realized gain (loss) on investments		35,497,222
Net unrealized appreciation (depreciation) on investments		424,149,104
Net Assets		$2,823,254,720
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($1,414,387,805 ÷ 100,137,501 shares)		$14.12
Maximum offering price per share (100/94.25 of $14.12)		$14.98
Class M:
Net Asset Value and redemption price per share ($442,505,213 ÷ 31,461,970 shares)		$14.06
Maximum offering price per share (100/96.50 of $14.06)		$14.57
Class C:
Net Asset Value and offering price per share ($94,516,649 ÷ 6,789,628 shares)(a)		$13.92
Class I:
Net Asset Value, offering price and redemption price per share ($871,845,053 ÷ 61,365,004 shares)		$14.21

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2017
Investment Income
Income distributions from underlying funds		$44,741,922
Expenses
Distribution and service plan fees	$6,627,597
Independent trustees' fees and expenses	12,112
Total expenses before reductions	6,639,709
Expense reductions	(12,112)	6,627,597
Net investment income (loss)		38,114,325
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	18,946,216
Capital gain distributions from underlying funds	41,820,476
Total net realized gain (loss)		60,766,692
Change in net unrealized appreciation (depreciation) on underlying funds		270,994,211
Net gain (loss)		331,760,903
Net increase (decrease) in net assets resulting from operations		$369,875,228

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2017	Year ended March 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$38,114,325	$41,235,626
Net realized gain (loss)	60,766,692	113,952,023
Change in net unrealized appreciation (depreciation)	270,994,211	(257,671,232)
Net increase (decrease) in net assets resulting from operations	369,875,228	(102,483,583)
Distributions to shareholders from net investment income	(37,142,497)	(41,389,842)
Distributions to shareholders from net realized gain	(94,852,736)	(109,557,266)
Total distributions	(131,995,233)	(150,947,108)
Share transactions - net increase (decrease)	(203,746,816)	(139,278,763)
Total increase (decrease) in net assets	34,133,179	(392,709,454)
Net Assets
Beginning of period	2,789,121,541	3,181,830,995
End of period	$2,823,254,720	$2,789,121,541
Other Information
Undistributed net investment income end of period	$2,044,951	$1,073,122

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2030 Fund Class A

Years ended March 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$12.99	$14.13	$14.15	$13.36	$12.48
Income from Investment Operations
Net investment income (loss)A	.18	.19	.20	.17	.20
Net realized and unrealized gain (loss)	1.57	(.64)	.70	1.47	.94
Total from investment operations	1.75	(.45)	.90	1.64	1.14
Distributions from net investment income	(.18)	(.19)	(.21)	(.18)	(.20)
Distributions from net realized gain	(.44)	(.50)	(.71)	(.67)	(.06)
Total distributions	(.62)	(.69)	(.92)	(.85)	(.26)
Net asset value, end of period	$14.12	$12.99	$14.13	$14.15	$13.36
Total ReturnB,C	14.02%	(3.36)%	6.54%	12.60%	9.25%
Ratios to Average Net AssetsD,E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.34%	1.39%	1.42%	1.24%	1.58%
Supplemental Data
Net assets, end of period (000 omitted)	$1,414,388	$1,409,909	$1,704,036	$1,777,132	$1,747,549
Portfolio turnover rateD	18%	22%	24%	53%	23%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2030 Fund Class M

Years ended March 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$12.94	$14.09	$14.10	$13.32	$12.44
Income from Investment Operations
Net investment income (loss)A	.15	.15	.17	.14	.17
Net realized and unrealized gain (loss)	1.56	(.64)	.71	1.46	.94
Total from investment operations	1.71	(.49)	.88	1.60	1.11
Distributions from net investment income	(.15)	(.16)	(.18)	(.15)	(.17)
Distributions from net realized gain	(.44)	(.50)	(.71)	(.67)	(.06)
Total distributions	(.59)	(.66)	(.89)	(.82)	(.23)
Net asset value, end of period	$14.06	$12.94	$14.09	$14.10	$13.32
Total ReturnB,C	13.74%	(3.67)%	6.37%	12.29%	9.02%
Ratios to Average Net AssetsD,E
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.09%	1.14%	1.17%	.99%	1.33%
Supplemental Data
Net assets, end of period (000 omitted)	$442,505	$423,312	$453,137	$453,944	$387,102
Portfolio turnover rateD	18%	22%	24%	53%	23%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2030 Fund Class C

Years ended March 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$12.83	$13.97	$14.00	$13.23	$12.37
Income from Investment Operations
Net investment income (loss)A	.08	.08	.09	.07	.10
Net realized and unrealized gain (loss)	1.55	(.63)	.70	1.45	.93
Total from investment operations	1.63	(.55)	.79	1.52	1.03
Distributions from net investment income	(.10)	(.11)	(.12)	(.09)	(.11)
Distributions from net realized gain	(.44)	(.48)	(.70)	(.66)	(.06)
Total distributions	(.54)	(.59)	(.82)	(.75)	(.17)
Net asset value, end of period	$13.92	$12.83	$13.97	$14.00	$13.23
Total ReturnB,C	13.21%	(4.10)%	5.76%	11.77%	8.39%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.59%	.64%	.67%	.49%	.83%
Supplemental Data
Net assets, end of period (000 omitted)	$94,517	$87,691	$91,154	$87,867	$75,384
Portfolio turnover rateD	18%	22%	24%	53%	23%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the contingent deferred sales charge.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2030 Fund Class I

Years ended March 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$13.06	$14.21	$14.22	$13.42	$12.54
Income from Investment Operations
Net investment income (loss)A	.21	.22	.24	.20	.23
Net realized and unrealized gain (loss)	1.59	(.65)	.71	1.48	.94
Total from investment operations	1.80	(.43)	.95	1.68	1.17
Distributions from net investment income	(.21)	(.23)	(.25)	(.21)	(.23)
Distributions from net realized gain	(.44)	(.50)	(.71)	(.67)	(.06)
Total distributions	(.65)	(.72)B	(.96)	(.88)	(.29)
Net asset value, end of period	$14.21	$13.06	$14.21	$14.22	$13.42
Total ReturnC	14.38%	(3.16)%	6.85%	12.89%	9.47%
Ratios to Average Net AssetsD,E
Expenses before reductionsF	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	-%	-%	-%	-%	-%
Expenses net of all reductions	-%	-%	-%	-%	-%
Net investment income (loss)	1.59%	1.64%	1.67%	1.49%	1.83%
Supplemental Data
Net assets, end of period (000 omitted)	$871,845	$861,408	$919,561	$897,398	$716,715
Portfolio turnover rateD	18%	22%	24%	53%	23%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.72 per share is comprised of distributions from net investment income of $.225 and distributions from net realized gain of $.499 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2035 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Advisor Series Equity-Income Fund	11.6	11.8
Fidelity Series Emerging Markets Fund	10.0	10.0
Fidelity Series International Value Fund	9.4	9.3
Fidelity Series International Growth Fund	9.4	9.3
Fidelity Advisor Series Growth & Income Fund	8.1	8.2
Fidelity Advisor Series Stock Selector Large Cap Value Fund	7.7	7.9
Fidelity Advisor Series Equity Growth Fund	6.6	6.6
Fidelity Advisor Series Opportunistic Insights Fund	6.1	6.1
Fidelity Series All-Sector Equity Fund	4.5	4.6
Fidelity Advisor Series Growth Opportunities Fund	4.3	4.3
	77.7	78.1

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	63.1%
International Equity Funds	30.9%
Bond Funds	5.0%
Short-Term Funds	1.0%

Six months ago
Domestic Equity Funds	63.8%
International Equity Funds	30.7%
Bond Funds	5.5%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® 2035 Fund

Investments March 31, 2017

Showing Percentage of Net Assets

Domestic Equity Funds - 63.1%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (a)	11,417,253	$144,428,250
Fidelity Advisor Series Equity-Income Fund (a)	19,528,325	256,602,186
Fidelity Advisor Series Growth & Income Fund (a)	12,279,041	178,291,677
Fidelity Advisor Series Growth Opportunities Fund (a)	8,214,779	95,127,138
Fidelity Advisor Series Opportunistic Insights Fund (a)	8,201,218	134,253,941
Fidelity Advisor Series Small Cap Fund (a)	6,266,652	71,314,504
Fidelity Advisor Series Stock Selector Large Cap Value Fund (a)	13,172,534	170,320,861
Fidelity Series 100 Index Fund (a)	4,797,957	73,936,519
Fidelity Series 1000 Value Index Fund (a)	2,382,326	28,635,554
Fidelity Series All-Sector Equity Fund (a)	8,084,315	100,245,505
Fidelity Series Commodity Strategy Fund (a)(b)	6,561,585	34,645,169
Fidelity Series Real Estate Equity Fund (a)	1,312,597	17,063,755
Fidelity Series Small Cap Opportunities Fund (a)	6,069,879	86,495,781
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,123,555,641)		1,391,360,840

International Equity Funds - 30.9%
Fidelity Series Emerging Markets Fund (a)	12,299,784	219,674,149
Fidelity Series International Growth Fund (a)	14,750,866	206,512,126
Fidelity Series International Small Cap Fund (a)	3,073,948	47,185,097
Fidelity Series International Value Fund (a)	21,345,789	207,054,156
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $588,804,712)		680,425,528

Bond Funds - 5.0%
Fidelity Series Emerging Markets Debt Fund (a)	1,537,390	15,727,504
Fidelity Series Floating Rate High Income Fund (a)	559,242	5,323,980
Fidelity Series High Income Fund (a)	3,442,341	33,080,898
Fidelity Series Inflation-Protected Bond Index Fund (a)	1,975,431	19,497,504
Fidelity Series Investment Grade Bond Fund (a)	2,378,026	26,538,767
Fidelity Series Long-Term Treasury Bond Index Fund (a)	1,244	10,602
Fidelity Series Real Estate Income Fund (a)	960,634	10,663,041
TOTAL BOND FUNDS
(Cost $109,971,991)		110,842,296

Short-Term Funds - 1.0%
Fidelity Advisor Series Short-Term Credit Fund (a)	551,395	5,502,922
Fidelity Series Government Money Market Fund 0.58% (a)(c)	17,248,589	17,248,589
TOTAL SHORT-TERM FUNDS
(Cost $22,750,832)		22,751,511
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $1,845,083,176)		2,205,380,175
NET OTHER ASSETS (LIABILITIES) - 0.0%		(424,255)
NET ASSETS - 100%		$2,204,955,920

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$136,452,426	$17,137,012	$32,843,610	$171,934	$144,428,250
Fidelity Advisor Series Equity-Income Fund	246,239,392	39,804,392	63,592,389	5,676,746	256,602,186
Fidelity Advisor Series Growth & Income Fund	170,120,907	20,966,579	42,401,409	3,074,943	178,291,677
Fidelity Advisor Series Growth Opportunities Fund	89,875,129	13,560,815	19,569,534	314,451	95,127,138
Fidelity Advisor Series Opportunistic Insights Fund	126,641,706	19,419,962	28,418,559	-	134,253,941
Fidelity Advisor Series Short-Term Credit Fund	373,538	5,323,056	192,502	4,846	5,502,922
Fidelity Advisor Series Small Cap Fund	68,109,059	10,803,770	16,076,453	599,323	71,314,504
Fidelity Advisor Series Stock Selector Large Cap Value Fund	163,743,859	24,084,133	42,215,889	2,529,201	170,320,861
Fidelity Investments Money Market Portfolio Institutional Class 1.06%	692,866	3,504	696,370	318	-
Fidelity Series 100 Index Fund	74,302,711	6,398,842	16,867,732	1,611,691	73,936,519
Fidelity Series 1000 Value Index Fund	27,269,591	2,843,319	5,688,974	447,802	28,635,554
Fidelity Series All-Sector Equity Fund	163,558,642	23,943,565	90,974,287	1,288,092	100,245,505
Fidelity Series Commodity Strategy Fund	26,916,854	11,713,363	6,076,267	-	34,645,169
Fidelity Series Emerging Markets Debt Fund	13,775,876	3,219,402	2,349,035	893,144	15,727,504
Fidelity Series Emerging Markets Fund	200,352,082	24,091,260	43,841,850	2,535,664	219,674,149
Fidelity Series Floating Rate High Income Fund	5,403,701	567,158	967,216	241,265	5,323,980
Fidelity Series Government Money Market Fund 0.58%	-	24,397,917	7,149,328	16,561	17,248,589
Fidelity Series High Income Fund	64,411,139	3,862,335	41,578,119	3,252,517	33,080,898
Fidelity Series Inflation-Protected Bond Index Fund	10,719,074	12,047,779	3,090,539	4,809	19,497,504
Fidelity Series International Growth Fund	192,686,846	40,604,700	37,487,377	2,406,942	206,512,126
Fidelity Series International Small Cap Fund	45,179,649	10,152,940	9,435,986	475,537	47,185,097
Fidelity Series International Value Fund	191,280,936	40,342,138	37,190,603	4,812,257	207,054,156
Fidelity Series Investment Grade Bond Fund	10,704,351	19,404,426	3,456,911	333,334	26,538,767
Fidelity Series Long-Term Treasury Bond Index Fund	-	13,516	1,173	160	10,602
Fidelity Series Real Estate Equity Fund	17,075,429	5,151,233	3,941,113	307,361	17,063,755
Fidelity Series Real Estate Income Fund	10,970,564	1,599,727	2,135,203	530,182	10,663,041
Fidelity Series Small Cap Opportunities Fund	82,223,574	12,669,081	22,353,442	409,224	86,495,781
Total	$2,139,079,901	$394,125,924	$580,591,870	$31,938,304	$2,205,380,175

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2035 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2017
Assets
Investment in securities, at value (cost $1,845,083,176) — See accompanying schedule		$2,205,380,175
Cash		9
Receivable for investments sold		9,654,696
Receivable for fund shares sold		2,446,858
Total assets		2,217,481,738
Liabilities
Payable for investments purchased	$9,241,568
Payable for fund shares redeemed	2,859,697
Distribution and service plan fees payable	424,553
Total liabilities		12,525,818
Net Assets		$2,204,955,920
Net Assets consist of:
Paid in capital		$1,814,295,995
Accumulated undistributed net realized gain (loss) on investments		30,362,926
Net unrealized appreciation (depreciation) on investments		360,296,999
Net Assets		$2,204,955,920
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($1,117,175,116 ÷ 82,064,019 shares)		$13.61
Maximum offering price per share (100/94.25 of $13.61)		$14.44
Class M:
Net Asset Value and redemption price per share ($336,939,041 ÷ 24,941,925 shares)		$13.51
Maximum offering price per share (100/96.50 of $13.51)		$14.00
Class C:
Net Asset Value and offering price per share ($61,580,882 ÷ 4,624,121 shares)(a)		$13.32
Class I:
Net Asset Value, offering price and redemption price per share ($689,260,881 ÷ 50,283,525 shares)		$13.71

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2017
Investment Income
Income distributions from underlying funds		$31,938,304
Expenses
Distribution and service plan fees	$4,950,703
Independent trustees' fees and expenses	9,347
Total expenses before reductions	4,960,050
Expense reductions	(9,347)	4,950,703
Net investment income (loss)		26,987,601
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	9,964,332
Capital gain distributions from underlying funds	34,161,239
Total net realized gain (loss)		44,125,571
Change in net unrealized appreciation (depreciation) on underlying funds		242,801,866
Net gain (loss)		286,927,437
Net increase (decrease) in net assets resulting from operations		$313,915,038

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2017	Year ended March 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$26,987,601	$29,052,732
Net realized gain (loss)	44,125,571	94,086,174
Change in net unrealized appreciation (depreciation)	242,801,866	(211,289,701)
Net increase (decrease) in net assets resulting from operations	313,915,038	(88,150,795)
Distributions to shareholders from net investment income	(26,994,343)	(29,643,292)
Distributions to shareholders from net realized gain	(75,983,090)	(81,803,583)
Total distributions	(102,977,433)	(111,446,875)
Share transactions - net increase (decrease)	(144,664,464)	(55,427,155)
Total increase (decrease) in net assets	66,273,141	(255,024,825)
Net Assets
Beginning of period	2,138,682,779	2,393,707,604
End of period	$2,204,955,920	$2,138,682,779

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2035 Fund Class A

Years ended March 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$12.37	$13.51	$13.54	$12.74	$11.80
Income from Investment Operations
Net investment income (loss)A	.16	.16	.19	.15	.18
Net realized and unrealized gain (loss)	1.68	(.66)	.71	1.59	.97
Total from investment operations	1.84	(.50)	.90	1.74	1.15
Distributions from net investment income	(.16)	(.17)	(.19)	(.15)	(.18)
Distributions from net realized gain	(.44)	(.47)	(.73)	(.79)	(.04)
Total distributions	(.60)	(.64)	(.93)B	(.94)	(.21)C
Net asset value, end of period	$13.61	$12.37	$13.51	$13.54	$12.74
Total ReturnD,E	15.51%	(3.92)%	6.81%	14.15%	9.89%
Ratios to Average Net AssetsF,G
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.22%	1.28%	1.36%	1.13%	1.54%
Supplemental Data
Net assets, end of period (000 omitted)	$1,117,175	$1,094,459	$1,313,452	$1,348,500	$1,258,797
Portfolio turnover rateF	18%	22%	25%	48%	25%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.93 per share is comprised of distributions from net investment income of $.194 and distributions from net realized gain of $.733 per share.

 C Total distributions of $.21 per share is comprised of distributions from net investment income of $.175 and distributions from net realized gain of $.036 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2035 Fund Class M

Years ended March 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$12.29	$13.42	$13.46	$12.68	$11.74
Income from Investment Operations
Net investment income (loss)A	.12	.13	.15	.11	.15
Net realized and unrealized gain (loss)	1.68	(.65)	.71	1.58	.97
Total from investment operations	1.80	(.52)	.86	1.69	1.12
Distributions from net investment income	(.14)	(.14)	(.16)	(.12)	(.15)
Distributions from net realized gain	(.44)	(.46)	(.73)	(.79)	(.04)
Total distributions	(.58)	(.61)B	(.90)C	(.91)	(.18)D
Net asset value, end of period	$13.51	$12.29	$13.42	$13.46	$12.68
Total ReturnE,F	15.24%	(4.08)%	6.52%	13.81%	9.69%
Ratios to Average Net AssetsG,H
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	.97%	1.03%	1.11%	.88%	1.29%
Supplemental Data
Net assets, end of period (000 omitted)	$336,939	$299,952	$303,711	$276,113	$216,701
Portfolio turnover rateG	18%	22%	25%	48%	25%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.61 per share is comprised of distributions from net investment income of $.143 and distributions from net realized gain of $.464 per share.

 C Total distributions of $.90 per share is comprised of distributions from net investment income of $.162 and distributions from net realized gain of $.733 per share.

 D Total distributions of $.18 per share is comprised of distributions from net investment income of $.148 and distributions from net realized gain of $.036 per share.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2035 Fund Class C

Years ended March 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$12.14	$13.27	$13.32	$12.56	$11.65
Income from Investment Operations
Net investment income (loss)A	.06	.07	.08	.05	.09
Net realized and unrealized gain (loss)	1.65	(.65)	.70	1.56	.95
Total from investment operations	1.71	(.58)	.78	1.61	1.04
Distributions from net investment income	(.09)	(.10)	(.11)	(.07)	(.10)
Distributions from net realized gain	(.44)	(.45)	(.72)	(.78)	(.04)
Total distributions	(.53)	(.55)	(.83)	(.85)	(.13)B
Net asset value, end of period	$13.32	$12.14	$13.27	$13.32	$12.56
Total ReturnC,D	14.69%	(4.58)%	6.01%	13.27%	9.04%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.47%	.53%	.61%	.38%	.79%
Supplemental Data
Net assets, end of period (000 omitted)	$61,581	$54,813	$56,318	$51,931	$43,447
Portfolio turnover rateE	18%	22%	25%	48%	25%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.13 per share is comprised of distributions from net investment income of $.098 and distributions from net realized gain of $.036 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2035 Fund Class I

Years ended March 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$12.45	$13.59	$13.61	$12.80	$11.86
Income from Investment Operations
Net investment income (loss)A	.19	.20	.22	.18	.21
Net realized and unrealized gain (loss)	1.70	(.67)	.72	1.60	.97
Total from investment operations	1.89	(.47)	.94	1.78	1.18
Distributions from net investment income	(.19)	(.20)	(.23)	(.18)	(.20)
Distributions from net realized gain	(.44)	(.47)	(.73)	(.79)	(.04)
Total distributions	(.63)	(.67)	(.96)	(.97)	(.24)
Net asset value, end of period	$13.71	$12.45	$13.59	$13.61	$12.80
Total ReturnB	15.79%	(3.63)%	7.11%	14.44%	10.10%
Ratios to Average Net AssetsC,D
Expenses before reductionsE	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	-%	-%	-%	-%	-%
Expenses net of all reductions	-%	-%	-%	-%	-%
Net investment income (loss)	1.47%	1.53%	1.61%	1.38%	1.79%
Supplemental Data
Net assets, end of period (000 omitted)	$689,261	$684,976	$710,667	$695,092	$547,049
Portfolio turnover rateC	18%	22%	25%	48%	25%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Amounts do not include the activity of the Underlying Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2040 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Advisor Series Equity-Income Fund	11.7	11.8
Fidelity Series Emerging Markets Fund	10.0	10.0
Fidelity Series International Value Fund	9.5	9.3
Fidelity Series International Growth Fund	9.4	9.2
Fidelity Advisor Series Growth & Income Fund	8.1	8.2
Fidelity Advisor Series Stock Selector Large Cap Value Fund	7.8	7.9
Fidelity Advisor Series Equity Growth Fund	6.6	6.6
Fidelity Advisor Series Opportunistic Insights Fund	6.1	6.1
Fidelity Series All-Sector Equity Fund	4.6	4.7
Fidelity Advisor Series Growth Opportunities Fund	4.3	4.3
	78.1	78.1

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	63.6%
International Equity Funds	31.1%
Bond Funds	4.3%
Short-Term Funds	1.0%

Six months ago
Domestic Equity Funds	63.9%
International Equity Funds	30.6%
Bond Funds	5.5%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® 2040 Fund

Investments March 31, 2017

Showing Percentage of Net Assets

Domestic Equity Funds - 63.6%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (a)	10,551,647	$133,478,332
Fidelity Advisor Series Equity-Income Fund (a)	18,047,808	237,148,200
Fidelity Advisor Series Growth & Income Fund (a)	11,315,614	164,302,713
Fidelity Advisor Series Growth Opportunities Fund (a)	7,592,771	87,924,291
Fidelity Advisor Series Opportunistic Insights Fund (a)	7,579,570	124,077,560
Fidelity Advisor Series Small Cap Fund (a)	5,793,975	65,935,430
Fidelity Advisor Series Stock Selector Large Cap Value Fund (a)	12,175,133	157,424,474
Fidelity Series 100 Index Fund (a)	4,426,457	68,211,706
Fidelity Series 1000 Value Index Fund (a)	2,201,253	26,459,062
Fidelity Series All-Sector Equity Fund (a)	7,462,999	92,541,193
Fidelity Series Commodity Strategy Fund (a)(b)	6,029,399	31,835,227
Fidelity Series Real Estate Equity Fund (a)	1,212,819	15,766,650
Fidelity Series Small Cap Opportunities Fund (a)	5,608,368	79,919,247
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,038,334,618)		1,285,024,085

International Equity Funds - 31.1%
Fidelity Series Emerging Markets Fund (a)	11,311,944	202,031,324
Fidelity Series International Growth Fund (a)	13,622,673	190,717,418
Fidelity Series International Small Cap Fund (a)	2,838,858	43,576,472
Fidelity Series International Value Fund (a)	19,713,508	191,221,028
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $537,954,732)		627,546,242

Bond Funds - 4.3%
Fidelity Series Emerging Markets Debt Fund (a)	1,408,780	14,411,820
Fidelity Series Floating Rate High Income Fund (a)	512,154	4,875,701
Fidelity Series High Income Fund (a)	3,177,070	30,531,642
Fidelity Series Inflation-Protected Bond Index Fund (a)	1,819,901	17,962,427
Fidelity Series Investment Grade Bond Fund (a)	798,309	8,909,130
Fidelity Series Long-Term Treasury Bond Index Fund (a)	1,119	9,530
Fidelity Series Real Estate Income Fund (a)	880,681	9,775,563
TOTAL BOND FUNDS
(Cost $86,215,799)		86,475,813

Short-Term Funds - 1.0%
Fidelity Advisor Series Short-Term Credit Fund (a)	515,344	5,143,136
Fidelity Series Government Money Market Fund 0.58% (a)(c)	16,126,078	16,126,078
TOTAL SHORT-TERM FUNDS
(Cost $21,268,607)		21,269,214
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $1,683,773,756)		2,020,315,354
NET OTHER ASSETS (LIABILITIES) - 0.0%		(510,976)
NET ASSETS - 100%		$2,019,804,378

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$125,636,822	$16,084,512	$30,049,717	$159,162	$133,478,332
Fidelity Advisor Series Equity-Income Fund	226,721,793	38,083,316	59,014,679	5,232,421	237,148,200
Fidelity Advisor Series Growth & Income Fund	156,637,067	19,813,341	39,370,227	2,832,530	164,302,713
Fidelity Advisor Series Growth Opportunities Fund	82,751,267	12,693,316	17,878,715	291,098	87,924,291
Fidelity Advisor Series Opportunistic Insights Fund	116,603,988	18,129,423	25,948,580	-	124,077,560
Fidelity Advisor Series Short-Term Credit Fund	343,943	4,991,109	190,839	4,461	5,143,136
Fidelity Advisor Series Small Cap Fund	62,710,603	10,364,472	14,929,920	554,771	65,935,430
Fidelity Advisor Series Stock Selector Large Cap Value Fund	150,765,280	22,461,015	38,510,177	2,340,884	157,424,474
Fidelity Investments Money Market Portfolio Institutional Class 1.06%	637,976	4,044	642,020	293	-
Fidelity Series 100 Index Fund	68,412,543	5,885,698	15,376,281	1,491,791	68,211,706
Fidelity Series 1000 Value Index Fund	25,108,173	2,806,220	5,324,432	414,398	26,459,062
Fidelity Series All-Sector Equity Fund	150,620,273	22,441,993	83,848,334	1,192,285	92,541,193
Fidelity Series Commodity Strategy Fund	24,782,917	10,789,384	5,684,833	-	31,835,227
Fidelity Series Emerging Markets Debt Fund	12,674,931	2,956,103	2,211,438	820,620	14,411,820
Fidelity Series Emerging Markets Fund	184,469,900	21,937,578	40,259,903	2,342,131	202,031,324
Fidelity Series Floating Rate High Income Fund	4,976,765	520,989	916,733	221,675	4,875,701
Fidelity Series Government Money Market Fund 0.58%	-	22,839,196	6,713,118	15,401	16,126,078
Fidelity Series High Income Fund	59,336,074	3,282,170	37,949,496	2,987,836	30,531,642
Fidelity Series Inflation-Protected Bond Index Fund	9,869,433	10,917,961	2,663,105	4,419	17,962,427
Fidelity Series International Growth Fund	177,401,409	37,777,067	34,333,963	2,227,284	190,717,418
Fidelity Series International Small Cap Fund	41,596,824	9,431,355	8,634,439	439,288	43,576,472
Fidelity Series International Value Fund	176,107,756	37,690,223	34,193,071	4,452,578	191,221,028
Fidelity Series Investment Grade Bond Fund	9,855,886	1,702,298	2,541,622	249,313	8,909,130
Fidelity Series Long-Term Treasury Bond Index Fund	-	12,122	951	150	9,530
Fidelity Series Real Estate Equity Fund	15,721,138	4,813,859	3,643,665	283,128	15,766,650
Fidelity Series Real Estate Income Fund	10,107,601	1,469,202	2,010,415	487,629	9,775,563
Fidelity Series Small Cap Opportunities Fund	75,681,434	12,022,132	20,598,578	376,930	79,919,247
Total	$1,969,531,796	$351,920,098	$533,439,251	$29,422,476	$2,020,315,354

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2040 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2017
Assets
Investment in securities, at value (cost $1,683,773,756) — See accompanying schedule		$2,020,315,354
Cash		7
Receivable for investments sold		7,124,720
Receivable for fund shares sold		4,444,979
Total assets		2,031,885,060
Liabilities
Payable for investments purchased	$6,902,834
Payable for fund shares redeemed	4,774,123
Distribution and service plan fees payable	403,725
Total liabilities		12,080,682
Net Assets		$2,019,804,378
Net Assets consist of:
Paid in capital		$1,656,164,363
Accumulated undistributed net realized gain (loss) on investments		27,098,417
Net unrealized appreciation (depreciation) on investments		336,541,598
Net Assets		$2,019,804,378
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($965,400,836 ÷ 66,272,412 shares)		$14.57
Maximum offering price per share (100/94.25 of $14.57)		$15.46
Class M:
Net Asset Value and redemption price per share ($324,989,773 ÷ 22,388,827 shares)		$14.52
Maximum offering price per share (100/96.50 of $14.52)		$15.05
Class C:
Net Asset Value and offering price per share ($79,479,977 ÷ 5,566,337 shares)(a)		$14.28
Class I:
Net Asset Value, offering price and redemption price per share ($649,933,792 ÷ 44,351,333 shares)		$14.65

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2017
Investment Income
Income distributions from underlying funds		$29,422,476
Expenses
Distribution and service plan fees	$4,777,561
Independent trustees' fees and expenses	8,589
Total expenses before reductions	4,786,150
Expense reductions	(8,589)	4,777,561
Net investment income (loss)		24,644,915
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	9,392,171
Capital gain distributions from underlying funds	31,580,356
Total net realized gain (loss)		40,972,527
Change in net unrealized appreciation (depreciation) on underlying funds		222,910,520
Net gain (loss)		263,883,047
Net increase (decrease) in net assets resulting from operations		$288,527,962

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2017	Year ended March 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$24,644,915	$26,685,727
Net realized gain (loss)	40,972,527	89,965,972
Change in net unrealized appreciation (depreciation)	222,910,520	(198,753,543)
Net increase (decrease) in net assets resulting from operations	288,527,962	(82,101,844)
Distributions to shareholders from net investment income	(24,918,914)	(27,258,668)
Distributions to shareholders from net realized gain	(71,552,200)	(81,269,199)
Total distributions	(96,471,114)	(108,527,867)
Share transactions - net increase (decrease)	(141,397,501)	(104,582,015)
Total increase (decrease) in net assets	50,659,347	(295,211,726)
Net Assets
Beginning of period	1,969,145,031	2,264,356,757
End of period	$2,019,804,378	$1,969,145,031
Other Information
Undistributed net investment income end of period	$–	$130,182

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2040 Fund Class A

Years ended March 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$13.25	$14.49	$14.51	$13.61	$12.60
Income from Investment Operations
Net investment income (loss)A	.17	.17	.20	.15	.19
Net realized and unrealized gain (loss)	1.80	(.69)	.76	1.74	1.05
Total from investment operations	1.97	(.52)	.96	1.89	1.24
Distributions from net investment income	(.17)	(.18)	(.21)	(.16)	(.19)
Distributions from net realized gain	(.48)	(.54)	(.77)	(.83)	(.04)
Total distributions	(.65)	(.72)	(.98)	(.99)	(.23)
Net asset value, end of period	$14.57	$13.25	$14.49	$14.51	$13.61
Total ReturnB,C	15.53%	(3.82)%	6.76%	14.37%	9.94%
Ratios to Average Net AssetsD,E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.22%	1.27%	1.35%	1.10%	1.53%
Supplemental Data
Net assets, end of period (000 omitted)	$965,401	$950,816	$1,154,277	$1,195,641	$1,133,722
Portfolio turnover rateD	18%	21%	24%	47%	26%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2040 Fund Class M

Years ended March 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$13.21	$14.45	$14.47	$13.58	$12.57
Income from Investment Operations
Net investment income (loss)A	.13	.14	.16	.12	.16
Net realized and unrealized gain (loss)	1.81	(.70)	.76	1.73	1.04
Total from investment operations	1.94	(.56)	.92	1.85	1.20
Distributions from net investment income	(.15)	(.15)	(.17)	(.13)	(.16)
Distributions from net realized gain	(.48)	(.53)	(.77)	(.83)	(.04)
Total distributions	(.63)	(.68)	(.94)	(.96)	(.19)B
Net asset value, end of period	$14.52	$13.21	$14.45	$14.47	$13.58
Total ReturnC,D	15.26%	(4.07)%	6.51%	14.06%	9.69%
Ratios to Average Net AssetsE,F
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	.97%	1.02%	1.10%	.85%	1.28%
Supplemental Data
Net assets, end of period (000 omitted)	$324,990	$310,107	$333,069	$341,608	$288,886
Portfolio turnover rateE	18%	21%	24%	47%	26%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.19 per share is comprised of distributions from net investment income of $.156 and distributions from net realized gain of $.037 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2040 Fund Class C

Years ended March 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$13.02	$14.27	$14.30	$13.43	$12.45
Income from Investment Operations
Net investment income (loss)A	.06	.07	.09	.05	.10
Net realized and unrealized gain (loss)	1.78	(.70)	.75	1.71	1.02
Total from investment operations	1.84	(.63)	.84	1.76	1.12
Distributions from net investment income	(.10)	(.10)	(.12)	(.07)	(.11)
Distributions from net realized gain	(.48)	(.52)	(.75)	(.82)	(.04)
Total distributions	(.58)	(.62)	(.87)	(.89)	(.14)B
Net asset value, end of period	$14.28	$13.02	$14.27	$14.30	$13.43
Total ReturnC,D	14.70%	(4.63)%	6.01%	13.57%	9.09%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.48%	.52%	.60%	.35%	.78%
Supplemental Data
Net assets, end of period (000 omitted)	$79,480	$73,036	$77,130	$72,247	$62,893
Portfolio turnover rateE	18%	21%	24%	47%	26%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.14 per share is comprised of distributions from net investment income of $.105 and distributions from net realized gain of $.037 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2040 Fund Class I

Years ended March 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$13.32	$14.57	$14.59	$13.67	$12.65
Income from Investment Operations
Net investment income (loss)A	.20	.21	.23	.19	.23
Net realized and unrealized gain (loss)	1.82	(.71)	.76	1.75	1.05
Total from investment operations	2.02	(.50)	.99	1.94	1.28
Distributions from net investment income	(.20)	(.22)	(.24)	(.19)	(.22)
Distributions from net realized gain	(.49)	(.54)	(.77)	(.83)	(.04)
Total distributions	(.69)	(.75)B	(1.01)	(1.02)	(.26)
Net asset value, end of period	$14.65	$13.32	$14.57	$14.59	$13.67
Total ReturnC	15.82%	(3.62)%	6.99%	14.73%	10.24%
Ratios to Average Net AssetsD,E
Expenses before reductionsF	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	-%	-%	-%	-%	-%
Expenses net of all reductions	-%	-%	-%	-%	-%
Net investment income (loss)	1.47%	1.52%	1.60%	1.35%	1.78%
Supplemental Data
Net assets, end of period (000 omitted)	$649,934	$629,599	$688,278	$664,689	$508,363
Portfolio turnover rateD	18%	21%	24%	47%	26%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.75 per share is comprised of distributions from net investment income of $.216 and distributions from net realized gain of $.535 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2045 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Advisor Series Equity-Income Fund	11.7	11.8
Fidelity Series Emerging Markets Fund	10.0	10.0
Fidelity Series International Value Fund	9.5	9.3
Fidelity Series International Growth Fund	9.4	9.3
Fidelity Advisor Series Growth & Income Fund	8.1	8.2
Fidelity Advisor Series Stock Selector Large Cap Value Fund	7.8	7.9
Fidelity Advisor Series Equity Growth Fund	6.6	6.6
Fidelity Advisor Series Opportunistic Insights Fund	6.1	6.1
Fidelity Series All-Sector Equity Fund	4.6	4.6
Fidelity Advisor Series Growth Opportunities Fund	4.4	4.3
	78.2	78.1

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	63.7%
International Equity Funds	31.1%
Bond Funds	4.2%
Short-Term Funds	1.0%

Six months ago
Domestic Equity Funds	63.9%
International Equity Funds	30.7%
Bond Funds	5.4%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® 2045 Fund

Investments March 31, 2017

Showing Percentage of Net Assets

Domestic Equity Funds - 63.7%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (a)	6,219,435	$78,675,858
Fidelity Advisor Series Equity-Income Fund (a)	10,638,405	139,788,643
Fidelity Advisor Series Growth & Income Fund (a)	6,669,871	96,846,527
Fidelity Advisor Series Growth Opportunities Fund (a)	4,475,129	51,821,990
Fidelity Advisor Series Opportunistic Insights Fund (a)	4,467,566	73,134,052
Fidelity Advisor Series Small Cap Fund (a)	3,414,710	38,859,402
Fidelity Advisor Series Stock Selector Large Cap Value Fund (a)	7,176,478	92,791,862
Fidelity Series 100 Index Fund (a)	2,609,454	40,211,687
Fidelity Series 1000 Value Index Fund (a)	1,297,621	15,597,403
Fidelity Series All-Sector Equity Fund (a)	4,399,405	54,552,620
Fidelity Series Commodity Strategy Fund (a)(b)	3,686,096	19,462,589
Fidelity Series Real Estate Equity Fund (a)	714,956	9,294,425
Fidelity Series Small Cap Opportunities Fund (a)	3,306,168	47,112,893
TOTAL DOMESTIC EQUITY FUNDS
(Cost $619,596,001)		758,149,951

International Equity Funds - 31.1%
Fidelity Series Emerging Markets Fund (a)	6,664,832	119,033,906
Fidelity Series International Growth Fund (a)	8,030,509	112,427,130
Fidelity Series International Small Cap Fund (a)	1,672,813	25,677,674
Fidelity Series International Value Fund (a)	11,620,021	112,714,207
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $325,649,140)		369,852,917

Bond Funds - 4.2%
Fidelity Series Emerging Markets Debt Fund (a)	825,155	8,441,336
Fidelity Series Floating Rate High Income Fund (a)	301,930	2,874,378
Fidelity Series High Income Fund (a)	1,853,268	17,809,902
Fidelity Series Inflation-Protected Bond Index Fund (a)	1,061,116	10,473,212
Fidelity Series Investment Grade Bond Fund (a)	469,801	5,242,976
Fidelity Series Long-Term Treasury Bond Index Fund (a)	667	5,686
Fidelity Series Real Estate Income Fund (a)	515,509	5,722,145
TOTAL BOND FUNDS
(Cost $50,088,982)		50,569,635

Short-Term Funds - 1.0%
Fidelity Advisor Series Short-Term Credit Fund (a)	300,373	2,997,726
Fidelity Series Government Money Market Fund 0.58% (a)(c)	9,394,039	9,394,039
TOTAL SHORT-TERM FUNDS
(Cost $12,391,417)		12,391,765
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $1,007,725,540)		1,190,964,268
NET OTHER ASSETS (LIABILITIES) - 0.0%		(216,600)
NET ASSETS - 100%		$1,190,747,668

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$70,529,106	$12,691,426	$17,190,034	$92,199	$78,675,858
Fidelity Advisor Series Equity-Income Fund	127,274,993	27,946,003	33,493,893	3,004,687	139,788,643
Fidelity Advisor Series Growth & Income Fund	87,931,477	15,646,473	22,452,472	1,625,888	96,846,527
Fidelity Advisor Series Growth Opportunities Fund	46,454,280	9,571,240	10,223,971	168,626	51,821,990
Fidelity Advisor Series Opportunistic Insights Fund	65,458,404	13,623,459	14,815,980	-	73,134,052
Fidelity Advisor Series Short-Term Credit Fund	191,797	2,912,149	105,626	2,595	2,997,726
Fidelity Advisor Series Small Cap Fund	35,204,033	7,687,683	8,540,843	321,368	38,859,402
Fidelity Advisor Series Stock Selector Large Cap Value Fund	84,635,390	16,865,373	21,806,006	1,356,376	92,791,862
Fidelity Investments Money Market Portfolio Institutional Class 1.06%	359,444	3,265	362,709	167	-
Fidelity Series 100 Index Fund	38,406,456	5,207,754	8,776,884	864,191	40,211,687
Fidelity Series 1000 Value Index Fund	14,095,055	2,293,703	3,021,274	240,225	15,597,403
Fidelity Series All-Sector Equity Fund	84,552,674	15,659,940	47,520,806	690,740	54,552,620
Fidelity Series Commodity Strategy Fund	13,989,987	7,817,018	3,438,917	-	19,462,589
Fidelity Series Emerging Markets Debt Fund	7,108,174	2,022,546	1,254,386	471,946	8,441,336
Fidelity Series Emerging Markets Fund	103,631,453	18,276,652	23,687,774	1,358,652	119,033,906
Fidelity Series Floating Rate High Income Fund	2,790,663	431,752	516,000	127,769	2,874,378
Fidelity Series Government Money Market Fund 0.58%	-	13,269,384	3,875,345	8,714	9,394,039
Fidelity Series High Income Fund	33,096,448	1,920,381	20,509,859	1,691,390	17,809,902
Fidelity Series Inflation-Protected Bond Index Fund	5,540,326	6,439,350	1,414,731	2,552	10,473,212
Fidelity Series International Growth Fund	99,675,360	26,691,953	19,692,854	1,290,862	112,427,130
Fidelity Series International Small Cap Fund	23,364,477	6,591,399	4,983,313	255,027	25,677,674
Fidelity Series International Value Fund	98,848,932	26,604,824	19,500,347	2,580,639	112,714,207
Fidelity Series Investment Grade Bond Fund	5,532,670	1,206,952	1,431,715	143,965	5,242,976
Fidelity Series Long-Term Treasury Bond Index Fund	-	7,283	626	89	5,686
Fidelity Series Real Estate Equity Fund	8,825,852	3,186,064	2,066,793	163,235	9,294,425
Fidelity Series Real Estate Income Fund	5,654,015	1,091,542	1,141,812	279,488	5,722,145
Fidelity Series Small Cap Opportunities Fund	42,485,373	9,011,331	11,786,537	217,659	47,112,893
Total	$1,105,636,839	$254,676,899	$303,611,507	$16,959,049	$1,190,964,268

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2045 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2017
Assets
Investment in securities, at value (cost $1,007,725,540) — See accompanying schedule		$1,190,964,268
Receivable for investments sold		4,627,585
Receivable for fund shares sold		2,050,949
Total assets		1,197,642,802
Liabilities
Payable for investments purchased	$3,735,036
Payable for fund shares redeemed	2,943,247
Distribution and service plan fees payable	216,851
Total liabilities		6,895,134
Net Assets		$1,190,747,668
Net Assets consist of:
Paid in capital		$994,420,864
Accumulated undistributed net realized gain (loss) on investments		13,088,076
Net unrealized appreciation (depreciation) on investments		183,238,728
Net Assets		$1,190,747,668
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($556,090,001 ÷ 49,372,672 shares)		$11.26
Maximum offering price per share (100/94.25 of $11.26)		$11.95
Class M:
Net Asset Value and redemption price per share ($186,199,655 ÷ 16,643,069 shares)		$11.19
Maximum offering price per share (100/96.50 of $11.19)		$11.60
Class C:
Net Asset Value and offering price per share ($27,490,601 ÷ 2,481,519 shares)(a)		$11.08
Class I:
Net Asset Value, offering price and redemption price per share ($420,967,411 ÷ 37,147,477 shares)		$11.33
 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2017
Investment Income
Income distributions from underlying funds		$16,959,049
Expenses
Distribution and service plan fees	$2,489,946
Independent trustees' fees and expenses	4,928
Total expenses before reductions	2,494,874
Expense reductions	(4,928)	2,489,946
Net investment income (loss)		14,469,103
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	3,630,188
Capital gain distributions from underlying funds	18,345,765
Total net realized gain (loss)		21,975,953
Change in net unrealized appreciation (depreciation) on underlying funds		130,631,830
Net gain (loss)		152,607,783
Net increase (decrease) in net assets resulting from operations		$167,076,886

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2017	Year ended March 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$14,469,103	$14,832,884
Net realized gain (loss)	21,975,953	46,390,041
Change in net unrealized appreciation (depreciation)	130,631,830	(104,373,890)
Net increase (decrease) in net assets resulting from operations	167,076,886	(43,150,965)
Distributions to shareholders from net investment income	(14,531,898)	(15,159,655)
Distributions to shareholders from net realized gain	(39,042,045)	(39,737,449)
Total distributions	(53,573,943)	(54,897,104)
Share transactions - net increase (decrease)	(28,198,870)	295,212
Total increase (decrease) in net assets	85,304,073	(97,752,857)
Net Assets
Beginning of period	1,105,443,595	1,203,196,452
End of period	$1,190,747,668	$1,105,443,595

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2045 Fund Class A

Years ended March 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$10.23	$11.15	$11.31	$10.46	$9.79
Income from Investment Operations
Net investment income (loss)A	.13	.13	.15	.12	.16
Net realized and unrealized gain (loss)	1.39	(.54)	.59	1.39	.81
Total from investment operations	1.52	(.41)	.74	1.51	.97
Distributions from net investment income	(.13)	(.14)	(.16)	(.12)	(.15)
Distributions from net realized gain	(.36)	(.37)	(.74)	(.54)	(.15)
Total distributions	(.49)	(.51)	(.90)	(.66)	(.30)
Net asset value, end of period	$11.26	$10.23	$11.15	$11.31	$10.46
Total ReturnB,C	15.50%	(3.85)%	6.80%	14.74%	10.21%
Ratios to Average Net AssetsD,E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.22%	1.27%	1.37%	1.12%	1.59%
Supplemental Data
Net assets, end of period (000 omitted)	$556,090	$531,510	$623,734	$612,735	$527,525
Portfolio turnover rateD	22%	26%	27%	46%	25%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2045 Fund Class M

Years ended March 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$10.17	$11.09	$11.26	$10.42	$9.75
Income from Investment Operations
Net investment income (loss)A	.10	.11	.13	.09	.13
Net realized and unrealized gain (loss)	1.39	(.54)	.57	1.39	.82
Total from investment operations	1.49	(.43)	.70	1.48	.95
Distributions from net investment income	(.11)	(.12)	(.13)	(.10)	(.12)
Distributions from net realized gain	(.36)	(.37)	(.74)	(.54)	(.15)
Total distributions	(.47)	(.49)	(.87)	(.64)	(.28)B
Net asset value, end of period	$11.19	$10.17	$11.09	$11.26	$10.42
Total ReturnC,D	15.29%	(4.10)%	6.50%	14.45%	10.02%
Ratios to Average Net AssetsE,F
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	.97%	1.02%	1.12%	.87%	1.34%
Supplemental Data
Net assets, end of period (000 omitted)	$186,200	$158,557	$153,677	$128,619	$92,998
Portfolio turnover rateE	22%	26%	27%	46%	25%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.28 per share is comprised of distributions from net investment income of $.124 and distributions from net realized gain of $.153 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2045 Fund Class C

Years ended March 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$10.09	$11.01	$11.19	$10.36	$9.71
Income from Investment Operations
Net investment income (loss)A	.05	.05	.07	.04	.08
Net realized and unrealized gain (loss)	1.38	(.53)	.57	1.38	.81
Total from investment operations	1.43	(.48)	.64	1.42	.89
Distributions from net investment income	(.08)	(.08)	(.09)	(.06)	(.09)
Distributions from net realized gain	(.36)	(.36)	(.73)	(.53)	(.15)
Total distributions	(.44)	(.44)	(.82)	(.59)	(.24)
Net asset value, end of period	$11.08	$10.09	$11.01	$11.19	$10.36
Total ReturnB,C	14.71%	(4.59)%	5.95%	13.95%	9.42%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.47%	.53%	.62%	.37%	.84%
Supplemental Data
Net assets, end of period (000 omitted)	$27,491	$23,423	$22,493	$18,457	$13,415
Portfolio turnover rateD	22%	26%	27%	46%	25%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the contingent deferred sales charge.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2045 Fund Class I

Years ended March 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$10.28	$11.21	$11.37	$10.50	$9.83
Income from Investment Operations
Net investment income (loss)A	.16	.16	.18	.15	.18
Net realized and unrealized gain (loss)	1.40	(.55)	.59	1.41	.81
Total from investment operations	1.56	(.39)	.77	1.56	.99
Distributions from net investment income	(.15)	(.17)	(.19)	(.15)	(.17)
Distributions from net realized gain	(.36)	(.37)	(.74)	(.54)	(.15)
Total distributions	(.51)	(.54)	(.93)	(.69)	(.32)
Net asset value, end of period	$11.33	$10.28	$11.21	$11.37	$10.50
Total ReturnB	15.83%	(3.66)%	7.03%	15.14%	10.43%
Ratios to Average Net AssetsC,D
Expenses before reductionsE	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	-%	-%	-%	-%	-%
Expenses net of all reductions	-%	-%	-%	-%	-%
Net investment income (loss)	1.47%	1.52%	1.62%	1.37%	1.84%
Supplemental Data
Net assets, end of period (000 omitted)	$420,967	$390,675	$400,667	$378,776	$269,633
Portfolio turnover rateC	22%	26%	27%	46%	25%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Amounts do not include the activity of the Underlying Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2050 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Advisor Series Equity-Income Fund	11.7	11.8
Fidelity Series Emerging Markets Fund	10.0	10.0
Fidelity Series International Value Fund	9.5	9.3
Fidelity Series International Growth Fund	9.4	9.3
Fidelity Advisor Series Growth & Income Fund	8.1	8.2
Fidelity Advisor Series Stock Selector Large Cap Value Fund	7.8	7.9
Fidelity Advisor Series Equity Growth Fund	6.6	6.6
Fidelity Advisor Series Opportunistic Insights Fund	6.1	6.1
Fidelity Series All-Sector Equity Fund	4.6	4.6
Fidelity Advisor Series Growth Opportunities Fund	4.3	4.3
	78.1	78.1

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	63.7%
International Equity Funds	31.1%
Bond Funds	4.2%
Short-Term Funds	1.0%

Six months ago
Domestic Equity Funds	63.9%
International Equity Funds	30.7%
Bond Funds	5.4%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® 2050 Fund

Investments March 31, 2017

Showing Percentage of Net Assets

Domestic Equity Funds - 63.7%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (a)	4,855,672	$61,424,250
Fidelity Advisor Series Equity-Income Fund (a)	8,305,721	109,137,178
Fidelity Advisor Series Growth & Income Fund (a)	5,207,368	75,610,979
Fidelity Advisor Series Growth Opportunities Fund (a)	3,493,852	40,458,803
Fidelity Advisor Series Opportunistic Insights Fund (a)	3,487,945	57,097,662
Fidelity Advisor Series Small Cap Fund (a)	2,666,004	30,339,120
Fidelity Advisor Series Stock Selector Large Cap Value Fund (a)	5,602,922	72,445,784
Fidelity Series 100 Index Fund (a)	2,037,743	31,401,616
Fidelity Series 1000 Value Index Fund (a)	1,013,086	12,177,297
Fidelity Series All-Sector Equity Fund (a)	3,434,718	42,590,508
Fidelity Series Commodity Strategy Fund (a)(b)	2,923,376	15,435,424
Fidelity Series Real Estate Equity Fund (a)	558,182	7,256,365
Fidelity Series Small Cap Opportunities Fund (a)	2,581,200	36,782,095
TOTAL DOMESTIC EQUITY FUNDS
(Cost $484,769,031)		592,157,081

International Equity Funds - 31.1%
Fidelity Series Emerging Markets Fund (a)	5,203,910	92,941,824
Fidelity Series International Growth Fund (a)	6,269,524	87,773,342
Fidelity Series International Small Cap Fund (a)	1,305,585	20,040,723
Fidelity Series International Value Fund (a)	9,072,714	88,005,325
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $254,234,800)		288,761,214

Bond Funds - 4.2%
Fidelity Series Emerging Markets Debt Fund (a)	643,770	6,585,766
Fidelity Series Floating Rate High Income Fund (a)	235,858	2,245,372
Fidelity Series High Income Fund (a)	1,439,710	13,835,614
Fidelity Series Inflation-Protected Bond Index Fund (a)	821,251	8,105,743
Fidelity Series Investment Grade Bond Fund (a)	367,614	4,102,571
Fidelity Series Long-Term Treasury Bond Index Fund (a)	359	3,056
Fidelity Series Real Estate Income Fund (a)	402,158	4,463,958
TOTAL BOND FUNDS
(Cost $39,199,320)		39,342,080

Short-Term Funds - 1.0%
Fidelity Advisor Series Short-Term Credit Fund (a)	231,661	2,311,972
Fidelity Series Government Money Market Fund 0.58% (a)(c)	7,236,366	7,236,366
TOTAL SHORT-TERM FUNDS
(Cost $9,548,085)		9,548,338
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $787,751,236)		929,808,713
NET OTHER ASSETS (LIABILITIES) - 0.0%		(167,956)
NET ASSETS - 100%		$929,640,757

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$53,444,997	$11,259,162	$13,003,631	$70,806	$61,424,250
Fidelity Advisor Series Equity-Income Fund	96,445,139	23,914,494	25,040,049	2,301,886	109,137,178
Fidelity Advisor Series Growth & Income Fund	66,631,764	13,706,556	16,779,359	1,245,716	75,610,979
Fidelity Advisor Series Growth Opportunities Fund	35,201,691	8,308,613	7,684,319	129,501	40,458,803
Fidelity Advisor Series Opportunistic Insights Fund	49,602,389	11,865,517	11,190,149	1	57,097,662
Fidelity Advisor Series Short-Term Credit Fund	145,425	2,243,379	76,413	1,996	2,311,972
Fidelity Advisor Series Small Cap Fund	26,676,520	6,630,430	6,419,761	246,793	30,339,120
Fidelity Advisor Series Stock Selector Large Cap Value Fund	64,134,084	14,619,834	16,333,832	1,041,774	72,445,784
Fidelity Investments Money Market Portfolio Institutional Class 1.06%	272,285	3,162	275,447	127	-
Fidelity Series 100 Index Fund	29,102,345	4,751,449	6,574,688	663,632	31,401,616
Fidelity Series 1000 Value Index Fund	10,680,890	2,042,651	2,253,003	184,632	12,177,297
Fidelity Series All-Sector Equity Fund	64,061,708	13,426,168	36,267,116	530,480	42,590,508
Fidelity Series Commodity Strategy Fund	10,616,309	6,691,871	2,698,966	-	15,435,424
Fidelity Series Emerging Markets Debt Fund	5,382,582	1,691,451	920,805	362,664	6,585,766
Fidelity Series Emerging Markets Fund	78,542,100	16,428,810	18,054,232	1,044,162	92,941,824
Fidelity Series Floating Rate High Income Fund	2,114,129	389,657	386,699	98,105	2,245,372
Fidelity Series Government Money Market Fund 0.58%	-	10,176,169	2,939,803	6,620	7,236,366
Fidelity Series High Income Fund	25,037,460	1,573,387	15,284,233	1,288,959	13,835,614
Fidelity Series Inflation-Protected Bond Index Fund	4,198,268	5,019,558	1,043,683	1,968	8,105,743
Fidelity Series International Growth Fund	75,554,508	22,726,945	14,943,350	991,617	87,773,342
Fidelity Series International Small Cap Fund	17,708,115	5,537,566	3,753,213	196,073	20,040,723
Fidelity Series International Value Fund	74,902,889	22,611,192	14,715,937	1,982,206	88,005,325
Fidelity Series Investment Grade Bond Fund	4,192,443	1,037,229	1,076,635	110,644	4,102,571
Fidelity Series Long-Term Treasury Bond Index Fund	-	5,751	1,912	62	3,056
Fidelity Series Real Estate Equity Fund	6,697,352	2,615,586	1,551,614	125,357	7,256,365
Fidelity Series Real Estate Income Fund	4,275,417	943,353	844,776	214,507	4,463,958
Fidelity Series Small Cap Opportunities Fund	32,194,064	7,773,819	8,857,343	167,130	36,782,095
Total	$837,814,873	$217,993,759	$228,970,968	$13,007,418	$929,808,713

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2050 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2017
Assets
Investment in securities, at value (cost $787,751,236) — See accompanying schedule		$929,808,713
Receivable for investments sold		3,352,381
Receivable for fund shares sold		2,312,197
Other receivables		2
Total assets		935,473,293
Liabilities
Payable for investments purchased	$3,106,763
Payable for fund shares redeemed	2,557,866
Distribution and service plan fees payable	167,907
Total liabilities		5,832,536
Net Assets		$929,640,757
Net Assets consist of:
Paid in capital		$778,516,453
Accumulated undistributed net realized gain (loss) on investments		9,066,827
Net unrealized appreciation (depreciation) on investments		142,057,477
Net Assets		$929,640,757
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($396,373,259 ÷ 35,381,369 shares)		$11.20
Maximum offering price per share (100/94.25 of $11.20)		$11.88
Class M:
Net Asset Value and redemption price per share ($147,601,197 ÷ 13,236,367 shares)		$11.15
Maximum offering price per share (100/96.50 of $11.15)		$11.55
Class C:
Net Asset Value and offering price per share ($28,268,193 ÷ 2,558,179 shares)(a)		$11.05
Class I:
Net Asset Value, offering price and redemption price per share ($357,398,108 ÷ 31,712,993 shares)		$11.27

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2017
Investment Income
Income distributions from underlying funds		$13,007,418
Expenses
Distribution and service plan fees	$1,916,417
Independent trustees' fees and expenses	3,775
Total expenses before reductions	1,920,192
Expense reductions	(3,775)	1,916,417
Net investment income (loss)		11,091,001
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	1,749,531
Capital gain distributions from underlying funds	14,126,595
Total net realized gain (loss)		15,876,126
Change in net unrealized appreciation (depreciation) on underlying funds		101,221,499
Net gain (loss)		117,097,625
Net increase (decrease) in net assets resulting from operations		$128,188,626

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2017	Year ended March 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$11,091,001	$11,027,016
Net realized gain (loss)	15,876,126	33,922,391
Change in net unrealized appreciation (depreciation)	101,221,499	(76,873,819)
Net increase (decrease) in net assets resulting from operations	128,188,626	(31,924,412)
Distributions to shareholders from net investment income	(11,189,601)	(11,232,904)
Distributions to shareholders from net realized gain	(28,798,024)	(28,452,580)
Total distributions	(39,987,625)	(39,685,484)
Share transactions - net increase (decrease)	3,772,240	36,112,151
Total increase (decrease) in net assets	91,973,241	(35,497,745)
Net Assets
Beginning of period	837,667,516	873,165,261
End of period	$929,640,757	$837,667,516
Other Information
Undistributed net investment income end of period	$–	$92,654

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2050 Fund Class A

Years ended March 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$10.16	$11.06	$11.24	$10.39	$9.61
Income from Investment Operations
Net investment income (loss)A	.13	.13	.15	.12	.15
Net realized and unrealized gain (loss)	1.39	(.53)	.58	1.40	.82
Total from investment operations	1.52	(.40)	.73	1.52	.97
Distributions from net investment income	(.13)	(.14)	(.16)	(.12)	(.14)
Distributions from net realized gain	(.34)	(.36)	(.76)	(.55)	(.05)
Total distributions	(.48)B	(.50)	(.91)C	(.67)	(.19)
Net asset value, end of period	$11.20	$10.16	$11.06	$11.24	$10.39
Total ReturnD,E	15.52%	(3.84)%	6.77%	14.91%	10.23%
Ratios to Average Net AssetsF,G
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.22%	1.28%	1.37%	1.10%	1.56%
Supplemental Data
Net assets, end of period (000 omitted)	$396,373	$363,199	$415,103	$401,589	$352,814
Portfolio turnover rateF	25%	24%	30%	47%	28%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.48 per share is comprised of distributions from net investments income of $.131 and distributions from net realized gain of $.344 per share.

 C Total distributions of $.91 per share is comprised of distributions from net investments income of $.155 and distributions from net realized gain of $.755 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2050 Fund Class M

Years ended March 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$10.12	$11.02	$11.20	$10.36	$9.58
Income from Investment Operations
Net investment income (loss)A	.10	.11	.12	.09	.13
Net realized and unrealized gain (loss)	1.38	(.54)	.58	1.39	.81
Total from investment operations	1.48	(.43)	.70	1.48	.94
Distributions from net investment income	(.11)	(.12)	(.13)	(.10)	(.12)
Distributions from net realized gain	(.34)	(.36)	(.76)	(.55)	(.05)
Total distributions	(.45)	(.47)B	(.88)C	(.64)D	(.16)E
Net asset value, end of period	$11.15	$10.12	$11.02	$11.20	$10.36
Total ReturnF,G	15.22%	(4.08)%	6.54%	14.61%	9.99%
Ratios to Average Net AssetsH,I
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	.97%	1.04%	1.12%	.85%	1.31%
Supplemental Data
Net assets, end of period (000 omitted)	$147,601	$127,842	$126,987	$115,391	$89,196
Portfolio turnover rateH	25%	24%	30%	47%	28%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.47 per share is comprised of distributions from net investments income of $.115 and distributions from net realized gain of $.355 per share.

 C Total distributions of $.88 per share is comprised of distributions from net investments income of $.128 and distributions from net realized gain of $.755 per share.

 D Total distributions of $.64 per share is comprised of distributions from net investments income of $.097 and distributions from net realized gain of $.546 per share.

 E Total distributions of $.16 per share is comprised of distributions from net investments income of $.117 and distributions from net realized gain of $.046 per share.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Amounts do not include the activity of the Underlying Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2050 Fund Class C

Years ended March 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$10.04	$10.95	$11.14	$10.31	$9.54
Income from Investment Operations
Net investment income (loss)A	.05	.06	.07	.04	.08
Net realized and unrealized gain (loss)	1.37	(.55)	.57	1.38	.82
Total from investment operations	1.42	(.49)	.64	1.42	.90
Distributions from net investment income	(.08)	(.08)	(.09)	(.06)	(.08)
Distributions from net realized gain	(.34)	(.34)	(.74)	(.54)	(.05)
Total distributions	(.41)B	(.42)	(.83)	(.59)C	(.13)
Net asset value, end of period	$11.05	$10.04	$10.95	$11.14	$10.31
Total ReturnD,E	14.73%	(4.67)%	6.01%	14.06%	9.53%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.47%	.54%	.63%	.35%	.81%
Supplemental Data
Net assets, end of period (000 omitted)	$28,268	$24,460	$24,652	$21,190	$16,188
Portfolio turnover rateF	25%	24%	30%	47%	28%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.41 per share is comprised of distributions from net investments income of $.075 and distributions from net realized gain of $.339 per share.

 C Total distributions of $.59 per share is comprised of distributions from net investments income of $.056 and distributions from net realized gain of $.536 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2050 Fund Class I

Years ended March 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$10.22	$11.13	$11.30	$10.44	$9.65
Income from Investment Operations
Net investment income (loss)A	.16	.16	.18	.15	.18
Net realized and unrealized gain (loss)	1.39	(.55)	.59	1.40	.82
Total from investment operations	1.55	(.39)	.77	1.55	1.00
Distributions from net investment income	(.15)	(.16)	(.18)	(.15)	(.16)
Distributions from net realized gain	(.35)	(.36)	(.76)	(.55)	(.05)
Total distributions	(.50)	(.52)	(.94)	(.69)B	(.21)
Net asset value, end of period	$11.27	$10.22	$11.13	$11.30	$10.44
Total ReturnC	15.81%	(3.65)%	7.10%	15.20%	10.55%
Ratios to Average Net AssetsD,E
Expenses before reductionsF	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	-%	-%	-%	-%	-%
Expenses net of all reductions	-%	-%	-%	-%	-%
Net investment income (loss)	1.47%	1.53%	1.62%	1.35%	1.81%
Supplemental Data
Net assets, end of period (000 omitted)	$357,398	$320,449	$303,017	$282,594	$202,208
Portfolio turnover rateD	25%	24%	30%	47%	28%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.69 per share is comprised of distributions from net investments income of $.147 and distributions from net realized gain of $.546 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2055 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Advisor Series Equity-Income Fund	11.7	11.8
Fidelity Series Emerging Markets Fund	10.0	10.1
Fidelity Series International Value Fund	9.5	9.3
Fidelity Series International Growth Fund	9.4	9.2
Fidelity Advisor Series Growth & Income Fund	8.1	8.2
Fidelity Advisor Series Stock Selector Large Cap Value Fund	7.8	7.9
Fidelity Advisor Series Equity Growth Fund	6.6	6.6
Fidelity Advisor Series Opportunistic Insights Fund	6.1	6.1
Fidelity Series All-Sector Equity Fund	4.6	4.6
Fidelity Advisor Series Growth Opportunities Fund	4.4	4.3
	78.2	78.1

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	63.8%
International Equity Funds	31.1%
Bond Funds	4.2%
Short-Term Funds	0.9%

Six months ago
Domestic Equity Funds	63.9%
International Equity Funds	30.7%
Bond Funds	5.3%
Short-Term Funds	0.1%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® 2055 Fund

Investments March 31, 2017

Showing Percentage of Net Assets

Domestic Equity Funds - 63.8%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (a)	2,104,476	$26,621,622
Fidelity Advisor Series Equity-Income Fund (a)	3,598,767	47,287,802
Fidelity Advisor Series Growth & Income Fund (a)	2,256,650	32,766,556
Fidelity Advisor Series Growth Opportunities Fund (a)	1,514,763	17,540,956
Fidelity Advisor Series Opportunistic Insights Fund (a)	1,511,770	24,747,674
Fidelity Advisor Series Small Cap Fund (a)	1,156,259	13,158,231
Fidelity Advisor Series Stock Selector Large Cap Value Fund (a)	2,428,143	31,395,884
Fidelity Series 100 Index Fund (a)	882,560	13,600,249
Fidelity Series 1000 Value Index Fund (a)	438,793	5,274,288
Fidelity Series All-Sector Equity Fund (a)	1,487,665	18,447,051
Fidelity Series Commodity Strategy Fund (a)(b)	1,302,935	6,879,499
Fidelity Series Real Estate Equity Fund (a)	241,763	3,142,917
Fidelity Series Small Cap Opportunities Fund (a)	1,117,983	15,931,253
TOTAL DOMESTIC EQUITY FUNDS
(Cost $229,883,416)		256,793,982

International Equity Funds - 31.1%
Fidelity Series Emerging Markets Fund (a)	2,260,688	40,375,881
Fidelity Series International Growth Fund (a)	2,715,435	38,016,091
Fidelity Series International Small Cap Fund (a)	565,874	8,686,160
Fidelity Series International Value Fund (a)	3,929,456	38,115,728
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $118,355,547)		125,193,860

Bond Funds - 4.2%
Fidelity Series Emerging Markets Debt Fund (a)	272,996	2,792,749
Fidelity Series Floating Rate High Income Fund (a)	102,229	973,225
Fidelity Series High Income Fund (a)	635,315	6,105,377
Fidelity Series Inflation-Protected Bond Index Fund (a)	334,095	3,297,517
Fidelity Series Investment Grade Bond Fund (a)	170,233	1,899,804
Fidelity Series Long-Term Treasury Bond Index Fund (a)	153	1,306
Fidelity Series Real Estate Income Fund (a)	171,946	1,908,595
TOTAL BOND FUNDS
(Cost $16,867,426)		16,978,573

Short-Term Funds - 0.9%
Fidelity Advisor Series Short-Term Credit Fund (a)	91,331	911,479
Fidelity Series Government Money Market Fund 0.58% (a)(c)	2,842,030	2,842,030
TOTAL SHORT-TERM FUNDS
(Cost $3,753,187)		3,753,509
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $368,859,576)		402,719,924
NET OTHER ASSETS (LIABILITIES) - 0.0%		(66,583)
NET ASSETS - 100%		$402,653,341

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$18,983,279	$8,357,754	$4,683,530	$29,280	$26,621,622
Fidelity Advisor Series Equity-Income Fund	34,256,258	16,571,090	8,983,774	903,869	47,287,802
Fidelity Advisor Series Growth & Income Fund	23,666,811	10,325,488	6,040,601	487,147	32,766,556
Fidelity Advisor Series Growth Opportunities Fund	12,503,288	5,899,811	2,761,402	53,553	17,540,956
Fidelity Advisor Series Opportunistic Insights Fund	17,618,355	8,300,045	3,945,302	-	24,747,674
Fidelity Advisor Series Short-Term Credit Fund	51,731	888,783	29,080	1,504	911,479
Fidelity Advisor Series Small Cap Fund	9,475,256	4,640,424	2,349,901	102,036	13,158,231
Fidelity Advisor Series Stock Selector Large Cap Value Fund	22,779,744	10,488,165	5,854,881	430,932	31,395,884
Fidelity Investments Money Market Portfolio Institutional Class 1.06%	96,639	2,476	99,116	46	-
Fidelity Series 100 Index Fund	10,340,624	3,961,317	2,355,508	274,221	13,600,249
Fidelity Series 1000 Value Index Fund	3,793,767	1,588,354	781,573	76,328	5,274,288
Fidelity Series All-Sector Equity Fund	22,754,147	8,692,574	13,413,437	217,897	18,447,051
Fidelity Series Commodity Strategy Fund	3,820,342	4,360,564	1,595,264	-	6,879,499
Fidelity Series Emerging Markets Debt Fund	1,900,369	1,054,397	322,986	142,839	2,792,749
Fidelity Series Emerging Markets Fund	27,945,150	12,686,850	6,725,466	433,830	40,375,881
Fidelity Series Floating Rate High Income Fund	740,593	322,528	138,100	38,807	973,225
Fidelity Series Government Money Market Fund 0.58%	-	3,788,765	946,735	2,383	2,842,030
Fidelity Series High Income Fund	8,746,147	1,402,992	4,977,189	490,704	6,105,377
Fidelity Series Inflation-Protected Bond Index Fund	1,511,390	2,155,727	343,830	755	3,297,517
Fidelity Series International Growth Fund	26,892,210	14,708,324	5,398,516	410,664	38,016,091
Fidelity Series International Small Cap Fund	6,298,136	3,546,578	1,395,303	81,712	8,686,160
Fidelity Series International Value Fund	26,604,703	14,667,004	5,294,616	820,729	38,115,728
Fidelity Series Investment Grade Bond Fund	1,489,038	822,225	385,151	45,341	1,899,804
Fidelity Series Long-Term Treasury Bond Index Fund	-	3,662	2,111	16	1,306
Fidelity Series Real Estate Equity Fund	2,375,107	1,525,618	550,064	49,997	3,142,917
Fidelity Series Real Estate Income Fund	1,502,615	673,169	298,558	84,199	1,908,595
Fidelity Series Small Cap Opportunities Fund	11,434,991	5,490,487	3,265,290	67,643	15,931,253
Total	$297,580,690	$146,925,171	$82,937,284	$5,246,432	$402,719,924

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2055 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2017
Assets
Investment in securities, at value (cost $368,859,576) — See accompanying schedule		$402,719,924
Receivable for investments sold		1,274,356
Receivable for fund shares sold		1,418,556
Total assets		405,412,836
Liabilities
Payable for investments purchased	$1,378,210
Payable for fund shares redeemed	1,314,276
Distribution and service plan fees payable	67,009
Total liabilities		2,759,495
Net Assets		$402,653,341
Net Assets consist of:
Paid in capital		$366,572,478
Undistributed net investment income		14,593
Accumulated undistributed net realized gain (loss) on investments		2,205,922
Net unrealized appreciation (depreciation) on investments		33,860,348
Net Assets		$402,653,341
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($170,351,743 ÷ 13,972,292 shares)		$12.19
Maximum offering price per share (100/94.25 of $12.19)		$12.93
Class M:
Net Asset Value and redemption price per share ($58,052,084 ÷ 4,781,120 shares)		$12.14
Maximum offering price per share (100/96.50 of $12.14)		$12.58
Class C:
Net Asset Value and offering price per share ($8,529,477 ÷ 704,170 shares)(a)		$12.11
Class I:
Net Asset Value, offering price and redemption price per share ($165,720,037 ÷ 13,539,565 shares)		$12.24

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2017
Investment Income
Income distributions from underlying funds		$5,246,432
Expenses
Distribution and service plan fees	$701,116
Independent trustees' fees and expenses	1,472
Total expenses before reductions	702,588
Expense reductions	(1,472)	701,116
Net investment income (loss)		4,545,316
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(563,693)
Capital gain distributions from underlying funds	5,862,370
Total net realized gain (loss)		5,298,677
Change in net unrealized appreciation (depreciation) on underlying funds		41,715,023
Net gain (loss)		47,013,700
Net increase (decrease) in net assets resulting from operations		$51,559,016

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2017	Year ended March 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,545,316	$3,577,745
Net realized gain (loss)	5,298,677	9,462,330
Change in net unrealized appreciation (depreciation)	41,715,023	(22,208,242)
Net increase (decrease) in net assets resulting from operations	51,559,016	(9,168,167)
Distributions to shareholders from net investment income	(4,567,082)	(3,628,682)
Distributions to shareholders from net realized gain	(9,571,484)	(6,838,260)
Total distributions	(14,138,566)	(10,466,942)
Share transactions - net increase (decrease)	67,699,971	76,117,748
Total increase (decrease) in net assets	105,120,421	56,482,639
Net Assets
Beginning of period	297,532,920	241,050,281
End of period	$402,653,341	$297,532,920
Other Information
Undistributed net investment income end of period	$14,593	$36,359

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2055 Fund Class A

Years ended March 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$11.02	$11.92	$11.71	$10.56	$9.75
Income from Investment Operations
Net investment income (loss)A	.14	.15	.16	.12	.18
Net realized and unrealized gain (loss)	1.51	(.59)	.62	1.49	.83
Total from investment operations	1.65	(.44)	.78	1.61	1.01
Distributions from net investment income	(.14)	(.14)	(.15)	(.11)	(.13)
Distributions from net realized gain	(.34)	(.31)	(.42)	(.36)	(.07)
Total distributions	(.48)	(.46)B	(.57)	(.46)C	(.20)
Net asset value, end of period	$12.19	$11.02	$11.92	$11.71	$10.56
Total ReturnD,E	15.49%	(3.89)%	6.85%	15.45%	10.51%
Ratios to Average Net AssetsF,G
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.24%	1.31%	1.39%	1.11%	1.82%
Supplemental Data
Net assets, end of period (000 omitted)	$170,352	$130,309	$115,666	$81,217	$32,476
Portfolio turnover rateF	24%	24%	29%	43%	29%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.46 per share is comprised of distributions from net investment income of $.141 and distributions from net realized gain of $.314 per share.

 C Total distributions of $.46 per share is comprised of distributions from net investment income of $.106 and distributions from net realized gain of $.355 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2055 Fund Class M

Years ended March 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$10.98	$11.88	$11.68	$10.55	$9.75
Income from Investment Operations
Net investment income (loss)A	.11	.12	.13	.10	.16
Net realized and unrealized gain (loss)	1.51	(.59)	.62	1.47	.82
Total from investment operations	1.62	(.47)	.75	1.57	.98
Distributions from net investment income	(.12)	(.12)	(.13)	(.09)	(.11)
Distributions from net realized gain	(.34)	(.31)	(.42)	(.36)	(.07)
Total distributions	(.46)	(.43)	(.55)	(.44)B	(.18)
Net asset value, end of period	$12.14	$10.98	$11.88	$11.68	$10.55
Total ReturnC,D	15.27%	(4.11)%	6.55%	15.07%	10.24%
Ratios to Average Net AssetsE,F
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	.99%	1.06%	1.14%	.86%	1.57%
Supplemental Data
Net assets, end of period (000 omitted)	$58,052	$41,956	$33,436	$19,134	$7,239
Portfolio turnover rateE	24%	24%	29%	43%	29%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.44 per share is comprised of distributions from net investment income of $.086 and distributions from net realized gain of $.355 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2055 Fund Class C

Years ended March 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$10.98	$11.88	$11.69	$10.57	$9.74
Income from Investment Operations
Net investment income (loss)A	.06	.06	.08	.04	.10
Net realized and unrealized gain (loss)	1.49	(.58)	.61	1.47	.83
Total from investment operations	1.55	(.52)	.69	1.51	.93
Distributions from net investment income	(.08)	(.08)	(.09)	(.05)	(.03)
Distributions from net realized gain	(.34)	(.30)	(.41)	(.35)	(.07)
Total distributions	(.42)	(.38)	(.50)	(.39)B	(.10)
Net asset value, end of period	$12.11	$10.98	$11.88	$11.69	$10.57
Total ReturnC,D	14.62%	(4.53)%	6.01%	14.46%	9.69%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.49%	.56%	.65%	.36%	1.07%
Supplemental Data
Net assets, end of period (000 omitted)	$8,529	$5,671	$4,180	$2,491	$1,094
Portfolio turnover rateE	24%	24%	29%	43%	29%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.39 per share is comprised of distributions from net investment income of $.048 and distributions from net realized gain of $.345 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2055 Fund Class I

Years ended March 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$11.06	$11.96	$11.74	$10.59	$9.76
Income from Investment Operations
Net investment income (loss)A	.17	.18	.19	.15	.21
Net realized and unrealized gain (loss)	1.51	(.60)	.63	1.48	.83
Total from investment operations	1.68	(.42)	.82	1.63	1.04
Distributions from net investment income	(.16)	(.17)	(.18)	(.13)	(.14)
Distributions from net realized gain	(.34)	(.31)	(.42)	(.36)	(.07)
Total distributions	(.50)	(.48)	(.60)	(.48)B	(.21)
Net asset value, end of period	$12.24	$11.06	$11.96	$11.74	$10.59
Total ReturnC	15.81%	(3.64)%	7.15%	15.61%	10.84%
Ratios to Average Net AssetsD,E
Expenses before reductionsF	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	-%	-%	-%	-%	-%
Expenses net of all reductions	-%	-%	-%	-%	-%
Net investment income (loss)	1.49%	1.56%	1.64%	1.36%	2.07%
Supplemental Data
Net assets, end of period (000 omitted)	$165,720	$119,597	$87,769	$54,490	$18,438
Portfolio turnover rateD	24%	24%	29%	43%	29%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.48 per share is comprised of distributions from net investment income of $.127 and distributions from net realized gain of $.355 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2060 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Advisor Series Equity-Income Fund	11.7	11.8
Fidelity Series Emerging Markets Fund	10.0	10.0
Fidelity Series International Value Fund	9.5	9.3
Fidelity Series International Growth Fund	9.4	9.3
Fidelity Advisor Series Growth & Income Fund	8.1	8.2
Fidelity Advisor Series Stock Selector Large Cap Value Fund	7.8	7.9
Fidelity Advisor Series Equity Growth Fund	6.6	6.6
Fidelity Advisor Series Opportunistic Insights Fund	6.1	6.1
Fidelity Series All-Sector Equity Fund	4.6	4.6
Fidelity Advisor Series Growth Opportunities Fund	4.4	4.3
	78.2	78.1

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	63.8%
International Equity Funds	31.1%
Bond Funds	4.2%
Short-Term Funds	0.9%

Six months ago
Domestic Equity Funds	63.9%
International Equity Funds	30.7%
Bond Funds	5.3%
Short-Term Funds	0.1%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® 2060 Fund

Investments March 31, 2017

Showing Percentage of Net Assets

Domestic Equity Funds - 63.8%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (a)	227,953	$2,883,602
Fidelity Advisor Series Equity-Income Fund (a)	389,677	5,120,357
Fidelity Advisor Series Growth & Income Fund (a)	244,407	3,548,790
Fidelity Advisor Series Growth Opportunities Fund (a)	164,155	1,900,912
Fidelity Advisor Series Opportunistic Insights Fund (a)	162,273	2,656,409
Fidelity Advisor Series Small Cap Fund (a)	125,380	1,426,823
Fidelity Advisor Series Stock Selector Large Cap Value Fund (a)	263,002	3,400,620
Fidelity Series 100 Index Fund (a)	95,488	1,471,465
Fidelity Series 1000 Value Index Fund (a)	47,486	570,779
Fidelity Series All-Sector Equity Fund (a)	160,951	1,995,788
Fidelity Series Commodity Strategy Fund (a)(b)	148,498	784,071
Fidelity Series Real Estate Equity Fund (a)	26,164	340,128
Fidelity Series Small Cap Opportunities Fund (a)	120,982	1,724,001
TOTAL DOMESTIC EQUITY FUNDS
(Cost $25,791,784)		27,823,745

International Equity Funds - 31.1%
Fidelity Series Emerging Markets Fund (a)	244,297	4,363,146
Fidelity Series International Growth Fund (a)	293,822	4,113,503
Fidelity Series International Small Cap Fund (a)	61,230	939,884
Fidelity Series International Value Fund (a)	425,179	4,124,240
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $12,685,492)		13,540,773

Bond Funds - 4.2%
Fidelity Series Emerging Markets Debt Fund (a)	28,098	287,447
Fidelity Series Floating Rate High Income Fund (a)	11,492	109,403
Fidelity Series High Income Fund (a)	69,006	663,148
Fidelity Series Inflation-Protected Bond Index Fund (a)	36,321	358,487
Fidelity Series Investment Grade Bond Fund (a)	18,173	202,814
Fidelity Series Long-Term Treasury Bond Index Fund (a)	21	177
Fidelity Series Real Estate Income Fund (a)	18,603	206,491
TOTAL BOND FUNDS
(Cost $1,766,789)		1,827,967

Short-Term Funds - 0.9%
Fidelity Advisor Series Short-Term Credit Fund (a)	9,510	94,907
Fidelity Series Government Money Market Fund 0.58% (a)(c)	292,135	292,135
TOTAL SHORT-TERM FUNDS
(Cost $387,012)		387,042
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $40,631,077)		43,579,527
NET OTHER ASSETS (LIABILITIES) - 0.0%		(7,113)
NET ASSETS - 100%		$43,572,414

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$1,236,832	$1,817,304	$516,126	$2,506	$2,883,602
Fidelity Advisor Series Equity-Income Fund	2,233,656	3,492,484	1,017,626	69,472	5,120,357
Fidelity Advisor Series Growth & Income Fund	1,541,962	2,320,456	694,517	36,891	3,548,790
Fidelity Advisor Series Growth Opportunities Fund	807,659	1,239,982	317,218	4,599	1,900,912
Fidelity Advisor Series Opportunistic Insights Fund	1,147,902	1,750,194	482,922	-	2,656,409
Fidelity Advisor Series Short-Term Credit Fund	3,366	94,656	3,118	107	94,907
Fidelity Advisor Series Small Cap Fund	617,346	967,447	273,016	8,824	1,426,823
Fidelity Advisor Series Stock Selector Large Cap Value Fund	1,484,173	2,264,812	660,559	37,376	3,400,620
Fidelity Investments Money Market Portfolio Institutional Class 1.06%	6,199	455	6,654	3	-
Fidelity Series 100 Index Fund	673,729	928,134	267,172	23,727	1,471,465
Fidelity Series 1000 Value Index Fund	248,923	369,341	100,218	6,704	570,779
Fidelity Series All-Sector Equity Fund	1,482,514	1,572,240	1,065,355	18,996	1,995,788
Fidelity Series Commodity Strategy Fund	249,174	668,953	146,276	-	784,071
Fidelity Series Emerging Markets Debt Fund	121,405	197,416	42,776	11,201	287,447
Fidelity Series Emerging Markets Fund	1,821,194	2,760,328	759,067	37,425	4,363,146
Fidelity Series Floating Rate High Income Fund	48,271	75,654	17,902	3,081	109,403
Fidelity Series Government Money Market Fund 0.58%	-	382,152	90,017	231	292,135
Fidelity Series High Income Fund	576,447	537,506	522,407	39,275	663,148
Fidelity Series Inflation-Protected Bond Index Fund	97,150	309,635	46,044	51	358,487
Fidelity Series International Growth Fund	1,749,667	2,850,881	667,910	35,451	4,113,503
Fidelity Series International Small Cap Fund	408,592	671,475	165,221	7,069	939,884
Fidelity Series International Value Fund	1,736,941	2,871,497	675,687	70,969	4,124,240
Fidelity Series Investment Grade Bond Fund	96,989	153,479	45,309	3,583	202,814
Fidelity Series Long-Term Treasury Bond Index Fund	-	213	8	3	177
Fidelity Series Real Estate Equity Fund	156,492	268,920	70,655	3,940	340,128
Fidelity Series Real Estate Income Fund	95,060	145,986	36,820	6,524	206,491
Fidelity Series Small Cap Opportunities Fund	746,776	1,124,111	327,666	5,536	1,724,001
Total	$19,388,419	$29,835,711	$9,018,266	$433,544	$43,579,527

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2060 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2017
Assets
Investment in securities, at value (cost $40,631,077) — See accompanying schedule		$43,579,527
Cash		7,213
Receivable for investments sold		83,153
Receivable for fund shares sold		285,528
Total assets		43,955,421
Liabilities
Payable for investments purchased	$271,464
Payable for fund shares redeemed	104,396
Distribution and service plan fees payable	7,147
Total liabilities		383,007
Net Assets		$43,572,414
Net Assets consist of:
Paid in capital		$40,503,098
Undistributed net investment income		1,063
Accumulated undistributed net realized gain (loss) on investments		119,803
Net unrealized appreciation (depreciation) on investments		2,948,450
Net Assets		$43,572,414
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($18,482,433 ÷ 1,717,104 shares)		$10.76
Maximum offering price per share (100/94.25 of $10.76)		$11.42
Class M:
Net Asset Value and redemption price per share ($5,719,220 ÷ 531,259 shares)		$10.77
Maximum offering price per share (100/96.50 of $10.77)		$11.16
Class C:
Net Asset Value and offering price per share ($1,208,723 ÷ 111,802 shares)(a)		$10.81
Class I:
Net Asset Value, offering price and redemption price per share ($18,162,038 ÷ 1,682,435 shares)		$10.80

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2017
Investment Income
Income distributions from underlying funds		$433,544
Expenses
Distribution and service plan fees	$58,748
Independent trustees' fees and expenses	113
Total expenses before reductions	58,861
Expense reductions	(113)	58,748
Net investment income (loss)		374,796
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	125,455
Capital gain distributions from underlying funds	527,364
Total net realized gain (loss)		652,819
Change in net unrealized appreciation (depreciation) on underlying funds		3,248,213
Net gain (loss)		3,901,032
Net increase (decrease) in net assets resulting from operations		$4,275,828

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2017	Year ended March 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$374,796	$133,580
Net realized gain (loss)	652,819	8,148
Change in net unrealized appreciation (depreciation)	3,248,213	(331,013)
Net increase (decrease) in net assets resulting from operations	4,275,828	(189,285)
Distributions to shareholders from net investment income	(374,733)	(132,580)
Distributions to shareholders from net realized gain	(451,681)	(178,082)
Total distributions	(826,414)	(310,662)
Share transactions - net increase (decrease)	20,738,778	13,834,207
Total increase (decrease) in net assets	24,188,192	13,334,260
Net Assets
Beginning of period	19,384,222	6,049,962
End of period	$43,572,414	$19,384,222
Other Information
Undistributed net investment income end of period	$1,063	$1,000

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2060 Fund Class A

Years ended March 31,	2017	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$9.62	$10.34	$10.00
Income from Investment Operations
Net investment income (loss)B	.13	.12	.15
Net realized and unrealized gain (loss)	1.33	(.51)	.37
Total from investment operations	1.46	(.39)	.52
Distributions from net investment income	(.12)	(.11)	(.10)
Distributions from net realized gain	(.20)	(.22)	(.08)
Total distributions	(.32)	(.33)	(.18)
Net asset value, end of period	$10.76	$9.62	$10.34
Total ReturnC,D,E	15.55%	(3.89)%	5.24%
Ratios to Average Net AssetsF,G
Expenses before reductions	.25%	.25%	.25%H
Expenses net of fee waivers, if any	.25%	.25%	.25%H
Expenses net of all reductions	.25%	.25%	.25%H
Net investment income (loss)	1.30%	1.29%	2.24%H
Supplemental Data
Net assets, end of period (000 omitted)	$18,482	$9,058	$2,267
Portfolio turnover rateF	32%	64%	47%H

 A For the period August 5, 2014 (commencement of operations) to March 31, 2015.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2060 Fund Class M

Years ended March 31,	2017	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$9.63	$10.33	$10.00
Income from Investment Operations
Net investment income (loss)B	.11	.10	.13
Net realized and unrealized gain (loss)	1.33	(.51)	.38
Total from investment operations	1.44	(.41)	.51
Distributions from net investment income	(.10)	(.08)	(.09)
Distributions from net realized gain	(.20)	(.21)	(.08)
Total distributions	(.30)	(.29)	(.18)C
Net asset value, end of period	$10.77	$9.63	$10.33
Total ReturnD,E,F	15.29%	(4.09)%	5.07%
Ratios to Average Net AssetsG,H
Expenses before reductions	.50%	.50%	.51%I,J
Expenses net of fee waivers, if any	.50%	.50%	.51%I,J
Expenses net of all reductions	.50%	.50%	.51%I,J
Net investment income (loss)	1.05%	1.04%	1.98%I
Supplemental Data
Net assets, end of period (000 omitted)	$5,719	$3,189	$2,062
Portfolio turnover rateG	32%	64%	47%I

 A For the period August 5, 2014 (commencement of operations) to March 31, 2015.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.18 per share is comprised of distributions from net investment income of $.094 and distributions from net realized gain of $.081 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Annualized

 J On certain classes, the size and fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2060 Fund Class C

Years ended March 31,	2017	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$9.68	$10.31	$10.00
Income from Investment Operations
Net investment income (loss)B	.06	.05	.10
Net realized and unrealized gain (loss)	1.33	(.51)	.38
Total from investment operations	1.39	(.46)	.48
Distributions from net investment income	(.06)	–	(.08)
Distributions from net realized gain	(.20)	(.17)	(.08)
Total distributions	(.26)	(.17)	(.17)C
Net asset value, end of period	$10.81	$9.68	$10.31
Total ReturnD,E,F	14.65%	(4.60)%	4.77%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.00%	.99%I	1.02%I,J
Expenses net of fee waivers, if any	1.00%	.99%I	1.02%I,J
Expenses net of all reductions	1.00%	.99%I	1.02%I,J
Net investment income (loss)	.55%	.55%	1.47%J
Supplemental Data
Net assets, end of period (000 omitted)	$1,209	$1,292	$1,322
Portfolio turnover rateG	32%	64%	47%J

 A For the period August 5, 2014 (commencement of operations) to March 31, 2015.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.17 per share is comprised of distributions from net investment income of $.084 and distributions from net realized gain of $.081 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I On certain classes, the size and fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

 J Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2060 Fund Class I

Years ended March 31,	2017	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$9.65	$10.35	$10.00
Income from Investment Operations
Net investment income (loss)B	.16	.15	.17
Net realized and unrealized gain (loss)	1.33	(.50)	.37
Total from investment operations	1.49	(.35)	.54
Distributions from net investment income	(.13)	(.12)	(.10)
Distributions from net realized gain	(.20)	(.23)	(.08)
Total distributions	(.34)C	(.35)	(.19)D
Net asset value, end of period	$10.80	$9.65	$10.35
Total ReturnE,F	15.82%	(3.54)%	5.38%
Ratios to Average Net AssetsG,H
Expenses before reductionsI	-%	-%	-%J
Expenses net of fee waivers, if any	-%	-%	-%J
Expenses net of all reductions	-%	-%	-%J
Net investment income (loss)	1.55%	1.54%	2.49%J
Supplemental Data
Net assets, end of period (000 omitted)	$18,162	$5,845	$399
Portfolio turnover rateG	32%	64%	47%J

 A For the period August 5, 2014 (commencement of operations) to March 31, 2015.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.34 per share is comprised of distributions from net investment income of $.132 and distributions from net realized gain of $.204 per share.

 D Total distributions of $.19 per share is comprised of distributions from net investment income of $.104 and distributions from net realized gain of $.081 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Amount represents less than .005%.

 J Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended March 31, 2017

1. Organization.

Fidelity Advisor Freedom Income Fund, Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund, Fidelity Advisor Freedom 2040 Fund, Fidelity Advisor Freedom 2045 Fund, Fidelity Advisor Freedom 2050 Fund, Fidelity Advisor Freedom 2055 Fund and Fidelity Advisor Freedom 2060 Fund (the Funds) are funds of Fidelity Aberdeen Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other Fidelity equity, bond, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR). Each Fund offers Class A, Class M (formerly Class T), Class C, and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

After the close of business on June 24, 2016, each Fund's outstanding Class B shares were converted to Class A shares. Each Fund's current fiscal period dollar and share amounts for Class B presented in the Notes to Financial Statements are for the period April 1, 2016 through June 24, 2016.

2. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of March 31, 2017, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences resulted in distribution reclassifications.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities
Advisor Freedom Income	$209,605,289	$14,853,412	$(1,641,901)	$13,211,511
Advisor Freedom 2005	193,422,766	18,720,568	(1,544,609)	17,175,959
Advisor Freedom 2010	456,026,203	55,289,605	(3,315,140)	51,974,465
Advisor Freedom 2015	1,061,808,813	159,194,725	(9,086,474)	150,108,251
Advisor Freedom 2020	2,246,979,978	332,240,973	(22,800,344)	309,440,629
Advisor Freedom 2025	2,530,802,580	397,087,648	(27,484,358)	369,603,290
Advisor Freedom 2030	2,410,432,248	433,677,644	(20,297,836)	413,379,808
Advisor Freedom 2035	1,851,646,598	367,791,507	(14,057,930)	353,733,577
Advisor Freedom 2040	1,690,408,048	341,783,073	(11,875,767)	329,907,306
Advisor Freedom 2045	1,013,248,081	185,903,462	(8,187,275)	177,716,187
Advisor Freedom 2050	792,430,843	143,832,870	(6,455,000)	137,377,870
Advisor Freedom 2055	371,258,277	35,644,414	(4,182,767)	31,461,647
Advisor Freedom 2060	40,959,525	2,930,463	(310,461)	2,620,002

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Undistributed long-term capital gain	Net unrealized appreciation (depreciation) on securities and other investments
Advisor Freedom Income	$190,999	$1,517,667	$13,211,511
Advisor Freedom 2005	418,065	2,362,158	17,175,959
Advisor Freedom 2010	991,218	8,442,350	51,974,465
Advisor Freedom 2015	3,111,305	20,989,556	150,108,251
Advisor Freedom 2020	5,900,690	37,499,054	309,440,629
Advisor Freedom 2025	5,686,616	39,602,853	369,603,290
Advisor Freedom 2030	3,288,780	45,022,690	413,379,808
Advisor Freedom 2035	1,324,400	35,601,948	353,733,577
Advisor Freedom 2040	839,981	32,892,728	329,907,306
Advisor Freedom 2045	561,145	18,049,472	177,716,187
Advisor Freedom 2050	815,751	12,930,684	137,377,870
Advisor Freedom 2055	280,166	4,339,052	31,461,647
Advisor Freedom 2060	22,620	426,692	2,620,002

The tax character of distributions paid was as follows:

March 31, 2017
	Ordinary Income	Long-term Capital Gains	Total
Advisor Freedom Income	$3,782,357	$2,732,978	$6,515,335
Advisor Freedom 2005	3,906,158	4,580,827	8,486,985
Advisor Freedom 2010	9,640,151	15,417,522	25,057,673
Advisor Freedom 2015	20,641,640	38,321,774	58,963,414
Advisor Freedom 2020	41,343,093	73,591,026	114,934,119
Advisor Freedom 2025	45,162,036	83,482,484	128,644,520
Advisor Freedom 2030	40,217,211	91,778,022	131,995,233
Advisor Freedom 2035	28,988,050	73,989,383	102,977,433
Advisor Freedom 2040	27,161,353	69,309,761	96,471,114
Advisor Freedom 2045	15,824,577	37,749,366	53,573,943
Advisor Freedom 2050	12,292,820	27,694,805	39,987,625
Advisor Freedom 2055	4,898,363	9,240,203	14,138,566
Advisor Freedom 2060	413,071	413,343	826,414

March 31, 2016
	Ordinary Income	Long-term Capital Gains	Total
Advisor Freedom Income	$4,884,761	$3,820,229	$8,704,990
Advisor Freedom 2005	4,673,903	5,971,314	10,645,217
Advisor Freedom 2010	12,243,132	21,929,091	34,172,223
Advisor Freedom 2015	28,616,187	49,280,351	77,896,538
Advisor Freedom 2020	59,210,930	81,951,993	141,162,923
Advisor Freedom 2025	60,037,269	86,515,468	146,552,737
Advisor Freedom 2030	55,156,428	95,790,680	150,947,108
Advisor Freedom 2035	39,494,918	71,951,957	111,446,875
Advisor Freedom 2040	35,855,941	72,671,926	108,527,867
Advisor Freedom 2045	21,099,884	33,797,220	54,897,104
Advisor Freedom 2050	15,026,431	24,659,053	39,685,484
Advisor Freedom 2055	4,848,223	5,618,719	10,466,942
Advisor Freedom 2060	185,174	125,488	310,662

3. Purchases and Redemptions of Underlying Fund Shares.

Purchases and redemptions of the Underlying Fund shares, are noted in the table below.

	Purchases ($)	Redemptions ($)
Advisor Freedom Income	89,963,699	115,890,941
Advisor Freedom 2005	72,663,220	104,442,205
Advisor Freedom 2010	142,680,220	263,819,872
Advisor Freedom 2015	282,650,785	520,415,425
Advisor Freedom 2020	516,399,723	885,018,146
Advisor Freedom 2025	586,907,798	847,572,769
Advisor Freedom 2030	504,546,817	760,338,979
Advisor Freedom 2035	394,125,924	580,591,870
Advisor Freedom 2040	351,920,098	533,439,251
Advisor Freedom 2045	254,676,899	303,611,507
Advisor Freedom 2050	217,993,759	228,970,968
Advisor Freedom 2055	146,925,171	82,937,284
Advisor Freedom 2060	29,835,711	9,018,266

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR Co., Inc. (the investment adviser), an affiliate of Fidelity Management & Research Company (FMR), provides the Funds with investment management related services. The Funds do not pay any fees for these services.

The Board of Trustees and shareholders approved an amended and restated management contract for each Fund effective June 1, 2017. Under the management contract, each Class of each Fund will pay a monthly management fee that is set at an annual rate by referring to a Fund's target retirement date, such that the management fee rate applicable to each Class of Fund is reduced as the fund approaches, and then passes, its target retirement date. Under the management contract, each Fund's investment adviser will pay all ordinary operating expenses of the Fund, except distribution and service plan fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses. The management fee will be reduced by an amount equal to the fees and expenses paid by the Funds to the independent Trustees. In addition, the Board and shareholders of each Underlying Fund approved a new management contract, effective June 1, 2017. Under the management contract, each Underlying Fund will no longer pay a management fee, and most of each Underlying Fund's ordinary operating expenses will be borne by the investment adviser. Effective June 1, 2017, each Class of each Fund will pay a management fee as set forth below.

Annual % of Class-Level Average Net Assets (Classes A, M, C and I)
Advisor Freedom Income	.465%
Advisor Freedom 2005	.491%
Advisor Freedom 2010	.533%
Advisor Freedom 2015	.576%
Advisor Freedom 2020	.618%
Advisor Freedom 2025	.661%
Advisor Freedom 2030	.703%
Advisor Freedom 2035	.746%
Advisor Freedom 2040	.746%
Advisor Freedom 2045	.746%
Advisor Freedom 2050	.746%
Advisor Freedom 2055	.746%
Advisor Freedom 2060	.746%

Other Transactions. The investment adviser has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of each Fund. Pursuant to this agreement, FMR pays all expenses of each Fund, excluding distribution and service fees, compensation of the independent Trustees and certain other expenses such as interest expense. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each Fund. The Funds do not pay any fees for these services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of each Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Advisor Freedom Income
Class A	-%	.25%	$237,713	$9,059
Class M	.25%	.25%	206,494	395
Class B	.75%	.25%	1,357	1,031
Class C	.75%	.25%	150,361	10,437
			$595,925	$20,922
Advisor Freedom 2005
Class A	-%	.25%	$319,422	$29,194
Class M	.25%	.25%	142,580	81
Class B	.75%	.25%	699	530
Class C	.75%	.25%	61,476	1,494
			$524,177	$31,299
Advisor Freedom 2010
Class A	-%	.25%	$753,146	$32,747
Class M	.25%	.25%	444,256	–
Class B	.75%	.25%	2,427	1,835
Class C	.75%	.25%	298,275	12,608
			$1,498,104	$47,190
Advisor Freedom 2015
Class A	-%	.25%	$1,747,218	$98,230
Class M	.25%	.25%	931,696	3,582
Class B	.75%	.25%	6,377	4,815
Class C	.75%	.25%	618,461	40,482
			$3,303,752	$147,109
Advisor Freedom 2020
Class A	-%	.25%	$3,469,101	$156,054
Class M	.25%	.25%	1,987,388	10,500
Class B	.75%	.25%	16,309	12,313
Class C	.75%	.25%	1,035,308	96,691
			$6,508,106	$275,558
Advisor Freedom 2025
Class A	-%	.25%	$3,822,027	$181,089
Class M	.25%	.25%	2,050,762	11,166
Class B	.75%	.25%	12,609	9,532
Class C	.75%	.25%	956,542	100,671
			$6,841,940	$302,458
Advisor Freedom 2030
Class A	-%	.25%	$3,532,844	$180,023
Class M	.25%	.25%	2,167,760	11,754
Class B	.75%	.25%	14,042	10,607
Class C	.75%	.25%	912,951	97,820
			$6,627,597	$300,204
Advisor Freedom 2035
Class A	-%	.25%	$2,772,444	$144,610
Class M	.25%	.25%	1,596,091	8,517
Class B	.75%	.25%	9,315	7,048
Class C	.75%	.25%	572,853	58,125
			$4,950,703	$218,300
Advisor Freedom 2040
Class A	-%	.25%	$2,411,261	$101,793
Class M	.25%	.25%	1,592,017	9,091
Class B	.75%	.25%	11,736	8,870
Class C	.75%	.25%	762,547	77,897
			$4,777,561	$197,651
Advisor Freedom 2045
Class A	-%	.25%	$1,364,269	$76,113
Class M	.25%	.25%	871,598	2,568
Class B	.75%	.25%	2,713	2,052
Class C	.75%	.25%	251,366	42,848
			$2,489,946	$123,581
Advisor Freedom 2050
Class A	-%	.25%	$951,773	$37,843
Class M	.25%	.25%	698,350	1,153
Class B	.75%	.25%	3,527	2,668
Class C	.75%	.25%	262,767	36,651
			$1,916,417	$78,315
Advisor Freedom 2055
Class A	-%	.25%	$376,537	$13,433
Class M	.25%	.25%	252,502	–
Class C	.75%	.25%	72,077	–
			$701,116	$13,433
Advisor Freedom 2060
Class A	-%	.25%	$32,777	$32,456
Class M	.25%	.25%	17,176	15,846
Class C	.75%	.25%	8,795	7,583
			$58,748	$55,885

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of each Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Advisor Freedom Income
Class A	$4,835
Class M	2,625
Class B(a)	96
Class C(a)	1,836
$9,392
Advisor Freedom 2005
Class A	$1,383
Class M	779
Class C(a)	201
$2,363
Advisor Freedom 2010
Class A	$6,842
Class M	3,242
Class C(a)	1,313
$11,397
Advisor Freedom 2015
Class A	$15,262
Class M	5,930
Class B(a)	226
Class C(a)	2,270
$23,688
Advisor Freedom 2020
Class A	$48,898
Class M	22,009
Class B(a)	136
Class C(a)	9,728
$80,771
Advisor Freedom 2025
Class A	$70,306
Class M	31,582
Class B(a)	121
Class C(a)	8,725
$110,734
Advisor Freedom 2030
Class A	$71,574
Class M	33,603
Class B(a)	119
Class C(a)	7,751
$113,047
Advisor Freedom 2035
Class A	$68,503
Class M	33,765
Class B(a)	44
Class C(a)	7,226
$109,538
Advisor Freedom 2040
Class A	$73,696
Class M	52,714
Class B(a)	67
Class C(a)	9,433
$135,910
Advisor Freedom 2045
Class A	$49,619
Class M	20,441
Class B(a)	15
Class C(a)	6,588
$76,663
Advisor Freedom 2050
Class A	$39,289
Class M	14,782
Class B(a)	28
Class C(a)	6,354
$60,453
Advisor Freedom 2055
Class A	$23,684
Class M	9,340
Class C(a)	2,323
$35,347
Advisor Freedom 2060
Class A	$4,073
Class M	1,365
Class C(a)	413
$5,851

 (a) When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

5. Expense Reductions.

FMR voluntarily agreed to reimburse funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement
Advisor Freedom Income
Class A	.25%	$414
Class M	.50%	181
Class B	1.00%	3
Class C	1.00%	66
Class I	-%	358
Advisor Freedom 2005
Class A	.25%	$558
Class M	.50%	124
Class B	1.00%	1
Class C	1.00%	27
Class I	-%	267
Advisor Freedom 2010
Class A	.25%	$1,320
Class M	.50%	390
Class B	1.00%	5
Class C	1.00%	131
Class I	-%	599
Advisor Freedom 2015
Class A	.25%	$3,050
Class M	.50%	813
Class B	1.00%	12
Class C	1.00%	270
Class I	-%	1,499
Advisor Freedom 2020
Class A	.25%	$6,018
Class M	.50%	1,724
Class B	1.00%	30
Class C	1.00%	449
Class I	-%	3,305
Advisor Freedom 2025
Class A	.25%	$6,594
Class M	.50%	1,769
Class B	1.00%	23
Class C	1.00%	413
Class I	-%	3,808
Advisor Freedom 2030
Class A	.25%	$6,083
Class M	.50%	1,866
Class B	1.00%	26
Class C	1.00%	393
Class I	-%	3,744
Advisor Freedom 2035
Class A	.25%	$4,767
Class M	.50%	1,372
Class B	1.00%	17
Class C	1.00%	246
Class I	-%	2,945
Advisor Freedom 2040
Class A	.25%	$4,145
Class M	.50%	1,368
Class B	1.00%	21
Class C	1.00%	328
Class I	-%	2,727
Advisor Freedom 2045
Class A	.25%	$2,336
Class M	.50%	746
Class B	1.00%	5
Class C	1.00%	108
Class I	-%	1,733
Advisor Freedom 2050
Class A	.25%	$1,625
Class M	.50%	596
Class B	1.00%	6
Class C	1.00%	112
Class I	-%	1,436
Advisor Freedom 2055
Class A	.25%	$632
Class M	.50%	212
Class C	1.00%	30
Class I	-%	598
Advisor Freedom 2060
Class A	.25%	$52
Class M	.50%	14
Class C	1.00%	4
Class I	-%	43

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended March 31, 2017	Year ended March 31, 2016
Advisor Freedom Income
From net investment income
Class A	$1,396,856	$1,804,087
Class M	493,459	701,827
Class B	527	6,793
Class C	113,110	134,792
Class I	1,403,708	1,517,104
Total	$3,407,660	$4,164,603
From net realized gain
Class A	$1,266,025	$1,977,599
Class M	548,704	869,741
Class B	4,869	15,183
Class C	195,946	267,669
Class I	1,092,131	1,410,195
Total	$3,107,675	$4,540,387
Advisor Freedom 2005
From net investment income
Class A	$1,973,197	$2,323,956
Class M	385,893	432,659
Class B	184	2,404
Class C	51,825	54,932
Class I	1,130,500	1,193,174
Total	$3,541,599	$4,007,125
From net realized gain
Class A	$2,829,723	$3,970,930
Class M	631,717	790,924
Class B	4,475	12,507
Class C	134,120	184,344
Class I	1,345,351	1,679,387
Total	$4,945,386	$6,638,092
Advisor Freedom 2010
From net investment income
Class A	$4,477,860	$6,003,972
Class M	1,130,843	1,397,138
Class B	85	10,451
Class C	252,508	282,705
Class I	2,427,938	2,890,342
Total	$8,289,234	$10,584,608
From net realized gain
Class A	$9,091,246	$13,470,039
Class M	2,666,131	3,526,741
Class B	18,204	61,327
Class C	905,318	1,160,445
Class I	4,087,540	5,369,063
Total	$16,768,439	$23,587,615
Advisor Freedom 2015
From net investment income
Class A	$10,387,191	$13,583,429
Class M	2,380,290	2,859,915
Class B	–	26,012
Class C	497,030	611,152
Class I	5,952,820	7,528,137
Total	$19,217,331	$24,608,645
From net realized gain
Class A	$21,478,534	$29,986,512
Class M	5,718,301	6,985,833
Class B	56,551	188,847
Class C	1,897,955	2,396,646
Class I	10,594,742	13,730,055
Total	$39,746,083	$53,287,893
Advisor Freedom 2020
From net investment income
Class A	$19,983,983	$25,698,008
Class M	4,842,366	5,809,331
Class B	–	69,298
Class C	767,338	982,499
Class I	12,773,120	15,059,860
Total	$38,366,807	$47,618,996
From net realized gain
Class A	$40,296,263	$51,415,664
Class M	11,312,600	13,261,302
Class B	157,930	386,650
Class C	2,955,952	3,437,464
Class I	21,844,567	25,042,847
Total	$76,567,312	$93,543,927
Advisor Freedom 2025
From net investment income
Class A	$21,470,705	$25,260,945
Class M	4,782,696	5,193,908
Class B	–	46,533
Class C	732,090	806,872
Class I	14,353,988	15,273,123
Total	$41,339,479	$46,581,381
From net realized gain
Class A	$45,815,189	$56,433,404
Class M	12,169,386	13,038,884
Class B	136,189	284,440
Class C	2,834,506	3,044,442
Class I	26,349,771	27,170,186
Total	$87,305,041	$99,971,356
Advisor Freedom 2030
From net investment income
Class A	$18,430,435	$21,002,263
Class M	4,678,224	5,079,042
Class B	–	50,382
Class C	683,038	708,607
Class I	13,350,800	14,549,548
Total	$37,142,497	$41,389,842
From net realized gain
Class A	$47,411,197	$57,942,069
Class M	14,575,332	15,934,228
Class B	181,885	388,181
Class C	3,005,327	3,165,501
Class I	29,678,995	32,127,287
Total	$94,852,736	$109,557,266
Advisor Freedom 2035
From net investment income
Class A	$13,587,492	$15,074,742
Class M	3,416,658	3,409,864
Class B	–	29,846
Class C	426,644	417,642
Class I	9,563,549	10,711,198
Total	$26,994,343	$29,643,292
From net realized gain
Class A	$38,475,348	$44,129,826
Class M	10,912,610	10,749,563
Class B	135,368	263,010
Class C	1,993,967	1,945,397
Class I	24,465,797	24,715,787
Total	$75,983,090	$81,803,583
Advisor Freedom 2040
From net investment income
Class A	$11,910,732	$13,245,609
Class M	3,348,294	3,474,790
Class B	–	37,589
Class C	560,185	552,326
Class I	9,099,703	9,948,354
Total	$24,918,914	$27,258,668
From net realized gain
Class A	$34,090,941	$41,038,189
Class M	11,320,686	12,029,970
Class B	170,019	342,889
Class C	2,679,478	2,798,704
Class I	23,291,076	25,059,447
Total	$71,552,200	$81,269,199
Advisor Freedom 2045
From net investment income
Class A	$6,743,556	$7,193,208
Class M	1,906,757	1,742,888
Class B	–	8,549
Class C	189,014	173,785
Class I	5,692,571	6,041,225
Total	$14,531,898	$15,159,655
From net realized gain
Class A	$18,452,182	$20,290,272
Class M	5,768,381	5,212,191
Class B	39,187	66,944
Class C	829,711	753,888
Class I	13,952,584	13,414,154
Total	$39,042,045	$39,737,449
Advisor Freedom 2050
From net investment income
Class A	$4,709,123	$4,848,702
Class M	1,501,192	1,370,739
Class B	–	10,523
Class C	192,567	179,089
Class I	4,786,719	4,823,851
Total	$11,189,601	$11,232,904
From net realized gain
Class A	$12,279,605	$13,328,702
Class M	4,394,815	4,134,203
Class B	48,585	86,878
Class C	839,720	788,832
Class I	11,235,299	10,113,965
Total	$28,798,024	$28,452,580
Advisor Freedom 2055
From net investment income
Class A	$1,870,569	$1,554,706
Class M	561,240	404,897
Class C	55,815	39,268
Class I	2,079,458	1,629,811
Total	$4,567,082	$3,628,682
From net realized gain
Class A	$4,075,271	$3,237,740
Class M	1,364,510	906,964
Class C	180,787	119,080
Class I	3,950,916	2,574,476
Total	$9,571,484	$6,838,260
Advisor Freedom 2060
From net investment income
Class A	$172,576	$71,201
Class M	37,768	11,114
Class C	5,349	–
Class I	159,040	50,265
Total	$374,733	$132,580
From net realized gain
Class A	$226,072	$84,170
Class M	57,107	40,079
Class C	18,997	20,446
Class I	149,505	33,387
Total	$451,681	$178,082

7. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended March 31, 2017	Year ended March 31, 2016	Year ended March 31, 2017	Year ended March 31, 2016
Advisor Freedom Income
Class A
Shares sold	2,494,487	3,081,818	$26,903,908	$32,963,415
Reinvestment of distributions	246,230	348,911	2,629,753	3,750,259
Shares redeemed	(4,027,001)	(5,370,350)	(43,404,632)	(57,590,121)
Net increase (decrease)	(1,286,284)	(1,939,621)	$(13,870,971)	$(20,876,447)
Class M
Shares sold	1,069,596	2,332,188	$11,534,711	$24,979,079
Reinvestment of distributions	95,143	143,605	1,014,496	1,538,767
Shares redeemed	(1,678,273)	(2,760,620)	(18,101,104)	(29,380,371)
Net increase (decrease)	(513,534)	(284,827)	$(5,551,897)	$(2,862,525)
Class B
Shares sold	1,191	2,784	$12,706	$29,065
Reinvestment of distributions	508	1,917	5,371	20,660
Shares redeemed	(62,185)	(47,919)	(661,437)	(514,935)
Net increase (decrease)	(60,486)	(43,218)	$(643,360)	$(465,210)
Class C
Shares sold	198,081	235,292	$2,132,123	$2,521,615
Reinvestment of distributions	25,254	32,848	268,554	352,267
Shares redeemed	(287,063)	(310,283)	(3,096,537)	(3,312,864)
Net increase (decrease)	(63,728)	(42,143)	$(695,860)	$(438,982)
Class I
Shares sold	2,592,320	4,013,311	$28,091,075	$42,997,083
Reinvestment of distributions	231,637	270,632	2,482,393	2,912,988
Shares redeemed	(3,194,359)	(3,954,589)	(34,573,157)	(42,448,173)
Net increase (decrease)	(370,402)	329,354	$(3,999,689)	$3,461,898
Advisor Freedom 2005
Class A
Shares sold	2,248,874	3,894,452	$26,161,114	$45,205,371
Reinvestment of distributions	414,812	530,506	4,716,740	6,161,983
Shares redeemed	(4,357,389)	(6,082,447)	(50,652,047)	(70,961,720)
Net increase (decrease)	(1,693,703)	(1,657,489)	$(19,774,193)	$(19,594,366)
Class M
Shares sold	674,483	965,717	$7,841,512	$11,248,895
Reinvestment of distributions	88,172	103,821	1,002,121	1,203,224
Shares redeemed	(1,039,759)	(920,270)	(12,094,590)	(10,661,092)
Net increase (decrease)	(277,104)	149,268	$(3,250,957)	$1,791,027
Class B
Shares sold	2	14	$26	$155
Reinvestment of distributions	408	1,261	4,639	14,861
Shares redeemed	(29,514)	(23,475)	(337,993)	(278,685)
Net increase (decrease)	(29,104)	(22,200)	$(333,328)	$(263,669)
Class C
Shares sold	50,507	124,305	$586,955	$1,420,571
Reinvestment of distributions	15,214	19,601	172,750	227,794
Shares redeemed	(132,932)	(214,984)	(1,546,152)	(2,456,114)
Net increase (decrease)	(67,211)	(71,078)	$(786,447)	$(807,749)
Class I
Shares sold	1,711,139	2,114,860	$20,022,716	$24,778,151
Reinvestment of distributions	215,242	245,116	2,463,732	2,859,833
Shares redeemed	(2,317,228)	(2,464,416)	(27,091,146)	(28,948,190)
Net increase (decrease)	(390,847)	(104,440)	$(4,604,698)	$(1,310,206)
Advisor Freedom 2010
Class A
Shares sold	4,202,210	5,500,440	$50,632,735	$66,809,747
Reinvestment of distributions	1,136,991	1,586,318	13,390,689	19,271,859
Shares redeemed	(11,642,884)	(13,363,733)	(140,759,640)	(162,597,001)
Net increase (decrease)	(6,303,683)	(6,276,975)	$(76,736,216)	$(76,515,395)
Class M
Shares sold	1,568,969	1,965,974	$18,878,541	$23,778,947
Reinvestment of distributions	321,077	404,195	3,768,669	4,890,781
Shares redeemed	(2,892,565)	(2,923,738)	(34,889,456)	(35,323,217)
Net increase (decrease)	(1,002,519)	(553,569)	$(12,242,246)	$(6,653,489)
Class B
Shares sold	493	1,125	$5,909	$13,055
Reinvestment of distributions	1,445	5,508	16,965	67,622
Shares redeemed	(97,295)	(93,180)	(1,146,600)	(1,140,420)
Net increase (decrease)	(95,357)	(86,547)	$(1,123,726)	$(1,059,743)
Class C
Shares sold	162,229	276,584	$1,942,907	$3,354,365
Reinvestment of distributions	92,679	112,748	1,082,047	1,358,925
Shares redeemed	(421,870)	(590,705)	(5,021,203)	(7,096,007)
Net increase (decrease)	(166,962)	(201,373)	$(1,996,249)	$(2,382,717)
Class I
Shares sold	2,987,760	4,543,451	$36,241,094	$55,631,987
Reinvestment of distributions	549,470	676,590	6,498,678	8,236,622
Shares redeemed	(5,005,652)	(5,541,203)	(60,609,754)	(67,639,715)
Net increase (decrease)	(1,468,422)	(321,162)	$(17,869,982)	$(3,771,106)
Advisor Freedom 2015
Class A
Shares sold	11,192,220	14,507,166	$134,714,283	$175,664,778
Reinvestment of distributions	2,687,681	3,552,535	31,512,077	43,128,550
Shares redeemed	(23,911,759)	(31,588,039)	(287,958,855)	(383,404,767)
Net increase (decrease)	(10,031,858)	(13,528,338)	$(121,732,495)	$(164,611,439)
Class M
Shares sold	3,553,783	4,673,502	$42,739,339	$56,637,647
Reinvestment of distributions	680,892	798,818	7,971,907	9,671,398
Shares redeemed	(5,938,688)	(5,802,433)	(71,417,477)	(69,940,072)
Net increase (decrease)	(1,704,013)	(330,113)	$(20,706,231)	$(3,631,027)
Class B
Shares sold	289	5,700	$3,362	$66,706
Reinvestment of distributions	4,552	16,252	52,894	199,644
Shares redeemed	(268,343)	(357,170)	(3,136,375)	(4,345,090)
Net increase (decrease)	(263,502)	(335,218)	$(3,080,119)	$(4,078,740)
Class C
Shares sold	429,086	692,594	$5,148,246	$8,328,355
Reinvestment of distributions	198,520	239,055	2,308,212	2,883,261
Shares redeemed	(1,065,959)	(1,290,224)	(12,720,124)	(15,480,570)
Net increase (decrease)	(438,353)	(358,575)	$(5,263,666)	$(4,268,954)
Class I
Shares sold	6,719,861	10,256,294	$81,632,572	$125,062,107
Reinvestment of distributions	1,388,672	1,725,705	16,411,339	21,067,463
Shares redeemed	(13,153,332)	(14,829,259)	(159,964,116)	(180,244,295)
Net increase (decrease)	(5,044,799)	(2,847,260)	$(61,920,205)	$(34,114,725)
Advisor Freedom 2020
Class A
Shares sold	22,259,083	27,782,811	$284,697,924	$355,684,542
Reinvestment of distributions	4,781,037	5,909,171	59,403,628	76,203,121
Shares redeemed	(43,489,286)	(50,488,965)	(556,732,167)	(647,091,927)
Net increase (decrease)	(16,449,166)	(16,796,983)	$(212,630,615)	$(215,204,264)
Class M
Shares sold	8,239,623	9,558,319	$105,605,312	$122,507,769
Reinvestment of distributions	1,282,077	1,458,598	15,926,563	18,796,792
Shares redeemed	(11,253,403)	(12,285,705)	(144,187,473)	(157,173,890)
Net increase (decrease)	(1,731,703)	(1,268,788)	$(22,655,598)	$(15,869,329)
Class B
Shares sold	754	7,629	$9,263	$100,348
Reinvestment of distributions	12,000	32,862	147,357	428,604
Shares redeemed	(650,519)	(592,571)	(8,037,147)	(7,633,936)
Net increase (decrease)	(637,765)	(552,080)	$(7,880,527)	$(7,104,984)
Class C
Shares sold	952,705	1,393,631	$12,091,583	$17,741,893
Reinvestment of distributions	288,834	328,961	3,559,407	4,218,594
Shares redeemed	(2,034,383)	(1,692,524)	(25,901,629)	(21,418,854)
Net increase (decrease)	(792,844)	30,068	$(10,250,639)	$541,633
Class I
Shares sold	17,509,622	22,381,359	$225,983,350	$288,319,323
Reinvestment of distributions	2,753,677	3,087,794	34,489,320	40,003,312
Shares redeemed	(25,762,580)	(26,374,513)	(332,675,770)	(340,955,124)
Net increase (decrease)	(5,499,281)	(905,360)	$(72,203,100)	$(12,632,489)
Advisor Freedom 2025
Class A
Shares sold	25,601,574	31,021,987	$322,205,614	$389,903,221
Reinvestment of distributions	5,447,622	6,347,654	66,353,250	80,854,087
Shares redeemed	(42,382,865)	(51,651,466)	(533,830,938)	(649,941,383)
Net increase (decrease)	(11,333,669)	(14,281,825)	$(145,272,074)	$(179,184,075)
Class M
Shares sold	9,663,460	11,153,254	$121,810,664	$140,827,662
Reinvestment of distributions	1,365,367	1,407,914	16,658,442	17,953,059
Shares redeemed	(11,675,916)	(10,680,658)	(147,231,177)	(134,505,078)
Net increase (decrease)	(647,089)	1,880,510	$(8,762,071)	$24,275,643
Class B
Shares sold	575	15,631	$6,910	$206,729
Reinvestment of distributions	10,996	25,036	131,516	321,184
Shares redeemed	(506,132)	(395,799)	(6,082,906)	(4,997,632)
Net increase (decrease)	(494,561)	(355,132)	$(5,944,480)	$(4,469,719)
Class C
Shares sold	1,173,292	1,453,933	$14,579,050	$18,039,565
Reinvestment of distributions	285,842	292,818	3,429,289	3,692,311
Shares redeemed	(1,482,837)	(1,419,290)	(18,448,804)	(17,532,292)
Net increase (decrease)	(23,703)	327,461	$(440,465)	$4,199,584
Class I
Shares sold	21,283,507	26,263,342	$270,333,001	$332,470,146
Reinvestment of distributions	3,304,105	3,305,581	40,606,737	42,311,913
Shares redeemed	(28,567,674)	(22,096,996)	(363,666,811)	(280,743,922)
Net increase (decrease)	(3,980,062)	7,471,927	$(52,727,073)	$94,038,137
Advisor Freedom 2030
Class A
Shares sold	24,154,997	28,151,571	$322,352,172	$374,538,264
Reinvestment of distributions	5,047,646	5,719,438	64,726,553	77,893,729
Shares redeemed	(37,622,901)	(45,869,341)	(502,399,777)	(612,549,684)
Net increase (decrease)	(8,420,258)	(11,998,332)	$(115,321,052)	$(160,117,691)
Class M
Shares sold	9,067,980	9,683,529	$120,441,600	$128,635,174
Reinvestment of distributions	1,490,663	1,530,517	19,010,341	20,754,956
Shares redeemed	(11,814,020)	(10,666,344)	(157,007,286)	(142,006,317)
Net increase (decrease)	(1,255,377)	547,702	$(17,555,345)	$7,383,813
Class B
Shares sold	806	9,381	$10,114	$130,487
Reinvestment of distributions	13,509	30,198	169,402	414,596
Shares redeemed	(539,084)	(504,982)	(6,796,686)	(6,786,052)
Net increase (decrease)	(524,769)	(465,403)	$(6,617,170)	$(6,240,969)
Class C
Shares sold	1,101,268	1,223,130	$14,505,929	$16,095,011
Reinvestment of distributions	279,157	273,750	3,516,570	3,692,439
Shares redeemed	(1,426,059)	(1,184,892)	(18,791,556)	(15,652,704)
Net increase (decrease)	(45,634)	311,988	$(769,057)	$4,134,746
Class I
Shares sold	18,963,300	24,677,916	$254,803,137	$330,981,929
Reinvestment of distributions	3,331,692	3,416,838	42,991,010	46,644,604
Shares redeemed	(26,887,285)	(26,842,246)	(361,278,339)	(362,065,195)
Net increase (decrease)	(4,592,293)	1,252,508	$(63,484,192)	$15,561,338
Advisor Freedom 2035
Class A
Shares sold	20,964,331	24,128,485	$266,773,952	$305,985,627
Reinvestment of distributions	4,215,522	4,482,978	51,222,283	58,494,924
Shares redeemed	(31,584,221)	(37,394,935)	(403,185,266)	(476,554,268)
Net increase (decrease)	(6,404,368)	(8,783,472)	$(85,189,031)	$(112,073,717)
Class M
Shares sold	8,015,582	8,236,595	$101,168,617	$104,578,194
Reinvestment of distributions	1,171,573	1,075,393	14,118,577	13,933,993
Shares redeemed	(8,653,016)	(7,529,158)	(109,243,486)	(95,022,356)
Net increase (decrease)	534,139	1,782,830	$6,043,708	$23,489,831
Class B
Shares sold	387	3,708	$4,628	$47,620
Reinvestment of distributions	11,097	21,835	130,498	285,009
Shares redeemed	(378,032)	(375,696)	(4,470,318)	(4,759,170)
Net increase (decrease)	(366,548)	(350,153)	$(4,335,192)	$(4,426,541)
Class C
Shares sold	820,719	944,855	$10,303,416	$11,857,748
Reinvestment of distributions	199,168	178,251	2,358,471	2,289,722
Shares redeemed	(910,537)	(851,468)	(11,305,483)	(10,677,671)
Net increase (decrease)	109,350	271,638	$1,356,404	$3,469,799
Class I
Shares sold	16,521,392	21,967,842	$212,505,868	$280,691,155
Reinvestment of distributions	2,773,266	2,699,214	33,964,901	35,338,451
Shares redeemed	(24,049,130)	(21,940,442)	(309,011,122)	(281,916,133)
Net increase (decrease)	(4,754,472)	2,726,614	$(62,540,353)	$34,113,473
Advisor Freedom 2040
Class A
Shares sold	17,466,598	19,707,947	$237,762,232	$267,984,592
Reinvestment of distributions	3,476,525	3,837,419	45,294,736	53,655,622
Shares redeemed	(26,454,006)	(31,398,245)	(361,822,566)	(428,794,626)
Net increase (decrease)	(5,510,883)	(7,852,879)	$(78,765,598)	$(107,154,412)
Class M
Shares sold	7,472,615	6,927,315	$101,507,043	$94,215,131
Reinvestment of distributions	1,120,388	1,098,683	14,523,730	15,321,785
Shares redeemed	(9,684,613)	(7,588,952)	(131,502,202)	(103,634,804)
Net increase (decrease)	(1,091,610)	437,046	$(15,471,429)	$5,902,112
Class B
Shares sold	811	3,796	$10,383	$54,403
Reinvestment of distributions	12,839	26,074	162,282	365,555
Shares redeemed	(438,998)	(412,767)	(5,572,683)	(5,614,809)
Net increase (decrease)	(425,348)	(382,897)	$(5,400,018)	$(5,194,851)
Class C
Shares sold	800,047	964,487	$10,704,582	$12,948,905
Reinvestment of distributions	248,578	237,233	3,160,945	3,273,123
Shares redeemed	(1,091,446)	(999,455)	(14,671,044)	(13,410,631)
Net increase (decrease)	(42,821)	202,265	$(805,517)	$2,811,397
Class I
Shares sold	15,829,040	18,978,934	$218,014,568	$260,268,870
Reinvestment of distributions	2,469,110	2,493,394	32,375,295	34,993,505
Shares redeemed	(21,207,635)	(21,436,098)	(291,344,802)	(296,208,636)
Net increase (decrease)	(2,909,485)	36,230	$(40,954,939)	$(946,261)
Advisor Freedom 2045
Class A
Shares sold	17,252,582	19,079,203	$181,853,072	$200,212,363
Reinvestment of distributions	2,462,232	2,516,424	24,750,233	27,141,967
Shares redeemed	(22,305,034)	(25,563,477)	(235,715,209)	(269,733,077)
Net increase (decrease)	(2,590,220)	(3,967,850)	$(29,111,904)	$(42,378,747)
Class M
Shares sold	6,628,910	6,498,285	$69,214,923	$67,982,369
Reinvestment of distributions	764,715	645,350	7,631,868	6,916,374
Shares redeemed	(6,339,013)	(5,407,165)	(66,446,041)	(56,610,131)
Net increase (decrease)	1,054,612	1,736,470	$10,400,750	$18,288,612
Class B
Shares sold	–	12,465	$–	$126,428
Reinvestment of distributions	4,003	6,873	39,186	74,538
Shares redeemed	(129,611)	(130,687)	(1,280,562)	(1,382,819)
Net increase (decrease)	(125,608)	(111,349)	$(1,241,376)	$(1,181,853)
Class C
Shares sold	583,548	688,081	$6,073,526	$7,146,960
Reinvestment of distributions	102,586	86,426	1,011,119	922,037
Shares redeemed	(525,797)	(495,887)	(5,471,361)	(5,163,244)
Net increase (decrease)	160,337	278,620	$1,613,284	$2,905,753
Class I
Shares sold	15,244,964	17,857,873	$162,005,611	$188,145,800
Reinvestment of distributions	1,939,715	1,798,921	19,643,941	19,453,582
Shares redeemed	(18,032,871)	(17,404,606)	(191,509,176)	(184,937,935)
Net increase (decrease)	(848,192)	2,252,188	$(9,859,624)	$22,661,447
Advisor Freedom 2050
Class A
Shares sold	13,799,385	14,778,783	$144,640,305	$154,228,676
Reinvestment of distributions	1,662,896	1,671,709	16,634,412	17,918,683
Shares redeemed	(15,826,474)	(18,220,423)	(166,323,863)	(190,875,160)
Net increase (decrease)	(364,193)	(1,769,931)	$(5,049,146)	$(18,727,801)
Class M
Shares sold	5,371,614	5,220,682	$55,898,271	$54,316,675
Reinvestment of distributions	588,794	512,467	5,856,350	5,468,353
Shares redeemed	(5,359,307)	(4,619,199)	(55,940,464)	(48,267,781)
Net increase (decrease)	601,101	1,113,950	$5,814,157	$11,517,247
Class B
Shares sold	29	2,190	$284	$21,909
Reinvestment of distributions	4,919	8,955	47,861	96,400
Shares redeemed	(174,970)	(151,436)	(1,712,712)	(1,590,133)
Net increase (decrease)	(170,022)	(140,291)	$(1,664,567)	$(1,471,824)
Class C
Shares sold	567,474	592,294	$5,874,580	$6,132,539
Reinvestment of distributions	103,905	89,707	1,020,402	953,603
Shares redeemed	(548,371)	(498,907)	(5,674,279)	(5,141,979)
Net increase (decrease)	123,008	183,094	$1,220,703	$1,944,163
Class I
Shares sold	14,138,033	15,739,783	$149,514,359	$164,851,297
Reinvestment of distributions	1,591,607	1,391,015	16,017,973	14,936,380
Shares redeemed	(15,379,922)	(13,002,547)	(162,081,239)	(136,937,311)
Net increase (decrease)	349,718	4,128,251	$3,451,093	$42,850,366
Advisor Freedom 2055
Class A
Shares sold	7,916,560	7,650,491	$90,375,985	$86,320,186
Reinvestment of distributions	523,156	403,217	5,707,929	4,669,301
Shares redeemed	(6,295,906)	(5,932,608)	(72,106,749)	(67,116,441)
Net increase (decrease)	2,143,810	2,121,100	$23,977,165	$23,873,046
Class M
Shares sold	2,732,217	2,281,706	$31,007,914	$25,567,824
Reinvestment of distributions	177,026	113,540	1,922,189	1,310,222
Shares redeemed	(1,948,491)	(1,388,534)	(22,224,779)	(15,737,207)
Net increase (decrease)	960,752	1,006,712	$10,705,324	$11,140,839
Class C
Shares sold	316,652	238,636	$3,576,645	$2,683,219
Reinvestment of distributions	21,848	13,580	236,075	157,087
Shares redeemed	(151,022)	(87,211)	(1,727,417)	(965,863)
Net increase (decrease)	187,478	165,005	$2,085,303	$1,874,443
Class I
Shares sold	8,513,386	7,612,107	$97,753,864	$85,891,483
Reinvestment of distributions	550,025	363,384	6,030,191	4,204,287
Shares redeemed	(6,340,869)	(4,499,574)	(72,851,876)	(50,866,350)
Net increase (decrease)	2,722,542	3,475,917	$30,932,179	$39,229,420
Advisor Freedom 2060
Class A
Shares sold	1,725,527	1,272,139	$17,397,251	$12,356,911
Reinvestment of distributions	40,951	15,557	397,839	155,371
Shares redeemed	(990,604)	(565,709)	(9,965,288)	(5,476,304)
Net increase (decrease)	775,874	721,987	$7,829,802	$7,035,978
Class M
Shares sold	493,796	445,750	$5,040,285	$4,200,477
Reinvestment of distributions	9,778	5,022	94,875	51,193
Shares redeemed	(303,525)	(319,192)	(3,017,633)	(3,003,661)
Net increase (decrease)	200,049	131,580	$2,117,527	$1,248,009
Class C
Shares sold	85,955	231,239	$874,633	$2,153,598
Reinvestment of distributions	2,528	1,964	24,346	20,446
Shares redeemed	(110,184)	(227,970)	(1,080,968)	(2,119,305)
Net increase (decrease)	(21,701)	5,233	$(181,989)	$54,739
Class I
Shares sold	1,641,454	789,224	$16,721,474	$7,600,453
Reinvestment of distributions	31,488	8,465	308,545	83,652
Shares redeemed	(596,496)	(230,196)	(6,056,581)	(2,188,624)
Net increase (decrease)	1,076,446	567,493	$10,973,438	$5,495,481

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Funds within their principal investment strategies may represent a significant portion of the Underlying Fund's net assets. At the end of the period, the following Funds were the owners of record of 10% or more of the total outstanding shares of the Underlying Funds.

Fund	Fidelity Advisor Freedom 2015 Fund	Fidelity Advisor Freedom 2020 Fund	Fidelity Advisor Freedom 2025 Fund	Fidelity Advisor Freedom 2030 Fund	Fidelity Advisor Freedom 2035 Fund	Fidelity Advisor Freedom 2040 Fund
Fidelity Advisor Series Equity-Income Fund	-%	12%	15%	18%	16%	14%
Fidelity Advisor Series Growth & Income Fund	-%	12%	15%	18%	16%	14%
Fidelity Advisor Series Opportunistic Insights Fund	-%	12%	15%	18%	16%	14%
Fidelity Advisor Series Stock Selector Large Cap Value Fund	-%	12%	15%	18%	16%	14%
Fidelity Advisor Series Small Cap Fund	-%	12%	15%	18%	16%	14%
Fidelity Advisor Series Growth Opportunities Fund	-%	12%	15%	17%	15%	14%
Fidelity Advisor Series Equity Growth Fund	-%	12%	15%	17%	15%	14%
Fidelity Advisor Series Short-Term Credit Fund	17%	27%	22%	-%	-%	-%

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Underlying Funds.

Fund	% of shares held
Fidelity Advisor Series Equity-Income Fund	100%
Fidelity Advisor Series Growth & Income Fund	100%
Fidelity Advisor Series Opportunistic Insights Fund	100%
Fidelity Advisor Series Stock Selector Large Cap Value Fund	100%
Fidelity Advisor Series Small Cap Fund	100%
Fidelity Advisor Series Growth Opportunities Fund	100%
Fidelity Advisor Series Equity Growth Fund	100%
Fidelity Advisor Series Short-Term Credit Fund	100%

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Aberdeen Street Trust and the Shareholders of Fidelity Advisor Freedom Income Fund, Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund, Fidelity Advisor Freedom 2040 Fund, Fidelity Advisor Freedom 2045 Fund, Fidelity Advisor Freedom 2050 Fund, Fidelity Advisor Freedom 2055 Fund and Fidelity Advisor 2060 Fund:

We have audited the accompanying statements of assets and liabilities of Fidelity Advisor Freedom Income Fund, Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund, Fidelity Advisor Freedom 2040 Fund, Fidelity Advisor Freedom 2045 Fund, Fidelity Advisor Freedom 2050 Fund, Fidelity Advisor Freedom 2055 Fund and Fidelity Advisor 2060 Fund (the Funds), each a fund of the Fidelity Aberdeen Street Trust, including the schedules of investments, as of March 31, 2017, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2017, by correspondence with the custodians. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds as of March 31, 2017, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
May 19, 2017

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance.  If the interests of a fund and an underlying Fidelity® fund were to diverge, a conflict of interest could arise and affect how the Trustees and Members of the Advisory Board fulfill their fiduciary duties to the affected funds.  FMRC has structured the funds to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, FMRC, the Trustees, and Members of the Advisory Board would take reasonable steps to minimize and, if possible, eliminate the conflict.  Each of the Trustees oversees 244 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Each fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present) and Chairman and Director of FMR (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a Member of the Advisory Board of certain Fidelity® funds (2014-2016), president of the Business Roundtable (2011-2017), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Interim Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (UK) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jeffrey S. Christian (1961)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Christian also serves as Assistant Treasurer of other funds. Mr. Christian is an employee of Fidelity Investments (2003-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)

Year of Election or Appointment: 2015

Vice President

Mr. Goebel serves as Vice President of other funds and is an employee of Fidelity Investments (2001-present). Previously, Mr. Goebel served as Senior Vice President of Fidelity Management & Research Company (FMR) (investment adviser firm, 2016), Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-2015), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-2015), and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-2015); General Counsel, Secretary, and Senior Vice President of FMR (investment adviser firm, 2008-2015) and FMR Co., Inc. (investment adviser firm, 2008-2015); Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-2015) and Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2008-2015); Chief Legal Officer (CLO) of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-2015); Secretary and CLO of certain Fidelity® funds (2008-2015); Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan is an employee of Fidelity Investments (2005-present).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), Vice Chairman of FIAM LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2016 to March 31, 2017).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value October 1, 2016	Ending Account Value March 31, 2017	Expenses Paid During Period-B October 1, 2016 to March 31, 2017
Advisor Freedom Income
Class A	.25%
Actual		$1,000.00	$1,016.10	$1.26-C
Hypothetical-D		$1,000.00	$1,023.68	$1.26-C
Class M	.50%
Actual		$1,000.00	$1,014.70	$2.51-C
Hypothetical-D		$1,000.00	$1,022.44	$2.52-C
Class C	1.00%
Actual		$1,000.00	$1,012.50	$5.02-C
Hypothetical-D		$1,000.00	$1,019.95	$5.04-C
Class I	- %
Actual		$1,000.00	$1,017.30	$--C
Hypothetical-D		$1,000.00	$1,024.93	$--C
Advisor Freedom 2005
Class A	.25%
Actual		$1,000.00	$1,026.10	$1.26-C
Hypothetical-D		$1,000.00	$1,023.68	$1.26-C
Class M	.50%
Actual		$1,000.00	$1,025.00	$2.52-C
Hypothetical-D		$1,000.00	$1,022.44	$2.52-C
Class C	1.00%
Actual		$1,000.00	$1,021.90	$5.04-C
Hypothetical-D		$1,000.00	$1,019.95	$5.04-C
Class I	- %
Actual		$1,000.00	$1,027.90	$--C
Hypothetical-D		$1,000.00	$1,024.93	$--C
Advisor Freedom 2010
Class A	.25%
Actual		$1,000.00	$1,034.10	$1.27-C
Hypothetical-D		$1,000.00	$1,023.68	$1.26-C
Class M	.50%
Actual		$1,000.00	$1,032.20	$2.53-C
Hypothetical-D		$1,000.00	$1,022.44	$2.52-C
Class C	1.00%
Actual		$1,000.00	$1,029.60	$5.06-C
Hypothetical-D		$1,000.00	$1,019.95	$5.04-C
Class I	- %
Actual		$1,000.00	$1,035.30	$--C
Hypothetical-D		$1,000.00	$1,024.93	$--C
Advisor Freedom 2015
Class A	.25%
Actual		$1,000.00	$1,041.60	$1.27-C
Hypothetical-D		$1,000.00	$1,023.68	$1.26-C
Class M	.50%
Actual		$1,000.00	$1,040.60	$2.54-C
Hypothetical-D		$1,000.00	$1,022.44	$2.52-C
Class C	1.00%
Actual		$1,000.00	$1,037.90	$5.08-C
Hypothetical-D		$1,000.00	$1,019.95	$5.04-C
Class I	- %
Actual		$1,000.00	$1,043.30	$--C
Hypothetical-D		$1,000.00	$1,024.93	$--C
Advisor Freedom 2020
Class A	.25%
Actual		$1,000.00	$1,047.80	$1.28-C
Hypothetical-D		$1,000.00	$1,023.68	$1.26-C
Class M	.50%
Actual		$1,000.00	$1,045.90	$2.55-C
Hypothetical-D		$1,000.00	$1,022.44	$2.52-C
Class C	1.00%
Actual		$1,000.00	$1,043.00	$5.09-C
Hypothetical-D		$1,000.00	$1,019.95	$5.04-C
Class I	- %
Actual		$1,000.00	$1,048.60	$--C
Hypothetical-D		$1,000.00	$1,024.93	$--C
Advisor Freedom 2025
Class A	.25%
Actual		$1,000.00	$1,053.10	$1.28-C
Hypothetical-D		$1,000.00	$1,023.68	$1.26-C
Class M	.50%
Actual		$1,000.00	$1,051.80	$2.56-C
Hypothetical-D		$1,000.00	$1,022.44	$2.52-C
Class C	1.00%
Actual		$1,000.00	$1,049.70	$5.11-C
Hypothetical-D		$1,000.00	$1,019.95	$5.04-C
Class I	- %
Actual		$1,000.00	$1,054.60	$--C
Hypothetical-D		$1,000.00	$1,024.93	$--C
Advisor Freedom 2030
Class A	.25%
Actual		$1,000.00	$1,066.20	$1.29-C
Hypothetical-D		$1,000.00	$1,023.68	$1.26-C
Class M	.50%
Actual		$1,000.00	$1,065.20	$2.57-C
Hypothetical-D		$1,000.00	$1,022.44	$2.52-C
Class C	1.00%
Actual		$1,000.00	$1,062.90	$5.14-C
Hypothetical-D		$1,000.00	$1,019.95	$5.04-C
Class I	- %
Actual		$1,000.00	$1,068.50	$--C
Hypothetical-D		$1,000.00	$1,024.93	$--C
Advisor Freedom 2035
Class A	.25%
Actual		$1,000.00	$1,077.20	$1.29-C
Hypothetical-D		$1,000.00	$1,023.68	$1.26-C
Class M	.50%
Actual		$1,000.00	$1,075.80	$2.59-C
Hypothetical-D		$1,000.00	$1,022.44	$2.52-C
Class C	1.00%
Actual		$1,000.00	$1,073.20	$5.17-C
Hypothetical-D		$1,000.00	$1,019.95	$5.04-C
Class I	- %
Actual		$1,000.00	$1,078.60	$--C
Hypothetical-D		$1,000.00	$1,024.93	$--C
Advisor Freedom 2040
Class A	.25%
Actual		$1,000.00	$1,077.60	$1.29-C
Hypothetical-D		$1,000.00	$1,023.68	$1.26-C
Class M	.50%
Actual		$1,000.00	$1,076.70	$2.59-C
Hypothetical-D		$1,000.00	$1,022.44	$2.52-C
Class C	1.00%
Actual		$1,000.00	$1,073.50	$5.17-C
Hypothetical-D		$1,000.00	$1,019.95	$5.04-C
Class I	- %
Actual		$1,000.00	$1,078.40	$--C
Hypothetical-D		$1,000.00	$1,024.93	$--C
Advisor Freedom 2045
Class A	.25%
Actual		$1,000.00	$1,076.70	$1.29-C
Hypothetical-D		$1,000.00	$1,023.68	$1.26-C
Class M	.50%
Actual		$1,000.00	$1,076.40	$2.59-C
Hypothetical-D		$1,000.00	$1,022.44	$2.52-C
Class C	1.00%
Actual		$1,000.00	$1,073.40	$5.17-C
Hypothetical-D		$1,000.00	$1,019.95	$5.04-C
Class I	- %
Actual		$1,000.00	$1,078.20	$--C
Hypothetical-D		$1,000.00	$1,024.93	$--C
Advisor Freedom 2050
Class A	.25%
Actual		$1,000.00	$1,076.60	$1.29-C
Hypothetical-D		$1,000.00	$1,023.68	$1.26-C
Class M	.50%
Actual		$1,000.00	$1,076.10	$2.59-C
Hypothetical-D		$1,000.00	$1,022.44	$2.52-C
Class C	1.00%
Actual		$1,000.00	$1,073.00	$5.17-C
Hypothetical-D		$1,000.00	$1,019.95	$5.04-C
Class I	- %
Actual		$1,000.00	$1,079.10	$--C
Hypothetical-D		$1,000.00	$1,024.93	$--C
Advisor Freedom 2055
Class A	.25%
Actual		$1,000.00	$1,077.40	$1.29-C
Hypothetical-D		$1,000.00	$1,023.68	$1.26-C
Class M	.50%
Actual		$1,000.00	$1,076.00	$2.59-C
Hypothetical-D		$1,000.00	$1,022.44	$2.52-C
Class C	1.00%
Actual		$1,000.00	$1,072.70	$5.17-C
Hypothetical-D		$1,000.00	$1,019.95	$5.04-C
Class I	- %
Actual		$1,000.00	$1,079.00	$--C
Hypothetical-D		$1,000.00	$1,024.93	$--C
Advisor Freedom 2060
Class A	.25%
Actual		$1,000.00	$1,077.30	$1.29-C
Hypothetical-D		$1,000.00	$1,023.68	$1.26-C
Class M	.50%
Actual		$1,000.00	$1,076.80	$2.59-C
Hypothetical-D		$1,000.00	$1,022.44	$2.52-C
Class C	1.00%
Actual		$1,000.00	$1,073.30	$5.17-C
Hypothetical-D		$1,000.00	$1,019.95	$5.04-C
Class I	- %
Actual		$1,000.00	$1,079.70	$--C
Hypothetical-D		$1,000.00	$1,024.93	$--C

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which each Fund invests are not included in each Class' annualized expense ratio.

 C If fees and changes to the class level expenses effective June 1, 2017 had been in effect during the current period, the annualized expense ratios and the expenses paid in the actual and hypothetical examples above would have been as shown in the table below:

 D 5% return per year before expenses

	Annualized Expense Ratio-(a)	Expenses Paid
Advisor Freedom Income
Class A	.72%
Actual		$3.56
Hypothetical-(b)		$3.58
Class M	.97%
Actual		$4.82
Hypothetical-(b)		$4.84
Class C	1.47%
Actual		$7.37
Hypothetical-(b)		$7.39
Class I	.47%
Actual		$2.36
Hypothetical-(b)		$2.37
Advisor Freedom 2005
Class A	.74%
Actual		$3.73
Hypothetical-(b)		$3.73
Class M	.99%
Actual		$4.99
Hypothetical-(b)		$4.99
Class C	1.49%
Actual		$7.50
Hypothetical-(b)		$7.49
Class I	.49%
Actual		$2.47
Hypothetical-(b)		$2.47
Advisor Freedom 2010
Class A	.78%
Actual		$3.95
Hypothetical-(b)		$3.93
Class M	1.03%
Actual		$5.21
Hypothetical-(b)		$5.19
Class C	1.53%
Actual		$7.73
Hypothetical-(b)		$7.69
Class I	.53%
Actual		$2.69
Hypothetical-(b)		$2.67
Advisor Freedom 2015
Class A	.83%
Actual		$4.22
Hypothetical-(b)		$4.18
Class M	1.08%
Actual		$5.49
Hypothetical-(b)		$5.44
Class C	1.58%
Actual		$8.02
Hypothetical-(b)		$7.95
Class I	.58%
Actual		$2.95
Hypothetical-(b)		$2.92
Advisor Freedom 2020
Class A	.87%
Actual		$4.44
Hypothetical-(b)		$4.38
Class M	1.12%
Actual		$5.70
Hypothetical-(b)		$5.64
Class C	1.62%
Actual		$8.24
Hypothetical-(b)		$8.15
Class I	.62%
Actual		$3.16
Hypothetical-(b)		$3.13
Advisor Freedom 2025
Class A	.91%
Actual		$4.65
Hypothetical-(b)		$4.58
Class M	1.16%
Actual		$5.92
Hypothetical-(b)		$5.84
Class C	1.66%
Actual		$8.47
Hypothetical-(b)		$8.35
Class I	.66%
Actual		$3.38
Hypothetical-(b)		$3.33
Advisor Freedom 2030
Class A	.95%
Actual		$4.89
Hypothetical-(b)		$4.78
Class M	1.20%
Actual		$6.17
Hypothetical-(b)		$6.04
Class C	1.70%
Actual		$8.73
Hypothetical-(b)		$8.55
Class I	.70%
Actual		$3.60
Hypothetical-(b)		$3.53
Advisor Freedom 2035
Class A	1.00%
Actual		$5.17
Hypothetical-(b)		$5.04
Class M	1.25%
Actual		$6.46
Hypothetical-(b)		$6.29
Class C	1.75%
Actual		$9.03
Hypothetical-(b)		$8.80
Class I	.75%
Actual		$3.88
Hypothetical-(b)		$3.78
Advisor Freedom 2040
Class A	1.00%
Actual		$5.17
Hypothetical-(b)		$5.04
Class M	1.25%
Actual		$6.46
Hypothetical-(b)		$6.29
Class C	1.75%
Actual		$9.03
Hypothetical-(b)		$8.80
Class I	.75%
Actual		$3.88
Hypothetical-(b)		$3.78
Advisor Freedom 2045
Class A	1.00%
Actual		$5.17
Hypothetical-(b)		$5.04
Class M	1.25%
Actual		$6.46
Hypothetical-(b)		$6.29
Class C	1.75%
Actual		$9.03
Hypothetical-(b)		$8.80
Class I	.75%
Actual		$3.88
Hypothetical-(b)		$3.78
Advisor Freedom 2050
Class A	1.00%
Actual		$5.17
Hypothetical-(b)		$5.04
Class M	1.25%
Actual		$6.46
Hypothetical-(b)		$6.29
Class C	1.75%
Actual		$9.03
Hypothetical-(b)		$8.80
Class I	.75%
Actual		$3.88
Hypothetical-(b)		$3.78
Advisor Freedom 2055
Class A	1.00%
Actual		$5.17
Hypothetical-(b)		$5.04
Class M	1.25%
Actual		$6.46
Hypothetical-(b)		$6.29
Class C	1.75%
Actual		$9.03
Hypothetical-(b)		$8.80
Class I	.75%
Actual		$3.88
Hypothetical-(b)		$3.78
Advisor Freedom 2060
Class A	1.00%
Actual		$5.17
Hypothetical-(b)		$5.04
Class M	1.25%
Actual		$6.46
Hypothetical-(b)		$6.29
Class C	1.75%
Actual		$9.03
Hypothetical-(b)		$8.80
Class I	.75%
Actual		$3.88
Hypothetical-(b)		$3.78

 (a) Annualized expense ratio reflects expenses net of applicable fee waivers.

 (b) 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Fidelity Advisor Freedom Income Fund
Class A	05/08/17	05/05/17	$0.009	$0.077
Class M	05/08/17	05/05/17	$0.006	$0.077
Class C	05/08/17	05/05/17	$0.001	$0.077
Class I	05/08/17	05/05/17	$0.011	$0.077
Fidelity Advisor Freedom 2005 Fund
Class A	05/15/17	05/12/17	$0.025	$0.135
Class M	05/15/17	05/12/17	$0.017	$0.135
Class C	05/15/17	05/12/17	$0.000	$0.135
Class I	05/15/17	05/12/17	$0.033	$0.135
Fidelity Advisor Freedom 2010 Fund
Class A	05/15/17	05/12/17	$0.027	$0.208
Class M	05/15/17	05/12/17	$0.019	$0.208
Class C	05/15/17	05/12/17	$0.004	$0.208
Class I	05/15/17	05/12/17	$0.036	$0.208
Fidelity Advisor Freedom 2015 Fund
Class A	05/15/17	05/12/17	$0.025	$0.229
Class M	05/15/17	05/12/17	$0.017	$0.229
Class C	05/15/17	05/12/17	$0.002	$0.229
Class I	05/15/17	05/12/17	$0.033	$0.229
Fidelity Advisor Freedom 2020 Fund
Class A	05/15/17	05/12/17	$0.023	$0.207
Class M	05/15/17	05/12/17	$0.015	$0.207
Class C	05/15/17	05/12/17	$0.000	$0.206
Class I	05/15/17	05/12/17	$0.032	$0.207
Fidelity Advisor Freedom 2025 Fund
Class A	05/15/17	05/12/17	$0.019	$0.189
Class M	05/15/17	05/12/17	$0.011	$0.189
Class C	05/15/17	05/12/17	$0.000	$0.183
Class I	05/15/17	05/12/17	$0.027	$0.189
Fidelity Advisor Freedom 2030 Fund
Class A	05/15/17	05/12/17	$0.009	$0.234
Class M	05/15/17	05/12/17	$0.001	$0.234
Class C	05/15/17	05/12/17	$0.000	$0.226
Class I	05/15/17	05/12/17	$0.018	$0.234
Fidelity Advisor Freedom 2035 Fund
Class A	05/15/17	05/12/17	$0.000	$0.229
Class M	05/15/17	05/12/17	$0.000	$0.220
Class C	05/15/17	05/12/17	$0.000	$0.220
Class I	05/15/17	05/12/17	$0.000	$0.238
Fidelity Advisor Freedom 2040 Fund
Class A	05/15/17	05/12/17	$0.000	$0.243
Class M	05/15/17	05/12/17	$0.000	$0.238
Class C	05/15/17	05/12/17	$0.000	$0.238
Class I	05/15/17	05/12/17	$0.000	$0.253
Fidelity Advisor Freedom 2045 Fund
Class A	05/15/17	05/12/17	$0.000	$0.175
Class M	05/15/17	05/12/17	$0.000	$0.170
Class C	05/15/17	05/12/17	$0.000	$0.170
Class I	05/15/17	05/12/17	$0.000	$0.182
Fidelity Advisor Freedom 2050 Fund
Class A	05/15/17	05/12/17	$0.000	$0.165
Class M	05/15/17	05/12/17	$0.000	$0.159
Class C	05/15/17	05/12/17	$0.000	$0.155
Class I	05/15/17	05/12/17	$0.000	$0.172
Fidelity Advisor Freedom 2055 Fund
Class A	05/15/17	05/12/17	$0.000	$0.136
Class M	05/15/17	05/12/17	$0.000	$0.128
Class C	05/15/17	05/12/17	$0.000	$0.128
Class I	05/15/17	05/12/17	$0.001	$0.142
Fidelity Advisor Freedom 2060 Fund
Class A	05/15/17	05/12/17	$0.000	$0.099
Class M	05/15/17	05/12/17	$0.000	$0.094
Class C	05/15/17	05/12/17	$0.000	$0.094
Class I	05/15/17	05/12/17	$0.001	$0.104

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended March 31, 2017, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity Advisor Freedom Income Fund	$2,326,058
Fidelity Advisor Freedom 2005 Fund	$3,563,608
Fidelity Advisor Freedom 2010 Fund	$13,484,027
Fidelity Advisor Freedom 2015 Fund	$31,432,715
Fidelity Advisor Freedom 2020 Fund	$49,829,496
Fidelity Advisor Freedom 2025 Fund	$49,113,316
Fidelity Advisor Freedom 2030 Fund	$51,074,664
Fidelity Advisor Freedom 2035 Fund	$36,616,007
Fidelity Advisor Freedom 2040 Fund	$35,477,706
Fidelity Advisor Freedom 2045 Fund	$18,189,386
Fidelity Advisor Freedom 2050 Fund	$12,930,682
Fidelity Advisor Freedom 2055 Fund	$4,363,558
Fidelity Advisor Freedom 2060 Fund	$426,692

A percentage of the dividends distributed during the fiscal year for the following funds was derived from interest on U.S. Government securities which is generally exempt from state income tax:

Fidelity Advisor Freedom Income Fund
Class A	6.57%
Class M	6.57%
Class C	6.57%
Class I	6.57%
Fidelity Advisor Freedom 2005 Fund
Class A	5.47%
Class M	5.47%
Class C	5.47%
Class I	5.47%
Fidelity Advisor Freedom 2010 Fund
Class A	4.58%
Class M	4.58%
Class C	4.58%
Class I	4.58%
Fidelity Advisor Freedom 2015 Fund
Class A	3.68%
Class M	3.68%
Class C	3.68%
Class I	3.68%
Fidelity Advisor Freedom 2020 Fund
Class A	3.01%
Class M	3.01%
Class C	3.01%
Class I	3.01%
Fidelity Advisor Freedom 2025 Fund
Class A	2.47%
Class M	2.47%
Class C	2.47%
Class I	2.47%
Fidelity Advisor Freedom 2030 Fund
Class A	1.48%
Class M	1.48%
Class C	1.48%
Class I	1.48%
Fidelity Advisor Freedom 2035 Fund
Class A	0.48%
Class M	0.48%
Class C	0.48%
Class I	0.48%
Fidelity Advisor Freedom 2040 Fund
Class A	0.46%
Class M	0.46%
Class C	0.46%
Class I	0.46%
Fidelity Advisor Freedom 2045 Fund
Class A	0.45%
Class M	0.45%
Class C	0.45%
Class I	0.45%
Fidelity Advisor Freedom 2050 Fund
Class A	0.45%
Class M	0.45%
Class C	0.45%
Class I	0.45%
Fidelity Advisor Freedom 2055 Fund
Class A	0.43%
Class M	0.43%
Class C	0.43%
Class I	0.43%
Fidelity Advisor Freedom 2060 Fund
Class A	0.44%
Class M	0.44%
Class C	0.44%
Class I	0.44%

A percentage of the dividends distributed during the fiscal year for the following funds qualifies for the dividends–received deduction for corporate shareholders:

	Class A	Class M	Class B	Class C	Class I
Fidelity Advisor Freedom Income Fund
April 2016	5%	7%	10%	10%	4%
May 2016	17%	23%	100%	100%	13%
June 2016	17%	22%	66%	66%	13%
July 2016	16%	22%	N/A	45%	14%
August 2016	17%	20%	N/A	37%	14%
September 2016	16%	21%	N/A	55%	14%
October 2016	17%	21%	N/A	41%	14%
November 2016	16%	22%	N/A	45%	14%
December 2016	17%	18%	N/A	20%	16%
January 2017	0%	0%	N/A	0%	0%
February 2017	0%	0%	N/A	0%	0%
March 2017	0%	0%	N/A	0%	0%
Fidelity Advisor Freedom 2005 Fund
May 2016	1%	2%	5%	4%	1%
December 2016	23%	26%	N/A	37%	20%
Fidelity Advisor Freedom 2010 Fund
May 2016	1%	2%	10%	3%	1%
December 2016	27%	31%	N/A	42%	24%
Fidelity Advisor Freedom 2015 Fund
May 2016	3%	4%	0%	12%	2%
December 2016	34%	39%	N/A	55%	30%
Fidelity Advisor Freedom 2020 Fund
May 2016	4%	6%	0%	0%	3%
December 2016	37%	43%	N/A	61%	33%
Fidelity Advisor Freedom 2025 Fund
May 2016	5%	8%	0%	0%	3%
December 2016	40%	47%	N/A	65%	36%
Fidelity Advisor Freedom 2030 Fund
May 2016	12%	0%	0%	0%	4%
December 2016	50%	58%	N/A	82%	44%
Fidelity Advisor Freedom 2035 Fund
May 2016	0%	0%	0%	0%	0%
December 2016	59%	68%	N/A	97%	52%
Fidelity Advisor Freedom 2040 Fund
May 2016	62%	0%	0%	0%	11%
December 2016	59%	69%	N/A	98%	52%
Fidelity Advisor Freedom 2045 Fund
May 2016	0%	0%	0%	0%	0%
December 2016	58%	67%	N/A	94%	51%
Fidelity Advisor Freedom 2050 Fund
May 2016	29%	0%	0%	0%	13%
December 2016	59%	68%	N/A	99%	52%
Fidelity Advisor Freedom 2055 Fund
May 2016	0%	0%	0%	0%	16%
December 2016	59%	68%	N/A	95%	52%
Fidelity Advisor Freedom 2060 Fund
May 2016	24%	0%	0%	0%	14%
December 2016	57%	65%	N/A	100%	51%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

	Class A	Class M	Class B	Class C	Class I
Fidelity Advisor Freedom Income Fund
April 2016	9%	12%	17%	17%	8%
May 2016	29%	40%	100%	100%	23%
June 2016	28%	37%	100%	100%	23%
July 2016	27%	38%	N/A	75%	23%
August 2016	29%	34%	N/A	62%	23%
September 2016	28%	35%	N/A	92%	23%
October 2016	28%	35%	N/A	69%	23%
November 2016	28%	38%	N/A	75%	23%
December 2016	28%	30%	N/A	34%	27%
January 2017	0%	0%	N/A	0%	0%
February 2017	0%	0%	N/A	0%	0%
March 2017	0%	0%	N/A	0%	0%
Fidelity Advisor Freedom 2005 Fund
May 2016	3%	3%	9%	6%	2%
December 2016	38%	43%	N/A	61%	33%
Fidelity Advisor Freedom 2010 Fund
May 2016	2%	3%	17%	6%	2%
December 2016	45%	51%	N/A	68%	39%
Fidelity Advisor Freedom 2015 Fund
May 2016	5%	7%	0%	21%	4%
December 2016	56%	64%	N/A	91%	49%
Fidelity Advisor Freedom 2020 Fund
May 2016	6%	9%	0%	0%	5%
December 2016	61%	70%	N/A	100%	54%
Fidelity Advisor Freedom 2025 Fund
May 2016	8%	14%	0%	0%	6%
December 2016	66%	76%	N/A	100%	59%
Fidelity Advisor Freedom 2030 Fund
May 2016	20%	0%	0%	0%	7%
December 2016	82%	95%	N/A	100%	73%
Fidelity Advisor Freedom 2035 Fund
May 2016	0%	0%	0%	0%	0%
December 2016	99%	100%	N/A	100%	86%
Fidelity Advisor Freedom 2040 Fund
May 2016	100%	0%	0%	0%	19%
December 2016	99%	100%	N/A	100%	87%
Fidelity Advisor Freedom 2045 Fund
May 2016	0%	0%	0%	0%	0%
December 2016	97%	100%	N/A	100%	85%
Fidelity Advisor Freedom 2050 Fund
May 2016	47%	0%	0%	0%	22%
December 2016	99%	100%	N/A	100%	87%
Fidelity Advisor Freedom 2055 Fund
May 2016	0%	0%	0%	0%	27%
December 2016	99%	100%	N/A	100%	87%
Fidelity Advisor Freedom 2060 Fund
May 2016	35%	0%	0%	0%	21%
December 2016	99%	100%	N/A	100%	88%

The funds will notify shareholders in January 2018 of amounts for use in preparing 2017 income tax returns.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Freedom Funds

At its January 2017 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve amendments to the amended and restated management contracts between FMR Co., Inc. (FMRC) and each fund to add a management fee schedule for new Class Z6 of each fund.

The Board noted that it had approved the amended and restated management contracts for the Fidelity Freedom funds, the Fidelity Freedom K funds, and the Fidelity Advisor Freedom Funds (New Advisory Contracts) at its July 2016 meeting, which, subject to shareholder approval of all of the contracts, add a management fee payable by each class of the fund. The Board also noted that, in connection with its approval of the New Advisory Contracts, it had considered, among other information, competitive information regarding the proposed management fees and total expenses for each Fidelity Freedom K Fund and, in November 2016, had considered this information for new Class K of the corresponding Fidelity Freedom Fund. The Board considered that those management fees were identical to the proposed management fees for new Class Z6 of the corresponding Fidelity Advisory Freedom Fund.

In considering each class's total expenses, the Board approved an expense contract that limits Class Z6's total expenses. The board noted that the expense ratios of Class Z6 are expected to rank below the median of those funds and classes used by the Board for management fee comparisons that have a similar sales load structure.

The Board also considered that the approval of the amendments to the New Advisory Contracts for the funds will not result in any changes to (i) the fees payable by shareholders of any existing class of each fund; (ii) the investment process or strategies employed in the management of the funds' assets; (iii) the nature, extent and quality of services provided to each fund; or (iv) the day-to-day management of each fund and the personnel primarily responsible for such management.

In connection with its consideration of future renewals of each fund's New Advisory Contract, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of a class's management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the management fee structures are fair and reasonable, and that the amendments to the New Advisory Contracts for the funds should be approved.

Board Approval of Investment Advisory Contracts  Fidelity Advisor Freedom Funds  At its March 2017 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve amendments to the amended and restated management contracts between FMR Co., Inc. (FMRC) and each fund to add a management fee schedule for new Class T of each fund.

The Board noted that it had approved the amended and restated management contracts for the Fidelity Advisor Freedom Funds (New Advisory Contracts) at its July 2016 meeting, which, subject to shareholder approval of all of the contracts, add a management fee payable by each class of the fund. The Board also noted that, in connection with its approval of the New Advisory Contracts, it had considered, among other information, competitive information regarding the proposed management fees and total expenses for each Fidelity Advisor Freedom Fund. The Board considered that those management fees were identical to the proposed management fees for new Class T of each corresponding Fidelity Advisor Freedom Fund.

In approving the amendment to the fee schedule to add new Class T, the Board noted that the expense ratios of new Class T of each Fidelity Advisor Freedom Fund, including acquired fund fees and expenses (AFFE), are expected to rank below the median of those funds and classes used by the Board for management fee comparisons that have a similar sales load structure.

The Board also considered that the approval of the amendments to the New Advisory Contracts for the funds will not result in any changes to (i) the fees payable by shareholders of any existing class of each fund; (ii) the investment processor strategies employed in the management of the funds’ assets; (iii) the nature, extent and quality of services provided to each fund;or (iv) the day-to-day management of each fund and the personnel primarily responsible for such management.

In connection with its consideration of future renewals of each fund's New Advisory Contract, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of a class's management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the management fee structures are fair and reasonable, and that the amendment to the New Advisory Contracts for the funds should be approved.

Proxy Voting Results

A special meeting of shareholders was held on December 22, 2016. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To elect a Board of Trustees.

	# of Votes	% of Votes
Elizabeth S. Acton
Affirmative	67,962,879,437.90	95.738
Withheld	3,026,199,416.67	4.262
TOTAL	70,989,078,854.57	100.000
John Engler
Affirmative	67,621,098,922.89	95.256
Withheld	3,367,979,931.68	4.744
TOTAL	70,989,078,854.57	100.000
Albert R. Gamper, Jr.
Affirmative	67,692,979,200.48	95.357
Withheld	3,296,099,654.09	4.643
TOTAL	70,989,078,854.57	100.000
Robert F. Gartland
Affirmative	67,834,076,287.79	95.556
Withheld	3,155,002,566.78	4.444
TOTAL	70,989,078,854.57	100.000
Abigail P. Johnson
Affirmative	67,845,327,470.44	95.572
Withheld	3,143,751,384.13	4.428
TOTAL	70,989,078,854.57	100.000
Arthur E. Johnson
Affirmative	67,698,760,709.29	95.366
Withheld	3,290,318,145.28	4.634
TOTAL	70,989,078,854.57	100.000
Michael E. Kenneally
Affirmative	67,851,407,081.44	95.581
Withheld	3,137,671,773.13	4.419
TOTAL	70,989,078,854.57	100.000
James H. Keyes
Affirmative	67,741,432,698.10	95.426
Withheld	3,247,646,156.47	4.574
TOTAL	70,989,078,854.57	100.000
Marie L. Knowles
Affirmative	67,825,908,094.48	95.545
Withheld	3,163,170,760.09	4.455
TOTAL	70,989,078,854.57	100.000
Jennifer Toolin McAuliffe
Affirmative	67,916,195,545.89	95.672
Withheld	3,072,883,308.68	4.328
TOTAL	70,989,078,854.57	100.000
Mark A. Murray
Affirmative	67,892,016,830.18	95.638
Withheld	3,097,062,024.39	4.362
TOTAL	70,989,078,854.57	100.000

PROPOSAL 2

To approve an amended and restated management contract between Fidelity Advisor Freedom® Income Fund and FMR Co., Inc. (FMRC).

	# of Votes	% of Votes
Affirmative	85,251,884.39	69.404
Against	3,248,153.80	2.645
Abstain	7,651,900.89	6.229
Broker Non - Votes	26,683,531.06	21.722
TOTAL	122,835,470.14	100.000

PROPOSAL 2

To approve an amended and restated management contract between Fidelity Advisor Freedom® 2005 Fund and FMR Co., Inc. (FMRC).

	# of Votes	% of Votes
Affirmative	104,918,089.41	84.809
Against	1,185,803.11	0.959
Abstain	6,564,213.11	5.306
Broker Non - Votes	11,043,458.16	8.926
TOTAL	123,711,563.79	100.000

PROPOSAL 2

To approve an amended and restated management contract between Fidelity Advisor Freedom® 2010 Fund and FMR Co., Inc. (FMRC).

	# of Votes	% of Votes
Affirmative	232,611,697.84	74.922
Against	11,461,526.43	3.692
Abstain	29,639,214.91	9.546
Broker Non - Votes	36,763,082.82	11.840
TOTAL	310,475,522.00	100.000

PROPOSAL 2

To approve an amended and restated management contract between Fidelity Advisor Freedom® 2015 Fund and FMR Co., Inc. (FMRC).

	# of Votes	% of Votes
Affirmative	548,078,311.69	78.368
Against	16,992,566.61	2.430
Abstain	57,952,658.11	8.286
Broker Non - Votes	76,344,954.21	10.916
TOTAL	699,368,490.62	100.000

PROPOSAL 2

To approve an amended and restated management contract between Fidelity Advisor Freedom® 2020 Fund and FMR Co., Inc. (FMRC).

	# of Votes	% of Votes
Affirmative	1,137,261,248.88	77.150
Against	35,533,566.57	2.411
Abstain	136,839,251.72	9.283
Broker Non - Votes	164,457,263.22	11.156
TOTAL	1,474,091,330.39	100.000

PROPOSAL 2

To approve an amended and restated management contract between Fidelity Advisor Freedom® 2025 Fund and FMR Co., Inc. (FMRC).

	# of Votes	% of Votes
Affirmative	1,255,478,449.41	78.487
Against	44,735,339.17	2.797
Abstain	145,469,169.68	9.094
Broker Non - Votes	153,924,578.28	9.622
TOTAL	1,599,607,536.54	100.000

PROPOSAL 2

To approve an amended and restated management contract between Fidelity Advisor Freedom® 2030 Fund and FMR Co., Inc. (FMRC).

	# of Votes	% of Votes
Affirmative	1,226,267,757.60	80.351
Against	31,873,988.50	2.088
Abstain	110,830,250.94	7.262
Broker Non - Votes	157,183,625.59	10.299
TOTAL	1,526,155,622.63	100.000

PROPOSAL 2

To approve an amended and restated management contract between Fidelity Advisor Freedom® 2035 Fund and FMR Co., Inc. (FMRC).

	# of Votes	% of Votes
Affirmative	908,985,343.52	79.343
Against	22,941,350.78	2.003
Abstain	97,899,339.75	8.545
Broker Non - Votes	115,819,884.16	10.109
TOTAL	1,145,645,918.21	100.000

PROPOSAL 2

To approve an amended and restated management contract between Fidelity Advisor Freedom® 2040 Fund and FMR Co., Inc. (FMRC).

	# of Votes	% of Votes
Affirmative	840,431,151.67	78.401
Against	26,715,584.05	2.493
Abstain	73,602,846.50	6.866
Broker Non - Votes	131,218,047.69	12.240
TOTAL	1,071,967,629.91	100.000

PROPOSAL 2

To approve an amended and restated management contract between Fidelity Advisor Freedom® 2045 Fund and FMR Co., Inc. (FMRC).

	# of Votes	% of Votes
Affirmative	476,508,002.95	78.867
Against	13,746,796.22	2.276
Abstain	69,790,004.16	11.550
Broker Non - Votes	44,152,928.00	7.307
TOTAL	604,197,731.33	100.000

PROPOSAL 2

To approve an amended and restated management contract between Fidelity Advisor Freedom® 2050 Fund and FMR Co., Inc. (FMRC).

	# of Votes	% of Votes
Affirmative	384,190,657.46	78.166
Against	8,160,289.70	1.660
Abstain	46,850,601.81	9.532
Broker Non - Votes	52,306,732.32	10.642
TOTAL	491,508,281.29	100.000

PROPOSAL 2

To approve an amended and restated management contract between Fidelity Advisor Freedom® 2055 Fund and FMR Co., Inc. (FMRC).

	# of Votes	% of Votes
Affirmative	151,140,362.83	82.558
Against	2,733,414.43	1.494
Abstain	17,989,283.33	9.826
Broker Non - Votes	11,209,493.08	6.122
TOTAL	183,072,553.67	100.000

PROPOSAL 2

To approve an amended and restated management contract between Fidelity Advisor Freedom® 2060 Fund and FMR Co., Inc. (FMRC).

	# of Votes	% of Votes
Affirmative	11,372,900.89	87,585
Against	328,975.28	2.534
Abstain	1,024,180.04	7.887
Broker Non - Votes	259,028.49	1.994
TOTAL	12,985,084.70	100.000

AFF-ANN-0517
1.792114.114

Fidelity Freedom® Index Funds - Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050, 2055, 2060 Investor Class and Institutional Premium Class Annual Report March 31, 2017

Contents

Performance
Management's Discussion of Fund Performance
Fidelity Freedom® Index Income Fund
Investment Summary
Investments
Financial Statements
Fidelity Freedom® Index 2005 Fund
Investment Summary
Investments
Financial Statements
Fidelity Freedom® Index 2010 Fund
Investment Summary
Investments
Financial Statements
Fidelity Freedom® Index 2015 Fund
Investment Summary
Investments
Financial Statements
Fidelity Freedom® Index 2020 Fund
Investment Summary
Investments
Financial Statements
Fidelity Freedom® Index 2025 Fund
Investment Summary
Investments
Financial Statements
Fidelity Freedom® Index 2030 Fund
Investment Summary
Investments
Financial Statements
Fidelity Freedom® Index 2035 Fund
Investment Summary
Investments
Financial Statements
Fidelity Freedom® Index 2040 Fund
Investment Summary
Investments
Financial Statements
Fidelity Freedom® Index 2045 Fund
Investment Summary
Investments
Financial Statements
Fidelity Freedom® Index 2050 Fund
Investment Summary
Investments
Financial Statements
Fidelity Freedom® Index 2055 Fund
Investment Summary
Investments
Financial Statements
Fidelity Freedom® Index 2060 Fund
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 (plan accounts and Institutional Premium Class) or 1-800-544-8544 (all other accounts) to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity Freedom® Index Income Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2017	Past 1 year	Past 5 years	Life of fundA
Investor Class	4.02%	2.93%	3.69%
Institutional Premium Class	4.00%	2.93%	3.69%

 A From October 2, 2009

 The initial offering of Institutional Premium Class took place on June 24, 2015. Returns prior to June 24, 2015 are those of Investor Class, the original class of the fund.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® Index Income Fund - Investor Class on October 2, 2009, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$13,121	Fidelity Freedom® Index Income Fund - Investor Class
$12,929	Bloomberg Barclays U.S. Aggregate Bond Index

Effective August 24, 2016, all Barclays benchmark indices were co-branded as the Bloomberg Barclays Indices for a period of five years.

Fidelity Freedom® Index 2005 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2017	Past 1 year	Past 5 years	Life of fundA
Investor Class	5.84%	4.12%	5.35%
Institutional Premium Class	5.90%	4.14%	5.36%

 A From October 2, 2009

 The initial offering of Institutional Premium Class took place on June 24, 2015. Returns prior to June 24, 2015 are those of Investor Class, the original class of the fund.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® Index 2005 Fund - Investor Class on October 2, 2009, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$14,782	Fidelity Freedom® Index 2005 Fund - Investor Class
$12,929	Bloomberg Barclays U.S. Aggregate Bond Index

Effective August 24, 2016, all Barclays benchmark indices were co-branded as the Bloomberg Barclays Indices for a period of five years.

Fidelity Freedom® Index 2010 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2017	Past 1 year	Past 5 years	Life of fundA
Investor Class	7.24%	5.10%	6.35%
Institutional Premium Class	7.39%	5.14%	6.38%

 A From October 2, 2009

 The initial offering of Institutional Premium Class took place on June 24, 2015. Returns prior to June 24, 2015 are those of Investor Class, the original class of the fund.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® Index 2010 Fund - Investor Class on October 2, 2009, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$15,868	Fidelity Freedom® Index 2010 Fund - Investor Class
$12,929	Bloomberg Barclays U.S. Aggregate Bond Index

Effective August 24, 2016, all Barclays benchmark indices were co-branded as the Bloomberg Barclays Indices for a period of five years.

Fidelity Freedom® Index 2015 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2017	Past 1 year	Past 5 years	Life of fundA
Investor Class	8.71%	5.58%	6.74%
Institutional Premium Class	8.79%	5.59%	6.74%

 A From October 2, 2009

 The initial offering of Institutional Premium Class took place on June 24, 2015. Returns prior to June 24, 2015 are those of Investor Class, the original class of the fund.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® Index 2015 Fund - Investor Class on October 2, 2009, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$16,304	Fidelity Freedom® Index 2015 Fund - Investor Class
$27,002	S&P 500® Index

Fidelity Freedom® Index 2020 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2017	Past 1 year	Past 5 years	Life of fundA
Investor Class	9.68%	6.01%	7.35%
Institutional Premium Class	9.75%	6.04%	7.37%

 A From October 2, 2009

 The initial offering of Institutional Premium Class took place on June 24, 2015. Returns prior to June 24, 2015 are those of Investor Class, the original class of the fund.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® Index 2020 Fund - Investor Class on October 2, 2009, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$17,026	Fidelity Freedom® Index 2020 Fund - Investor Class
$27,002	S&P 500® Index

Fidelity Freedom® Index 2025 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2017	Past 1 year	Past 5 years	Life of fundA
Investor Class	10.67%	6.88%	8.17%
Institutional Premium Class	10.74%	6.91%	8.18%

 A From October 2, 2009

 The initial offering of Institutional Premium Class took place on June 24, 2015. Returns prior to June 24, 2015 are those of Investor Class, the original class of the fund.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® Index 2025 Fund - Investor Class on October 2, 2009, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$18,015	Fidelity Freedom® Index 2025 Fund - Investor Class
$27,002	S&P 500® Index

Fidelity Freedom® Index 2030 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2017	Past 1 year	Past 5 years	Life of fundA
Investor Class	13.07%	7.53%	8.70%
Institutional Premium Class	13.13%	7.56%	8.72%

 A From October 2, 2009

 The initial offering of Institutional Premium Class took place on June 24, 2015. Returns prior to June 24, 2015 are those of Investor Class, the original class of the fund.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® Index 2030 Fund - Investor Class on October 2, 2009, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$18,694	Fidelity Freedom® Index 2030 Fund - Investor Class
$27,002	S&P 500® Index

Fidelity Freedom® Index 2035 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2017	Past 1 year	Past 5 years	Life of fundA
Investor Class	14.81%	8.24%	9.30%
Institutional Premium Class	14.87%	8.27%	9.33%

 A From October 2, 2009

 The initial offering of Institutional Premium Class took place on June 24, 2015. Returns prior to June 24, 2015 are those of Investor Class, the original class of the fund.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® Index 2035 Fund - Investor Class on October 2, 2009, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$19,485	Fidelity Freedom® Index 2035 Fund - Investor Class
$27,002	S&P 500® Index

Fidelity Freedom® Index 2040 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2017	Past 1 year	Past 5 years	Life of fundA
Investor Class	14.90%	8.32%	9.39%
Institutional Premium Class	14.90%	8.33%	9.40%

 A From October 2, 2009

 The initial offering of Institutional Premium Class took place on June 24, 2015. Returns prior to June 24, 2015 are those of Investor Class, the original class of the fund.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® Index 2040 Fund - Investor Class on October 2, 2009, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$19,605	Fidelity Freedom® Index 2040 Fund - Investor Class
$27,002	S&P 500® Index

Fidelity Freedom® Index 2045 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2017	Past 1 year	Past 5 years	Life of fundA
Investor Class	14.87%	8.41%	9.48%
Institutional Premium Class	14.94%	8.44%	9.50%

 A From October 2, 2009

 The initial offering of Institutional Premium Class took place on June 24, 2015. Returns prior to June 24, 2015 are those of Investor Class, the original class of the fund.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® Index 2045 Fund - Investor Class on October 2, 2009, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$19,724	Fidelity Freedom® Index 2045 Fund - Investor Class
$27,002	S&P 500® Index

Fidelity Freedom® Index 2050 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2017	Past 1 year	Past 5 years	Life of fundA
Investor Class	14.82%	8.42%	9.54%
Institutional Premium Class	14.88%	8.45%	9.56%

 A From October 2, 2009

 The initial offering of Institutional Premium Class took place on June 24, 2015. Returns prior to June 24, 2015 are those of Investor Class, the original class of the fund.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® Index 2050 Fund - Investor Class on October 2, 2009, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$19,803	Fidelity Freedom® Index 2050 Fund - Investor Class
$27,002	S&P 500® Index

Fidelity Freedom® Index 2055 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2017	Past 1 year	Past 5 years	Life of fundA
Investor Class	14.90%	8.60%	7.62%
Institutional Premium Class	14.98%	8.63%	7.64%

 A From June 1, 2011

 The initial offering of Institutional Premium Class took place on June 24, 2015. Returns prior to June 24, 2015 are those of Investor Class, the original class of the fund.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® Index 2055 Fund - Investor Class on June 1, 2011, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$15,350	Fidelity Freedom® Index 2055 Fund - Investor Class
$20,369	S&P 500® Index

Fidelity Freedom® Index 2060 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2017	Past 1 year	Life of fundA
Investor Class	14.80%	6.05%
Institutional Premium Class	14.93%	6.11%

 A From August 5, 2014

 The initial offering of Institutional Premium Class took place on June 24, 2015. Returns prior to June 24, 2015 are those of Investor Class, the original class of the fund.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® Index 2060 Fund - Investor Class on August 5, 2014, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$11,688	Fidelity Freedom® Index 2060 Fund - Investor Class
$13,024	S&P 500® Index

Management's Discussion of Fund Performance

Market Recap:  Despite bouts of volatility, the MSCI ACWI (All Country World Index) Index of global equities gained 15.52% for the year ending March 31, 2017, surging from November onward on renewed optimism for economic growth before leveling off in March. Earlier on, sentiment had been bolstered by U.S. economic strength, a global rally in energy and other stimuli that helped establish the uptrend. Markets tumbled briefly after Brexit – the U.K.’s June vote to exit the European Union. Later, in response to President Trump’s surprise victory in November, U.S. stocks hit a series of all-time highs on expectations for reflation and fiscal stimulus. Non-U.S. markets responded similarly.

Globally, small-cap stocks bested large-caps, although this trend was reversed for the first quarter of 2017. Similarly, value- outperformed growth-oriented stocks across all market capitalizations for the full year, despite a first-quarter 2017 reversal. Regionally within the MSCI ACWI, emerging markets (+18%) and Canada (+16%) benefited from rising commodity prices. The U.S. (+17%) also outperformed, as noted. Japan (+15%) lagged the rest of the Asia Pacific group (+18%). Meanwhile, Europe (+12%) and the U.K. (+6%) battled Brexit stress for much of the year.

Among sectors, materials (+26%) was helped by promises of increased U.S. infrastructure spending plus a cyclical rebound in commodity prices that also buoyed industrials (+16%) and energy (+16%). Financials (+26%) rode an uptick in interest rates and a late rally in banks. Similarly, technology (+25%) rose on expectations of higher enterprise IT spending. Conversely, telecom services (+1%), consumer staples (+5%) and utilities (+5%) lagged as an improved backdrop for riskier assets curbed demand for dividend-rich sectors; real estate (+4%) faced the additional concern of potential future interest rate hikes. Health care (+9%) was hampered by political and regulatory uncertainty.

Comments from Co-Managers Andrew Dierdorf and Brett Sumsion:  For the 12 months ending March 31, 2017, each Fund posted a gain. Results moved along a spectrum, with the more conservative Fidelity Freedom Index Income Fund rising 4% and longer-dated, more aggressive Funds – beginning with Fidelity Freedom Index 2035 Fund – advancing about 15%. (For specific Fund results, please refer to the performance section of this report.) Fidelity® Total Market Index Fund Class F, with its broad exposure to U.S. equities, gained 18%. U.S. stock indexes generally outperformed their non-U.S. counterparts for the full year, although the trend reversed late in the period. Fidelity® Series Global ex U.S. Index Fund returned about 14% for the 12 months; Fidelity Series Commodity Strategy Fund Class F, about 8%. Fidelity U.S. Bond Index Fund Class F, which tracks interest rate sensitive U.S. investment-grade bonds, delivered a flattish result this period, while Fidelity Series Inflation-Protected Bond Index Fund Class F, responding to increased inflation expectations, gained about 1%.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity Freedom® Index Income Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity U.S. Bond Index Fund Class F	40.1	40.1
Fidelity Series Government Money Market Fund Class F 0.58%	30.0	30.0
Fidelity Total Market Index Fund Class F	15.7	15.7
Fidelity Series Global ex U.S. Index Fund	7.2	7.2
Fidelity Series Inflation-Protected Bond Index Fund Class F	6.0	6.0
Fidelity Series Commodity Strategy Fund Class F	1.0	1.0
	100.0	100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	15.7%
Commodity Funds	1.0%
International Equity Funds	7.2%
Bond Funds	40.1%
Inflation-Protected Bond Funds	6.0%
Short-Term Funds	30.0%

Six months ago
Domestic Equity Funds	15.7%
Commodity Funds	1.0%
International Equity Funds	7.2%
Bond Funds	40.1%
Inflation-Protected Bond Funds	6.0%
Short-Term Funds	30.0%

Fidelity Freedom® Index Income Fund

Investments March 31, 2017

Showing Percentage of Net Assets

Domestic Equity Funds - 15.7%
	Shares	Value
Fidelity Total Market Index Fund Class F (a)
(Cost $24,330,492)	606,844	41,423,197

Commodity Funds - 1.0%
Fidelity Series Commodity Strategy Fund Class F (a)(b)
(Cost $3,695,410)	514,446	2,752,283

International Equity Funds - 7.2%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $17,380,669)	1,655,700	19,106,776

Bond Funds - 40.1%
Fidelity U.S. Bond Index Fund Class F (a)
(Cost $106,233,063)	9,213,185	106,135,888

Inflation-Protected Bond Funds - 6.0%
Fidelity Series Inflation-Protected Bond Index Fund Class F (a)
(Cost $16,717,183)	1,599,581	15,819,860

Short-Term Funds - 30.0%
Fidelity Series Government Money Market Fund Class F 0.58% (a)(c)
(Cost $79,187,366)	79,187,366	79,187,366
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $247,544,183)		264,425,370
NET OTHER ASSETS (LIABILITIES) - 0.0%		(11,849)
NET ASSETS - 100%		$264,413,521

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Investments Money Market Portfolio Class F	$74,654,882	$2,279,540	$76,934,422	$38,739	$--
Fidelity Series Commodity Strategy Fund Class F	2,686,206	609,174	776,238	--	2,752,283
Fidelity Series Global ex U.S. Index Fund	17,936,908	4,460,093	5,219,776	471,024	19,106,776
Fidelity Series Government Money Market Fund	--	4,100,111	4,100,111	72	--
Fidelity Series Government Money Market Fund Class F 0.58%	--	92,656,694	13,469,328	224,909	79,187,366
Fidelity Series Inflation-Protected Bond Index Fund Class F	14,859,669	3,695,212	2,720,636	24,903	15,819,860
Fidelity Total Market Index Fund Class F	39,146,637	9,459,121	13,115,585	757,820	41,423,197
Fidelity U.S. Bond Index Fund Class F	100,073,079	26,888,481	18,448,445	2,562,423	106,135,888
Total	$249,357,381	$144,148,426	$134,784,541	$4,079,890	$264,425,370

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index Income Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2017
Assets
Investment in securities, at value (cost $247,544,183) — See accompanying schedule		$264,425,370
Cash		1
Receivable for investments sold		46,330
Receivable for fund shares sold		7,369,956
Receivable from affiliate for expense reductions		14,413
Total assets		271,856,070
Liabilities
Payable for investments purchased	$6,253,816
Payable for fund shares redeemed	1,162,469
Transfer agent fees payable	26,264
Total liabilities		7,442,549
Net Assets		$264,413,521
Net Assets consist of:
Paid in capital		$247,684,009
Undistributed net investment income		303,716
Accumulated undistributed net realized gain (loss) on investments		(455,391)
Net unrealized appreciation (depreciation) on investments		16,881,187
Net Assets		$264,413,521
Investor Class:
Net Asset Value, offering price and redemption price per share ($118,421,012 ÷ 10,183,970 shares)		$11.63
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($145,992,509 ÷ 12,570,630 shares)		$11.61

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2017
Investment Income
Income distributions from underlying funds		$4,079,890
Expenses
Transfer agent fees	$309,703
Independent trustees' fees and expenses	1,127
Total expenses before reductions	310,830
Expense reductions	(169,392)	141,438
Net investment income (loss)		3,938,452
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	405,736
Capital gain distributions from underlying funds	489,682
Total net realized gain (loss)		895,418
Change in net unrealized appreciation (depreciation) on investment securities		5,298,757
Net gain (loss)		6,194,175
Net increase (decrease) in net assets resulting from operations		$10,132,627

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2017	Year ended March 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,938,452	$3,748,403
Net realized gain (loss)	895,418	(155,797)
Change in net unrealized appreciation (depreciation)	5,298,757	(3,540,802)
Net increase (decrease) in net assets resulting from operations	10,132,627	51,804
Distributions to shareholders from net investment income	(3,908,761)	(3,586,304)
Distributions to shareholders from net realized gain	(290,658)	(178,836)
Total distributions	(4,199,419)	(3,765,140)
Share transactions - net increase (decrease)	9,134,533	8,798,766
Total increase (decrease) in net assets	15,067,741	5,085,430
Net Assets
Beginning of period	249,345,780	244,260,350
End of period	$264,413,521	$249,345,780
Other Information
Undistributed net investment income end of period	$303,716	$274,024

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Freedom Index Income Fund Investor Class

Years ended March 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$11.36	$11.52	$11.32	$11.13	$10.89
Income from Investment Operations
Net investment income (loss)A	.17	.16	.17	.13	.12
Net realized and unrealized gain (loss)	.28	(.15)	.26	.20	.29
Total from investment operations	.45	.01	.43	.33	.41
Distributions from net investment income	(.17)	(.16)	(.16)	(.12)	(.11)
Distributions from net realized gain	(.01)	(.01)	(.07)	(.02)	(.05)
Total distributions	(.18)	(.17)	(.23)	(.14)	(.17)B
Net asset value, end of period	$11.63	$11.36	$11.52	$11.32	$11.13
Total ReturnC	4.02%	.10%	3.83%	2.98%	3.75%
Ratios to Average Net AssetsD,E
Expenses before reductions	.15%	.15%	.15%	.15%	.15%
Expenses net of fee waivers, if any	.08%	.07%	.08%	.08%	.10%
Expenses net of all reductions	.08%	.07%	.08%	.08%	.10%
Net investment income (loss)	1.48%	1.39%	1.49%	1.20%	1.06%
Supplemental Data
Net assets, end of period (000 omitted)	$118,421	$140,481	$244,260	$164,926	$132,753
Portfolio turnover rateE	52%	22%	20%F	43%	19%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.17 per share is comprised of distributions from net investment income of $.112 and distributions from net realized gain of $.053 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Amount does not include the portfolio activity of any Underlying Funds.

 F The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Freedom Index Income Fund Institutional Premium Class

Years ended March 31,	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$11.35	$11.48
Income from Investment Operations
Net investment income (loss)B	.18	.18
Net realized and unrealized gain (loss)	.27	(.15)
Total from investment operations	.45	.03
Distributions from net investment income	(.18)	(.15)
Distributions from net realized gain	(.01)	(.01)
Total distributions	(.19)	(.16)
Net asset value, end of period	$11.61	$11.35
Total ReturnC,D	4.00%	.26%
Ratios to Average Net AssetsE,F
Expenses before reductions	.09%	.05%G
Expenses net of fee waivers, if any	.03%	.01%G
Expenses net of all reductions	.03%	.01%G
Net investment income (loss)	1.54%	2.12%G
Supplemental Data
Net assets, end of period (000 omitted)	$145,993	$108,865
Portfolio turnover rateF	52%	22%

 A For the period June 24, 2015 (commencement of sale of shares) to March 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any Underlying Funds.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2005 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity U.S. Bond Index Fund Class F	37.3	37.0
Fidelity Total Market Index Fund Class F	23.3	23.9
Fidelity Series Government Money Market Fund Class F 0.58%	23.0	22.4
Fidelity Series Global ex U.S. Index Fund	10.5	10.7
Fidelity Series Inflation-Protected Bond Index Fund Class F	4.9	4.9
Fidelity Series Commodity Strategy Fund Class F	1.0	1.1
	100.0	100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	23.3%
Commodity Funds	1.0%
International Equity Funds	10.5%
Bond Funds	37.3%
Inflation-Protected Bond Funds	4.9%
Short-Term Funds	23.0%

Six months ago
Domestic Equity Funds	23.9%
Commodity Funds	1.1%
International Equity Funds	10.7%
Bond Funds	37.0%
Inflation-Protected Bond Funds	4.9%
Short-Term Funds	22.4%

Fidelity Freedom® Index 2005 Fund

Investments March 31, 2017

Showing Percentage of Net Assets

Domestic Equity Funds - 23.3%
	Shares	Value
Fidelity Total Market Index Fund Class F (a)
(Cost $12,218,267)	309,773	21,145,117

Commodity Funds - 1.0%
Fidelity Series Commodity Strategy Fund Class F (a)(b)
(Cost $1,206,684)	173,651	929,033

International Equity Funds - 10.5%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $8,789,041)	824,387	9,513,421

Bond Funds - 37.3%
Fidelity U.S. Bond Index Fund Class F (a)
(Cost $33,943,611)	2,941,408	33,885,024

Inflation-Protected Bond Funds - 4.9%
Fidelity Series Inflation-Protected Bond Index Fund Class F (a)
(Cost $4,669,814)	451,139	4,461,766

Short-Term Funds - 23.0%
Fidelity Series Government Money Market Fund Class F 0.58% (a)(c)
(Cost $20,830,178)	20,830,178	20,830,178
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $81,657,595)		90,764,539
NET OTHER ASSETS (LIABILITIES) - 0.0%		(4,816)
NET ASSETS - 100%		$90,759,723

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Investments Money Market Portfolio Class F	$17,442,500	$888,940	$18,331,440	$9,102	$--
Fidelity Series Commodity Strategy Fund Class F	853,689	298,258	296,876	--	929,033
Fidelity Series Global ex U.S. Index Fund	8,738,127	3,432,524	3,636,485	231,508	9,513,421
Fidelity Series Government Money Market Fund	--	974,265	974,265	17	--
Fidelity Series Government Money Market Fund Class F 0.58%	--	25,283,681	4,453,501	57,189	20,830,178
Fidelity Series Inflation-Protected Bond Index Fund Class F	3,778,796	1,675,705	989,033	6,566	4,461,766
Fidelity Total Market Index Fund Class F	19,519,820	7,095,302	8,500,683	378,328	21,145,117
Fidelity U.S. Bond Index Fund Class F	29,370,920	13,007,190	7,751,109	788,994	33,885,024
Total	$79,703,852	$52,655,865	$44,933,392	$1,471,704	$90,764,539

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2005 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2017
Assets
Investment in securities, at value (cost $81,657,595) — See accompanying schedule		$90,764,539
Cash		2
Receivable for investments sold		267,452
Receivable for fund shares sold		237,613
Receivable from affiliate for expense reductions		4,487
Total assets		91,274,093
Liabilities
Payable for investments purchased	$342,674
Payable for fund shares redeemed	162,203
Transfer agent fees payable	9,493
Total liabilities		514,370
Net Assets		$90,759,723
Net Assets consist of:
Paid in capital		$81,580,777
Undistributed net investment income		219,460
Accumulated undistributed net realized gain (loss) on investments		(147,458)
Net unrealized appreciation (depreciation) on investments		9,106,944
Net Assets		$90,759,723
Investor Class:
Net Asset Value, offering price and redemption price per share ($43,767,239 ÷ 3,382,126 shares)		$12.94
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($46,992,484 ÷ 3,631,399 shares)		$12.94

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2017
Investment Income
Income distributions from underlying funds		$1,471,704
Expenses
Transfer agent fees	$106,789
Independent trustees' fees and expenses	372
Total expenses before reductions	107,161
Expense reductions	(51,214)	55,947
Net investment income (loss)		1,415,757
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	206,132
Capital gain distributions from underlying funds	194,344
Total net realized gain (loss)		400,476
Change in net unrealized appreciation (depreciation) on investment securities		3,132,121
Net gain (loss)		3,532,597
Net increase (decrease) in net assets resulting from operations		$4,948,354

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2017	Year ended March 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,415,757	$1,278,400
Net realized gain (loss)	400,476	39,809
Change in net unrealized appreciation (depreciation)	3,132,121	(1,569,090)
Net increase (decrease) in net assets resulting from operations	4,948,354	(250,881)
Distributions to shareholders from net investment income	(1,380,616)	(1,242,872)
Distributions to shareholders from net realized gain	(217,176)	(24,533)
Total distributions	(1,597,792)	(1,267,405)
Share transactions - net increase (decrease)	7,709,308	6,702,183
Total increase (decrease) in net assets	11,059,870	5,183,897
Net Assets
Beginning of period	79,699,853	74,515,956
End of period	$90,759,723	$79,699,853
Other Information
Undistributed net investment income end of period	$219,460	$184,320

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Freedom Index 2005 Fund Investor Class

Years ended March 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$12.45	$12.71	$12.50	$11.91	$11.50
Income from Investment Operations
Net investment income (loss)A	.20	.20	.21	.16	.14
Net realized and unrealized gain (loss)	.52	(.25)	.39	.46	.45
Total from investment operations	.72	(.05)	.60	.62	.59
Distributions from net investment income	(.20)	(.20)	(.33)	(.01)	(.14)
Distributions from net realized gain	(.03)	–B	(.06)	(.02)	(.04)
Total distributions	(.23)	(.21)C	(.39)	(.03)	(.18)
Net asset value, end of period	$12.94	$12.45	$12.71	$12.50	$11.91
Total ReturnD	5.84%	(.40)%	4.87%	5.25%	5.17%
Ratios to Average Net AssetsE,F
Expenses before reductions	.15%	.15%	.15%	.15%	.15%
Expenses net of fee waivers, if any	.09%	.07%	.08%	.08%	.09%
Expenses net of all reductions	.09%	.07%	.08%	.08%	.09%
Net investment income (loss)	1.60%	1.58%	1.65%	1.29%	1.22%
Supplemental Data
Net assets, end of period (000 omitted)	$43,767	$50,790	$74,516	$66,401	$62,983
Portfolio turnover rateF	52%	28%	22%	49%	23%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.21 per share is comprised of distributions from net investment income of $.203 and distributions from net realized gain of $.004 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Freedom Index 2005 Fund Institutional Premium Class

Years ended March 31,	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$12.45	$12.73
Income from Investment Operations
Net investment income (loss)B	.21	.21
Net realized and unrealized gain (loss)	.52	(.30)
Total from investment operations	.73	(.09)
Distributions from net investment income	(.21)	(.18)
Distributions from net realized gain	(.03)	–C
Total distributions	(.24)	(.19)D
Net asset value, end of period	$12.94	$12.45
Total ReturnE,F	5.90%	(.73)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.09%	.05%I
Expenses net of fee waivers, if any	.03%	.01%I
Expenses net of all reductions	.03%	.01%I
Net investment income (loss)	1.66%	2.28%I
Supplemental Data
Net assets, end of period (000 omitted)	$46,992	$28,910
Portfolio turnover rateH	52%	28%

 A For the period June 24, 2015 (commencement of sale of shares) to March 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions of $.19 per share is comprised of distributions from net investment income of $.181 and distributions from net realized gain of $.004 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any Underlying Funds.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2010 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity U.S. Bond Index Fund Class F	34.7	34.4
Fidelity Total Market Index Fund Class F	29.4	30.1
Fidelity Series Government Money Market Fund Class F 0.58%	17.6	17.1
Fidelity Series Global ex U.S. Index Fund	13.1	13.3
Fidelity Series Inflation-Protected Bond Index Fund Class F	4.1	4.0
Fidelity Series Commodity Strategy Fund Class F	1.1	1.1
	100.0	100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	29.4%
Commodity Funds	1.1%
International Equity Funds	13.1%
Bond Funds	34.7%
Inflation-Protected Bond Funds	4.1%
Short-Term Funds	17.6%

Six months ago
Domestic Equity Funds	30.1%
Commodity Funds	1.1%
International Equity Funds	13.3%
Bond Funds	34.4%
Inflation-Protected Bond Funds	4.0%
Short-Term Funds	17.1%

Fidelity Freedom® Index 2010 Fund

Investments March 31, 2017

Showing Percentage of Net Assets

Domestic Equity Funds - 29.4%
	Shares	Value
Fidelity Total Market Index Fund Class F (a)
(Cost $76,597,255)	2,116,160	144,449,086

Commodity Funds - 1.1%
Fidelity Series Commodity Strategy Fund Class F (a)(b)
(Cost $6,863,519)	976,197	5,222,656

International Equity Funds - 13.1%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $57,949,737)	5,593,960	64,554,301

Bond Funds - 34.7%
Fidelity U.S. Bond Index Fund Class F (a)
(Cost $170,619,530)	14,807,721	170,584,949

Inflation-Protected Bond Funds - 4.1%
Fidelity Series Inflation-Protected Bond Index Fund Class F (a)
(Cost $20,945,870)	2,044,919	20,224,246

Short-Term Funds - 17.6%
Fidelity Series Government Money Market Fund Class F 0.58% (a)(c)
(Cost $86,433,301)	86,433,301	86,433,301
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $419,409,212)		491,468,539
NET OTHER ASSETS (LIABILITIES) - 0.0%		(27,910)
NET ASSETS - 100%		$491,440,629

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Investments Money Market Portfolio Class F	$73,915,755	$1,797,235	$75,712,990	$38,118	$--
Fidelity Series Commodity Strategy Fund Class F	5,065,057	863,200	1,137,002	--	5,222,656
Fidelity Series Global ex U.S. Index Fund	60,961,031	12,819,336	15,721,229	1,558,914	64,554,301
Fidelity Government Series Money Market Fund	--	4,021,163	4,021,163	71	--
Fidelity Series Government Money Market Fund Class F 0.58%	--	95,766,023	9,332,723	231,604	86,433,301
Fidelity Series Inflation-Protected Bond Index Fund Class F	17,478,966	5,140,186	2,386,458	29,411	20,224,246
Fidelity Total Market Index Fund Class F	137,200,248	25,826,319	38,779,044	2,581,710	144,449,086
Fidelity U.S. Bond Index Fund Class F	152,976,872	42,933,544	21,799,117	3,921,676	170,584,949
Total	$447,597,929	$189,167,006	$168,889,726	$8,361,504	$491,468,539

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2010 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2017
Assets
Investment in securities, at value (cost $419,409,212) — See accompanying schedule		$491,468,539
Cash		2
Receivable for investments sold		733,344
Receivable for fund shares sold		7,360,380
Receivable from affiliate for expense reductions		21,208
Total assets		499,583,473
Liabilities
Payable for investments purchased	$7,016,055
Payable for fund shares redeemed	1,078,219
Transfer agent fees payable	48,570
Total liabilities		8,142,844
Net Assets		$491,440,629
Net Assets consist of:
Paid in capital		$416,404,298
Undistributed net investment income		1,047,386
Accumulated undistributed net realized gain (loss) on investments		1,929,618
Net unrealized appreciation (depreciation) on investments		72,059,327
Net Assets		$491,440,629
Investor Class:
Net Asset Value, offering price and redemption price per share ($205,267,327 ÷ 14,956,276 shares)		$13.72
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($286,173,302 ÷ 20,850,375 shares)		$13.73

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2017
Investment Income
Income distributions from underlying funds		$8,361,504
Expenses
Transfer agent fees	$537,292
Independent trustees' fees and expenses	2,000
Total expenses before reductions	539,292
Expense reductions	(245,614)	293,678
Net investment income (loss)		8,067,826
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	3,817,299
Capital gain distributions from underlying funds	1,189,416
Total net realized gain (loss)		5,006,715
Change in net unrealized appreciation (depreciation) on investment securities		19,776,365
Net gain (loss)		24,783,080
Net increase (decrease) in net assets resulting from operations		$32,850,906

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2017	Year ended March 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,067,826	$8,029,523
Net realized gain (loss)	5,006,715	872,879
Change in net unrealized appreciation (depreciation)	19,776,365	(13,115,219)
Net increase (decrease) in net assets resulting from operations	32,850,906	(4,212,817)
Distributions to shareholders from net investment income	(7,898,563)	(8,001,626)
Distributions to shareholders from net realized gain	(841,366)	(137,366)
Total distributions	(8,739,929)	(8,138,992)
Share transactions - net increase (decrease)	19,751,057	(20,930,590)
Total increase (decrease) in net assets	43,862,034	(33,282,399)
Net Assets
Beginning of period	447,578,595	480,860,994
End of period	$491,440,629	$447,578,595
Other Information
Undistributed net investment income end of period	$1,047,386	$878,122

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Freedom Index 2010 Fund Investor Class

Years ended March 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$13.03	$13.36	$13.08	$12.27	$11.71
Income from Investment Operations
Net investment income (loss)A	.23	.20	.23	.18	.18
Net realized and unrealized gain (loss)	.71	(.30)	.46	.68	.61
Total from investment operations	.94	(.10)	.69	.86	.79
Distributions from net investment income	(.22)	(.23)	(.35)	(.02)	(.17)
Distributions from net realized gainB	(.02)	–C	(.05)	(.04)	(.06)
Total distributions	(.25)D	(.23)	(.41)B	(.05)E	(.23)
Net asset value, end of period	$13.72	$13.03	$13.36	$13.08	$12.27
Total ReturnF	7.24%	(.72)%	5.36%	7.05%	6.80%
Ratios to Average Net AssetsG,H
Expenses before reductions	.15%	.15%	.15%	.15%	.15%
Expenses net of fee waivers, if any	.09%	.08%	.08%	.09%	.10%
Expenses net of all reductions	.09%	.08%	.08%	.09%	.10%
Net investment income (loss)	1.70%	1.52%	1.72%	1.45%	1.54%
Supplemental Data
Net assets, end of period (000 omitted)	$205,267	$232,187	$480,861	$430,767	$364,853
Portfolio turnover rateH	36%	22%	23%	39%	21%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.41 per share is comprised of distributions from net investment income of $.353 and distributions from net realized gain of $.055 per share.

 C Amount represents less than $.005 per share.

 D Total distributions of $.25 per share is comprised of distributions from net investment income of $.221 and distributions from net realized gain of $.024 per share.

 E Total distributions of $.05 per share is comprised of distributions from net investment income of $.017 and distributions from net realized gain of $.035 per share.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Freedom Index 2010 Fund Institutional Premium Class

Years ended March 31,	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$13.03	$13.43
Income from Investment Operations
Net investment income (loss)B	.24	.27
Net realized and unrealized gain (loss)	.71	(.46)
Total from investment operations	.95	(.19)
Distributions from net investment income	(.23)	(.21)
Distributions from net realized gain	(.02)	–C
Total distributions	(.25)	(.21)
Net asset value, end of period	$13.73	$13.03
Total ReturnD,E	7.39%	(1.39)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.09%	.05%H
Expenses net of fee waivers, if any	.04%	.02%H
Expenses net of all reductions	.04%	.02%H
Net investment income (loss)	1.75%	2.81%H
Supplemental Data
Net assets, end of period (000 omitted)	$286,173	$215,392
Portfolio turnover rateG	36%	22%

 A For the period June 24, 2015 (commencement of sale of shares) to March 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns for periods of less than one year are not annualized.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2015 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Total Market Index Fund Class F	35.6	36.3
Fidelity U.S. Bond Index Fund Class F	31.9	31.6
Fidelity Series Global ex U.S. Index Fund	15.9	16.0
Fidelity Series Government Money Market Fund Class F 0.58%	12.2	11.7
Fidelity Series Inflation-Protected Bond Index Fund Class F	3.3	3.2
Fidelity Series Commodity Strategy Fund Class F	1.1	1.2
	100.0	100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	35.6%
Commodity Funds	1.1%
International Equity Funds	15.9%
Bond Funds	31.9%
Inflation-Protected Bond Funds	3.3%
Short-Term Funds	12.2%

Six months ago
Domestic Equity Funds	36.3%
Commodity Funds	1.2%
International Equity Funds	16.0%
Bond Funds	31.6%
Inflation-Protected Bond Funds	3.2%
Short-Term Funds	11.7%

Fidelity Freedom® Index 2015 Fund

Investments March 31, 2017

Showing Percentage of Net Assets

Domestic Equity Funds - 35.6%
	Shares	Value
Fidelity Total Market Index Fund Class F (a)
(Cost $213,351,803)	5,407,903	369,143,478

Commodity Funds - 1.1%
Fidelity Series Commodity Strategy Fund Class F (a)(b)
(Cost $15,457,174)	2,197,334	11,755,739

International Equity Funds - 15.9%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $150,994,640)	14,238,691	164,314,491

Bond Funds - 31.9%
Fidelity U.S. Bond Index Fund Class F (a)
(Cost $332,623,817)	28,730,959	330,980,643

Inflation-Protected Bond Funds - 3.3%
Fidelity Series Inflation-Protected Bond Index Fund Class F (a)
(Cost $35,692,555)	3,467,199	34,290,595

Short-Term Funds - 12.2%
Fidelity Series Government Money Market Fund Class F 0.58% (a)(c)
(Cost $126,794,469)	126,794,469	126,794,469
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $874,914,458)		1,037,279,415
NET OTHER ASSETS (LIABILITIES) - 0.0%		(71,498)
NET ASSETS - 100%		$1,037,207,917

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Investments Money Market Portfolio Class F	$102,954,321	$2,324,173	$105,278,495	$53,032	$--
Fidelity Series Commodity Strategy Fund Class F	10,437,138	2,052,362	1,599,056	--	11,755,739
Fidelity Series Global ex U.S. Index Fund	147,341,830	36,294,226	35,568,780	3,885,572	164,314,491
Fidelity Series Government Money Market Fund	--	5,604,306	5,604,306	99	--
Fidelity Series Government Money Market Fund Class F 0.58%	--	136,143,122	9,348,651	329,356	126,794,469
Fidelity Series Inflation-Protected Bond Index Fund Class F	28,391,365	9,091,906	3,184,685	48,013	34,290,595
Fidelity Total Market Index Fund Class F	333,289,359	66,670,784	80,719,064	6,428,709	369,143,478
Fidelity U.S. Bond Index Fund Class F	285,756,519	85,209,705	33,469,636	7,397,702	330,980,643
Total	$908,170,532	$343,390,584	$274,772,673	$18,142,483	$1,037,279,415

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2015 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2017
Assets
Investment in securities, at value (cost $874,914,458) — See accompanying schedule		$1,037,279,415
Cash		2
Receivable for investments sold		4,119,790
Receivable for fund shares sold		2,354,366
Receivable from affiliate for expense reductions		40,016
Total assets		1,043,793,589
Liabilities
Payable for investments purchased	$3,268,409
Payable for fund shares redeemed	3,210,840
Transfer agent fees payable	106,423
Total liabilities		6,585,672
Net Assets		$1,037,207,917
Net Assets consist of:
Paid in capital		$876,118,303
Undistributed net investment income		1,753,092
Accumulated undistributed net realized gain (loss) on investments		(3,028,435)
Net unrealized appreciation (depreciation) on investments		162,364,957
Net Assets		$1,037,207,917
Investor Class:
Net Asset Value, offering price and redemption price per share ($516,455,643 ÷ 36,601,825 shares)		$14.11
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($520,752,274 ÷ 36,924,004 shares)		$14.10

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2017
Investment Income
Income distributions from underlying funds		$18,142,483
Expenses
Transfer agent fees	$1,163,088
Independent trustees' fees and expenses	4,090
Total expenses before reductions	1,167,178
Expense reductions	(473,436)	693,742
Net investment income (loss)		17,448,741
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	2,995,181
Capital gain distributions from underlying funds	2,727,797
Total net realized gain (loss)		5,722,978
Change in net unrealized appreciation (depreciation) on investment securities		57,498,019
Net gain (loss)		63,220,997
Net increase (decrease) in net assets resulting from operations		$80,669,738

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2017	Year ended March 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$17,448,741	$16,831,583
Net realized gain (loss)	5,722,978	960,037
Change in net unrealized appreciation (depreciation)	57,498,019	(28,731,002)
Net increase (decrease) in net assets resulting from operations	80,669,738	(10,939,382)
Distributions to shareholders from net investment income	(17,117,936)	(16,720,219)
Distributions to shareholders from net realized gain	(847,669)	(202,772)
Total distributions	(17,965,605)	(16,922,991)
Share transactions - net increase (decrease)	66,377,746	25,187,493
Total increase (decrease) in net assets	129,081,879	(2,674,880)
Net Assets
Beginning of period	908,126,038	910,800,918
End of period	$1,037,207,917	$908,126,038
Other Information
Undistributed net investment income end of period	$1,753,092	$1,595,516

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Freedom Index 2015 Fund Investor Class

Years ended March 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$13.22	$13.62	$13.31	$12.39	$11.80
Income from Investment Operations
Net investment income (loss)A	.25	.23	.25	.20	.19
Net realized and unrealized gain (loss)	.89	(.38)	.52	.75	.63
Total from investment operations	1.14	(.15)	.77	.95	.82
Distributions from net investment income	(.24)	(.25)	(.41)	(.02)	(.18)
Distributions from net realized gain	(.01)	–B	(.05)	(.02)	(.05)
Total distributions	(.25)	(.25)	(.46)	(.03)C	(.23)
Net asset value, end of period	$14.11	$13.22	$13.62	$13.31	$12.39
Total ReturnD	8.71%	(1.10)%	5.87%	7.71%	7.02%
Ratios to Average Net AssetsE,F
Expenses before reductions	.15%	.15%	.15%	.15%	.15%
Expenses net of fee waivers, if any	.10%	.08%	.08%	.09%	.10%
Expenses net of all reductions	.10%	.08%	.08%	.09%	.10%
Net investment income (loss)	1.80%	1.70%	1.86%	1.56%	1.58%
Supplemental Data
Net assets, end of period (000 omitted)	$516,456	$577,905	$910,801	$828,722	$672,276
Portfolio turnover rateF	29%	22%	19%	29%	14%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.03 per share is comprised of distributions from net investment income of $.016 and distributions from net realized gain of $.017 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Freedom Index 2015 Fund Institutional Premium Class

Years ended March 31,	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$13.21	$13.72
Income from Investment Operations
Net investment income (loss)B	.25	.28
Net realized and unrealized gain (loss)	.90	(.56)
Total from investment operations	1.15	(.28)
Distributions from net investment income	(.25)	(.23)
Distributions from net realized gain	(.01)	–C
Total distributions	(.26)	(.23)
Net asset value, end of period	$14.10	$13.21
Total ReturnD,E	8.79%	(2.03)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.09%	.05%H
Expenses net of fee waivers, if any	.04%	.02%H
Expenses net of all reductions	.04%	.02%H
Net investment income (loss)	1.85%	2.84%H
Supplemental Data
Net assets, end of period (000 omitted)	$520,752	$330,221
Portfolio turnover rateG	29%	22%

 A For the period June 24, 2015 (commencement of sale of shares) to March 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2020 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Total Market Index Fund Class F	39.8	40.3
Fidelity U.S. Bond Index Fund Class F	30.2	30.0
Fidelity Series Global ex U.S. Index Fund	17.7	17.8
Fidelity Series Government Money Market Fund Class F 0.58%	8.6	8.3
Fidelity Series Inflation-Protected Bond Index Fund Class F	2.5	2.4
Fidelity Series Commodity Strategy Fund Class F	1.2	1.2
	100.0	100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	39.8%
Commodity Funds	1.2%
International Equity Funds	17.7%
Bond Funds	30.2%
Inflation-Protected Bond Funds	2.5%
Short-Term Funds	8.6%

Six months ago
Domestic Equity Funds	40.3%
Commodity Funds	1.2%
International Equity Funds	17.8%
Bond Funds	30.0%
Inflation-Protected Bond Funds	2.4%
Short-Term Funds	8.3%

Fidelity Freedom® Index 2020 Fund

Investments March 31, 2017

Showing Percentage of Net Assets

Domestic Equity Funds - 39.8%
	Shares	Value
Fidelity Total Market Index Fund Class F (a)
(Cost $864,284,281)	19,184,119	1,309,507,950

Commodity Funds - 1.2%
Fidelity Series Commodity Strategy Fund Class F (a)(b)
(Cost $49,216,343)	7,312,841	39,123,698

International Equity Funds - 17.7%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $546,175,532)	50,421,228	581,860,969

Bond Funds - 30.2%
Fidelity U.S. Bond Index Fund Class F (a)
(Cost $1,002,538,292)	86,292,598	994,090,731

Inflation-Protected Bond Funds - 2.5%
Fidelity Series Inflation-Protected Bond Index Fund Class F (a)
(Cost $84,782,201)	8,321,581	82,300,437

Short-Term Funds - 8.6%
Fidelity Series Government Money Market Fund Class F 0.58% (a)(c)
(Cost $283,399,194)	283,399,194	283,399,194
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $2,830,395,843)		3,290,282,979
NET OTHER ASSETS (LIABILITIES) - 0.0%		(207,048)
NET ASSETS - 100%		$3,290,075,931

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Investments Money Market Portfolio Class F	$210,392,054	$5,502,456	$215,894,511	$109,097	$--
Fidelity Series Commodity Strategy Fund Class F	32,340,808	7,950,200	3,890,535	--	39,123,698
Fidelity Series Global ex U.S. Index Fund	477,883,309	133,885,202	85,520,773	13,530,190	581,860,969
Fidelity Series Government Money Market Fund	--	11,519,232	11,519,232	204	--
Fidelity Series Government Money Market Fund Class F 0.58%	--	293,783,082	10,383,888	719,859	283,399,194
Fidelity Series Inflation-Protected Bond Index Fund Class F	61,644,547	24,580,512	3,868,220	108,553	82,300,437
Fidelity Total Market Index Fund Class F	1,082,595,781	250,525,189	194,360,960	22,218,775	1,309,507,950
Fidelity U.S. Bond Index Fund Class F	795,647,004	272,679,852	54,362,274	21,561,995	994,090,731
Total	$2,660,503,503	$1,000,425,725	$579,800,393	$58,248,673	$3,290,282,979

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2020 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2017
Assets
Investment in securities, at value (cost $2,830,395,843) — See accompanying schedule		$3,290,282,979
Receivable for investments sold		10,427,768
Receivable for fund shares sold		19,724,268
Receivable from affiliate for expense reductions		116,605
Total assets		3,320,551,620
Liabilities
Payable for investments purchased	$19,837,498
Payable for fund shares redeemed	10,314,537
Transfer agent fees payable	323,654
Total liabilities		30,475,689
Net Assets		$3,290,075,931
Net Assets consist of:
Paid in capital		$2,842,687,923
Undistributed net investment income		5,612,876
Accumulated undistributed net realized gain (loss) on investments		(18,112,004)
Net unrealized appreciation (depreciation) on investments		459,887,136
Net Assets		$3,290,075,931
Investor Class:
Net Asset Value, offering price and redemption price per share ($1,295,895,585 ÷ 88,140,534 shares)		$14.70
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($1,994,180,346 ÷ 135,691,193 shares)		$14.70

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2017
Investment Income
Income distributions from underlying funds		$58,248,673
Expenses
Transfer agent fees	$3,386,320
Independent trustees' fees and expenses	12,435
Total expenses before reductions	3,398,755
Expense reductions	(1,331,566)	2,067,189
Net investment income (loss)		56,181,484
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(1,896,823)
Capital gain distributions from underlying funds	8,887,231
Total net realized gain (loss)		6,990,408
Change in net unrealized appreciation (depreciation) on investment securities		211,054,833
Net gain (loss)		218,045,241
Net increase (decrease) in net assets resulting from operations		$274,226,725

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2017	Year ended March 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$56,181,484	$49,551,490
Net realized gain (loss)	6,990,408	384,670
Change in net unrealized appreciation (depreciation)	211,054,833	(84,872,924)
Net increase (decrease) in net assets resulting from operations	274,226,725	(34,936,764)
Distributions to shareholders from net investment income	(54,973,787)	(48,681,022)
Distributions to shareholders from net realized gain	(1,286,363)	(565,398)
Total distributions	(56,260,150)	(49,246,420)
Share transactions - net increase (decrease)	411,720,041	286,511,907
Total increase (decrease) in net assets	629,686,616	202,328,723
Net Assets
Beginning of period	2,660,389,315	2,458,060,592
End of period	$3,290,075,931	$2,660,389,315
Other Information
Undistributed net investment income end of period	$5,612,876	$4,405,179

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Freedom Index 2020 Fund Investor Class

Years ended March 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$13.65	$14.10	$13.72	$12.67	$12.03
Income from Investment Operations
Net investment income (loss)A	.27	.23	.26	.22	.20
Net realized and unrealized gain (loss)	1.04	(.42)	.57	.86	.68
Total from investment operations	1.31	(.19)	.83	1.08	.88
Distributions from net investment income	(.25)	(.26)	(.41)	(.02)	(.19)
Distributions from net realized gain	(.01)	–B	(.04)	(.01)	(.05)
Total distributions	(.26)	(.26)	(.45)	(.03)	(.24)
Net asset value, end of period	$14.70	$13.65	$14.10	$13.72	$12.67
Total ReturnC	9.68%	(1.34)%	6.18%	8.55%	7.38%
Ratios to Average Net AssetsD,E
Expenses before reductions	.15%	.15%	.15%	.15%	.15%
Expenses net of fee waivers, if any	.10%	.08%	.08%	.09%	.10%
Expenses net of all reductions	.10%	.08%	.08%	.09%	.10%
Net investment income (loss)	1.88%	1.69%	1.90%	1.66%	1.68%
Supplemental Data
Net assets, end of period (000 omitted)	$1,295,896	$1,410,489	$2,458,061	$2,010,769	$1,430,835
Portfolio turnover rateE	20%	16%	16%	25%	11%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Freedom Index 2020 Fund Institutional Premium Class

Years ended March 31,	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$13.65	$14.24
Income from Investment Operations
Net investment income (loss)B	.27	.32
Net realized and unrealized gain (loss)	1.05	(.67)
Total from investment operations	1.32	(.35)
Distributions from net investment income	(.26)	(.24)
Distributions from net realized gain	(.01)	–C
Total distributions	(.27)	(.24)
Net asset value, end of period	$14.70	$13.65
Total ReturnD,E	9.75%	(2.42)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.09%	.05%H
Expenses net of fee waivers, if any	.05%	.02%H
Expenses net of all reductions	.05%	.02%H
Net investment income (loss)	1.93%	3.12%H
Supplemental Data
Net assets, end of period (000 omitted)	$1,994,180	$1,249,900
Portfolio turnover rateG	20%	16%

 A For the period June 24, 2015 (commencement of sale of shares) to March 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2025 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Total Market Index Fund Class F	43.8	44.3
Fidelity U.S. Bond Index Fund Class F	28.6	28.4
Fidelity Series Global ex U.S. Index Fund	19.4	19.5
Fidelity Series Government Money Market Fund Class F 0.58%	5.2	4.9
Fidelity Series Inflation-Protected Bond Index Fund Class F	1.7	1.6
Fidelity Series Commodity Strategy Fund Class F	1.3	1.3
	100.0	100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	43.8%
Commodity Funds	1.3%
International Equity Funds	19.4%
Bond Funds	28.6%
Inflation-Protected Bond Funds	1.7%
Short-Term Funds	5.2%

Six months ago
Domestic Equity Funds	44.3%
Commodity Funds	1.3%
International Equity Funds	19.5%
Bond Funds	28.4%
Inflation-Protected Bond Funds	1.6%
Short-Term Funds	4.9%

Fidelity Freedom® Index 2025 Fund

Investments March 31, 2017

Showing Percentage of Net Assets

Domestic Equity Funds - 43.8%
	Shares	Value
Fidelity Total Market Index Fund Class F (a)
(Cost $806,501,763)	17,227,238	1,175,931,275

Commodity Funds - 1.3%
Fidelity Series Commodity Strategy Fund Class F (a)(b)
(Cost $40,554,448)	6,317,787	33,800,162

International Equity Funds - 19.4%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $489,050,898)	45,218,682	521,823,587

Bond Funds - 28.6%
Fidelity U.S. Bond Index Fund Class F (a)
(Cost $775,638,327)	66,696,876	768,348,006

Inflation-Protected Bond Funds - 1.7%
Fidelity Series Inflation-Protected Bond Index Fund Class F (a)
(Cost $46,406,091)	4,590,006	45,395,159

Short-Term Funds - 5.2%
Fidelity Series Government Money Market Fund Class F 0.58% (a)(c)
(Cost $139,226,003)	139,226,003	139,226,003
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $2,297,377,530)		2,684,524,192
NET OTHER ASSETS (LIABILITIES) - 0.0%		(184,131)
NET ASSETS - 100%		$2,684,340,061

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Investments Money Market Portfolio Class F	$78,284,051	$5,449,229	$83,733,280	$41,174	$--
Fidelity Series Commodity Strategy Fund Class F	25,103,313	10,307,958	3,698,610	--	33,800,162
Fidelity Series Global ex U.S. Index Fund	393,983,564	162,862,701	83,315,156	11,849,450	521,823,587
Fidelity Series Government Money Market Fund	--	4,468,018	4,468,018	79	--
Fidelity Series Government Money Market Fund Class F 0.58%	--	144,636,586	5,410,583	330,310	139,226,003
Fidelity Series Inflation-Protected Bond Index Fund Class F	29,741,585	18,264,813	2,564,662	55,301	45,395,159
Fidelity Total Market Index Fund Class F	894,380,763	315,160,624	181,203,378	19,323,988	1,175,931,275
Fidelity U.S. Bond Index Fund Class F	551,303,177	277,671,713	45,583,168	15,860,077	768,348,006
Total	$1,972,796,453	$938,821,642	$409,976,855	$47,460,379	$2,684,524,192

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2025 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2017
Assets
Investment in securities, at value (cost $2,297,377,530) — See accompanying schedule		$2,684,524,192
Cash		1
Receivable for investments sold		10,475,336
Receivable for fund shares sold		10,410,308
Receivable from affiliate for expense reductions		86,209
Total assets		2,705,496,046
Liabilities
Payable for investments purchased	$11,692,215
Payable for fund shares redeemed	9,193,427
Transfer agent fees payable	270,343
Total liabilities		21,155,985
Net Assets		$2,684,340,061
Net Assets consist of:
Paid in capital		$2,311,375,752
Undistributed net investment income		4,243,043
Accumulated undistributed net realized gain (loss) on investments		(18,425,396)
Net unrealized appreciation (depreciation) on investments		387,146,662
Net Assets		$2,684,340,061
Investor Class:
Net Asset Value, offering price and redemption price per share ($1,227,801,608 ÷ 79,221,919 shares)		$15.50
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($1,456,538,453 ÷ 93,977,433 shares)		$15.50

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2017
Investment Income
Income distributions from underlying funds		$47,460,379
Expenses
Transfer agent fees	$2,734,666
Independent trustees' fees and expenses	9,596
Total expenses before reductions	2,744,262
Expense reductions	(981,588)	1,762,674
Net investment income (loss)		45,697,705
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(2,549,331)
Capital gain distributions from underlying funds	7,349,007
Total net realized gain (loss)		4,799,676
Change in net unrealized appreciation (depreciation) on investment securities		185,436,844
Net gain (loss)		190,236,520
Net increase (decrease) in net assets resulting from operations		$235,934,225

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2017	Year ended March 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$45,697,705	$36,771,798
Net realized gain (loss)	4,799,676	(2,193,994)
Change in net unrealized appreciation (depreciation)	185,436,844	(65,098,446)
Net increase (decrease) in net assets resulting from operations	235,934,225	(30,520,642)
Distributions to shareholders from net investment income	(44,466,395)	(35,093,602)
Distributions to shareholders from net realized gain	(1,138,843)	(385,553)
Total distributions	(45,605,238)	(35,479,155)
Share transactions - net increase (decrease)	521,304,677	314,763,608
Total increase (decrease) in net assets	711,633,664	248,763,811
Net Assets
Beginning of period	1,972,706,397	1,723,942,586
End of period	$2,684,340,061	$1,972,706,397
Other Information
Undistributed net investment income end of period	$4,243,043	$2,871,008

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Freedom Index 2025 Fund Investor Class

Years ended March 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$14.27	$14.80	$14.36	$12.99	$12.21
Income from Investment Operations
Net investment income (loss)A	.29	.27	.30	.24	.22
Net realized and unrealized gain (loss)	1.22	(.52)	.65	1.15	.80
Total from investment operations	1.51	(.25)	.95	1.39	1.02
Distributions from net investment income	(.27)	(.27)	(.48)B	(.01)	(.21)
Distributions from net realized gain	(.01)	–C	(.03)B	(.01)	(.04)
Total distributions	(.28)	(.28)D	(.51)	(.02)	(.24)E
Net asset value, end of period	$15.50	$14.27	$14.80	$14.36	$12.99
Total ReturnF	10.67%	(1.72)%	6.73%	10.75%	8.50%
Ratios to Average Net AssetsG,H
Expenses before reductions	.15%	.15%	.15%	.15%	.15%
Expenses net of fee waivers, if any	.10%	.08%	.08%	.09%	.10%
Expenses net of all reductions	.10%	.08%	.08%	.09%	.10%
Net investment income (loss)	1.97%	1.84%	2.03%	1.78%	1.82%
Supplemental Data
Net assets, end of period (000 omitted)	$1,227,802	$1,179,785	$1,723,943	$1,347,992	$969,395
Portfolio turnover rateH	18%	17%	15%	21%	10%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Amount represents less than $.005 per share.

 D Total distributions of $.28 per share is comprised of distributions from net investment income of $.272 and distributions from net realized gain of $.003 per share.

 E Total distributions of $.24 per share is comprised of distributions from net investment income of $.205 and distributions from net realized gain of $.38 per share.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Freedom Index 2025 Fund Institutional Premium Class

Years ended March 31,	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$14.27	$15.00
Income from Investment Operations
Net investment income (loss)B	.30	.33
Net realized and unrealized gain (loss)	1.22	(.79)
Total from investment operations	1.52	(.46)
Distributions from net investment income	(.28)	(.27)
Distributions from net realized gain	(.01)	–C
Total distributions	(.29)	(.27)
Net asset value, end of period	$15.50	$14.27
Total ReturnD,E	10.74%	(3.07)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.09%	.05%H
Expenses net of fee waivers, if any	.05%	.02%H
Expenses net of all reductions	.05%	.02%H
Net investment income (loss)	2.02%	3.08%H
Supplemental Data
Net assets, end of period (000 omitted)	$1,456,538	$792,922
Portfolio turnover rateG	18%	17%

 A For the period June 24, 2015 (commencement of sale of shares) to March 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2030 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Total Market Index Fund Class F	53.4	54.6
Fidelity Series Global ex U.S. Index Fund	23.6	23.9
Fidelity U.S. Bond Index Fund Class F	20.8	19.4
Fidelity Series Commodity Strategy Fund Class F	1.3	1.3
Fidelity Series Inflation-Protected Bond Index Fund Class F	0.9	0.8
	100.0	100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	53.4%
Commodity Funds	1.3%
International Equity Funds	23.6%
Bond Funds	20.8%
Inflation-Protected Bond Funds	0.9%

Six months ago
Domestic Equity Funds	54.6%
Commodity Funds	1.3%
International Equity Funds	23.9%
Bond Funds	19.4%
Inflation-Protected Bond Funds	0.8%

Fidelity Freedom® Index 2030 Fund

Investments March 31, 2017

Showing Percentage of Net Assets

Domestic Equity Funds - 53.4%
	Shares	Value
Fidelity Total Market Index Fund Class F (a)
(Cost $1,267,057,936)	26,290,889	1,794,616,069

Commodity Funds - 1.3%
Fidelity Series Commodity Strategy Fund Class F (a)(b)
(Cost $53,065,493)	8,144,152	43,571,213

International Equity Funds - 23.6%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $753,512,043)	68,678,815	792,553,531

Bond Funds - 20.8%
Fidelity U.S. Bond Index Fund Class F (a)
(Cost $705,358,476)	60,709,293	699,371,055

Inflation-Protected Bond Funds - 0.9%
Fidelity Series Inflation-Protected Bond Index Fund Class F (a)
(Cost $29,894,126)	2,983,428	29,506,106
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $2,808,888,074)		3,359,617,974
NET OTHER ASSETS (LIABILITIES) - 0.0%		(236,470)
NET ASSETS - 100%		$3,359,381,504

Legend

 (a) Affiliated Fund

 (b) Non-income producing

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Commodity Strategy Fund Class F	$32,252,771	$12,933,437	$4,348,774	$--	$43,571,213
Fidelity Series Global ex U.S. Index Fund	602,068,590	227,037,259	110,067,679	18,072,791	792,553,531
Fidelity Series Inflation-Protected Bond Index Fund Class F	17,196,324	13,848,675	1,507,693	33,389	29,506,106
Fidelity Total Market Index Fund Class F	1,372,593,954	421,234,188	224,652,169	29,583,254	1,794,616,069
Fidelity U.S. Bond Index Fund Class F	456,350,844	280,170,138	24,098,738	13,629,878	699,371,055
Total	$2,480,462,483	$955,223,697	$364,675,053	$61,319,312	$3,359,617,974

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2030 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2017
Assets
Investment in securities, at value (cost $2,808,888,074) — See accompanying schedule		$3,359,617,974
Cash		1
Receivable for investments sold		15,821,346
Receivable for fund shares sold		11,607,151
Receivable from affiliate for expense reductions		93,350
Total assets		3,387,139,822
Liabilities
Payable for investments purchased	$20,308,107
Payable for fund shares redeemed	7,120,396
Transfer agent fees payable	329,815
Total liabilities		27,758,318
Net Assets		$3,359,381,504
Net Assets consist of:
Paid in capital		$2,825,239,072
Undistributed net investment income		3,423,084
Accumulated undistributed net realized gain (loss) on investments		(20,010,552)
Net unrealized appreciation (depreciation) on investments		550,729,900
Net Assets		$3,359,381,504
Investor Class:
Net Asset Value, offering price and redemption price per share ($1,333,879,897 ÷ 83,021,161 shares)		$16.07
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($2,025,501,607 ÷ 126,079,704 shares)		$16.07

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2017
Investment Income
Income distributions from underlying funds		$61,319,312
Expenses
Transfer agent fees	$3,313,366
Independent trustees' fees and expenses	12,031
Total expenses before reductions	3,325,397
Expense reductions	(1,120,416)	2,204,981
Net investment income (loss)		59,114,331
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(987,585)
Capital gain distributions from underlying funds	10,674,857
Total net realized gain (loss)		9,687,272
Change in net unrealized appreciation (depreciation) on investment securities		289,603,263
Net gain (loss)		299,290,535
Net increase (decrease) in net assets resulting from operations		$358,404,866

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2017	Year ended March 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$59,114,331	$47,979,197
Net realized gain (loss)	9,687,272	142,744
Change in net unrealized appreciation (depreciation)	289,603,263	(104,899,956)
Net increase (decrease) in net assets resulting from operations	358,404,866	(56,778,015)
Distributions to shareholders from net investment income	(57,869,689)	(47,019,418)
Distributions to shareholders from net realized gain	(1,383,530)	(483,473)
Total distributions	(59,253,219)	(47,502,891)
Share transactions - net increase (decrease)	579,864,862	359,969,928
Total increase (decrease) in net assets	879,016,509	255,689,022
Net Assets
Beginning of period	2,480,364,995	2,224,675,973
End of period	$3,359,381,504	$2,480,364,995
Other Information
Undistributed net investment income end of period	$3,423,084	$2,178,120

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Freedom Index 2030 Fund Investor Class

Years ended March 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$14.49	$15.15	$14.62	$13.10	$12.28
Income from Investment Operations
Net investment income (loss)A	.31	.26	.30	.25	.24
Net realized and unrealized gain (loss)	1.57	(.63)	.73	1.29	.83
Total from investment operations	1.88	(.37)	1.03	1.54	1.07
Distributions from net investment income	(.29)	(.29)	(.48)	(.01)	(.21)
Distributions from net realized gain	(.01)	–B	(.02)	(.01)	(.03)
Total distributions	(.30)	(.29)	(.50)	(.02)	(.25)C
Net asset value, end of period	$16.07	$14.49	$15.15	$14.62	$13.10
Total ReturnD	13.07%	(2.44)%	7.16%	11.80%	8.80%
Ratios to Average Net AssetsE,F
Expenses before reductions	.15%	.15%	.15%	.15%	.15%
Expenses net of fee waivers, if any	.10%	.08%	.08%	.08%	.10%
Expenses net of all reductions	.10%	.08%	.08%	.08%	.10%
Net investment income (loss)	2.03%	1.75%	1.99%	1.84%	1.90%
Supplemental Data
Net assets, end of period (000 omitted)	$1,333,880	$1,315,200	$2,224,676	$1,704,216	$1,203,044
Portfolio turnover rateF	13%	13%	12%	32%	10%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.25 per share is comprised of distributions from net investment income of $.211 and distributions from net realized gain of $.034 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the activity of any underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Freedom Index 2030 Fund Institutional Premium Class

Years ended March 31,	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$14.49	$15.44
Income from Investment Operations
Net investment income (loss)B	.32	.38
Net realized and unrealized gain (loss)	1.57	(1.04)
Total from investment operations	1.89	(.66)
Distributions from net investment income	(.30)	(.29)
Distributions from net realized gain	(.01)	–C
Total distributions	(.31)	(.29)
Net asset value, end of period	$16.07	$14.49
Total ReturnD,E	13.13%	(4.28)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.09%	.05%H
Expenses net of fee waivers, if any	.05%	.02%H
Expenses net of all reductions	.05%	.02%H
Net investment income (loss)	2.08%	3.54%H
Supplemental Data
Net assets, end of period (000 omitted)	$2,025,502	$1,165,165
Portfolio turnover rateG	13%	13%

 A For the period June 24, 2015 (commencement of sale of shares) to March 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the activity of any underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2035 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Total Market Index Fund Class F	61.0	61.7
Fidelity Series Global ex U.S. Index Fund	26.9	27.0
Fidelity U.S. Bond Index Fund Class F	10.7	10.0
Fidelity Series Commodity Strategy Fund Class F	1.3	1.3
Fidelity Series Inflation-Protected Bond Index Fund Class F	0.1	0.0
	100.0	100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	61.0%
Commodity Funds	1.3%
International Equity Funds	26.9%
Bond Funds	10.7%
Inflation-Protected Bond Funds	0.1%

Six months ago
Domestic Equity Funds	61.7%
Commodity Funds	1.3%
International Equity Funds	27.0%
Bond Funds	10.0%

Fidelity Freedom® Index 2035 Fund

Investments March 31, 2017

Showing Percentage of Net Assets

Domestic Equity Funds - 61.0%
	Shares	Value
Fidelity Total Market Index Fund Class F (a)
(Cost $915,722,494)	18,479,262	1,261,394,419

Commodity Funds - 1.3%
Fidelity Series Commodity Strategy Fund Class F (a)(b)
(Cost $32,816,632)	5,127,421	27,431,702

International Equity Funds - 26.9%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $527,815,535)	48,130,076	555,421,072

Bond Funds - 10.7%
Fidelity U.S. Bond Index Fund Class F (a)
(Cost $222,377,640)	19,189,228	221,059,905

Inflation-Protected Bond Funds - 0.1%
Fidelity Series Inflation-Protected Bond Index Fund Class F (a)
(Cost $1,393,190)	141,213	1,396,593
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $1,700,125,491)		2,066,703,691
NET OTHER ASSETS (LIABILITIES) - 0.0%		(150,201)
NET ASSETS - 100%		$2,066,553,490

Legend

 (a) Affiliated Fund

 (b) Non-income producing

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Commodity Strategy Fund Class F	$19,326,332	$9,548,509	$3,080,290	$--	$27,431,702
Fidelity Series Global ex U.S. Index Fund	394,680,096	177,709,162	67,072,539	12,283,438	555,421,072
Fidelity Series Inflation-Protected Bond Index Fund Class F	--	1,436,179	42,480	95	1,396,593
Fidelity Total Market Index Fund Class F	902,049,704	348,385,810	141,569,175	20,051,989	1,261,394,419
Fidelity U.S. Bond Index Fund Class F	146,079,513	89,992,357	11,115,883	4,261,835	221,059,905
Total	$1,462,135,645	$627,072,017	$222,880,367	$36,597,357	$2,066,703,691

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2035 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2017
Assets
Investment in securities, at value (cost $1,700,125,491) — See accompanying schedule		$2,066,703,691
Cash		1
Receivable for investments sold		10,046,294
Receivable for fund shares sold		11,185,986
Receivable from affiliate for expense reductions		56,909
Total assets		2,087,992,881
Liabilities
Payable for investments purchased	$12,116,562
Payable for fund shares redeemed	9,115,721
Transfer agent fees payable	207,108
Total liabilities		21,439,391
Net Assets		$2,066,553,490
Net Assets consist of:
Paid in capital		$1,712,032,929
Undistributed net investment income		559,848
Accumulated undistributed net realized gain (loss) on investments		(12,617,487)
Net unrealized appreciation (depreciation) on investments		366,578,200
Net Assets		$2,066,553,490
Investor Class:
Net Asset Value, offering price and redemption price per share ($936,457,708 ÷ 55,767,571 shares)		$16.79
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($1,130,095,782 ÷ 67,282,466 shares)		$16.80

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2017
Investment Income
Income distributions from underlying funds		$36,597,357
Expenses
Transfer agent fees	$2,059,524
Independent trustees' fees and expenses	7,179
Total expenses before reductions	2,066,703
Expense reductions	(699,035)	1,367,668
Net investment income (loss)		35,229,689
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	216,355
Capital gain distributions from underlying funds	6,943,685
Total net realized gain (loss)		7,160,040
Change in net unrealized appreciation (depreciation) on investment securities		200,174,805
Net gain (loss)		207,334,845
Net increase (decrease) in net assets resulting from operations		$242,564,534

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2017	Year ended March 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$35,229,689	$27,695,838
Net realized gain (loss)	7,160,040	(1,700,313)
Change in net unrealized appreciation (depreciation)	200,174,805	(64,921,556)
Net increase (decrease) in net assets resulting from operations	242,564,534	(38,926,031)
Distributions to shareholders from net investment income	(34,907,392)	(27,390,419)
Distributions to shareholders from net realized gain	(913,937)	(272,315)
Total distributions	(35,821,329)	(27,662,734)
Share transactions - net increase (decrease)	397,733,882	246,574,595
Total increase (decrease) in net assets	604,477,087	179,985,830
Net Assets
Beginning of period	1,462,076,403	1,282,090,573
End of period	$2,066,553,490	$1,462,076,403
Other Information
Undistributed net investment income end of period	$559,848	$476,812

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Freedom Index 2035 Fund Investor Class

Years ended March 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$14.91	$15.67	$15.11	$13.32	$12.40
Income from Investment Operations
Net investment income (loss)A	.32	.27	.31	.25	.24
Net realized and unrealized gain (loss)	1.87	(.73)	.77	1.55	.91
Total from investment operations	2.19	(.46)	1.08	1.80	1.15
Distributions from net investment income	(.30)	(.30)	(.51)	(.01)	(.22)
Distributions from net realized gain	(.01)	–B	(.01)	–B	(.02)
Total distributions	(.31)	(.30)	(.52)	(.01)	(.23)C
Net asset value, end of period	$16.79	$14.91	$15.67	$15.11	$13.32
Total ReturnD	14.81%	(2.93)%	7.25%	13.56%	9.44%
Ratios to Average Net AssetsE,F
Expenses before reductions	.15%	.15%	.15%	.15%	.15%
Expenses net of fee waivers, if any	.10%	.08%	.08%	.08%	.09%
Expenses net of all reductions	.10%	.08%	.08%	.08%	.09%
Net investment income (loss)	2.02%	1.79%	2.02%	1.79%	1.91%
Supplemental Data
Net assets, end of period (000 omitted)	$936,458	$880,845	$1,282,091	$1,000,962	$689,033
Portfolio turnover rateF	13%	11%	13%	25%	8%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.23 per share is comprised of distributions from net investment income of $.215 and distributions from net realized gain of $.019 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Freedom Index 2035 Fund Institutional Premium Class

Years ended March 31,	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$14.92	$16.03
Income from Investment Operations
Net investment income (loss)B	.33	.39
Net realized and unrealized gain (loss)	1.87	(1.20)
Total from investment operations	2.20	(.81)
Distributions from net investment income	(.31)	(.30)
Distributions from net realized gain	(.01)	–C
Total distributions	(.32)	(.30)
Net asset value, end of period	$16.80	$14.92
Total ReturnD,E	14.87%	(5.04)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.09%	.05%H
Expenses net of fee waivers, if any	.05%	.01%H
Expenses net of all reductions	.05%	.01%H
Net investment income (loss)	2.07%	3.53%H
Supplemental Data
Net assets, end of period (000 omitted)	$1,130,096	$581,231
Portfolio turnover rateG	13%	11%

 A For the period June 24, 2015 (commencement of sale of shares) to March 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2040 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Total Market Index Fund Class F	61.6	61.7
Fidelity Series Global ex U.S. Index Fund	27.1	27.0
Fidelity U.S. Bond Index Fund Class F	10.0	10.0
Fidelity Series Commodity Strategy Fund Class F	1.3	1.3
	100.0	100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	61.6%
Commodity Funds	1.3%
International Equity Funds	27.1%
Bond Funds	10.0%

Six months ago
Domestic Equity Funds	61.7%
Commodity Funds	1.3%
International Equity Funds	27.0%
Bond Funds	10.0%

Fidelity Freedom® Index 2040 Fund

Investments March 31, 2017

Showing Percentage of Net Assets

Domestic Equity Funds - 61.6%
	Shares	Value
Fidelity Total Market Index Fund Class F (a)
(Cost $1,032,873,987)	21,084,057	1,439,197,740

Commodity Funds - 1.3%
Fidelity Series Commodity Strategy Fund Class F (a)(b)
(Cost $37,775,650)	5,826,726	31,172,985

International Equity Funds - 27.1%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $601,334,319)	54,921,394	633,792,887

Bond Funds - 10.0%
Fidelity U.S. Bond Index Fund Class F (a)
(Cost $235,909,955)	20,319,260	234,077,876
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $1,907,893,911)		2,338,241,488
NET OTHER ASSETS (LIABILITIES) - 0.0%		(163,915)
NET ASSETS - 100%		$2,338,077,573

Legend

 (a) Affiliated Fund

 (b) Non-income producing

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Commodity Strategy Fund Class F	$23,041,158	$10,243,398	$4,081,064	$--	$31,172,985
Fidelity Series Global ex U.S. Index Fund	469,950,623	182,637,517	76,707,290	14,280,285	633,792,887
Fidelity Total Market Index Fund Class F	1,074,101,494	351,952,662	165,060,344	23,397,510	1,439,197,740
Fidelity U.S. Bond Index Fund Class F	173,943,568	82,522,163	17,842,776	4,893,904	234,077,876
Total	$1,741,036,843	$627,355,740	$263,691,474	$42,571,699	$2,338,241,488

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2040 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2017
Assets
Investment in securities, at value (cost $1,907,893,911) — See accompanying schedule		$2,338,241,488
Cash		3
Receivable for investments sold		10,248,448
Receivable for fund shares sold		14,720,867
Receivable from affiliate for expense reductions		64,526
Total assets		2,363,275,332
Liabilities
Payable for investments purchased	$13,150,509
Payable for fund shares redeemed	11,818,801
Transfer agent fees payable	228,449
Total liabilities		25,197,759
Net Assets		$2,338,077,573
Net Assets consist of:
Paid in capital		$1,918,468,521
Undistributed net investment income		615,709
Accumulated undistributed net realized gain (loss) on investments		(11,354,234)
Net unrealized appreciation (depreciation) on investments		430,347,577
Net Assets		$2,338,077,573
Investor Class:
Net Asset Value, offering price and redemption price per share ($900,067,238 ÷ 53,268,349 shares)		$16.90
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($1,438,010,335 ÷ 85,136,882 shares)		$16.89

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2017
Investment Income
Income distributions from underlying funds		$42,571,699
Expenses
Transfer agent fees	$2,309,884
Independent trustees' fees and expenses	8,420
Total expenses before reductions	2,318,304
Expense reductions	(800,578)	1,517,726
Net investment income (loss)		41,053,973
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(1,192,576)
Capital gain distributions from underlying funds	8,118,432
Total net realized gain (loss)		6,925,856
Change in net unrealized appreciation (depreciation) on investment securities		234,740,002
Net gain (loss)		241,665,858
Net increase (decrease) in net assets resulting from operations		$282,719,831

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2017	Year ended March 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$41,053,973	$33,202,212
Net realized gain (loss)	6,925,856	1,529,561
Change in net unrealized appreciation (depreciation)	234,740,002	(80,044,847)
Net increase (decrease) in net assets resulting from operations	282,719,831	(45,313,074)
Distributions to shareholders from net investment income	(40,761,925)	(32,817,764)
Distributions to shareholders from net realized gain	(1,041,933)	(324,545)
Total distributions	(41,803,858)	(33,142,309)
Share transactions - net increase (decrease)	356,188,582	308,129,916
Total increase (decrease) in net assets	597,104,555	229,674,533
Net Assets
Beginning of period	1,740,973,018	1,511,298,485
End of period	$2,338,077,573	$1,740,973,018
Other Information
Undistributed net investment income end of period	$615,709	$584,641

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Freedom Index 2040 Fund Investor Class

Years ended March 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$15.00	$15.76	$15.18	$13.36	$12.42
Income from Investment Operations
Net investment income (loss)A	.32	.26	.31	.25	.24
Net realized and unrealized gain (loss)	1.90	(.72)	.78	1.58	.93
Total from investment operations	2.22	(.46)	1.09	1.83	1.17
Distributions from net investment income	(.31)	(.30)	(.50)	(.01)	(.21)
Distributions from net realized gain	(.01)	–B	–B	–B	(.02)
Total distributions	(.32)	(.30)	(.51)C	(.01)	(.23)
Net asset value, end of period	$16.90	$15.00	$15.76	$15.18	$13.36
Total ReturnD	14.90%	(2.91)%	7.27%	13.72%	9.59%
Ratios to Average Net AssetsE,F
Expenses before reductions	.15%	.15%	.15%	.15%	.15%
Expenses net of fee waivers, if any	.10%	.08%	.08%	.08%	.09%
Expenses net of all reductions	.10%	.08%	.08%	.08%	.09%
Net investment income (loss)	2.02%	1.70%	1.99%	1.78%	1.93%
Supplemental Data
Net assets, end of period (000 omitted)	$900,067	$910,880	$1,511,298	$1,179,249	$810,449
Portfolio turnover rateF	13%	9%	12%	26%	8%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.51 per share is comprised of distributions from net investment income of $.502 and distributions from net realized gain of $.003 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Freedom Index 2040 Fund Institutional Premium Class

Years ended March 31,	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$15.00	$16.12
Income from Investment Operations
Net investment income (loss)B	.33	.41
Net realized and unrealized gain (loss)	1.89	(1.22)
Total from investment operations	2.22	(.81)
Distributions from net investment income	(.32)	(.30)
Distributions from net realized gain	(.01)	–C
Total distributions	(.33)	(.31)D
Net asset value, end of period	$16.89	$15.00
Total ReturnE,F	14.90%	(5.06)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.09%	.05%I
Expenses net of fee waivers, if any	.05%	.01%I
Expenses net of all reductions	.05%	.01%I
Net investment income (loss)	2.07%	3.69%I
Supplemental Data
Net assets, end of period (000 omitted)	$1,438,010	$830,093
Portfolio turnover rateH	13%	9%

 A For the period June 24, 2015 (commencement of sale of shares) to March 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions of $.31 per share is comprised of distributions from net investment income of $.309 and distributions from net realized gain of $.003 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any Underlying Funds.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2045 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Total Market Index Fund Class F	61.6	61.6
Fidelity Series Global ex U.S. Index Fund	27.1	27.0
Fidelity U.S. Bond Index Fund Class F	10.0	10.0
Fidelity Series Commodity Strategy Fund Class F	1.3	1.4
	100.0	100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	61.6%
Commodity Funds	1.3%
International Equity Funds	27.1%
Bond Funds	10.0%

Six months ago
Domestic Equity Funds	61.6%
Commodity Funds	1.4%
International Equity Funds	27.0%
Bond Funds	10.0%

Fidelity Freedom® Index 2045 Fund

Investments March 31, 2017

Showing Percentage of Net Assets

Domestic Equity Funds - 61.6%
	Shares	Value
Fidelity Total Market Index Fund Class F (a)
(Cost $609,722,854)	11,971,357	817,164,822

Commodity Funds - 1.3%
Fidelity Series Commodity Strategy Fund Class F (a)(b)
(Cost $21,060,631)	3,308,360	17,699,726

International Equity Funds - 27.1%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $341,857,893)	31,183,957	359,862,868

Bond Funds - 10.0%
Fidelity U.S. Bond Index Fund Class F (a)
(Cost $134,266,870)	11,537,027	132,906,550
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $1,106,908,248)		1,327,633,966
NET OTHER ASSETS (LIABILITIES) - 0.0%		(95,661)
NET ASSETS - 100%		$1,327,538,305

Legend

 (a) Affiliated Fund

 (b) Non-income producing

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Commodity Strategy Fund Class F	$12,366,948	$6,887,240	$2,603,650	$--	$17,699,726
Fidelity Series Global ex U.S. Index Fund	250,889,400	127,335,194	50,487,552	8,039,730	359,862,868
Fidelity Total Market Index Fund Class F	573,463,948	249,897,536	104,984,955	13,088,423	817,164,822
Fidelity U.S. Bond Index Fund Class F	92,874,151	54,510,895	11,887,634	2,703,909	132,906,550
Total	$929,594,447	$438,630,865	$169,963,791	$23,832,062	$1,327,633,966

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2045 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2017
Assets
Investment in securities, at value (cost $1,106,908,248) — See accompanying schedule		$1,327,633,966
Cash		1
Receivable for investments sold		5,881,404
Receivable for fund shares sold		6,601,645
Receivable from affiliate for expense reductions		36,501
Total assets		1,340,153,517
Liabilities
Payable for investments purchased	$7,235,254
Payable for fund shares redeemed	5,247,796
Transfer agent fees payable	132,162
Total liabilities		12,615,212
Net Assets		$1,327,538,305
Net Assets consist of:
Paid in capital		$1,111,757,971
Undistributed net investment income		426,824
Accumulated undistributed net realized gain (loss) on investments		(5,372,208)
Net unrealized appreciation (depreciation) on investments		220,725,718
Net Assets		$1,327,538,305
Investor Class:
Net Asset Value, offering price and redemption price per share ($583,893,457 ÷ 34,274,806 shares)		$17.04
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($743,644,848 ÷ 43,644,186 shares)		$17.04

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2017
Investment Income
Income distributions from underlying funds		$23,832,062
Expenses
Transfer agent fees	$1,316,059
Independent trustees' fees and expenses	4,627
Total expenses before reductions	1,320,686
Expense reductions	(448,303)	872,383
Net investment income (loss)		22,959,679
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(1,306,821)
Capital gain distributions from underlying funds	4,519,562
Total net realized gain (loss)		3,212,741
Change in net unrealized appreciation (depreciation) on investment securities		130,690,741
Net gain (loss)		133,903,482
Net increase (decrease) in net assets resulting from operations		$156,863,161

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2017	Year ended March 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$22,959,679	$17,217,213
Net realized gain (loss)	3,212,741	948,334
Change in net unrealized appreciation (depreciation)	130,690,741	(40,423,079)
Net increase (decrease) in net assets resulting from operations	156,863,161	(22,257,532)
Distributions to shareholders from net investment income	(22,724,189)	(16,988,085)
Distributions to shareholders from net realized gain	(574,033)	(168,117)
Total distributions	(23,298,222)	(17,156,202)
Share transactions - net increase (decrease)	264,415,613	218,641,371
Total increase (decrease) in net assets	397,980,552	179,227,637
Net Assets
Beginning of period	929,557,753	750,330,116
End of period	$1,327,538,305	$929,557,753
Other Information
Undistributed net investment income end of period	$426,824	$325,775

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Freedom Index 2045 Fund Investor Class

Years ended March 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$15.13	$15.89	$15.32	$13.44	$12.47
Income from Investment Operations
Net investment income (loss)A	.33	.28	.32	.25	.25
Net realized and unrealized gain (loss)	1.90	(.74)	.77	1.64	.95
Total from investment operations	2.23	(.46)	1.09	1.89	1.20
Distributions from net investment income	(.31)	(.30)	(.51)	(.01)	(.21)
Distributions from net realized gain	(.01)	–B	(.01)	–B	(.02)
Total distributions	(.32)	(.30)	(.52)	(.01)	(.23)
Net asset value, end of period	$17.04	$15.13	$15.89	$15.32	$13.44
Total ReturnC	14.87%	(2.88)%	7.22%	14.07%	9.76%
Ratios to Average Net AssetsD,E
Expenses before reductions	.15%	.15%	.15%	.15%	.15%
Expenses net of fee waivers, if any	.10%	.08%	.08%	.08%	.09%
Expenses net of all reductions	.10%	.08%	.08%	.08%	.09%
Net investment income (loss)	2.04%	1.79%	2.04%	1.75%	1.95%
Supplemental Data
Net assets, end of period (000 omitted)	$583,893	$542,581	$750,330	$577,603	$380,466
Portfolio turnover rateE	15%	8%	12%	22%	7%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Freedom Index 2045 Fund Institutional Premium Class

Years ended March 31,	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$15.13	$16.26
Income from Investment Operations
Net investment income (loss)B	.34	.40
Net realized and unrealized gain (loss)	1.90	(1.22)
Total from investment operations	2.24	(.82)
Distributions from net investment income	(.32)	(.30)
Distributions from net realized gain	(.01)	–C
Total distributions	(.33)	(.31)D
Net asset value, end of period	$17.04	$15.13
Total ReturnE,F	14.94%	(5.08)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.09%	.05%I
Expenses net of fee waivers, if any	.05%	.01%I
Expenses net of all reductions	.05%	.01%I
Net investment income (loss)	2.09%	3.56%I
Supplemental Data
Net assets, end of period (000 omitted)	$743,645	$386,977
Portfolio turnover rateH	15%	8%

 A For the period June 24, 2015 (commencement of sale of shares) to March 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions of $.31 per share is comprised of distributions from net investment income of $.303 and distributions from net realized gain of $.003 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any Underlying Funds.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2050 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Total Market Index Fund Class F	61.6	61.6
Fidelity Series Global ex U.S. Index Fund	27.1	27.0
Fidelity U.S. Bond Index Fund Class F	10.0	10.0
Fidelity Series Commodity Strategy Fund Class F	1.3	1.4
	100.0	100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	61.6%
Commodity Funds	1.3%
International Equity Funds	27.1%
Bond Funds	10.0%

Six months ago
Domestic Equity Funds	61.6%
Commodity Funds	1.4%
International Equity Funds	27.0%
Bond Funds	10.0%

Fidelity Freedom® Index 2050 Fund

Investments March 31, 2017

Showing Percentage of Net Assets

Domestic Equity Funds - 61.6%
	Shares	Value
Fidelity Total Market Index Fund Class F (a)
(Cost $571,106,567)	11,148,803	761,017,302

Commodity Funds - 1.3%
Fidelity Series Commodity Strategy Fund Class F (a)(b)
(Cost $19,411,172)	3,081,055	16,483,646

International Equity Funds - 27.1%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $318,105,467)	29,041,245	335,135,964

Bond Funds - 10.0%
Fidelity U.S. Bond Index Fund Class F (a)
(Cost $125,151,284)	10,744,378	123,775,230
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $1,033,774,490)		1,236,412,142
NET OTHER ASSETS (LIABILITIES) - 0.0%		(88,918)
NET ASSETS - 100%		$1,236,323,224

Legend

 (a) Affiliated Fund

 (b) Non-income producing

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Commodity Strategy Fund Class F	$12,176,215	$6,210,442	$2,948,938	$--	$16,483,646
Fidelity Series Global ex U.S. Index Fund	248,737,255	114,007,066	57,883,514	7,868,118	335,135,964
Fidelity Total Market Index Fund Class F	568,490,468	220,973,526	124,094,626	12,828,534	761,017,302
Fidelity U.S. Bond Index Fund Class F	92,061,871	49,841,617	15,548,034	2,623,951	123,775,230
Total	$921,465,809	$391,032,651	$200,475,112	$23,320,603	$1,236,412,142

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2050 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2017
Assets
Investment in securities, at value (cost $1,033,774,490) — See accompanying schedule		$1,236,412,142
Cash		2
Receivable for investments sold		5,365,620
Receivable for fund shares sold		27,058,950
Receivable from affiliate for expense reductions		34,111
Total assets		1,268,870,825
Liabilities
Payable for investments purchased	$7,110,399
Payable for fund shares redeemed	25,314,173
Transfer agent fees payable	123,029
Total liabilities		32,547,601
Net Assets		$1,236,323,224
Net Assets consist of:
Paid in capital		$1,038,003,919
Undistributed net investment income		346,250
Accumulated undistributed net realized gain (loss) on investments		(4,664,597)
Net unrealized appreciation (depreciation) on investments		202,637,652
Net Assets		$1,236,323,224
Investor Class:
Net Asset Value, offering price and redemption price per share ($513,542,670 ÷ 29,953,401 shares)		$17.14
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($722,780,554 ÷ 42,169,417 shares)		$17.14

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2017
Investment Income
Income distributions from underlying funds		$23,320,603
Expenses
Transfer agent fees	$1,253,273
Independent trustees' fees and expenses	4,519
Total expenses before reductions	1,257,792
Expense reductions	(430,777)	827,015
Net investment income (loss)		22,493,588
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(2,145,948)
Capital gain distributions from underlying funds	4,434,668
Total net realized gain (loss)		2,288,720
Change in net unrealized appreciation (depreciation) on investment securities		126,545,528
Net gain (loss)		128,834,248
Net increase (decrease) in net assets resulting from operations		$151,327,836

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2017	Year ended March 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$22,493,588	$16,911,206
Net realized gain (loss)	2,288,720	1,359,871
Change in net unrealized appreciation (depreciation)	126,545,528	(39,140,916)
Net increase (decrease) in net assets resulting from operations	151,327,836	(20,869,839)
Distributions to shareholders from net investment income	(22,369,375)	(16,694,489)
Distributions to shareholders from net realized gain	(535,461)	(164,234)
Total distributions	(22,904,836)	(16,858,723)
Share transactions - net increase (decrease)	186,468,123	229,522,028
Total increase (decrease) in net assets	314,891,123	191,793,466
Net Assets
Beginning of period	921,432,101	729,638,635
End of period	$1,236,323,224	$921,432,101
Other Information
Undistributed net investment income end of period	$346,250	$327,223

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Freedom Index 2050 Fund Investor Class

Years ended March 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$15.24	$16.01	$15.42	$13.51	$12.53
Income from Investment Operations
Net investment income (loss)A	.33	.28	.32	.26	.25
Net realized and unrealized gain (loss)	1.91	(.74)	.78	1.66	.95
Total from investment operations	2.24	(.46)	1.10	1.92	1.20
Distributions from net investment income	(.33)	(.30)	(.50)	(.01)	(.21)
Distributions from net realized gain	(.01)	–B	(.01)	–B	(.01)
Total distributions	(.34)	(.31)C	(.51)	(.01)	(.22)
Net asset value, end of period	$17.14	$15.24	$16.01	$15.42	$13.51
Total ReturnD	14.82%	(2.92)%	7.25%	14.21%	9.75%
Ratios to Average Net AssetsE,F
Expenses before reductions	.15%	.15%	.15%	.15%	.15%
Expenses net of fee waivers, if any	.10%	.08%	.08%	.08%	.09%
Expenses net of all reductions	.10%	.08%	.08%	.08%	.09%
Net investment income (loss)	2.06%	1.80%	2.02%	1.79%	2.02%
Supplemental Data
Net assets, end of period (000 omitted)	$513,543	$486,444	$729,639	$521,672	$326,221
Portfolio turnover rateF	19%	7%	10%	24%	8%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.31 per share is comprised of distributions from net investment income of $.302 and distributions from net realized gain of $.003 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Freedom Index 2050 Fund Institutional Premium Class

Years ended March 31,	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$15.24	$16.37
Income from Investment Operations
Net investment income (loss)B	.34	.38
Net realized and unrealized gain (loss)	1.91	(1.20)
Total from investment operations	2.25	(.82)
Distributions from net investment income	(.34)	(.30)
Distributions from net realized gain	(.01)	–C
Total distributions	(.35)	(.31)D
Net asset value, end of period	$17.14	$15.24
Total ReturnE,F	14.88%	(5.04)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.09%	.05%I
Expenses net of fee waivers, if any	.05%	.01%I
Expenses net of all reductions	.05%	.01%I
Net investment income (loss)	2.11%	3.40%I
Supplemental Data
Net assets, end of period (000 omitted)	$722,781	$434,989
Portfolio turnover rateH	19%	7%

 A For the period June 24, 2015 (commencement of sale of shares) to March 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions of $.31 per share is comprised of distributions from net investment income of $.304 and distributions from net realized gain of $.003 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any Underlying Funds.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2055 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Total Market Index Fund Class F	61.6	61.6
Fidelity Series Global ex U.S. Index Fund	27.1	27.0
Fidelity U.S. Bond Index Fund Class F	10.0	10.0
Fidelity Series Commodity Strategy Fund Class F	1.3	1.4
	100.0	100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	61.6%
Commodity Funds	1.3%
International Equity Funds	27.1%
Bond Funds	10.0%

Six months ago
Domestic Equity Funds	61.6%
Commodity Funds	1.4%
International Equity Funds	27.0%
Bond Funds	10.0%

Fidelity Freedom® Index 2055 Fund

Investments March 31, 2017

Showing Percentage of Net Assets

Domestic Equity Funds - 61.6%
	Shares	Value
Fidelity Total Market Index Fund Class F (a)
(Cost $199,146,980)	3,539,025	241,573,831

Commodity Funds - 1.3%
Fidelity Series Commodity Strategy Fund Class F (a)(b)
(Cost $5,547,756)	978,061	5,232,629

International Equity Funds - 27.1%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $100,858,072)	9,218,599	106,382,632

Bond Funds - 10.0%
Fidelity U.S. Bond Index Fund Class F (a)
(Cost $39,622,957)	3,410,586	39,289,946
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $345,175,765)		392,479,038
NET OTHER ASSETS (LIABILITIES) - 0.0%		(29,559)
NET ASSETS - 100%		$392,449,479

Legend

 (a) Affiliated Fund

 (b) Non-income producing

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Commodity Strategy Fund Class F	$3,772,993	$2,718,119	$1,596,625	$--	$5,232,629
Fidelity Series Global ex U.S. Index Fund	77,082,253	52,363,550	32,288,206	2,752,374	106,382,632
Fidelity Total Market Index Fund Class F	176,172,155	104,926,150	70,693,274	4,421,734	241,573,831
Fidelity U.S. Bond Index Fund Class F	28,528,984	21,785,269	10,070,306	854,598	39,289,946
Total	$285,556,385	$181,793,088	$114,648,411	$8,028,706	$392,479,038

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2055 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2017
Assets
Investment in securities, at value (cost $345,175,765) — See accompanying schedule		$392,479,038
Receivable for investments sold		1,447,835
Receivable for fund shares sold		30,457,933
Receivable from affiliate for expense reductions		10,743
Total assets		424,395,549
Liabilities
Payable for investments purchased	$2,925,573
Payable for fund shares redeemed	28,980,195
Transfer agent fees payable	40,302
Total liabilities		31,946,070
Net Assets		$392,449,479
Net Assets consist of:
Paid in capital		$346,519,658
Undistributed net investment income		71,722
Accumulated undistributed net realized gain (loss) on investments		(1,445,174)
Net unrealized appreciation (depreciation) on investments		47,303,273
Net Assets		$392,449,479
Investor Class:
Net Asset Value, offering price and redemption price per share ($181,697,014 ÷ 13,430,347 shares)		$13.53
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($210,752,465 ÷ 15,567,687 shares)		$13.54

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2017
Investment Income
Income distributions from underlying funds		$8,028,706
Expenses
Transfer agent fees	$414,451
Independent trustees' fees and expenses	1,473
Total expenses before reductions	415,924
Expense reductions	(140,227)	275,697
Net investment income (loss)		7,753,009
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(1,328,213)
Capital gain distributions from underlying funds	1,511,785
Total net realized gain (loss)		183,572
Change in net unrealized appreciation (depreciation) on investment securities		41,108,953
Net gain (loss)		41,292,525
Net increase (decrease) in net assets resulting from operations		$49,045,534

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2017	Year ended March 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,753,009	$4,847,095
Net realized gain (loss)	183,572	32,239
Change in net unrealized appreciation (depreciation)	41,108,953	(9,812,175)
Net increase (decrease) in net assets resulting from operations	49,045,534	(4,932,841)
Distributions to shareholders from net investment income	(7,681,288)	(4,901,701)
Distributions to shareholders from net realized gain	(531,576)	(268,734)
Distributions to shareholders from tax return of capital	–	(432,936)
Total distributions	(8,212,864)	(5,603,371)
Share transactions - net increase (decrease)	66,070,779	112,965,012
Total increase (decrease) in net assets	106,903,449	102,428,800
Net Assets
Beginning of period	285,546,030	183,117,230
End of period	$392,449,479	$285,546,030
Other Information
Undistributed net investment income end of period	$71,722	$–

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Freedom Index 2055 Fund Investor Class

Years ended March 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$12.06	$12.71	$12.07	$10.67	$9.86
Income from Investment Operations
Net investment income (loss)A	.28	.25	.26	.21	.21
Net realized and unrealized gain (loss)	1.50	(.63)	.62	1.36	.77
Total from investment operations	1.78	(.38)	.88	1.57	.98
Distributions from net investment income	(.29)	(.24)B	(.24)	(.17)	(.16)
Distributions from net realized gain	(.02)	(.01)B	–	–C	(.01)
Tax return of capital	–	(.02)	–	–	–
Total distributions	(.31)	(.27)	(.24)	(.17)	(.17)
Net asset value, end of period	$13.53	$12.06	$12.71	$12.07	$10.67
Total ReturnD	14.90%	(2.96)%	7.27%	14.76%	10.05%
Ratios to Average Net AssetsE,F
Expenses before reductions	.15%	.15%	.15%	.15%	.15%
Expenses net of fee waivers, if any	.10%	.08%	.08%	.08%	.09%
Expenses net of all reductions	.10%	.08%	.08%	.08%	.09%
Net investment income (loss)	2.18%	2.03%	2.10%	1.82%	2.06%
Supplemental Data
Net assets, end of period (000 omitted)	$181,697	$150,332	$183,117	$88,084	$30,205
Portfolio turnover rateF	33%	7%	8%	21%	19%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Amount represents less than $.005 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Freedom Index 2055 Fund Institutional Premium Class

Years ended March 31,	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$12.06	$13.00
Income from Investment Operations
Net investment income (loss)B	.28	.23
Net realized and unrealized gain (loss)	1.51	(.89)
Total from investment operations	1.79	(.66)
Distributions from net investment income	(.29)	(.25)C
Distributions from net realized gain	(.02)	(.01)C
Tax return of capital	–	(.02)
Total distributions	(.31)	(.28)
Net asset value, end of period	$13.54	$12.06
Total ReturnD,E	14.98%	(5.11)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.09%	.05%H
Expenses net of fee waivers, if any	.05%	.01%H
Expenses net of all reductions	.05%	.01%H
Net investment income (loss)	2.23%	2.63%H
Supplemental Data
Net assets, end of period (000 omitted)	$210,752	$135,214
Portfolio turnover rateG	33%	7%

 A For the period June 24, 2015 (commencement of sale of shares) to March 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2060 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Total Market Index Fund Class F	61.6	61.7
Fidelity Series Global ex U.S. Index Fund	27.1	27.0
Fidelity U.S. Bond Index Fund Class F	10.0	10.0
Fidelity Series Commodity Strategy Fund Class F	1.3	1.3
	100.0	100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	61.6%
Commodity Funds	1.3%
International Equity Funds	27.1%
Bond Funds	10.0%

Six months ago
Domestic Equity Funds	61.7%
Commodity Funds	1.3%
International Equity Funds	27.0%
Bond Funds	10.0%

Fidelity Freedom® Index 2060 Fund

Investments March 31, 2017

Showing Percentage of Net Assets

Domestic Equity Funds - 61.6%
	Shares	Value
Fidelity Total Market Index Fund Class F (a)
(Cost $36,842,971)	599,612	40,929,514

Commodity Funds - 1.3%
Fidelity Series Commodity Strategy Fund Class F (a)(b)
(Cost $871,641)	165,714	886,569

International Equity Funds - 27.1%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $16,771,010)	1,561,884	18,024,136

Bond Funds - 10.0%
Fidelity U.S. Bond Index Fund Class F (a)
(Cost $6,723,803)	577,801	6,656,264
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $61,209,425)		66,496,483
NET OTHER ASSETS (LIABILITIES) - 0.0%		(5,134)
NET ASSETS - 100%		$66,491,349

Legend

 (a) Affiliated Fund

 (b) Non-income producing

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Commodity Strategy Fund Class F	$354,151	$756,793	$255,761	$--	$886,569
Fidelity Series Global ex U.S. Index Fund	7,157,920	14,796,732	5,166,945	408,333	18,024,136
Fidelity Total Market Index Fund Class F	16,361,650	32,127,177	11,639,745	626,116	40,929,514
Fidelity U.S. Bond Index Fund Class F	2,649,719	5,840,109	1,693,790	110,729	6,656,264
Total	$26,523,440	$53,520,811	$18,756,241	$1,145,178	$66,496,483

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2060 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2017
Assets
Investment in securities, at value (cost $61,209,425) — See accompanying schedule		$66,496,483
Receivable for investments sold		221,091
Receivable for fund shares sold		6,071,085
Receivable from affiliate for expense reductions		1,744
Total assets		72,790,403
Liabilities
Payable for investments purchased	$549,636
Payable for fund shares redeemed	5,742,549
Transfer agent fees payable	6,869
Total liabilities		6,299,054
Net Assets		$66,491,349
Net Assets consist of:
Paid in capital		$61,284,974
Undistributed net investment income		23,783
Accumulated undistributed net realized gain (loss) on investments		(104,466)
Net unrealized appreciation (depreciation) on investments		5,287,058
Net Assets		$66,491,349
Investor Class:
Net Asset Value, offering price and redemption price per share ($38,013,448 ÷ 3,441,999 shares)		$11.04
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($28,477,901 ÷ 2,577,887 shares)		$11.05

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2017
Investment Income
Income distributions from underlying funds		$1,145,178
Expenses
Transfer agent fees	$57,315
Independent trustees' fees and expenses	182
Total expenses before reductions	57,497
Expense reductions	(18,013)	39,484
Net investment income (loss)		1,105,694
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(191,248)
Capital gain distributions from underlying funds	206,323
Total net realized gain (loss)		15,075
Change in net unrealized appreciation (depreciation) on investment securities		5,399,937
Net gain (loss)		5,415,012
Net increase (decrease) in net assets resulting from operations		$6,520,706

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2017	Year ended March 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,105,694	$303,394
Net realized gain (loss)	15,075	12,607
Change in net unrealized appreciation (depreciation)	5,399,937	(169,757)
Net increase (decrease) in net assets resulting from operations	6,520,706	146,244
Distributions to shareholders from net investment income	(1,092,289)	(293,946)
Distributions to shareholders from net realized gain	(118,789)	(5,071)
Total distributions	(1,211,078)	(299,017)
Share transactions - net increase (decrease)	34,659,327	23,014,985
Total increase (decrease) in net assets	39,968,955	22,862,212
Net Assets
Beginning of period	26,522,394	3,660,182
End of period	$66,491,349	$26,522,394
Other Information
Undistributed net investment income end of period	$23,783	$10,377

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Freedom Index 2060 Fund Investor Class

Years ended March 31,	2017	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$9.85	$10.33	$10.00
Income from Investment Operations
Net investment income (loss)B	.25	.25	.09
Net realized and unrealized gain (loss)	1.19	(.55)	.40
Total from investment operations	1.44	(.30)	.49
Distributions from net investment income	(.22)	(.18)	(.16)
Distributions from net realized gain	(.03)	–C	–C
Total distributions	(.25)	(.18)	(.16)
Net asset value, end of period	$11.04	$9.85	$10.33
Total ReturnD,E	14.80%	(2.94)%	4.90%
Ratios to Average Net AssetsF,G
Expenses before reductions	.15%	.15%	.15%H
Expenses net of fee waivers, if any	.11%	.08%	.09%H
Expenses net of all reductions	.11%	.08%	.09%H
Net investment income (loss)	2.41%	2.57%	1.35%H
Supplemental Data
Net assets, end of period (000 omitted)	$38,013	$16,979	$3,660
Portfolio turnover rateG	41%	8%	33%H

 A For the period August 5, 2014 (commencement of operations) to March 31, 2015.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the activity of any underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Freedom Index 2060 Fund Institutional Premium Class

Years ended March 31,	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$9.85	$10.56
Income from Investment Operations
Net investment income (loss)B	.26	.13
Net realized and unrealized gain (loss)	1.19	(.66)
Total from investment operations	1.45	(.53)
Distributions from net investment income	(.22)	(.18)
Distributions from net realized gain	(.03)	–C
Total distributions	(.25)	(.18)
Net asset value, end of period	$11.05	$9.85
Total ReturnD,E	14.93%	(5.05)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.09%	.05%H
Expenses net of fee waivers, if any	.06%	.01%H
Expenses net of all reductions	.06%	.01%H
Net investment income (loss)	2.47%	1.80%H
Supplemental Data
Net assets, end of period (000 omitted)	$28,478	$9,543
Portfolio turnover rateG	41%	8%

 A For the period June 24, 2015 (commencement of sale of shares) to March 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the activity of any underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended March 31, 2017

1. Organization.

Fidelity Freedom Index Income Fund, Fidelity Freedom Index 2005 Fund, Fidelity Freedom Index 2010 Fund, Fidelity Freedom Index 2015 Fund, Fidelity Freedom Index 2020 Fund, Fidelity Freedom Index 2025 Fund, Fidelity Freedom Index 2030 Fund, Fidelity Freedom Index 2035 Fund, Fidelity Freedom Index 2040 Fund, Fidelity Freedom Index 2045 Fund, Fidelity Freedom Index 2050 Fund, Fidelity Freedom Index 2055 Fund and Fidelity Freedom Index 2060 Fund (the Funds) are funds of Fidelity Aberdeen Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other Fidelity equity, bond, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR). Each Fund offers Investor Class (formerly Freedom Index) and Institutional Premium Class (formerly Class W) shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

During the period, certain underlying investments incurred name changes. These changes may involve one or more of the following, as applicable: replacing “Spartan” with “Fidelity” or renaming “Fidelity Institutional Money Market” to “Fidelity Investments Money Market.” The names of the underlying investments are those in effect at period end.

2. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of March 31, 2017, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities
Fidelity Freedom Index Income Fund	$248,550,151	$19,208,242	$(3,333,023)	$15,875,219
Fidelity Freedom Index 2005 Fund	82,131,439	9,668,894	(1,035,794)	8,633,100
Fidelity Freedom Index 2010 Fund	421,569,151	74,423,695	(4,524,307)	69,899,388
Fidelity Freedom Index 2015 Fund	879,495,514	168,781,401	(10,997,500)	157,783,901
Fidelity Freedom Index 2020 Fund	2,843,838,213	482,356,112	(35,911,346)	446,444,766
Fidelity Freedom Index 2025 Fund	2,313,129,350	399,574,202	(28,179,360)	371,394,842
Fidelity Freedom Index 2030 Fund	2,824,217,302	569,355,901	(33,955,229)	535,400,672
Fidelity Freedom Index 2035 Fund	1,710,047,377	374,664,135	(18,007,821)	356,656,314
Fidelity Freedom Index 2040 Fund	1,918,500,472	439,971,409	(20,230,393)	419,741,016
Fidelity Freedom Index 2045 Fund	1,113,421,705	225,524,911	(11,312,650)	214,212,261
Fidelity Freedom Index 2050 Fund	1,041,811,778	205,825,566	(11,225,202)	194,600,364
Fidelity Freedom Index 2055 Fund	347,262,405	47,704,963	(2,488,330)	45,216,633
Fidelity Freedom Index 2060 Fund	61,597,063	5,180,490	(281,070)	4,899,420

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Undistributed long-term capital gain	Capital loss carryforward	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Freedom Index Income Fund	$349,683	$504,610	$–	$15,875,219
Fidelity Freedom Index 2005 Fund	260,090	285,757	–	8,633,100
Fidelity Freedom Index 2010 Fund	1,320,477	3,816,463	–	69,899,388
Fidelity Freedom Index 2015 Fund	1,753,093	1,552,621	–	157,783,901
Fidelity Freedom Index 2020 Fund	6,184,338	–	(5,241,095)	446,444,766
Fidelity Freedom Index 2025 Fund	4,243,043	–	(2,673,574)	371,394,842
Fidelity Freedom Index 2030 Fund	3,423,084	–	(4,681,324)	535,400,672
Fidelity Freedom Index 2035 Fund	559,847	–	(2,695,602)	356,656,314
Fidelity Freedom Index 2040 Fund	615,709	–	(747,673)	419,741,016
Fidelity Freedom Index 2045 Fund	426,824	1,141,249	–	214,212,261
Fidelity Freedom Index 2050 Fund	346,251	3,372,689	–	194,600,364
Fidelity Freedom Index 2055 Fund	360,016	353,173	–	45,216,633
Fidelity Freedom Index 2060 Fund	104,222	202,734	–	4,899,420

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	Short-term	Long-term	Total no expiration	Total capital loss carryfoward
Fidelity Freedom Index 2020 Fund	(1,472,105)	(3,768,990)	(5,241,095)	(5,241,095)
Fidelity Freedom Index 2025 Fund	(559,248)	(2,114,326)	(2,673,574)	(2,673,574)
Fidelity Freedom Index 2030 Fund	(3,139,181)	(1,542,143)	(4,681,324)	(4,681,324)
Fidelity Freedom Index 2035 Fund	(2,532,421)	(163,181)	(2,695,602)	(2,695,602)
Fidelity Freedom Index 2040 Fund	(747,673)	(–)	(747,673)	(747,673)

The tax character of distributions paid was as follows:

March 31, 2017
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Freedom Index Income Fund	$4,110,564	$88,855	$4,199,419
Fidelity Freedom Index 2005 Fund	1,497,282	100,510	1,597,792
Fidelity Freedom Index 2010 Fund	8,739,929	–	8,739,929
Fidelity Freedom Index 2015 Fund	17,965,605	–	17,965,605
Fidelity Freedom Index 2020 Fund	56,260,150	–	56,260,150
Fidelity Freedom Index 2025 Fund	45,605,238	–	45,605,238
Fidelity Freedom Index 2030 Fund	59,253,219	–	59,253,219
Fidelity Freedom Index 2035 Fund	35,821,329	–	35,821,329
Fidelity Freedom Index 2040 Fund	41,803,858	–	41,803,858
Fidelity Freedom Index 2045 Fund	23,298,222	–	23,298,222
Fidelity Freedom Index 2050 Fund	22,904,836	–	22,904,836
Fidelity Freedom Index 2055 Fund	7,867,340	345,524	8,212,864
Fidelity Freedom Index 2060 Fund	1,128,124	82,954	1,211,078

March 31, 2016
	Ordinary Income	Long-term Capital Gains	Tax Return of Capital	Total
Fidelity Freedom Index Income Fund	$3,675,722	$89,418	$–	$3,765,140
Fidelity Freedom Index 2005 Fund	1,267,405	–	–	1,267,405
Fidelity Freedom Index 2010 Fund	8,138,992	–	–	8,138,992
Fidelity Freedom Index 2015 Fund	16,922,991	–	–	16,922,991
Fidelity Freedom Index 2020 Fund	49,246,420	–	–	49,246,420
Fidelity Freedom Index 2025 Fund	35,479,155	–	–	35,479,155
Fidelity Freedom Index 2030 Fund	47,502,891	–	–	47,502,891
Fidelity Freedom Index 2035 Fund	27,662,734	–	–	27,662,734
Fidelity Freedom Index 2040 Fund	33,142,309	–	–	33,142,309
Fidelity Freedom Index 2045 Fund	17,156,202	–	–	17,156,202
Fidelity Freedom Index 2050 Fund	16,858,723	–	–	16,858,723
Fidelity Freedom Index 2055 Fund	4,910,014	260,421	432,936	5,603,371
Fidelity Freedom Index 2060 Fund	293,946	5,071	–	299,017

3. Purchases and Redemptions of Underlying Fund Shares.

Purchases and redemptions of the Underlying Fund shares are noted in the table below.

	Purchases ($)	Redemptions ($)
Fidelity Freedom Index Income Fund	144,148,426	134,784,541
Fidelity Freedom Index 2005 Fund	52,655,865	44,933,392
Fidelity Freedom Index 2010 Fund	189,167,006	168,889,726
Fidelity Freedom Index 2015 Fund	343,390,584	274,772,673
Fidelity Freedom Index 2020 Fund	1,000,425,725	579,800,393
Fidelity Freedom Index 2025 Fund	938,821,642	409,976,855
Fidelity Freedom Index 2030 Fund	955,223,697	364,675,053
Fidelity Freedom Index 2035 Fund	627,072,017	222,880,367
Fidelity Freedom Index 2040 Fund	627,355,740	263,691,474
Fidelity Freedom Index 2045 Fund	438,630,865	169,963,791
Fidelity Freedom Index 2050 Fund	391,032,651	200,475,112
Fidelity Freedom Index 2055 Fund	181,793,088	114,648,411
Fidelity Freedom Index 2060 Fund	53,520,811	18,756,241

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR Co., Inc. (the investment adviser), an affiliate of FMR provides the Funds with investment management related services. The Funds do not pay any fees for these services.

Other Transactions. The investment adviser has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of each Fund. Pursuant to this agreement, FMR pays all expenses of each Fund, excluding transfer agent fees, compensation of the independent Trustees and certain other expenses such as interest expense. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each Fund.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Funds. Effective August 1, 2016, FIIOC receives an asset-based fee of .15% and .10% of class-level average net assets for each Investor Class and Institutional Premium Class, respectively. Prior to August 1, 2016, FIIOC received an asset-based fee of .15% and .05% of class-level average net assets for each Investor Class and Institutional Premium Class, respectively. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets
Fidelity Freedom Index Income Fund
Investor Class	$203,496.15
Institutional Premium Class	106,207.08
	$309,703
Fidelity Freedom Index 2005 Fund
Investor Class	$75,048.15
Institutional Premium Class	31,741.09
	$106,789
Fidelity Freedom Index 2010 Fund
Investor Class	$326,241.15
Institutional Premium Class	211,051.08
	$537,292
Fidelity Freedom Index 2015 Fund
Investor Class	$799,226.15
Institutional Premium Class	363,862.09
	$1,163,088
Fidelity Freedom Index 2020 Fund
Investor Class	$2,011,860.15
Institutional Premium Class	1,374,460.09
	$3,386,320
Fidelity Freedom Index 2025 Fund
Investor Class	$1,775,792.15
Institutional Premium Class	958,874.09
	$2,734,666
Fidelity Freedom Index 2030 Fund
Investor Class	$1,958,304.15
Institutional Premium Class	1,355,062.09
	$3,313,366
Fidelity Freedom Index 2035 Fund
Investor Class	$1,340,435.15
Institutional Premium Class	719,089.09
	$2,059,524
Fidelity Freedom Index 2040 Fund
Investor Class	$1,356,595.15
Institutional Premium Class	953,289.09
	$2,309,884
Fidelity Freedom Index 2045 Fund
Investor Class	$834,609.15
Institutional Premium Class	481,450.09
	$1,316,059
Fidelity Freedom Index 2050 Fund
Investor Class	$763,372.15
Institutional Premium Class	489,901.09
	$1,253,273
Fidelity Freedom Index 2055 Fund
Investor Class	$264,707.15
Institutional Premium Class	149,744.09
	$414,451
Fidelity Freedom Index 2060 Fund
Investor Class	$41,682.15
Institutional Premium Class	15,633.09
	$57,315

Other. During the period, the investment adviser reimbursed the Funds for certain losses as follows:

Amount
Fidelity Freedom Index 2015 Fund	$2,234
Fidelity Freedom Index 2020 Fund	3,869
Fidelity Freedom Index 2025 Fund	4,562
Fidelity Freedom Index 2030 Fund	8,832
Fidelity Freedom Index 2035 Fund	14,766
Fidelity Freedom Index 2040 Fund	7,048
Fidelity Freedom Index 2045 Fund	11,476
Fidelity Freedom Index 2050 Fund	10,785
Fidelity Freedom Index 2055 Fund	2,661

5. Expense Reductions.

FMR contractually agreed to reimburse funds to the extent annual operating expenses, including acquired fund fees and expenses, exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement
Fidelity Freedom Index Income Fund
Investor Class	.16/.15%(a)	$96,239
Institutional Premium Class	.10%	73,153
Fidelity Freedom Index 2005 Fund
Investor Class	.16/.15%(a)	$32,041
Institutional Premium Class	.10%	19,173
Fidelity Freedom Index 2010 Fund
Investor Class	.16/.15%(a)	$129,630
Institutional Premium Class	.10%	115,984
Fidelity Freedom Index 2015 Fund
Investor Class	.16/.15%(a)	$293,762
Institutional Premium Class	.10%	179,674
Fidelity Freedom Index 2020 Fund
Investor Class	.16/.15%(a)	$701,689
Institutional Premium Class	.10%	629,877
Fidelity Freedom Index 2025 Fund
Investor Class	.16/.15%(a)	$579,167
Institutional Premium Class	.10%	402,421
Fidelity Freedom Index 2030 Fund
Investor Class	.16/.15%(a)	$603,619
Institutional Premium Class	.10%	516,797
Fidelity Freedom Index 2035 Fund
Investor Class	.16/.15%(a)	$419,954
Institutional Premium Class	.10%	279,081
Fidelity Freedom Index 2040 Fund
Investor Class	.16/.15%(a)	$428,278
Institutional Premium Class	.10%	372,300
Fidelity Freedom Index 2045 Fund
Investor Class	.16/.15%(a)	$261,719
Institutional Premium Class	.10%	186,584
Fidelity Freedom Index 2050 Fund
Investor Class	.16/.15%(a)	$239,064
Institutional Premium Class	.10%	191,713
Fidelity Freedom Index 2055 Fund
Investor Class	.16/.15%(a)	$81,298
Institutional Premium Class	.10%	58,929
Fidelity Freedom Index 2060 Fund
Investor Class	.16/.15%(a)	$12,072
Institutional Premium Class	.10%	5,941

 (a) Expense limitation effective August 1, 2016.

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended March 31, 2017	Year ended March 31, 2016(a)
Fidelity Freedom Index Income Fund
From net investment income
Investor Class	$1,996,456	$2,700,774
Institutional Premium Class	1,912,305	885,530
Total	$3,908,761	$3,586,304
From net realized gain
Investor Class	$150,766	$107,552
Institutional Premium Class	139,892	71,284
Total	$290,658	$178,836
Fidelity Freedom Index 2005 Fund
From net investment income
Investor Class	$800,634	$984,947
Institutional Premium Class	579,982	257,925
Total	$1,380,616	$1,242,872
From net realized gain
Investor Class	$129,727	$18,833
Institutional Premium Class	87,449	5,700
Total	$217,176	$24,533
Fidelity Freedom Index 2010 Fund
From net investment income
Investor Class	$3,539,796	$4,906,146
Institutional Premium Class	4,358,767	3,095,480
Total	$7,898,563	$8,001,626
From net realized gain
Investor Class	$381,528	$77,838
Institutional Premium Class	459,838	59,528
Total	$841,366	$137,366
Fidelity Freedom Index 2015 Fund
From net investment income
Investor Class	$9,172,905	$12,413,040
Institutional Premium Class	7,945,031	4,307,179
Total	$17,117,936	$16,720,219
From net realized gain
Investor Class	$458,047	$145,849
Institutional Premium Class	389,622	56,923
Total	$847,669	$202,772
Fidelity Freedom Index 2020 Fund
From net investment income
Investor Class	$23,304,370	$29,760,778
Institutional Premium Class	31,669,417	18,920,244
Total	$54,973,787	$48,681,022
From net realized gain
Investor Class	$548,816	$329,878
Institutional Premium Class	737,547	235,520
Total	$1,286,363	$565,398
Fidelity Freedom Index 2025 Fund
From net investment income
Investor Class	$21,703,699	$24,697,425
Institutional Premium Class	22,762,696	10,396,177
Total	$44,466,395	$35,093,602
From net realized gain
Investor Class	$559,008	$268,303
Institutional Premium Class	579,835	117,250
Total	$1,138,843	$385,553
Fidelity Freedom Index 2030 Fund
From net investment income
Investor Class	$24,373,531	$28,249,189
Institutional Premium Class	33,496,158	18,770,229
Total	$57,869,689	$47,019,418
From net realized gain
Investor Class	$586,826	$286,583
Institutional Premium Class	796,704	196,890
Total	$1,383,530	$483,473
Fidelity Freedom Index 2035 Fund
From net investment income
Investor Class	$16,961,113	$18,513,045
Institutional Premium Class	17,946,279	8,877,374
Total	$34,907,392	$27,390,419
From net realized gain
Investor Class	$449,097	$183,836
Institutional Premium Class	464,840	88,479
Total	$913,937	$272,315
Fidelity Freedom Index 2040 Fund
From net investment income
Investor Class	$17,080,737	$18,450,439
Institutional Premium Class	23,681,188	14,367,325
Total	$40,761,925	$32,817,764
From net realized gain
Investor Class	$442,955	$182,295
Institutional Premium Class	598,978	142,250
Total	$1,041,933	$324,545
Fidelity Freedom Index 2045 Fund
From net investment income
Investor Class	$10,737,036	$10,705,665
Institutional Premium Class	11,987,153	6,282,420
Total	$22,724,189	$16,988,085
From net realized gain
Investor Class	$274,255	$105,915
Institutional Premium Class	299,778	62,202
Total	$574,033	$168,117
Fidelity Freedom Index 2050 Fund
From net investment income
Investor Class	$10,303,125	$9,323,501
Institutional Premium Class	12,066,250	7,370,988
Total	$22,369,375	$16,694,489
From net realized gain
Investor Class	$249,625	$91,495
Institutional Premium Class	285,836	72,739
Total	$535,461	$164,234
Fidelity Freedom Index 2055 Fund
From net investment income
Investor Class	$4,034,106	$2,789,796
Institutional Premium Class	3,647,182	2,111,905
Total	$7,681,288	$4,901,701
From net realized gain
Investor Class	$279,176	$152,950
Institutional Premium Class	252,400	115,784
Total	$531,576	$268,734
From tax return of capital
Investor Class	$–	$249,498
Institutional Premium Class	–	183,438
Total	$–	$432,936
Fidelity Freedom Index 2060 Fund
From net investment income
Investor Class	$684,030	$203,923
Institutional Premium Class	408,259	90,023
Total	$1,092,289	$293,946
From net realized gain
Investor Class	$74,457	$3,528
Institutional Premium Class	44,332	1,543
Total	$118,789	$5,071

 (a) Distributions for Institutional Premium Class are for the period June 24, 2015 (commencement of sale of shares) to March 31, 2016.

7. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended March 31, 2017	Year ended March 31, 2016(a)	Year ended March 31, 2017	Year ended March 31, 2016(a)
Fidelity Freedom Index Income Fund
Investor Class
Shares sold	5,472,439	6,715,869	$62,923,368	$76,213,802
Reinvestment of distributions	187,085	248,024	2,141,584	2,805,500
Shares redeemed	(7,843,160)	(15,802,557)	(90,256,439)	(178,312,693)
Net increase (decrease)	(2,183,636)	(8,838,664)	$(25,191,487)	$(99,293,391)
Institutional Premium Class
Shares sold	6,690,874	10,631,062	$77,016,245	$119,660,753
Reinvestment of distributions	179,461	85,434	2,052,197	956,814
Shares redeemed	(3,894,583)	(1,121,618)	(44,742,422)	(12,525,410)
Net increase (decrease)	2,975,752	9,594,878	$34,326,020	$108,092,157
Fidelity Freedom Index 2005 Fund
Investor Class
Shares sold	2,190,698	2,061,227	$27,882,045	$25,720,546
Reinvestment of distributions	73,921	81,013	929,123	1,003,598
Shares redeemed	(2,962,530)	(3,925,844)	(37,691,161)	(48,463,160)
Net increase (decrease)	(697,911)	(1,783,604)	$(8,879,993)	$(21,739,016)
Institutional Premium Class
Shares sold	2,238,959	2,460,346	$28,439,054	$30,120,440
Reinvestment of distributions	53,090	21,416	667,432	263,625
Shares redeemed	(983,046)	(159,366)	(12,517,185)	(1,942,866)
Net increase (decrease)	1,309,003	2,322,396	$16,589,301	$28,441,199
Fidelity Freedom Index 2010 Fund
Investor Class
Shares sold	7,044,713	8,644,359	$94,453,179	$113,250,252
Reinvestment of distributions	293,703	381,772	3,896,835	4,978,043
Shares redeemed	(10,201,235)	(27,189,729)	(136,513,971)	(353,485,636)
Net increase (decrease)	(2,862,819)	(18,163,598)	$(38,163,957)	$(235,257,341)
Institutional Premium Class
Shares sold	10,130,533	18,039,953	$135,912,974	$233,569,990
Reinvestment of distributions	363,122	244,196	4,818,606	3,155,008
Shares redeemed	(6,171,750)	(1,755,679)	(82,816,566)	(22,398,247)
Net increase (decrease)	4,321,905	16,528,470	$57,915,014	$214,326,751
Fidelity Freedom Index 2015 Fund
Investor Class
Shares sold	20,281,438	21,105,246	$277,791,984	$280,710,450
Reinvestment of distributions	708,213	948,296	9,602,506	12,536,669
Shares redeemed	(28,106,744)	(45,210,446)	(383,161,067)	(593,006,830)
Net increase (decrease)	(7,117,093)	(23,156,904)	$(95,766,577)	$(299,759,711)
Institutional Premium Class
Shares sold	22,597,464	27,540,788	$308,371,275	$357,931,885
Reinvestment of distributions	615,010	332,376	8,334,653	4,364,102
Shares redeemed	(11,278,377)	(2,883,257)	(154,561,605)	(37,348,783)
Net increase (decrease)	11,934,097	24,989,907	$162,144,323	$324,947,204
Fidelity Freedom Index 2020 Fund
Investor Class
Shares sold	48,184,580	51,952,901	$684,334,259	$715,490,099
Reinvestment of distributions	1,689,840	2,197,214	23,794,452	30,059,629
Shares redeemed	(65,056,684)	(125,114,874)	(921,238,562)	(1,698,253,504)
Net increase (decrease)	(15,182,264)	(70,964,759)	$(213,109,851)	$(952,703,776)
Institutional Premium Class
Shares sold	72,790,691	97,170,716	$1,033,200,767	$1,312,997,448
Reinvestment of distributions	2,301,705	1,410,586	32,406,964	19,155,764
Shares redeemed	(30,981,726)	(7,000,779)	(440,777,839)	(92,937,529)
Net increase (decrease)	44,110,670	91,580,523	$624,829,892	$1,239,215,683
Fidelity Freedom Index 2025 Fund
Investor Class
Shares sold	47,899,972	41,759,997	$713,989,396	$600,958,723
Reinvestment of distributions	1,500,969	1,746,196	22,204,638	24,924,051
Shares redeemed	(52,865,951)	(77,309,515)	(785,434,560)	(1,088,985,441)
Net increase (decrease)	(3,465,010)	(33,803,322)	$(49,240,526)	$(463,102,667)
Institutional Premium Class
Shares sold	57,782,802	57,189,457	$860,307,689	$800,211,343
Reinvestment of distributions	1,577,133	739,341	23,342,531	10,513,427
Shares redeemed	(20,950,024)	(2,361,276)	(313,105,017)	(32,858,495)
Net increase (decrease)	38,409,911	55,567,522	$570,545,203	$777,866,275
Fidelity Freedom Index 2030 Fund
Investor Class
Shares sold	43,438,337	43,906,047	$663,932,133	$645,938,706
Reinvestment of distributions	1,637,451	1,956,770	24,932,874	28,533,934
Shares redeemed	(52,837,210)	(101,954,697)	(804,287,378)	(1,468,703,985)
Net increase (decrease)	(7,761,422)	(56,091,880)	$(115,422,371)	$(794,231,345)
Institutional Premium Class
Shares sold	67,039,636	82,794,549	$1,023,375,003	$1,186,942,442
Reinvestment of distributions	2,250,610	1,307,176	34,292,862	18,967,119
Shares redeemed	(23,646,239)	(3,666,028)	(362,380,632)	(51,708,288)
Net increase (decrease)	45,644,007	80,435,697	$695,287,233	$1,154,201,273
Fidelity Freedom Index 2035 Fund
Investor Class
Shares sold	32,192,805	27,897,475	$509,968,092	$423,212,476
Reinvestment of distributions	1,097,492	1,243,840	17,404,289	18,693,558
Shares redeemed	(36,592,133)	(51,909,978)	(576,710,358)	(767,519,618)
Net increase (decrease)	(3,301,836)	(22,768,663)	$(49,337,977)	$(325,613,584)
Institutional Premium Class
Shares sold	42,250,153	39,990,477	$669,214,474	$586,694,337
Reinvestment of distributions	1,160,877	597,724	18,411,119	8,965,853
Shares redeemed	(15,095,201)	(1,621,564)	(240,553,734)	(23,472,011)
Net increase (decrease)	28,315,829	38,966,637	$447,071,859	$572,188,179
Fidelity Freedom Index 2040 Fund
Investor Class
Shares sold	28,011,605	30,635,484	$446,188,819	$468,806,968
Reinvestment of distributions	1,098,018	1,231,237	17,510,598	18,621,813
Shares redeemed	(36,550,390)	(67,048,049)	(580,780,859)	(1,006,409,755)
Net increase (decrease)	(7,440,767)	(35,181,328)	$(117,081,442)	$(518,980,974)
Institutional Premium Class
Shares sold	46,190,070	56,671,368	$736,375,615	$845,843,342
Reinvestment of distributions	1,522,393	961,536	24,280,166	14,509,575
Shares redeemed	(17,915,369)	(2,293,116)	(287,385,757)	(33,242,027)
Net increase (decrease)	29,797,094	55,339,788	$473,270,024	$827,110,890
Fidelity Freedom Index 2045 Fund
Investor Class
Shares sold	19,823,893	19,576,212	$318,309,717	$301,341,772
Reinvestment of distributions	684,398	708,893	11,004,293	10,810,269
Shares redeemed	(22,097,306)	(31,637,614)	(353,621,090)	(476,223,331)
Net increase (decrease)	(1,589,015)	(11,352,509)	$(24,307,080)	$(164,071,290)
Institutional Premium Class
Shares sold	28,805,992	26,372,727	$463,076,219	$394,185,595
Reinvestment of distributions	763,636	416,861	12,286,931	6,344,622
Shares redeemed	(11,498,796)	(1,216,234)	(186,640,457)	(17,817,556)
Net increase (decrease)	18,070,832	25,573,354	$288,722,693	$382,712,661
Fidelity Freedom Index 2050 Fund
Investor Class
Shares sold	16,965,670	19,448,196	$274,430,496	$301,834,848
Reinvestment of distributions	651,541	612,484	10,548,360	9,412,888
Shares redeemed	(19,584,212)	(33,725,377)	(317,715,407)	(513,968,106)
Net increase (decrease)	(1,967,001)	(13,664,697)	$(32,736,551)	$(202,720,370)
Institutional Premium Class
Shares sold	25,993,636	29,420,562	$422,025,557	$444,771,494
Reinvestment of distributions	763,479	485,883	12,352,086	7,443,727
Shares redeemed	(13,138,476)	(1,355,667)	(215,172,969)	(19,972,823)
Net increase (decrease)	13,618,639	28,550,778	$219,204,674	$432,242,398
Fidelity Freedom Index 2055 Fund
Investor Class
Shares sold	10,050,705	10,054,868	$128,609,967	$123,788,005
Reinvestment of distributions	337,208	262,643	4,312,895	3,191,611
Shares redeemed	(9,419,162)	(12,265,907)	(121,876,765)	(147,752,272)
Net increase (decrease)	968,751	(1,948,396)	$11,046,097	$(20,772,656)
Institutional Premium Class
Shares sold	13,277,567	11,459,467	$171,166,863	$136,592,083
Reinvestment of distributions	304,655	198,774	3,899,582	2,411,127
Shares redeemed	(9,222,050)	(450,726)	(120,041,763)	(5,265,542)
Net increase (decrease)	4,360,172	11,207,515	$55,024,682	$133,737,668
Fidelity Freedom Index 2060 Fund
Investor Class
Shares sold	3,577,814	2,171,809	$37,554,524	$21,567,527
Reinvestment of distributions	72,853	20,916	757,969	207,395
Shares redeemed	(1,932,826)	(823,039)	(20,536,667)	(8,073,598)
Net increase (decrease)	1,717,841	1,369,686	$17,775,826	$13,701,324
Institutional Premium Class
Shares sold	3,458,757	998,645	$36,471,799	$9,593,510
Reinvestment of distributions	43,510	9,249	452,591	91,566
Shares redeemed	(1,893,435)	(38,839)	(20,040,889)	(371,415)
Net increase (decrease)	1,608,832	969,055	$16,883,501	$9,313,661

 (a) Share transactions for Institutional Premium Class are for the period June 24, 2015 (commencement of sale of shares) to March 31, 2016.

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Funds within their principal investment strategies may represent a significant portion of the Underlying Fund's net assets. At the end of the period, the following Funds were the owners of record of 10% or more of the total outstanding shares of the Underlying Funds.

	Fidelity Freedom Index 2020 Fund	Fidelity Freedom Index 2025 Fund	Fidelity Freedom Index 2030 Fund	Fidelity Freedom Index 2035 Fund	Fidelity Freedom Index 2040 Fund
Fund
Fidelity Series Global ex U.S. Index Fund	14%	12%	19%	13%	15%

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Funds.

Fund	% of shares held
Fidelity Series Global ex U.S. Index Fund	98%
Fidelity Total Market Index Fund	23%

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Aberdeen Street Trust and the Shareholders of Fidelity Freedom Index Income Fund, Fidelity Freedom Index 2005 Fund, Fidelity Freedom Index 2010 Fund, Fidelity Freedom Index 2015 Fund, Fidelity Freedom Index 2020 Fund, Fidelity Freedom Index 2025 Fund, Fidelity Freedom Index 2030 Fund, Fidelity Freedom Index 2035 Fund, Fidelity Freedom Index 2040 Fund, Fidelity Freedom Index 2045 Fund, Fidelity Freedom Index 2050 Fund, Fidelity Freedom Index 2055 Fund and Fidelity Freedom Index 2060 Fund:

We have audited the accompanying statements of assets and liabilities of Fidelity Freedom Index Income Fund, Fidelity Freedom Index 2005 Fund, Fidelity Freedom Index 2010 Fund, Fidelity Freedom Index 2015 Fund, Fidelity Freedom Index 2020 Fund, Fidelity Freedom Index 2025 Fund, Fidelity Freedom Index 2030 Fund, Fidelity Freedom Index 2035 Fund, Fidelity Freedom Index 2040 Fund, Fidelity Freedom Index 2045 Fund, Fidelity Freedom Index 2050 Fund, Fidelity Freedom Index 2055 Fund and Fidelity Freedom Index 2060 (the Funds), each a fund of the Fidelity Aberdeen Street Trust, including the schedules of investments, as of March 31, 2017, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2017, by correspondence with the custodians. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Freedom Index Income Fund, Fidelity Freedom Index 2005 Fund, Fidelity Freedom Index 2010 Fund, Fidelity Freedom Index 2015 Fund, Fidelity Freedom Index 2020 Fund, Fidelity Freedom Index 2025 Fund, Fidelity Freedom Index 2030 Fund, Fidelity Freedom Index 2035 Fund, Fidelity Freedom Index 2040 Fund, Fidelity Freedom Index 2045 Fund, Fidelity Freedom Index 2050 Fund, Fidelity Freedom Index 2055 Fund and Fidelity Freedom Index 2060 Fund as of March 31, 2017, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
May 22, 2017

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance.  If the interests of a fund and an underlying Fidelity® fund were to diverge, a conflict of interest could arise and affect how the Trustees and Members of the Advisory Board fulfill their fiduciary duties to the affected funds.  FMRC has structured the funds to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, FMRC, the Trustees, and Members of the Advisory Board would take reasonable steps to minimize and, if possible, eliminate the conflict.  Each of the Trustees oversees 244 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Each fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-835-5092 (plan accounts) or 1-800-544-8544 (all other accounts).

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present) and Chairman and Director of FMR (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a Member of the Advisory Board of certain Fidelity® funds (2014-2016), president of the Business Roundtable (2011-2017), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Interim Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (UK) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jeffrey S. Christian (1961)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Christian also serves as Assistant Treasurer of other funds. Mr. Christian is an employee of Fidelity Investments (2003-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)

Year of Election or Appointment: 2015

Vice President

Mr. Goebel serves as Vice President of other funds and is an employee of Fidelity Investments (2001-present). Previously, Mr. Goebel served as Senior Vice President of Fidelity Management & Research Company (FMR) (investment adviser firm, 2016), Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-2015), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-2015), and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-2015); General Counsel, Secretary, and Senior Vice President of FMR (investment adviser firm, 2008-2015) and FMR Co., Inc. (investment adviser firm, 2008-2015); Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-2015) and Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2008-2015); Chief Legal Officer (CLO) of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-2015); Secretary and CLO of certain Fidelity® funds (2008-2015); Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan is an employee of Fidelity Investments (2005-present).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), Vice Chairman of FIAM LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2016 to March 31, 2017).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value October 1, 2016	Ending Account Value March 31, 2017	Expenses Paid During Period-B October 1, 2016 to March 31, 2017
Fidelity Freedom Index Income Fund
Investor Class	.08%
Actual		$1,000.00	$1,010.90	$.40
Hypothetical-C		$1,000.00	$1,024.53	$.40
Institutional Premium Class	.03%
Actual		$1,000.00	$1,010.40	$.15
Hypothetical-C		$1,000.00	$1,024.78	$.15
Fidelity Freedom Index 2005 Fund
Investor Class	.09%
Actual		$1,000.00	$1,021.30	$.45
Hypothetical-C		$1,000.00	$1,024.48	$.45
Institutional Premium Class	.04%
Actual		$1,000.00	$1,021.70	$.20
Hypothetical-C		$1,000.00	$1,024.73	$.20
Fidelity Freedom Index 2010 Fund
Investor Class	.10%
Actual		$1,000.00	$1,029.20	$.51
Hypothetical-C		$1,000.00	$1,024.43	$.50
Institutional Premium Class	.05%
Actual		$1,000.00	$1,030.40	$.25
Hypothetical-C		$1,000.00	$1,024.68	$.25
Fidelity Freedom Index 2015 Fund
Investor Class	.10%
Actual		$1,000.00	$1,038.00	$.51
Hypothetical-C		$1,000.00	$1,024.43	$.50
Institutional Premium Class	.05%
Actual		$1,000.00	$1,038.50	$.25
Hypothetical-C		$1,000.00	$1,024.68	$.25
Fidelity Freedom Index 2020 Fund
Investor Class	.11%
Actual		$1,000.00	$1,043.70	$.56
Hypothetical-C		$1,000.00	$1,024.38	$.56
Institutional Premium Class	.06%
Actual		$1,000.00	$1,044.20	$.31
Hypothetical-C		$1,000.00	$1,024.63	$.30
Fidelity Freedom Index 2025 Fund
Investor Class	.11%
Actual		$1,000.00	$1,049.90	$.56
Hypothetical-C		$1,000.00	$1,024.38	$.56
Institutional Premium Class	.06%
Actual		$1,000.00	$1,049.60	$.31
Hypothetical-C		$1,000.00	$1,024.63	$.30
Fidelity Freedom Index 2030 Fund
Investor Class	.12%
Actual		$1,000.00	$1,064.90	$.62
Hypothetical-C		$1,000.00	$1,024.33	$.61
Institutional Premium Class	.07%
Actual		$1,000.00	$1,065.40	$.36
Hypothetical-C		$1,000.00	$1,024.58	$.35
Fidelity Freedom Index 2035 Fund
Investor Class	.12%
Actual		$1,000.00	$1,076.20	$.62
Hypothetical-C		$1,000.00	$1,024.33	$.61
Institutional Premium Class	.07%
Actual		$1,000.00	$1,077.30	$.36
Hypothetical-C		$1,000.00	$1,024.58	$.35
Fidelity Freedom Index 2040 Fund
Investor Class	.12%
Actual		$1,000.00	$1,076.80	$.62
Hypothetical-C		$1,000.00	$1,024.33	$.61
Institutional Premium Class	.07%
Actual		$1,000.00	$1,077.30	$.36
Hypothetical-C		$1,000.00	$1,024.58	$.35
Fidelity Freedom Index 2045 Fund
Investor Class	.12%
Actual		$1,000.00	$1,077.10	$.62
Hypothetical-C		$1,000.00	$1,024.33	$.61
Institutional Premium Class	.07%
Actual		$1,000.00	$1,077.50	$.36
Hypothetical-C		$1,000.00	$1,024.58	$.35
Fidelity Freedom Index 2050 Fund
Investor Class	.12%
Actual		$1,000.00	$1,076.40	$.62
Hypothetical-C		$1,000.00	$1,024.33	$.61
Institutional Premium Class	.07%
Actual		$1,000.00	$1,077.50	$.36
Hypothetical-C		$1,000.00	$1,024.58	$.35
Fidelity Freedom Index 2055 Fund
Investor Class	.12%
Actual		$1,000.00	$1,076.70	$.62
Hypothetical-C		$1,000.00	$1,024.33	$.61
Institutional Premium Class	.07%
Actual		$1,000.00	$1,077.50	$.36
Hypothetical-C		$1,000.00	$1,024.58	$.35
Fidelity Freedom Index 2060 Fund
Investor Class	.12%
Actual		$1,000.00	$1,076.60	$.62
Hypothetical-C		$1,000.00	$1,024.33	$.61
Institutional Premium Class	.07%
Actual		$1,000.00	$1,077.80	$.36
Hypothetical-C		$1,000.00	$1,024.58	$.35

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which each Fund invests are not included in each Fund's annualized expense ratio.

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Fidelity Freedom Index Income Fund
Investor Class	05/08/17	05/05/17	$0.016	$0.026
Institutional Premium Class	05/08/17	05/05/17	$0.016	$0.026
Fidelity Freedom Index 2005 Fund
Investor Class	05/15/17	05/12/17	$0.030	$0.048
Institutional Premium Class	05/15/17	05/12/17	$0.032	$0.048
Fidelity Freedom Index 2010 Fund
Investor Class	05/15/17	05/12/17	$0.028	$0.117
Institutional Premium Class	05/15/17	05/12/17	$0.030	$0.117
Fidelity Freedom Index 2015 Fund
Investor Class	05/15/17	05/12/17	$0.025	$0.021
Institutional Premium Class	05/15/17	05/12/17	$0.027	$0.021
Fidelity Freedom Index 2020 Fund
Investor Class	05/15/17	05/12/17	$0.024	$0.005
Institutional Premium Class	05/15/17	05/12/17	$0.026	$0.005
Fidelity Freedom Index 2025 Fund
Investor Class	05/15/17	05/12/17	$0.025	$0.000
Institutional Premium Class	05/15/17	05/12/17	$0.027	$0.000
Fidelity Freedom Index 2030 Fund
Investor Class	05/15/17	05/12/17	$0.017	$0.000
Institutional Premium Class	05/15/17	05/12/17	$0.019	$0.000
Fidelity Freedom Index 2035 Fund
Investor Class	05/15/17	05/12/17	$0.005	$0.000
Institutional Premium Class	05/15/17	05/12/17	$0.007	$0.000
Fidelity Freedom Index 2040 Fund
Investor Class	05/15/17	05/12/17	$0.005	$0.000
Institutional Premium Class	05/15/17	05/12/17	$0.007	$0.000

Fidelity Freedom Index 2045 Fund
Investor Class	05/15/17	05/12/17	$0.006	$0.014
Institutional Premium Class	05/15/17	05/12/17	$0.009	$0.014
Fidelity Freedom Index 2050 Fund
Investor Class	05/15/17	05/12/17	$0.005	$0.046
Institutional Premium Class	05/15/17	05/12/17	$0.007	$0.046
Fidelity Freedom Index 2055 Fund
Investor Class	05/15/17	05/12/17	$0.001	$0.023
Institutional Premium Class	05/15/17	05/12/17	$0.003	$0.023
Fidelity Freedom Index 2060 Fund
Investor Class	05/15/17	05/12/17	$0.003	$0.046
Institutional Premium Class	05/15/17	05/12/17	$0.005	$0.046
The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended March 31, 2016, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity Freedom Index Income Fund	$527,405
Fidelity Freedom Index 2005 Fund	$313,151
Fidelity Freedom Index 2010 Fund	$3,816,463
Fidelity Freedom Index 2015 Fund	$1,552,621
Fidelity Freedom Index 2020 Fund	$0
Fidelity Freedom Index 2025 Fund	$0
Fidelity Freedom Index 2030 Fund	$0
Fidelity Freedom Index 2035 Fund	$0
Fidelity Freedom Index 2040 Fund	$0
Fidelity Freedom Index 2045 Fund	$1,141,249
Fidelity Freedom Index 2050 Fund	$3,372,689
Fidelity Freedom Index 2055 Fund	$698,697
Fidelity Freedom Index 2060 Fund	$236,821

A percentage of the dividends distributed during the fiscal year for the following funds were derived from interest on U.S. Government securities which is generally exempt from state income tax

Fidelity Freedom Index Income Fund
Investor Class	19.39%
Institutional Premium Class	19.39%
Fidelity Freedom Index 2005 Fund
Investor Class	15.90%
Institutional Premium Class	15.90%
Fidelity Freedom Index 2010 Fund
Investor Class	13.48%
Institutional Premium Class	13.48%
Fidelity Freedom Index 2015 Fund
Investor Class	11.35%
Institutional Premium Class	11.35%
Fidelity Freedom Index 2020 Fund
Investor Class	9.91%
Institutional Premium Class	9.91%
Fidelity Freedom Index 2025 Fund
Investor Class	8.55%
Institutional Premium Class	8.55%
Fidelity Freedom Index 2030 Fund
Investor Class	5.41%
Institutional Premium Class	5.41%
Fidelity Freedom Index 2035 Fund
Investor Class	2.56%
Institutional Premium Class	2.56%
Fidelity Freedom Index 2040 Fund
Investor Class	2.51%
Institutional Premium Class	2.51%
Fidelity Freedom Index 2045 Fund
Investor Class	2.49%
Institutional Premium Class	2.49%
Fidelity Freedom Index 2050 Fund
Investor Class	2.46%
Institutional Premium Class	2.46%
Fidelity Freedom Index 2055 Fund
Investor Class	2.34%
Institutional Premium Class	2.34%
Fidelity Freedom Index 2060 Fund
Investor Class	2.15%
Institutional Premium Class	2.15%

A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends–received deduction for corporate shareholders:

	Investor Class	Institutional Premium Class
Fidelity Freedom Index Income Fund
April 2016	0.00%	0.00%
May 2016	24%	20%
June 2016	24%	24%
July 2016	25%	22%
August 2016	25%	22%
September 2016	24%	24%
October 2016	25%	22%
November 2016	24%	24%
December 2016	24%	23%
January 2017	0.00%	0.00%
February 2017	0.00%	0.00%
March 2017	0.00%	0.00%
Fidelity Freedom Index 2005 Fund
May 2016	2%	2%
December 2016	29%	29%
Fidelity Freedom Index 2010 Fund
May 2016	3%	2%
December 2016	32%	31%
Fidelity Freedom Index 2015 Fund
May 2016	3%	3%
December 2016	37%	36%
Fidelity Freedom Index 2020 Fund
May 2016	3%	3%
December 2016	40%	39%
Fidelity Freedom Index 2025 Fund
May 2016	4%	3%
December 2016	41%	40%
Fidelity Freedom Index 2030 Fund
May 2016	7%	6%
December 2016	47%	46%
Fidelity Freedom Index 2035 Fund
May 2016	18%	14%
December 2016	51%	50%
Fidelity Freedom Index 2040 Fund
May 2016	18%	13%
December 2016	52%	51%
Fidelity Freedom Index 2045 Fund
May 2016	16%	12%
December 2016	52%	51%
Fidelity Freedom Index 2050 Fund
May 2016	15%	12%
December 2016	52%	51%
Fidelity Freedom Index 2055 Fund
May 2016	0%	0%
December 2016	50%	50%
Fidelity Freedom Index 2060 Fund
May 2016	24%	20%
December 2016	47%	47%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

	Investor Class	Institutional Premium Class
Fidelity Freedom Index Income Fund
April 2016	0.00%	0.00%
May 2016	35%	33%
June 2016	38%	38%
July 2016	39%	36%
August 2016	39%	36%
September 2016	38%	38%
October 2016	40%	35%
November 2016	38%	38%
December 2016	38%	37%
January 2017	0.00%	0.00%
February 2017	0.00%	0.00%
March 2017	0.00%	0.00%
Fidelity Freedom Index 2005 Fund
May 2016	4%	3%
December 2016	48%	47%
Fidelity Freedom Index 2010 Fund
May 2016	5%	4%
December 2016	53%	52%
Fidelity Freedom Index 2015 Fund
May 2016	6%	5%
December 2016	62%	60%
Fidelity Freedom Index 2020 Fund
May 2016	6%	6%
December 2016	68%	66%
Fidelity Freedom Index 2025 Fund
May 2016	7%	6%
December 2016	70%	69%
Fidelity Freedom Index 2030 Fund
May 2016	12%	11%
December 2016	80%	78%
Fidelity Freedom Index 2035 Fund
May 2016	30%	23%
December 2016	87%	85%
Fidelity Freedom Index 2040 Fund
May 2016	30%	23%
December 2016	87%	85%
Fidelity Freedom Index 2045 Fund
May 2016	25%	19%
December 2016	87%	85%
Fidelity Freedom Index 2050 Fund
May 2016	26%	19%
December 2016	87%	85%
Fidelity Freedom Index 2055 Fund
May 2016	0%	0%
December 2016	84%	84%
Fidelity Freedom Index 2060 Fund
May 2016	34%	28%
December 2016	82%	81%

The funds will notify shareholders in January 2018 of amounts for use in preparing 2017 income tax returns.

Proxy Voting Results

A special meeting of shareholders was held on December 22, 2016. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To elect a Board of Trustees.

	# of Votes	% of Votes
Elizabeth S. Acton
Affirmative	67,962,879,437.90	95.738
Withheld	3,026,199,416.67	4.262
TOTAL	70,989,078,854.57	100.000
John Engler
Affirmative	67,621,098,922.89	95.256
Withheld	3,367,979,931.68	4.744
TOTAL	70,989,078,854.57	100.000
Albert R. Gamper, Jr.
Affirmative	67,692,979,200.48	95.357
Withheld	3,296,099,654.09	4.643
TOTAL	70,989,078,854.57	100.000
Robert F. Gartland
Affirmative	67,834,076,287.79	95.556
Withheld	3,155,002,566.78	4.444
TOTAL	70,989,078,854.57	100.000
Abigail P. Johnson
Affirmative	67,845,327,470.44	95.572
Withheld	3,143,751,384.13	4.428
TOTAL	70,989,078,854.57	100.000
Arthur E. Johnson
Affirmative	67,698,760,709.29	95.366
Withheld	3,290,318,145.28	4.634
TOTAL	70,989,078,854.57	100.000
Michael E. Kenneally
Affirmative	67,851,407,081.44	95.581
Withheld	3,137,671,773.13	4.419
TOTAL	70,989,078,854.57	100.000
James H. Keyes
Affirmative	67,741,432,698.10	95.426
Withheld	3,247,646,156.47	4.574
TOTAL	70,989,078,854.57	100.000
Marie L. Knowles
Affirmative	67,825,908,094.48	95.545
Withheld	3,163,170,760.09	4.455
TOTAL	70,989,078,854.57	100.000
Jennifer Toolin McAuliffe
Affirmative	67,916,195,545.89	95.672
Withheld	3,072,883,308.68	4.328
TOTAL	70,989,078,854.57	100.000
Mark A. Murray
Affirmative	67,892,016,830.18	95.638
Withheld	3,097,062,024.39	4.362
TOTAL	70,989,078,854.57	100.000

Proposal 1 reflects trust-wide proposal and voting results.

FRX-ANN-0517
1.899264.107

Item 2.

Code of Ethics

As of the end of the period, March 31, 2017, Fidelity Aberdeen Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Elizabeth S. Acton is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Ms. Acton is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity Advisor Freedom Income Fund,  Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund, Fidelity Advisor Freedom 2040 Fund, Fidelity Advisor Freedom 2045 Fund, Fidelity Advisor Freedom 2050 Fund, Fidelity Advisor Freedom 2055 Fund, Fidelity Advisor Freedom 2060 Fund, Fidelity Freedom Index Income Fund, Fidelity Freedom Index 2005 Fund, Fidelity Freedom Index 2010 Fund, Fidelity Freedom Index 2015 Fund, Fidelity Freedom Index 2020 Fund, Fidelity Freedom Index 2025 Fund, Fidelity Freedom Index 2030 Fund, Fidelity Freedom Index 2035 Fund, Fidelity Freedom Index 2040 Fund, Fidelity Freedom Index 2045 Fund, Fidelity Freedom Index 2050 Fund, Fidelity Freedom Index 2055 Fund and Fidelity Freedom Index 2060 Fund (the “Funds”):

Services Billed by Deloitte Entities

March 31, 2017 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Freedom Income Fund	$22,000	$-	$5,100	$700
Fidelity Advisor Freedom 2005 Fund	$22,000	$-	$5,100	$700
Fidelity Advisor Freedom 2010 Fund	$22,000	$-	$5,100	$700
Fidelity Advisor Freedom 2015 Fund	$22,000	$-	$5,100	$700
Fidelity Advisor Freedom 2020 Fund	$22,000	$-	$5,100	$700
Fidelity Advisor Freedom 2025 Fund	$22,000	$-	$5,100	$700
Fidelity Advisor Freedom 2030 Fund	$22,000	$-	$5,100	$700
Fidelity Advisor Freedom 2035 Fund	$22,000	$-	$5,100	$700
Fidelity Advisor Freedom 2040 Fund	$22,000	$-	$5,100	$700
Fidelity Advisor Freedom 2045 Fund	$22,000	$-	$5,100	$700
Fidelity Advisor Freedom 2050 Fund	$22,000	$-	$5,100	$700
Fidelity Advisor Freedom 2055 Fund	$22,000	$-	$5,100	$700
Fidelity Advisor Freedom 2060 Fund	$22,000	$-	$5,100	$700
Fidelity Freedom Index Income Fund	$18,000	$-	$4,900	$600
Fidelity Freedom Index 2005 Fund	$18,000	$-	$4,900	$600
Fidelity Freedom Index 2010 Fund	$18,000	$-	$4,900	$600
Fidelity Freedom Index 2015 Fund	$18,000	$-	$4,900	$600
Fidelity Freedom Index 2020 Fund	$18,000	$-	$4,900	$600
Fidelity Freedom Index 2025 Fund	$18,000	$-	$4,900	$600
Fidelity Freedom Index 2030 Fund	$18,000	$-	$4,900	$600
Fidelity Freedom Index 2035 Fund	$18,000	$-	$4,900	$600
Fidelity Freedom Index 2040 Fund	$18,000	$-	$4,900	$600
Fidelity Freedom Index 2045 Fund	$18,000	$-	$4,900	$600
Fidelity Freedom Index 2050 Fund	$18,000	$-	$4,900	$600
Fidelity Freedom Index 2055 Fund	$18,000	$-	$5,400	$600
Fidelity Freedom Index 2060 Fund	$18,000	$-	$4,900	$600

March 31, 2016 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Freedom Income Fund	$22,000	$-	$5,100	$600
Fidelity Advisor Freedom 2005 Fund	$22,000	$-	$5,100	$600
Fidelity Advisor Freedom 2010 Fund	$22,000	$-	$5,100	$600
Fidelity Advisor Freedom 2015 Fund	$22,000	$-	$5,100	$600
Fidelity Advisor Freedom 2020 Fund	$22,000	$-	$5,100	$600
Fidelity Advisor Freedom 2025 Fund	$22,000	$-	$5,100	$600
Fidelity Advisor Freedom 2030 Fund	$22,000	$-	$5,100	$600
Fidelity Advisor Freedom 2035 Fund	$22,000	$-	$5,100	$600
Fidelity Advisor Freedom 2040 Fund	$22,000	$-	$5,100	$600
Fidelity Advisor Freedom 2045 Fund	$22,000	$-	$5,100	$600
Fidelity Advisor Freedom 2050 Fund	$22,000	$-	$5,100	$600
Fidelity Advisor Freedom 2055 Fund	$22,000	$-	$5,100	$600
Fidelity Advisor Freedom 2060 Fund	$22,000	$-	$5,100	$600
Fidelity Freedom Index Income Fund	$28,000	$-	$4,900	$600
Fidelity Freedom Index 2005 Fund	$22,000	$-	$4,900	$600
Fidelity Freedom Index 2010 Fund	$22,000	$-	$4,900	$600
Fidelity Freedom Index 2015 Fund	$22,000	$-	$4,900	$600
Fidelity Freedom Index 2020 Fund	$22,000	$-	$4,900	$600
Fidelity Freedom Index 2025 Fund	$22,000	$-	$4,900	$600
Fidelity Freedom Index 2030 Fund	$22,000	$-	$4,900	$600
Fidelity Freedom Index 2035 Fund	$22,000	$-	$4,900	$600
Fidelity Freedom Index 2040 Fund	$22,000	$-	$4,900	$600
Fidelity Freedom Index 2045 Fund	$22,000	$-	$4,900	$600
Fidelity Freedom Index 2050 Fund	$22,000	$-	$4,900	$600
Fidelity Freedom Index 2055 Fund	$22,000	$-	$4,900	$600
Fidelity Freedom Index 2060 Fund	$21,000	$-	$5,100	$600

A Amounts may reflect rounding.

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity Freedom Income Fund, Fidelity Freedom 2005 Fund, Fidelity Freedom 2010 Fund, Fidelity Freedom 2015 Fund, Fidelity Freedom 2020 Fund, Fidelity Freedom 2025 Fund, Fidelity Freedom 2030 Fund, Fidelity Freedom 2035 Fund, Fidelity Freedom 2040 Fund, Fidelity Freedom 2045 Fund, Fidelity Freedom 2050 Fund, Fidelity Freedom 2055 Fund, Fidelity Freedom 2060 Fund, Fidelity Freedom K® Income Fund, Fidelity Freedom K® 2005 Fund, Fidelity Freedom K® 2010 Fund, Fidelity Freedom K® 2015 Fund, Fidelity Freedom K® 2020 Fund, Fidelity Freedom K® 2025 Fund, Fidelity Freedom K® 2030 Fund, Fidelity Freedom K® 2035 Fund, Fidelity Freedom K® 2040 Fund, Fidelity Freedom K® 2045 Fund, Fidelity Freedom K® 2050 Fund, Fidelity Freedom K® 2055 Fund and Fidelity Freedom K® 2060 Fund (the “Funds”):

Services Billed by PwC

March 31, 2017 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Freedom Income Fund	$27,000	$-	$2,600	$1,000
Fidelity Freedom 2005 Fund	$27,000	$-	$2,600	$1,000
Fidelity Freedom 2010 Fund	$27,000	$-	$2,600	$1,000
Fidelity Freedom 2015 Fund	$27,000	$-	$2,600	$1,000
Fidelity Freedom 2020 Fund	$27,000	$-	$2,600	$1,000
Fidelity Freedom 2025 Fund	$27,000	$-	$2,600	$1,000
Fidelity Freedom 2030 Fund	$27,000	$-	$2,600	$1,000
Fidelity Freedom 2035 Fund	$27,000	$-	$2,600	$1,000
Fidelity Freedom 2040 Fund	$27,000	$-	$2,600	$1,000
Fidelity Freedom 2045 Fund	$27,000	$-	$2,600	$1,000
Fidelity Freedom 2050 Fund	$27,000	$-	$2,600	$1,000
Fidelity Freedom 2055 Fund	$27,000	$-	$2,600	$1,000
Fidelity Freedom 2060 Fund	$27,000	$-	$2,600	$1,000
Fidelity Freedom K® Income Fund	$22,000	$-	$2,600	$1,000
Fidelity Freedom K® 2005 Fund	$22,000	$-	$2,600	$1,000
Fidelity Freedom K® 2010 Fund	$22,000	$-	$2,600	$1,000
Fidelity Freedom K® 2015 Fund	$22,000	$-	$2,600	$1,000
Fidelity Freedom K® 2020 Fund	$22,000	$-	$2,600	$1,000
Fidelity Freedom K® 2025 Fund	$22,000	$-	$2,600	$1,000
Fidelity Freedom K® 2030 Fund	$22,000	$-	$2,600	$1,000
Fidelity Freedom K® 2035 Fund	$22,000	$-	$2,600	$1,000
Fidelity Freedom K® 2040 Fund	$22,000	$-	$2,600	$1,000
Fidelity Freedom K® 2045 Fund	$22,000	$-	$2,600	$1,000
Fidelity Freedom K® 2050 Fund	$22,000	$-	$2,600	$1,000
Fidelity Freedom K® 2055 Fund	$22,000	$-	$2,600	$1,000
Fidelity Freedom K® 2060 Fund	$22,000	$-	$2,600	$1,000

March 31, 2016 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Freedom Income Fund	$26,000	$-	$3,100	$1,300
Fidelity Freedom 2005 Fund	$26,000	$-	$3,100	$1,300
Fidelity Freedom 2010 Fund	$26,000	$-	$3,100	$1,300
Fidelity Freedom 2015 Fund	$26,000	$-	$3,100	$1,300
Fidelity Freedom 2020 Fund	$26,000	$-	$3,100	$1,300
Fidelity Freedom 2025 Fund	$26,000	$-	$3,100	$1,300
Fidelity Freedom 2030 Fund	$26,000	$-	$3,100	$1,300
Fidelity Freedom 2035 Fund	$26,000	$-	$3,100	$1,300
Fidelity Freedom 2040 Fund	$26,000	$-	$3,100	$1,300
Fidelity Freedom 2045 Fund	$26,000	$-	$3,100	$1,300
Fidelity Freedom 2050 Fund	$26,000	$-	$3,100	$1,300
Fidelity Freedom 2055 Fund	$26,000	$-	$3,100	$1,300
Fidelity Freedom 2060 Fund	$26,000	$-	$3,100	$1,300
Fidelity Freedom K® Income Fund	$26,000	$-	$3,100	$1,300
Fidelity Freedom K® 2005 Fund	$26,000	$-	$3,100	$1,300
Fidelity Freedom K® 2010 Fund	$26,000	$-	$3,100	$1,300
Fidelity Freedom K® 2015 Fund	$26,000	$-	$3,100	$1,300
Fidelity Freedom K® 2020 Fund	$26,000	$-	$3,100	$1,300
Fidelity Freedom K® 2025 Fund	$26,000	$-	$3,100	$1,300
Fidelity Freedom K® 2030 Fund	$26,000	$-	$3,100	$1,300
Fidelity Freedom K® 2035 Fund	$26,000	$-	$3,100	$1,300
Fidelity Freedom K® 2040 Fund	$26,000	$-	$3,100	$1,300
Fidelity Freedom K® 2045 Fund	$26,000	$-	$3,100	$1,300
Fidelity Freedom K® 2050 Fund	$26,000	$-	$3,100	$1,300
Fidelity Freedom K® 2055 Fund	$26,000	$-	$3,100	$1,300
Fidelity Freedom K® 2060 Fund	$26,000	$-	$3,100	$1,300

A Amounts may reflect rounding.

The following table presents fees billed by PwC and Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company (“FMR”) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds (“Fund Service Providers”):

Services Billed by Deloitte Entities

	March 31, 2017A	March 31, 2016A
Audit-Related Fees	$-	$40,000
Tax Fees	$5,000	$10,000
All Other Fees	$-	$-

A Amounts may reflect rounding.

Services Billed by PwC

	March 31, 2017 A	March 31, 2016A,B
Audit-Related Fees	$5,985,000	$5,470,000
Tax Fees	$115,000	$-
All Other Fees	$-	$-

A Amounts may reflect rounding.

B Reflects current period presentation.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC and Deloitte Entities for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	March 31, 2017 A	March 31, 2016 A,B
Deloitte Entities	$490,000	$240,000
PwC	$8,075,000	$6,210,000

A Amounts may reflect rounding.

B Reflects current period presentation.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC and Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of PwC and Deloitte Entities in their  audits of the Funds, taking into account representations from PwC and Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding their independence from the Funds and their related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds’ last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Aberdeen Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	May 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	May 25, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	May 25, 2017